UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – December 31, 2012

Item 1: Reports to Shareholders

Annual Report | December 31, 2012
Vanguard 500 Index Fund

> For the 12 months ended December 31, 2012, Vanguard 500 Index Fund returned about 16%, notching its best yearly performance since 2009.

> The period was marked by strong returns from financial stocks and lackluster results from utility stocks.

> For the decade ended December 31, the fund closely tracked its target index and exceeded the average annual return of peer funds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	11
Your Fund’s After-Tax Returns.	29
About Your Fund’s Expenses.	30
Glossary.	32

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012

Total
Returns
Vanguard 500 Index Fund
Investor Shares	15.82%
Admiral™ Shares	15.96
Signal® Shares	15.97
ETF Shares
Market Price	16.01
Net Asset Value	15.98
S&P 500 Index	16.00
Large-Cap Core Funds Average	14.94
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2011, Through December 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$115.80	$131.37	$2.699	$0.000
Admiral Shares	115.80	131.37	2.856	0.000
Signal Shares	95.65	108.52	2.359	0.000
ETF Shares	57.46	65.19	1.418	0.000

1

Chairman’s Letter

Dear Shareholder,

Vanguard 500 Index Fund returned about 16% for the 12 months ended December 31, 2012, posting its best fiscal-year result since 2009. The fund closely tracked its target, the Standard & Poor’s 500 Index, and outperformed the average return of peer funds.

A rebound in financials—the worst-performing sector in 2011—helped drive the index’s advance. All ten industry sectors had positive returns for the year; utility stocks had the smallest gain.

If you own the fund in a taxable account, you may wish to review the information on after-tax returns presented later in this report.

With help from central banks, stocks posted strong results
Stocks around the world recorded double-digit gains for the 12 months ended December 31, with international stocks faring even better than their U.S. counterparts.

European stocks shook off investors’ concerns to deliver some of the best results, rising about 19%. The rally came as European central bankers moved to address worries about the finances of governments and banks. Still, Vanguard economists expect Europe to remain a trouble spot, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

2

In the United States, the Federal Reserve continued buying bonds and mortgage-backed securities to try to stimulate growth. The Fed’s actions seemed to buoy both stock and bond returns.

Attention to the nation’s considerable budget challenges intensified as 2012 drew to a close. The focus on the “fiscal cliff” led to nervousness in the markets before policymakers reached a limited tax-rate agreement on the cusp of the new year. The compromise legislation, which President Barack Obama signed into law on January 2, addressed some immediate concerns, but a credible long-term deficit-reduction strategy had yet to be crafted to resolve the nation’s fiscal imbalance and open the way for growth.

Bond returns were solid, but challenges lie ahead
The broad U.S. taxable bond market returned about 4% for the 12 months. Municipal bonds performed especially well, returning more than 6%.

As bond prices rose, the yield of the 10-year U.S. Treasury note slipped to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) By the end of the period, the yield had climbed, but it remained exceptionally low by historical standards.

Although bonds can provide critical diversification benefits to a portfolio, their return prospects look much less promising

Market Barometer

		Average Annual Total Returns
	Periods Ended December 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.42%	11.12%	1.92%
Russell 2000 Index (Small-caps)	16.35	12.25	3.56
Russell 3000 Index (Broad U.S. market)	16.42	11.20	2.04
MSCI All Country World Index ex USA (International)	16.83	3.87	-2.89

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	4.21%	6.19%	5.95%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.78	6.57	5.91
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.44

CPI
Consumer Price Index	1.74%	2.06%	1.80%

3

than the results achieved in recent years As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished. (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

As it has since late 2008, the Fed held its target for short-term interest rates between 0% and 0.25%, which kept a tight lid on returns from money market funds and savings accounts.

Financial, tech stocks rallied; utility, energy stocks lagged
As I mentioned earlier, financial stocks were among the best performers for the year as banks, brokerages, and finance companies put some more distance between their balance sheets and the financial crisis. Bank stocks seemed to get a further lift as the U.S. housing recovery gathered strength—a development that benefited shares of home improvement retailers and home builders as well.

The benchmark’s largest sector, information technology, also boosted returns significantly as the “ripple effect” of the growing popularity of smartphones and tablet computers spread from computer hardware manufacturers to software and internet companies. IT services and communication equipment firms also benefited from consumer and corporate demand.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Signal	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
500 Index Fund	0.17%	0.05%	0.05%	0.05%	1.19%

The fund expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the fund’s expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: Large-Cap Core Funds.

4

Weak spots included energy and utility stocks. Economic sluggishness has restrained power and energy demand, while the abundance of natural gas has put pressure on oil and gas prices.

Your fund has delivered solid long-term results
For the ten-year period ended December 31, Investor Shares of the 500 Index Fund produced an average annual return of just under 7%. By historical standards, the results don’t appear especially impressive—until, that is, you consider the challenges of the past decade. Over the ten years, investors endured some traumatic events, including the aftermath of the bursting of the technology bubble in the early 2000s and the more recent financial crisis and global recession. The fund emerged from that turbulence with a ten-year average return that was more than a percentage point better than the average return of peer funds.

Through the market’s ups and downs, the fund met its goal of closely tracking the S&P 500 Index. This success reflects the skill of the advisor, Vanguard Equity Investment Group. The group relies on its proven portfolio management strategies in seeking to produce benchmark-tracking returns regardless of external market conditions. At the same time, the fund’s low costs help you keep your share of the market’s returns.

Total Returns
Ten Years Ended December 31, 2012
Average
Annual Return
500 Index Fund Investor Shares	6.99%
S&P 500 Index	7.10
Large-Cap Core Funds Average	5.64
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Gus Sauter united traditional values with pioneering investment acumen
When I was interviewing for a job at Vanguard in the mid-1980s, Jack Brennan, who would go on to become our chairman and chief executive officer and is now chairman emeritus, described Vanguard as “a company with the intellectual rigor of Wall Street but with Midwestern values.”

I’m reminded of that when I think about Gus Sauter’s 25-year career at Vanguard. Gus retired as our chief investment officer at the end of December, having set the highest of standards for both intellectual achievement and devotion to doing the right thing for clients, colleagues, and community.

Gus played a pivotal role in transforming indexing from a novelty to an investing mainstay, a change that has benefited all investors. In addition, he developed our active quantitative equity strategies, oversaw the growth of our industry-leading expertise in fixed income, and ultimately helped Vanguard to become a global investment manager responsible for $2 trillion in client assets.

As for the Midwestern values, Gus—a native of Ohio, incidentally—served our clients with a dedication to thrift, candor, and common sense that has helped make Vanguard what it is. His colleagues knew that in any situation they could count on him to keep a level-headed, long-term outlook. Just two weeks after he started at Vanguard, he helped guide us through the stock market crash of 1987. Some 20 years later, he helped us navigate the financial crisis of 2008–2009.

An important aspect of Gus’s legacy is the team of world-class investment professionals that he cultivated at Vanguard. That team is now led by Tim Buckley, who oversaw our services for individual investors before becoming chief investment officer. I am confident that Tim will not only carry on Gus’s legacy, but also—as Gus himself put it—take Vanguard investment management to the next level.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 14, 2013

6

500 Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	ETF
	Shares	Shares	Shares	Shares
Ticker Symbol	VFINX	VFIAX	VIFSX	VOO
Expense Ratio[1]	0.17%	0.05%	0.05%	0.05%
30-Day SEC Yield	2.12%	2.24%	2.24%	2.24%

Portfolio Characteristics
			DJ U.S.
			Total
		S&P 500	Market
	Fund	Index FA Index
Number of Stocks	504	500	3,604
Median Market Cap	$56.4B	$56.4B	$35.1B
Price/Earnings Ratio	15.9x	15.9x	16.8x
Price/Book Ratio	2.1x	2.1x	2.1x
Return on Equity	18.7%	18.7%	17.1%
Earnings Growth Rate	9.7%	9.7%	9.7%
Dividend Yield	2.3%	2.3%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	3%	—	—
Short-Term Reserves	-0.1%	—	—

Volatility Measures
		DJ
		U.S.
		Total
		Market
	S&P 500	FA
	Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.96

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Apple Inc.	Computer Hardware	3.9%
Exxon Mobil Corp.	Integrated Oil & Gas	3.1
General Electric Co.	Industrial
	Conglomerates	1.7
Chevron Corp.	Integrated Oil & Gas	1.7
International Business	IT Consulting &
Machines Corp.	Other Services	1.6
Microsoft Corp.	Systems Software	1.6
Johnson & Johnson	Pharmaceuticals	1.5
AT&T Inc.	Integrated
	Telecommunication
	Services	1.5
Google Inc. Class A	Internet Software &
	Services	1.5
Procter & Gamble Co.	Household Products	1.5
Top Ten		19.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares.

7

500 Index Fund

Sector Diversification (% of equity exposure)

			DJ U.S.
			Total
		S&P 500	Market FA
	Fund	Index	Index
Consumer Discretionary 11.5%		11.5%	12.3%
Consumer Staples	10.6	10.6	9.3
Energy	11.0	11.0	10.2
Financials	15.6	15.6	16.9
Health Care	12.0	12.0	11.7
Industrials	10.1	10.1	11.1
Information Technology	19.1	19.1	18.3
Materials	3.6	3.6	4.0
Telecommunication
Services	3.1	3.1	2.7
Utilities	3.4	3.4	3.5

Investment Focus

8

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
500 Index Fund Investor Shares	15.82%	1.57%	6.99%	$19,644
S&P 500 Index	16.00	1.66	7.10	19,858
Large-Cap Core Funds Average	14.94	0.50	5.64	17,317
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	21,484

Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
500 Index Fund Admiral Shares	15.96%	1.68%	7.09%	$19,832
S&P 500 Index	16.00	1.66	7.10	19,858
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	21,484

See Financial Highlights for dividend and capital gains information.

9

500 Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/29/2006)	Investment
500 Index Fund Signal Shares	15.97%	1.68%	3.27%	$12,231
S&P 500 Index	16.00	1.66	3.26	12,223
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	3.80	12,629

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/7/2010)	Investment
500 Index Fund
ETF Shares Net Asset Value	15.98%	14.65%	$13,722
S&P 500 Index	16.00	14.68	13,730
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	14.92	13,799
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: September 7, 2010, Through December 31, 2012
		Since
	One	Inception
	Year	(9/7/2010)
500 Index Fund ETF Shares Market Price	16.01%	37.25%
500 Index Fund ETF Shares Net Asset Value	15.98	37.22
S&P 500 Index	16.00	37.30
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012

10

500 Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (11.5%)
	Comcast Corp. Class A	23,371,305	873,619
	Home Depot Inc.	13,884,567	858,760
*	Amazon.com Inc.	3,365,029	845,093
	McDonald’s Corp.	9,323,106	822,391
	Walt Disney Co.	16,456,337	819,361
	News Corp. Class A	18,723,602	478,201
	Ford Motor Co.	35,404,911	458,494
	Time Warner Inc.	8,792,635	420,552
	Lowe’s Cos. Inc.	10,443,752	370,962
	Starbucks Corp.	6,905,084	370,251
	Target Corp.	6,043,276	357,581
	NIKE Inc. Class B	6,777,792	349,734
*	priceline.com Inc.	463,040	287,640
	TJX Cos. Inc.	6,771,748	287,461
*	DIRECTV	5,609,963	281,396
	Yum! Brands Inc.	4,195,468	278,579
	Time Warner Cable Inc.	2,802,225	272,348
	Viacom Inc. Class B	4,290,051	226,257
	CBS Corp. Class B	5,487,091	208,784
	Johnson Controls Inc.	6,349,551	194,931
	Carnival Corp.	4,140,087	152,231
	Coach Inc.	2,634,163	146,222
	Macy’s Inc.	3,670,347	143,217
	McGraw-Hill Cos. Inc.	2,578,553	140,970
*	Discovery
	Communications
	Inc. Class A	2,217,896	140,792
	VF Corp.	818,604	123,585
	Omnicom Group Inc.	2,454,037	122,604
*	AutoZone Inc.	343,075	121,596
*	Bed Bath & Beyond Inc.	2,129,072	119,036
	Mattel Inc.	3,187,418	116,723
	Ross Stores Inc.	2,065,683	111,857
*	Dollar General Corp.	2,438,984	107,535
	Limited Brands Inc.	2,223,318	104,629
	Starwood Hotels &
	Resorts Worldwide Inc.	1,820,284	104,412

			Market
			Value
		Shares	($000)
	Harley-Davidson Inc.	2,101,728	102,648
*	O’Reilly Automotive Inc.	1,064,683	95,204
	Genuine Parts Co.	1,440,992	91,618
*	Chipotle Mexican Grill Inc.
	Class A	292,556	87,024
	Gap Inc.	2,761,353	85,712
*	Dollar Tree Inc.	2,110,495	85,602
	Ralph Lauren Corp.
	Class A	569,380	85,361
	Marriott International
	Inc. Class A	2,286,211	85,207
	Kohl’s Corp.	1,965,610	84,482
	Wynn Resorts Ltd.	738,026	83,021
*	CarMax Inc.	2,125,429	79,789
*	BorgWarner Inc.	1,087,127	77,860
*	Delphi Automotive plc	2,028,866	77,604
	Nordstrom Inc.	1,412,530	75,570
	Whirlpool Corp.	723,108	73,576
	Staples Inc.	6,259,574	71,359
	Wyndham Worldwide
	Corp.	1,302,882	69,326
	PetSmart Inc.	998,275	68,222
	Tiffany & Co.	1,106,857	63,467
	Newell Rubbermaid Inc.	2,671,357	59,491
^	Lennar Corp. Class A	1,524,746	58,962
*	PulteGroup Inc.	3,157,689	57,344
	Family Dollar Stores Inc.	889,278	56,389
	Darden Restaurants Inc.	1,194,009	53,814
	Expedia Inc.	863,923	53,088
	DR Horton Inc.	2,592,461	51,279
*,^	Netflix Inc.	515,682	47,845
	Comcast Corp.	1,304,720	46,905
	H&R Block Inc.	2,518,627	46,771
	Scripps Networks
	Interactive Inc. Class A	806,818	46,731
*	Fossil Inc.	501,468	46,687
	Interpublic Group
	of Cos. Inc.	4,004,863	44,134
*	TripAdvisor Inc.	1,017,515	42,695
^	Garmin Ltd.	1,013,566	41,374

11

500 Index Fund

			Market
			Value
		Shares	($000)
*	Urban Outfitters Inc.	1,015,885	39,985
	Hasbro Inc.	1,074,326	38,568
	Gannett Co. Inc.	2,133,157	38,418
	Leggett & Platt Inc.	1,311,498	35,699
	Abercrombie & Fitch Co.	738,518	35,427
	International Game
	Technology	2,470,212	35,003
*	Goodyear Tire &
	Rubber Co.	2,273,845	31,402
	Cablevision Systems
	Corp. Class A	2,003,044	29,925
	Best Buy Co. Inc.	2,479,223	29,379
^	GameStop Corp. Class A	1,124,770	28,220
	Harman International
	Industries Inc.	629,583	28,105
^	JC Penney Co. Inc.	1,325,448	26,125
*	Apollo Group Inc.
	Class A	930,403	19,464
*	Big Lots Inc.	538,378	15,322
	Washington Post Co.
	Class B	41,833	15,278
*	AutoNation Inc.	362,442	14,389
			13,574,674
Consumer Staples (10.6%)
	Procter & Gamble Co.	25,390,926	1,723,790
	Coca-Cola Co.	35,819,434	1,298,454
	Philip Morris
	International Inc.	15,513,194	1,297,524
	Wal-Mart Stores Inc.	15,532,380	1,059,774
	PepsiCo Inc.	14,364,443	982,959
	Altria Group Inc.	18,805,454	590,867
	CVS Caremark Corp.	11,576,971	559,747
	Colgate-Palmolive Co.	4,124,241	431,148
	Mondelez International
	Inc. Class A	16,502,187	420,311
	Costco Wholesale Corp.	4,015,528	396,614
	Kimberly-Clark Corp.	3,633,474	306,774
	Walgreen Co.	7,977,479	295,246
	Kraft Foods Group Inc.	5,501,020	250,131
	General Mills Inc.	5,991,484	242,116
	Sysco Corp.	5,458,160	172,805
	HJ Heinz Co.	2,977,508	171,743
	Archer-Daniels-Midland
	Co.	6,115,194	167,495
	Whole Foods Market Inc.	1,602,070	146,317
	Lorillard Inc.	1,201,925	140,229
	Estee Lauder Cos. Inc.
	Class A	2,229,099	133,434
	Kellogg Co.	2,296,337	128,250
	Reynolds American Inc.	3,011,466	124,765
	Mead Johnson
	Nutrition Co.	1,885,861	124,259
	Kroger Co.	4,772,863	124,190
	ConAgra Foods Inc.	3,785,657	111,677
	Hershey Co.	1,389,084	100,320

			Market
			Value
		Shares	($000)
	Beam Inc.	1,478,033	90,293
	Brown-Forman Corp.
	Class B	1,407,875	89,048
	Clorox Co.	1,211,924	88,737
	JM Smucker Co.	1,007,477	86,885
	Dr Pepper Snapple
	Group Inc.	1,933,076	85,403
	Coca-Cola Enterprises Inc. 2,506,383		79,528
	McCormick & Co. Inc.	1,230,887	78,198
*	Monster Beverage Corp.	1,384,837	73,230
	Molson Coors Brewing Co.
	Class B	1,447,542	61,940
	Campbell Soup Co.	1,663,937	58,055
	Avon Products Inc.	4,014,108	57,643
	Tyson Foods Inc. Class A	2,664,616	51,694
*	Constellation Brands Inc.
	Class A	1,405,946	49,756
^	Safeway Inc.	2,224,317	40,238
	Hormel Foods Corp.	1,244,593	38,844
*	Dean Foods Co.	1,719,365	28,387
			12,558,818
Energy (11.0%)
	Exxon Mobil Corp.	42,339,589	3,664,491
	Chevron Corp.	18,175,001	1,965,445
	Schlumberger Ltd.	12,328,128	854,216
	ConocoPhillips	11,272,404	653,687
	Occidental Petroleum
	Corp.	7,523,451	576,372
	Anadarko Petroleum
	Corp.	4,640,701	344,850
	Phillips 66	5,811,152	308,572
	EOG Resources Inc.	2,515,340	303,828
	Halliburton Co.	8,617,290	298,934
	Apache Corp.	3,633,416	285,223
	National Oilwell Varco Inc.	3,964,214	270,954
	Kinder Morgan Inc.	5,872,240	207,466
	Williams Cos. Inc.	6,257,038	204,855
	Marathon Oil Corp.	6,559,640	201,119
	Marathon Petroleum
	Corp.	3,149,530	198,420
	Devon Energy Corp.	3,497,475	182,009
	Valero Energy Corp.	5,139,984	175,376
	Spectra Energy Corp.	6,182,607	169,280
	Noble Energy Inc.	1,651,789	168,053
	Baker Hughes Inc.	4,082,362	166,724
	Hess Corp.	2,759,155	146,125
*	Cameron International
	Corp.	2,291,757	129,393
	Ensco plc Class A	2,156,985	127,866
	Pioneer Natural
	Resources Co.	1,144,735	122,017
*	Southwestern Energy
	Co.	3,245,910	108,446
	Murphy Oil Corp.	1,714,960	102,126
	Cabot Oil & Gas Corp.	1,949,186	96,952

12

500 Index Fund

			Market
			Value
		Shares	($000)
	Range Resources Corp.	1,510,677	94,916
*	FMC Technologies Inc.	2,208,217	94,578
	EQT Corp.	1,389,755	81,968
	Noble Corp.	2,347,485	81,739
	Chesapeake Energy Corp.	4,815,645	80,036
	CONSOL Energy Inc.	2,115,740	67,915
	Peabody Energy Corp.	2,492,966	66,338
*	Denbury Resources Inc.	3,594,592	58,232
	Tesoro Corp.	1,304,408	57,459
	Helmerich & Payne Inc.	981,566	54,978
	QEP Resources Inc.	1,653,650	50,056
	Diamond Offshore
	Drilling Inc.	645,305	43,855
*	Nabors Industries Ltd.	2,695,729	38,953
*	Rowan Cos. plc Class A	1,152,893	36,051
*	Newfield Exploration Co.	1,255,221	33,615
*	WPX Energy Inc.	1,848,916	27,512
			13,001,000
Financials (15.6%)
	Wells Fargo & Co.	45,463,670	1,553,948
	JPMorgan Chase & Co.	35,300,939	1,552,182
*	Berkshire Hathaway
	Inc. Class B	15,410,188	1,382,294
	Bank of America Corp. 100,088,234		1,161,023
	Citigroup Inc.	27,232,134	1,077,303
	US Bancorp	17,461,388	557,717
	Goldman Sachs
	Group Inc.	4,102,102	523,264
	American Express Co.	9,040,821	519,666
*	American International
	Group Inc.	13,709,139	483,933
	Simon Property
	Group Inc.	2,872,573	454,125
	MetLife Inc.	10,131,460	333,730
	Capital One Financial
	Corp.	5,401,507	312,909
	PNC Financial Services
	Group Inc.	4,910,976	286,359
	American Tower
	Corporation	3,671,202	283,674
	Bank of New York
	Mellon Corp.	10,851,589	278,886
	Travelers Cos. Inc.	3,542,082	254,392
	ACE Ltd.	3,155,410	251,802
	Morgan Stanley	12,833,293	245,372
	BlackRock Inc.	1,164,981	240,813
	Aflac Inc.	4,354,136	231,292
	Prudential Financial Inc.	4,308,580	229,777
	State Street Corp.	4,316,075	202,899
	Public Storage	1,338,853	194,080
	HCP Inc.	4,197,788	189,656
	BB&T Corp.	6,496,699	189,119
	Chubb Corp.	2,432,325	183,203
	Discover Financial
	Services	4,687,227	180,693
	Allstate Corp.	4,473,663	179,707

			Market
			Value
		Shares	($000)
	Ventas Inc.	2,744,361	177,615
	Marsh & McLennan
	Cos. Inc.	5,054,973	174,245
	Equity Residential	2,987,506	169,302
	Aon plc	2,959,041	164,523
	Franklin Resources Inc.	1,281,322	161,062
	Prologis Inc.	4,279,807	156,170
	T. Rowe Price Group Inc.	2,366,532	154,132
	Boston Properties Inc.	1,400,805	148,219
	Health Care REIT Inc.	2,411,300	147,789
	Charles Schwab Corp.	10,182,422	146,220
	CME Group Inc.	2,847,974	144,421
	AvalonBay Communities
	Inc.	1,062,035	144,001
	SunTrust Banks Inc.	5,003,350	141,845
	Weyerhaeuser Co.	5,028,350	139,889
*	Berkshire Hathaway Inc.
	Class A	1,019	136,607
	Fifth Third Bancorp	8,333,421	126,585
	Vornado Realty Trust	1,573,486	126,005
	Ameriprise Financial Inc.	1,911,868	119,740
	Loews Corp.	2,888,449	117,704
	M&T Bank Corp.	1,129,601	111,232
	Progressive Corp.	5,168,200	109,049
	Invesco Ltd.	4,124,608	107,611
	Host Hotels & Resorts
	Inc.	6,732,292	105,495
	Northern Trust Corp.	2,027,112	101,680
	Regions Financial Corp.	13,125,541	93,454
	Hartford Financial
	Services Group Inc.	4,052,872	90,946
	Moody’s Corp.	1,801,396	90,646
*	IntercontinentalExchange
	Inc.	675,473	83,630
	SLM Corp.	4,292,467	73,530
	Kimco Realty Corp.	3,786,331	73,152
	Principal Financial
	Group Inc.	2,563,150	73,101
	KeyCorp	8,672,519	73,023
	NYSE Euronext	2,257,122	71,190
	XL Group plc Class A	2,792,230	69,973
	Plum Creek Timber
	Co. Inc.	1,500,836	66,592
	Lincoln National Corp.	2,554,542	66,163
*	CBRE Group Inc.
	Class A	2,801,037	55,741
	Comerica Inc.	1,767,149	53,615
	Cincinnati Financial Corp.	1,359,305	53,230
	Unum Group	2,554,238	53,179
	Huntington Bancshares
	Inc.	7,947,077	50,782
	Torchmark Corp.	881,296	45,536
	Leucadia National Corp.	1,839,248	43,756
	People’s United Financial
	Inc.	3,227,177	39,017
	Zions Bancorporation	1,709,809	36,590

13

500 Index Fund

			Market
			Value
		Shares	($000)
	Apartment Investment &
	Management Co.
	Class A	1,351,096	36,561
	Hudson City Bancorp Inc.	4,413,038	35,878
*	Genworth Financial Inc.
	Class A	4,565,701	34,288
	Legg Mason Inc.	1,088,107	27,986
	NASDAQ OMX Group Inc.	1,086,985	27,185
	Assurant Inc.	731,978	25,400
	First Horizon National
	Corp.	2,298,456	22,778
*	E*TRADE Financial
	Corp.	2,394,434	21,430
^	Federated Investors Inc.
	Class B	216	4
			18,453,315
Health Care (12.0%)
	Johnson & Johnson	25,734,830	1,804,012
	Pfizer Inc.	68,371,173	1,714,749
	Merck & Co. Inc.	28,230,929	1,155,774
	Abbott Laboratories	14,678,434	961,437
	Amgen Inc.	7,125,769	615,096
*	Gilead Sciences Inc.	7,035,586	516,764
	UnitedHealth Group Inc.	9,485,726	514,506
	Bristol-Myers Squibb Co.	15,328,511	499,556
	Eli Lilly & Co.	9,482,964	467,700
*	Express Scripts
	Holding Co.	7,581,126	409,381
	Medtronic Inc.	9,391,550	385,241
	Baxter International Inc.	5,101,542	340,069
*	Biogen Idec Inc.	2,197,031	322,238
*	Celgene Corp.	3,927,809	309,197
	Allergan Inc.	2,855,713	261,955
	Covidien plc	4,395,821	253,815
	Thermo Fisher Scientific
	Inc.	3,344,821	213,333
	McKesson Corp.	2,191,827	212,519
*	Intuitive Surgical Inc.	369,226	181,057
	WellPoint Inc.	2,819,659	171,774
*	Alexion Pharmaceuticals
	Inc.	1,804,001	169,233
	Stryker Corp.	2,683,084	147,087
	Aetna Inc.	3,106,789	143,844
	Becton Dickinson and Co.	1,828,789	142,993
	Cigna Corp.	2,654,582	141,914
	Agilent Technologies Inc.	3,235,392	132,457
	Cardinal Health Inc.	3,156,260	129,975
	Zimmer Holdings Inc.	1,611,679	107,434
*	Cerner Corp.	1,354,611	105,172
*	Mylan Inc.	3,785,614	104,029
	St. Jude Medical Inc.	2,862,658	103,456
*	Watson Pharmaceuticals
	Inc.	1,186,708	102,057
	Humana Inc.	1,469,748	100,869
*	Edwards Lifesciences
	Corp.	1,072,046	96,666

			Market
			Value
		Shares	($000)
	AmerisourceBergen Corp.
	Class A	2,187,356	94,450
*	DaVita HealthCare
	Partners Inc.	778,594	86,058
	Quest Diagnostics Inc.	1,476,691	86,047
	Perrigo Co.	819,741	85,278
*	Life Technologies Corp.	1,598,206	78,440
*	Forest Laboratories Inc.	2,174,508	76,804
*	Laboratory Corp. of
	America Holdings	878,718	76,115
*	Boston Scientific Corp.	12,753,623	73,078
*	Varian Medical Systems
	Inc.	1,016,156	71,375
*	Waters Corp.	807,666	70,364
	CR Bard Inc.	711,027	69,496
*	CareFusion Corp.	2,061,285	58,911
	Coventry Health Care Inc.	1,249,300	56,006
	DENTSPLY International	1,317,676	52,193
*	Hospira Inc.	1,533,896	47,919
	PerkinElmer Inc.	1,065,429	33,817
	Tenet Healthcare Corp.	988,329	32,091
	Patterson Cos. Inc.	776,392	26,576
			14,212,377
Industrials (10.1%)
	General Electric Co.	97,379,213	2,043,990
	United Technologies Corp. 7,830,274		642,161
	Union Pacific Corp.	4,368,103	549,158
	3M Co.	5,911,359	548,870
	Caterpillar Inc.	6,072,525	543,977
	United Parcel Service
	Inc. Class B	6,644,295	489,884
	Boeing Co.	6,302,171	474,932
	Honeywell International
	Inc.	7,274,411	461,707
	Emerson Electric Co.	6,724,335	356,121
	Deere & Co.	3,636,958	314,306
	Danaher Corp.	5,403,079	302,032
	Precision Castparts Corp.	1,351,448	255,991
	FedEx Corp.	2,712,454	248,786
	Illinois Tool Works Inc.	3,959,214	240,760
	Eaton Corp. plc	4,287,845	232,401
	Lockheed Martin Corp.	2,493,955	230,167
	General Dynamics Corp.	3,081,840	213,479
	CSX Corp.	9,577,140	188,957
	Norfolk Southern Corp.	2,934,654	181,479
	Cummins Inc.	1,641,277	177,832
	Raytheon Co.	3,063,028	176,308
	Northrop Grumman Corp.	2,279,017	154,016
	PACCAR Inc.	3,278,040	148,200
	Waste Management Inc.	4,049,061	136,615
	Tyco International Ltd.	4,326,120	126,539
	Ingersoll-Rand plc	2,600,378	124,714
	Parker Hannifin Corp.	1,385,732	117,870
	Fastenal Co.	2,504,852	116,952
	Stanley Black & Decker Inc.1,567,864		115,975
	WW Grainger Inc.	555,166	112,349

14

500 Index Fund

			Market
			Value
		Shares	($000)
	Dover Corp.	1,662,858	109,266
	Rockwell Automation Inc.	1,294,027	108,685
	Roper Industries Inc.	913,947	101,887
	ADT Corp.	2,159,378	100,389
	Pentair Ltd.	1,953,390	96,009
	CH Robinson Worldwide
	Inc.	1,497,272	94,658
	Fluor Corp.	1,546,659	90,851
	Republic Services Inc.
	Class A	2,777,871	81,475
	Expeditors International of
	Washington Inc.	1,941,147	76,772
	Rockwell Collins Inc.	1,302,410	75,761
*	Stericycle Inc.	797,772	74,408
	Southwest Airlines Co.	6,854,945	70,195
	Flowserve Corp.	464,277	68,156
	L-3 Communications
	Holdings Inc.	873,672	66,941
	Textron Inc.	2,617,772	64,895
	Joy Global Inc.	983,420	62,722
	Pall Corp.	1,031,840	62,179
	Equifax Inc.	1,110,359	60,093
	Masco Corp.	3,315,366	55,234
*	Quanta Services Inc.	1,979,022	54,007
*	Jacobs Engineering
	Group Inc.	1,207,580	51,407
	Iron Mountain Inc.	1,548,628	48,085
	Xylem Inc.	1,724,850	46,743
	Snap-on Inc.	540,586	42,701
	Robert Half International
	Inc.	1,306,498	41,573
	Cintas Corp.	985,529	40,308
	Dun & Bradstreet Corp.	413,662	32,534
	Avery Dennison Corp.	924,460	32,282
	Ryder System Inc.	475,374	23,735
^	Pitney Bowes Inc.	1,867,107	19,866
			11,980,345
Information Technology (19.0%)
	Apple Inc.	8,735,602	4,656,338
	International Business
	Machines Corp.	9,863,306	1,889,316
	Microsoft Corp.	70,342,148	1,880,246
*	Google Inc. Class A	2,471,648	1,753,313
	Oracle Corp.	34,905,860	1,163,063
	QUALCOMM Inc.	15,824,066	981,409
	Cisco Systems Inc.	49,303,087	968,806
	Intel Corp.	46,208,436	953,280
	Visa Inc. Class A	4,840,999	733,799
*	eBay Inc.	10,814,511	551,756
*	EMC Corp.	19,562,719	494,937
	Mastercard Inc. Class A	992,378	487,536
	Accenture plc Class A	5,929,360	394,303
	Texas Instruments Inc.	10,407,804	322,018
	Hewlett-Packard Co.	18,257,641	260,171

			Market
			Value
		Shares	($000)
	Automatic Data
	Processing Inc.	4,508,051	257,004
*	Cognizant Technology
	Solutions Corp. Class A	2,787,509	206,415
*	Salesforce.com Inc.	1,213,056	203,915
*	Yahoo! Inc.	9,664,330	192,320
*	Adobe Systems Inc.	4,596,887	173,211
	Corning Inc.	13,722,839	173,182
	Broadcom Corp. Class A	4,818,077	160,008
	Intuit Inc.	2,584,020	153,749
	TE Connectivity Ltd.	3,923,825	145,652
	Motorola Solutions Inc.	2,604,584	145,023
	Dell Inc.	13,550,484	137,266
	Applied Materials Inc.	11,120,887	127,223
*	Symantec Corp.	6,445,854	121,247
	Analog Devices Inc.	2,799,403	117,743
*	Citrix Systems Inc.	1,734,418	114,038
*	NetApp Inc.	3,328,177	111,660
	Altera Corp.	2,977,854	102,557
*	Fiserv Inc.	1,239,848	97,985
*	SanDisk Corp.	2,245,782	97,826
*	Teradata Corp.	1,570,748	97,214
	Amphenol Corp. Class A	1,489,380	96,363
	Seagate Technology plc	3,120,898	95,125
*	Red Hat Inc.	1,795,785	95,105
*	Juniper Networks Inc.	4,789,267	94,205
	Paychex Inc.	3,004,821	93,570
	Xilinx Inc.	2,423,713	87,011
	Western Digital Corp.	2,036,534	86,532
	Fidelity National
	Information Services Inc.	2,314,940	80,583
	Xerox Corp.	11,738,135	80,054
	Western Union Co.	5,541,566	75,421
	KLA-Tencor Corp.	1,546,758	73,873
*	Autodesk Inc.	2,087,183	73,782
	Linear Technology Corp.	2,149,357	73,723
	NVIDIA Corp.	5,804,083	71,332
*	F5 Networks Inc.	734,209	71,328
	CA Inc.	3,114,343	68,453
*	Akamai Technologies Inc.	1,648,438	67,438
*	Micron Technology Inc.	9,451,710	60,018
	Microchip Technology Inc.	1,807,584	58,909
	Computer Sciences Corp.	1,443,156	57,798
*	Lam Research Corp.	1,591,486	57,500
*	VeriSign Inc.	1,441,388	55,955
*	BMC Software Inc.	1,323,413	52,487
	Harris Corp.	1,054,312	51,619
*	Electronic Arts Inc.	2,832,731	41,160
*	LSI Corp.	5,137,408	36,373
	Molex Inc.	1,278,456	34,940
	Jabil Circuit Inc.	1,736,372	33,495
	Total System Services Inc.	1,491,558	31,949
	FLIR Systems Inc.	1,392,571	31,068
	SAIC Inc.	2,633,923	29,816
*	Teradyne Inc.	1,743,721	29,452

15

500 Index Fund

			Market
			Value•
		Shares	($000)
*	JDS Uniphase Corp.	2,171,581	29,403
*,^	First Solar Inc.	558,482	17,246
*	Advanced Micro
	Devices Inc.	5,628,113	13,508
	Molex Inc. Class A	4,051	90
			22,532,213
Materials (3.6%)
	Monsanto Co.	4,964,357	469,876
	EI du Pont de Nemours
	& Co.	8,658,993	389,395
	Dow Chemical Co.	11,136,063	359,918
	Praxair Inc.	2,759,062	301,979
	Freeport-McMoRan
	Copper & Gold Inc.	8,815,368	301,486
	Newmont Mining Corp.	4,609,727	214,076
	LyondellBasell Industries
	NV Class A	3,525,048	201,245
	PPG Industries Inc.	1,423,944	192,731
	Ecolab Inc.	2,447,832	175,999
	Air Products & Chemicals
	Inc.	1,976,424	166,059
	International Paper Co.	4,077,688	162,455
	Mosaic Co.	2,569,019	145,484
	Nucor Corp.	2,950,602	127,407
	Sherwin-Williams Co.	794,914	122,274
	CF Industries Holdings Inc.	584,018	118,649
	Eastman Chemical Co.	1,424,585	96,943
	Alcoa Inc.	9,913,210	86,047
	Sigma-Aldrich Corp.	1,117,648	82,237
	FMC Corp.	1,276,166	74,681
	Ball Corp.	1,429,030	63,949
	Vulcan Materials Co.	1,203,709	62,653
	Airgas Inc.	652,864	59,600
	MeadWestvaco Corp.	1,622,857	51,720
	Cliffs Natural Resources
	Inc.	1,322,903	51,011
	International Flavors &
	Fragrances Inc.	757,234	50,386
*	Owens-Illinois Inc.	1,527,323	32,486
	Bemis Co. Inc.	958,765	32,080
	United States Steel Corp.	1,339,322	31,970
	Sealed Air Corp.	1,805,565	31,615
	Allegheny Technologies Inc.	996,098	30,241
	Titanium Metals Corp.	703	12
			4,286,664
Telecommunication Services (3.0%)
	AT&T Inc.	52,746,254	1,778,076
	Verizon
	Communications Inc.	26,502,277	1,146,753
	CenturyLink Inc.	5,796,799	226,771
*	Crown Castle
	International Corp.	2,722,200	196,434
*	Sprint Nextel Corp.	27,899,813	158,192
	Windstream Corp.	5,460,100	45,210

		Market
		Value•
	Shares	($000)
^ Frontier
Communications Corp.	9,269,071	39,672
* MetroPCS
Communications
Inc.	2,940,386	29,227
		3,620,335
Utilities (3.4%)
Duke Energy Corp.	6,539,658	417,230
Southern Co.	8,116,949	347,487
Dominion Resources Inc.	5,335,793	276,394
NextEra Energy Inc.	3,929,829	271,905
Exelon Corp.	7,932,766	235,920
American Electric
Power Co. Inc.	4,505,908	192,312
FirstEnergy Corp.	3,883,402	162,171
PG&E Corp.	3,992,690	160,426
PPL Corp.	5,401,504	154,645
Consolidated Edison Inc.	2,719,478	151,040
Sempra Energy	2,088,495	148,158
Public Service Enterprise
Group Inc.	4,697,652	143,748
Edison International	3,025,274	136,712
Xcel Energy Inc.	4,529,651	120,987
Northeast Utilities	2,916,298	113,969
Entergy Corp.	1,650,957	105,248
DTE Energy Co.	1,598,379	95,983
ONEOK Inc.	1,900,635	81,252
Wisconsin Energy Corp.	2,137,066	78,751
CenterPoint Energy Inc.	3,970,432	76,431
NiSource Inc.	2,877,240	71,614
Ameren Corp.	2,253,735	69,235
NRG Energy Inc.	2,993,590	68,823
AES Corp.	5,735,602	61,371
CMS Energy Corp.	2,451,265	59,762
SCANA Corp.	1,224,188	55,872
Pinnacle West Capital
Corp.	1,018,462	51,921
AGL Resources Inc.	1,093,437	43,705
Pepco Holdings Inc.	2,130,301	41,775
Integrys Energy Group Inc.	723,247	37,768
TECO Energy Inc.	1,889,824	31,673
		4,064,288
Total Common Stocks
(Cost $79,082,994)	118,284,029
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market
Liquidity Fund,
0.162%	220,010,111	220,010

16

	500 Index Fund

		Face	Market
		Amount	Value
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount
	Notes, 0.097%, 3/27/13	5,000	4,998
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.130%, 2/1/13	3,000	3,000
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.130%, 3/1/13	9,150	9,148
			17,146
Total Temporary Cash Investments
	(Cost $237,156)		237,156
	Total Investments (100.0%)
	(Cost $79,320,150)		118,521,185
Other Assets and Liabilities (0.0%)
	Other Assets[5]		547,555
	Liabilities[3]		(565,355)
			(17,800)
	Net Assets (100%)		118,503,385

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	82,589,527
Overdistributed Net
Investment Income	(131,485)
Accumulated Net Realized Losses	(3,156,321)
Unrealized Appreciation (Depreciation)
Investment Securities	39,201,035
Futures Contracts	629
Net Assets	118,503,385

Amount
($000)
Investor Shares—Net Assets
Applicable to 188,935,616 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	24,821,367
Net Asset Value Per Share—
Investor Shares	$131.37

Admiral Shares—Net Assets
Applicable to 454,808,552 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	59,749,291
Net Asset Value Per Share—
Admiral Shares	$131.37

Signal Shares—Net Assets
Applicable to 251,613,250 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	27,304,388
Net Asset Value Per Share—
Signal Shares	$108.52

ETF Shares—Net Assets
Applicable to 101,681,367 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,628,339
Net Asset Value Per Share—
ETF Shares	$65.19

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $76,675,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $79,188,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $12,148,000 and cash of $5,000,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

17

500 Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends	2,592,659
Interest[1]	816
Security Lending	7,098
Total Income	2,600,573
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6,537
Management and Administrative—Investor Shares	36,186
Management and Administrative—Admiral Shares	15,377
Management and Administrative—Signal Shares	4,486
Management and Administrative—ETF Shares	953
Marketing and Distribution—Investor Shares	6,403
Marketing and Distribution—Admiral Shares	8,973
Marketing and Distribution—Signal Shares	6,137
Marketing and Distribution—ETF Shares	1,003
Custodian Fees	1,102
Auditing Fees	34
Shareholders’ Reports—Investor Shares	479
Shareholders’ Reports—Admiral Shares	259
Shareholders’ Reports—Signal Shares	109
Shareholders’ Reports—ETF Shares	37
Trustees’ Fees and Expenses	114
Total Expenses	88,189
Net Investment Income	2,512,384
Realized Net Gain (Loss)
Investment Securities Sold	2,389,263
Futures Contracts	95,885
Realized Net Gain (Loss)	2,485,148
Change in Unrealized Appreciation (Depreciation)
Investment Securities	11,205,626
Futures Contracts	(3,390)
Change in Unrealized Appreciation (Depreciation)	11,202,236
Net Increase (Decrease) in Net Assets Resulting from Operations	16,199,768
1 Interest income from an affiliated company of the fund was $774,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,512,384	2,082,425
Realized Net Gain (Loss)	2,485,148	(74,741)
Change in Unrealized Appreciation (Depreciation)	11,202,236	90,802
Net Increase (Decrease) in Net Assets Resulting from Operations	16,199,768	2,098,486
Distributions
Net Investment Income
Investor Shares	(545,412)	(552,815)
Admiral Shares	(1,282,737)	(1,061,949)
Signal Shares	(564,477)	(433,611)
ETF Shares	(114,084)	(32,365)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
ETF Shares	—	—
Total Distributions	(2,506,710)	(2,080,740)
Capital Share Transactions
Investor Shares	(4,504,796)	(6,033,406)
Admiral Shares	863,165	456,850
Signal Shares	2,758,859	2,699,645
ETF Shares	3,843,275	2,128,573
Net Increase (Decrease) from Capital Share Transactions	2,960,503	(748,338)
Total Increase (Decrease)	16,653,561	(730,592)
Net Assets
Beginning of Period	101,849,824	102,580,416
End of Period[1]	118,503,385	101,849,824

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($131,485,000) and ($137,159,000).

See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$115.80	$115.82	$102.67	$83.09	$135.15
Investment Operations
Net Investment Income	2.709	2.246	2.020	2.131	2.443
Net Realized and Unrealized Gain (Loss)
on Investments	15.560	(.020)	13.096	19.553	(51.998)
Total from Investment Operations	18.269	2.226	15.116	21.684	(49.555)
Distributions
Dividends from Net Investment Income	(2.699)	(2.246)	(1.966)	(2.104)	(2.505)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.699)	(2.246)	(1.966)	(2.104)	(2.505)
Net Asset Value, End of Period	$131.37	$115.80	$115.82	$102.67	$83.09

Total Return[1]	15.82%	1.97%	14.91%	26.49%	-37.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,821	$25,967	$31,904	$48,313	$38,778
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.13%	1.92%	1.94%	2.42%	2.16%
Portfolio Turnover Rate[2]	3%	4%	5%	12%	6%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$115.80	$115.83	$102.67	$83.09	$135.15
Investment Operations
Net Investment Income	2.866	2.391	2.152	2.227	2.534
Net Realized and Unrealized Gain (Loss)
on Investments	15.560	(.031)	13.092	19.556	(52.000)
Total from Investment Operations	18.426	2.360	15.244	21.783	(49.466)
Distributions
Dividends from Net Investment Income	(2.856)	(2.390)	(2.084)	(2.203)	(2.594)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.856)	(2.390)	(2.084)	(2.203)	(2.594)
Net Asset Value, End of Period	$131.37	$115.80	$115.83	$102.67	$83.09

Total Return[1]	15.96%	2.08%	15.05%	26.62%	-36.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$59,749	$51,925	$51,438	$28,380	$23,009
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.25%	2.04%	2.05%	2.53%	2.24%
Portfolio Turnover Rate[2]	3%	4%	5%	12%	6%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$95.65	$95.68	$84.81	$68.64	$111.64
Investment Operations
Net Investment Income	2.368	1.975	1.780	1.839	2.092
Net Realized and Unrealized Gain (Loss)
on Investments	12.861	(.030)	10.813	16.151	(42.952)
Total from Investment Operations	15.229	1.945	12.593	17.990	(40.860)
Distributions
Dividends from Net Investment Income	(2.359)	(1.975)	(1.723)	(1.820)	(2.140)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.359)	(1.975)	(1.723)	(1.820)	(2.140)
Net Asset Value, End of Period	$108.52	$95.65	$95.68	$84.81	$68.64

Total Return	15.97%	2.08%	15.05%	26.61%	-36.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,304	$21,592	$18,977	$16,590	$13,099
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.25%	2.04%	2.05%	2.53%	2.24%
Portfolio Turnover Rate[1]	3%	4%	5%	12%	6%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

500 Index Fund

Financial Highlights

ETF Shares
			Sept. 7,
	Year Ended		2010[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$57.46	$57.47	$50.08
Investment Operations
Net Investment Income	1.423	1.186	.363
Net Realized and Unrealized Gain (Loss) on Investments	7.725	(.010)	7.569
Total from Investment Operations	9.148	1.176	7.932
Distributions
Dividends from Net Investment Income	(1.418)	(1.186)	(.542)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.418)	(1.186)	(.542)
Net Asset Value, End of Period	$65.19	$57.46	$57.47

Total Return	15.98%	2.09%	15.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,628	$2,366	$261
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%[2]
Ratio of Net Investment Income to Average Net Assets	2.25%	2.04%	2.05%[2]
Portfolio Turnover Rate[3]	3%	4%	5%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Signal Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2012, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

24

500 Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $16,101,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 6.44% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	118,284,029	—	—
Temporary Cash Investments	220,010	17,146	—
Futures Contracts—Assets[1]	6,155	—	—
Total	118,510,194	17,146	—
1 Represents variation margin on the last day of the reporting period.

25

500 Index Fund

D. At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2013	584	207,335	739
E-mini S&P 500 Index	March 2013	490	34,792	(110)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2012, the fund realized $1,827,661,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2012, the fund had $18,950,000 of ordinary income available for distribution. At December 31, 2012, the fund had available capital losses totaling $3,151,728,000 to offset future net capital gains. Of this amount $2,057,911,000 is subject to expiration dates; $293,941,000 may be used to offset future net capital gains through December 31, 2014, and $1,763,970,000 through December 31, 2016. Capital losses of $1,093,817,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2012, the cost of investment securities for tax purposes was $79,320,502,000. Net unrealized appreciation of investment securities for tax purposes was $39,200,683,000, consisting of unrealized gains of $47,354,816,000 on securities that had risen in value since their purchase and $8,154,133,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2012, the fund purchased $9,967,290,000 of investment securities and sold $6,867,873,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,325,614,000 and $2,948,499,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

26

500 Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,469,946	27,336	4,337,212	36,996
Issued in Lieu of Cash Distributions	524,604	4,049	535,654	4,690
Redeemed	(8,499,346)	(66,693)	(10,906,272)	(92,902)
Net Increase (Decrease)—Investor Shares	(4,504,796)	(35,308)	(6,033,406)	(51,216)
Admiral Shares
Issued	5,809,353	45,236	5,212,677	44,787
Issued in Lieu of Cash Distributions	1,167,640	9,003	967,995	8,483
Redeemed	(6,113,828)	(47,856)	(5,723,822)	(48,940)
Net Increase (Decrease)—Admiral Shares	863,165	6,383	456,850	4,330
Signal Shares
Issued	8,315,286	78,877	8,023,642	82,491
Issued in Lieu of Cash Distributions	507,129	4,731	393,984	4,184
Redeemed	(6,063,556)	(57,737)	(5,717,981)	(59,284)
Net Increase (Decrease)—Signal Shares	2,758,859	25,871	2,699,645	27,391
ETF Shares
Issued	4,386,285	69,013	2,492,605	43,323
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(543,010)	(8,500)	(364,032)	(6,700)
Net Increase (Decrease)—ETF Shares	3,843,275	60,513	2,128,573	36,623

H. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

27

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard 500 Index Fund: In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard 500 Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 11, 2013

Special 2012 tax information (unaudited) for Vanguard 500 Index Fund

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $2,506,710,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 98.3% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

28

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income.(In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: 500 Index Fund Investor Shares
Periods Ended December 31, 2012
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	15.82%	1.57%	6.99%
Returns After Taxes on Distributions	15.47	1.25	6.68
Returns After Taxes on Distributions and Sale of Fund Shares	10.75	1.28	6.11

29

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

30

Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	6/30/2012	12/31/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,058.64	$0.88
Admiral Shares	1,000.00	1,059.28	0.26
Signal Shares	1,000.00	1,059.30	0.26
ETF Shares	1,000.00	1,059.36	0.26

Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.95	0.26
Signal Shares	1,000.00	1,024.95	0.26
ETF Shares	1,000.00	1,024.95	0.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

31

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

32

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

33

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Director of SKF AB
and President (2006–2008) of Rohm and Haas Co.	(industrial machinery), Hillenbrand, Inc. (specialized
(chemicals); Director of Tyco International, Ltd.	consumer services), the Lumina Foundation for
(diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman	Chairman Emeritus and Senior Advisor
of the Board of The Cleveland Museum of Art.
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning	Founder
Incorporated (communications equipment); Director	John C. Bogle
of SPX Corporation (multi-industry manufacturing);	Chairman and Chief Executive Officer, 1974–1996
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	S&P® and S&P 500® are registered trademarks of
Direct Investor Account Services > 800-662-2739	Standard & Poor’s Financial Services LLC (“S&P”) and
have been licensed for use by S&P Dow Jones Indices
Institutional Investor Services > 800-523-1036	LLC and its affiliates and sublicensed for certain
Text Telephone for People	purposes by Vanguard. The S&P Index is a product of
With Hearing Impairment > 800-749-7273	S&P Dow Jones Indices LLC and has been licensed for
use by Vanguard. The Vanguard funds are not
This material may be used in conjunction	sponsored, endorsed, sold or promoted by S&P Dow
with the offering of shares of any Vanguard	Jones Indices LLC, Dow Jones, S&P or their respective
fund only if preceded or accompanied by	affiliates, and none of S&P Dow Jones Indices LLC,
Dow Jones, S&P nor their respective affiliates makes
the fund’s current prospectus.	any representation regarding the advisability of
All comparative mutual fund data are from Lipper Inc. or	investing in such products.
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q400 022013

Annual Report | December 31, 2012

Vanguard U.S. Stock Index Funds
Small-Capitalization Portfolios

Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund

> For the 12 months ended December 31, 2012, returns for Investor Shares of Vanguard’s small-capitalization index funds ranged from 17.52% for the Small-Cap Growth Index Fund to 18.56% for the Small-Cap Value Index Fund.

> All three small-cap funds closely tracked their benchmark indexes; each fund outpaced the average return of its peer group.

> The small-cap index funds outperformed their large-cap brethren for the year.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Small-Cap Index Fund.	10
Small-Cap Growth Index Fund.	32
Small-Cap Value Index Fund.	51
Your Fund’s After-Tax Returns.	72
About Your Fund’s Expenses.	73
Glossary.	76

Small-Cap Index Fund
Small-Cap Growth Index Fund
Small-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012

Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	18.04%
Admiral™ Shares	18.24
Signal® Shares	18.25
Institutional Shares	18.26
Institutional Plus Shares	18.29
ETF Shares
Market Price	18.34
Net Asset Value	18.22
MSCI US Small Cap 1750 Index	18.20
Small-Cap Core Funds Average	14.70
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Small-Cap Growth Index Fund
Investor Shares	17.52%
Admiral Shares	17.66
Institutional Shares	17.68
ETF Shares
Market Price	17.68
Net Asset Value	17.67
MSCI US Small Cap Growth Index	17.57
Small-Cap Growth Funds Average	13.07
Small-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012

Total
Returns
Vanguard Small-Cap Value Index Fund
Investor Shares	18.56%
Admiral Shares	18.77
Institutional Shares	18.78
ETF Shares
Market Price	18.84
Net Asset Value	18.78
MSCI US Small Cap Value Index	18.80
Small-Cap Value Funds Average	16.29

Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2011, Through December 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Small-Cap Index Fund
Investor Shares	$33.38	$38.74	$0.662	$0.000
Admiral Shares	33.39	38.76	0.719	0.000
Signal Shares	30.08	34.92	0.649	0.000
Institutional Shares	33.39	38.76	0.726	0.000
Institutional Plus Shares	96.37	111.87	2.120	0.000
ETF Shares	69.70	80.89	1.504	0.000
Vanguard Small-Cap Growth Index Fund
Investor Shares	$21.49	$25.03	$0.224	$0.000
Admiral Shares	26.88	31.30	0.326	0.000
Institutional Shares	21.53	25.07	0.265	0.000
ETF Shares	76.45	89.03	0.923	0.000
Vanguard Small-Cap Value Index Fund
Investor Shares	$15.04	$17.40	$0.432	$0.000
Admiral Shares	26.96	31.20	0.819	0.000
Institutional Shares	15.07	17.44	0.460	0.000
ETF Shares	62.73	72.60	1.903	0.000

3

Chairman’s Letter

Dear Shareholder,

After recording negative returns for 2011, Vanguard’s three small-capitalization index funds rebounded in 2012. A strengthening U.S. housing market contributed to this advance.

For the 12 months ended December 31, 2012, Vanguard Small-Cap Value Index Fund returned 18.56%, surpassing the 17.52% return of Vanguard Small-Cap Growth Index Fund. Vanguard Small-Cap Index Fund, which includes both growth and value stocks, returned 18.04%. (All returns are for the funds’ Investor Shares.)

Each of the small-cap index funds closely tracked the performance of its respective index, and also surpassed the average return of its respective peer group.

If you hold any of these funds in a taxable account, you may wish to review the discussion of after-tax returns that appears later in this report.

With help from central banks, stocks posted strong results
Stocks around the world recorded double-digit gains for the 12 months ended December 31, with international stocks faring even better than their U.S. counterparts.

European stocks shook off investors’ concerns to deliver some of the best results, rising about 19% compared with about 16% for U.S. stocks. The rally came as European central bankers moved to address worries about the

4

finances of governments and banks. Still, Vanguard economists expect Europe to remain a trouble spot, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

In the United States, the Federal Reserve continued buying bonds and mortgage-backed securities to try to stimulate growth. The Fed’s actions seemed to buoy both stock and bond returns.

Attention to the nation’s considerable budget challenges intensified as 2012 drew to a close. The focus on the “fiscal cliff” led to nervousness in the markets before policymakers reached a limited tax-rate agreement on the cusp of the new year. The compromise legislation, which President Barack Obama signed into law on January 2, addressed some immediate concerns, but a credible long-term deficit-reduction strategy has yet to be crafted to resolve the nation’s fiscal imbalance and open the way for growth.

Bond returns were solid, but challenges lie ahead
The broad U.S. taxable bond market returned about 4% for the 12 months. Municipal bonds performed especially well, returning more than 6%.

As bond prices rose, the yield of the 10-year U.S. Treasury note slipped to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite

Market Barometer

		Average Annual Total Returns
	Periods Ended December 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.42%	11.12%	1.92%
Russell 2000 Index (Small-caps)	16.35	12.25	3.56
Russell 3000 Index (Broad U.S. market)	16.42	11.20	2.04
MSCI All Country World Index ex USA (International)	16.83	3.87	-2.89

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	4.21%	6.19%	5.95%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.78	6.57	5.91
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.44

CPI
Consumer Price Index	1.74%	2.06%	1.80%

5

directions.) By the end of the period, the yield had climbed, but it remained exceptionally low by historical standards.

Although bonds can provide critical diversification benefits to a portfolio, their return prospects look much less promising than in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished. (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

As it has since late 2008, the Fed held its target for short-term interest rates between 0% and 0.25%, which kept a tight lid on returns from money market funds and savings accounts.

The financial sector helped small-cap value stocks excel
Although it was a good year for stocks of all sizes, small-caps outperformed their larger counterparts. The Small-Cap Value Index Fund, which has an outsized allocation to financials, performed best. The fund gained about 40% of its return for the year from the sector. Financial stocks surged as the U.S. housing recovery gained traction.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Small-Cap Index Fund	0.24%	0.10%	0.10%	0.08%	0.06%	0.10%	1.37%
Small-Cap Growth Index Fund	0.24	0.10	—	0.08	—	0.10	1.51
Small-Cap Value Index Fund	0.35	0.21	—	0.19	—	0.21	1.45

The fund expense ratios shown are from the prospectus dated April 26, 2012, as supplemented, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the funds’ expense ratios were: for the Small-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Small-Cap Growth Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; and for the Small-Cap Value Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the Small-Cap Index Fund, Small-Cap Core Funds; for the Small-Cap Growth Index Fund, Small-Cap Growth Funds; for the Small-Cap Value Index Fund, Small-Cap Value Funds.

6

Real estate investment trusts (REITs) performed particularly well; property owners increased rents as the market improved, which translated to additional revenue and profit. In addition, investors searching for income were drawn to the relatively high yields of REITs.

Industrials also posted strong contributions to the Small-Cap Value Index Fund. With construction activity picking up, industrial machinery, construction equipment, and specialized vehicle manufacturers all turned in strong returns.

The Small-Cap Index Fund also benefited from the financial and industrial sectors, but to a lesser extent, since the two sectors combined represented a less substantial proportion of its portfolio.

The performance of the Small-Cap Growth Index Fund was driven mainly by health care and information technology. Health care stocks, including biotech firms, health care equipment suppliers, and service providers, accounted for more than 20% of the fund’s total return. Information technology companies, including software application and IT service providers, also

Total Returns
Ten Years Ended December 31, 2012
Average
Annual Return
Small-Cap Index Fund Investor Shares	10.83%
Spliced Small-Cap Index	11.02
Small-Cap Core Funds Average	9.05
For a benchmark description, see the Glossary.
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Small-Cap Growth Index Fund Investor Shares	11.02%
Spliced Small-Cap Growth Index	10.97
Small-Cap Growth Funds Average	8.20
For a benchmark description, see the Glossary.
Small-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Small-Cap Value Index Fund Investor Shares	9.61%
Spliced Small-Cap Value Index	9.58
Small-Cap Value Funds Average	9.20
For a benchmark description, see the Glossary.
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

7

stood out. Because the fund’s target benchmark only focuses on growth-oriented stocks, the fund held less of some of the best-performing sectors, including financials, in its portfolio.

For all three funds, the energy sector detracted the most from returns. Energy stocks struggled partly because of weak global demand and lower commodity prices.

The funds have produced a solid long-term record
For the decade ended December 31, Vanguard’s three small-cap index funds recorded average annual returns ranging from 11.02% for the Small-Cap Growth Index Fund to 9.61% for the Small-Cap Value Index Fund. Each fund’s average annual return for the ten-year period has exceeded that of its peer group.

In addition, each of the funds has tracked its index closely, even though the benchmarks’ returns reflect no operating or transaction costs. The funds’ success in this regard is a tribute to the skill of their investment advisor, Vanguard Equity Investment Group, whose sophisticated portfolio construction and management techniques reflect more than 30 years of indexing experience. The advisor has been aided in this task by each fund’s low expenses.

Funds will seek to track new benchmark indexes
In early October, we announced that the three funds discussed in this report would adopt new target benchmarks as part of a broader transition affecting 22 of our index funds. This transition, which we plan to complete by the middle of the year, is expected to produce significant long-term savings for Vanguard clients. As of January 31, we had already completed the transition for Vanguard Small-Cap Index Fund.

The new benchmarks for the three funds are supplied by the University of Chicago’s Center for Research in Security Prices (CRSP). CRSP is one of 11 research centers at the University of Chicago Booth School of Business. In 1960, the research organization pioneered the development of U.S. stock market data that are widely used in academic and investment research today.

Gus Sauter united traditional values with pioneering investment acumen
When I was interviewing for a job at Vanguard in the mid-1980s, Jack Brennan, who would go on to become our chairman and chief executive officer and is now chairman emeritus, described Vanguard as “a company with the intellectual rigor of Wall Street but with Midwestern values.”

I’m reminded of that when I think about Gus Sauter’s 25-year career at Vanguard. Gus retired as our chief investment officer at the end of December, having set the highest of standards for both intellectual achievement and devotion to doing the right thing for clients, colleagues, and community.

Gus played a pivotal role in transforming indexing from a novelty to an investing mainstay, a change that has benefited all investors. In addition, he developed our active quantitative equity strategies, oversaw the growth of our industry-leading expertise in fixed income, and ultimately

8

helped Vanguard to become a global investment manager responsible for $2 trillion in client assets.

As for the Midwestern values, Gus—a native of Ohio, incidentally—served our clients with a dedication to thrift, candor, and common sense that has helped make Vanguard what it is. His colleagues knew that in any situation they could count on him to keep a level-headed, long-term outlook. Just two weeks after he started at Vanguard, he helped guide us through the stock market crash of 1987. Some 20 years later, he helped us navigate the financial crisis of 2008–2009.

An important aspect of Gus’s legacy is the team of world-class investment professionals that he cultivated at Vanguard. That team is now led by

Tim Buckley, who oversaw our services for individual investors before becoming chief investment officer. I am confident that Tim will not only carry on Gus’s legacy, but also—as Gus himself put it—take Vanguard investment management to the next level.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 31, 2013

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

9

Small-Cap Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	NAESX	VSMAX	VSISX	VSCIX	VSCPX	VB
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.06%	0.10%
30-Day SEC Yield	1.30%	1.44%	1.44%	1.46%	1.48%	1.44%

Portfolio Characteristics
			DJ U.S.
		MSCI US	Total
		Small Cap	Market
	Fund	1750 Index	FA Index
Number of Stocks	1,754	1,738	3,604
Median Market Cap	$1.7B	$1.7B	$35.1B
Price/Earnings Ratio	22.9x	22.9x	16.8x
Price/Book Ratio	1.8x	1.8x	2.1x
Return on Equity	8.9%	8.9%	17.1%
Earnings Growth Rate	5.2%	5.2%	9.7%
Dividend Yield	1.5%	1.5%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	14%	—	—
Short-Term Reserves	-0.2%	—	—

Volatility Measures
	MSCI US
	Small Cap	DJ U.S. Total
	1750 Index	Market FA Index
R-Squared	1.00	0.95
Beta	1.00	1.23

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
NCR Corp.	Computer Hardware	0.2%
MEDNAX Inc.	Health Care Services	0.2
Apartment Investment &
Management Co.	Residential REITs	0.2
BRE Properties Inc.	Residential REITs	0.2
American Capital Ltd.	Asset Management
	& Custody Banks	0.2
RPM International Inc.	Specialty Chemicals	0.2
Lincoln Electric Holdings
Inc.	Industrial Machinery	0.2
tw telecom inc Class A	Alternative Carriers	0.2
Extra Space Storage Inc. Specialized REITs		0.2
Packaging Corp. of
America	Paper Packaging	0.2
Top Ten		2.0%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2012, as supplemented, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares.

10

Small-Cap Index Fund

Sector Diversification (% of equity exposure)
			DJ U.S.
		MSCI US	Total
		Small Cap	Market FA
	Fund	1750 Index	Index
Consumer Discretionary 13.4%		13.4%	12.3%
Consumer Staples	3.1	3.1	9.3
Energy	5.4	5.4	10.2
Financials	23.5	23.5	16.9
Health Care	11.3	11.3	11.7
Industrials	16.9	16.9	11.1
Information Technology	16.6	16.6	18.3
Materials	5.5	5.5	4.0
Telecommunication
Services	0.9	0.9	2.7
Utilities	3.4	3.4	3.5

11

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Small-Cap Index Fund Investor
Shares	18.04%	4.98%	10.83%	$27,962

Spliced Small-Cap Index	18.20	5.00	11.02	28,455

Small-Cap Core Funds Average	14.70	2.92	9.05	23,774
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	21,484

For a benchmark description, see the Glossary.

Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Index Fund Admiral Shares	18.24%	5.12%	10.96%	$28,294
Spliced Small-Cap Index	18.20	5.00	11.02	28,455
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	21,484

See Financial Highlights for dividend and capital gains information.

12

Small-Cap Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(12/15/2006)	Investment
Small-Cap Index Fund Signal Shares	18.25%	5.12%	4.29%	$12,893
MSCI US Small Cap 1750 Index	18.20	5.00	4.18	12,811
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	2.64	11,708
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Index Fund Institutional Shares	18.26%	5.17%	11.01%	$14,215,082
Spliced Small-Cap Index	18.20	5.00	11.02	14,227,439
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	10,742,011

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(12/17/2010)	Investment
Small-Cap Index Fund Institutional Plus
Shares	18.29%	7.60%	$116,103,771
MSCI US Small Cap 1750 Index	18.20	7.50	115,885,917
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	8.91	118,996,068
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Small-Cap Index Fund
ETF Shares Net Asset Value	18.22%	5.13%	6.88%	$18,117
MSCI US Small Cap 1750 Index	18.20	5.00	6.80	17,992
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	5.11	15,611
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

13

Small-Cap Index Fund

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2012

			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Small-Cap Index Fund ETF Shares
Market Price	18.34%	28.42%	81.24%
Small-Cap Index Fund ETF Shares Net
Asset Value	18.22	28.39	81.17
MSCI US Small Cap 1750 Index	18.20	27.63	79.92

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012

Small-Cap Index Fund Investor Shares
Spliced Small-Cap Index

For a benchmark description, see the Glossary.

14

Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Hanesbrands Inc.	1,620,338	58,041	0.2%
GNC Holdings Inc. Class A	1,650,102	54,915	0.2%
* Penn National Gaming Inc.	1,081,913	53,133	0.2%
Chico’s FAS Inc.	2,758,553	50,923	0.2%
Consumer Discretionary—Other †		3,471,895	12.5%
		3,688,907	13.3%
Consumer Staples
* Dean Foods Co.	3,070,860	50,700	0.2%
Consumer Staples—Other †		791,055	2.8%
		841,755	3.0%
Energy
* Cheniere Energy Inc.	3,025,301	56,815	0.2%
Energy—Other †		1,437,134	5.2%
		1,493,949	5.4%
Financials
Apartment Investment & Management Co. Class A	2,418,441	65,443	0.2%
BRE Properties Inc.	1,276,182	64,868	0.2%
* American Capital Ltd.	5,394,298	64,732	0.2%
Extra Space Storage Inc.	1,728,853	62,913	0.2%
Kilroy Realty Corp.	1,228,557	58,197	0.2%
National Retail Properties Inc.	1,796,102	56,038	0.2%
* Signature Bank	766,948	54,714	0.2%
Tanger Factory Outlet Centers	1,560,186	53,358	0.2%
CBL & Associates Properties Inc.	2,500,586	53,037	0.2%
Two Harbors Investment Corp.	4,638,880	51,399	0.2%
Douglas Emmett Inc.	2,204,158	51,357	0.2%
Home Properties Inc.	829,227	50,840	0.2%
Financials—Other †		5,786,306	20.9%
		6,473,202	23.3%

15

Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Health Care
* MEDNAX Inc.	826,093	65,691	0.2%
PerkinElmer Inc.	1,895,435	60,161	0.2%
* Sirona Dental Systems Inc.	916,012	59,046	0.2%
Tenet Healthcare Corp.	1,731,350	56,217	0.2%
* Ariad Pharmaceuticals Inc.	2,761,582	52,967	0.2%
Health Care—Other †		2,821,272	10.2%
		3,115,354	11.2%
Industrials
Lincoln Electric Holdings Inc.	1,319,286	64,223	0.2%
Carlisle Cos. Inc.	1,039,528	61,083	0.2%
* United Rentals Inc.	1,309,379	59,603	0.2%
Corrections Corp. of America	1,662,500	58,969	0.2%
* Genesee & Wyoming Inc. Class A	735,417	55,951	0.2%
Valmont Industries Inc.	397,460	54,273	0.2%
Triumph Group Inc.	829,704	54,180	0.2%
Kennametal Inc.	1,331,176	53,247	0.2%
Graco Inc.	1,005,502	51,773	0.2%
* Kirby Corp.	835,630	51,717	0.2%
* Terex Corp.	1,836,340	51,620	0.2%
* Clean Harbors Inc.	930,966	51,212	0.2%
* Shaw Group Inc.	1,096,770	51,120	0.2%
Industrials—Other †		3,941,398	14.2%
		4,660,369	16.8%
Information Technology
* NCR Corp.	2,641,185	67,297	0.2%
* Cadence Design Systems Inc.	4,567,675	61,709	0.2%
Jack Henry & Associates Inc.	1,360,015	53,394	0.2%
* Teradyne Inc.	3,113,659	52,590	0.2%
* Concur Technologies Inc.	777,177	52,475	0.2%
* JDS Uniphase Corp.	3,853,989	52,183	0.2%
* SolarWinds Inc.	986,154	51,724	0.2%
Information Technology—Other †		4,169,231	15.0%
		4,560,603	16.4%
Materials
RPM International Inc.	2,193,182	64,392	0.3%
Packaging Corp. of America	1,630,813	62,737	0.2%
Materials—Other †		1,393,014	5.0%
		1,520,143	5.5%
Telecommunication Services
* tw telecom inc Class A	2,511,218	63,961	0.2%
Telecommunication Services—Other †		189,762	0.7%
		253,723	0.9%
Utilities
Westar Energy Inc.	2,098,944	60,072	0.2%
Questar Corp.	2,919,539	57,690	0.2%
Atmos Energy Corp.	1,498,461	52,626	0.2%
Great Plains Energy Inc.	2,549,626	51,783	0.2%
Utilities—Other †		707,553	2.6%
		929,724	3.4%
Total Common Stocks (Cost $25,180,208)		27,537,729	99.2%[1]

16

Small-Cap Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.162%	500,527,357	500,527	1.8%

4U.S. Government and Agency Obligations †			12,797	0.0%
Total Temporary Cash Investments (Cost $513,324)			513,324	1.8%[1]
[5]Total Investments (Cost $25,693,532)			28,051,053	101.0%
Other Assets and Liabilities
Other Assets[4]			215,380	0.8%
Liabilities[3]			(502,410)	(1.8%)
			(287,030)	(1.0%)
Net Assets			27,764,023	100.0%

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	26,466,277
Overdistributed Net Investment Income	(28,016)
Accumulated Net Realized Losses	(1,032,246)
Unrealized Appreciation (Depreciation)
Investment Securities	2,357,521
Futures Contracts	487
Net Assets	27,764,023

Investor Shares—Net Assets
Applicable to 98,409,581 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,812,704
Net Asset Value Per Share—Investor Shares	$38.74

Admiral Shares—Net Assets
Applicable to 168,759,262 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,541,215
Net Asset Value Per Share—Admiral Shares	$38.76

Signal Shares—Net Assets
Applicable to 123,957,980 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,328,613
Net Asset Value Per Share—Signal Shares	$34.92

17

Small-Cap Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 153,641,671 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,954,686
Net Asset Value Per Share—Institutional Shares	$38.76

Institutional Plus Shares—Net Assets
Applicable to 21,770,703 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,435,486
Net Asset Value Per Share—Institutional Plus Shares	$111.87

ETF Shares—Net Assets
Applicable to 57,993,997 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,691,319
Net Asset Value Per Share—ETF Shares	$80.89

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $344,655,000 of collateral received for securities on loan.
4 Securities with a value of $10,398,000 and cash of $6,000,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $327,337,000.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Small-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends	495,821
Interest[1]	212
Security Lending	35,678
Total Income	531,711
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,592
Management and Administrative—Investor Shares	7,925
Management and Administrative—Admiral Shares	4,585
Management and Administrative—Signal Shares	2,428
Management and Administrative—Institutional Shares	2,362
Management and Administrative—Institutional Plus Shares	735
Management and Administrative—ETF Shares	2,559
Marketing and Distribution—Investor Shares	1,145
Marketing and Distribution—Admiral Shares	956
Marketing and Distribution—Signal Shares	1,002
Marketing and Distribution—Institutional Shares	1,521
Marketing and Distribution—Institutional Plus Shares	378
Marketing and Distribution—ETF Shares	1,166
Custodian Fees	491
Auditing Fees	37
Shareholders’ Reports—Investor Shares	126
Shareholders’ Reports—Admiral Shares	48
Shareholders’ Reports—Signal Shares	39
Shareholders’ Reports—Institutional Shares	83
Shareholders’ Reports—Institutional Plus Shares	12
Shareholders’ Reports—ETF Shares	190
Trustees’ Fees and Expenses	25
Total Expenses	29,405
Net Investment Income	502,306
Realized Net Gain (Loss)
Investment Securities Sold	1,141,044
Futures Contracts	6,022
Realized Net Gain (Loss)	1,147,066
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,560,234
Futures Contracts	(643)
Change in Unrealized Appreciation (Depreciation)	2,559,591
Net Increase (Decrease) in Net Assets Resulting from Operations	4,208,963

1 Interest income from an affiliated company of the fund was $198,000.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	502,306	310,855
Realized Net Gain (Loss)	1,147,066	3,587,345
Change in Unrealized Appreciation (Depreciation)	2,559,591	(4,521,752)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,208,963	(623,552)
Distributions
Net Investment Income
Investor Shares	(65,627)	(46,565)
Admiral Shares	(119,456)	(74,629)
Signal Shares	(79,055)	(42,148)
Institutional Shares	(108,272)	(66,542)
Institutional Plus Shares	(45,220)	(27,129)
ETF Shares	(87,168)	(50,321)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(504,798)	(307,334)
Capital Share Transactions
Investor Shares	(706,073)	(1,211,610)
Admiral Shares	130,540	187,981
Signal Shares	730,889	932,295
Institutional Shares	272,583	(608,115)
Institutional Plus Shares	284,008	1,583,718
ETF Shares	406,197	(1,030,372)
Net Increase (Decrease) from Capital Share Transactions	1,118,144	(146,103)
Total Increase (Decrease)	4,822,309	(1,076,989)
Net Assets
Beginning of Period	22,941,714	24,018,703
End of Period[1]	27,764,023	22,941,714

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($28,016,000) and ($25,675,000).

See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$33.38	$34.75	$27.49	$20.40	$32.58
Investment Operations
Net Investment Income	.659	.402	.355	.272	.398
Net Realized and Unrealized Gain (Loss)
on Investments	5.363	(1.375)	7.266	7.094	(12.174)
Total from Investment Operations	6.022	(.973)	7.621	7.366	(11.776)
Distributions
Dividends from Net Investment Income	(.662)	(.397)	(.361)	(.276)	(.404)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.662)	(.397)	(.361)	(.276)	(.404)
Net Asset Value, End of Period	$38.74	$33.38	$34.75	$27.49	$20.40

Total Return[1]	18.04%	-2.80%	27.72%	36.12%	-36.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,813	$3,925	$5,270	$5,913	$4,050
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.28%	0.23%
Ratio of Net Investment Income to
Average Net Assets	1.82%	1.15%	1.24%	1.30%	1.49%
Portfolio Turnover Rate[2]	14%	17%	12%	14%	14%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$33.39	$34.78	$27.50	$20.40	$32.59
Investment Operations
Net Investment Income	.717	.461	.384	.303	.426
Net Realized and Unrealized Gain (Loss)
on Investments	5.372	(1.395)	7.286	7.105	(12.185)
Total from Investment Operations	6.089	(.934)	7.670	7.408	(11.759)
Distributions
Dividends from Net Investment Income	(.719)	(.456)	(.390)	(.308)	(.431)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.719)	(.456)	(.390)	(.308)	(.431)
Net Asset Value, End of Period	$38.76	$33.39	$34.78	$27.50	$20.40

Total Return[1]	18.24%	-2.69%	27.89%	36.33%	-36.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,541	$5,525	$5,554	$1,992	$1,444
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.96%	1.29%	1.38%	1.44%	1.60%
Portfolio Turnover Rate[2]	14%	17%	12%	14%	14%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Small-Cap Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$30.08	$31.33	$24.79	$18.39	$29.38
Investment Operations
Net Investment Income	.648	.417	.359	.274	.385
Net Realized and Unrealized Gain (Loss)
on Investments	4.841	(1.254)	6.545	6.405	(10.985)
Total from Investment Operations	5.489	(.837)	6.904	6.679	(10.600)
Distributions
Dividends from Net Investment Income	(.649)	(.413)	(.364)	(.279)	(.390)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.649)	(.413)	(.364)	(.279)	(.390)
Net Asset Value, End of Period	$34.92	$30.08	$31.33	$24.79	$18.39

Total Return	18.25%	-2.68%	27.85%	36.34%	-36.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,329	$3,075	$2,300	$1,763	$1,172
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.96%	1.29%	1.38%	1.44%	1.60%
Portfolio Turnover Rate[1]	14%	17%	12%	14%	14%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$33.39	$34.77	$27.50	$20.40	$32.60
Investment Operations
Net Investment Income	.724	.467	.410	.316	.441
Net Realized and Unrealized Gain (Loss)
on Investments	5.372	(1.385)	7.276	7.106	(12.196)
Total from Investment Operations	6.096	(.918)	7.686	7.422	(11.755)
Distributions
Dividends from Net Investment Income	(.726)	(.462)	(.416)	(.322)	(.445)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.726)	(.462)	(.416)	(.322)	(.445)
Net Asset Value, End of Period	$38.76	$33.39	$34.77	$27.50	$20.40

Total Return	18.26%	-2.65%	27.95%	36.40%	-35.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,955	$4,894	$5,711	$4,162	$2,545
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.98%	1.31%	1.42%	1.50%	1.65%
Portfolio Turnover Rate[1]	14%	17%	12%	14%	14%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares
			Dec. 17,
	Year Ended		2010[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$96.37	$100.38	$100.73
Investment Operations
Net Investment Income	2.114	1.373	.064[2]
Net Realized and Unrealized Gain (Loss) on Investments	15.506	(4.023)	.767
Total from Investment Operations	17.620	(2.650)	.831
Distributions
Dividends from Net Investment Income	(2.120)	(1.360)	(1.181)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(2.120)	(1.360)	(1.181)
Net Asset Value, End of Period	$111.87	$96.37	$100.38

Total Return	18.29%	-2.65%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,435	$1,840	$341
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	2.00%	1.33%	1.44%[3]
Portfolio Turnover Rate[4]	14%	17%	12%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$69.70	$72.58	$57.41	$42.60	$68.07
Investment Operations
Net Investment Income	1.500	.957	.833	.646	.910
Net Realized and Unrealized Gain (Loss)
on Investments	11.194	(2.891)	15.183	14.822	(25.462)
Total from Investment Operations	12.694	(1.934)	16.016	15.468	(24.552)
Distributions
Dividends from Net Investment Income	(1.504)	(.946)	(.846)	(.658)	(.918)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.504)	(.946)	(.846)	(.658)	(.918)
Net Asset Value, End of Period	$80.89	$69.70	$72.58	$57.41	$42.60

Total Return	18.22%	-2.68%	27.89%	36.31%	-35.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,691	$3,683	$4,843	$3,460	$1,224
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.96%	1.29%	1.38%	1.44%	1.62%
Portfolio Turnover Rate[1]	14%	17%	12%	14%	14%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2012, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

27

Small-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $3,691,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	27,537,446	—	283
Temporary Cash Investments	500,527	12,797	—
Futures Contracts—Assets[1]	4,496	—	—
Futures Contracts—Liabilities[1]	(31)	—	—
Total	28,042,438	12,797	283
1 Represents variation margin on the last day of the reporting period.

28

Small-Cap Index Fund

D. At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2013	2,678	226,719	487

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2012, the fund realized gains on the sale of passive foreign investment companies of $151,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2012, had unrealized appreciation of $1,092,000.

During the year ended December 31, 2012, the fund realized $952,215,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2012, the fund had $4,836,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $279,085,000 to offset taxable capital gains realized during the year ended December 31, 2012. At December 31, 2012, the fund had available capital losses totaling $1,031,716,000 to offset future net capital gains. Of this amount, $946,157,000 is subject to expiration dates; $342,008,000 may be used to offset future net capital gains through December 31, 2017, and $604,149,000 through December 31, 2018. Capital losses of $85,559,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2012, the cost of investment securities for tax purposes was $25,694,638,000. Net unrealized appreciation of investment securities for tax purposes was $2,356,415,000, consisting of unrealized gains of $5,240,176,000 on securities that had risen in value since their purchase and $2,883,761,000 in unrealized losses on securities that had fallen in value since their purchase.

29

Small-Cap Index Fund

F. During the year ended December 31, 2012, the fund purchased $6,884,070,000 of investment securities and sold $5,883,846,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,766,764,000 and $2,327,562,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	696,904	18,945	1,154,504	33,129
Issued in Lieu of Cash Distributions	63,466	1,641	45,183	1,348
Redeemed	(1,466,443)	(39,768)	(2,411,297)	(68,538)
Net Increase (Decrease) —Investor Shares	(706,073)	(19,182)	(1,211,610)	(34,061)
Admiral Shares
Issued	795,474	21,365	934,912	27,156
Issued in Lieu of Cash Distributions	108,574	2,806	67,703	2,019
Redeemed	(773,508)	(20,883)	(814,634)	(23,394)
Net Increase (Decrease)—Admiral Shares	130,540	3,288	187,981	5,781
Signal Shares
Issued	1,645,642	49,338	1,823,091	57,364
Issued in Lieu of Cash Distributions	71,340	2,046	37,658	1,247
Redeemed	(986,093)	(29,645)	(928,454)	(29,782)
Net Increase (Decrease)—Signal Shares	730,889	21,739	932,295	28,829
Institutional Shares
Issued	1,670,109	45,178	2,006,468	57,272
Issued in Lieu of Cash Distributions	98,902	2,556	60,213	1,796
Redeemed	(1,496,428)	(40,673)	(2,674,796)	(76,740)
Net Increase (Decrease) —Institutional Shares	272,583	7,061	(608,115)	(17,672)
Institutional Plus Shares
Issued	733,174	6,917	2,208,446	22,155
Issued in Lieu of Cash Distributions	45,220	405	27,130	280
Redeemed	(494,386)	(4,639)	(651,858)	(6,748)
Net Increase (Decrease) —Institutional Plus Shares	284,008	2,683	1,583,718	15,687
ETF Shares
Issued	2,788,617	36,449	3,725,442	51,513
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,382,420)	(31,300)	(4,755,814)	(65,400)
Net Increase (Decrease)—ETF Shares	406,197	5,149	(1,030,372)	(13,887)

30

Small-Cap Index Fund

H. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from the MSCI US Small Cap 1750 Index to the CRSP US Small Cap Index. The benchmark change was effective on January 31, 2013. The fund’s investment objective has not changed.

31

Small-Cap Growth Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Admiral	Institutional	ETF
	Shares	Shares	Shares	Shares
Ticker Symbol	VISGX	VSGAX	VSGIX	VBK
Expense Ratio[1]	0.24%	0.10%	0.08%	0.10%
30-Day SEC Yield	0.20%	0.34%	0.36%	0.34%

Portfolio Characteristics
		MSCI US	DJ U.S.
		Small Cap	Total
		Growth	Market
	Fund	Index FA	Index
Number of Stocks	966	962	3,604
Median Market Cap	$1.8B	$1.8B	$35.1B
Price/Earnings Ratio	31.1x	31.1x	16.8x
Price/Book Ratio	2.8x	2.8x	2.1x
Return on Equity	10.9%	10.9%	17.1%
Earnings Growth Rate	10.3%	10.3%	9.7%
Dividend Yield	0.4%	0.4%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	37%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
	MSCI US
	Small Cap
	Growth	DJ U.S. Total
	Index	Market FA Index
R-Squared	1.00	0.95
Beta	1.00	1.28

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
MEDNAX Inc.	Health Care Services	0.5%
Lincoln Electric Holdings
Inc.	Industrial Machinery	0.5
tw telecom inc Class A	Alternative Carriers	0.5
Cadence Design
Systems Inc.	Application Software	0.4
United Rentals Inc.	Trading Companies &
	Distributors	0.4
Sirona Dental Systems	Health Care
Inc.	Equipment	0.4
Corrections Corp. of	Security & Alarm
America	Services	0.4
Cheniere Energy Inc.	Oil & Gas Storage &
	Transportation	0.4
Tenet Healthcare Corp.	Health Care Facilities	0.4
Genesee & Wyoming
Inc. Class A	Railroads	0.4
Top Ten		4.3%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

32

Small-Cap Growth Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ U.S.
		Small Cap	Total
		Growth	Market FA
	Fund	Index	Index
Consumer Discretionary 18.1%		18.1%	12.3%
Consumer Staples	3.4	3.4	9.3
Energy	6.3	6.3	10.2
Financials	7.7	7.7	16.9
Health Care	17.9	17.9	11.7
Industrials	18.5	18.5	11.1
Information Technology	22.6	22.6	18.3
Materials	4.4	4.4	4.0
Telecommunication
Services	1.1	1.1	2.7
Utilities	0.0	0.0	3.5

33

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Small-Cap Growth Index Fund
Investor Shares	17.52%	5.17%	11.02%	$28,443

Spliced Small-Cap Growth Index	17.57	5.17	10.97	28,329

Small-Cap Growth Funds Average	13.07	1.72	8.20	21,987
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	21,484

For a benchmark description, see the Glossary.
Small-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/27/2011)	Investment
Small-Cap Growth Index Fund Admiral
Shares	17.66%	20.91%	$12,704
MSCI US Small Cap Growth Index	17.57	20.81	12,690
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	19.56	12,525

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

34

Small-Cap Growth Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund Institutional
Shares	17.68%	5.35%	11.20%	$14,455,775
Spliced Small-Cap Growth Index	17.57	5.17	10.97	14,164,602
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	10,742,011
For a benchmark description, see the Glossary.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Small-Cap Growth Index Fund
ETF Shares Net Asset Value	17.67%	5.31%	7.09%	$18,438
MSCI US Small Cap Growth Index	17.57	5.17	7.00	18,300
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	5.11	15,611

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2012

			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Small-Cap Growth Index Fund ETF Shares
Market Price	17.68%	29.51%	84.41%
Small-Cap Growth Index Fund ETF Shares
Net
Asset Value	17.67	29.53	84.38
MSCI US Small Cap Growth Index	17.57	28.67	83.00

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

35

Small-Cap Growth Index Fund

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012

Small-Cap Growth Index Fund Investor Shares
Spliced Small-Cap Growth Index

For a benchmark description, see the Glossary.

36

Small-Cap Growth Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
GNC Holdings Inc. Class A	1,159,786	38,598	0.4%
* Penn National Gaming Inc.	760,407	37,344	0.4%
Chico’s FAS Inc.	1,938,853	35,791	0.4%
* Warnaco Group Inc.	477,386	34,167	0.4%
* Carter’s Inc.	585,605	32,589	0.3%
* Madison Square Garden Co. Class A	688,113	30,518	0.3%
Brunswick Corp.	1,044,330	30,380	0.3%
* AMC Networks Inc. Class A	611,380	30,263	0.3%
Consumer Discretionary—Other †		1,483,645	15.3%
		1,753,295	18.1%
Consumer Staples
* Dean Foods Co.	2,158,910	35,644	0.4%
* United Natural Foods Inc.	571,025	30,601	0.3%
Consumer Staples—Other †		263,254	2.7%
		329,499	3.4%
Energy
* Cheniere Energy Inc.	2,128,513	39,974	0.4%
* Atwood Oceanics Inc.	687,070	31,461	0.3%
Energy—Other †		538,310	5.6%
		609,745	6.3%
Financials
* Signature Bank	539,220	38,468	0.4%
Tanger Factory Outlet Centers	1,096,578	37,503	0.4%
Waddell & Reed Financial Inc. Class A	1,002,322	34,901	0.3%
Financials—Other †		632,178	6.5%
		743,050	7.6%
Health Care
* MEDNAX Inc.	580,689	46,176	0.5%
* Sirona Dental Systems Inc.	643,371	41,472	0.4%
Tenet Healthcare Corp.	1,216,826	39,510	0.4%
* Ariad Pharmaceuticals Inc.	1,941,201	37,232	0.4%
* Cubist Pharmaceuticals Inc.	745,599	31,360	0.3%

37

Small-Cap Growth Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
*	athenahealth Inc.	420,399	30,878	0.3%
	Health Care—Other †		1,510,954	15.6%
			1,737,582	17.9%
Industrials
	Lincoln Electric Holdings Inc.	926,834	45,118	0.5%
*	United Rentals Inc.	920,304	41,892	0.4%
	Corrections Corp. of America	1,168,488	41,446	0.4%
*	Genesee & Wyoming Inc. Class A	516,855	39,322	0.4%
	Valmont Industries Inc.	279,582	38,177	0.4%
	Triumph Group Inc.	583,132	38,079	0.4%
	Graco Inc.	706,829	36,395	0.4%
*	Kirby Corp.	587,255	36,345	0.4%
*	Clean Harbors Inc.	655,865	36,079	0.4%
*	Alaska Air Group Inc.	823,303	35,476	0.4%
*	Hexcel Corp.	1,164,806	31,403	0.3%
	Industrials—Other †		1,372,628	14.1%
			1,792,360	18.5%
Information Technology
*	Cadence Design Systems Inc.	3,210,718	43,377	0.5%
	Jack Henry & Associates Inc.	955,893	37,528	0.4%
*	Concur Technologies Inc.	545,809	36,853	0.4%
*	JDS Uniphase Corp.	2,708,760	36,677	0.4%
*	SolarWinds Inc.	693,284	36,363	0.4%
*	FleetCor Technologies Inc.	657,163	35,257	0.4%
*	CommVault Systems Inc.	498,763	34,769	0.4%
*	NeuStar Inc. Class A	775,585	32,520	0.3%
*	WEX Inc.	428,990	32,333	0.3%
*	Parametric Technology Corp.	1,390,778	31,306	0.3%
*	Cymer Inc.	344,606	31,163	0.3%
*,^	3D Systems Corp.	582,497	31,076	0.3%
	MercadoLibre Inc.	386,685	30,382	0.3%
*	Aspen Technology Inc.	1,088,956	30,099	0.3%
	Information Technology—Other †		1,700,909	17.5%
			2,180,612	22.5%
Materials
	NewMarket Corp.	125,248	32,840	0.3%
	Eagle Materials Inc.	536,927	31,410	0.3%
*	Louisiana-Pacific Corp.	1,608,104	31,069	0.3%
	Materials—Other †		327,460	3.4%
			422,779	4.3%
Telecommunication Services
*	tw telecom inc Class A	1,764,222	44,935	0.5%
	Telecommunication Services—Other †		63,766	0.6%
			108,701	1.1%
Total Common Stocks (Cost $8,647,601)			9,677,623	99.7%[1]

38

Small-Cap Growth Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.162%	170,227,205	170,227	1.8%

4U.S. Government and Agency Obligations †			2,000	0.0%
Total Temporary Cash Investments (Cost $172,227)			172,227	1.8%[1]
Total Investments (Cost $8,819,828)			9,849,850	101.5%
Other Assets and Liabilities
Other Assets			68,419	0.7%
Liabilities[3]			(218,345)	(2.2%)
			(149,926)	(1.5%)
Net Assets			9,699,924	100.0%

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	9,553,582
Overdistributed Net Investment Income	(8,202)
Accumulated Net Realized Losses	(875,607)
Unrealized Appreciation (Depreciation)
Investment Securities	1,030,022
Futures Contracts	129
Net Assets	9,699,924

Investor Shares—Net Assets
Applicable to 105,837,692 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,649,026
Net Asset Value Per Share—Investor Shares	$25.03

Admiral Shares—Net Assets
Applicable to 81,118,365 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,539,334
Net Asset Value Per Share—Admiral Shares	$31.30

39

Small-Cap Growth Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 91,842,654 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,302,245
Net Asset Value Per Share—Institutional Shares	$25.07

ETF Shares—Net Assets
Applicable to 24,816,572 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,209,319
Net Asset Value Per Share—ETF Shares	$89.03

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $140,358,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $145,456,000 of collateral received for securities on loan.
4 Securities with a value of $2,000,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

40

Small-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends	90,248
Interest[1]	38
Security Lending	18,377
Total Income	108,663
Expenses
The Vanguard Group—Note B
Investment Advisory Services	626
Management and Administrative—Investor Shares	5,273
Management and Administrative—Admiral Shares	1,615
Management and Administrative—Institutional Shares	853
Management and Administrative—ETF Shares	1,152
Marketing and Distribution—Investor Shares	836
Marketing and Distribution—Admiral Shares	295
Marketing and Distribution—Institutional Shares	549
Marketing and Distribution—ETF Shares	573
Custodian Fees	299
Auditing Fees	36
Shareholders’ Reports—Investor Shares	45
Shareholders’ Reports—Admiral Shares	25
Shareholders’ Reports—Institutional Shares	38
Shareholders’ Reports—ETF Shares	126
Trustees’ Fees and Expenses	9
Total Expenses	12,350
Net Investment Income	96,313
Realized Net Gain (Loss)
Investment Securities Sold	416,699
Futures Contracts	3,331
Realized Net Gain (Loss)	420,030
Change in Unrealized Appreciation (Depreciation)
Investment Securities	889,438
Futures Contracts	(21)
Change in Unrealized Appreciation (Depreciation)	889,417
Net Increase (Decrease) in Net Assets Resulting from Operations	1,405,760
1 Interest income from an affiliated company of the fund was $36,000.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	96,313	37,447
Realized Net Gain (Loss)	420,030	1,498,151
Change in Unrealized Appreciation (Depreciation)	889,417	(1,671,176)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,405,760	(135,578)
Distributions
Net Investment Income
Investor Shares	(23,644)	(10,518)
Admiral Shares	(26,176)	(7,469)
Institutional Shares	(24,191)	(9,278)
ETF Shares	(22,630)	(10,192)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(96,641)	(37,457)
Capital Share Transactions
Investor Shares	(371,989)	(1,496,783)
Admiral Shares	447,516	1,763,284
Institutional Shares	400,654	129,253
ETF Shares	41,161	52,393
Net Increase (Decrease) from Capital Share Transactions	517,342	448,147
Total Increase (Decrease)	1,826,461	275,112
Net Assets
Beginning of Period	7,873,463	7,598,351
End of Period[1]	9,699,924	7,873,463
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($8,202,000) and ($7,875,000).

See accompanying Notes, which are an integral part of the Financial Statements.

42

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$21.49	$21.92	$16.83	$11.90	$20.01
Investment Operations
Net Investment Income	.223	.086	.075	.046	.096
Net Realized and Unrealized Gain (Loss)
on Investments	3.541	(.431)	5.091	4.933	(8.105)
Total from Investment Operations	3.764	(.345)	5.166	4.979	(8.009)
Distributions
Dividends from Net Investment Income	(.224)	(.085)	(.076)	(.049)	(.101)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.224)	(.085)	(.076)	(.049)	(.101)
Net Asset Value, End of Period	$25.03	$21.49	$21.92	$16.83	$11.90

Total Return[1]	17.52%	-1.58%	30.69%	41.85%	-40.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,649	$2,613	$4,229	$3,018	$1,871
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.28%	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.97%	0.37%	0.43%	0.33%	0.60%
Portfolio Turnover Rate[2]	37%	40%	34%	38%	38%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Small-Cap Growth Index Fund

Financial Highlights

Admiral Shares
	Year	Sept. 27,
	Ended	2011[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$26.88	$25.00
Investment Operations
Net Investment Income	.326	.031
Net Realized and Unrealized Gain (Loss) on Investments	4.420	1.962
Total from Investment Operations	4.746	1.993
Distributions
Dividends from Net Investment Income	(.326)	(.113)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.326)	(.113)
Net Asset Value, End of Period	$31.30	$26.88

Total Return[2]	17.66%	7.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,539	$1,781
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	1.11%	0.51%[3]
Portfolio Turnover Rate[4]	37%	40%

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$21.53	$21.96	$16.85	$11.91	$20.04
Investment Operations
Net Investment Income	.265	.125	.107	.072	.121
Net Realized and Unrealized Gain (Loss)
on Investments	3.540	(.432)	5.111	4.944	(8.126)
Total from Investment Operations	3.805	(.307)	5.218	5.016	(8.005)
Distributions
Dividends from Net Investment Income	(.265)	(.123)	(.108)	(.076)	(.125)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.265)	(.123)	(.108)	(.076)	(.125)
Net Asset Value, End of Period	$25.07	$21.53	$21.96	$16.85	$11.91

Total Return	17.68%	-1.40%	30.96%	42.13%	-39.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,302	$1,622	$1,527	$945	$511
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.13%	0.53%	0.61%	0.53%	0.76%
Portfolio Turnover Rate[1]	37%	40%	34%	38%	38%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$76.45	$77.98	$59.86	$42.32	$71.18
Investment Operations
Net Investment Income	.925	.424	.360	.225	.411
Net Realized and Unrealized Gain (Loss)
on Investments	12.578	(1.535)	18.121	17.555	(28.846)
Total from Investment Operations	13.503	(1.111)	18.481	17.780	(28.435)
Distributions
Dividends from Net Investment Income	(.923)	(.419)	(.361)	(.240)	(.425)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.923)	(.419)	(.361)	(.240)	(.425)
Net Asset Value, End of Period	$89.03	$76.45	$77.98	$59.86	$42.32

Total Return	17.67%	-1.43%	30.87%	42.02%	-39.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,209	$1,857	$1,842	$1,177	$680
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.11%	0.51%	0.57%	0.47%	0.72%
Portfolio Turnover Rate[1]	37%	40%	34%	38%	38%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2012, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

47

Small-Cap Growth Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $1,293,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.52% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,677,497	—	126
Temporary Cash Investments	170,227	2,000	—
Futures Contracts—Assets[1]	515	—	—
Total	9,848,239	2,000	126
1 Represents variation margin on the last day of the reporting period.

48

Small-Cap Growth Index Fund

D. At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2013	235	19,895	129

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2012, the fund realized gains on the sale of passive foreign investment companies of $1,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2012, had unrealized appreciation of $30,000 of which all has been distributed and is reflected in the balance of overdistributed net investment income.

During the year ended December 31, 2012, the fund realized $466,495,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2012, the fund had $861,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $27,529,000 to offset taxable capital gains realized during the year ended December 31, 2012. At December 31, 2012, the fund had available capital losses totaling $875,446,000 to offset future net capital gains. Of this amount, $800,828,000 is subject to expiration dates; $539,710,000 may be used to offset future net capital gains through December 31, 2017 and $261,118,000 through December 31, 2018. Capital losses of $74,618,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2012, the cost of investment securities for tax purposes was $8,819,887,000. Net unrealized appreciation of investment securities for tax purposes was $1,029,963,000, consisting of unrealized gains of $1,715,322,000 on securities that had risen in value since their purchase and $685,359,000 in unrealized losses on securities that had fallen in value since their purchase.

49

Small-Cap Growth Index Fund

F. During the year ended December 31, 2012, the fund purchased $5,106,028,000 of investment securities and sold $4,596,475,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,354,901,000 and $1,285,562,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	618,019	26,010	1,485,292	66,201
Issued in Lieu of Cash Distributions	22,152	888	9,892	458
Redeemed	(1,012,160)	(42,656)	(2,991,967)	(138,001)
Net Increase (Decrease) —Investor Shares	(371,989)	(15,758)	(1,496,783)	(71,342)
Admiral Shares[1]
Issued	830,232	27,774	1,805,933	67,845
Issued in Lieu of Cash Distributions	24,456	784	6,954	258
Redeemed	(407,172)	(13,681)	(49,603)	(1,861)
Net Increase (Decrease) —Admiral Shares	447,516	14,877	1,763,284	66,242
Institutional Shares
Issued	700,138	29,131	577,462	25,872
Issued in Lieu of Cash Distributions	23,227	930	8,908	413
Redeemed	(322,711)	(13,564)	(457,117)	(20,501)
Net Increase (Decrease) —Institutional Shares	400,654	16,497	129,253	5,784
ETF Shares
Issued	1,365,762	16,323	2,131,374	26,371
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,324,601)	(15,800)	(2,078,981)	(25,700)
Net Increase (Decrease) —ETF Shares	41,161	523	52,393	671
1 Inception was September 27, 2011, for Admiral Shares.

H. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced an upcoming change in the fund’s benchmark index from the MSCI US Small Cap Growth Index to the CRSP US Small Cap Growth Index. The fund’s investment objective is not changing. The transition to the new benchmark is expected to be completed over several months, and will require some turnover of holdings with resulting transaction costs. Vanguard will seek to minimize trading impact through efficient portfolio trading.

50

Small-Cap Value Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Admiral	Institutional	ETF
	Shares	Shares	Shares	Shares
Ticker Symbol	VISVX	VSIAX	VSIIX	VBR
Expense Ratio[1]	0.35%	0.21%	0.19%	0.21%
30-Day SEC Yield	2.41%	2.55%	2.57%	2.55%

Portfolio Characteristics
		MSCI US	DJ U.S.
		Small Cap	Total
		Value	Market
	Fund	Index FA Index
Number of Stocks	1,004	997	3,604
Median Market Cap	$1.7B	$1.7B	$35.1B
Price/Earnings Ratio	18.0x	18.0x	16.8x
Price/Book Ratio	1.3x	1.3x	2.1x
Return on Equity	7.2%	7.2%	17.1%
Earnings Growth Rate	0.9%	0.9%	9.7%
Dividend Yield	2.6%	2.6%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	25%	—	—
Short-Term Reserves	-0.1%	—	—

Volatility Measures
	MSCI US
	Small Cap
	Value	DJ U.S. Total
	Index	Market FA Index
R-Squared	1.00	0.95
Beta	1.00	1.18

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
BRE Properties Inc.	Residential REITs	0.5%
American Capital Ltd.	Asset Management
	& Custody Banks	0.5
RPM International Inc.	Specialty Chemicals	0.5
Packaging Corp. of
America	Paper Packaging	0.5
Carlisle Cos. Inc.	Industrial
	Conglomerates	0.4
PerkinElmer Inc.	Life Sciences Tools &
	Services	0.4
Westar Energy Inc.	Electric	0.4
Kilroy Realty Corp.	Office REITs	0.4
Questar Corp.	Gas Utilities	0.4
National Retail
Properties Inc.	Retail REITs	0.4
Top Ten		4.4%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

51

Small-Cap Value Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ U.S.
		Small Cap	Total
		Value	Market FA
	Fund	Index	Index
Consumer Discretionary	8.7%	8.7%	12.3%
Consumer Staples	2.7	2.7	9.3
Energy	4.6	4.5	10.2
Financials	39.3	39.3	16.9
Health Care	4.7	4.7	11.7
Industrials	15.3	15.3	11.1
Information Technology 10.6		10.6	18.3
Materials	6.7	6.7	4.0
Telecommunication
Services	0.7	0.7	2.7
Utilities	6.7	6.8	3.5

52

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Small-Cap Value Index Fund Investor
Shares	18.56%	4.66%	9.61%	$25,023

Spliced Small-Cap Value Index	18.80	4.74	9.58	24,971

Small-Cap Value Funds Average	16.29	3.89	9.20	24,121
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	21,484

For a benchmark description, see the Glossary.
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/27/2011)	Investment
Small-Cap Value Index Fund Admiral Shares	18.77%	23.68%	$13,071
MSCI US Small Cap Value Index	18.80	23.70	13,074
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	19.56	12,525

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

53

Small-Cap Value Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund Institutional
Shares	18.78%	4.84%	9.78%	$12,714,249
Spliced Small-Cap Value Index	18.80	4.74	9.58	12,485,321
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	10,742,011
For a benchmark description, see the Glossary.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Small-Cap Value Index Fund
ETF Shares Net Asset Value	18.78%	4.80%	6.47%	$17,502
MSCI US Small Cap Value Index	18.80	4.74	6.46	17,488
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	5.11	15,611

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2012

			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Small-Cap Value Index Fund ETF Shares
Market Price	18.84%	26.49%	75.15%
Small-Cap Value Index Fund ETF Shares Net
Asset Value	18.78	26.43	75.02
MSCI US Small Cap Value Index	18.80	26.05	74.88

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

54

Small-Cap Value Index Fund

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012

Small-Cap Value Index Fund Investor Shares
Spliced Small-Cap Value Index

For a benchmark description, see the Glossary.

55

Small-Cap Value Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Service Corp. International	2,021,208	27,913	0.4%
Cinemark Holdings Inc.	972,612	25,268	0.3%
* Visteon Corp.	445,950	24,001	0.3%
Consumer Discretionary—Other †		600,423	7.7%
		677,605	8.7%
Consumer Staples
Flowers Foods Inc.	1,174,089	27,321	0.3%
Consumer Staples—Other †		184,072	2.4%
		211,393	2.7%

Energy †		355,159	4.5%

Financials
BRE Properties Inc.	722,424	36,721	0.5%
* American Capital Ltd.	3,053,886	36,647	0.5%
Kilroy Realty Corp.	695,351	32,939	0.4%
National Retail Properties Inc.	1,017,586	31,749	0.4%
CBL & Associates Properties Inc.	1,416,857	30,052	0.4%
Two Harbors Investment Corp.	2,627,630	29,114	0.4%
Douglas Emmett Inc.	1,248,539	29,091	0.4%
Home Properties Inc.	469,295	28,772	0.4%
Starwood Property Trust Inc.	1,249,940	28,699	0.4%
East West Bancorp Inc.	1,335,018	28,690	0.4%
BioMed Realty Trust Inc.	1,450,243	28,033	0.3%
MFA Financial Inc.	3,362,337	27,269	0.3%
Allied World Assurance Co. Holdings AG	336,392	26,508	0.3%
First Niagara Financial Group Inc.	3,316,810	26,302	0.3%
Mid-America Apartment Communities Inc.	386,533	25,028	0.3%
Old Republic International Corp.	2,318,189	24,689	0.3%

56

Small-Cap Value Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Omega Healthcare Investors Inc.	1,022,057	24,376	0.3%
Apartment Investment & Management Co. Class A	889,703	24,075	0.3%
Hancock Holding Co.	757,455	24,042	0.3%
Highwoods Properties Inc.	715,483	23,933	0.3%
Assured Guaranty Ltd.	1,642,708	23,376	0.3%
ProAssurance Corp.	547,944	23,118	0.3%
Financials—Other †		2,454,314	31.4%
		3,067,537	39.2%
Health Care
PerkinElmer Inc.	1,072,918	34,054	0.4%
Teleflex Inc.	384,290	27,404	0.4%
Community Health Systems Inc.	855,522	26,299	0.3%
Health Care—Other †		277,069	3.6%
		364,826	4.7%
Industrials
Carlisle Cos. Inc.	588,727	34,594	0.4%
Kennametal Inc.	753,493	30,140	0.4%
* Terex Corp.	1,039,284	29,214	0.4%
Regal-Beloit Corp.	397,722	28,027	0.4%
* WESCO International Inc.	411,221	27,729	0.4%
Trinity Industries Inc.	742,999	26,614	0.3%
Ryder System Inc.	480,758	24,004	0.3%
* Oshkosh Corp.	775,728	23,000	0.3%
Industrials—Other †		972,827	12.4%
		1,196,149	15.3%
Information Technology
Broadridge Financial Solutions Inc.	1,174,750	26,878	0.4%
AOL Inc.	883,828	26,170	0.3%
* NCR Corp.	972,657	24,783	0.3%
* Ingram Micro Inc.	1,411,596	23,884	0.3%
Information Technology—Other †		724,896	9.3%
		826,611	10.6%
Materials
RPM International Inc.	1,241,566	36,452	0.5%
Packaging Corp. of America	923,110	35,512	0.4%
Cytec Industries Inc.	411,496	28,323	0.3%
Cabot Corp.	595,223	23,684	0.3%
Compass Minerals International Inc.	311,337	23,260	0.3%
Materials—Other †		373,314	4.8%
		520,545	6.6%

Telecommunication Services †		56,092	0.7%

Utilities
Westar Energy Inc.	1,188,118	34,004	0.4%
Questar Corp.	1,652,641	32,656	0.4%
Atmos Energy Corp.	848,146	29,787	0.4%
Great Plains Energy Inc.	1,443,174	29,311	0.4%
Utilities—Other †		400,917	5.1%
		526,675	6.7%
Total Common Stocks (Cost $7,351,968)		7,802,592	99.7%[1]

57

Small-Cap Value Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.162%	44,078,854	44,079	0.6%

4U.S. Government and Agency Obligations †			2,999	0.0%
Total Temporary Cash Investments (Cost $47,078)			47,078	0.6%[1]
[5]Total Investments (Cost $7,399,046)			7,849,670	100.3%
Other Assets and Liabilities
Other Assets[4]			45,861	0.6%
Liabilities[3]			(71,845)	(0.9%)
			(25,984)	(0.3%)
Net Assets			7,823,686	100.0%

At December 31, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				8,580,665
Overdistributed Net Investment Income				(9,654)
Accumulated Net Realized Losses				(1,198,389)
Unrealized Appreciation (Depreciation)
Investment Securities				450,624
Futures Contracts				440
Net Assets				7,823,686

Investor Shares—Net Assets
Applicable to 114,960,645 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,000,533
Net Asset Value Per Share—Investor Shares				$17.40

Admiral Shares—Net Assets
Applicable to 82,174,099 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,563,485
Net Asset Value Per Share—Admiral Shares				$31.20

58

Small-Cap Value Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 56,143,899 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	978,870
Net Asset Value Per Share—Institutional Shares	$17.44

ETF Shares—Net Assets
Applicable to 31,416,533 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,280,798
Net Asset Value Per Share—ETF Shares	$72.60

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $23,959,000 of collateral received for securities on loan.
4 Securities with a value of $2,300,000 and cash of $2,500,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $22,575,000.
See accompanying Notes, which are an integral part of the Financial Statements.

59

Small-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends	204,241
Interest[1]	47
Security Lending	3,604
Total Income	207,892
Expenses
The Vanguard Group—Note B
Investment Advisory Services	524
Management and Administrative—Investor Shares	3,975
Management and Administrative—Admiral Shares	1,741
Management and Administrative—Institutional Shares	334
Management and Administrative—ETF Shares	1,258
Marketing and Distribution—Investor Shares	647
Marketing and Distribution—Admiral Shares	290
Marketing and Distribution—Institutional Shares	224
Marketing and Distribution—ETF Shares	453
Custodian Fees	160
Auditing Fees	37
Shareholders’ Reports—Investor Shares	17
Shareholders’ Reports—Admiral Shares	27
Shareholders’ Reports—Institutional Shares	35
Shareholders’ Reports—ETF Shares	122
Trustees’ Fees and Expenses	8
Total Expenses	9,852
Net Investment Income	198,040
Realized Net Gain (Loss)
Investment Securities Sold	284,851
Futures Contracts	3,756
Realized Net Gain (Loss)	288,607
Change in Unrealized Appreciation (Depreciation)
Investment Securities	730,676
Futures Contracts	223
Change in Unrealized Appreciation (Depreciation)	730,899
Net Increase (Decrease) in Net Assets Resulting from Operations	1,217,546
1 Interest income from an affiliated company of the fund was $43,000.

See accompanying Notes, which are an integral part of the Financial Statements.

60

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	198,040	135,816
Realized Net Gain (Loss)	288,607	1,099,562
Change in Unrealized Appreciation (Depreciation)	730,899	(1,465,616)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,217,546	(230,238)
Distributions
Net Investment Income
Investor Shares	(49,439)	(40,033)
Admiral Shares	(65,573)	(39,305)
Institutional Shares	(25,249)	(16,042)
ETF Shares	(59,329)	(38,485)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(199,590)	(133,865)
Capital Share Transactions
Investor Shares	(274,112)	(2,083,677)
Admiral Shares	305,708	1,923,698
Institutional Shares	136,875	(111,750)
ETF Shares	239,683	(5,147)
Net Increase (Decrease) from Capital Share Transactions	408,154	(276,876)
Total Increase (Decrease)	1,426,110	(640,979)
Net Assets
Beginning of Period	6,397,576	7,038,555
End of Period[1]	7,823,686	6,397,576

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($9,654,000) and ($8,181,000).

See accompanying Notes, which are an integral part of the Financial Statements.

61

Small-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$15.04	$16.01	$13.06	$10.21	$15.49
Investment Operations
Net Investment Income	.428	.309	.285	.241	.293
Net Realized and Unrealized Gain (Loss)
on Investments	2.364	(.974)	2.956	2.854	(5.277)
Total from Investment Operations	2.792	(.665)	3.241	3.095	(4.984)
Distributions
Dividends from Net Investment Income	(.432)	(.305)	(.291)	(.245)	(.296)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.432)	(.305)	(.291)	(.245)	(.296)
Net Asset Value, End of Period	$17.40	$15.04	$16.01	$13.06	$10.21

Total Return[1]	18.56%	-4.16%	24.82%	30.34%	-32.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,001	$1,980	$4,316	$3,279	$2,435
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.28%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.66%	1.90%	2.03%	2.26%	2.33%
Portfolio Turnover Rate[2]	25%	30%	25%	33%	30%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

62

Small-Cap Value Index Fund

Financial Highlights

Admiral Shares
	Year	Sept. 27,
	Ended	2011[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$26.96	$25.00
Investment Operations
Net Investment Income	.814	.196
Net Realized and Unrealized Gain (Loss) on Investments	4.245	2.320
Total from Investment Operations	5.059	2.516
Distributions
Dividends from Net Investment Income	(.819)	(.556)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.819)	(.556)
Net Asset Value, End of Period	$31.20	$26.96

Total Return[2]	18.77%	10.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,563	$1,941
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.80%	2.04%[3]
Portfolio Turnover Rate[4]	25%	30%

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$15.07	$16.04	$13.09	$10.22	$15.53
Investment Operations
Net Investment Income	.459	.338	.311	.262	.315
Net Realized and Unrealized Gain (Loss)
on Investments	2.371	(.973)	2.957	2.874	(5.307)
Total from Investment Operations	2.830	(.635)	3.268	3.136	(4.992)
Distributions
Dividends from Net Investment Income	(.460)	(.335)	(.318)	(.266)	(.318)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.460)	(.335)	(.318)	(.266)	(.318)
Net Asset Value, End of Period	$17.44	$15.07	$16.04	$13.09	$10.22

Total Return	18.78%	-3.97%	24.97%	30.71%	-32.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$979	$722	$871	$543	$383
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.82%	2.06%	2.21%	2.46%	2.49%
Portfolio Turnover Rate[1]	25%	30%	25%	33%	30%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Small-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$62.73	$66.80	$54.49	$42.58	$64.65
Investment Operations
Net Investment Income	1.896	1.393	1.269	1.071	1.296
Net Realized and Unrealized Gain (Loss)
on Investments	9.877	(4.083)	12.340	11.923	(22.053)
Total from Investment Operations	11.773	(2.690)	13.609	12.994	(20.757)
Distributions
Dividends from Net Investment Income	(1.903)	(1.380)	(1.299)	(1.084)	(1.313)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.903)	(1.380)	(1.299)	(1.084)	(1.313)
Net Asset Value, End of Period	$72.60	$62.73	$66.80	$54.49	$42.58

Total Return	18.78%	-4.05%	24.97%	30.52%	-31.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,281	$1,755	$1,851	$1,310	$894
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.80%	2.04%	2.17%	2.40%	2.45%
Portfolio Turnover Rate[1]	25%	30%	25%	33%	30%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2012, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

66

Small-Cap Value Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $1,036,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.41% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,802,533	—	59
Temporary Cash Investments	44,079	2,999	—
Futures Contracts—Assets[1]	714	—	—
Total	7,847,326	2,999	59
1 Represents variation margin on the last day of the reporting period.

67

Small-Cap Value Index Fund

D. At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2013	326	27,599	440

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2012, the fund realized gains on the sale of passive foreign investment companies of $77,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2012, had unrealized appreciation of $632,000.

During the year ended December 31, 2012, the fund realized $307,360,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2012, the fund had $1,963,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $33,444,000 to offset taxable capital gains realized during the year ended December 31, 2012. At December 31, 2012, the fund had available capital losses totaling $1,196,884,000 to offset future net capital gains. Of this amount, $1,144,768,000 is subject to expiration dates; $755,994,000 may be used to offset future net capital gains through December 31, 2017, and $388,774,000 through December 31, 2018. Capital losses of $52,116,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2012, the cost of investment securities for tax purposes was $7,399,702,000. Net unrealized appreciation of investment securities for tax purposes was $449,968,000, consisting of unrealized gains of $1,057,550,000 on securities that had risen in value since their purchase and $607,582,000 in unrealized losses on securities that had fallen in value since their purchase.

68

Small-Cap Value Index Fund

F. During the year ended December 31, 2012, the fund purchased $3,087,912,000 of investment securities and sold $2,659,130,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,155,481,000 and $903,922,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	417,447	25,184	713,655	46,088
Issued in Lieu of Cash Distributions	45,892	2,638	37,316	2,467
Redeemed	(737,451)	(44,523)	(2,834,648)	(186,504)
Net Increase (Decrease) —Investor Shares	(274,112)	(16,701)	(2,083,677)	(137,949)
Admiral Shares[1]
Issued	557,583	18,672	1,921,865	71,944
Issued in Lieu of Cash Distributions	59,631	1,912	35,571	1,314
Redeemed	(311,506)	(10,410)	(33,738)	(1,258)
Net Increase (Decrease) —Admiral Shares	305,708	10,174	1,923,698	72,000
Institutional Shares
Issued	315,863	19,079	189,179	12,596
Issued in Lieu of Cash Distributions	22,904	1,313	14,408	951
Redeemed	(201,892)	(12,141)	(315,337)	(19,977)
Net Increase (Decrease) —Institutional Shares	136,875	8,251	(111,750)	(6,430)
ETF Shares
Issued	1,166,553	16,837	1,397,655	21,166
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(926,870)	(13,400)	(1,402,802)	(20,900)
Net Increase (Decrease)—ETF Shares	239,683	3,437	(5,147)	266
1 Inception was September 27, 2011, for Admiral Shares.

H. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced an upcoming change in the fund’s benchmark index from the MSCI US Small Cap Value Index to the CRSP US Small Cap Value Index. The fund’s investment objective is not changing. The transition to the new benchmark is expected to be completed over several months, and will require some turnover of holdings with resulting transaction costs. Vanguard will seek to minimize trading impact through efficient portfolio trading.

69

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund:

In our opinion, the accompanying statements of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 14, 2013

70

Special 2012 tax information (unaudited) for Vanguard U.S. Stock Index Funds
(Small-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Small-Cap Index Fund	371,279
Small-Cap Growth Index Fund	79,004
Small-Cap Value Index Fund	144,603

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Small-Cap Index Fund	70.8%
Small-Cap Growth Index Fund	79.7
Small-Cap Value Index Fund	72.4

71

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income.(In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Small-Capitalization Portfolios
Periods Ended December 31, 2012

	One	Five	Ten
	Year	Years	Years
Small-Cap Index Fund
Returns Before Taxes	18.04%	4.98%	10.83%
Returns After Taxes on Distributions	17.64	4.68	10.55
Returns After Taxes on Distributions and Sale of Fund Shares	12.02	4.16	9.58

	One	Five	Ten
	Year	Years	Years
Small-Cap Growth Index Fund Investor Shares
Returns Before Taxes	17.52%	5.17%	11.02%
Returns After Taxes on Distributions	17.32	5.06	10.94
Returns After Taxes on Distributions and Sale of Fund Shares	11.56	4.41	9.86

	One	Five	Ten
	Year	Years	Years
Small-Cap Value Index Fund Investor Shares
Returns Before Taxes	18.56%	4.66%	9.61%
Returns After Taxes on Distributions	17.98	4.19	9.14
Returns After Taxes on Distributions and Sale of Fund Shares	12.48	3.82	8.36

72

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

73

Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2012	12/31/2012	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,083.17	$1.26
Admiral Shares	1,000.00	1,084.10	0.53
Signal Shares	1,000.00	1,084.20	0.53
Institutional Shares	1,000.00	1,084.27	0.42
Institutional Plus Shares	1,000.00	1,084.38	0.32
ETF Shares	1,000.00	1,084.12	0.53
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,073.72	$1.25
Admiral Shares	1,000.00	1,074.55	0.52
Institutional Shares	1,000.00	1,074.84	0.42
ETF Shares	1,000.00	1,074.71	0.52
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,092.20	$1.27
Admiral Shares	1,000.00	1,093.43	0.53
Institutional Shares	1,000.00	1,093.69	0.42
ETF Shares	1,000.00	1,093.19	0.53

74

Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2012	12/31/2012	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.90	0.31
ETF Shares	1,000.00	1,024.70	0.51
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.70	0.51
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.70	0.51

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Small-Cap Growth Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; and for the Small-Cap Value Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

75

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

76

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Small-Cap Growth Index: S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; the MSCI US Small Cap 1750 Index thereafter.

Spliced Small-Cap Value Index: S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

77

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman	Chairman Emeritus and Senior Advisor
of the Board of The Cleveland Museum of Art.
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning	Founder
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q480 022013

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)[1]
Consumer Discretionary (13.3%)
*	Hanesbrands Inc.	1,620,338	58,041
	GNC Holdings Inc. Class A	1,650,102	54,915
*	Penn National Gaming Inc.	1,081,913	53,133
	Chico's FAS Inc.	2,758,553	50,923
	Service Corp. International	3,571,024	49,316
*	Warnaco Group Inc.	678,588	48,567
*	Carter's Inc.	832,415	46,324
	Cinemark Holdings Inc.	1,718,673	44,651
*	Madison Square Garden Co. Class A	979,159	43,426
	Brunswick Corp.	1,484,328	43,179
*	AMC Networks Inc. Class A	869,785	43,054
*	Visteon Corp.	786,272	42,317
	Six Flags Entertainment Corp.	661,075	40,458
*	Ascena Retail Group Inc.	2,176,462	40,243
*	Liberty Ventures Class A	581,593	39,409
	Dillard's Inc. Class A	465,351	38,982
	Domino's Pizza Inc.	894,336	38,948
	Dana Holding Corp.	2,455,292	38,327
	Brinker International Inc.	1,227,218	38,031
	Sotheby's	1,125,010	37,823
	DSW Inc. Class A	552,068	36,265
	HSN Inc.	648,004	35,692
*	Tenneco Inc.	998,296	35,050
*,^	Tesla Motors Inc.	1,030,816	34,914
	Aaron's Inc.	1,195,536	33,810
*	Life Time Fitness Inc.	686,136	33,765
	Rent-A-Center Inc.	981,917	33,739
	Wolverine World Wide Inc.	811,189	33,243
	Pool Corp.	776,808	32,875
	Vail Resorts Inc.	598,546	32,375
	Pier 1 Imports Inc.	1,600,184	32,004
*	Cabela's Inc.	753,859	31,474
	John Wiley & Sons Inc. Class A	794,435	30,927
*	Bally Technologies Inc.	688,007	30,761
*	Big Lots Inc.	1,057,629	30,100
*	Steven Madden Ltd.	685,944	28,995
	Thor Industries Inc.	746,472	27,940
	Cheesecake Factory Inc.	848,450	27,761
	Ryland Group Inc.	742,516	27,102
*,^	Coinstar Inc.	519,822	27,036
*	ANN Inc.	785,656	26,587
*	Vitamin Shoppe Inc.	444,150	25,476
*	Iconix Brand Group Inc.	1,134,921	25,331
	Morningstar Inc.	401,791	25,245
	Men's Wearhouse Inc.	803,136	25,026
	Cooper Tire & Rubber Co.	983,617	24,945
	MDC Holdings Inc.	677,242	24,895
*	Deckers Outdoor Corp.	616,570	24,829
*,^	Groupon Inc.	4,865,571	23,744
	Hillenbrand Inc.	1,039,350	23,500
*	Fifth & Pacific Cos. Inc.	1,877,573	23,376
*	Select Comfort Corp.	887,411	23,224
*	Hibbett Sports Inc.	435,910	22,972
	Wendy's Co.	4,865,197	22,866
	DeVry Inc.	958,122	22,736
	Penske Automotive Group Inc.	749,353	22,548
*	Buffalo Wild Wings Inc.	308,666	22,477
*	Genesco Inc.	406,709	22,369
	Cracker Barrel Old Country Store Inc.	347,212	22,312
	Group 1 Automotive Inc.	359,241	22,269
*	Live Nation Entertainment Inc.	2,371,946	22,083

1

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Crocs Inc.	1,498,884	21,569
^	Buckle Inc.	477,439	21,313
*	Meritage Homes Corp.	558,510	20,860
^	Meredith Corp.	593,917	20,460
	Arbitron Inc.	433,877	20,253
*	Lumber Liquidators Holdings Inc.	381,698	20,165
*	Jack in the Box Inc.	703,122	20,109
^	Regal Entertainment Group Class A	1,421,567	19,831
*	Jos A Bank Clothiers Inc.	463,722	19,745
*	Lions Gate Entertainment Corp.	1,197,404	19,637
*	DreamWorks Animation SKG Inc. Class A	1,158,853	19,202
*	Orient-Express Hotels Ltd. Class A	1,623,556	18,979
*	New York Times Co. Class A	2,200,664	18,772
	Bob Evans Farms Inc.	466,163	18,740
*,^	Saks Inc.	1,774,682	18,652
*	Express Inc.	1,224,379	18,476
	KB Home	1,152,362	18,207
*	Children's Place Retail Stores Inc.	399,961	17,714
	Texas Roadhouse Inc. Class A	1,051,524	17,666
*	Aeropostale Inc.	1,349,271	17,554
*	DineEquity Inc.	258,713	17,334
*	Papa John's International Inc.	311,337	17,105
	Monro Muffler Brake Inc.	488,976	17,099
	Dorman Products Inc.	483,556	17,089
	Valassis Communications Inc.	660,339	17,024
*	Shutterfly Inc.	567,714	16,958
*	Helen of Troy Ltd.	500,608	16,715
*	Pinnacle Entertainment Inc.	1,032,648	16,347
	Choice Hotels International Inc.	481,157	16,176
	Regis Corp.	953,210	16,128
*	WMS Industries Inc.	904,110	15,822
	Finish Line Inc. Class A	822,746	15,575
*	Standard Pacific Corp.	2,117,809	15,566
*	Office Depot Inc.	4,734,394	15,529
*,^	Francesca's Holdings Corp.	579,829	15,052
*	Asbury Automotive Group Inc.	468,798	15,016
*	Grand Canyon Education Inc.	635,425	14,913
	Matthews International Corp. Class A	463,956	14,893
	Jones Group Inc.	1,332,930	14,742
	Churchill Downs Inc.	217,435	14,449
^	Sturm Ruger & Co. Inc.	317,746	14,426
	Ameristar Casinos Inc.	547,897	14,377
	OfficeMax Inc.	1,438,299	14,038
*	Conn's Inc.	453,091	13,901
*	BJ's Restaurants Inc.	418,386	13,765
	Lithia Motors Inc. Class A	362,714	13,573
*	SHFL Entertainment Inc.	927,140	13,444
*	American Axle & Manufacturing Holdings Inc.	1,181,289	13,230
	Scholastic Corp.	446,954	13,212
	National CineMedia Inc.	931,467	13,162
*	Marriott Vacations Worldwide Corp.	314,037	13,086
	Brown Shoe Co. Inc.	711,856	13,077
*	Tumi Holdings Inc.	619,963	12,926
	Sonic Automotive Inc. Class A	615,106	12,850
	Interval Leisure Group Inc.	658,509	12,768
	Stage Stores Inc.	513,488	12,724
	Cato Corp. Class A	457,394	12,546
*	Ascent Capital Group Inc. Class A	201,350	12,472
	La-Z-Boy Inc.	868,656	12,291
	International Speedway Corp. Class A	438,302	12,106
*,^	HomeAway Inc.	549,315	12,085
^	Columbia Sportswear Co.	224,672	11,988
*	Skechers U.S.A. Inc. Class A	645,089	11,934
	Belo Corp. Class A	1,555,426	11,930

2

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*,^	Hovnanian Enterprises Inc. Class A	1,670,630	11,694
^	Strayer Education Inc.	197,712	11,105
	Ethan Allen Interiors Inc.	431,306	11,089
*	Steiner Leisure Ltd.	228,255	11,000
	Sinclair Broadcast Group Inc. Class A	870,908	10,991
	Oxford Industries Inc.	234,278	10,861
*	American Public Education Inc.	300,452	10,849
	Drew Industries Inc.	333,266	10,748
*	AFC Enterprises Inc.	399,801	10,447
	True Religion Apparel Inc.	408,097	10,374
	Stewart Enterprises Inc. Class A	1,312,941	10,031
	CEC Entertainment Inc.	296,609	9,844
*	G-III Apparel Group Ltd.	281,427	9,633
	Movado Group Inc.	307,036	9,420
*,^	K12 Inc.	453,043	9,260
*	M/I Homes Inc.	349,364	9,258
*,^	Smith & Wesson Holding Corp.	1,088,021	9,183
*	Sonic Corp.	865,869	9,014
*,^	Pandora Media Inc.	965,997	8,868
*	Biglari Holdings Inc.	22,600	8,814
^	American Greetings Corp. Class A	514,489	8,690
	Pep Boys-Manny Moe & Jack	877,158	8,622
*,^	Vera Bradley Inc.	337,924	8,482
*	Winnebago Industries Inc.	485,635	8,319
*	Krispy Kreme Doughnuts Inc.	883,953	8,291
	Superior Industries International Inc.	406,002	8,282
*	Quiksilver Inc.	1,922,629	8,171
*	iRobot Corp.	434,888	8,150
	Core-Mark Holding Co. Inc.	172,001	8,144
*	Red Robin Gourmet Burgers Inc.	228,981	8,081
*	Blue Nile Inc.	205,887	7,927
*	LeapFrog Enterprises Inc.	917,864	7,921
*,^	Scientific Games Corp. Class A	910,122	7,891
*	Denny's Corp.	1,573,984	7,681
	Fred's Inc. Class A	576,240	7,670
*	Maidenform Brands Inc.	391,850	7,637
*	Zumiez Inc.	390,139	7,573
*,^	Barnes & Noble Inc.	497,742	7,511
*	rue21 inc	256,772	7,290
*	Arctic Cat Inc.	218,321	7,290
	Callaway Golf Co.	1,080,589	7,024
*,^	Beazer Homes USA Inc.	408,584	6,901
	Standard Motor Products Inc.	301,547	6,700
*	Ruby Tuesday Inc.	849,844	6,680
*	Gentherm Inc.	491,177	6,533
	Hot Topic Inc.	667,190	6,438
*	Libbey Inc.	324,978	6,288
*	Boyd Gaming Corp.	935,971	6,215
*	Capella Education Co.	206,971	5,843
*	Modine Manufacturing Co.	705,214	5,733
*	America's Car-Mart Inc.	137,212	5,560
*	Mattress Firm Holding Corp.	224,692	5,512
*	EW Scripps Co. Class A	496,320	5,365
*	Cavco Industries Inc.	104,422	5,219
	Haverty Furniture Cos. Inc.	318,630	5,197
	NACCO Industries Inc. Class A	84,843	5,149
*,^	ITT Educational Services Inc.	290,796	5,034
	Shoe Carnival Inc.	237,600	4,868
	Clear Channel Outdoor Holdings Inc. Class A	663,770	4,660
	JAKKS Pacific Inc.	366,518	4,589
*	Digital Generation Inc.	413,700	4,493
	Harte-Hanks Inc.	733,112	4,325
*,^	Caesars Entertainment Corp.	624,761	4,323
*	Universal Electronics Inc.	223,417	4,323

3

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Speedway Motorsports Inc.	240,026	4,282
	Perry Ellis International Inc.	211,235	4,204
	Marcus Corp.	336,022	4,190
*	Bravo Brio Restaurant Group Inc.	307,535	4,130
	Destination Maternity Corp.	188,612	4,066
*	Exide Technologies	1,165,227	3,985
*,^	Overstock.com Inc.	272,510	3,900
*	Wet Seal Inc. Class A	1,410,275	3,892
	World Wrestling Entertainment Inc. Class A	481,950	3,803
	PetMed Express Inc.	340,368	3,778
	Universal Technical Institute Inc.	368,287	3,698
	Nutrisystem Inc.	450,300	3,688
*	Fuel Systems Solutions Inc.	248,450	3,652
	Stein Mart Inc.	469,375	3,539
^	RadioShack Corp.	1,640,804	3,478
*	Citi Trends Inc.	250,619	3,449
*	LIN TV Corp. Class A	452,100	3,404
*,^	McClatchy Co. Class A	1,006,682	3,292
	Big 5 Sporting Goods Corp.	250,839	3,286
*	Federal-Mogul Corp.	408,484	3,276
*	Corinthian Colleges Inc.	1,341,216	3,273
*	Unifi Inc.	248,909	3,238
*,^	Bridgepoint Education Inc.	305,688	3,149
*	Career Education Corp.	888,070	3,126
	CSS Industries Inc.	142,776	3,125
*	Journal Communications Inc. Class A	539,604	2,919
*	Steinway Musical Instruments Inc.	133,313	2,820
	Weyco Group Inc.	116,729	2,727
*	Cumulus Media Inc. Class A	1,020,440	2,725
*	Kirkland's Inc.	254,886	2,699
^	Blyth Inc.	170,619	2,653
*	Vitacost.com Inc.	384,625	2,608
	Fisher Communications Inc.	95,311	2,572
*	Body Central Corp.	255,277	2,543
	bebe stores inc	626,889	2,501
*,^	Teavana Holdings Inc.	158,862	2,462
*,^	Zagg Inc.	325,809	2,398
*	Entercom Communications Corp. Class A	336,185	2,347
*	Stoneridge Inc.	439,750	2,252
*	Gordmans Stores Inc.	143,858	2,161
*,^	hhgregg Inc.	295,634	2,075
	Systemax Inc.	211,190	2,038
*	Isle of Capri Casinos Inc.	357,162	2,000
*,^	Skullcandy Inc.	248,805	1,938
*	ReachLocal Inc.	140,883	1,819
*	Coldwater Creek Inc.	327,437	1,575
*	New York & Co. Inc.	412,248	1,571
*	Sealy Corp.	686,833	1,490
	Einstein Noah Restaurant Group Inc.	112,079	1,368
*	Ignite Restaurant Group Inc.	102,230	1,329
*	Orbitz Worldwide Inc.	433,784	1,180
*	Martha Stewart Living Omnimedia Class A	474,343	1,162
*	Tower International Inc.	117,010	942
			3,688,907
Consumer Staples (3.0%)
*	Dean Foods Co.	3,070,860	50,700
	Flowers Foods Inc.	2,074,353	48,270
*	United Natural Foods Inc.	812,625	43,548
*	Hain Celestial Group Inc.	635,608	34,463
	Casey's General Stores Inc.	636,948	33,822
	Nu Skin Enterprises Inc. Class A	894,731	33,150
*	Darling International Inc.	1,952,631	31,320
*	TreeHouse Foods Inc.	600,381	31,298
*	Fresh Market Inc.	639,571	30,757

4

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Harris Teeter Supermarkets Inc.	777,466	29,979
	PriceSmart Inc.	326,004	25,119
	B&G Foods Inc.	863,557	24,447
	Lancaster Colony Corp.	317,191	21,946
*	Elizabeth Arden Inc.	440,053	19,807
*	Boston Beer Co. Inc. Class A	146,404	19,684
	Universal Corp.	388,017	19,366
	Snyders-Lance Inc.	796,889	19,213
*	Post Holdings Inc.	542,194	18,570
	Fresh Del Monte Produce Inc.	674,082	17,762
	Spectrum Brands Holdings Inc.	384,514	17,276
*	Prestige Brands Holdings Inc.	837,982	16,785
	J&J Snack Foods Corp.	251,350	16,071
	Sanderson Farms Inc.	324,233	15,417
*	Rite Aid Corp.	11,221,834	15,262
*	Smart Balance Inc.	983,254	12,684
	Vector Group Ltd.	851,658	12,664
	Andersons Inc.	293,645	12,597
	WD-40 Co.	248,860	11,724
*	Susser Holdings Corp.	278,140	9,593
	Cal-Maine Foods Inc.	232,994	9,371
^	SUPERVALU Inc.	3,538,987	8,741
^	Tootsie Roll Industries Inc.	309,089	8,012
	Weis Markets Inc.	200,767	7,864
*	Pilgrim's Pride Corp.	1,073,662	7,784
*	Dole Food Co. Inc.	664,259	7,619
*	Medifast Inc.	218,842	5,775
*	Annie's Inc.	170,404	5,697
*	Chiquita Brands International Inc.	688,193	5,678
	Spartan Stores Inc.	361,752	5,556
	Coca-Cola Bottling Co. Consolidated	83,198	5,533
	Inter Parfums Inc.	279,459	5,438
*	Central Garden and Pet Co. Class A	516,139	5,394
*,^	Star Scientific Inc.	1,934,552	5,185
*	Alliance One International Inc.	1,382,965	5,034
^	Diamond Foods Inc.	367,294	5,021
	Calavo Growers Inc.	196,884	4,963
*	Pantry Inc.	387,179	4,696
	Nash Finch Co.	203,663	4,334
*,^	USANA Health Sciences Inc.	120,131	3,956
*	Seneca Foods Corp. Class A	118,684	3,608
	Village Super Market Inc. Class A	96,985	3,187
*	Chefs' Warehouse Inc.	190,873	3,018
	Ingles Markets Inc. Class A	170,970	2,951
*	Revlon Inc. Class A	203,227	2,947
	National Beverage Corp.	191,133	2,789
*,^	Central European Distribution Corp.	1,106,659	2,401
	Nature's Sunshine Products Inc.	154,644	2,239
	Roundy's Inc.	414,850	1,846
*	Central Garden and Pet Co.	182,010	1,824
			841,755
Energy (5.4%)
*	Cheniere Energy Inc.	3,025,301	56,815
	World Fuel Services Corp.	1,197,300	49,293
*	Atwood Oceanics Inc.	976,640	44,720
*	Dril-Quip Inc.	571,086	41,718
*	Rosetta Resources Inc.	879,516	39,895
*	Oasis Petroleum Inc.	1,239,673	39,422
*	Kodiak Oil & Gas Corp.	4,377,519	38,741
*	Gulfport Energy Corp.	999,420	38,198
	Tidewater Inc.	827,231	36,961
	Energy XXI Bermuda Ltd.	1,120,914	36,082
*	Alpha Natural Resources Inc.	3,658,158	35,630
*	Helix Energy Solutions Group Inc.	1,659,700	34,256

5

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Unit Corp.	726,049	32,709
	Lufkin Industries Inc.	559,181	32,505
	Bristow Group Inc.	593,516	31,848
*,^	McMoRan Exploration Co.	1,746,869	28,037
	SEACOR Holdings Inc.	330,607	27,705
	Western Refining Inc.	981,306	27,663
^	CARBO Ceramics Inc.	344,954	27,024
	Berry Petroleum Co. Class A	782,653	26,258
	Targa Resources Corp.	493,218	26,062
	Arch Coal Inc.	3,523,974	25,795
*	Gran Tierra Energy Inc.	4,676,476	25,767
*	SemGroup Corp. Class A	623,928	24,383
*	Exterran Holdings Inc.	969,451	21,250
*	Cloud Peak Energy Inc.	1,013,446	19,590
*	Hornbeck Offshore Services Inc.	558,338	19,173
*	Geospace Technologies Corp.	201,110	17,873
*	Northern Oil and Gas Inc.	1,003,430	16,878
*	PDC Energy Inc.	502,423	16,685
*	Key Energy Services Inc.	2,382,494	16,558
^	Enbridge Energy Management LLC	571,988	16,525
*	Halcon Resources Corp.	2,333,421	16,147
*	Stone Energy Corp.	781,298	16,032
*	Forum Energy Technologies Inc.	640,612	15,855
*	C&J Energy Services Inc.	700,822	15,026
^	EXCO Resources Inc.	2,158,070	14,610
*	Approach Resources Inc.	576,090	14,408
*,^	Clean Energy Fuels Corp.	1,154,663	14,376
*	Bill Barrett Corp.	800,020	14,232
*	CVR Energy Inc.	288,427	14,072
	Gulfmark Offshore Inc.	402,945	13,881
*	Hercules Offshore Inc.	2,243,285	13,864
*	ION Geophysical Corp.	2,071,617	13,486
^	RPC Inc.	1,094,476	13,396
*	Carrizo Oil & Gas Inc.	630,761	13,196
*	Forest Oil Corp.	1,963,954	13,139
*	Newpark Resources Inc.	1,466,943	11,516
*	Comstock Resources Inc.	760,210	11,502
*	Swift Energy Co.	713,801	10,985
*	EPL Oil & Gas Inc.	486,167	10,963
*,^	Magnum Hunter Resources Corp.	2,655,439	10,595
	W&T Offshore Inc.	616,506	9,883
*	TETRA Technologies Inc.	1,299,445	9,863
*	Rex Energy Corp.	745,746	9,710
*,^	Heckmann Corp.	2,394,680	9,651
	Rentech Inc.	3,661,104	9,629
	Contango Oil & Gas Co.	216,578	9,174
*	Parker Drilling Co.	1,960,164	9,017
	Crosstex Energy Inc.	590,421	8,467
*	Vaalco Energy Inc.	912,145	7,890
*	Pioneer Energy Services Corp.	1,029,239	7,472
*	Bonanza Creek Energy Inc.	266,178	7,397
*	PHI Inc.	206,872	6,928
*	Resolute Energy Corp.	822,081	6,684
*	Tesco Corp.	546,463	6,224
*	Matador Resources Co.	737,698	6,049
*	Basic Energy Services Inc.	492,934	5,624
*	Harvest Natural Resources Inc.	592,946	5,378
*	Vantage Drilling Co.	2,917,854	5,340
	Gulf Island Fabrication Inc.	215,798	5,186
	Alon USA Energy Inc.	283,626	5,131
	Delek US Holdings Inc.	194,895	4,935
*	Matrix Service Co.	428,258	4,925
*,^	BPZ Resources Inc.	1,547,134	4,873
*	PetroQuest Energy Inc.	960,465	4,754

6

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*,^	Quicksilver Resources Inc.	1,582,443	4,526
*	Triangle Petroleum Corp.	736,447	4,411
*	Goodrich Petroleum Corp.	456,469	4,254
*	Clayton Williams Energy Inc.	101,340	4,054
*,^	Solazyme Inc.	506,732	3,983
	Penn Virginia Corp.	901,011	3,973
*	Midstates Petroleum Co. Inc.	556,092	3,831
*,^	Endeavour International Corp.	697,608	3,614
*	Sanchez Energy Corp.	196,230	3,532
*	Dawson Geophysical Co.	132,631	3,499
*	Willbros Group Inc.	648,589	3,476
*	FX Energy Inc.	830,621	3,414
*	Uranium Energy Corp.	1,330,850	3,407
*	Green Plains Renewable Energy Inc.	416,336	3,293
*	Warren Resources Inc.	1,127,266	3,168
*	TransAtlantic Petroleum Ltd.	3,649,378	3,029
*	Abraxas Petroleum Corp.	1,372,799	3,006
*	Cal Dive International Inc.	1,587,285	2,746
*	RigNet Inc.	116,313	2,376
*,^	KiOR Inc.	297,951	1,910
*,^	James River Coal Co.	591,183	1,892
	Apco Oil and Gas International Inc.	150,914	1,858
*	Lone Pine Resources Inc.	1,405,828	1,729
*,^	Amyris Inc.	533,754	1,665
*,^	Hyperdynamics Corp.	2,755,817	1,648
*	Global Geophysical Services Inc.	339,120	1,306
*,^	ZaZa Energy Corp.	418,347	858
*	Oilsands Quest Inc.	1,793,762	7
*	Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	108,173	—
			1,493,949
Financials (23.3%)
	Apartment Investment & Management Co. Class A	2,418,441	65,443
	BRE Properties Inc.	1,276,182	64,868
*	American Capital Ltd.	5,394,298	64,732
	Extra Space Storage Inc.	1,728,853	62,913
	Kilroy Realty Corp.	1,228,557	58,197
	National Retail Properties Inc.	1,796,102	56,038
*	Signature Bank	766,948	54,714
	Tanger Factory Outlet Centers	1,560,186	53,358
	CBL & Associates Properties Inc.	2,500,586	53,037
	Two Harbors Investment Corp.	4,638,880	51,399
	Douglas Emmett Inc.	2,204,158	51,357
	Home Properties Inc.	829,227	50,840
	East West Bancorp Inc.	2,358,773	50,690
	Starwood Property Trust Inc.	2,206,259	50,656
	Waddell & Reed Financial Inc. Class A	1,426,219	49,661
	BioMed Realty Trust Inc.	2,561,469	49,513
	MFA Financial Inc.	5,934,820	48,131
	Allied World Assurance Co. Holdings AG	594,576	46,853
	First Niagara Financial Group Inc.	5,860,391	46,473
	Post Properties Inc.	899,717	44,941
	Mid-America Apartment Communities Inc.	682,438	44,188
	Equity Lifestyle Properties Inc.	652,372	43,898
	Old Republic International Corp.	4,096,098	43,623
	Omega Healthcare Investors Inc.	1,804,167	43,029
	Hancock Holding Co.	1,339,388	42,512
	Highwoods Properties Inc.	1,262,906	42,244
*	SVB Financial Group	738,566	41,338
	Assured Guaranty Ltd.	2,902,787	41,307
	First Horizon National Corp.	4,130,444	40,933
	ProAssurance Corp.	967,254	40,808
	Hatteras Financial Corp.	1,630,014	40,441
	First American Financial Corp.	1,677,422	40,409
*	E*TRADE Financial Corp.	4,514,243	40,402

7

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	LaSalle Hotel Properties	1,564,734	39,729
	City National Corp.	800,410	39,636
	Mack-Cali Realty Corp.	1,457,991	38,068
	Aspen Insurance Holdings Ltd.	1,184,628	38,003
	Protective Life Corp.	1,328,928	37,981
	Prospect Capital Corp.	3,483,721	37,868
	Invesco Mortgage Capital Inc.	1,915,942	37,763
	Associated Banc-Corp	2,854,483	37,451
	Prosperity Bancshares Inc.	883,976	37,127
	CNO Financial Group Inc.	3,857,232	35,988
	EPR Properties	777,590	35,855
*	Popular Inc.	1,710,667	35,565
*	Howard Hughes Corp.	473,767	34,594
	Healthcare Realty Trust Inc.	1,427,884	34,283
	Bank of Hawaii Corp.	750,315	33,051
	Corporate Office Properties Trust	1,322,548	33,037
	CYS Investments Inc.	2,765,813	32,664
*	Forest City Enterprises Inc. Class A	2,003,426	32,355
	Fulton Financial Corp.	3,332,982	32,030
	Alterra Capital Holdings Ltd.	1,118,266	31,524
^	Federated Investors Inc. Class B	1,555,610	31,470
	TCF Financial Corp.	2,569,770	31,223
	ARMOUR Residential REIT Inc.	4,801,463	31,065
	Susquehanna Bancshares Inc.	2,945,760	30,872
	RLJ Lodging Trust	1,593,288	30,862
	Capitol Federal Financial Inc.	2,621,317	30,643
	American Realty Capital Trust Inc.	2,640,633	30,499
	Synovus Financial Corp.	12,405,213	30,393
	Sovran Self Storage Inc.	488,973	30,365
*	Portfolio Recovery Associates Inc.	280,330	29,956
*	Texas Capital Bancshares Inc.	667,415	29,914
	Washington Federal Inc.	1,771,465	29,885
	Colonial Properties Trust	1,388,397	29,670
	DiamondRock Hospitality Co.	3,239,616	29,157
	Brandywine Realty Trust	2,380,835	29,022
	Valley National Bancorp	3,113,858	28,959
	Hanover Insurance Group Inc.	744,103	28,827
	Washington REIT	1,101,039	28,792
	DCT Industrial Trust Inc.	4,426,366	28,727
	Endurance Specialty Holdings Ltd.	718,855	28,531
	CubeSmart	1,943,554	28,318
	Apollo Investment Corp.	3,375,039	28,215
	Webster Financial Corp.	1,347,352	27,688
*	Stifel Financial Corp.	847,244	27,086
	Medical Properties Trust Inc.	2,250,717	26,919
	CapitalSource Inc.	3,548,274	26,896
	StanCorp Financial Group Inc.	732,520	26,862
^	Lexington Realty Trust	2,557,167	26,722
*,^	St. Joe Co.	1,149,136	26,522
	Janus Capital Group Inc.	3,109,997	26,497
	Potlatch Corp.	669,766	26,248
	EastGroup Properties Inc.	484,474	26,070
	FirstMerit Corp.	1,824,030	25,883
	Glimcher Realty Trust	2,326,608	25,802
	DuPont Fabros Technology Inc.	1,050,910	25,390
	Platinum Underwriters Holdings Ltd.	551,459	25,367
	Primerica Inc.	842,267	25,276
	Newcastle Investment Corp.	2,863,620	24,856
	FNB Corp.	2,319,499	24,633
	Kemper Corp.	827,850	24,422
*	Sunstone Hotel Investors Inc.	2,270,731	24,320
	Cathay General Bancorp	1,241,772	24,215
	Iberiabank Corp.	489,857	24,062
	Ryman Hospitality Properties	624,675	24,025

8

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
PennyMac Mortgage Investment Trust	940,641	23,789
* Walter Investment Management Corp.	549,379	23,634
UMB Financial Corp.	538,928	23,627
Greenhill & Co. Inc.	453,822	23,594
* Altisource Portfolio Solutions SA	271,053	23,488
Trustmark Corp.	1,021,736	22,948
Pebblebrook Hotel Trust	979,071	22,617
* First Cash Financial Services Inc.	451,406	22,399
Redwood Trust Inc.	1,316,216	22,231
National Health Investors Inc.	392,777	22,204
Wintrust Financial Corp.	603,787	22,159
CommonWealth REIT	1,390,340	22,023
Umpqua Holdings Corp.	1,857,768	21,903
MarketAxess Holdings Inc.	618,794	21,843
* First Industrial Realty Trust Inc.	1,551,036	21,839
* PHH Corp.	940,724	21,401
PS Business Parks Inc.	322,168	20,934
* Credit Acceptance Corp.	203,808	20,723
* Alexander & Baldwin Inc.	704,390	20,688
Equity One Inc.	982,879	20,650
BancorpSouth Inc.	1,411,110	20,518
RLI Corp.	317,072	20,502
Acadia Realty Trust	815,429	20,451
United Bankshares Inc.	835,068	20,309
Old National Bancorp	1,683,172	19,979
National Penn Bancshares Inc.	2,121,561	19,773
Northwest Bancshares Inc.	1,625,302	19,731
Education Realty Trust Inc.	1,838,951	19,566
Westamerica Bancorporation	457,727	19,495
Cash America International Inc.	487,033	19,321
Montpelier Re Holdings Ltd.	835,619	19,102
* MBIA Inc.	2,410,386	18,922
Capstead Mortgage Corp.	1,637,922	18,787
Sun Communities Inc.	468,974	18,707
NorthStar Realty Finance Corp.	2,653,131	18,678
Government Properties Income Trust	771,176	18,485
* Financial Engines Inc.	659,139	18,291
Fifth Street Finance Corp.	1,745,602	18,189
Mercury General Corp.	455,870	18,093
* Enstar Group Ltd.	161,554	18,091
Symetra Financial Corp.	1,383,936	17,963
LTC Properties Inc.	505,571	17,791
Glacier Bancorp Inc.	1,197,321	17,613
Selective Insurance Group Inc.	912,361	17,581
Home Loan Servicing Solutions Ltd.	930,142	17,580
* Strategic Hotels & Resorts Inc.	2,713,613	17,367
MB Financial Inc.	863,723	17,059
Community Bank System Inc.	622,699	17,037
Retail Properties of America Inc.	1,412,669	16,910
PrivateBancorp Inc.	1,100,721	16,863
Colony Financial Inc.	850,331	16,581
Main Street Capital Corp.	538,688	16,435
Bank of the Ozarks Inc.	489,571	16,386
First Financial Bankshares Inc.	418,164	16,313
International Bancshares Corp.	893,001	16,119
First Midwest Bancorp Inc.	1,246,107	15,601
Pennsylvania REIT	883,438	15,584
* World Acceptance Corp.	208,821	15,570
American Assets Trust Inc.	554,541	15,488
CVB Financial Corp.	1,478,761	15,379
Franklin Street Properties Corp.	1,239,365	15,257
* Ezcorp Inc. Class A	760,640	15,106
Hersha Hospitality Trust Class A	2,966,854	14,834
* TFS Financial Corp.	1,539,668	14,812

9

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Solar Capital Ltd.	609,662	14,577
Amtrust Financial Services Inc.	497,629	14,277
BBCN Bancorp Inc.	1,230,553	14,238
First Financial Bancorp	971,445	14,203
Nelnet Inc. Class A	476,214	14,186
First Citizens BancShares Inc. Class A	86,227	14,098
Argo Group International Holdings Ltd.	419,557	14,093
CreXus Investment Corp.	1,145,180	14,028
Astoria Financial Corp.	1,470,908	13,768
Radian Group Inc.	2,218,162	13,553
Provident Financial Services Inc.	899,199	13,416
Chesapeake Lodging Trust	641,939	13,404
Sabra Health Care REIT Inc.	615,395	13,366
BankUnited Inc.	546,781	13,363
Anworth Mortgage Asset Corp.	2,311,408	13,360
Investors Real Estate Trust	1,523,617	13,301
Associated Estates Realty Corp.	822,277	13,255
Investors Bancorp Inc.	743,644	13,222
Park National Corp.	204,489	13,216
* Western Alliance Bancorp	1,243,380	13,093
Horace Mann Educators Corp.	654,310	13,060
Cousins Properties Inc.	1,557,887	13,008
Sterling Financial Corp.	619,358	12,932
American Capital Mortgage Investment Corp.	545,932	12,868
Evercore Partners Inc. Class A	425,758	12,854
* DFC Global Corp.	682,716	12,637
* Virtus Investment Partners Inc.	104,225	12,605
PacWest Bancorp	504,276	12,496
Inland Real Estate Corp.	1,482,636	12,424
Hudson Pacific Properties Inc.	589,486	12,415
Home BancShares Inc.	373,368	12,329
BlackRock Kelso Capital Corp.	1,224,574	12,319
* Citizens Republic Bancorp Inc.	639,560	12,132
American Equity Investment Life Holding Co.	988,858	12,074
PennantPark Investment Corp.	1,088,878	11,972
First Commonwealth Financial Corp.	1,739,375	11,863
Columbia Banking System Inc.	660,275	11,845
* Greenlight Capital Re Ltd. Class A	505,139	11,659
Triangle Capital Corp.	453,123	11,550
* Nationstar Mortgage Holdings Inc.	371,078	11,496
* National Financial Partners Corp.	665,787	11,412
NBT Bancorp Inc.	560,238	11,356
* Encore Capital Group Inc.	370,198	11,335
Infinity Property & Casualty Corp.	194,412	11,323
Ashford Hospitality Trust Inc.	1,075,809	11,307
Alexander's Inc.	33,909	11,217
^ Retail Opportunity Investments Corp.	851,318	10,948
ViewPoint Financial Group Inc.	522,319	10,937
Independent Bank Corp.	377,252	10,921
Chemical Financial Corp.	456,943	10,857
Interactive Brokers Group Inc.	789,256	10,797
Tower Group Inc.	605,834	10,766
Boston Private Financial Holdings Inc.	1,182,470	10,654
SCBT Financial Corp.	264,626	10,633
First Potomac Realty Trust	848,560	10,488
Ramco-Gershenson Properties Trust	779,037	10,369
Kennedy-Wilson Holdings Inc.	741,481	10,366
Oritani Financial Corp.	675,921	10,355
* Pinnacle Financial Partners Inc.	548,896	10,341
WesBanco Inc.	461,254	10,249
STAG Industrial Inc.	570,277	10,248
Universal Health Realty Income Trust	199,788	10,111
Oriental Financial Group Inc.	750,074	10,013
Employers Holdings Inc.	485,564	9,993

10

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Forestar Group Inc.	576,042	9,983
	Cohen & Steers Inc.	326,447	9,947
	Berkshire Hills Bancorp Inc.	416,286	9,933
	Brookline Bancorp Inc.	1,163,346	9,888
	Banner Corp.	319,574	9,821
	Hercules Technology Growth Capital Inc.	878,479	9,777
	Coresite Realty Corp.	350,392	9,692
*	iStar Financial Inc.	1,180,803	9,624
*	Navigators Group Inc.	186,523	9,526
	Duff & Phelps Corp. Class A	608,238	9,501
*	Hilltop Holdings Inc.	700,778	9,489
	Safety Insurance Group Inc.	203,062	9,375
*	FelCor Lodging Trust Inc.	1,958,458	9,146
	Excel Trust Inc.	720,696	9,131
*	Piper Jaffray Cos.	281,071	9,031
	Resource Capital Corp.	1,610,032	9,016
*	WisdomTree Investments Inc.	1,458,219	8,924
	S&T Bancorp Inc.	479,527	8,665
*	eHealth Inc.	312,336	8,583
	City Holding Co.	245,528	8,557
*	MGIC Investment Corp.	3,184,951	8,472
	Saul Centers Inc.	197,055	8,432
	KBW Inc.	548,503	8,392
	Parkway Properties Inc.	591,802	8,279
	Maiden Holdings Ltd.	898,621	8,258
	TrustCo Bank Corp. NY	1,557,987	8,226
	HFF Inc. Class A	551,376	8,216
*	AMERISAFE Inc.	301,350	8,212
	Dynex Capital Inc.	860,428	8,122
	Apollo Residential Mortgage Inc.	400,937	8,095
	Sandy Spring Bancorp Inc.	413,405	8,028
*,^	Zillow Inc. Class A	288,797	8,014
	Getty Realty Corp.	443,454	8,009
	Renasant Corp.	416,337	7,969
	State Bank Financial Corp.	499,926	7,939
	Stewart Information Services Corp.	303,372	7,888
	Campus Crest Communities Inc.	640,316	7,850
	United Fire Group Inc.	358,990	7,840
	Epoch Holding Corp.	273,823	7,640
	Cardinal Financial Corp.	461,434	7,508
	Flushing Financial Corp.	487,567	7,479
*	Tejon Ranch Co.	265,978	7,469
	Western Asset Mortgage Capital Corp.	370,938	7,333
*	PICO Holdings Inc.	359,193	7,281
	EverBank Financial Corp.	483,747	7,213
*	Flagstar Bancorp Inc.	370,582	7,189
	Community Trust Bancorp Inc.	219,312	7,189
*	Citizens Inc.	650,466	7,188
	West Coast Bancorp	319,686	7,081
	Select Income REIT	284,890	7,057
*	ICG Group Inc.	614,594	7,025
	Healthcare Trust of America Inc. Class A	704,924	6,979
	Dime Community Bancshares Inc.	501,191	6,962
	Summit Hotel Properties Inc.	722,673	6,865
	TICC Capital Corp.	677,707	6,858
	Kite Realty Group Trust	1,201,236	6,715
	Apollo Commercial Real Estate Finance Inc.	412,102	6,688
	Lakeland Financial Corp.	257,876	6,664
*	Netspend Holdings Inc.	557,997	6,596
	Urstadt Biddle Properties Inc. Class A	331,489	6,524
	American National Insurance Co.	94,274	6,438
*	Bancorp Inc.	585,311	6,421
	Tompkins Financial Corp.	161,957	6,420
	FBL Financial Group Inc. Class A	187,633	6,419

11

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
CapLease Inc.	1,145,216	6,379
Simmons First National Corp. Class A	251,164	6,370
First Busey Corp.	1,368,225	6,362
National Western Life Insurance Co. Class A	40,030	6,314
TowneBank	406,773	6,301
* Wilshire Bancorp Inc.	1,066,077	6,258
Provident New York Bancorp	660,456	6,149
Rockville Financial Inc.	474,530	6,121
Union First Market Bankshares Corp.	386,871	6,101
Washington Trust Bancorp Inc.	231,144	6,081
* Central Pacific Financial Corp.	382,747	5,967
* Eagle Bancorp Inc.	293,656	5,864
BGC Partners Inc. Class A	1,668,864	5,774
^ Southside Bancshares Inc.	274,107	5,773
* NewStar Financial Inc.	410,552	5,752
* Investment Technology Group Inc.	637,864	5,741
* Walker & Dunlop Inc.	344,165	5,734
* Knight Capital Group Inc. Class A	1,626,670	5,710
MCG Capital Corp.	1,228,742	5,652
* Beneficial Mutual Bancorp Inc.	594,377	5,647
Golub Capital BDC Inc.	352,772	5,637
Monmouth Real Estate Investment Corp. Class A	537,965	5,573
Rouse Properties Inc.	327,524	5,542
Winthrop Realty Trust	494,883	5,468
StellarOne Corp.	384,344	5,435
Cedar Realty Trust Inc.	1,014,661	5,357
1st Source Corp.	242,279	5,352
* Safeguard Scientifics Inc.	346,317	5,108
New Mountain Finance Corp.	340,030	5,066
Capital Southwest Corp.	50,385	5,020
Heartland Financial USA Inc.	191,877	5,018
^ New York Mortgage Trust Inc.	790,850	4,998
Arrow Financial Corp.	199,736	4,983
United Financial Bancorp Inc.	314,918	4,951
SY Bancorp Inc.	219,456	4,920
OneBeacon Insurance Group Ltd. Class A	353,930	4,920
WSFS Financial Corp.	115,815	4,893
First Community Bancshares Inc.	299,858	4,789
* Green Dot Corp. Class A	391,282	4,774
Lakeland Bancorp Inc.	468,197	4,766
Sterling Bancorp	514,588	4,688
First Financial Corp.	154,233	4,664
MVC Capital Inc.	378,315	4,597
* HomeStreet Inc.	179,520	4,587
Meadowbrook Insurance Group Inc.	786,756	4,547
Univest Corp. of Pennsylvania	265,232	4,535
Bryn Mawr Bank Corp.	200,807	4,472
CoBiz Financial Inc.	595,351	4,447
THL Credit Inc.	297,554	4,401
Bancfirst Corp.	100,983	4,278
* United Community Banks Inc.	451,395	4,252
* INTL. FCStone Inc.	237,866	4,141
Camden National Corp.	120,498	4,093
Northfield Bancorp Inc.	268,017	4,087
Hudson Valley Holding Corp.	260,278	4,053
State Auto Financial Corp.	268,055	4,005
Great Southern Bancorp Inc.	157,187	4,000
First Connecticut Bancorp Inc.	289,680	3,983
First Interstate Bancsystem Inc.	251,673	3,883
* Taylor Capital Group Inc.	213,236	3,849
Westwood Holdings Group Inc.	93,658	3,831
GFI Group Inc.	1,172,090	3,798
Whitestone REIT	268,180	3,768
Trico Bancshares	224,300	3,757

12

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	National Interstate Corp.	128,643	3,707
	TCP Capital Corp.	248,365	3,661
	GAMCO Investors Inc.	68,832	3,653
	Republic Bancorp Inc. Class A	169,516	3,582
	Calamos Asset Management Inc. Class A	336,279	3,554
	Territorial Bancorp Inc.	151,794	3,468
*	Southwest Bancorp Inc.	305,200	3,418
	OceanFirst Financial Corp.	239,875	3,298
	First Bancorp	252,339	3,235
*	Global Indemnity plc	144,177	3,191
	Baldwin & Lyons Inc.	131,402	3,135
	Oppenheimer Holdings Inc. Class A	178,334	3,080
	Homeowners Choice Inc.	139,978	2,910
	Kansas City Life Insurance Co.	73,072	2,788
*	Cowen Group Inc. Class A	1,133,021	2,776
*	GSV Capital Corp.	318,697	2,687
	Westfield Financial Inc.	363,611	2,629
*	Ladenburg Thalmann Financial Services Inc.	1,820,694	2,549
*	Sun Bancorp Inc.	710,320	2,515
*	Phoenix Cos. Inc.	96,056	2,375
	Donegal Group Inc. Class A	149,109	2,093
*,^	FNB United Corp.	179,143	2,078
	EMC Insurance Group Inc.	85,143	2,033
	Crawford & Co. Class B	203,876	1,627
	AG Mortgage Investment Trust Inc.	66,400	1,559
*	Regional Management Corp.	92,869	1,537
*	Doral Financial Corp.	2,122,204	1,537
	Crawford & Co. Class A	245,093	1,382
	Urstadt Biddle Properties Inc.	57,942	1,032
	Artio Global Investors Inc. Class A	541,158	1,028
	Pzena Investment Management Inc. Class A	165,530	894
*,^	Hampton Roads Bankshares Inc.	562,528	669
	Validus Holdings Ltd.	773	27
			6,473,202
Health Care (11.2%)
*	MEDNAX Inc.	826,093	65,691
	PerkinElmer Inc.	1,895,435	60,161
*	Sirona Dental Systems Inc.	916,012	59,046
	Tenet Healthcare Corp.	1,731,350	56,217
*	Ariad Pharmaceuticals Inc.	2,761,582	52,967
	Teleflex Inc.	678,903	48,413
	Community Health Systems Inc.	1,511,758	46,471
*	Cubist Pharmaceuticals Inc.	1,060,990	44,625
*	athenahealth Inc.	598,312	43,946
*	United Therapeutics Corp.	774,111	41,353
*	Brookdale Senior Living Inc. Class A	1,626,588	41,185
	Techne Corp.	581,884	39,766
*	Health Management Associates Inc. Class A	4,255,823	39,664
*	Salix Pharmaceuticals Ltd.	976,903	39,545
*	Seattle Genetics Inc.	1,670,941	38,766
*	Alkermes plc	2,067,422	38,289
*	HMS Holdings Corp.	1,435,927	37,219
*	Cepheid Inc.	1,098,095	37,127
*	Myriad Genetics Inc.	1,358,679	37,024
*	Thoratec Corp.	978,310	36,706
*	Centene Corp.	855,988	35,096
*	WellCare Health Plans Inc.	715,437	34,835
*	Haemonetics Corp.	851,319	34,768
*	HealthSouth Corp.	1,588,147	33,526
*	Health Net Inc.	1,352,748	32,872
*,^	Arena Pharmaceuticals Inc.	3,606,303	32,529
*	Incyte Corp. Ltd.	1,957,776	32,519
	STERIS Corp.	916,233	31,821

13

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	West Pharmaceutical Services Inc.	565,000	30,934
*	LifePoint Hospitals Inc.	813,098	30,694
*	Jazz Pharmaceuticals plc	574,287	30,552
*	Charles River Laboratories International Inc.	809,060	30,315
	Owens & Minor Inc.	1,054,325	30,059
*	Align Technology Inc.	1,082,606	30,042
*	PAREXEL International Corp.	1,001,366	29,630
	Hill-Rom Holdings Inc.	1,032,161	29,417
*	VCA Antech Inc.	1,386,869	29,194
*	Theravance Inc.	1,289,520	28,718
*	Team Health Holdings Inc.	952,283	27,397
^	Questcor Pharmaceuticals Inc.	992,624	26,523
*	ViroPharma Inc.	1,140,656	25,961
*	PSS World Medical Inc.	834,818	24,110
*	Cyberonics Inc.	458,053	24,062
*	Alere Inc.	1,273,184	23,554
*	Bruker Corp.	1,518,408	23,186
*,^	Vivus Inc.	1,666,297	22,362
*	Magellan Health Services Inc.	454,277	22,260
*	MWI Veterinary Supply Inc.	201,019	22,112
	Chemed Corp.	317,304	21,764
*	Impax Laboratories Inc.	1,061,169	21,743
	Air Methods Corp.	577,737	21,313
*	Medicines Co.	888,115	21,288
*	Volcano Corp.	889,397	20,999
	Masimo Corp.	901,537	18,941
*	Immunogen Inc.	1,396,412	17,804
*	Infinity Pharmaceuticals Inc.	487,372	17,058
*	Insulet Corp.	796,828	16,909
*	Neogen Corp.	372,886	16,899
*	Isis Pharmaceuticals Inc.	1,586,835	16,598
*	Acorda Therapeutics Inc.	665,726	16,550
^	PDL BioPharma Inc.	2,323,237	16,379
*	ArthroCare Corp.	460,461	15,927
*	HeartWare International Inc.	189,718	15,927
*	Medidata Solutions Inc.	405,115	15,876
*	Amsurg Corp. Class A	524,310	15,735
*	DexCom Inc.	1,146,098	15,598
*	Auxilium Pharmaceuticals Inc.	817,206	15,143
	Analogic Corp.	203,266	15,103
*	Akorn Inc.	1,105,249	14,766
*	Hanger Inc.	539,506	14,761
*	Alnylam Pharmaceuticals Inc.	781,103	14,255
*	Nektar Therapeutics	1,908,696	14,143
*	Ironwood Pharmaceuticals Inc. Class A	1,257,571	13,946
*	Sunrise Senior Living Inc.	967,760	13,916
	Meridian Bioscience Inc.	685,386	13,879
*	Molina Healthcare Inc.	502,406	13,595
*,^	Exelixis Inc.	2,968,590	13,566
*,^	Dendreon Corp.	2,565,235	13,544
	Abaxis Inc.	364,210	13,512
	CONMED Corp.	472,036	13,193
*	Integra LifeSciences Holdings Corp.	336,828	13,126
*	NPS Pharmaceuticals Inc.	1,433,605	13,046
*	MedAssets Inc.	777,290	13,035
*	ICU Medical Inc.	213,330	12,998
*	Wright Medical Group Inc.	592,699	12,441
*	Orthofix International NV	315,295	12,401
*	Endologix Inc.	866,576	12,340
*	Acadia Healthcare Co. Inc.	526,930	12,293
	Quality Systems Inc.	690,206	11,982
*,^	Bio-Reference Labs Inc.	414,672	11,897
*,^	Opko Health Inc.	2,471,952	11,890
	Cantel Medical Corp.	381,974	11,356

14

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
^	Spectrum Pharmaceuticals Inc.	1,001,532	11,207
*	NuVasive Inc.	723,010	11,178
*	Emeritus Corp.	450,542	11,137
*	Exact Sciences Corp.	1,042,906	11,044
*	IPC The Hospitalist Co. Inc.	276,896	10,996
*	Affymax Inc.	570,979	10,849
*	Halozyme Therapeutics Inc.	1,595,292	10,704
*	InterMune Inc.	1,094,477	10,606
*	Luminex Corp.	628,455	10,533
*	Conceptus Inc.	498,898	10,482
*	NxStage Medical Inc.	879,382	9,893
*	Santarus Inc.	887,643	9,746
	Landauer Inc.	156,708	9,592
*	Kindred Healthcare Inc.	881,907	9,542
*	Synageva BioPharma Corp.	200,648	9,288
*	Merit Medical Systems Inc.	665,438	9,250
*	Quidel Corp.	494,169	9,226
*	Rigel Pharmaceuticals Inc.	1,419,262	9,225
*	Greatbatch Inc.	393,247	9,139
*,^	Sequenom Inc.	1,907,815	9,005
	Computer Programs & Systems Inc.	174,313	8,775
*	Capital Senior Living Corp.	466,799	8,724
*	Momenta Pharmaceuticals Inc.	728,976	8,587
*	Lexicon Pharmaceuticals Inc.	3,826,847	8,496
*	Neurocrine Biosciences Inc.	1,101,685	8,241
*	Omnicell Inc.	553,000	8,223
*,^	Merrimack Pharmaceuticals Inc.	1,324,613	8,067
*	Dynavax Technologies Corp.	2,800,152	8,008
*,^	ABIOMED Inc.	590,435	7,947
*	HealthStream Inc.	325,653	7,917
*	BioScrip Inc.	734,788	7,914
	Invacare Corp.	484,814	7,902
*	Idenix Pharmaceuticals Inc.	1,624,800	7,880
	Ensign Group Inc.	284,592	7,738
*,^	Accretive Health Inc.	658,994	7,618
*	Genomic Health Inc.	277,413	7,562
*	Aegerion Pharmaceuticals Inc.	296,144	7,519
*	AMN Healthcare Services Inc.	643,400	7,431
*,^	MAKO Surgical Corp.	572,285	7,365
*	Accuray Inc.	1,124,872	7,233
*	MAP Pharmaceuticals Inc.	459,096	7,212
*	ExamWorks Group Inc.	509,360	7,126
	National Healthcare Corp.	150,929	7,097
*	PharMerica Corp.	490,281	6,982
*,^	Antares Pharma Inc.	1,826,443	6,959
*,^	Optimer Pharmaceuticals Inc.	749,748	6,785
*	Emergent Biosolutions Inc.	420,961	6,752
*	OraSure Technologies Inc.	914,985	6,570
	Select Medical Holdings Corp.	696,539	6,568
*	Symmetry Medical Inc.	608,678	6,403
*	Achillion Pharmaceuticals Inc.	786,318	6,306
*	Vanguard Health Systems Inc.	512,239	6,275
*	Ligand Pharmaceuticals Inc. Class B	298,376	6,188
	Hi-Tech Pharmacal Co. Inc.	173,177	6,058
*,^	MannKind Corp.	2,588,198	5,979
*	Healthways Inc.	557,130	5,961
*	Triple-S Management Corp. Class B	321,691	5,942
*	Orexigen Therapeutics Inc.	1,115,891	5,881
*	Vocera Communications Inc.	233,218	5,854
*	Depomed Inc.	931,676	5,767
*	Amedisys Inc.	509,529	5,742
*	Dyax Corp.	1,647,357	5,733
*	Natus Medical Inc.	496,452	5,550
*,^	Protalix BioTherapeutics Inc.	1,069,379	5,550

15

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	XenoPort Inc.	713,747	5,546
*	LHC Group Inc.	258,269	5,501
	Universal American Corp.	637,468	5,476
*	SurModics Inc.	243,749	5,450
	US Physical Therapy Inc.	196,242	5,405
*,^	AVANIR Pharmaceuticals Inc.	2,038,495	5,361
	Atrion Corp.	26,746	5,242
*	Corvel Corp.	112,403	5,039
*,^	Sangamo Biosciences Inc.	833,772	5,011
*	Fluidigm Corp.	343,645	4,918
*	AngioDynamics Inc.	435,043	4,781
*,^	Cadence Pharmaceuticals Inc.	997,781	4,779
*,^	Raptor Pharmaceutical Corp.	816,215	4,775
*,^	ZIOPHARM Oncology Inc.	1,126,096	4,685
*	Gentiva Health Services Inc.	457,984	4,603
*	Curis Inc.	1,317,222	4,518
*	GenMark Diagnostics Inc.	490,348	4,413
*,^	Navidea Biopharmaceuticals Inc.	1,549,331	4,385
*	AVEO Pharmaceuticals Inc.	542,469	4,367
*	Obagi Medical Products Inc.	313,277	4,257
*,^	Synergy Pharmaceuticals Inc.	770,002	4,050
*	Endocyte Inc.	445,700	4,002
*,^	PROLOR Biotech Inc.	785,742	3,889
	Young Innovations Inc.	98,642	3,887
*	Tornier NV	230,908	3,877
*,^	Novavax Inc.	1,987,651	3,757
*	RTI Biologics Inc.	877,797	3,748
*,^	Greenway Medical Technologies	242,194	3,720
*	Staar Surgical Co.	602,742	3,677
*	AMAG Pharmaceuticals Inc.	248,111	3,650
*	Immunomedics Inc.	1,188,865	3,472
*	Affymetrix Inc.	1,049,834	3,328
*	Sciclone Pharmaceuticals Inc.	753,325	3,247
	Assisted Living Concepts Inc. Class A	331,540	3,233
*,^	PhotoMedex Inc.	217,751	3,160
*,^	Clovis Oncology Inc.	194,241	3,108
*	Geron Corp.	2,168,371	3,057
*	Threshold Pharmaceuticals Inc.	682,918	2,875
*,^	Unilife Corp.	1,260,771	2,862
	Almost Family Inc.	140,059	2,838
*	Palomar Medical Technologies Inc.	307,048	2,828
*,^	NewLink Genetics Corp.	224,399	2,805
*	Arqule Inc.	977,420	2,727
*	Epocrates Inc.	308,007	2,717
*	Sagent Pharmaceuticals Inc.	162,259	2,611
	Enzon Pharmaceuticals Inc.	580,372	2,571
*	BioMimetic Therapeutics Inc.	349,523	2,531
*	Merge Healthcare Inc.	989,989	2,445
*,^	Osiris Therapeutics Inc.	271,475	2,438
*	Exactech Inc.	142,501	2,415
*	Skilled Healthcare Group Inc.	352,904	2,248
*	Pozen Inc.	446,621	2,238
*	Progenics Pharmaceuticals Inc.	691,354	2,060
*	Targacept Inc.	441,820	1,935
*	Trius Therapeutics Inc.	384,275	1,837
*	Sunesis Pharmaceuticals Inc.	428,018	1,798
*,^	Ampio Pharmaceuticals Inc.	488,742	1,755
*	SIGA Technologies Inc.	639,780	1,676
	Pain Therapeutics Inc.	591,834	1,604
*	Corcept Therapeutics Inc.	1,070,316	1,531
*	TESARO Inc.	89,546	1,518
*,^	Biotime Inc.	462,120	1,451
*,^	Supernus Pharmaceuticals Inc.	176,342	1,264
*,^	Savient Pharmaceuticals Inc.	1,202,827	1,263

16

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*,^	Complete Genomics Inc.	369,321	1,163
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	297,875	283
			3,115,354
Industrials (16.8%)
	Lincoln Electric Holdings Inc.	1,319,286	64,223
	Carlisle Cos. Inc.	1,039,528	61,083
*	United Rentals Inc.	1,309,379	59,603
	Corrections Corp. of America	1,662,500	58,969
*	Genesee & Wyoming Inc. Class A	735,417	55,951
	Valmont Industries Inc.	397,460	54,273
	Triumph Group Inc.	829,704	54,180
	Kennametal Inc.	1,331,176	53,247
	Graco Inc.	1,005,502	51,773
*	Kirby Corp.	835,630	51,717
*	Terex Corp.	1,836,340	51,620
*	Clean Harbors Inc.	930,966	51,212
*	Shaw Group Inc.	1,096,770	51,120
*	Alaska Air Group Inc.	1,171,541	50,482
	Regal-Beloit Corp.	702,294	49,491
*	WESCO International Inc.	726,674	49,000
	Acuity Brands Inc.	703,864	47,673
	Trinity Industries Inc.	1,312,933	47,029
*	Hexcel Corp.	1,655,648	44,636
	Ryder System Inc.	849,692	42,425
	Toro Co.	975,171	41,913
	AO Smith Corp.	656,797	41,424
	Landstar System Inc.	775,815	40,699
*	Oshkosh Corp.	1,369,383	40,602
*	AECOM Technology Corp.	1,689,474	40,209
*	Middleby Corp.	311,214	39,901
	CLARCOR Inc.	832,131	39,759
	Woodward Inc.	1,028,705	39,225
	EMCOR Group Inc.	1,104,880	38,240
	Lennox International Inc.	719,968	37,813
*	Teledyne Technologies Inc.	580,696	37,786
*	Colfax Corp.	935,177	37,734
	Robbins & Myers Inc.	629,635	37,432
*	Old Dominion Freight Line Inc.	1,074,759	36,843
	Covanta Holding Corp.	1,986,375	36,589
*	US Airways Group Inc.	2,695,954	36,395
*,^	Polypore International Inc.	772,935	35,941
	Huntington Ingalls Industries Inc.	821,978	35,625
	Crane Co.	761,695	35,251
*	Avis Budget Group Inc.	1,768,612	35,054
*	USG Corp.	1,247,355	35,013
	Exelis Inc.	3,101,366	34,952
	ITT Corp.	1,457,309	34,188
	Alliant Techsystems Inc.	542,299	33,601
	Belden Inc.	743,571	33,453
	Watsco Inc.	444,707	33,309
*	Chart Industries Inc.	497,458	33,166
	Geo Group Inc.	1,174,511	33,121
	Manitowoc Co. Inc.	2,086,642	32,719
*	Esterline Technologies Corp.	512,316	32,588
	Actuant Corp. Class A	1,148,918	32,066
	GATX Corp.	739,750	32,031
	Harsco Corp.	1,337,859	31,440
*	EnerSys Inc.	797,254	30,001
	Macquarie Infrastructure Co. LLC	658,290	29,992
*	Tetra Tech Inc.	1,058,823	28,006
	Brady Corp. Class A	814,241	27,196
	Deluxe Corp.	839,379	27,062
*	Advisory Board Co.	575,644	26,934

17

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* Moog Inc. Class A	651,089	26,714
* Air Lease Corp.	1,237,905	26,615
Corporate Executive Board Co.	556,742	26,423
Applied Industrial Technologies Inc.	627,082	26,344
* Beacon Roofing Supply Inc.	781,052	25,993
Con-way Inc.	928,670	25,836
* General Cable Corp.	826,336	25,129
Healthcare Services Group Inc.	1,060,718	24,640
Rollins Inc.	1,091,326	24,053
Mueller Industries Inc.	476,455	23,837
* MasTec Inc.	944,737	23,552
UTi Worldwide Inc.	1,719,627	23,043
* FTI Consulting Inc.	698,153	23,039
Curtiss-Wright Corp.	701,643	23,035
* JetBlue Airways Corp.	4,012,041	22,909
HNI Corp.	752,584	22,623
Brink's Co.	792,712	22,616
Armstrong World Industries Inc.	439,682	22,305
Mine Safety Appliances Co.	521,652	22,280
* Acacia Research Corp.	825,366	21,171
* MRC Global Inc.	757,690	21,049
Simpson Manufacturing Co. Inc.	641,761	21,043
Herman Miller Inc.	970,132	20,780
* Hub Group Inc. Class A	616,206	20,705
Granite Construction Inc.	610,536	20,526
Franklin Electric Co. Inc.	330,056	20,520
* Navistar International Corp.	921,135	20,053
United Stationers Inc.	639,452	19,817
* Atlas Air Worldwide Holdings Inc.	439,005	19,452
Watts Water Technologies Inc. Class A	437,999	18,830
Allegiant Travel Co. Class A	255,625	18,765
* RBC Bearings Inc.	373,022	18,677
HEICO Corp.	416,293	18,633
KAR Auction Services Inc.	906,394	18,345
UniFirst Corp.	249,882	18,321
TAL International Group Inc.	501,673	18,251
* Spirit Airlines Inc.	1,023,257	18,132
ABM Industries Inc.	897,802	17,911
* GrafTech International Ltd.	1,890,880	17,755
Matson Inc.	704,030	17,404
Barnes Group Inc.	761,766	17,109
Forward Air Corp.	483,622	16,932
Steelcase Inc. Class A	1,328,872	16,930
Lindsay Corp.	211,124	16,915
Briggs & Stratton Corp.	794,349	16,745
Interface Inc. Class A	1,040,474	16,731
ESCO Technologies Inc.	443,899	16,606
Amerco Inc.	130,252	16,517
* Trimas Corp.	587,048	16,414
^ Titan International Inc.	751,032	16,312
* II-VI Inc.	887,551	16,216
AZZ Inc.	419,272	16,113
Werner Enterprises Inc.	726,105	15,735
Generac Holdings Inc.	454,270	15,586
* DigitalGlobe Inc.	623,016	15,227
Seaboard Corp.	5,999	15,177
Raven Industries Inc.	572,532	15,092
* On Assignment Inc.	737,357	14,954
Mueller Water Products Inc. Class A	2,603,400	14,605
Kaman Corp.	394,912	14,533
Aircastle Ltd.	1,158,340	14,526
Knight Transportation Inc.	992,767	14,524
* Aegion Corp. Class A	652,385	14,476
* EnPro Industries Inc.	343,919	14,066

18

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* ACCO Brands Corp.	1,878,775	13,790
* Orbital Sciences Corp.	980,604	13,503
* Mobile Mini Inc.	645,445	13,445
* Swift Transportation Co.	1,446,118	13,189
* Huron Consulting Group Inc.	381,709	12,860
* Korn/Ferry International	806,017	12,783
Cubic Corp.	266,403	12,779
Kaydon Corp.	533,167	12,759
Quanex Building Products Corp.	611,830	12,487
AAR Corp.	666,482	12,450
* Blount International Inc.	775,527	12,269
Knoll Inc.	795,612	12,221
* Exponent Inc.	218,889	12,221
Tennant Co.	277,994	12,218
* Team Inc.	315,595	12,005
Insperity Inc.	363,952	11,850
Universal Forest Products Inc.	311,098	11,834
McGrath RentCorp	390,226	11,324
Apogee Enterprises Inc.	471,832	11,310
Heartland Express Inc.	853,896	11,160
* Dycom Industries Inc.	559,402	11,076
Sauer-Danfoss Inc.	201,738	10,767
Standex International Corp.	209,223	10,731
G&K Services Inc. Class A	313,584	10,709
Astec Industries Inc.	321,138	10,704
SkyWest Inc.	849,752	10,588
* TrueBlue Inc.	666,032	10,490
HEICO Corp. Class A	326,484	10,441
* GeoEye Inc.	337,094	10,359
CIRCOR International Inc.	259,851	10,287
* Wabash National Corp.	1,136,882	10,198
* Rexnord Corp.	476,056	10,140
Albany International Corp.	442,639	10,039
* Sykes Enterprises Inc.	654,650	9,964
Griffon Corp.	865,477	9,918
Altra Holdings Inc.	447,833	9,875
* Proto Labs Inc.	243,875	9,614
* Navigant Consulting Inc.	857,035	9,565
Cascade Corp.	148,643	9,558
* Thermon Group Holdings Inc.	409,323	9,222
Viad Corp.	335,929	9,124
American Science & Engineering Inc.	139,807	9,117
Sun Hydraulics Corp.	345,520	9,011
* Trex Co. Inc.	236,982	8,823
John Bean Technologies Corp.	479,358	8,518
* InnerWorkings Inc.	616,339	8,493
Great Lakes Dredge & Dock Corp.	936,721	8,365
Resources Connection Inc.	696,475	8,316
Encore Wire Corp.	274,164	8,310
^ Quad/Graphics Inc.	406,627	8,291
* Tutor Perini Corp.	591,834	8,108
* DXP Enterprises Inc.	164,551	8,075
* Layne Christensen Co.	328,772	7,979
* Federal Signal Corp.	1,035,597	7,881
* Taser International Inc.	877,084	7,841
* Gibraltar Industries Inc.	487,541	7,762
* ICF International Inc.	327,862	7,685
* MYR Group Inc.	340,721	7,581
Comfort Systems USA Inc.	619,032	7,527
H&E Equipment Services Inc.	497,211	7,493
Kelly Services Inc. Class A	474,720	7,472
* GenCorp Inc.	800,019	7,320
* Titan Machinery Inc.	295,623	7,302
Gorman-Rupp Co.	243,728	7,270

19

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Meritor Inc.	1,522,904	7,203
	US Ecology Inc.	304,331	7,164
	Primoris Services Corp.	469,327	7,059
	Kforce Inc.	488,707	7,003
	LB Foster Co. Class A	160,060	6,953
*	Greenbrier Cos. Inc.	427,499	6,913
*	Rush Enterprises Inc. Class A	334,413	6,912
*	Mistras Group Inc.	279,482	6,900
	Celadon Group Inc.	378,635	6,842
	Ennis Inc.	433,328	6,704
*	Powell Industries Inc.	157,728	6,550
*	Aerovironment Inc.	295,772	6,430
	AAON Inc.	305,567	6,377
*	CAI International Inc.	287,666	6,314
*	Saia Inc.	266,635	6,165
*	Standard Parking Corp.	260,447	5,727
^	National Presto Industries Inc.	80,184	5,541
*	Hawaiian Holdings Inc.	811,011	5,328
	Douglas Dynamics Inc.	368,146	5,298
*	Consolidated Graphics Inc.	150,121	5,242
*	Engility Holdings Inc.	271,181	5,223
*	Roadrunner Transportation Systems Inc.	284,457	5,160
	Kimball International Inc. Class B	438,949	5,096
*	Columbus McKinnon Corp.	307,275	5,076
	American Railcar Industries Inc.	159,852	5,072
	Marten Transport Ltd.	275,447	5,065
*	Kadant Inc.	189,088	5,013
	Global Power Equipment Group Inc.	286,473	4,913
*,^	XPO Logistics Inc.	279,224	4,853
	Multi-Color Corp.	201,416	4,832
*	Wesco Aircraft Holdings Inc.	362,485	4,788
	Hyster-Yale Materials Handling Inc.	97,707	4,768
*	American Woodmark Corp.	169,001	4,702
*	KEYW Holding Corp.	356,902	4,529
*	WageWorks Inc.	253,704	4,516
*	EnerNOC Inc.	382,577	4,495
	FreightCar America Inc.	199,529	4,473
*,^	Capstone Turbine Corp.	4,986,682	4,438
*	Republic Airways Holdings Inc.	767,250	4,358
*	EnergySolutions Inc.	1,357,287	4,235
*	CBIZ Inc.	702,326	4,151
	Heidrick & Struggles International Inc.	269,109	4,107
*	Echo Global Logistics Inc.	227,714	4,092
	Alamo Group Inc.	118,304	3,861
	Arkansas Best Corp.	401,948	3,839
	CDI Corp.	223,637	3,831
*	Northwest Pipe Co.	154,984	3,698
*	Air Transport Services Group Inc.	901,966	3,617
*,^	Zipcar Inc.	435,256	3,586
	Michael Baker Corp.	143,252	3,571
	SeaCube Container Leasing Ltd.	184,298	3,474
	Houston Wire & Cable Co.	279,824	3,433
	Schawk Inc. Class A	257,403	3,387
*	CRA International Inc.	169,666	3,354
*	Commercial Vehicle Group Inc.	407,866	3,349
*	Astronics Corp.	145,977	3,340
	Pike Electric Corp.	347,216	3,316
*	Furmanite Corp.	616,210	3,309
*	Orion Marine Group Inc.	448,109	3,276
*,^	Swisher Hygiene Inc.	1,868,120	3,269
	Dynamic Materials Corp.	223,155	3,102
*	TMS International Corp. Class A	239,471	2,998
*	Patriot Transportation Holding Inc.	100,711	2,863
*	Ameresco Inc. Class A	286,364	2,809

20

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Ducommun Inc.	166,263	2,688
*	RPX Corp.	292,474	2,644
	Ampco-Pittsburgh Corp.	128,065	2,559
*	Sterling Construction Co. Inc.	257,262	2,557
*,^	Cenveo Inc.	945,541	2,553
*	PMFG Inc.	274,460	2,495
	Twin Disc Inc.	141,590	2,468
	Preformed Line Products Co.	39,629	2,355
*	Pacer International Inc.	579,605	2,260
*	Rush Enterprises Inc. Class B	129,885	2,248
*	Quality Distribution Inc.	367,272	2,204
*	Pendrell Corp.	1,714,233	2,177
*	Accuride Corp.	665,371	2,136
*,^	Genco Shipping & Trading Ltd.	542,910	1,895
*	Dolan Co.	486,134	1,891
*	Vicor Corp.	347,340	1,883
*	American Superconductor Corp.	695,564	1,822
*	Edgen Group Inc.	253,542	1,790
*	American Reprographics Co.	649,933	1,664
*	Hill International Inc.	446,796	1,635
*	Metalico Inc.	707,139	1,386
*	Astronics Corp. Class B	21,447	491
*	Tecumseh Products Co. Class A	41,830	193
			4,660,369
Information Technology (16.4%)
*	NCR Corp.	2,641,185	67,297
*	Cadence Design Systems Inc.	4,567,675	61,709
	Jack Henry & Associates Inc.	1,360,015	53,394
*	Teradyne Inc.	3,113,659	52,590
*	Concur Technologies Inc.	777,177	52,475
*	JDS Uniphase Corp.	3,853,989	52,183
*	SolarWinds Inc.	986,154	51,724
*	FleetCor Technologies Inc.	935,146	50,171
*	CommVault Systems Inc.	710,087	49,500
	Broadridge Financial Solutions Inc.	2,075,684	47,492
*	NeuStar Inc. Class A	1,103,327	46,263
	AOL Inc.	1,559,794	46,186
*	WEX Inc.	609,917	45,969
*	Parametric Technology Corp.	1,978,518	44,536
*	Cymer Inc.	490,296	44,337
*,^	3D Systems Corp.	827,772	44,162
	MercadoLibre Inc.	550,403	43,245
*	Aspen Technology Inc.	1,550,518	42,856
*	Ingram Micro Inc.	2,491,563	42,157
	National Instruments Corp.	1,625,576	41,956
*	Ultimate Software Group Inc.	422,975	39,933
*	CoStar Group Inc.	445,685	39,831
*	Compuware Corp.	3,584,771	38,966
*	Aruba Networks Inc.	1,865,889	38,717
*	Brocade Communications Systems Inc.	7,246,786	38,625
*	CoreLogic Inc.	1,399,015	37,662
	IPG Photonics Corp.	552,202	36,804
	MAXIMUS Inc.	565,282	35,737
	Lender Processing Services Inc.	1,406,059	34,617
	DST Systems Inc.	561,551	34,030
*	Zebra Technologies Corp.	859,657	33,767
	FEI Co.	601,678	33,369
*	Semtech Corp.	1,090,576	31,572
*,^	First Solar Inc.	1,012,632	31,270
*	Microsemi Corp.	1,479,708	31,133
*	Cirrus Logic Inc.	1,074,370	31,125
*	Polycom Inc.	2,941,327	30,766
	Convergys Corp.	1,866,606	30,631
	Diebold Inc.	997,001	30,518

21

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Fairchild Semiconductor International Inc. Class A	2,102,452	30,275
	Anixter International Inc.	468,840	29,996
*	Hittite Microwave Corp.	472,015	29,312
*	Itron Inc.	657,403	29,287
	InterDigital Inc.	709,178	29,147
*	Tech Data Corp.	628,089	28,597
*	ACI Worldwide Inc.	652,374	28,502
*	Arris Group Inc.	1,883,853	28,145
*	Rovi Corp.	1,814,617	28,000
*	QLIK Technologies Inc.	1,280,886	27,821
*	Silicon Laboratories Inc.	660,153	27,601
	Lexmark International Inc. Class A	1,167,454	27,073
*	ViaSat Inc.	686,559	26,707
*	Mentor Graphics Corp.	1,548,581	26,357
*	Ciena Corp.	1,666,830	26,169
	Plantronics Inc.	702,011	25,883
*	Cavium Inc.	826,836	25,806
*	TiVo Inc.	2,070,407	25,507
	Cypress Semiconductor Corp.	2,343,018	25,398
*	Finisar Corp.	1,539,037	25,086
*	NETGEAR Inc.	631,798	24,905
	Cognex Corp.	676,280	24,901
*,^	Advanced Micro Devices Inc.	9,984,504	23,963
	Fair Isaac Corp.	561,875	23,616
*	Sourcefire Inc.	497,127	23,474
*	Vishay Intertechnology Inc.	2,177,590	23,148
*	ValueClick Inc.	1,184,374	22,989
	MKS Instruments Inc.	878,113	22,638
	Littelfuse Inc.	362,514	22,371
*	Progress Software Corp.	1,052,210	22,086
	j2 Global Inc.	719,603	22,005
*	Tyler Technologies Inc.	452,791	21,933
*	Acxiom Corp.	1,245,663	21,749
*	Acme Packet Inc.	970,925	21,477
*	EchoStar Corp. Class A	623,639	21,341
*	Splunk Inc.	723,264	20,989
*	Entegris Inc.	2,281,978	20,949
*	RF Micro Devices Inc.	4,595,516	20,588
*	International Rectifier Corp.	1,151,033	20,408
*	Dealertrack Technologies Inc.	708,151	20,338
*	OSI Systems Inc.	313,522	20,078
*	Manhattan Associates Inc.	332,488	20,062
	Coherent Inc.	393,194	19,903
*,^	VirnetX Holding Corp.	678,677	19,872
*,^	Fusion-io Inc.	865,183	19,839
*	CACI International Inc. Class A	357,759	19,687
	ADTRAN Inc.	997,958	19,500
*	Sapient Corp.	1,826,667	19,290
*	Veeco Instruments Inc.	650,149	19,192
	Heartland Payment Systems Inc.	645,757	19,050
*	Guidewire Software Inc.	631,069	18,755
*	PMC - Sierra Inc.	3,460,815	18,031
*	Euronet Worldwide Inc.	759,517	17,925
*,^	Universal Display Corp.	694,119	17,783
	Intersil Corp. Class A	2,118,273	17,560
*	Integrated Device Technology Inc.	2,381,852	17,388
*	Zynga Inc. Class A	7,323,388	17,356
	Blackbaud Inc.	750,215	17,127
*	SS&C Technologies Holdings Inc.	720,918	16,668
	NIC Inc.	1,017,479	16,626
*	Cardtronics Inc.	697,319	16,554
*	Synaptics Inc.	548,048	16,425
*	Ultratech Inc.	438,912	16,371
*	Bottomline Technologies Inc.	611,538	16,139

22

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Power Integrations Inc.	478,749	16,091
*,^	VistaPrint NV	482,309	15,849
*	Liquidity Services Inc.	386,050	15,774
*	Benchmark Electronics Inc.	931,907	15,488
*	Netscout Systems Inc.	588,713	15,301
*	QLogic Corp.	1,565,152	15,229
*	Sanmina Corp.	1,354,957	14,999
*	Plexus Corp.	581,081	14,992
*	SYNNEX Corp.	433,719	14,911
	Syntel Inc.	277,865	14,891
*	Take-Two Interactive Software Inc.	1,347,265	14,833
*	Electronics for Imaging Inc.	772,384	14,668
*	OpenTable Inc.	300,255	14,652
*	ScanSource Inc.	458,465	14,565
	Tessera Technologies Inc.	862,567	14,163
*	Comverse Technology Inc.	3,641,592	13,984
*	Spansion Inc. Class A	997,632	13,877
	Cabot Microelectronics Corp.	387,404	13,757
	MTS Systems Corp.	267,661	13,632
*	Rogers Corp.	272,967	13,556
*	MicroStrategy Inc. Class A	144,657	13,508
*	BroadSoft Inc.	367,318	13,345
*	Kulicke & Soffa Industries Inc.	1,107,904	13,284
	Tellabs Inc.	5,796,515	13,216
*	RealPage Inc.	612,019	13,201
*	TriQuint Semiconductor Inc.	2,719,083	13,160
*	Insight Enterprises Inc.	738,471	12,827
*	OmniVision Technologies Inc.	888,564	12,511
*	MEMC Electronic Materials Inc.	3,842,738	12,335
*	Cornerstone OnDemand Inc.	417,455	12,327
*	Ixia	724,469	12,302
*	Unisys Corp.	693,896	12,004
*	WebMD Health Corp.	833,133	11,947
	Monolithic Power Systems Inc.	528,566	11,776
*	Advent Software Inc.	547,089	11,697
*	Verint Systems Inc.	397,268	11,664
	EarthLink Inc.	1,759,564	11,367
*	ATMI Inc.	530,534	11,078
*	Monster Worldwide Inc.	1,968,597	11,064
*	ExactTarget Inc.	549,857	10,997
*	LivePerson Inc.	830,663	10,915
*	Emulex Corp.	1,483,301	10,828
*	Infinera Corp.	1,841,945	10,702
	Badger Meter Inc.	225,423	10,687
*	Diodes Inc.	611,521	10,610
*	ExlService Holdings Inc.	398,440	10,559
*	Comverse Inc.	363,136	10,360
	Mantech International Corp. Class A	395,623	10,262
*	Rofin-Sinar Technologies Inc.	473,225	10,260
*	Synchronoss Technologies Inc.	483,904	10,206
*	CSG Systems International Inc.	558,967	10,162
*	FARO Technologies Inc.	282,248	10,071
	Blucora Inc.	639,310	10,044
^	Ebix Inc.	617,556	9,924
*	Harmonic Inc.	1,942,386	9,848
	Monotype Imaging Holdings Inc.	609,952	9,747
*	Web.com Group Inc.	652,718	9,660
*	Ellie Mae Inc.	334,412	9,280
	AVX Corp.	843,887	9,097
*	Websense Inc.	602,537	9,062
*	Applied Micro Circuits Corp.	1,072,217	9,007
	Brooks Automation Inc.	1,103,128	8,880
	Loral Space & Communications Inc.	159,194	8,702
*	Cray Inc.	543,199	8,664

23

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Interactive Intelligence Group Inc.	255,808	8,580
*	Newport Corp.	634,472	8,534
*	Digital River Inc.	592,401	8,525
	Park Electrochemical Corp.	328,566	8,454
*	TNS Inc.	407,379	8,445
	United Online Inc.	1,502,668	8,400
*	Measurement Specialties Inc.	243,285	8,359
*	Accelrys Inc.	921,221	8,337
*	Infoblox Inc.	461,111	8,286
*	iGATE Corp.	524,550	8,272
*	Bankrate Inc.	663,816	8,265
*	Advanced Energy Industries Inc.	595,030	8,217
*	Global Cash Access Holdings Inc.	1,039,057	8,146
*	TTM Technologies Inc.	882,780	8,122
*	Rambus Inc.	1,651,040	8,057
	Micrel Inc.	837,714	7,958
*	Intermec Inc.	800,423	7,892
*	LogMeIn Inc.	348,451	7,809
*	Lattice Semiconductor Corp.	1,945,246	7,762
*,^	RealD Inc.	681,897	7,644
	Comtech Telecommunications Corp.	297,650	7,554
	Booz Allen Hamilton Holding Corp.	539,850	7,515
*	Entropic Communications Inc.	1,393,491	7,372
*	TeleTech Holdings Inc.	407,466	7,253
*	Volterra Semiconductor Corp.	422,340	7,252
*	comScore Inc.	525,815	7,246
*	Rudolph Technologies Inc.	536,589	7,217
*	Constant Contact Inc.	506,592	7,199
*	Dice Holdings Inc.	773,929	7,105
*	Power-One Inc.	1,723,200	7,082
	Forrester Research Inc.	259,967	6,967
	Daktronics Inc.	628,648	6,959
*	Checkpoint Systems Inc.	639,055	6,863
	EPIQ Systems Inc.	536,993	6,863
	Black Box Corp.	280,098	6,818
	Cass Information Systems Inc.	160,972	6,793
*	Silicon Image Inc.	1,366,841	6,780
	Pegasystems Inc.	283,573	6,431
*	MIPS Technologies Inc. Class A	799,862	6,255
*	PROS Holdings Inc.	341,663	6,249
	Methode Electronics Inc.	616,235	6,181
*	Perficient Inc.	521,152	6,139
*,^	Amkor Technology Inc.	1,424,430	6,054
*	InvenSense Inc.	543,652	6,040
*	Photronics Inc.	1,004,092	5,984
*	Procera Networks Inc.	321,462	5,963
*	GT Advanced Technologies Inc.	1,971,434	5,954
*	Sonus Networks Inc.	3,489,391	5,932
*	Ceva Inc.	375,409	5,913
*	Bazaarvoice Inc.	631,403	5,904
*	Stamps.com Inc.	231,992	5,846
*	Magnachip Semiconductor Corp.	363,133	5,781
*	Exar Corp.	645,970	5,749
*	Vocus Inc.	327,007	5,683
*	Millennial Media Inc.	448,276	5,617
*	Internap Network Services Corp.	797,452	5,534
*	Tangoe Inc.	465,393	5,524
*	Silicon Graphics International Corp.	531,525	5,438
	CTS Corp.	508,517	5,406
*	LTX-Credence Corp.	814,932	5,346
*	Nanometrics Inc.	367,806	5,304
*	Demandware Inc.	193,637	5,290
*	Super Micro Computer Inc.	517,894	5,283
*	DTS Inc.	314,318	5,249

24

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Virtusa Corp.	317,924	5,224
*,^	Angie's List Inc.	432,760	5,189
*	SciQuest Inc.	315,932	5,011
*	Quantum Corp.	3,985,873	4,942
*	Fabrinet	373,179	4,904
*	Extreme Networks	1,337,056	4,867
	Electro Scientific Industries Inc.	487,170	4,847
*,^	Higher One Holdings Inc.	456,260	4,809
*	Mercury Systems Inc.	516,544	4,752
*	Seachange International Inc.	491,299	4,751
*,^	Demand Media Inc.	498,402	4,630
	Electro Rent Corp.	299,739	4,610
*	Jive Software Inc.	312,355	4,539
*	NVE Corp.	80,478	4,466
*	Oplink Communications Inc.	285,782	4,453
*	Actuate Corp.	775,631	4,344
*	VASCO Data Security International Inc.	517,681	4,224
*	Move Inc.	555,434	4,216
	Cohu Inc.	384,699	4,170
*	Envestnet Inc.	295,855	4,127
*	Digi International Inc.	428,108	4,054
*	Calix Inc.	525,888	4,044
*	ServiceSource International Inc.	688,727	4,029
*	Symmetricom Inc.	691,665	3,991
*	IntraLinks Holdings Inc.	640,555	3,952
*	Globecomm Systems Inc.	344,623	3,894
*	SunPower Corp. Class A	690,082	3,878
*	Saba Software Inc.	442,916	3,871
*	GSI Group Inc.	445,369	3,857
*	CIBER Inc.	1,147,733	3,833
*	MoneyGram International Inc.	286,604	3,809
	IXYS Corp.	416,231	3,804
*	Maxwell Technologies Inc.	458,147	3,798
*	Anaren Inc.	195,080	3,794
*	XO Group Inc.	405,831	3,774
*	FormFactor Inc.	825,839	3,766
*	Kemet Corp.	741,842	3,731
	Keynote Systems Inc.	263,511	3,713
*	Avid Technology Inc.	481,345	3,649
*	Brightcove Inc.	383,901	3,470
*	Kopin Corp.	1,040,601	3,465
*	Aviat Networks Inc.	1,012,239	3,330
*	QuinStreet Inc.	494,398	3,322
*	Net 1 UEPS Technologies Inc.	639,597	3,268
*	Multi-Fineline Electronix Inc.	156,988	3,173
*	Active Network Inc.	640,296	3,144
*	Imperva Inc.	97,291	3,068
*	STEC Inc.	615,730	3,036
*	ShoreTel Inc.	715,387	3,033
*	Pericom Semiconductor Corp.	369,459	2,967
*	Inphi Corp.	306,554	2,937
*	Proofpoint Inc.	236,660	2,913
	Supertex Inc.	165,621	2,907
*	RealNetworks Inc.	375,079	2,836
*	M/A-COM Technology Solutions Holdings Inc.	187,340	2,804
*	Sigma Designs Inc.	543,562	2,799
*	Rosetta Stone Inc.	208,324	2,571
*,^	Yelp Inc.	135,855	2,561
*	EPAM Systems Inc.	141,361	2,559
*,^	Travelzoo Inc.	131,751	2,502
	Bel Fuse Inc. Class B	125,060	2,445
*	Alpha & Omega Semiconductor Ltd.	288,877	2,427
*	Imation Corp.	512,076	2,391
*	Limelight Networks Inc.	1,074,093	2,385

25

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Telenav Inc.	273,247	2,181
*	Agilysys Inc.	255,601	2,139
*	TeleCommunication Systems Inc. Class A	824,662	2,037
*	Oclaro Inc.	1,257,482	1,974
*	Aeroflex Holding Corp.	279,955	1,960
*	MaxLinear Inc.	383,013	1,923
*	ModusLink Global Solutions Inc.	653,879	1,896
*	Rubicon Technology Inc.	297,774	1,819
*	Intevac Inc.	387,560	1,771
*	Responsys Inc.	280,400	1,671
	Marchex Inc. Class B	395,222	1,624
*	Intermolecular Inc.	178,429	1,588
*	TechTarget Inc.	260,808	1,448
*	Echelon Corp.	566,727	1,388
*,^	Carbonite Inc.	127,435	1,179
*	Mitel Networks Corp.	354,500	1,113
*	STR Holdings Inc.	344,180	867
*	Viasystems Group Inc.	61,905	755
	Bel Fuse Inc. Class A	19,466	335
*	Riverbed Technology Inc.	155	3
*	KIT Digital Inc.	241	—
			4,560,603
Materials (5.5%)
	RPM International Inc.	2,193,182	64,392
	Packaging Corp. of America	1,630,813	62,737
	Cytec Industries Inc.	727,152	50,050
	NewMarket Corp.	178,029	46,679
	Eagle Materials Inc.	763,326	44,655
*	Louisiana-Pacific Corp.	2,285,702	44,160
*	Allied Nevada Gold Corp.	1,413,445	42,587
	Cabot Corp.	1,050,827	41,812
	Compass Minerals International Inc.	549,683	41,067
	Carpenter Technology Corp.	742,149	38,317
*	Coeur d'Alene Mines Corp.	1,492,549	36,717
	Silgan Holdings Inc.	866,196	36,025
*	Chemtura Corp.	1,630,556	34,666
	Sensient Technologies Corp.	828,636	29,466
	HB Fuller Co.	828,757	28,857
	Olin Corp.	1,328,253	28,677
	PolyOne Corp.	1,397,574	28,539
	Hecla Mining Co.	4,739,469	27,631
	Commercial Metals Co.	1,736,551	25,805
*	Stillwater Mining Co.	1,925,792	24,612
	Georgia Gulf Corp.	573,134	23,659
	Minerals Technologies Inc.	586,081	23,396
	Tronox Ltd. Class A	1,280,714	23,373
	Worthington Industries Inc.	864,193	22,460
*	Resolute Forest Products	1,649,385	21,838
	Schweitzer-Mauduit International Inc.	518,180	20,225
	Intrepid Potash Inc.	937,104	19,951
	Buckeye Technologies Inc.	663,281	19,043
	Greif Inc. Class A	417,942	18,599
*	SunCoke Energy Inc.	1,163,477	18,139
	Kaiser Aluminum Corp.	288,627	17,805
	Balchem Corp.	486,384	17,704
	Innophos Holdings Inc.	362,333	16,849
	Stepan Co.	292,821	16,263
*	Clearwater Paper Corp.	386,098	15,120
*	Graphic Packaging Holding Co.	2,287,647	14,778
	KapStone Paper and Packaging Corp.	659,358	14,631
	Globe Specialty Metals Inc.	1,059,187	14,564
	A Schulman Inc.	490,807	14,199
*	McEwen Mining Inc.	3,729,682	14,284
*	Calgon Carbon Corp.	946,135	13,416

26

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Deltic Timber Corp.	189,241	13,364
*	RTI International Metals Inc.	478,713	13,193
	Koppers Holdings Inc.	345,063	13,164
*,^	Texas Industries Inc.	256,209	13,069
	AMCOL International Corp.	423,822	13,003
*	Kraton Performance Polymers Inc.	535,618	12,871
	Boise Inc.	1,585,784	12,607
*,^	Molycorp Inc.	1,314,535	12,409
	PH Glatfelter Co.	708,903	12,392
	Schnitzer Steel Industries Inc.	401,029	12,163
	Innospec Inc.	347,873	11,998
*	OM Group Inc.	538,880	11,963
	Quaker Chemical Corp.	216,829	11,679
	American Vanguard Corp.	371,234	11,534
*	LSB Industries Inc.	315,168	11,163
	Haynes International Inc.	203,739	10,568
^	AK Steel Holding Corp.	2,200,217	10,121
*	Headwaters Inc.	1,181,450	10,113
*	Flotek Industries Inc.	785,822	9,587
	Materion Corp.	322,833	8,323
^	Gold Resource Corp.	528,570	8,145
*	Century Aluminum Co.	881,233	7,720
	Tredegar Corp.	373,096	7,619
^	Kronos Worldwide Inc.	384,132	7,491
	Neenah Paper Inc.	261,971	7,458
*	Horsehead Holding Corp.	727,703	7,430
	Myers Industries Inc.	448,339	6,792
	Wausau Paper Corp.	737,611	6,388
	Hawkins Inc.	157,211	6,075
*	Ferro Corp.	1,374,721	5,746
*	Mercer International Inc.	789,106	5,650
*	OMNOVA Solutions Inc.	736,240	5,161
	Metals USA Holdings Corp.	278,035	4,863
*,^	Paramount Gold and Silver Corp.	2,085,074	4,837
	Zep Inc.	314,124	4,536
*	AM Castle & Co.	287,869	4,252
*	General Moly Inc.	979,621	3,928
*	Zoltek Cos. Inc.	482,435	3,739
^	US Silica Holdings Inc.	218,300	3,652
	Noranda Aluminum Holding Corp.	559,098	3,416
	Olympic Steel Inc.	153,199	3,392
*,^	Golden Minerals Co.	562,756	2,583
*	Arabian American Development Co.	298,359	2,479
*	Midway Gold Corp.	1,584,298	2,202
*	United States Lime & Minerals Inc.	31,995	1,508
^	Titanium Metals Corp.	3,031	50
			1,520,143
Telecommunication Services (0.9%)
*	tw telecom inc Class A	2,511,218	63,961
	Telephone & Data Systems Inc.	1,516,484	33,575
*	Clearwire Corp. Class A	8,388,429	24,242
*,^	NII Holdings Inc.	2,855,926	20,363
*	Cincinnati Bell Inc.	3,113,317	17,061
	Cogent Communications Group Inc.	743,589	16,835
	Consolidated Communications Holdings Inc.	630,405	10,036
*	Premiere Global Services Inc.	773,533	7,565
*	Vonage Holdings Corp.	2,826,149	6,698
*	Iridium Communications Inc.	861,599	5,807
	Shenandoah Telecommunications Co.	377,119	5,774
	Atlantic Tele-Network Inc.	155,100	5,694
*	Leap Wireless International Inc.	854,979	5,686
*	General Communication Inc. Class A	483,234	4,634
*	Cbeyond Inc.	509,244	4,604
	USA Mobility Inc.	369,180	4,312

27

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

					Market
					Value
				Shares	($000)
*	inContact Inc.			817,289	4,233
	NTELOS Holdings Corp.			266,159	3,489
	Lumos Networks Corp.			265,652	2,662
	IDT Corp. Class B			244,950	2,337
*	Boingo Wireless Inc.			231,452	1,747
	Alaska Communications Systems Group Inc.			754,306	1,463
*,^	Elephant Talk Communications Corp.			944,825	945
					253,723
Utilities (3.4%)
	Westar Energy Inc.			2,098,944	60,072
	Questar Corp.			2,919,539	57,690
	Atmos Energy Corp.			1,498,461	52,626
	Great Plains Energy Inc.			2,549,626	51,783
	Hawaiian Electric Industries Inc.			1,612,127	40,529
	Cleco Corp.			1,007,977	40,329
	Vectren Corp.			1,362,344	40,053
	Piedmont Natural Gas Co. Inc.			1,195,873	37,443
	IDACORP Inc.			832,654	36,095
	Portland General Electric Co.			1,253,934	34,308
	WGL Holdings Inc.			856,181	33,554
	Southwest Gas Corp.			765,907	32,482
	UIL Holdings Corp.			841,092	30,119
	UNS Energy Corp.			685,148	29,064
	New Jersey Resources Corp.			690,477	27,357
	PNM Resources Inc.			1,322,435	27,123
	South Jersey Industries Inc.			512,421	25,790
	Black Hills Corp.			696,980	25,328
	Avista Corp.			975,685	23,524
	ALLETE Inc.			572,098	23,445
	NorthWestern Corp.			617,786	21,456
	El Paso Electric Co.			633,111	20,203
	Northwest Natural Gas Co.			445,534	19,693
	MGE Energy Inc.			383,779	19,553
	CH Energy Group Inc.			235,730	15,374
	American States Water Co.			314,261	15,078
	Empire District Electric Co.			702,879	14,325
	Laclede Group Inc.			355,149	13,712
	Otter Tail Corp.			540,702	13,517
	California Water Service Group			661,794	12,144
	Chesapeake Utilities Corp.			159,029	7,220
	SJW Corp.			216,963	5,771
	Unitil Corp.			217,411	5,635
	Connecticut Water Service Inc.			175,494	5,226
	Middlesex Water Co.			261,736	5,120
	Ormat Technologies Inc.			264,607	5,102
	Genie Energy Ltd. Class B			265,006	1,881
					929,724
Total Common Stocks (Cost $25,180,208)					27,537,729

		Coupon
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.8%)
2,3	Vanguard Market Liquidity Fund	0.162%		500,527,357	500,527

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae Discount Notes	0.097%	3/27/13	6,000	5,998
4,5	Fannie Mae Discount Notes	0.140%	4/1/13	1,000	1,000

28

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2012

5,6	Federal Home Loan Bank Discount Notes	0.130%	3/1/13	1,800	1,800
5,6	Federal Home Loan Bank Discount Notes	0.090%	3/8/13	2,000	1,999
4,5	Freddie Mac Discount Notes	0.130%	2/28/13	2,000	2,000
					12,797
Total Temporary Cash Investments (Cost $513,324)					513,324
Total Investments (101.0%) (Cost $25,693,532)					28,051,053
Other Assets and Liabilities—Net (-1.0%)[3,5]					(287,030)
Net Assets (100%)					27,764,023

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $327,337,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $344,655,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $10,398,000 and cash of $6,000,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (18.1%)
	GNC Holdings Inc. Class A	1,159,786	38,598
*	Penn National Gaming Inc.	760,407	37,344
	Chico's FAS Inc.	1,938,853	35,791
*	Warnaco Group Inc.	477,386	34,167
*	Carter's Inc.	585,605	32,589
*	Madison Square Garden Co. Class A	688,113	30,518
	Brunswick Corp.	1,044,330	30,380
*	AMC Networks Inc. Class A	611,380	30,263
*	Ascena Retail Group Inc.	1,528,531	28,263
*	Liberty Ventures Class A	408,318	27,668
	Dillard's Inc. Class A	327,301	27,418
	Domino's Pizza Inc.	629,100	27,397
	Sotheby's	791,418	26,607
*	Hanesbrands Inc.	740,920	26,540
	DSW Inc. Class A	388,333	25,510
	HSN Inc.	454,962	25,059
*	Tenneco Inc.	702,259	24,656
*,^	Tesla Motors Inc.	723,781	24,514
	Aaron's Inc.	840,917	23,781
*	Life Time Fitness Inc.	482,605	23,749
	Pool Corp.	545,291	23,077
	Vail Resorts Inc.	420,992	22,771
	Pier 1 Imports Inc.	1,125,633	22,513
*	Cabela's Inc.	530,119	22,132
*	Bally Technologies Inc.	483,893	21,635
*	Big Lots Inc.	743,776	21,168
*	Steven Madden Ltd.	481,346	20,347
	Thor Industries Inc.	524,932	19,648
	Cheesecake Factory Inc.	596,209	19,508
	Ryland Group Inc.	522,800	19,082
*,^	Coinstar Inc.	365,973	19,034
*	ANN Inc.	553,129	18,718
*	Vitamin Shoppe Inc.	312,637	17,933
	Morningstar Inc.	282,860	17,772
*,^	Deckers Outdoor Corp.	432,905	17,433
*	Groupon Inc.	3,425,011	16,714
*	Fifth & Pacific Cos. Inc.	1,321,725	16,455
*	Select Comfort Corp.	624,685	16,348
*	Hibbett Sports Inc.	306,845	16,171
	Penske Automotive Group Inc.	527,435	15,871
*	Buffalo Wild Wings Inc.	217,177	15,815
*	Genesco Inc.	286,214	15,742
*	Live Nation Entertainment Inc.	1,669,132	15,540
*	Crocs Inc.	1,054,503	15,174
^	Buckle Inc.	336,038	15,001
	Arbitron Inc.	305,299	14,251
	Six Flags Entertainment Corp.	232,561	14,233
*	Lumber Liquidators Holdings Inc.	268,666	14,194
*	Jack in the Box Inc.	494,875	14,153
*	Jos A Bank Clothiers Inc.	326,316	13,895
*	Lions Gate Entertainment Corp.	843,586	13,835
*	Orient-Express Hotels Ltd. Class A	1,141,917	13,349
*	Express Inc.	861,474	13,000
	Texas Roadhouse Inc. Class A	739,811	12,429
*	Aeropostale Inc.	949,291	12,350
*	DineEquity Inc.	181,983	12,193
*	Papa John's International Inc.	218,995	12,032
	Monro Muffler Brake Inc.	343,936	12,027
	Dorman Products Inc.	340,108	12,019
*	Shutterfly Inc.	399,381	11,930
*	Pinnacle Entertainment Inc.	727,094	11,510

30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Standard Pacific Corp.	1,489,394	10,947
*	Office Depot Inc.	3,330,206	10,923
*,^	Francesca's Holdings Corp.	407,694	10,584
*	Asbury Automotive Group Inc.	329,606	10,557
*	Grand Canyon Education Inc.	446,923	10,489
	Matthews International Corp. Class A	326,338	10,475
^	Sturm Ruger & Co. Inc.	223,691	10,156
*	Conn's Inc.	318,560	9,773
*	BJ's Restaurants Inc.	294,076	9,675
*	Meritage Homes Corp.	255,255	9,534
*	SHFL Entertainment Inc.	652,072	9,455
*	Marriott Vacations Worldwide Corp.	220,545	9,190
*	Tumi Holdings Inc.	435,697	9,084
	Interval Leisure Group Inc.	462,618	8,970
	Stage Stores Inc.	360,870	8,942
	La-Z-Boy Inc.	610,138	8,633
*	HomeAway Inc.	385,129	8,473
	Columbia Sportswear Co.	157,825	8,422
*	Skechers U.S.A. Inc. Class A	453,105	8,382
	KB Home	527,221	8,330
*	Children's Place Retail Stores Inc.	182,981	8,104
	Ethan Allen Interiors Inc.	303,374	7,800
*	American Public Education Inc.	210,780	7,611
*	AFC Enterprises Inc.	281,330	7,351
	True Religion Apparel Inc.	286,306	7,278
*	G-III Apparel Group Ltd.	198,359	6,790
*	New York Times Co. Class A	775,445	6,615
*	M/I Homes Inc.	246,598	6,535
*	K12 Inc.	319,425	6,529
*,^	Smith & Wesson Holding Corp.	765,334	6,459
*	Sonic Corp.	610,636	6,357
*,^	Pandora Media Inc.	680,520	6,247
*	American Axle & Manufacturing Holdings Inc.	540,292	6,051
*,^	Vera Bradley Inc.	236,968	5,948
*	Winnebago Industries Inc.	342,471	5,867
*	Krispy Kreme Doughnuts Inc.	622,585	5,840
*	iRobot Corp.	306,821	5,750
*	Ascent Capital Group Inc. Class A	91,801	5,686
*	Blue Nile Inc.	145,375	5,597
*	LeapFrog Enterprises Inc.	646,860	5,582
*	Scientific Games Corp. Class A	641,882	5,565
*	Denny's Corp.	1,109,458	5,414
*	Maidenform Brands Inc.	275,999	5,379
*,^	Hovnanian Enterprises Inc. Class A	768,103	5,377
*	Zumiez Inc.	274,938	5,337
*,^	Barnes & Noble Inc.	351,017	5,297
*	rue21 inc	181,127	5,142
*	Arctic Cat Inc.	153,995	5,142
	Ameristar Casinos Inc.	192,807	5,059
	Lithia Motors Inc. Class A	127,960	4,788
*	Gentherm Inc.	346,788	4,612
*	Saks Inc.	438,288	4,606
*	Libbey Inc.	228,006	4,412
	Valassis Communications Inc.	163,218	4,208
*	Capella Education Co.	145,137	4,097
	Choice Hotels International Inc.	118,234	3,975
*	America's Car-Mart Inc.	96,091	3,894
*	Mattress Firm Holding Corp.	157,484	3,863
	Oxford Industries Inc.	82,079	3,805
*	Cavco Industries Inc.	72,976	3,647
	Haverty Furniture Cos. Inc.	223,288	3,642
*,^	ITT Educational Services Inc.	203,735	3,527
	CEC Entertainment Inc.	104,290	3,461
	Shoe Carnival Inc.	166,447	3,411

31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Movado Group Inc.	107,967	3,312
*	Beazer Homes USA Inc.	186,393	3,148
	Pep Boys-Manny Moe & Jack	306,802	3,016
	Hot Topic Inc.	306,463	2,957
*	Bravo Brio Restaurant Group Inc.	216,476	2,907
*	Quiksilver Inc.	680,351	2,891
*	Boyd Gaming Corp.	429,537	2,852
*	Red Robin Gourmet Burgers Inc.	80,678	2,847
*	Wet Seal Inc. Class A	999,570	2,759
*,^	Overstock.com Inc.	191,040	2,734
	Strayer Education Inc.	48,482	2,723
	Drew Industries Inc.	82,452	2,659
*	Modine Manufacturing Co.	320,676	2,607
*	Fuel Systems Solutions Inc.	174,858	2,570
*	Citi Trends Inc.	176,381	2,427
*	Biglari Holdings Inc.	5,558	2,168
*	Caesars Entertainment Corp.	284,442	1,968
*	Cumulus Media Inc. Class A	718,967	1,920
*	Kirkland's Inc.	179,681	1,903
*	Vitacost.com Inc.	271,408	1,840
*	Body Central Corp.	179,968	1,792
*,^	Teavana Holdings Inc.	112,135	1,738
	Clear Channel Outdoor Holdings Inc. Class A	232,354	1,631
*	Gordmans Stores Inc.	101,607	1,526
*	Unifi Inc.	114,044	1,484
*	Career Education Corp.	407,418	1,434
	Destination Maternity Corp.	66,311	1,430
*,^	Skullcandy Inc.	175,590	1,368
*	ReachLocal Inc.	99,504	1,285
	NACCO Industries Inc. Class A	20,871	1,267
^	Blyth Inc.	78,389	1,219
*	New York & Co. Inc.	288,615	1,100
*	Sealy Corp.	480,652	1,043
*	Ignite Restaurant Group Inc.	71,548	930
*	Zagg Inc.	113,991	839
*	Orbitz Worldwide Inc.	303,678	826
	Fisher Communications Inc.	23,347	630
*	Coldwater Creek Inc.	114,541	551
*	Martha Stewart Living Omnimedia Class A	215,846	529
			1,753,295
Consumer Staples (3.4%)
*	Dean Foods Co.	2,158,910	35,644
*	United Natural Foods Inc.	571,025	30,601
*	Hain Celestial Group Inc.	446,251	24,196
	Casey's General Stores Inc.	447,218	23,747
	Nu Skin Enterprises Inc. Class A	629,190	23,312
*	Darling International Inc.	1,373,398	22,029
*	TreeHouse Foods Inc.	422,215	22,010
*	Fresh Market Inc.	449,434	21,613
	PriceSmart Inc.	229,457	17,680
*	Elizabeth Arden Inc.	309,497	13,930
*	Boston Beer Co. Inc. Class A	103,071	13,858
	J&J Snack Foods Corp.	176,769	11,303
*	Rite Aid Corp.	7,875,097	10,710
*	Smart Balance Inc.	690,932	8,913
*	Susser Holdings Corp.	196,116	6,764
*	Prestige Brands Holdings Inc.	294,982	5,908
*	Medifast Inc.	154,726	4,083
*	Annie's Inc.	119,425	3,992
	Inter Parfums Inc.	197,162	3,837
	Sanderson Farms Inc.	79,634	3,787
*,^	Star Scientific Inc.	1,368,973	3,669
	Calavo Growers Inc.	137,943	3,478
*,^	USANA Health Sciences Inc.	84,248	2,774

32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Coca-Cola Bottling Co. Consolidated	37,866	2,518
*	Chefs' Warehouse Inc.	134,550	2,127
*	Revlon Inc. Class A	143,235	2,077
	National Beverage Corp.	134,808	1,967
	Nature's Sunshine Products Inc.	109,054	1,579
*	Chiquita Brands International Inc.	168,815	1,393
			329,499
Energy (6.3%)
*	Cheniere Energy Inc.	2,128,513	39,974
*	Atwood Oceanics Inc.	687,070	31,461
*	Dril-Quip Inc.	401,271	29,313
*	Rosetta Resources Inc.	617,673	28,018
*	Oasis Petroleum Inc.	872,098	27,733
*	Kodiak Oil & Gas Corp.	3,080,270	27,260
*	Gulfport Energy Corp.	701,840	26,824
	Energy XXI Bermuda Ltd.	787,102	25,337
	Lufkin Industries Inc.	392,491	22,816
*	McMoRan Exploration Co.	1,230,027	19,742
	CARBO Ceramics Inc.	242,853	19,025
	Berry Petroleum Co. Class A	551,025	18,487
*	Gran Tierra Energy Inc.	3,292,433	18,141
	World Fuel Services Corp.	421,096	17,337
*	SemGroup Corp. Class A	439,208	17,164
*	Hornbeck Offshore Services Inc.	392,698	13,485
*	Geospace Technologies Corp.	141,547	12,579
*	Northern Oil and Gas Inc.	705,962	11,874
*	PDC Energy Inc.	353,438	11,738
*	Halcon Resources Corp.	1,641,206	11,357
*	Forum Energy Technologies Inc.	450,518	11,150
*	Approach Resources Inc.	404,989	10,129
*,^	Clean Energy Fuels Corp.	812,088	10,111
*	Bill Barrett Corp.	562,609	10,009
*	Carrizo Oil & Gas Inc.	443,377	9,275
*	Magnum Hunter Resources Corp.	1,871,251	7,466
*	C&J Energy Services Inc.	320,650	6,875
*	Rex Energy Corp.	524,188	6,825
*,^	Heckmann Corp.	1,682,626	6,781
	Rentech Inc.	2,570,889	6,761
*	CVR Energy Inc.	131,998	6,440
	Contango Oil & Gas Co.	151,941	6,436
	Targa Resources Corp.	121,749	6,433
	RPC Inc.	500,455	6,126
	Enbridge Energy Management LLC	201,407	5,819
*	Cloud Peak Energy Inc.	250,273	4,838
*	Matrix Service Co.	299,782	3,448
*,^	BPZ Resources Inc.	1,092,515	3,441
*	PetroQuest Energy Inc.	672,820	3,330
*	ION Geophysical Corp.	508,396	3,310
*	Quicksilver Resources Inc.	1,116,005	3,192
*	Triangle Petroleum Corp.	515,625	3,089
*	Goodrich Petroleum Corp.	320,362	2,986
*	Clayton Williams Energy Inc.	70,805	2,832
*,^	Solazyme Inc.	355,928	2,798
*	Sanchez Energy Corp.	136,468	2,456
*	Vantage Drilling Co.	1,327,030	2,428
*	FX Energy Inc.	585,222	2,405
*	Uranium Energy Corp.	937,540	2,400
*	Green Plains Renewable Energy Inc.	293,460	2,321
*	Matador Resources Co.	258,463	2,119
*	Abraxas Petroleum Corp.	967,256	2,118
*	Vaalco Energy Inc.	223,894	1,937
*	RigNet Inc.	81,987	1,675
*	Resolute Energy Corp.	201,719	1,640
*	TransAtlantic Petroleum Ltd.	1,673,961	1,389

33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*,^	KiOR Inc.	210,653	1,350
	Apco Oil and Gas International Inc.	106,638	1,313
	Alon USA Energy Inc.	68,648	1,242
*,^	Amyris Inc.	376,655	1,175
*,^	James River Coal Co.	269,242	862
*,^	Hyperdynamics Corp.	1,253,708	750
*,^	ZaZa Energy Corp.	292,891	600
*	Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	74,995	—
			609,745
Financials (7.6%)
*	Signature Bank	539,220	38,468
	Tanger Factory Outlet Centers	1,096,578	37,503
	Waddell & Reed Financial Inc. Class A	1,002,322	34,901
	First Horizon National Corp.	2,906,581	28,804
*	Forest City Enterprises Inc. Class A	1,409,318	22,760
	Extra Space Storage Inc.	607,485	22,106
*	Portfolio Recovery Associates Inc.	197,076	21,059
*	Texas Capital Bancshares Inc.	468,450	20,996
	Equity Lifestyle Properties Inc.	298,025	20,054
*	St. Joe Co.	808,993	18,672
	DuPont Fabros Technology Inc.	739,821	17,874
*	Sunstone Hotel Investors Inc.	1,598,602	17,121
	Greenhill & Co. Inc.	319,428	16,607
*	Altisource Portfolio Solutions SA	190,545	16,512
	Apartment Investment & Management Co. Class A	595,255	16,108
*	First Cash Financial Services Inc.	317,578	15,758
	MarketAxess Holdings Inc.	435,462	15,372
	PS Business Parks Inc.	226,648	14,728
*	Credit Acceptance Corp.	143,390	14,580
*	Financial Engines Inc.	463,736	12,869
	Post Properties Inc.	221,472	11,062
	Ryman Hospitality Properties	285,740	10,990
	American Assets Trust Inc.	390,006	10,893
*	TFS Financial Corp.	1,082,118	10,410
*	SVB Financial Group	181,515	10,159
	BBCN Bancorp Inc.	865,335	10,012
*	First Industrial Realty Trust Inc.	708,759	9,979
	CubeSmart	683,426	9,957
	Investors Bancorp Inc.	522,526	9,290
*	Virtus Investment Partners Inc.	73,260	8,860
	Home BancShares Inc.	262,344	8,663
*	Nationstar Mortgage Holdings Inc.	260,551	8,072
	Pebblebrook Hotel Trust	344,512	7,958
	Alexander's Inc.	23,823	7,881
	Employers Holdings Inc.	342,035	7,039
	Education Realty Trust Inc.	647,239	6,887
	Coresite Realty Corp.	246,914	6,830
*	Hilltop Holdings Inc.	493,677	6,684
*	WisdomTree Investments Inc.	1,023,238	6,262
*	Strategic Hotels & Resorts Inc.	955,070	6,112
*	eHealth Inc.	219,209	6,024
	KBW Inc.	384,711	5,886
	HFF Inc. Class A	388,632	5,791
	Hudson Pacific Properties Inc.	269,232	5,670
*,^	Zillow Inc. Class A	203,139	5,637
*	World Acceptance Corp.	73,611	5,488
	Epoch Holding Corp.	192,993	5,384
	Cardinal Financial Corp.	325,006	5,288
*	Tejon Ranch Co.	188,022	5,280
	EverBank Financial Corp.	341,288	5,089
*	Citizens Inc.	458,173	5,063
	Amtrust Financial Services Inc.	175,531	5,036
*	ICG Group Inc.	433,644	4,957
	Radian Group Inc.	779,145	4,761

34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Netspend Holdings Inc.	393,687	4,653
*	FelCor Lodging Trust Inc.	894,125	4,176
*	Greenlight Capital Re Ltd. Class A	178,372	4,117
*	NewStar Financial Inc.	287,628	4,030
*	Encore Capital Group Inc.	130,850	4,007
*	Beneficial Mutual Bancorp Inc.	416,581	3,957
*	Ezcorp Inc. Class A	186,855	3,711
	Campus Crest Communities Inc.	292,104	3,581
*	Safeguard Scientifics Inc.	242,447	3,576
	Cousins Properties Inc.	382,553	3,194
	Evercore Partners Inc. Class A	104,651	3,159
*	DFC Global Corp.	168,735	3,123
*	MGIC Investment Corp.	1,117,897	2,974
*	Taylor Capital Group Inc.	150,192	2,711
	Kennedy-Wilson Holdings Inc.	181,775	2,541
*	iStar Financial Inc.	289,522	2,360
	Duff & Phelps Corp. Class A	149,420	2,334
	Stewart Information Services Corp.	74,570	1,939
	First Connecticut Bancorp Inc.	132,713	1,825
*	Ladenburg Thalmann Financial Services Inc.	1,282,957	1,796
	Healthcare Trust of America Inc. Class A	173,305	1,716
*	FNB United Corp.	125,823	1,459
	GAMCO Investors Inc.	25,796	1,369
	Oppenheimer Holdings Inc. Class A	43,686	754
	Pzena Investment Management Inc. Class A	115,858	626
*	Sun Bancorp Inc.	174,008	616
*	Doral Financial Corp.	519,817	376
*	Hampton Roads Bankshares Inc.	137,815	164
			743,050
Health Care (17.9%)
*	MEDNAX Inc.	580,689	46,176
*	Sirona Dental Systems Inc.	643,371	41,472
	Tenet Healthcare Corp.	1,216,826	39,510
*	Ariad Pharmaceuticals Inc.	1,941,201	37,232
*	Cubist Pharmaceuticals Inc.	745,599	31,360
*	athenahealth Inc.	420,399	30,878
*	United Therapeutics Corp.	543,633	29,041
*	Brookdale Senior Living Inc. Class A	1,144,310	28,974
	Techne Corp.	408,655	27,927
*	Salix Pharmaceuticals Ltd.	686,096	27,773
*	Seattle Genetics Inc.	1,173,484	27,225
*	Alkermes plc	1,451,951	26,890
*	HMS Holdings Corp.	1,008,335	26,136
*	Cepheid Inc.	771,134	26,072
*	Myriad Genetics Inc.	954,084	25,999
*	Thoratec Corp.	687,041	25,778
*	Centene Corp.	602,120	24,687
*	WellCare Health Plans Inc.	503,201	24,501
*	Haemonetics Corp.	598,826	24,456
*	HealthSouth Corp.	1,117,054	23,581
*	Incyte Corp. Ltd.	1,374,500	22,830
	West Pharmaceutical Services Inc.	397,436	21,760
*	Jazz Pharmaceuticals plc	403,051	21,442
*	Align Technology Inc.	759,916	21,088
*	PAREXEL International Corp.	702,850	20,797
*	VCA Antech Inc.	974,525	20,514
*	Theravance Inc.	906,211	20,181
*	Team Health Holdings Inc.	670,591	19,293
^	Questcor Pharmaceuticals Inc.	696,598	18,613
*	ViroPharma Inc.	803,062	18,278
*	PSS World Medical Inc.	587,678	16,972
*	Cyberonics Inc.	322,453	16,938
*	Bruker Corp.	1,068,648	16,318
*,^	Vivus Inc.	1,172,819	15,739

35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Magellan Health Services Inc.	319,742	15,667
*	MWI Veterinary Supply Inc.	141,434	15,558
	Chemed Corp.	223,234	15,312
*	Impax Laboratories Inc.	746,932	15,305
	Air Methods Corp.	406,584	14,999
*	Medicines Co.	625,100	14,984
*,^	Arena Pharmaceuticals Inc.	1,646,748	14,854
*	Volcano Corp.	625,956	14,779
*	Charles River Laboratories International Inc.	370,119	13,868
	Masimo Corp.	634,304	13,327
*	Insulet Corp.	560,536	11,895
*	Neogen Corp.	262,364	11,890
*	Acorda Therapeutics Inc.	468,262	11,641
*	ArthroCare Corp.	323,895	11,204
*	HeartWare International Inc.	133,287	11,189
*	Medidata Solutions Inc.	284,898	11,165
*	DexCom Inc.	806,108	10,971
*	Auxilium Pharmaceuticals Inc.	574,705	10,649
*	Akorn Inc.	777,176	10,383
*	Ironwood Pharmaceuticals Inc. Class A	884,237	9,806
*	Sunrise Senior Living Inc.	680,383	9,784
	Meridian Bioscience Inc.	481,810	9,757
*	Molina Healthcare Inc.	353,218	9,558
*,^	Exelixis Inc.	2,087,371	9,539
*,^	Dendreon Corp.	1,802,040	9,515
	Abaxis Inc.	255,974	9,497
*	Integra LifeSciences Holdings Corp.	236,635	9,222
*	NPS Pharmaceuticals Inc.	1,008,966	9,182
*	ICU Medical Inc.	149,862	9,131
*	Wright Medical Group Inc.	416,271	8,738
*	Orthofix International NV	221,673	8,718
*	Endologix Inc.	609,547	8,680
*	Acadia Healthcare Co. Inc.	370,838	8,652
*,^	Opko Health Inc.	1,742,012	8,379
*,^	Bio-Reference Labs Inc.	290,801	8,343
*	ImmunoGen Inc.	638,917	8,146
	Cantel Medical Corp.	267,809	7,962
^	Spectrum Pharmaceuticals Inc.	704,213	7,880
*	Emeritus Corp.	315,717	7,805
*	Infinity Pharmaceuticals Inc.	222,723	7,795
*	Exact Sciences Corp.	733,716	7,770
*	IPC The Hospitalist Co. Inc.	194,525	7,725
*	Affymax Inc.	401,801	7,634
*	Isis Pharmaceuticals Inc.	725,964	7,594
*	Halozyme Therapeutics Inc.	1,119,375	7,511
*	InterMune Inc.	767,634	7,438
*	Luminex Corp.	441,623	7,402
*	Conceptus Inc.	350,273	7,359
	Hill-Rom Holdings Inc.	254,305	7,248
*	NxStage Medical Inc.	619,948	6,974
*	Santarus Inc.	625,332	6,866
	Landauer Inc.	110,311	6,752
*	Synageva BioPharma Corp.	141,099	6,531
*	Alnylam Pharmaceuticals Inc.	357,177	6,518
*	Quidel Corp.	348,438	6,505
*	Merit Medical Systems Inc.	467,777	6,502
*	Rigel Pharmaceuticals Inc.	998,340	6,489
*	Nektar Therapeutics	872,915	6,468
*,^	Sequenom Inc.	1,338,831	6,319
	Computer Programs & Systems Inc.	122,872	6,185
*	Capital Senior Living Corp.	329,329	6,155
*	Momenta Pharmaceuticals Inc.	513,538	6,049
*	Neurocrine Biosciences Inc.	775,092	5,798
*	Merrimack Pharmaceuticals Inc.	930,928	5,669

36

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Dynavax Technologies Corp.	1,974,100	5,646
*	ABIOMED Inc.	416,556	5,607
*	BioScrip Inc.	518,398	5,583
*	HealthStream Inc.	229,573	5,581
	Quality Systems Inc.	315,708	5,481
*,^	Accretive Health Inc.	464,873	5,374
*	Genomic Health Inc.	196,064	5,345
*	Aegerion Pharmaceuticals Inc.	208,774	5,301
*,^	MAKO Surgical Corp.	403,862	5,198
*	Accuray Inc.	793,077	5,099
*	MAP Pharmaceuticals Inc.	324,539	5,098
*	ExamWorks Group Inc.	357,652	5,004
*,^	Antares Pharma Inc.	1,286,669	4,902
*	Optimer Pharmaceuticals Inc.	528,290	4,781
*	Emergent Biosolutions Inc.	296,990	4,764
*	OraSure Technologies Inc.	645,595	4,635
*	Ligand Pharmaceuticals Inc. Class B	210,300	4,362
	Hi-Tech Pharmacal Co. Inc.	121,663	4,256
*	Healthways Inc.	393,024	4,205
*	MannKind Corp.	1,816,750	4,197
*	Orexigen Therapeutics Inc.	786,544	4,145
*	Vocera Communications Inc.	163,421	4,102
*	Depomed Inc.	653,015	4,042
*	Dyax Corp.	1,160,897	4,040
*	NuVasive Inc.	253,289	3,916
*	Lexicon Pharmaceuticals Inc.	1,755,464	3,897
*	Protalix BioTherapeutics Inc.	749,755	3,891
*	SurModics Inc.	170,737	3,818
	US Physical Therapy Inc.	137,540	3,788
*	Omnicell Inc.	252,305	3,752
	Atrion Corp.	18,925	3,709
*	Idenix Pharmaceuticals Inc.	746,651	3,621
*	Corvel Corp.	78,704	3,528
*	Sangamo Biosciences Inc.	583,972	3,510
*	Fluidigm Corp.	240,707	3,445
*,^	Raptor Pharmaceutical Corp.	576,398	3,372
*	Cadence Pharmaceuticals Inc.	702,290	3,364
*	ZIOPHARM Oncology Inc.	788,131	3,279
*	Greatbatch Inc.	138,744	3,224
*	Curis Inc.	927,802	3,182
*,^	Navidea Biopharmaceuticals Inc.	1,092,637	3,092
*	GenMark Diagnostics Inc.	343,297	3,090
*	Obagi Medical Products Inc.	220,357	2,995
*	Achillion Pharmaceuticals Inc.	359,570	2,884
*	Synergy Pharmaceuticals Inc.	540,918	2,845
*	Endocyte Inc.	315,693	2,835
*,^	PROLOR Biotech Inc.	553,510	2,740
	Young Innovations Inc.	69,008	2,720
*	Tornier NV	161,737	2,716
*	Novavax Inc.	1,412,545	2,670
*	RTI Biologics Inc.	623,625	2,663
*	AMN Healthcare Services Inc.	225,813	2,608
*,^	Greenway Medical Technologies	169,507	2,604
*	Staar Surgical Co.	424,684	2,591
*	AMAG Pharmaceuticals Inc.	174,259	2,563
*	Immunomedics Inc.	836,296	2,442
*	AVANIR Pharmaceuticals Inc.	927,248	2,439
*	Affymetrix Inc.	739,677	2,345
*	Sciclone Pharmaceuticals Inc.	530,710	2,287
*,^	PhotoMedex Inc.	152,905	2,219
*	Threshold Pharmaceuticals Inc.	481,251	2,026
*,^	Unilife Corp.	888,317	2,016
*	AVEO Pharmaceuticals Inc.	247,880	1,995
*	NewLink Genetics Corp.	158,167	1,977

37

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	XenoPort Inc.	249,916	1,942
*	LHC Group Inc.	90,400	1,926
*	Arqule Inc.	688,733	1,922
*	Epocrates Inc.	216,638	1,911
*	Sagent Pharmaceuticals Inc.	113,977	1,834
*	Merge Healthcare Inc.	697,557	1,723
*,^	Osiris Therapeutics Inc.	191,360	1,718
*	Exactech Inc.	100,440	1,702
*	Pozen Inc.	314,772	1,577
*,^	Clovis Oncology Inc.	89,191	1,427
*	Targacept Inc.	311,804	1,366
*	Natus Medical Inc.	121,849	1,362
*,^	Trius Therapeutics Inc.	271,275	1,297
*,^	Ampio Pharmaceuticals Inc.	344,991	1,239
*	SIGA Technologies Inc.	451,559	1,183
*	BioMimetic Therapeutics Inc.	159,233	1,153
	Pain Therapeutics Inc.	417,702	1,132
*	Gentiva Health Services Inc.	112,315	1,129
*	Geron Corp.	765,180	1,079
*	TESARO Inc.	63,270	1,072
*	Palomar Medical Technologies Inc.	107,545	990
*	Progenics Pharmaceuticals Inc.	323,655	964
*,^	Savient Pharmaceuticals Inc.	863,199	906
*	Supernus Pharmaceuticals Inc.	123,677	887
*	Sunesis Pharmaceuticals Inc.	194,714	818
*	Complete Genomics Inc.	258,511	814
*	Corcept Therapeutics Inc.	486,923	696
*,^	Biotime Inc.	210,195	660
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	132,154	126
			1,737,582
Industrials (18.5%)
	Lincoln Electric Holdings Inc.	926,834	45,118
*	United Rentals Inc.	920,304	41,892
	Corrections Corp. of America	1,168,488	41,446
*	Genesee & Wyoming Inc. Class A	516,855	39,322
	Valmont Industries Inc.	279,582	38,177
	Triumph Group Inc.	583,132	38,079
	Graco Inc.	706,829	36,395
*	Kirby Corp.	587,255	36,345
*	Clean Harbors Inc.	655,865	36,079
*	Alaska Air Group Inc.	823,303	35,476
*	Hexcel Corp.	1,164,806	31,403
	Toro Co.	685,985	29,484
	AO Smith Corp.	462,016	29,139
	Landstar System Inc.	544,814	28,581
*	Middleby Corp.	218,488	28,012
	Woodward Inc.	722,385	27,545
*	Colfax Corp.	657,867	26,545
*	Old Dominion Freight Line Inc.	754,700	25,871
	Covanta Holding Corp.	1,397,470	25,741
*	US Airways Group Inc.	1,896,738	25,606
*,^	Polypore International Inc.	543,701	25,282
*	Avis Budget Group Inc.	1,241,976	24,616
*	Shaw Group Inc.	500,891	23,347
*	Chart Industries Inc.	349,289	23,287
	Manitowoc Co. Inc.	1,467,756	23,014
	Actuant Corp. Class A	808,116	22,555
*	Tetra Tech Inc.	744,037	19,680
*	Advisory Board Co.	404,393	18,922
*	Moog Inc. Class A	458,325	18,805
	Corporate Executive Board Co.	391,904	18,600
	Applied Industrial Technologies Inc.	441,464	18,546
*	Beacon Roofing Supply Inc.	549,904	18,301
	CLARCOR Inc.	380,777	18,194

38

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Con-way Inc.	653,893	18,191
Healthcare Services Group Inc.	746,701	17,346
* Teledyne Technologies Inc.	265,793	17,295
Rollins Inc.	768,245	16,932
Acuity Brands Inc.	247,468	16,761
* MasTec Inc.	664,953	16,577
UTi Worldwide Inc.	1,210,532	16,221
Armstrong World Industries Inc.	309,395	15,696
Watsco Inc.	203,453	15,239
* Acacia Research Corp.	580,824	14,898
Herman Miller Inc.	682,601	14,621
* Hub Group Inc. Class A	433,573	14,568
Franklin Electric Co. Inc.	232,120	14,431
* Navistar International Corp.	648,126	14,110
Allegiant Travel Co. Class A	179,772	13,197
Robbins & Myers Inc.	221,540	13,171
* RBC Bearings Inc.	262,393	13,138
KAR Auction Services Inc.	638,487	12,923
UniFirst Corp.	175,816	12,891
* USG Corp.	438,744	12,316
HEICO Corp.	268,067	11,999
Forward Air Corp.	340,118	11,908
Lindsay Corp.	148,501	11,898
* Trimas Corp.	412,892	11,544
* II-VI Inc.	624,339	11,407
Seaboard Corp.	4,216	10,666
Raven Industries Inc.	402,682	10,615
* On Assignment Inc.	518,550	10,516
* JetBlue Airways Corp.	1,833,947	10,472
Mueller Water Products Inc. Class A	1,830,822	10,271
Knight Transportation Inc.	698,134	10,214
* Aegion Corp. Class A	458,696	10,178
* EnPro Industries Inc.	241,729	9,887
* Orbital Sciences Corp.	689,195	9,490
* Mobile Mini Inc.	453,582	9,448
* Air Lease Corp.	435,218	9,357
* Swift Transportation Co.	1,017,058	9,276
* Huron Consulting Group Inc.	268,486	9,045
* Blount International Inc.	543,934	8,605
Tennant Co.	195,716	8,602
* Exponent Inc.	154,029	8,599
Knoll Inc.	559,838	8,599
* Team Inc.	221,245	8,416
Mueller Industries Inc.	167,388	8,374
Insperity Inc.	255,327	8,313
* Spirit Airlines Inc.	468,220	8,297
HEICO Corp. Class A	254,470	8,138
Astec Industries Inc.	226,236	7,540
* MRC Global Inc.	266,867	7,414
* Rexnord Corp.	334,105	7,116
* Sykes Enterprises Inc.	461,364	7,022
* DigitalGlobe Inc.	284,316	6,949
* Proto Labs Inc.	171,386	6,756
* Thermon Group Holdings Inc.	288,644	6,503
American Science & Engineering Inc.	98,520	6,425
Sun Hydraulics Corp.	242,949	6,336
* Trex Co. Inc.	166,887	6,213
John Bean Technologies Corp.	338,158	6,009
* InnerWorkings Inc.	432,505	5,960
Interface Inc. Class A	366,820	5,898
Resources Connection Inc.	490,809	5,860
Amerco Inc.	45,925	5,824
* DXP Enterprises Inc.	116,154	5,700
* Taser International Inc.	618,073	5,526

39

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	MYR Group Inc.	240,122	5,343
	Simpson Manufacturing Co. Inc.	158,426	5,195
*	GenCorp Inc.	563,228	5,154
	Gorman-Rupp Co.	171,755	5,123
	Heartland Express Inc.	389,975	5,097
*	Meritor Inc.	1,073,937	5,080
	Primoris Services Corp.	331,193	4,981
	Kforce Inc.	344,622	4,938
	Sauer-Danfoss Inc.	92,249	4,923
*	Mistras Group Inc.	197,166	4,868
*	Rush Enterprises Inc. Class A	234,208	4,841
	Celadon Group Inc.	267,003	4,825
	Griffon Corp.	394,911	4,526
*	Aerovironment Inc.	207,584	4,513
*	Korn/Ferry International	283,857	4,502
	AAON Inc.	214,417	4,475
	Barnes Group Inc.	187,177	4,204
*	Standard Parking Corp.	182,563	4,015
	Titan International Inc.	184,550	4,008
	AZZ Inc.	102,990	3,958
	National Presto Industries Inc.	56,155	3,880
*	TrueBlue Inc.	233,883	3,684
*	Layne Christensen Co.	150,357	3,649
*	GeoEye Inc.	118,131	3,630
*	Roadrunner Transportation Systems Inc.	200,064	3,629
	Kaman Corp.	97,091	3,573
*,^	XPO Logistics Inc.	195,442	3,397
*	American Woodmark Corp.	118,325	3,292
*	KEYW Holding Corp.	249,758	3,169
*	WageWorks Inc.	177,639	3,162
	Cubic Corp.	65,902	3,161
*	EnerNOC Inc.	267,568	3,144
*,^	Capstone Turbine Corp.	3,490,753	3,107
*	Echo Global Logistics Inc.	159,788	2,871
*	Dycom Industries Inc.	136,993	2,712
	SkyWest Inc.	208,823	2,602
*	Titan Machinery Inc.	103,647	2,560
*,^	Zipcar Inc.	302,744	2,495
*	Commercial Vehicle Group Inc.	287,390	2,359
*	Astronics Corp.	102,670	2,349
*	Furmanite Corp.	434,197	2,332
*	RPX Corp.	206,204	1,864
*	PMFG Inc.	193,812	1,762
*	Rush Enterprises Inc. Class B	92,222	1,596
*	CAI International Inc.	70,631	1,550
*	Hawaiian Holdings Inc.	198,992	1,307
*	Edgen Group Inc.	178,915	1,263
	Hyster-Yale Materials Handling Inc.	23,992	1,171
*	Orion Marine Group Inc.	158,174	1,156
*	Republic Airways Holdings Inc.	186,435	1,059
*	Patriot Transportation Holding Inc.	35,332	1,004
*	Pendrell Corp.	779,797	990
*	Dolan Co.	221,264	861
*	Quality Distribution Inc.	128,525	771
*	American Superconductor Corp.	243,382	638
	Preformed Line Products Co.	9,824	584
*	Hill International Inc.	156,360	572
*	Pacer International Inc.	141,934	554
*	Genco Shipping & Trading Ltd.	132,942	464
*	American Reprographics Co.	159,158	407
*	Astronics Corp. Class B	15,230	349
			1,792,360
Information Technology (22.5%)
*	Cadence Design Systems Inc.	3,210,718	43,377

40

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Jack Henry & Associates Inc.	955,893	37,528
*	Concur Technologies Inc.	545,809	36,853
*	JDS Uniphase Corp.	2,708,760	36,677
*	SolarWinds Inc.	693,284	36,363
*	FleetCor Technologies Inc.	657,163	35,257
*	CommVault Systems Inc.	498,763	34,769
*	NeuStar Inc. Class A	775,585	32,520
*	WEX Inc.	428,990	32,333
*	Parametric Technology Corp.	1,390,778	31,306
*	Cymer Inc.	344,606	31,163
*,^	3D Systems Corp.	582,497	31,076
	MercadoLibre Inc.	386,685	30,382
*	Aspen Technology Inc.	1,088,956	30,099
	National Instruments Corp.	1,141,964	29,474
*	Ultimate Software Group Inc.	297,029	28,042
*	CoStar Group Inc.	312,914	27,965
*	Aruba Networks Inc.	1,310,400	27,191
*	CoreLogic Inc.	984,175	26,494
^	IPG Photonics Corp.	387,723	25,842
	MAXIMUS Inc.	397,568	25,134
	DST Systems Inc.	394,905	23,931
*	Zebra Technologies Corp.	603,538	23,707
	FEI Co.	422,394	23,426
*	Semtech Corp.	765,654	22,166
*	Cirrus Logic Inc.	754,111	21,847
	Anixter International Inc.	329,748	21,097
*	Hittite Microwave Corp.	331,594	20,592
	InterDigital Inc.	497,758	20,458
*	ACI Worldwide Inc.	457,830	20,003
*	QLIK Technologies Inc.	900,004	19,548
*	Silicon Laboratories Inc.	463,207	19,367
*	ViaSat Inc.	483,340	18,802
*	Ciena Corp.	1,171,130	18,387
	Plantronics Inc.	494,237	18,223
*	Cavium Inc.	582,024	18,165
*	Finisar Corp.	1,083,276	17,657
*	NETGEAR Inc.	444,762	17,532
	Fair Isaac Corp.	395,527	16,624
*	NCR Corp.	650,789	16,582
*	Sourcefire Inc.	349,965	16,525
*	ValueClick Inc.	833,722	16,183
	Littelfuse Inc.	255,045	15,739
*	Tyler Technologies Inc.	318,587	15,432
*	Acxiom Corp.	876,714	15,307
*	Acme Packet Inc.	683,365	15,116
*	Splunk Inc.	508,779	14,765
*	Entegris Inc.	1,605,645	14,740
*	RF Micro Devices Inc.	3,233,024	14,484
*	Dealertrack Technologies Inc.	498,316	14,312
*	OSI Systems Inc.	220,553	14,124
*	Manhattan Associates Inc.	233,861	14,111
	Coherent Inc.	276,678	14,005
*,^	VirnetX Holding Corp.	477,623	13,985
*,^	Fusion-io Inc.	608,765	13,959
*	Compuware Corp.	1,259,295	13,689
*	Sapient Corp.	1,285,459	13,574
*	Veeco Instruments Inc.	457,449	13,504
	Heartland Payment Systems Inc.	454,354	13,403
*	Guidewire Software Inc.	443,983	13,195
*	Teradyne Inc.	766,947	12,954
*	Euronet Worldwide Inc.	534,381	12,611
*	Universal Display Corp.	488,353	12,512
	Blackbaud Inc.	527,711	12,048
*	SS&C Technologies Holdings Inc.	507,116	11,725

41

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	NIC Inc.	715,789	11,696
*	Cardtronics Inc.	490,609	11,647
*	TiVo Inc.	944,776	11,640
*	Synaptics Inc.	385,460	11,552
*	Ultratech Inc.	308,610	11,511
*	Bottomline Technologies (de), Inc.	430,154	11,352
	Power Integrations Inc.	336,754	11,318
*,^	VistaPrint NV	339,226	11,147
*	Liquidity Services Inc.	271,447	11,091
*	Netscout Systems Inc.	413,993	10,760
*	QLogic Corp.	1,100,844	10,711
*	Plexus Corp.	408,505	10,539
	Syntel Inc.	195,394	10,471
*	Electronics for Imaging Inc.	543,154	10,314
*	OpenTable Inc.	211,298	10,311
*	ScanSource Inc.	322,463	10,245
*	Comverse Technology Inc.	2,559,475	9,828
	Cabot Microelectronics Corp.	272,220	9,667
	MTS Systems Corp.	188,061	9,578
*	Rogers Corp.	191,764	9,523
*	MicroStrategy Inc. Class A	101,667	9,494
*	BroadSoft Inc.	257,578	9,358
*	RealPage Inc.	429,966	9,274
*	TriQuint Semiconductor Inc.	1,913,276	9,260
	Cognex Corp.	237,751	8,754
*	Cornerstone OnDemand Inc.	293,075	8,654
*	Ixia	508,015	8,626
*	Unisys Corp.	487,299	8,430
*	WebMD Health Corp.	585,034	8,389
	Monolithic Power Systems Inc.	370,785	8,261
*	Advent Software Inc.	384,243	8,215
*	Verint Systems Inc.	278,688	8,182
*	ExactTarget Inc.	385,329	7,707
*	LivePerson Inc.	584,855	7,685
*,^	First Solar Inc.	248,777	7,682
*	Microsemi Corp.	363,482	7,648
*	Polycom Inc.	722,142	7,554
*	Diodes Inc.	430,016	7,461
*	ExlService Holdings Inc.	280,286	7,428
*	Comverse Inc.	256,057	7,305
*	Synchronoss Technologies Inc.	340,591	7,183
*	FARO Technologies Inc.	198,021	7,065
	Blucora Inc.	448,579	7,047
^	Ebix Inc.	433,797	6,971
	Monotype Imaging Holdings Inc.	428,804	6,852
*	Ellie Mae Inc.	235,653	6,539
*	Websense Inc.	424,887	6,390
*	Applied Micro Circuits Corp.	754,843	6,341
	Loral Space & Communications Inc.	111,758	6,109
*	Interactive Intelligence Group Inc.	180,337	6,048
*	TNS Inc.	287,083	5,951
*	Measurement Specialties Inc.	171,413	5,890
*	Accelrys Inc.	649,091	5,874
*	Infoblox Inc.	325,164	5,843
*	iGATE Corp.	368,043	5,804
*	Rambus Inc.	1,164,276	5,682
	Micrel Inc.	591,072	5,615
	MKS Instruments Inc.	216,483	5,581
*	LogMeIn Inc.	246,418	5,522
*	Lattice Semiconductor Corp.	1,371,902	5,474
*	Progress Software Corp.	259,295	5,443
*,^	RealD Inc.	479,939	5,380
*	Entropic Communications Inc.	981,500	5,192
*	Volterra Semiconductor Corp.	298,199	5,120

42

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	comScore Inc.	371,345	5,117
*	Constant Contact Inc.	357,150	5,075
*	Dice Holdings Inc.	546,018	5,012
	Forrester Research Inc.	183,629	4,921
*	Infinera Corp.	845,092	4,910
*	Silicon Image Inc.	964,272	4,783
	Pegasystems Inc.	199,911	4,534
*	MIPS Technologies Inc. Class A	564,083	4,411
*	PROS Holdings Inc.	239,604	4,382
*	Perficient Inc.	367,497	4,329
*	Integrated Device Technology Inc.	585,183	4,272
*	InvenSense Inc.	383,337	4,259
*	Procera Networks Inc.	226,932	4,210
*	GT Advanced Technologies Inc.	1,390,138	4,198
*	Sonus Networks Inc.	2,461,858	4,185
*	Bazaarvoice Inc.	445,231	4,163
*	Ceva Inc.	263,256	4,146
*	Stamps.com Inc.	162,634	4,098
*	Magnachip Semiconductor Corp.	254,237	4,047
*	Exar Corp.	452,815	4,030
*	Millennial Media Inc.	316,284	3,963
*	Cray Inc.	247,769	3,952
*	Tangoe Inc.	328,365	3,898
*	Internap Network Services Corp.	558,654	3,877
*	Silicon Graphics International Corp.	372,321	3,809
	Badger Meter Inc.	79,519	3,770
*	LTX-Credence Corp.	570,879	3,745
*	Nanometrics Inc.	257,843	3,718
*	Demandware Inc.	135,643	3,706
*	DTS Inc.	220,218	3,678
*	Virtusa Corp.	222,654	3,658
*,^	Angie's List Inc.	302,830	3,631
*	SciQuest Inc.	221,230	3,509
*	Quantum Corp.	2,803,219	3,476
*	Extreme Networks	936,253	3,408
*,^	Higher One Holdings Inc.	318,152	3,353
*	Seachange International Inc.	344,229	3,329
*	Mercury Systems Inc.	361,489	3,326
*	Demand Media Inc.	348,902	3,241
*	Jive Software Inc.	217,794	3,165
*	Oplink Communications Inc.	200,350	3,121
*	NVE Corp.	56,203	3,119
*	Actuate Corp.	549,392	3,077
*	OmniVision Technologies Inc.	218,271	3,073
*	VASCO Data Security International Inc.	364,672	2,976
*	Move Inc.	389,032	2,953
*	Digi International Inc.	301,145	2,852
*	ServiceSource International Inc.	483,734	2,830
*	Calix Inc.	366,042	2,815
*	Globecomm Systems Inc.	243,563	2,752
*	MoneyGram International Inc.	202,074	2,686
*	Maxwell Technologies Inc.	322,983	2,678
	IXYS Corp.	292,239	2,671
*	Brightcove Inc.	270,292	2,443
*	Kopin Corp.	733,189	2,442
*	Active Network Inc.	451,160	2,215
*	Imperva Inc.	68,640	2,164
*	STEC Inc.	433,846	2,139
*	ShoreTel Inc.	504,106	2,137
*	Inphi Corp.	216,042	2,070
*	Proofpoint Inc.	166,835	2,054
*	Vocus Inc.	114,471	1,989
*	M/A-COM Technology Solutions Holdings Inc.	132,001	1,976
*	Intermec Inc.	196,626	1,939

43

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Envestnet Inc.	134,375	1,875
*	Rosetta Stone Inc.	146,926	1,813
*	Yelp Inc.	95,778	1,805
*	EPAM Systems Inc.	99,642	1,804
*	Saba Software Inc.	203,164	1,776
*	Travelzoo Inc.	92,902	1,764
*	XO Group Inc.	185,985	1,730
*	Limelight Networks Inc.	757,817	1,682
*	Telenav Inc.	192,586	1,537
	Cohu Inc.	135,617	1,470
*	MaxLinear Inc.	270,262	1,357
	Keynote Systems Inc.	93,036	1,311
*,^	Rubicon Technology Inc.	210,185	1,284
*	Responsys Inc.	197,923	1,180
*	Intermolecular Inc.	124,948	1,112
	Supertex Inc.	58,043	1,019
*	Sigma Designs Inc.	191,875	988
*	Echelon Corp.	400,009	980
*	Anaren Inc.	47,792	930
*	FormFactor Inc.	202,235	922
*	Oclaro Inc.	571,996	898
*,^	Carbonite Inc.	88,815	822
*	Multi-Fineline Electronix Inc.	38,399	776
*	Agilysys Inc.	89,404	748
*	Intevac Inc.	135,715	620
*	Imation Corp.	125,402	586
*	STR Holdings Inc.	84,297	212
*	Riverbed Technology Inc.	48	1
			2,180,612
Materials (4.3%)
	NewMarket Corp.	125,248	32,840
	Eagle Materials Inc.	536,927	31,410
*	Louisiana-Pacific Corp.	1,608,104	31,069
*	Allied Nevada Gold Corp.	994,438	29,962
	HB Fuller Co.	583,491	20,317
	PolyOne Corp.	984,064	20,095
*	Stillwater Mining Co.	1,355,471	17,323
	Intrepid Potash Inc.	659,278	14,036
*	Coeur d'Alene Mines Corp.	525,122	12,918
	Silgan Holdings Inc.	304,224	12,653
	Balchem Corp.	342,262	12,458
*	Chemtura Corp.	573,587	12,194
*	Graphic Packaging Holding Co.	1,608,783	10,393
	KapStone Paper and Packaging Corp.	463,604	10,287
	Globe Specialty Metals Inc.	744,836	10,242
*	McEwen Mining Inc.	2,584,273	9,898
	Carpenter Technology Corp.	182,681	9,432
	Deltic Timber Corp.	133,000	9,392
	Koppers Holdings Inc.	242,498	9,251
	Buckeye Technologies Inc.	303,430	8,711
	Innospec Inc.	243,853	8,410
	American Vanguard Corp.	260,637	8,098
*	LSB Industries Inc.	222,159	7,869
	Schweitzer-Mauduit International Inc.	182,409	7,119
*	Flotek Industries Inc.	551,658	6,730
	Georgia Gulf Corp.	141,230	5,830
^	Gold Resource Corp.	370,537	5,710
*,^	Molycorp Inc.	464,436	4,384
	Hawkins Inc.	110,365	4,265
	Stepan Co.	71,975	3,998
*	OMNOVA Solutions Inc.	516,188	3,618
*	Headwaters Inc.	415,866	3,560
*,^	Paramount Gold and Silver Corp.	1,459,855	3,387
*	Calgon Carbon Corp.	232,309	3,294

44

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2012

					Market
					Value
				Shares	($000)
*	Texas Industries Inc.			62,877	3,207
	Zep Inc.			221,315	3,196
*	General Moly Inc.			690,511	2,769
^	US Silica Holdings Inc.			154,073	2,578
*	Century Aluminum Co.			216,297	1,895
	Tredegar Corp.			91,671	1,872
*	Arabian American Development Co.			210,294	1,748
*	Midway Gold Corp.			1,116,340	1,552
*	United States Lime & Minerals Inc.			22,666	1,068
*	Golden Minerals Co.			196,922	904
	Noranda Aluminum Holding Corp.			136,912	837
					422,779
Telecommunication Services (1.1%)
*	tw telecom inc Class A			1,764,222	44,935
*	NII Holdings Inc.			2,005,449	14,299
*	Cincinnati Bell Inc.			2,190,082	12,001
	Cogent Communications Group Inc.			523,181	11,845
*	Clearwire Corp. Class A			3,834,368	11,081
*	General Communication Inc. Class A			339,162	3,252
*	Cbeyond Inc.			359,604	3,251
*	inContact Inc.			575,629	2,982
*	Leap Wireless International Inc.			299,736	1,993
	Atlantic Tele-Network Inc.			38,078	1,398
*	Boingo Wireless Inc.			163,411	1,234
*,^	Elephant Talk Communications Corp.			429,798	430
					108,701
Total Common Stocks (Cost $8,647,601)					9,677,623

		Coupon
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.8%)
2,3	Vanguard Market Liquidity Fund	0.162%		170,227,205	170,227

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Freddie Mac Discount Notes	0.118%	3/11/13	2,000	2,000
Total Temporary Cash Investments (Cost $172,227)					172,227
Total Investments (101.5%) (Cost $8,819,828)					9,849,850
Other Assets and Liabilities—Net (-1.5%)[3]					(149,926)
Net Assets (100%)					9,699,924

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $140,358,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $145,456,000 of collateral received for securities on loan.
4 Securities with a value of $2,000,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.

45

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (8.7%)
	Service Corp. International	2,021,208	27,913
	Cinemark Holdings Inc.	972,612	25,268
*	Visteon Corp.	445,950	24,001
	Dana Holding Corp.	1,390,909	21,712
	Brinker International Inc.	695,260	21,546
	Rent-A-Center Inc.	555,234	19,078
	Wolverine World Wide Inc.	459,505	18,831
	John Wiley & Sons Inc. Class A	450,803	17,550
*	Iconix Brand Group Inc.	642,603	14,343
	Men's Wearhouse Inc.	455,699	14,200
	Cooper Tire & Rubber Co.	558,173	14,155
	MDC Holdings Inc.	384,349	14,129
	Hillenbrand Inc.	589,666	13,332
	Wendy's Co.	2,755,514	12,951
	DeVry Inc.	543,657	12,901
	Cracker Barrel Old Country Store Inc.	196,592	12,633
	Group 1 Automotive Inc.	203,373	12,607
^	Meredith Corp.	336,266	11,584
*	Hanesbrands Inc.	321,111	11,502
	Six Flags Entertainment Corp.	187,135	11,453
	Regal Entertainment Group Class A	804,955	11,229
*	DreamWorks Animation SKG Inc. Class A	656,148	10,872
	Bob Evans Farms Inc.	263,950	10,611
*	Helen of Troy Ltd.	283,373	9,462
	Regis Corp.	539,605	9,130
*	WMS Industries Inc.	511,834	8,957
	Finish Line Inc. Class A	465,752	8,817
	Jones Group Inc.	754,585	8,346
	Churchill Downs Inc.	122,965	8,171
	OfficeMax Inc.	814,185	7,946
	Scholastic Corp.	253,251	7,486
	National CineMedia Inc.	527,095	7,448
	Brown Shoe Co. Inc.	402,782	7,399
	Sonic Automotive Inc. Class A	347,892	7,267
	Cato Corp. Class A	259,224	7,110
*,^	Saks Inc.	654,185	6,875
	International Speedway Corp. Class A	247,425	6,834
	Belo Corp. Class A	878,164	6,736
	Valassis Communications Inc.	242,881	6,261
*	Steiner Leisure Ltd.	129,227	6,227
	Sinclair Broadcast Group Inc. Class A	491,457	6,202
	Choice Hotels International Inc.	176,924	5,948
	Stewart Enterprises Inc. Class A	746,718	5,705
*	New York Times Co. Class A	627,169	5,350
	American Greetings Corp. Class A	292,548	4,941
	Superior Industries International Inc.	230,261	4,697
	Core-Mark Holding Co. Inc.	97,769	4,629
	Fred's Inc. Class A	326,835	4,350
*	Meritage Homes Corp.	110,758	4,137
	Strayer Education Inc.	72,678	4,082
	Ameristar Casinos Inc.	154,999	4,067
	Callaway Golf Co.	611,973	3,978
	Drew Industries Inc.	122,726	3,958
	Lithia Motors Inc. Class A	102,688	3,843
	Standard Motor Products Inc.	170,731	3,794
*	Ruby Tuesday Inc.	481,338	3,783
	KB Home	228,658	3,613
*	Children's Place Retail Stores Inc.	79,337	3,514
*	Biglari Holdings Inc.	8,381	3,269
	Oxford Industries Inc.	66,244	3,071
*	EW Scripps Co. Class A	282,422	3,053

46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	CEC Entertainment Inc.	83,953	2,786
	Movado Group Inc.	87,240	2,677
*	American Axle & Manufacturing Holdings Inc.	234,915	2,631
	JAKKS Pacific Inc.	208,495	2,610
*,^	Digital Generation Inc.	233,418	2,535
*	Ascent Capital Group Inc. Class A	40,124	2,485
*	Universal Electronics Inc.	127,391	2,465
	Harte-Hanks Inc.	416,841	2,459
	Pep Boys-Manny Moe & Jack	248,513	2,443
	Speedway Motorsports Inc.	136,888	2,442
	Perry Ellis International Inc.	119,709	2,382
	Marcus Corp.	190,486	2,375
*	Quiksilver Inc.	548,526	2,331
*,^	Hovnanian Enterprises Inc. Class A	329,918	2,309
*	Red Robin Gourmet Burgers Inc.	64,916	2,291
*	Exide Technologies	659,006	2,254
	World Wrestling Entertainment Inc. Class A	273,954	2,161
	PetMed Express Inc.	192,899	2,141
	Universal Technical Institute Inc.	211,020	2,119
	Nutrisystem Inc.	257,078	2,105
	Stein Mart Inc.	269,305	2,031
^	RadioShack Corp.	929,027	1,970
*	LIN TV Corp. Class A	255,660	1,925
	NACCO Industries Inc. Class A	31,404	1,906
*	McClatchy Co. Class A	569,309	1,862
	Big 5 Sporting Goods Corp.	141,881	1,859
*	Federal-Mogul Corp.	230,988	1,853
*	Corinthian Colleges Inc.	758,494	1,851
*	Bridgepoint Education Inc.	172,910	1,781
	CSS Industries Inc.	80,683	1,766
*	Journal Communications Inc. Class A	305,140	1,651
*	Steinway Musical Instruments Inc.	75,489	1,597
	Weyco Group Inc.	65,999	1,542
	bebe stores inc	354,568	1,415
*	Beazer Homes USA Inc.	80,405	1,358
*	Entercom Communications Corp. Class A	190,118	1,327
	Clear Channel Outdoor Holdings Inc. Class A	186,229	1,307
*	Stoneridge Inc.	248,992	1,275
	Hot Topic Inc.	131,305	1,267
*	Boyd Gaming Corp.	184,010	1,222
*	hhgregg Inc.	167,184	1,174
	Systemax Inc.	119,437	1,153
	Destination Maternity Corp.	53,047	1,144
*	Isle of Capri Casinos Inc.	202,091	1,132
*	Modine Manufacturing Co.	138,637	1,127
	Fisher Communications Inc.	35,038	946
*	Caesars Entertainment Corp.	122,463	847
	Einstein Noah Restaurant Group Inc.	63,380	774
*	Zagg Inc.	92,145	678
*	Unifi Inc.	49,213	640
*	Career Education Corp.	175,770	619
*	Tower International Inc.	66,284	534
^	Blyth Inc.	33,827	526
*	Coldwater Creek Inc.	95,204	458
*	Martha Stewart Living Omnimedia Class A	93,822	230
			677,605
Consumer Staples (2.7%)
	Flowers Foods Inc.	1,174,089	27,321
	Harris Teeter Supermarkets Inc.	441,185	17,012
	B&G Foods Inc.	490,036	13,873
	Lancaster Colony Corp.	179,589	12,426
	Universal Corp.	219,642	10,962
	Snyders-Lance Inc.	451,180	10,878
*	Post Holdings Inc.	306,939	10,513

47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Fresh Del Monte Produce Inc.	381,608	10,055
	Spectrum Brands Holdings Inc.	217,656	9,779
	Vector Group Ltd.	481,980	7,167
	Andersons Inc.	166,457	7,141
	WD-40 Co.	140,908	6,638
	Sanderson Farms Inc.	119,172	5,667
	Cal-Maine Foods Inc.	131,440	5,287
^	SUPERVALU Inc.	2,019,494	4,988
*	Prestige Brands Holdings Inc.	238,568	4,779
	Tootsie Roll Industries Inc.	176,236	4,568
	Weis Markets Inc.	114,501	4,485
*	Pilgrim's Pride Corp.	608,361	4,411
*	Dole Food Co. Inc.	376,137	4,314
	Spartan Stores Inc.	204,353	3,139
*	Central Garden and Pet Co. Class A	292,330	3,055
*	Alliance One International Inc.	783,644	2,852
^	Diamond Foods Inc.	208,241	2,847
*	Pantry Inc.	218,852	2,655
	Nash Finch Co.	114,938	2,446
*	Chiquita Brands International Inc.	251,203	2,072
*	Seneca Foods Corp. Class A	67,944	2,065
	Village Super Market Inc. Class A	55,187	1,813
	Ingles Markets Inc. Class A	96,617	1,668
*,^	Central European Distribution Corp.	626,563	1,360
	Coca-Cola Bottling Co. Consolidated	16,271	1,082
^	Roundy's Inc.	234,604	1,044
*	Central Garden and Pet Co.	102,939	1,031
			211,393
Energy (4.5%)
	Tidewater Inc.	468,532	20,934
*	Alpha Natural Resources Inc.	2,072,346	20,185
*	Helix Energy Solutions Group Inc.	940,142	19,404
*	Unit Corp.	411,224	18,526
	Bristow Group Inc.	336,814	18,073
	SEACOR Holdings Inc.	187,526	15,715
	Western Refining Inc.	556,931	15,700
	Arch Coal Inc.	2,000,025	14,640
	World Fuel Services Corp.	338,739	13,946
*	Exterran Holdings Inc.	548,795	12,030
	Targa Resources Corp.	181,433	9,587
*	Key Energy Services Inc.	1,348,959	9,375
*	Stone Energy Corp.	442,255	9,075
	EXCO Resources Inc.	1,221,833	8,272
	Gulfmark Offshore Inc.	228,251	7,863
*	Hercules Offshore Inc.	1,266,800	7,829
*	Forest Oil Corp.	1,112,788	7,445
*	Cloud Peak Energy Inc.	373,478	7,219
*	Comstock Resources Inc.	430,805	6,518
*	Newpark Resources Inc.	829,970	6,515
*	EPL Oil & Gas Inc.	275,556	6,214
*	Swift Energy Co.	402,898	6,201
	W&T Offshore Inc.	351,427	5,633
*	TETRA Technologies Inc.	737,625	5,599
*	Parker Drilling Co.	1,115,883	5,133
*	ION Geophysical Corp.	766,136	4,988
	Crosstex Energy Inc.	334,145	4,792
	Enbridge Energy Management LLC	162,871	4,705
*	Pioneer Energy Services Corp.	582,903	4,232
*	Bonanza Creek Energy Inc.	150,584	4,185
*	PHI Inc.	117,143	3,923
*	Tesco Corp.	309,528	3,525
*	Basic Energy Services Inc.	278,944	3,183
*	Harvest Natural Resources Inc.	334,595	3,035
*	C&J Energy Services Inc.	138,608	2,972

48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Gulf Island Fabrication Inc.	122,140	2,935
*	Vaalco Energy Inc.	336,759	2,913
*	CVR Energy Inc.	57,370	2,799
	Delek US Holdings Inc.	110,387	2,795
	RPC Inc.	217,317	2,660
*	Resolute Energy Corp.	303,675	2,469
	Penn Virginia Corp.	509,276	2,246
*	Midstates Petroleum Co. Inc.	314,303	2,166
*	Endeavour International Corp.	395,249	2,047
*	Willbros Group Inc.	371,996	1,994
*	Dawson Geophysical Co.	75,022	1,979
	Alon USA Energy Inc.	102,940	1,862
*	Warren Resources Inc.	637,531	1,791
*	Matador Resources Co.	207,478	1,701
*	Cal Dive International Inc.	897,665	1,553
*	Vantage Drilling Co.	573,541	1,050
*	Lone Pine Resources Inc.	795,020	978
*	Global Geophysical Services Inc.	191,781	738
*	TransAtlantic Petroleum Ltd.	722,264	599
*,^	James River Coal Co.	116,910	374
*	Hyperdynamics Corp.	562,713	336
*	Oilsands Quest Inc.	872,378	3
			355,159
Financials (39.2%)
	BRE Properties Inc.	722,424	36,721
*	American Capital Ltd.	3,053,886	36,647
	Kilroy Realty Corp.	695,351	32,939
	National Retail Properties Inc.	1,017,586	31,749
	CBL & Associates Properties Inc.	1,416,857	30,052
	Two Harbors Investment Corp.	2,627,630	29,114
	Douglas Emmett Inc.	1,248,539	29,091
	Home Properties Inc.	469,295	28,772
	Starwood Property Trust Inc.	1,249,940	28,699
	East West Bancorp Inc.	1,335,018	28,690
	BioMed Realty Trust Inc.	1,450,243	28,033
	MFA Financial Inc.	3,362,337	27,269
	Allied World Assurance Co. Holdings AG	336,392	26,508
	First Niagara Financial Group Inc.	3,316,810	26,302
	Mid-America Apartment Communities Inc.	386,533	25,028
	Old Republic International Corp.	2,318,189	24,689
	Omega Healthcare Investors Inc.	1,022,057	24,376
	Apartment Investment & Management Co. Class A	889,703	24,075
	Hancock Holding Co.	757,455	24,042
	Highwoods Properties Inc.	715,483	23,933
	Assured Guaranty Ltd.	1,642,708	23,376
	ProAssurance Corp.	547,944	23,118
	First American Financial Corp.	950,237	22,891
	Hatteras Financial Corp.	922,343	22,883
*	E*TRADE Financial Corp.	2,553,022	22,850
	LaSalle Hotel Properties	886,547	22,509
	City National Corp.	453,418	22,453
	Mack-Cali Realty Corp.	825,947	21,565
	Aspen Insurance Holdings Ltd.	671,072	21,528
	Protective Life Corp.	752,874	21,517
	Prospect Capital Corp.	1,970,193	21,416
	Invesco Mortgage Capital Inc.	1,085,355	21,392
	Associated Banc-Corp	1,614,252	21,179
	Prosperity Bancshares Inc.	500,710	21,030
	CNO Financial Group Inc.	2,185,222	20,388
	EPR Properties	440,428	20,308
*	Popular Inc.	967,334	20,111
*	Howard Hughes Corp.	267,822	19,556
	Healthcare Realty Trust Inc.	808,847	19,420
	Bank of Hawaii Corp.	425,022	18,722

49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Corporate Office Properties Trust	749,178	18,714
CYS Investments Inc.	1,566,761	18,503
Fulton Financial Corp.	1,884,481	18,110
Alterra Capital Holdings Ltd.	633,345	17,854
Extra Space Storage Inc.	490,136	17,836
Federated Investors Inc. Class B	881,191	17,826
TCF Financial Corp.	1,455,680	17,686
ARMOUR Residential REIT Inc.	2,719,929	17,598
Susquehanna Bancshares Inc.	1,668,748	17,488
RLJ Lodging Trust	902,515	17,482
Capitol Federal Financial Inc.	1,484,904	17,359
Sovran Self Storage Inc.	277,418	17,228
Synovus Financial Corp.	7,027,328	17,217
American Realty Capital Trust Inc.	1,490,301	17,213
Washington Federal Inc.	1,003,382	16,927
Colonial Properties Trust	787,960	16,839
Post Properties Inc.	331,881	16,577
DiamondRock Hospitality Co.	1,838,664	16,548
Brandywine Realty Trust	1,351,228	16,471
Valley National Bancorp	1,767,304	16,436
Hanover Insurance Group Inc.	422,295	16,360
Washington REIT	624,829	16,339
DCT Industrial Trust Inc.	2,512,186	16,304
Endurance Specialty Holdings Ltd.	407,958	16,192
Apollo Investment Corp.	1,911,675	15,982
Webster Financial Corp.	764,656	15,714
* Stifel Financial Corp.	480,753	15,370
Medical Properties Trust Inc.	1,277,283	15,276
CapitalSource Inc.	2,013,809	15,265
StanCorp Financial Group Inc.	415,713	15,244
* SVB Financial Group	271,915	15,219
Lexington Realty Trust	1,451,186	15,165
Janus Capital Group Inc.	1,765,051	15,038
Potlatch Corp.	379,980	14,891
EastGroup Properties Inc.	274,873	14,791
FirstMerit Corp.	1,033,025	14,659
Glimcher Realty Trust	1,320,385	14,643
Platinum Underwriters Holdings Ltd.	312,885	14,393
Primerica Inc.	477,889	14,341
Newcastle Investment Corp.	1,625,104	14,106
FNB Corp.	1,316,277	13,979
Kemper Corp.	469,729	13,857
Cathay General Bancorp	703,252	13,713
Iberiabank Corp.	277,905	13,651
PennyMac Mortgage Investment Trust	533,760	13,499
* Walter Investment Management Corp.	311,735	13,411
UMB Financial Corp.	305,758	13,404
Trustmark Corp.	578,616	12,996
National Health Investors Inc.	222,816	12,596
Redwood Trust Inc.	745,230	12,587
Wintrust Financial Corp.	342,538	12,571
CommonWealth REIT	787,249	12,470
Umpqua Holdings Corp.	1,051,996	12,403
* PHH Corp.	532,548	12,115
* Alexander & Baldwin Inc.	398,640	11,708
Equity One Inc.	556,396	11,690
BancorpSouth Inc.	799,027	11,618
RLI Corp.	179,543	11,609
Acadia Realty Trust	461,597	11,577
United Bankshares Inc.	472,651	11,495
Old National Bancorp	952,811	11,310
National Penn Bancshares Inc.	1,200,950	11,193
Northwest Bancshares Inc.	920,408	11,174
Westamerica Bancorporation	259,165	11,038

50

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Cash America International Inc.	275,778	10,940
Montpelier Re Holdings Ltd.	473,119	10,815
* MBIA Inc.	1,366,174	10,724
Capstead Mortgage Corp.	927,546	10,639
Sun Communities Inc.	265,505	10,591
NorthStar Realty Finance Corp.	1,502,731	10,579
Government Properties Income Trust	436,649	10,466
Fifth Street Finance Corp.	988,072	10,296
Mercury General Corp.	258,056	10,242
* Enstar Group Ltd.	91,365	10,231
Symetra Financial Corp.	783,622	10,171
LTC Properties Inc.	286,199	10,071
Selective Insurance Group Inc.	516,590	9,955
Home Loan Servicing Solutions Ltd.	526,502	9,951
Glacier Bancorp Inc.	676,231	9,947
Community Bank System Inc.	352,483	9,644
MB Financial Inc.	487,673	9,632
Retail Properties of America Inc.	799,860	9,574
PrivateBancorp Inc.	623,180	9,547
Colony Financial Inc.	481,466	9,389
Main Street Capital Corp.	305,011	9,306
Bank of the Ozarks Inc.	276,396	9,251
First Financial Bankshares Inc.	236,698	9,234
International Bancshares Corp.	505,553	9,125
Pennsylvania REIT	500,138	8,822
First Midwest Bancorp Inc.	703,579	8,809
CVB Financial Corp.	837,165	8,707
Equity Lifestyle Properties Inc.	129,173	8,692
Franklin Street Properties Corp.	701,558	8,636
Hersha Hospitality Trust Class A	1,679,524	8,398
Solar Capital Ltd.	344,979	8,248
First Financial Bancorp	549,899	8,040
Nelnet Inc. Class A	269,384	8,025
CubeSmart	550,108	8,015
First Citizens BancShares Inc. Class A	48,776	7,975
Argo Group International Holdings Ltd.	237,403	7,974
CreXus Investment Corp.	648,223	7,941
Astoria Financial Corp.	832,479	7,792
Provident Financial Services Inc.	509,515	7,602
Chesapeake Lodging Trust	363,782	7,596
BankUnited Inc.	309,850	7,573
Sabra Health Care REIT Inc.	348,235	7,564
Anworth Mortgage Asset Corp.	1,308,148	7,561
Investors Real Estate Trust	862,010	7,525
Associated Estates Realty Corp.	465,977	7,512
Park National Corp.	116,043	7,500
* Western Alliance Bancorp	704,555	7,419
Horace Mann Educators Corp.	370,746	7,400
Sterling Financial Corp.	350,937	7,328
American Capital Mortgage Investment Corp.	309,014	7,283
PacWest Bancorp	285,741	7,081
Inland Real Estate Corp.	840,100	7,040
BlackRock Kelso Capital Corp.	693,898	6,981
* Citizens Republic Bancorp Inc.	361,623	6,860
American Equity Investment Life Holding Co.	558,949	6,825
PennantPark Investment Corp.	616,993	6,784
First Commonwealth Financial Corp.	984,112	6,712
Columbia Banking System Inc.	372,731	6,687
Triangle Capital Corp.	256,170	6,530
* National Financial Partners Corp.	376,307	6,450
NBT Bancorp Inc.	316,978	6,425
Infinity Property & Casualty Corp.	109,995	6,406
Pebblebrook Hotel Trust	276,975	6,398
Ashford Hospitality Trust Inc.	608,449	6,395

51

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
ViewPoint Financial Group Inc.	295,901	6,196
Retail Opportunity Investments Corp.	481,270	6,189
Independent Bank Corp.	213,679	6,186
Chemical Financial Corp.	258,349	6,138
Interactive Brokers Group Inc.	447,224	6,118
Tower Group Inc.	342,559	6,087
SCBT Financial Corp.	150,470	6,046
Boston Private Financial Holdings Inc.	667,518	6,014
First Potomac Realty Trust	479,817	5,931
Oritani Financial Corp.	382,160	5,855
Ramco-Gershenson Properties Trust	439,249	5,846
* Pinnacle Financial Partners Inc.	309,480	5,831
WesBanco Inc.	261,229	5,804
STAG Industrial Inc.	322,042	5,787
Universal Health Realty Income Trust	113,151	5,727
Cohen & Steers Inc.	186,069	5,670
Oriental Financial Group Inc.	423,899	5,659
* Forestar Group Inc.	325,754	5,645
Brookline Bancorp Inc.	662,313	5,630
Berkshire Hills Bancorp Inc.	235,411	5,617
* Ezcorp Inc. Class A	281,452	5,590
Banner Corp.	181,692	5,583
Education Realty Trust Inc.	523,495	5,570
Hercules Technology Growth Capital Inc.	499,553	5,560
* Navigators Group Inc.	105,297	5,378
Safety Insurance Group Inc.	115,033	5,311
Excel Trust Inc.	410,175	5,197
Resource Capital Corp.	913,754	5,117
* Piper Jaffray Cos.	158,442	5,091
S&T Bancorp Inc.	273,605	4,944
* Strategic Hotels & Resorts Inc.	772,499	4,944
City Holding Co.	139,195	4,851
Cousins Properties Inc.	576,274	4,812
Saul Centers Inc.	112,331	4,807
Ryman Hospitality Properties	123,805	4,762
Evercore Partners Inc. Class A	156,847	4,735
Maiden Holdings Ltd.	512,348	4,708
Parkway Properties Inc.	336,432	4,707
TrustCo Bank Corp. NY	886,768	4,682
* AMERISAFE Inc.	170,904	4,657
* DFC Global Corp.	251,015	4,646
Apollo Residential Mortgage Inc.	228,582	4,615
Dynex Capital Inc.	488,289	4,609
Sandy Spring Bancorp Inc.	233,876	4,542
Getty Realty Corp.	251,053	4,534
Renasant Corp.	236,001	4,517
State Bank Financial Corp.	283,158	4,497
United Fire Group Inc.	203,260	4,439
* World Acceptance Corp.	59,103	4,407
* First Industrial Realty Trust Inc.	307,240	4,326
Flushing Financial Corp.	276,326	4,239
Western Asset Mortgage Capital Corp.	210,052	4,153
* PICO Holdings Inc.	203,426	4,123
Community Trust Bancorp Inc.	124,445	4,079
* Flagstar Bancorp Inc.	209,903	4,072
Amtrust Financial Services Inc.	140,790	4,039
Select Income REIT	162,692	4,030
West Coast Bancorp	181,453	4,019
Dime Community Bancshares Inc.	283,773	3,942
Summit Hotel Properties Inc.	409,295	3,888
TICC Capital Corp.	383,690	3,883
Radian Group Inc.	627,171	3,832
Kennedy-Wilson Holdings Inc.	272,932	3,816
Kite Realty Group Trust	680,288	3,803

52

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Apollo Commercial Real Estate Finance Inc.	233,249	3,786
Lakeland Financial Corp.	146,074	3,775
American National Insurance Co.	53,615	3,661
* Bancorp Inc.	332,222	3,644
Tompkins Financial Corp.	91,761	3,637
FBL Financial Group Inc. Class A	106,263	3,635
CapLease Inc.	649,413	3,617
Simmons First National Corp. Class A	142,155	3,605
First Busey Corp.	774,382	3,601
National Western Life Insurance Co. Class A	22,666	3,575
TowneBank	230,347	3,568
* iStar Financial Inc.	434,902	3,544
* Wilshire Bancorp Inc.	603,789	3,544
Urstadt Biddle Properties Inc. Class A	178,966	3,522
Duff & Phelps Corp. Class A	223,858	3,497
Provident New York Bancorp	374,124	3,483
Union First Market Bankshares Corp.	219,874	3,467
Rockville Financial Inc.	268,756	3,467
Washington Trust Bancorp Inc.	130,930	3,445
* Central Pacific Financial Corp.	217,037	3,384
* Eagle Bancorp Inc.	166,269	3,320
* Greenlight Capital Re Ltd. Class A	143,277	3,307
Southside Bancshares Inc.	155,247	3,269
BGC Partners Inc. Class A	944,899	3,269
* Investment Technology Group Inc.	361,314	3,252
* Walker & Dunlop Inc.	194,200	3,235
* Encore Capital Group Inc.	105,274	3,223
* Knight Capital Group Inc. Class A	917,594	3,221
MCG Capital Corp.	694,068	3,193
Golub Capital BDC Inc.	199,740	3,192
Monmouth Real Estate Investment Corp. Class A	304,615	3,156
Rouse Properties Inc.	184,804	3,127
Winthrop Realty Trust	280,360	3,098
StellarOne Corp.	217,822	3,080
1st Source Corp.	137,224	3,031
Cedar Realty Trust Inc.	573,468	3,028
Stewart Information Services Corp.	112,082	2,914
Capital Southwest Corp.	28,574	2,847
New Mountain Finance Corp.	190,899	2,844
Heartland Financial USA Inc.	108,279	2,831
Arrow Financial Corp.	113,146	2,823
^ New York Mortgage Trust Inc.	446,490	2,822
SY Bancorp Inc.	124,875	2,800
OneBeacon Insurance Group Ltd. Class A	201,329	2,798
United Financial Bancorp Inc.	177,511	2,790
WSFS Financial Corp.	65,461	2,766
First Community Bancshares Inc.	169,859	2,713
Lakeland Bancorp Inc.	265,291	2,701
* Green Dot Corp. Class A	220,677	2,692
Sterling Bancorp	290,995	2,651
First Financial Corp.	87,320	2,641
* HomeStreet Inc.	101,449	2,592
MVC Capital Inc.	212,990	2,588
Meadowbrook Insurance Group Inc.	446,364	2,580
Healthcare Trust of America Inc. Class A	259,852	2,573
Univest Corp. of Pennsylvania	150,238	2,569
Bryn Mawr Bank Corp.	113,852	2,535
CoBiz Financial Inc.	337,479	2,521
THL Credit Inc.	168,669	2,495
Hudson Pacific Properties Inc.	116,721	2,458
* United Community Banks Inc.	256,507	2,416
Bancfirst Corp.	56,913	2,411
* MGIC Investment Corp.	896,498	2,385
* INTL. FCStone Inc.	134,814	2,347

53

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Northfield Bancorp Inc.	151,945	2,317
Hudson Valley Holding Corp.	148,320	2,309
Camden National Corp.	67,773	2,302
State Auto Financial Corp.	153,240	2,289
Great Southern Bancorp Inc.	89,587	2,280
First Interstate Bancsystem Inc.	143,647	2,216
Westwood Holdings Group Inc.	53,142	2,173
Whitestone REIT	153,533	2,157
Trico Bancshares	128,533	2,153
GFI Group Inc.	662,873	2,148
National Interstate Corp.	73,873	2,129
TCP Capital Corp.	142,390	2,099
Republic Bancorp Inc. Class A	97,245	2,055
Calamos Asset Management Inc. Class A	190,116	2,010
Territorial Bancorp Inc.	87,152	1,991
* Southwest Bancorp Inc.	172,546	1,932
OceanFirst Financial Corp.	137,639	1,893
First Bancorp	142,646	1,829
* Global Indemnity plc	81,517	1,804
* FelCor Lodging Trust Inc.	385,898	1,802
Baldwin & Lyons Inc.	74,330	1,773
Homeowners Choice Inc.	79,251	1,648
Kansas City Life Insurance Co.	41,294	1,576
* Cowen Group Inc. Class A	640,742	1,570
Campus Crest Communities Inc.	126,034	1,545
* GSV Capital Corp.	180,439	1,521
Westfield Financial Inc.	205,534	1,486
* Phoenix Cos. Inc.	54,235	1,341
Donegal Group Inc. Class A	84,297	1,184
EMC Insurance Group Inc.	48,108	1,149
Oppenheimer Holdings Inc. Class A	65,546	1,132
GAMCO Investors Inc.	19,441	1,032
* Sun Bancorp Inc.	261,100	924
Crawford & Co. Class B	115,245	920
* Regional Management Corp.	52,539	870
Crawford & Co. Class A	140,506	792
First Connecticut Bancorp Inc.	57,300	788
Urstadt Biddle Properties Inc.	41,528	740
Artio Global Investors Inc. Class A	314,115	597
* Doral Financial Corp.	803,715	582
* Hampton Roads Bankshares Inc.	206,749	246
		3,067,537
Health Care (4.7%)
PerkinElmer Inc.	1,072,918	34,054
Teleflex Inc.	384,290	27,404
Community Health Systems Inc.	855,522	26,299
* Health Management Associates Inc. Class A	2,411,019	22,471
* Health Net Inc.	766,320	18,622
STERIS Corp.	519,931	18,057
* LifePoint Hospitals Inc.	460,568	17,386
Owens & Minor Inc.	598,308	17,058
* Alere Inc.	722,487	13,366
Hill-Rom Holdings Inc.	379,917	10,828
PDL BioPharma Inc.	1,315,462	9,274
* Amsurg Corp. Class A	296,759	8,906
Analogic Corp.	115,257	8,564
* Hanger Inc.	305,323	8,354
CONMED Corp.	267,623	7,480
* MedAssets Inc.	440,475	7,387
* Arena Pharmaceuticals Inc.	713,081	6,432
* Charles River Laboratories International Inc.	160,225	6,004
* Kindred Healthcare Inc.	500,615	5,417
Invacare Corp.	274,495	4,474
Ensign Group Inc.	161,360	4,387

54

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
National Healthcare Corp.	85,505	4,020
* PharMerica Corp.	277,679	3,954
Select Medical Holdings Corp.	394,331	3,718
* Symmetry Medical Inc.	344,705	3,626
* Vanguard Health Systems Inc.	289,558	3,547
* Immunogen Inc.	276,971	3,531
* Infinity Pharmaceuticals Inc.	97,060	3,397
* Triple-S Management Corp. Class B	182,271	3,367
* Isis Pharmaceuticals Inc.	315,254	3,298
* Amedisys Inc.	288,418	3,250
* NuVasive Inc.	204,863	3,167
Universal American Corp.	359,619	3,089
* Alnylam Pharmaceuticals Inc.	154,510	2,820
* Nektar Therapeutics	379,442	2,812
* AngioDynamics Inc.	245,546	2,699
* Greatbatch Inc.	111,666	2,595
Quality Systems Inc.	137,229	2,382
* AMN Healthcare Services Inc.	183,792	2,123
* Natus Medical Inc.	183,906	2,056
Assisted Living Concepts Inc. Class A	187,478	1,828
* Gentiva Health Services Inc.	166,993	1,678
* Lexicon Pharmaceuticals Inc.	753,303	1,672
* Omnicell Inc.	108,801	1,618
Almost Family Inc.	79,136	1,603
* XenoPort Inc.	200,574	1,558
* Idenix Pharmaceuticals Inc.	320,135	1,553
* LHC Group Inc.	72,444	1,543
Enzon Pharmaceuticals Inc.	328,134	1,454
* Skilled Healthcare Group Inc.	201,735	1,285
* Achillion Pharmaceuticals Inc.	154,177	1,236
* AVANIR Pharmaceuticals Inc.	400,697	1,054
* Geron Corp.	613,121	864
* AVEO Pharmaceuticals Inc.	107,108	862
* Palomar Medical Technologies Inc.	86,838	800
* Clovis Oncology Inc.	38,467	615
* BioMimetic Therapeutics Inc.	69,142	501
* Progenics Pharmaceuticals Inc.	137,179	409
* Sunesis Pharmaceuticals Inc.	84,719	356
* Corcept Therapeutics Inc.	220,738	316
* Biotime Inc.	91,487	287
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	62,138	59
		364,826
Industrials (15.3%)
Carlisle Cos. Inc.	588,727	34,594
Kennametal Inc.	753,493	30,140
* Terex Corp.	1,039,284	29,214
Regal-Beloit Corp.	397,722	28,027
* WESCO International Inc.	411,221	27,729
Trinity Industries Inc.	742,999	26,614
Ryder System Inc.	480,758	24,004
* Oshkosh Corp.	775,728	23,000
* AECOM Technology Corp.	957,102	22,779
EMCOR Group Inc.	625,860	21,661
Lennox International Inc.	407,776	21,416
Huntington Ingalls Industries Inc.	465,621	20,180
Crane Co.	431,471	19,968
Exelis Inc.	1,756,951	19,801
ITT Corp.	825,453	19,365
Alliant Techsystems Inc.	307,735	19,067
Belden Inc.	421,979	18,985
Geo Group Inc.	666,173	18,786
* Esterline Technologies Corp.	290,695	18,491
GATX Corp.	418,928	18,140
Harsco Corp.	759,227	17,842

55

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* EnerSys Inc.	452,430	17,025
Macquarie Infrastructure Co. LLC	373,583	17,020
Brady Corp. Class A	462,035	15,432
Deluxe Corp.	476,302	15,356
* General Cable Corp.	468,870	14,258
Acuity Brands Inc.	199,500	13,512
* FTI Consulting Inc.	396,160	13,073
Curtiss-Wright Corp.	398,064	13,068
Brink's Co.	449,736	12,831
HNI Corp.	426,199	12,812
Mine Safety Appliances Co.	295,380	12,616
Granite Construction Inc.	345,692	11,622
United Stationers Inc.	361,900	11,215
* Atlas Air Worldwide Holdings Inc.	248,998	11,033
Watts Water Technologies Inc. Class A	247,944	10,659
Robbins & Myers Inc.	178,580	10,617
TAL International Group Inc.	284,010	10,332
ABM Industries Inc.	508,335	10,141
* Shaw Group Inc.	217,110	10,119
* GrafTech International Ltd.	1,070,692	10,054
* USG Corp.	353,147	9,913
Matson Inc.	398,623	9,854
Steelcase Inc. Class A	752,406	9,586
Briggs & Stratton Corp.	449,683	9,479
ESCO Technologies Inc.	251,301	9,401
Werner Enterprises Inc.	410,982	8,906
Generac Holdings Inc.	256,400	8,797
Aircastle Ltd.	655,526	8,220
CLARCOR Inc.	164,809	7,875
* ACCO Brands Corp.	1,064,615	7,814
Simpson Manufacturing Co. Inc.	236,077	7,741
* Air Lease Corp.	350,318	7,532
* Teledyne Technologies Inc.	115,038	7,486
Kaydon Corp.	302,058	7,228
Quanex Building Products Corp.	346,706	7,076
AAR Corp.	377,425	7,050
Mueller Industries Inc.	134,811	6,745
Universal Forest Products Inc.	176,105	6,699
Watsco Inc.	88,039	6,594
McGrath RentCorp	221,126	6,417
Apogee Enterprises Inc.	266,321	6,384
Barnes Group Inc.	280,199	6,293
Standex International Corp.	118,506	6,078
G&K Services Inc. Class A	177,594	6,065
Titan International Inc.	276,204	5,999
AZZ Inc.	155,112	5,961
* MRC Global Inc.	214,558	5,960
CIRCOR International Inc.	147,110	5,824
* Wabash National Corp.	642,520	5,763
Albany International Corp.	252,295	5,722
Altra Holdings Inc.	254,598	5,614
* Navigant Consulting Inc.	487,649	5,442
Cascade Corp.	84,199	5,414
Kaman Corp.	145,206	5,344
Viad Corp.	190,446	5,172
Great Lakes Dredge & Dock Corp.	531,884	4,750
Encore Wire Corp.	156,253	4,736
Interface Inc. Class A	294,498	4,736
Cubic Corp.	98,564	4,728
^ Quad/Graphics Inc.	230,575	4,701
Amerco Inc.	36,931	4,683
* Tutor Perini Corp.	335,151	4,592
* JetBlue Airways Corp.	794,958	4,539
* Federal Signal Corp.	586,811	4,466

56

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Gibraltar Industries Inc.	276,218	4,397
*	ICF International Inc.	185,405	4,346
	Comfort Systems USA Inc.	351,169	4,270
	Kelly Services Inc. Class A	268,899	4,232
	H&E Equipment Services Inc.	280,847	4,232
*	Dycom Industries Inc.	205,508	4,069
	US Ecology Inc.	172,362	4,057
*	Greenbrier Cos. Inc.	243,852	3,943
	LB Foster Co. Class A	90,618	3,936
	SkyWest Inc.	313,371	3,905
	Ennis Inc.	246,027	3,806
*	Powell Industries Inc.	89,429	3,714
*	Korn/Ferry International	227,984	3,616
*	Spirit Airlines Inc.	203,023	3,598
*	Saia Inc.	151,032	3,492
*	DigitalGlobe Inc.	122,984	3,006
	Douglas Dynamics Inc.	207,575	2,987
*	Engility Holdings Inc.	154,327	2,972
*	TrueBlue Inc.	188,467	2,968
*	Consolidated Graphics Inc.	84,597	2,954
*	GeoEye Inc.	95,023	2,920
	Kimball International Inc. Class B	249,010	2,891
	American Railcar Industries Inc.	90,712	2,878
*	Columbus McKinnon Corp.	174,152	2,877
	Marten Transport Ltd.	155,835	2,866
*	Kadant Inc.	107,228	2,843
	Global Power Equipment Group Inc.	162,356	2,784
	Multi-Color Corp.	113,907	2,733
*	Wesco Aircraft Holdings Inc.	206,173	2,724
	FreightCar America Inc.	112,713	2,527
*	EnergySolutions Inc.	766,877	2,393
*	CBIZ Inc.	400,506	2,367
	Heidrick & Struggles International Inc.	153,541	2,343
*	CAI International Inc.	105,181	2,309
	Heartland Express Inc.	170,033	2,222
	Alamo Group Inc.	67,665	2,209
	Arkansas Best Corp.	230,590	2,202
	CDI Corp.	128,257	2,197
	Sauer-Danfoss Inc.	40,215	2,146
*	Northwest Pipe Co.	88,975	2,123
*	Titan Machinery Inc.	83,179	2,054
*	Air Transport Services Group Inc.	510,109	2,046
	Michael Baker Corp.	80,952	2,018
	SeaCube Container Leasing Ltd.	105,759	1,994
	Griffon Corp.	170,393	1,953
*	Hawaiian Holdings Inc.	295,970	1,945
	Houston Wire & Cable Co.	158,214	1,941
	Schawk Inc. Class A	145,565	1,916
	Pike Electric Corp.	199,224	1,903
*	CRA International Inc.	95,956	1,897
*,^	Swisher Hygiene Inc.	1,056,481	1,849
	Hyster-Yale Materials Handling Inc.	36,267	1,770
	Dynamic Materials Corp.	126,227	1,755
*	TMS International Corp. Class A	135,452	1,696
*	Republic Airways Holdings Inc.	279,675	1,589
*	Ameresco Inc. Class A	161,880	1,588
*	Layne Christensen Co.	64,821	1,573
*	Ducommun Inc.	94,021	1,520
	Ampco-Pittsburgh Corp.	72,458	1,448
*	Sterling Construction Co. Inc.	145,492	1,446
*	Cenveo Inc.	534,664	1,444
	Twin Disc Inc.	80,015	1,395
*	Accuride Corp.	376,381	1,208
*	Vicor Corp.	196,475	1,065

57

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Orion Marine Group Inc.	126,702	926
	Preformed Line Products Co.	14,652	871
*	Pacer International Inc.	219,186	855
*	Patriot Transportation Holding Inc.	28,442	809
*	Metalico Inc.	399,850	784
*	Genco Shipping & Trading Ltd.	205,743	718
*	American Reprographics Co.	246,304	631
*	Quality Distribution Inc.	103,852	623
*	American Superconductor Corp.	196,692	515
*	Hill International Inc.	126,413	463
*	Pendrell Corp.	339,308	431
*	Dolan Co.	96,146	374
*	Tecumseh Products Co. Class A	22,787	105
			1,196,149
Information Technology (10.6%)
	Broadridge Financial Solutions Inc.	1,174,750	26,878
	AOL Inc.	883,828	26,170
*	NCR Corp.	972,657	24,783
*	Ingram Micro Inc.	1,411,596	23,884
*	Brocade Communications Systems Inc.	4,098,361	21,844
	Lender Processing Services Inc.	796,469	19,609
*	Teradyne Inc.	1,146,707	19,368
	Convergys Corp.	1,059,442	17,385
	Diebold Inc.	565,842	17,320
*	Fairchild Semiconductor International Inc. Class A	1,193,275	17,183
*	Itron Inc.	372,357	16,589
*	Tech Data Corp.	355,715	16,196
*	Arris Group Inc.	1,066,969	15,941
*	Rovi Corp.	1,027,862	15,860
	Lexmark International Inc. Class A	662,615	15,366
*	Mentor Graphics Corp.	878,822	14,958
	Cypress Semiconductor Corp.	1,329,697	14,414
*	Advanced Micro Devices Inc.	5,655,117	13,572
*	Vishay Intertechnology Inc.	1,233,107	13,108
	j2 Global Inc.	407,443	12,460
*	EchoStar Corp. Class A	353,135	12,084
*	International Rectifier Corp.	651,829	11,557
*,^	First Solar Inc.	372,788	11,512
*	Microsemi Corp.	543,618	11,438
*	Polycom Inc.	1,080,680	11,304
*	CACI International Inc. Class A	202,412	11,139
	ADTRAN Inc.	565,065	11,041
*	Compuware Corp.	1,013,269	11,014
*	PMC - Sierra Inc.	1,959,662	10,210
	Intersil Corp. Class A	1,199,392	9,943
*	Zynga Inc. Class A	4,146,878	9,828
*	Benchmark Electronics Inc.	527,506	8,767
*	Sanmina Corp.	766,732	8,488
*	SYNNEX Corp.	245,500	8,440
*	Take-Two Interactive Software Inc.	762,713	8,397
	MKS Instruments Inc.	322,981	8,326
*	Progress Software Corp.	387,079	8,125
	Tessera Technologies Inc.	488,272	8,017
*	Spansion Inc. Class A	565,292	7,863
*	Kulicke & Soffa Industries Inc.	627,773	7,527
	Tellabs Inc.	3,280,159	7,479
*	Insight Enterprises Inc.	418,514	7,270
	Cognex Corp.	191,689	7,058
*	MEMC Electronic Materials Inc.	2,170,154	6,966
	EarthLink Inc.	995,605	6,432
*	Integrated Device Technology Inc.	876,240	6,397
*	ATMI Inc.	300,077	6,266
*	Monster Worldwide Inc.	1,111,304	6,246
*	Emulex Corp.	838,951	6,124

58

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Rofin-Sinar Technologies Inc.	268,208	5,815
*	CSG Systems International Inc.	318,336	5,787
	Mantech International Corp. Class A	223,022	5,785
*	Harmonic Inc.	1,106,757	5,611
*	Web.com Group Inc.	370,444	5,483
	AVX Corp.	480,205	5,177
*	TiVo Inc.	411,742	5,073
	Brooks Automation Inc.	626,057	5,040
*	Digital River Inc.	336,689	4,845
*	Newport Corp.	359,461	4,835
	Park Electrochemical Corp.	186,790	4,806
	United Online Inc.	856,790	4,789
*	Bankrate Inc.	378,116	4,708
*	Advanced Energy Industries Inc.	337,283	4,658
*	TTM Technologies Inc.	503,501	4,632
*	OmniVision Technologies Inc.	328,692	4,628
*	Global Cash Access Holdings Inc.	587,933	4,609
	Comtech Telecommunications Corp.	168,790	4,284
	Booz Allen Hamilton Holding Corp.	306,088	4,261
*	TeleTech Holdings Inc.	230,728	4,107
*	Rudolph Technologies Inc.	303,825	4,086
*	Power-One Inc.	977,021	4,016
	Daktronics Inc.	355,741	3,938
	EPIQ Systems Inc.	304,096	3,886
	Cass Information Systems Inc.	91,897	3,878
*	Checkpoint Systems Inc.	361,032	3,877
	Black Box Corp.	158,616	3,861
	Methode Electronics Inc.	350,704	3,518
*,^	Amkor Technology Inc.	806,353	3,427
*	Photronics Inc.	566,570	3,377
	CTS Corp.	288,158	3,063
	Badger Meter Inc.	64,005	3,034
*	Super Micro Computer Inc.	293,500	2,994
*	Intermec Inc.	295,678	2,915
*	Fabrinet	211,489	2,779
	Electro Scientific Industries Inc.	275,379	2,740
	Electro Rent Corp.	168,689	2,594
*	Symmetricom Inc.	393,064	2,268
*	IntraLinks Holdings Inc.	364,131	2,247
*	GSI Group Inc.	255,447	2,212
*	CIBER Inc.	658,152	2,198
*	SunPower Corp. Class A	388,672	2,184
*	Infinera Corp.	367,942	2,138
*	Kemet Corp.	419,479	2,110
*	Avid Technology Inc.	272,206	2,063
*	Aviat Networks Inc.	572,403	1,883
*	QuinStreet Inc.	279,646	1,879
*	Net 1 UEPS Technologies Inc.	361,671	1,848
*	Cray Inc.	106,894	1,705
*	Pericom Semiconductor Corp.	209,069	1,679
*	RealNetworks Inc.	212,197	1,604
*	Vocus Inc.	91,900	1,597
*	Anaren Inc.	71,710	1,395
*	FormFactor Inc.	303,493	1,384
*	Alpha & Omega Semiconductor Ltd.	163,327	1,372
	Bel Fuse Inc. Class B	66,722	1,304
	Cohu Inc.	108,539	1,177
*	Multi-Fineline Electronix Inc.	57,708	1,166
*	TeleCommunication Systems Inc. Class A	466,377	1,152
*	Aeroflex Holding Corp.	158,539	1,110
*	ModusLink Global Solutions Inc.	369,820	1,072
	Keynote Systems Inc.	74,526	1,050
	Marchex Inc. Class B	226,467	931
*	Imation Corp.	192,108	897

59

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	TechTarget Inc.	150,971	838
	Supertex Inc.	46,786	821
*	Envestnet Inc.	58,055	810
*	Sigma Designs Inc.	153,629	791
*	Saba Software Inc.	87,723	767
*	XO Group Inc.	80,265	746
*	Mitel Networks Corp.	206,717	649
*	Agilysys Inc.	72,294	605
*	Intevac Inc.	109,516	501
*	Viasystems Group Inc.	35,087	428
*	Oclaro Inc.	248,900	391
*	STR Holdings Inc.	126,486	319
	Bel Fuse Inc. Class A	14,975	258
			826,611
Materials (6.6%)
	RPM International Inc.	1,241,566	36,452
	Packaging Corp. of America	923,110	35,512
	Cytec Industries Inc.	411,496	28,323
	Cabot Corp.	595,223	23,684
	Compass Minerals International Inc.	311,337	23,260
	Sensient Technologies Corp.	470,227	16,721
	Olin Corp.	753,805	16,275
	Hecla Mining Co.	2,689,908	15,682
	Commercial Metals Co.	985,411	14,643
	Carpenter Technology Corp.	273,746	14,134
	Minerals Technologies Inc.	332,501	13,273
	Tronox Ltd. Class A	725,304	13,237
	Worthington Industries Inc.	489,086	12,711
*	Resolute Forest Products	933,676	12,362
	Greif Inc. Class A	236,568	10,527
*	Coeur d'Alene Mines Corp.	422,554	10,395
*	SunCoke Energy Inc.	658,769	10,270
	Silgan Holdings Inc.	244,761	10,180
	Kaiser Aluminum Corp.	163,410	10,081
*	Chemtura Corp.	461,612	9,814
	Innophos Holdings Inc.	205,051	9,535
	Georgia Gulf Corp.	210,861	8,704
*	Clearwater Paper Corp.	218,555	8,559
	A Schulman Inc.	278,129	8,046
*	RTI International Metals Inc.	271,270	7,476
	AMCOL International Corp.	240,264	7,371
*	Kraton Performance Polymers Inc.	303,507	7,293
	Boise Inc.	898,531	7,143
	PH Glatfelter Co.	401,670	7,021
	Schnitzer Steel Industries Inc.	226,359	6,865
*	OM Group Inc.	304,205	6,753
	Quaker Chemical Corp.	122,239	6,584
	Haynes International Inc.	115,363	5,984
	Stepan Co.	107,650	5,979
	AK Steel Holding Corp.	1,253,602	5,767
	Schweitzer-Mauduit International Inc.	146,546	5,720
*	Calgon Carbon Corp.	349,994	4,963
*	Texas Industries Inc.	94,748	4,833
	Materion Corp.	182,682	4,710
^	Kronos Worldwide Inc.	219,334	4,277
	Neenah Paper Inc.	148,448	4,226
*	Horsehead Holding Corp.	411,981	4,206
	Myers Industries Inc.	253,817	3,845
	Buckeye Technologies Inc.	131,582	3,778
	Wausau Paper Corp.	417,732	3,618
*,^	Molycorp Inc.	374,952	3,540
*	Ferro Corp.	776,926	3,248
*	Mercer International Inc.	448,934	3,214
*	Headwaters Inc.	335,343	2,871

60

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* Century Aluminum Co.	323,757	2,836
Tredegar Corp.	137,909	2,816
Metals USA Holdings Corp.	157,546	2,756
* AM Castle & Co.	164,122	2,424
* Zoltek Cos. Inc.	276,628	2,144
Olympic Steel Inc.	86,638	1,918
Noranda Aluminum Holding Corp.	205,533	1,256
* Golden Minerals Co.	159,087	730
		520,545
Telecommunication Services (0.7%)
Telephone & Data Systems Inc.	859,019	19,019
Consolidated Communications Holdings Inc.	356,251	5,672
* Clearwire Corp. Class A	1,662,507	4,805
* Premiere Global Services Inc.	438,172	4,285
* Vonage Holdings Corp.	1,598,090	3,788
Shenandoah Telecommunications Co.	213,935	3,275
* Iridium Communications Inc.	485,946	3,275
USA Mobility Inc.	209,225	2,444
Atlantic Tele-Network Inc.	56,981	2,092
NTELOS Holdings Corp.	150,913	1,978
* Leap Wireless International Inc.	240,536	1,600
Lumos Networks Corp.	150,233	1,505
IDT Corp. Class B	138,510	1,321
Alaska Communications Systems Group Inc.	436,048	846
* Elephant Talk Communications Corp.	187,002	187
		56,092
Utilities (6.7%)
Westar Energy Inc.	1,188,118	34,004
Questar Corp.	1,652,641	32,656
Atmos Energy Corp.	848,146	29,787
Great Plains Energy Inc.	1,443,174	29,311
Hawaiian Electric Industries Inc.	913,031	22,954
Cleco Corp.	570,984	22,845
Vectren Corp.	771,719	22,689
Piedmont Natural Gas Co. Inc.	676,176	21,171
IDACORP Inc.	471,636	20,445
Portland General Electric Co.	710,235	19,432
WGL Holdings Inc.	484,992	19,007
Southwest Gas Corp.	434,635	18,433
UIL Holdings Corp.	477,329	17,093
UNS Energy Corp.	388,765	16,491
New Jersey Resources Corp.	391,817	15,524
PNM Resources Inc.	750,440	15,392
South Jersey Industries Inc.	290,814	14,637
Black Hills Corp.	395,493	14,372
Avista Corp.	553,639	13,348
ALLETE Inc.	324,628	13,303
NorthWestern Corp.	349,706	12,145
El Paso Electric Co.	358,301	11,433
Northwest Natural Gas Co.	252,261	11,150
MGE Energy Inc.	217,316	11,072
CH Energy Group Inc.	133,362	8,698
American States Water Co.	177,786	8,530
Empire District Electric Co.	397,854	8,108
Laclede Group Inc.	200,902	7,757
Otter Tail Corp.	306,458	7,662
California Water Service Group	374,954	6,880
Chesapeake Utilities Corp.	90,141	4,092
SJW Corp.	122,450	3,257
Unitil Corp.	123,049	3,190
Connecticut Water Service Inc.	99,707	2,969
Middlesex Water Co.	147,677	2,889
Ormat Technologies Inc.	149,626	2,885
Genie Energy Ltd. Class B	149,878	1,064

61

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2012

					Market
					Value
				Shares	($000)
	NRG Energy Inc.			1	—
					526,675
Total Common Stocks (Cost $7,351,968)					7,802,592

		Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
2,3	Vanguard Market Liquidity Fund	0.162%		44,078,854	44,079

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae Discount Notes	0.097%	3/27/13	2,500	2,499
5,6	Federal Home Loan Bank Discount Notes	0.090%	3/8/13	500	500
					2,999
Total Temporary Cash Investments (Cost $47,078)					47,078
Total Investments (100.3%) (Cost $7,399,046)					7,849,670
Other Assets and Liabilities—Net (-0.3%)[3,5]					(25,984)
Net Assets (100%)					7,823,686

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $22,575,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $23,959,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $2,300,000 and cash of $2,500,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

62

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) as of December 31, 2012 and for the year then ended and have issued our unqualified report thereon dated February 14, 2013. Our audits included audits of the Funds' schedules of investments as of December 31, 2012. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2013

63

© 2013 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 480 022013

Annual Report | December 31, 2012

Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios

Vanguard Extended Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund

> For the year ended December 31, 2012, returns for Investor Shares of Vanguard’s mid-capitalization U.S. stock index funds ranged from 18.31% for Vanguard Extended Market Index Fund to 15.80% for Vanguard Mid-Cap Index Fund.

> The funds’ returns were in line with those of their target indexes.

> All except the Mid-Cap Value Index Fund outperformed the average returns of their peers.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Extended Market Index Fund.	10
Mid-Cap Index Fund.	31
Mid-Cap Growth Index Fund.	55
Mid-Cap Value Index Fund.	71
Your Fund’s After-Tax Returns.	90
About Your Fund’s Expenses.	92
Glossary.	95

Mid-Cap Index Fund
Mid-Cap Growth Index Fund
Mid-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012

Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	18.31%
Admiral™ Shares	18.48
Signal® Shares	18.48
Institutional Shares	18.50
Institutional Plus Shares	18.52
ETF Shares
Market Price	18.64
Net Asset Value	18.48
S&P Completion Index	18.45
Mid-Cap Core Funds Average	15.66
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Mid-Cap Index Fund
Investor Shares	15.80%
Admiral Shares	15.99
Signal Shares	16.02
Institutional Shares	16.01
Institutional Plus Shares	16.03
ETF Shares
Market Price	16.01
Net Asset Value	15.98
MSCI US Mid Cap 450 Index	16.04
Mid-Cap Core Funds Average	15.66
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012

Total
Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	15.81%
Admiral Shares	15.96
ETF Shares
Market Price	16.02
Net Asset Value	15.94
MSCI US Mid Cap Growth Index	16.03
Mid-Cap Growth Funds Average	13.58
Mid-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
Vanguard Mid-Cap Value Index Fund
Investor Shares	15.91%
Admiral Shares	16.02
ETF Shares
Market Price	16.00
Net Asset Value	16.04
MSCI US Mid Cap Value Index	16.09
Mid-Cap Value Funds Average	16.71
Mid-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance

December 31, 2011, Through December 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$39.34	$45.86	$0.683	$0.000
Admiral Shares	39.35	45.87	0.751	0.000
Signal Shares	33.81	39.41	0.645	0.000
Institutional Shares	39.34	45.86	0.758	0.000
Institutional Plus Shares	97.10	113.18	1.901	0.000
ETF Shares	51.87	60.46	0.992	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$19.65	$22.47	$0.284	$0.000
Admiral Shares	89.15	101.97	1.438	0.000
Signal Shares	28.13	32.18	0.456	0.000
Institutional Shares	19.69	22.52	0.322	0.000
Institutional Plus Shares	97.12	111.08	1.609	0.000
ETF Shares	71.99	82.33	1.162	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$23.43	$26.99	$0.145	$0.000
Admiral Shares	25.66	29.55	0.204	0.000
ETF Shares	59.61	68.64	0.473	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$20.34	$23.16	$0.416	$0.000
Admiral Shares	26.77	30.47	0.590	0.000
ETF Shares	51.67	58.82	1.136	0.000

Chairman’s Letter

Dear Shareholder,

Vanguard’s four mid-capitalization stock index funds produced strong returns for 2012, as U.S. stocks bounced back from a lackluster 2011.

For the fiscal year ended December 31, Vanguard Extended Market Index Fund returned 18.31%. Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Mid-Cap Value Index Fund each returned nearly 16%. (All returns are for the funds’ Investor Shares.)

All four funds closely tracked their target indexes for the year. All but the Value Fund outperformed the average returns of their peers.

If you hold any of these funds in a taxable account, you may wish to review the after-tax returns that appear later in this report.

With help from central banks, stocks posted strong results
Stocks around the world recorded double-digit gains for the 12 months ended December 31, with international stocks faring even better than their U.S. counterparts.

European stocks shook off investors’ concerns to deliver some of the best results, rising about 19% compared with about 16% for U.S. stocks. The rally came as European central bankers moved to address worries about the finances of governments and banks. Still, Vanguard economists expect Europe to remain a trouble spot, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

In the United States, the Federal Reserve continued buying bonds and mortgage-backed securities to try to stimulate growth. The Fed’s actions seemed to buoy both stock and bond returns.

Attention to the nation’s considerable budget challenges intensified as 2012 drew to a close. The focus on the “fiscal cliff” led to nervousness in the markets before policymakers reached a limited tax-rate agreement on the cusp of the new year. The compromise legislation, which President Barack Obama signed into law on January 2, addressed some immediate concerns, but a credible long-term deficit-reduction strategy had yet to be crafted to resolve the nation’s fiscal imbalance and open the way for growth.

Bond returns were solid, but challenges lie ahead
The broad U.S. taxable bond market returned about 4% for the 12 months. Municipal bonds performed especially well, returning more than 6%.

As bond prices rose, the yield of the 10-year U.S. Treasury note slipped to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) By the end of the period, the yield had climbed, but it remained exceptionally low by historical standards.

Market Barometer

		Average Annual Total Returns
	Periods Ended December 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.42%	11.12%	1.92%
Russell 2000 Index (Small-caps)	16.35	12.25	3.56
Russell 3000 Index (Broad U.S. market)	16.42	11.20	2.04
MSCI All Country World Index ex USA (International)	16.83	3.87	-2.89

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	4.21%	6.19%	5.95%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.78	6.57	5.91
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.44

CPI
Consumer Price Index	1.74%	2.06%	1.80%

Although bonds can provide critical diversification benefits to a portfolio, their prospects look much less promising than they had in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished. (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

As it has since late 2008, the Fed held its target for short-term interest rates between 0% and 0.25%, which kept a tight lid on returns from money market funds and savings accounts.

Financial sector’s turnaround boosted mid-cap funds’ results
The broad U.S. stock market began 2012 with its best first-quarter performance in more than a decade. With the U.S. economy showing promising growth and the Eurozone debt crisis seemingly under control, mid-cap stocks of all styles rose.

For the rest of the year, it was far from smooth sailing. Mid-cap stocks gave back most of their early gains by June before climbing relatively steadily through December, producing much stronger results than a year earlier, when returns were largely negative.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Extended Market Index Fund	0.28%	0.14%	0.14%	0.12%	0.10%	0.14%	1.28%
Mid-Cap Index Fund	0.24	0.10	0.10	0.08	0.06	0.10	1.28
Mid-Cap Growth Index Fund	0.24	0.10	—	—	—	0.10	1.40
Mid-Cap Value Index Fund	0.24	0.10	—	—	—	0.10	1.31

The fund expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the funds’ expense ratios were: for the Extended Market Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, and 0.10% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, and 0.10% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the Extended Market and Mid-Cap Index Funds, Mid-Cap Core Funds; for the Mid-Cap Growth Index Fund, Mid-Cap Growth Funds; for the Mid-Cap Value Index Fund, Mid-Cap Value Funds.

The Extended Market Index Fund, whose portfolio includes small-cap companies, posted the best 2012 return of the four funds in this report. Financial firms, its largest sector, enjoyed a remarkable turnaround in performance from 2011 and advanced 20%, providing the largest contribution to the fund’s returns. Banks, other diversified financial services providers, and companies that manage real estate also gained. And consumer discretionary, industrial, and health care stocks delivered impressive results as well.

Year-end total returns for Investor Shares of the three other mid-cap funds varied by only about one-tenth of a percentage point, from 15.80% for the Mid-Cap Index Fund to 15.81% for the Growth Fund to 15.91% for the Value Fund. Sector performance was comparable to that

Total Returns
Ten Years Ended December 31, 2012
Average
Annual Return
Extended Market Index Fund Investor Shares	10.58%
Spliced Extended Market Index	10.63
Mid-Cap Core Funds Average	8.94
For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived form data provided by Lipper Inc.

Mid-Cap Index Fund Investor Shares	9.90%
Spliced Mid-Cap Index	10.01
Mid-Cap Core Funds Average	8.94
For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived form data provided by Lipper Inc.

Mid-Cap Growth Index Fund Investor Shares (Returns since inception: 8/24/2006)	5.31%
MSCI US Mid Cap Growth Index	5.49
Mid-Cap Growth Funds Average	5.01
Mid-Cap Growth Funds Average: Derived form data provided by Lipper Inc.

Mid-Cap Value Index Fund Investor Shares (Returns since inception: 8/24/2006)	4.41%
MSCI US Mid Cap Value Index	4.59
Mid-Cap Value Funds Average	4.11
Mid-Cap Value Funds Average: Derived form data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

of the Extended Market Fund; financials, consumer discretionary, industrials, and health care did best.

The only weak sector across all four funds was energy (returns ranged from 1% to –3%), as falling U.S. crude oil prices squeezed industry profits.

The funds have produced a solid long-term record
For the decade ended December 31, 2012, the Extended Market Index Fund, helped by its inclusion of smaller-company stocks, returned an average of 10.58% a year for Investor Shares, with the Mid-Cap Index Fund not far behind at 9.90%. The Mid-Cap Growth and Value Index Funds—subsets of the Mid-Cap Index Fund—opened for business in August 2006; their average annual returns are more modest, as the 2008–2009 financial crisis diminished results for all stock funds.

Each of the four mid-cap funds has tracked its index closely, even though the benchmarks’ returns reflect no operating or transaction costs. Each fund’s average annual return has also surpassed that of its peer group.

The funds’ success in closely following their benchmarks’ performance is a tribute to their advisor, Vanguard Equity Investment Group, whose sophisticated portfolio construction and management techniques reflect more than 30 years of indexing experience. The advisor has been aided in this task, of course, by the funds’ low expenses.

Funds will seek to track new benchmark indexes
In early October, we announced that three of the four funds in this report would adopt new target benchmarks as part of a broader transition affecting 22 of our index funds. This transition, which we plan to complete by the middle of this year, is expected to produce significant long-term savings for Vanguard clients. As of January 31, we had already completed the transition for Vanguard Mid-Cap Index Fund.

The new benchmarks for the Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds are supplied by the University of Chicago’s Center for Research in Security Prices (CRSP). CRSP is one of 11 research centers at the University of Chicago Booth School of Business. In 1960, the research organization pioneered the development of U.S. stock market data that are widely used in academic and investment research today.

Gus Sauter united traditional values with pioneering investment acumen
When I was interviewing for a job at Vanguard in the mid-1980s, Jack Brennan, who would go on to become our chairman and CEO and is now chairman emeritus, described Vanguard as “a company with the intellectual rigor of Wall Street but with Midwestern values.”

I’m reminded of that when I think about Gus Sauter’s 25-year career at Vanguard. Gus retired as our chief investment officer at the end of December, having set the highest of standards for both intellectual achievement and devotion to doing the right thing for clients, colleagues, and community.

Gus played a pivotal role in transforming indexing from a novelty to an investing mainstay, a change that has benefited all investors. In addition, he developed our active quantitative equity strategies, oversaw the growth of our industry-leading expertise in fixed income, and ultimately helped Vanguard to become a global investment manager responsible for $2 trillion in client assets.

As for the Midwestern values, Gus—a native of Ohio, incidentally—served our clients with a dedication to thrift, candor, and common sense that has helped make Vanguard what it is. His colleagues knew that in any situation they could count on Gus to keep a level-headed, long-term outlook. Just two weeks after he started at Vanguard, Gus helped guide us through the stock market crash of 1987. Some 20 years later, he helped us navigate the financial crisis of 2008–2009.

An important aspect of Gus’s legacy is the team of world-class investment professionals that he cultivated at Vanguard. That team is now led by Tim Buckley, who oversaw our services for individual investors before becoming chief investment officer. I am confident that Tim will not only carry on Gus’s legacy, but also—as Gus himself put it—take Vanguard investment management to the next level.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 31, 2013

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

Extended Market Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VEXMX	VEXAX	VEMSX	VIEIX	VEMPX	VXF
Expense Ratio[1]	0.28%	0.14%	0.14%	0.12%	0.10%	0.14%
30-Day SEC Yield	1.01%	1.15%	1.15%	1.17%	1.19%	1.15%

Portfolio Characteristics
			DJ U.S.
			Total
		S&P	Market
		Completion	FA
	Fund	Index	Index
Number of Stocks	2,979	3,235	3,604
Median Market Cap	$2.8B	$2.8B	$35.1B
Price/Earnings Ratio	22.4x	22.5x	16.8x
Price/Book Ratio	2.0x	2.0x	2.1x
Return on Equity	9.6%	9.6%	17.1%
Earnings Growth Rate	9.1%	9.1%	9.7%
Dividend Yield	1.3%	1.2%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	12%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ U.S.
		Total
	S&P	Market
	Completion	FA
	Index	Index
R-Squared	1.00	0.96
Beta	1.00	1.19

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
General Motors Co.	Automobile
	Manufacturers	0.8%
Las Vegas Sands Corp.	Casinos & Gaming	0.6
Liberty Global Inc.	Cable & Satellite	0.5
Facebook Inc. Class A	Internet Software &
	Services	0.5
Liberty Media Corp. -
Liberty Capital Class A	Broadcasting	0.5
Regeneron
Pharmaceuticals Inc.	Biotechnology	0.5
Bunge Ltd.	Agricultural Products	0.4
Delta Air Lines Inc.	Airlines	0.4
Equinix Inc.	Internet Software &
	Services	0.4
Sirius XM Radio Inc.	Cable & Satellite	0.3
Top Ten		4.9%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares.

Extended Market Index Fund

Sector Diversification (% of equity exposure)
			DJ U.S.
			Total
		S&P	Market
		Completion	FA
	Fund	Index	Index
Consumer Discretionary 15.7%		15.7%	12.3%
Consumer Staples	3.5	3.5	9.3
Energy	6.1	6.1	10.2
Financials	21.8	21.8	16.9
Health Care	10.5	10.5	11.7
Industrials	16.1	16.0	11.1
Information Technology	15.5	15.5	18.3
Materials	6.0	6.0	4.0
Telecommunication
Services	1.1	1.1	2.7
Utilities	3.7	3.8	3.5

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Extended Market Index Fund Investor
Shares	18.31%	4.08%	10.58%	$27,346

Spliced Extended Market Index	18.45	4.09	10.63	27,464

Mid-Cap Core Funds Average	15.66	2.80	8.94	23,549

Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	21,484

For a benchmark description, see the Glossary.

Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund Admiral Shares	18.48%	4.24%	10.73%	$27,720
Spliced Extended Market Index	18.45	4.09	10.63	27,464
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	21,484

See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/1/2006)	Investment
Extended Market Index Fund Signal Shares	18.48%	4.24%	5.53%	$14,057
S&P Completion Index	18.45	4.09	5.41	13,957
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	4.03	12,842

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Extended Market Index Fund Institutional
Shares	18.50%	4.28%	10.78%	$13,919,168
Spliced Extended Market Index	18.45	4.09	10.63	13,731,774
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	10,742,011

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(1/14/2011)	Investment
Extended Market Index Fund Institutional
Plus Shares	18.52%	5.35%	$110,765,812
S&P Completion Index	18.45	5.22	107,516,434
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	7.02	114,243,668

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund
ETF Shares Net Asset Value	18.48%	4.24%	10.74%	$27,725
Spliced Extended Market Index	18.45	4.09	10.63	27,464
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	21,484

Extended Market Index Fund

Cumulative Returns of ETF Shares: December 31, 2002, Through December 31, 2012
	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund ETF Shares
Market Price	18.64%	23.40%	177.09%
Extended Market Index Fund ETF Shares Net
Asset Value	18.48	23.10	177.25
Spliced Extended Market Index	18.45	22.19	174.64

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012

Extended Market Index Fund Investor Shares
Spliced Extended Market Index

For a benchmark description, see the Glossary.

Extended Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* General Motors Co.	6,294,892	181,482	0.8%
Las Vegas Sands Corp.	2,913,822	134,502	0.6%
* Liberty Media Corp. - Liberty Capital Class A	921,877	106,947	0.5%
* Liberty Global Inc.	1,373,190	80,675	0.3%
Sirius XM Radio Inc.	27,023,444	78,098	0.3%
DISH Network Corp. Class A	1,878,522	68,378	0.3%
PVH Corp.	581,317	64,532	0.3%
* LKQ Corp.	2,445,895	51,608	0.2%
Tractor Supply Co.	581,784	51,406	0.2%
Consumer Discretionary—Other †		2,866,685	12.2%
		3,684,313	15.7%
Consumer Staples
Bunge Ltd.	1,202,304	87,395	0.4%
Church & Dwight Co. Inc.	1,150,999	61,659	0.3%
Consumer Staples—Other †		665,146	2.8%
		814,200	3.5%
Energy
HollyFrontier Corp.	1,667,019	77,600	0.4%
* Concho Resources Inc.	861,580	69,409	0.3%
* Plains Exploration & Production Co.	1,065,062	49,994	0.2%
Energy—Other †		1,229,705	5.2%
		1,426,708	6.1%
Financials
General Growth Properties Inc.	3,708,606	73,616	0.3%
Digital Realty Trust Inc.	1,013,249	68,789	0.3%
Macerich Co.	1,122,190	65,424	0.3%
* CIT Group Inc.	1,652,868	63,867	0.3%
SL Green Realty Corp.	744,395	57,058	0.3%
* Affiliated Managers Group Inc.	426,343	55,489	0.2%
Federal Realty Investment Trust	532,465	55,387	0.2%

Extended Market Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Rayonier Inc.	1,016,676	52,694	0.2%
UDR Inc.	2,065,727	49,123	0.2%
Financials—Other †		4,564,958	19.4%
		5,106,405	21.7%
Health Care
* Regeneron Pharmaceuticals Inc.	620,578	106,162	0.5%
* Vertex Pharmaceuticals Inc.	1,786,084	74,908	0.3%
* Henry Schein Inc.	726,718	58,472	0.3%
* Illumina Inc.	1,018,528	56,620	0.2%
* BioMarin Pharmaceutical Inc.	1,018,908	50,181	0.2%
ResMed Inc.	1,180,162	49,059	0.2%
* Mettler-Toledo International Inc.	253,122	48,928	0.2%
Health Care—Other †		2,009,789	8.5%
		2,454,119	10.4%
Industrials
* Delta Air Lines Inc.	6,998,556	83,073	0.3%
Kansas City Southern	906,474	75,672	0.3%
AMETEK Inc.	2,001,542	75,198	0.3%
* United Continental Holdings Inc.	2,744,766	64,173	0.3%
* Verisk Analytics Inc. Class A	1,194,109	60,900	0.3%
TransDigm Group Inc.	371,286	50,629	0.2%
Industrials—Other †		3,356,890	14.3%
		3,766,535	16.0%
Information Technology
* Facebook Inc. Class A	4,093,041	108,998	0.5%
* Equinix Inc.	400,337	82,549	0.3%
Maxim Integrated Products Inc.	2,399,507	70,546	0.3%
* Rackspace Hosting Inc.	898,148	66,705	0.3%
* VMware Inc. Class A	703,605	66,237	0.3%
* LinkedIn Corp. Class A	556,045	63,845	0.3%
* Trimble Navigation Ltd.	1,040,897	62,225	0.3%
* Alliance Data Systems Corp.	410,231	59,385	0.2%
Avago Technologies Ltd. Class A	1,774,962	56,195	0.2%
* ANSYS Inc.	763,109	51,388	0.2%
Information Technology—Other †		2,947,041	12.5%
		3,635,114	15.4%
Materials
Celanese Corp. Class A	1,316,515	58,624	0.2%
Materials—Other †		1,355,549	5.8%
		1,414,173	6.0%
Telecommunication Services
* SBA Communications Corp. Class A	1,038,409	73,748	0.3%
Telecommunication Services—Other †		177,539	0.8%
		251,287	1.1%
Utilities
* Calpine Corp.	3,229,217	58,546	0.2%
American Water Works Co. Inc.	1,458,717	54,162	0.2%
Utilities—Other †		769,845	3.3%
		882,553	3.7%
Total Common Stocks (Cost $20,620,104) 23,435,407 99.6%[1]

Extended Market Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.162%	270,684,131	270,684	1.2%
4U.S. Government and Agency Obligations †			4,749	0.0%
Total Temporary Cash Investments (Cost $275,433)			275,433	1.2%[1]
[5]Total Investments (Cost $20,895,537)			23,710,840	100.8%
Other Assets and Liabilities
Other Assets[4]			97,053	0.4%
Liabilities[3]			(288,938)	(1.2%)
			(191,885)	(0.8%)
Net Assets			23,518,955	100.0%

At December 31, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				20,902,418
Overdistributed Net Investment Income				(20,146)
Accumulated Net Realized Losses				(178,583)
Unrealized Appreciation (Depreciation)
Investment Securities				2,815,303
Futures Contracts				(37)
Net Assets				23,518,955

Investor Shares—Net Assets
Applicable to 62,299,008 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,857,341
Net Asset Value Per Share—Investor Shares				$45.86

Admiral Shares—Net Assets
Applicable to 130,143,708 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,969,613
Net Asset Value Per Share—Admiral Shares				$45.87

Signal Shares—Net Assets
Applicable to 56,892,849 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,242,194
Net Asset Value Per Share—Signal Shares				$39.41

Institutional Shares—Net Assets
Applicable to 119,828,543 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,495,810
Net Asset Value Per Share—Institutional Shares				$45.86

Extended Market Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 48,387,682 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,476,650
Net Asset Value Per Share—Institutional Plus Shares	$113.18

ETF Shares—Net Assets
Applicable to 24,434,209 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,477,347
Net Asset Value Per Share—ETF Shares	$60.46

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $187,921,000 of collateral received for securities on loan.
4 Securities with a value of $4,749,000 and cash of $4,750,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $175,819,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends	375,380
Interest[1]	155
Security Lending	26,421
Total Income	401,956
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,294
Management and Administrative—Investor Shares	5,906
Management and Administrative—Admiral Shares	4,168
Management and Administrative—Signal Shares	1,306
Management and Administrative—Institutional Shares	2,303
Management and Administrative—Institutional Plus Shares	1,139
Management and Administrative—ETF Shares	809
Marketing and Distribution—Investor Shares	790
Marketing and Distribution—Admiral Shares	859
Marketing and Distribution—Signal Shares	569
Marketing and Distribution—Institutional Shares	1,662
Marketing and Distribution—Institutional Plus Shares	808
Marketing and Distribution—ETF Shares	374
Custodian Fees	548
Auditing Fees	37
Shareholders’ Reports—Investor Shares	107
Shareholders’ Reports—Admiral Shares	58
Shareholders’ Reports—Signal Shares	44
Shareholders’ Reports—Institutional Shares	90
Shareholders’ Reports—Institutional Plus Shares	74
Shareholders’ Reports—ETF Shares	59
Trustees’ Fees and Expenses	21
Total Expenses	23,025
Net Investment Income	378,931
Realized Net Gain (Loss)
Investment Securities Sold	986,036
Futures Contracts	20,913
Realized Net Gain (Loss)	1,006,949
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,133,679
Futures Contracts	(523)
Change in Unrealized Appreciation (Depreciation)	2,133,156
Net Increase (Decrease) in Net Assets Resulting from Operations	3,519,036

1 Interest income from an affiliated company of the fund was $144,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	378,931	194,763
Realized Net Gain (Loss)	1,006,949	1,546,143
Change in Unrealized Appreciation (Depreciation)	2,133,156	(2,510,849)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,519,036	(769,943)
Distributions
Net Investment Income
Investor Shares	(42,238)	(27,422)
Admiral Shares	(96,338)	(56,649)
Signal Shares	(36,221)	(20,443)
Institutional Shares	(89,944)	(65,814)
Institutional Plus Shares	(89,978)	(11,696)
ETF Shares	(23,617)	(13,071)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(378,336)	(195,095)
Capital Share Transactions
Investor Shares	(334,651)	(506,395)
Admiral Shares	122,276	104,983
Signal Shares	130,865	(154,991)
Institutional Shares	(1,240,690)	425,639
Institutional Plus Shares	3,716,303	1,419,261
ETF Shares	132,781	106,471
Net Increase (Decrease) from Capital Share Transactions	2,526,884	1,394,968
Total Increase (Decrease)	5,667,584	429,930
Net Assets
Beginning of Period	17,851,371	17,421,441
End of Period[1]	23,518,955	17,851,371

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($20,146,000) and ($20,743,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$39.34	$41.26	$32.67	$24.01	$39.89
Investment Operations
Net Investment Income	.688	.385	.360	.316	.392
Net Realized and Unrealized Gain (Loss)
on Investments	6.515	(1.923)	8.581	8.670	(15.862)
Total from Investment Operations	7.203	(1.538)	8.941	8.986	(15.470)
Distributions
Dividends from Net Investment Income	(.683)	(.382)	(.351)	(.326)	(.410)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.683)	(.382)	(.351)	(.326)	(.410)
Net Asset Value, End of Period	$45.86	$39.34	$41.26	$32.67	$24.01

Total Return[1]	18.31%	-3.73%	27.37%	37.43%	-38.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,857	$2,753	$3,405	$4,309	$3,080
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.30%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.62%	0.93%	1.07%	1.16%	1.22%
Portfolio Turnover Rate[2]	12%	14%	10%	17%	13%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$39.35	$41.28	$32.67	$24.01	$39.90
Investment Operations
Net Investment Income	.758	.450	.399	.362	.443
Net Realized and Unrealized Gain (Loss)
on Investments	6.513	(1.932)	8.606	8.673	(15.881)
Total from Investment Operations	7.271	(1.482)	9.005	9.035	(15.438)
Distributions
Dividends from Net Investment Income	(.751)	(.448)	(.395)	(.375)	(.452)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.751)	(.448)	(.395)	(.375)	(.452)
Net Asset Value, End of Period	$45.87	$39.35	$41.28	$32.67	$24.01

Total Return[1]	18.48%	-3.59%	27.57%	37.65%	-38.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,970	$5,018	$5,161	$2,300	$1,705
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.13%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.76%	1.07%	1.21%	1.33%	1.37%
Portfolio Turnover Rate[2]	12%	14%	10%	17%	13%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$33.81	$35.46	$28.08	$20.64	$34.29
Investment Operations
Net Investment Income	.650	.384	.355	.310	.381
Net Realized and Unrealized Gain (Loss)
on Investments	5.595	(1.652)	7.376	7.451	(13.642)
Total from Investment Operations	6.245	(1.268)	7.731	7.761	(13.261)
Distributions
Dividends from Net Investment Income	(.645)	(.382)	(.351)	(.321)	(.389)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.645)	(.382)	(.351)	(.321)	(.389)
Net Asset Value, End of Period	$39.41	$33.81	$35.46	$28.08	$20.64

Total Return	18.48%	-3.58%	27.53%	37.62%	-38.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,242	$1,814	$2,094	$1,661	$1,230
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.13%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.76%	1.07%	1.21%	1.33%	1.37%
Portfolio Turnover Rate[1]	12%	14%	10%	17%	13%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$39.34	$41.27	$32.68	$24.02	$39.91
Investment Operations
Net Investment Income	.764	.460	.429	.374	.458
Net Realized and Unrealized Gain (Loss)
on Investments	6.514	(1.933)	8.586	8.674	(15.882)
Total from Investment Operations	7.278	(1.473)	9.015	9.048	(15.424)
Distributions
Dividends from Net Investment Income	(.758)	(.457)	(.425)	(.388)	(.466)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.758)	(.457)	(.425)	(.388)	(.466)
Net Asset Value, End of Period	$45.86	$39.34	$41.27	$32.68	$24.02

Total Return	18.50%	-3.57%	27.59%	37.69%	-38.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,496	$5,810	$5,648	$3,494	$2,442
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.78%	1.09%	1.25%	1.38%	1.41%
Portfolio Turnover Rate[1]	12%	14%	10%	17%	13%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares
	Year	Jan. 14,
	Ended	2011[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$97.10	$105.13
Investment Operations
Net Investment Income	1.917	1.139
Net Realized and Unrealized Gain (Loss) on Investments	16.064	(8.015)
Total from Investment Operations	17.981	(6.876)
Distributions
Dividends from Net Investment Income	(1.901)	(1.154)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.901)	(1.154)
Net Asset Value, End of Period	$113.18	$97.10

Total Return	18.52%	-6.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,477	$1,307
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]
Ratio of Net Investment Income to Average Net Assets	1.80%	1.11%[2]
Portfolio Turnover Rate[3]	12%	14%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008[1]
Net Asset Value, Beginning of Period	$51.87	$54.42	$43.09	$31.67	$52.62
Investment Operations
Net Investment Income	1.000	.593	.547	.476	.595
Net Realized and Unrealized Gain (Loss)
on Investments	8.582	(2.553)	11.324	11.438	(20.935)
Total from Investment Operations	9.582	(1.960)	11.871	11.914	(20.340)
Distributions
Dividends from Net Investment Income	(.992)	(.590)	(.541)	(.494)	(.610)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.992)	(.590)	(.541)	(.494)	(.610)
Net Asset Value, End of Period	$60.46	$51.87	$54.42	$43.09	$31.67

Total Return	18.48%	-3.61%	27.55%	37.63%	-38.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,477	$1,148	$1,113	$781	$484
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.13%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.76%	1.07%	1.21%	1.33%	1.39%
Portfolio Turnover Rate[2]	12%	14%	10%	17%	13%

1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2012, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Extended Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $3,155,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	23,434,972	—	435
Temporary Cash Investments	270,684	4,749	—
Futures Contracts—Assets[1]	3,112	—	—
Futures Contracts—Liabilities[1]	(548)	—	—
Total	23,708,220	4,749	435
1 Represents variation margin on the last day of the reporting period.

Extended Market Index Fund

D. At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-Mini S&P MidCap 400 Index	March 2013	542	55,181	(288)
E-mini Russell 2000 Index	March 2013	348	29,462	251

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2012, the fund realized gains on the sale of passive foreign investment companies of $2,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2012, had unrealized appreciation of $1,422,000.

During the year ended December 31, 2012, the fund realized $534,863,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2012, the fund had $6,626,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $574,494,000 to offset taxable capital gains realized during the year ended December 31, 2012. At December 31, 2012, the fund had available capital losses totaling $159,484,000 to offset future net capital gains. Of this amount, $74,162,000 is subject to expiration dates; $49,578,000 may be used to offset future net capital gains through December 31, 2017, and $24,584,000 through December 31, 2018. Capital losses of $85,322,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2012, the cost of investment securities for tax purposes was $20,914,906,000. Net unrealized appreciation of investment securities for tax purposes was $2,795,934,000, consisting of unrealized gains of $4,912,572,000 on securities that had risen in value since their purchase and $2,116,638,000 in unrealized losses on securities that had fallen in value since their purchase.

Extended Market Index Fund

F. During the year ended December 31, 2012, the fund purchased $6,248,207,000 of investment securities and sold $3,685,164,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,728,768,000 and $1,182,927,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	452,943	10,437	666,290	15,954
Issued in Lieu of Cash Distributions	41,611	909	27,045	685
Redeemed	(829,205)	(19,032)	(1,199,730)	(29,170)
Net Increase (Decrease)—Investor Shares	(334,651)	(7,686)	(506,395)	(12,531)
Admiral Shares
Issued	688,463	15,624	726,259	17,497
Issued in Lieu of Cash Distributions	86,360	1,886	50,950	1,290
Redeemed	(652,547)	(14,894)	(672,226)	(16,298)
Net Increase (Decrease)—Admiral Shares	122,276	2,616	104,983	2,489
Signal Shares
Issued	671,550	17,843	738,224	20,462
Issued in Lieu of Cash Distributions	33,949	863	19,165	565
Redeemed	(574,634)	(15,475)	(912,380)	(26,419)
Net Increase (Decrease)—Signal Shares	130,865	3,231	(154,991)	(5,392)
Institutional Shares
Issued	1,636,658	38,018	2,291,593	55,415
Issued in Lieu of Cash Distributions	85,133	1,860	63,942	1,619
Redeemed	(2,962,481)	(67,733)	(1,929,896)	(46,194)
Net Increase (Decrease) —Institutional Shares	(1,240,690)	(27,855)	425,639	10,840
Institutional Plus Shares[1]
Issued	4,237,341	39,783	1,833,861	17,764
Issued in Lieu of Cash Distributions	88,482	783	11,696	120
Redeemed	(609,520)	(5,635)	(426,296)	(4,427)
Net Increase (Decrease) —Institutional Plus Shares	3,716,303	34,931	1,419,261	13,457
ETF Shares
Issued	1,290,123	22,299	1,025,783	18,683
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,157,342)	(20,000)	(919,312)	(17,000)
Net Increase (Decrease)—ETF Shares	132,781	2,299	106,471	1,683
1 Inception was January 14, 2011, for Institutional Plus Shares.

H. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VIMSX	VIMAX	VMISX	VMCIX	VMCPX	VO
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.06%	0.10%
30-Day SEC Yield	1.34%	1.48%	1.48%	1.50%	1.52%	1.48%

Portfolio Characteristics
			DJ U.S.
			Total
		MSCI US	Market
		Mid Cap 450	FA
	Fund	Index	Index
Number of Stocks	450	449	3,604
Median Market Cap	$6.7B	$6.7B	$35.1B
Price/Earnings Ratio	19.3x	19.3x	16.8x
Price/Book Ratio	2.1x	2.1x	2.1x
Return on Equity	13.4%	13.4%	17.1%
Earnings Growth Rate	10.4%	10.4%	9.7%
Dividend Yield	1.6%	1.6%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	17%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ U.S.
		Total
	MSCI US	Market
	Mid Cap 450	FA
	Index	Index
R-Squared	1.00	0.97
Beta	1.00	1.10

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
CF Industries Holdings	Fertilizers &
Inc.	Agricultural
	Chemicals	0.5%
Mattel Inc.	Leisure Products	0.5
Pioneer Natural	Oil & Gas Exploration
Resources Co.	& Production	0.5
Delphi Automotive plc	Auto Parts &
	Equipment	0.5
Host Hotels & Resorts
Inc.	Specialized REITs	0.5
Cerner Corp.	Health Care
	Technology	0.5
Starwood Hotels &	Hotels, Resorts &
Resorts Worldwide Inc.	Cruise Lines	0.5
Mylan Inc.	Pharmaceuticals	0.5
Harley-Davidson Inc.	Motorcycle
	Manufacturers	0.5
Sirius XM Radio Inc.	Cable & Satellite	0.5
Top Ten		5.0%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares.

Mid-Cap Index Fund

Sector Diversification (% of equity exposure)
			DJ U.S.
		MSCI US	Total
		Mid Cap	Market
		450	FA
	Fund	Index	Index
Consumer Discretionary 18.2%		18.2%	12.3%
Consumer Staples	5.6	5.6	9.3
Energy	8.0	8.0	10.2
Financials	17.1	17.1	16.9
Health Care	10.1	10.1	11.7
Industrials	12.6	12.6	11.1
Information Technology	14.5	14.5	18.3
Materials	7.0	7.0	4.0
Telecommunication
Services	1.0	1.0	2.7
Utilities	5.9	5.9	3.5

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Mid-Cap Index Fund Investor Shares	15.80%	3.01%	9.90%	$25,699

Spliced Mid-Cap Index	16.04	3.19	10.01	25,969

Mid-Cap Core Funds Average	15.66	2.80	8.94	23,549

Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	21,484

For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Admiral Shares	15.99%	3.15%	10.02%	$25,990
Spliced Mid-Cap Index	16.04	3.19	10.01	25,969
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	21,484

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/30/2007)	Investment
Mid-Cap Index Fund Signal Shares	16.02%	3.15%	3.00%	$11,854
MSCI US Mid Cap 450 Index	16.04	3.19	3.03	11,875
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	2.64	11,618

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Institutional Shares	16.01%	3.18%	10.07%	$13,047,854
Spliced Mid-Cap Index	16.04	3.19	10.01	12,984,648
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	10,742,011

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(12/15/2010)	Investment
Mid-Cap Index Fund Institutional Plus Shares	16.03%	7.66%	$116,275,441
MSCI US Mid Cap 450 Index	16.04	7.67	113,705,080
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	9.34	120,018,863

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Mid-Cap Index Fund
ETF Shares Net Asset Value	15.98%	3.15%	7.13%	$18,503
MSCI US Mid Cap 450 Index	16.04	3.19	7.17	18,561
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	5.11	15,611

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Mid-Cap Index Fund

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2012

			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Mid-Cap Index Fund ETF Shares Market
Price	16.01%	16.88%	85.08%
Mid-Cap Index Fund ETF Shares Net Asset
Value	15.98	16.77	85.03
MSCI US Mid Cap 450 Index	16.04	16.98	85.61

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012

Mid-Cap Index Fund Investor Shares
Spliced Mid-Cap Index

For a benchmark description, see the Glossary.

Mid-Cap Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (18.2%)
	Mattel Inc.	4,452,037	163,034
*	Delphi Automotive plc	4,006,957	153,266
	Starwood Hotels &
	Resorts Worldwide Inc.	2,565,568	147,161
	Harley-Davidson Inc.	2,975,969	145,346
	Sirius XM Radio Inc.	50,056,810	144,664
*	O’Reilly Automotive Inc.	1,552,475	138,822
*	Liberty Interactive Corp.
	Class A	6,727,331	132,394
	Genuine Parts Co.	2,025,375	128,773
*	Chipotle Mexican Grill Inc.
	Class A	413,732	123,069
	Virgin Media Inc.	3,333,702	122,514
*	Dollar Tree Inc.	3,007,674	121,991
	Nordstrom Inc.	2,099,673	112,332
*	CarMax Inc.	2,981,860	111,939
*	BorgWarner Inc.	1,494,369	107,027
	Whirlpool Corp.	1,012,599	103,032
	PVH Corp.	919,134	102,033
*	Lululemon Athletica Inc.	1,315,759	100,300
	Wyndham
	Worldwide Corp.	1,856,745	98,797
	PetSmart Inc.	1,412,714	96,545
	Tiffany & Co.	1,653,622	94,819
	Autoliv Inc.	1,246,277	83,987
	Newell Rubbermaid Inc.	3,771,241	83,986
	Family Dollar Stores Inc.	1,297,493	82,274
*	PulteGroup Inc.	4,510,003	81,902
	Tractor Supply Co.	925,961	81,818
*	LKQ Corp.	3,868,904	81,634
	Expedia Inc.	1,284,708	78,945
	Lennar Corp. Class A	2,020,910	78,149
	Ulta Salon Cosmetics &
	Fragrance Inc.	781,043	76,745
	Darden Restaurants Inc.	1,674,944	75,490
	DR Horton Inc.	3,753,666	74,248
*	TRW Automotive
	Holdings Corp.	1,354,957	72,639

			Market
			Value
		Shares	($000)
	Polaris Industries Inc.	849,888	71,518
*	Mohawk Industries Inc.	766,065	69,306
	Advance Auto Parts Inc.	957,759	69,294
	H&R Block Inc.	3,540,968	65,756
	Scripps Networks
	Interactive Inc. Class A	1,123,358	65,065
*,^	Netflix Inc.	689,106	63,935
*	Toll Brothers Inc.	1,977,345	63,928
	Foot Locker Inc.	1,979,884	63,594
	Interpublic Group of
	Cos. Inc.	5,709,871	62,923
	Royal Caribbean
	Cruises Ltd.	1,850,121	62,904
*	Fossil Inc.	675,468	62,886
^	Garmin Ltd.	1,527,216	62,341
*	TripAdvisor Inc.	1,438,151	60,345
	Lear Corp.	1,279,826	59,947
*	Urban Outfitters Inc.	1,513,843	59,585
*	NVR Inc.	63,845	58,737
*	Panera Bread Co.
	Class A	369,049	58,616
	Dick’s Sporting
	Goods Inc.	1,259,386	57,289
	Signet Jewelers Ltd.	1,056,316	56,407
*	MGM Resorts
	International	4,788,410	55,737
*	Sally Beauty Holdings Inc.	2,351,467	55,424
	Hasbro Inc.	1,530,935	54,961
	Gannett Co. Inc.	3,021,903	54,424
	Abercrombie & Fitch Co.	1,078,164	51,720
*	Jarden Corp.	990,605	51,214
	Williams-Sonoma Inc.	1,166,272	51,048
	Leggett & Platt Inc.	1,835,848	49,972
*	Under Armour Inc.
	Class A	1,025,362	49,761
	International Game
	Technology	3,487,776	49,422
	American Eagle
	Outfitters Inc.	2,310,352	47,385
	Tupperware Brands Corp.	727,484	46,632

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
	Dunkin’ Brands Group Inc.	1,378,049	45,724
	Best Buy Co. Inc.	3,773,798	44,719
*	Goodyear Tire &
	Rubber Co.	3,196,627	44,145
^	JC Penney Co. Inc.	2,140,653	42,192
^	GameStop Corp. Class A	1,624,592	40,761
*	Charter
	Communications Inc.
	Class A	526,027	40,104
	Harman International
	Industries Inc.	876,404	39,123
	Cablevision Systems Corp.
	Class A	2,492,819	37,243
	Gentex Corp.	1,886,413	35,502
*	Lamar Advertising Co.
	Class A	820,059	31,777
*	Apollo Group Inc. Class A	1,327,681	27,775
*	Tempur-Pedic
	International Inc.	777,435	24,481
*	Hyatt Hotels Corp.
	Class A	602,158	23,225
	Washington Post Co.
	Class B	60,964	22,265
	Guess? Inc.	881,044	21,621
*,^	Sears Holdings Corp.	486,421	20,118
	Weight Watchers
	International Inc.	363,071	19,010
*	AutoNation Inc.	472,694	18,766
	Burger King
	Worldwide Inc.	915,498	15,051
^	Allison Transmission
	Holdings Inc.	474,440	9,688
	Lennar Corp. Class B	63,528	1,940
			5,816,981
Consumer Staples (5.6%)
	Bunge Ltd.	1,907,195	138,634
	JM Smucker Co.	1,442,135	124,370
	Coca-Cola Enterprises Inc.	3,845,711	122,024
	Dr Pepper Snapple
	Group Inc.	2,749,519	121,474
	Clorox Co.	1,607,908	117,731
	Beam Inc.	1,861,224	113,702
*	Monster Beverage Corp.	1,958,267	103,553
	McCormick & Co. Inc.	1,569,643	99,720
	Church & Dwight Co. Inc.	1,817,972	97,389
	Molson Coors
	Brewing Co. Class B	1,947,664	83,341
	Tyson Foods Inc. Class A	3,813,202	73,976
*,^	Green Mountain Coffee
	Roasters Inc.	1,726,725	71,417
*	Constellation Brands Inc.
	Class A	2,008,850	71,093
	Energizer Holdings Inc.	841,326	67,289
*	Ralcorp Holdings Inc.	721,163	64,652
	Ingredion Inc.	995,110	64,115

			Market
			Value
		Shares	($000)
	Hormel Foods Corp.	1,891,944	59,048
^	Safeway Inc.	3,128,396	56,593
^	Herbalife Ltd.	1,459,383	48,072
	Hillshire Brands Co.	1,551,180	43,650
*	Smithfield Foods Inc.	1,893,009	40,832
			1,782,675
Energy (8.0%)
	Pioneer Natural
	Resources Co.	1,526,259	162,684
	Cabot Oil & Gas Corp.	2,742,135	136,394
*	FMC Technologies Inc.	3,112,873	133,324
	Range Resources Corp.	2,121,722	133,308
	HollyFrontier Corp.	2,525,137	117,545
	EQT Corp.	1,953,469	115,216
*	Concho Resources Inc.	1,293,831	104,231
*	Kinder Morgan
	Management LLC	1,318,276	99,477
	CONSOL Energy Inc.	2,972,470	95,416
	Peabody Energy Corp.	3,503,943	93,240
*	Denbury Resources Inc.	5,108,345	82,755
	Tesoro Corp.	1,826,049	80,437
*	Plains Exploration &
	Production Co.	1,684,441	79,068
	Helmerich & Payne Inc.	1,380,105	77,300
	Oceaneering
	International Inc.	1,409,488	75,816
	QEP Resources Inc.	2,321,988	70,287
	Core Laboratories NV	617,914	67,544
*	Whiting Petroleum Corp.	1,536,439	66,635
	Cimarex Energy Co.	1,123,123	64,838
	Diamond Offshore
	Drilling Inc.	908,023	61,709
*	Cobalt International
	Energy Inc.	2,413,466	59,275
*	Dresser-Rand Group Inc.	988,343	55,486
*	Nabors Industries Ltd.	3,791,803	54,792
*	Oil States
	International Inc.	714,714	51,131
*	Rowan Cos. plc Class A	1,621,661	50,709
*	Newfield Exploration Co.	1,762,532	47,201
	SM Energy Co.	850,687	44,414
*	Superior Energy
	Services Inc.	2,051,968	42,517
	Energen Corp.	941,790	42,465
*	WPX Energy Inc.	2,599,783	38,685
	Patterson-UTI Energy Inc.	1,980,273	36,892
*,^	Ultra Petroleum Corp.	1,997,518	36,215
*	McDermott
	International Inc.	3,081,114	33,954
*,^	SandRidge Energy Inc.	4,812,311	30,558
*	Laredo Petroleum
	Holdings Inc.	503,132	9,137
			2,550,655

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
Financials (17.1%)
	Host Hotels &
	Resorts Inc.	9,435,910	147,861
	Moody’s Corp.	2,612,552	131,464
	Regions Financial Corp.	18,456,161	131,408
	American Capital
	Agency Corp.	4,460,744	129,094
*	IntercontinentalExchange
	Inc.	950,126	117,635
	Principal Financial
	Group Inc.	3,853,784	109,910
	Digital Realty Trust Inc.	1,592,960	108,146
	SLM Corp.	6,129,598	105,000
	KeyCorp	12,320,118	103,735
	Kimco Realty Corp.	5,314,141	102,669
	Macerich Co.	1,738,309	101,343
	NYSE Euronext	3,212,375	101,318
	XL Group plc Class A	3,992,012	100,040
*	CIT Group Inc.	2,491,476	96,271
	Lincoln National Corp.	3,645,482	94,418
	Plum Creek
	Timber Co. Inc.	2,109,236	93,587
	SL Green Realty Corp.	1,177,216	90,234
*	Affiliated Managers
	Group Inc.	670,677	87,289
	Federal Realty
	Investment Trust	837,147	87,080
	Rayonier Inc.	1,603,090	83,088
*	CBRE Group Inc. Class A	4,071,639	81,026
	Cincinnati Financial Corp.	2,016,081	78,950
*	Arch Capital Group Ltd.	1,780,538	78,379
	UDR Inc.	3,268,212	77,718
	Comerica Inc.	2,527,494	76,684
	Unum Group	3,659,223	76,185
	Willis Group Holdings plc	2,261,533	75,829
	New York Community
	Bancorp Inc.	5,735,941	75,141
	Camden Property Trust	1,091,783	74,471
	Everest Re Group Ltd.	676,907	74,426
	Huntington
	Bancshares Inc.	11,212,743	71,649
	Realty Income Corp.	1,743,095	70,090
	Essex Property Trust Inc.	475,638	69,752
	PartnerRe Ltd.	812,356	65,387
	Leucadia National Corp.	2,715,540	64,603
	Torchmark Corp.	1,246,062	64,384
	Taubman Centers Inc.	805,867	63,438
	American Campus
	Communities Inc.	1,369,323	63,167
	Fidelity National
	Financial Inc. Class A	2,636,092	62,080
	Raymond James
	Financial Inc.	1,532,396	59,043
	WR Berkley Corp.	1,522,613	57,463

			Market
			Value
		Shares	($000)
	Alexandria Real Estate
	Equities Inc.	819,970	56,840
	Ares Capital Corp.	3,194,589	55,905
*	Alleghany Corp.	165,805	55,614
	People’s United
	Financial Inc.	4,586,740	55,454
	Regency Centers Corp.	1,174,361	55,336
	Liberty Property Trust	1,535,355	54,920
	Arthur J Gallagher & Co.	1,582,976	54,850
	Senior Housing
	Properties Trust	2,304,359	54,475
	RenaissanceRe
	Holdings Ltd.	659,896	53,623
	Axis Capital Holdings Ltd.	1,496,924	51,853
*	Ocwen Financial Corp.	1,497,070	51,784
*	Markel Corp.	119,368	51,737
	Reinsurance Group of
	America Inc. Class A	962,463	51,511
	Zions Bancorporation	2,404,609	51,459
	Hudson City Bancorp Inc.	6,206,742	50,461
	DDR Corp.	3,177,031	49,752
*	MSCI Inc. Class A	1,590,397	49,286
	HCC Insurance
	Holdings Inc.	1,314,917	48,928
	Duke Realty Corp.	3,521,673	48,846
	Jones Lang LaSalle Inc.	574,997	48,265
*	Genworth Financial Inc.
	Class A	6,419,629	48,211
	Eaton Vance Corp.	1,503,292	47,880
	SEI Investments Co.	1,812,985	42,315
	NASDAQ OMX Group Inc.	1,634,353	40,875
	Legg Mason Inc.	1,587,114	40,821
	Brown & Brown Inc.	1,589,199	40,461
	Weingarten Realty
	Investors	1,503,143	40,239
	Piedmont Office Realty
	Trust Inc. Class A	2,206,052	39,819
	Cullen/Frost Bankers Inc.	721,601	39,161
	First Republic Bank	1,189,556	38,994
	Hospitality Properties
	Trust	1,612,331	37,761
	White Mountains
	Insurance Group Ltd.	73,030	37,610
	Assurant Inc.	1,058,053	36,714
	American Financial
	Group Inc.	918,584	36,302
	Validus Holdings Ltd.	1,049,633	36,296
	Commerce
	Bancshares Inc.	1,020,508	35,779
	Chimera
	Investment Corp.	13,404,820	34,987
	CBOE Holdings Inc.	1,138,778	33,548
	Jefferies Group Inc.	1,726,936	32,069
	Erie Indemnity Co.
	Class A	370,174	25,623

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
	WP Carey Inc.	402,733	21,003
	LPL Financial Holdings Inc.	725,064	20,418
	BOK Financial Corp.	355,854	19,380
			5,478,620
Health Care (10.1%)
*	Cerner Corp.	1,899,952	147,512
*	Mylan Inc.	5,300,241	145,651
*	Watson
	Pharmaceuticals Inc.	1,666,811	143,346
*	DaVita HealthCare
	Partners Inc.	1,288,468	142,414
	AmerisourceBergen Corp.
	Class A	3,285,928	141,886
*	Edwards
	Lifesciences Corp.	1,511,013	136,248
*	Forest Laboratories Inc.	3,469,554	122,545
	Quest Diagnostics Inc.	2,072,987	120,793
	Perrigo Co.	1,159,927	120,667
*	Vertex
	Pharmaceuticals Inc.	2,818,075	118,190
*	Life Technologies Corp.	2,289,060	112,347
*	Laboratory Corp. of
	America Holdings	1,252,255	108,470
	CR Bard Inc.	1,039,921	101,642
*	Varian Medical
	Systems Inc.	1,445,709	101,547
*	Waters Corp.	1,144,918	99,745
*	Henry Schein Inc.	1,155,969	93,009
*,^	Illumina Inc.	1,606,046	89,280
*	CareFusion Corp.	2,897,837	82,820
*	BioMarin
	Pharmaceutical Inc.	1,613,325	79,456
	Coventry Health Care Inc.	1,748,457	78,383
*	Mettler-Toledo
	International Inc.	405,213	78,328
	ResMed Inc.	1,864,962	77,527
	DENTSPLY
	International Inc.	1,852,017	73,358
*	Hologic Inc.	3,457,499	69,254
*	IDEXX Laboratories Inc.	742,757	68,928
*	Hospira Inc.	2,156,698	67,375
*	Onyx Pharmaceuticals Inc.	850,271	64,221
	Cooper Cos. Inc.	625,310	57,829
	Universal Health
	Services Inc. Class B	1,170,020	56,570
	Omnicare Inc.	1,456,600	52,583
*	Medivation Inc.	961,896	49,211
*	Pharmacyclics Inc.	726,114	42,042
*	Covance Inc.	719,292	41,554
*	Endo Health Solutions Inc.	1,525,322	40,070
	Patterson Cos. Inc.	1,135,695	38,875
	Warner Chilcott plc
	Class A	2,781,716	33,492
*	Bio-Rad Laboratories Inc.
	Class A	257,630	27,064

			Market
			Value
		Shares	($000)
*	Allscripts Healthcare
	Solutions Inc.	2,127,386	20,040
			3,244,272
Industrials (12.6%)
	Roper Industries Inc.	1,277,245	142,387
	ADT Corp.	3,022,150	140,500
	Pentair Ltd.	2,736,782	134,513
*	Delta Air Lines Inc.	11,103,735	131,801
	Kansas City Southern	1,436,573	119,925
	AMETEK Inc.	3,167,067	118,987
*	Stericycle Inc.	1,118,423	104,315
	Rockwell Collins Inc.	1,763,432	102,579
*	United Continental
	Holdings Inc.	4,339,959	101,468
	Southwest Airlines Co.	9,703,263	99,361
	Flowserve Corp.	667,587	98,002
	L-3 Communications
	Holdings Inc.	1,260,783	96,601
*	Verisk Analytics Inc.
	Class A	1,840,613	93,871
	Pall Corp.	1,517,323	91,434
	Textron Inc.	3,668,627	90,945
	Joy Global Inc.	1,382,960	88,205
	TransDigm Group Inc.	638,503	87,066
	Equifax Inc.	1,565,661	84,734
	Masco Corp.	4,701,135	78,321
*	Quanta Services Inc.	2,732,778	74,578
	JB Hunt Transport
	Services Inc.	1,228,330	73,344
*	Jacobs Engineering
	Group Inc.	1,694,701	72,143
*	IHS Inc. Class A	730,393	70,118
*	Hertz Global Holdings Inc.	4,125,495	67,122
*	B/E Aerospace Inc.	1,358,067	67,089
	Xylem Inc.	2,424,255	65,697
*	AGCO Corp.	1,269,898	62,377
*	Fortune Brands Home &
	Security Inc.	2,099,024	61,334
	Cintas Corp.	1,487,475	60,838
	Donaldson Co. Inc.	1,847,919	60,686
	Snap-on Inc.	759,613	60,002
	Hubbell Inc. Class B	681,360	57,664
	Iron Mountain Inc.	1,856,977	57,659
	KBR Inc.	1,924,341	57,576
	Robert Half
	International Inc.	1,759,066	55,973
	Wabtec Corp.	625,271	54,736
*	WABCO Holdings Inc.	834,886	54,426
*	Owens Corning	1,470,078	54,378
	Timken Co.	1,080,225	51,667
	Waste Connections Inc.	1,528,312	51,642
	IDEX Corp.	1,088,805	50,662
*	Nielsen Holdings NV	1,650,558	50,491
	Nordson Corp.	753,336	47,551
	SPX Corp.	662,329	46,462

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
	Avery Dennison Corp.	1,324,847	46,264
	Dun & Bradstreet Corp.	586,233	46,107
	MSC Industrial
	Direct Co. Inc. Class A	610,039	45,985
	Manpower Inc.	1,035,837	43,961
	Gardner Denver Inc.	639,406	43,799
	Towers Watson & Co.
	Class A	767,611	43,147
*	Sensata Technologies
	Holding NV	1,281,977	41,639
*	Copart Inc.	1,411,432	41,637
	URS Corp.	1,002,851	39,372
	Babcock & Wilcox Co.	1,395,197	36,554
*	Foster Wheeler AG	1,407,551	34,232
^	Pitney Bowes Inc.	2,621,528	27,893
*	Spirit Aerosystems
	Holdings Inc. Class A	1,560,284	26,478
^	RR Donnelley & Sons Co.	2,353,605	21,182
			4,029,480
Information Technology (14.5%)
	Seagate Technology plc	4,668,920	142,309
*	Fiserv Inc.	1,771,594	140,009
*	SanDisk Corp.	3,154,144	137,395
*	Teradata Corp.	2,201,616	136,258
	Amphenol Corp. Class A	2,102,223	136,014
*	Red Hat Inc.	2,520,546	133,488
*	Equinix Inc.	629,218	129,745
	Western Digital Corp.	2,905,932	123,473
	Xilinx Inc.	3,423,473	122,903
*	LinkedIn Corp. Class A	1,041,309	119,563
	Maxim Integrated
	Products Inc.	3,810,740	112,036
	Fidelity National
	Information Services Inc.	3,077,714	107,135
*	Rackspace Hosting Inc.	1,416,542	105,207
*	Autodesk Inc.	2,960,332	104,648
	KLA-Tencor Corp.	2,174,398	103,849
	Linear Technology Corp.	3,006,957	103,139
	Avago Technologies Ltd.
	Class A	3,205,502	101,486
*	F5 Networks Inc.	1,032,220	100,280
	NVIDIA Corp.	8,089,389	99,419
*	Trimble Navigation Ltd.	1,641,321	98,118
*	Akamai Technologies Inc.	2,315,242	94,717
*	Alliance Data
	Systems Corp.	651,831	94,359
*	Lam Research Corp.	2,380,551	86,009
*	Micron Technology Inc.	13,287,321	84,375
*	BMC Software Inc.	2,082,636	82,597
	Microchip Technology Inc.	2,529,255	82,428
	Computer Sciences Corp.	2,028,948	81,259
*	ANSYS Inc.	1,206,028	81,214
*	VeriSign Inc.	2,042,868	79,304
	Harris Corp.	1,479,101	72,417

			Market
			Value
		Shares	($000)
*	Nuance
	Communications Inc.	3,217,085	71,805
*	Synopsys Inc.	1,947,887	62,021
*	Electronic Arts Inc.	4,158,902	60,429
*	Avnet Inc.	1,845,586	56,493
*	Gartner Inc.	1,220,305	56,158
*	Arrow Electronics Inc.	1,421,098	54,115
*	Flextronics
	International Ltd.	8,690,058	53,965
*	LSI Corp.	7,280,625	51,547
*	Skyworks Solutions Inc.	2,491,991	50,587
	IAC/InterActiveCorp	1,067,728	50,504
*	Cree Inc.	1,438,351	48,875
	Solera Holdings Inc.	913,167	48,827
	FactSet Research
	Systems Inc.	551,643	48,578
	Global Payments Inc.	1,030,179	46,667
*	TIBCO Software Inc.	2,117,133	46,598
	Jabil Circuit Inc.	2,414,829	46,582
	Marvell Technology
	Group Ltd.	6,253,246	45,399
	Total System
	Services Inc.	2,087,358	44,711
*	MICROS Systems Inc.	1,047,314	44,448
	FLIR Systems Inc.	1,972,351	44,003
*	Informatica Corp.	1,417,112	42,967
*	ON Semiconductor Corp.	5,950,599	41,952
*	VeriFone Systems Inc.	1,406,953	41,758
	SAIC Inc.	3,571,925	40,434
*	Riverbed Technology Inc.	1,987,644	39,196
*	Atmel Corp.	5,743,228	37,618
*	Fortinet Inc.	1,651,621	34,800
	Molex Inc.	943,841	25,795
*	NetSuite Inc.	370,308	24,922
	Molex Inc. Class A	880,041	19,643
*	Vantiv Inc. Class A	921,553	18,818
	Dolby Laboratories Inc.
	Class A	621,595	18,231
*,^	ServiceNow Inc.	489,621	14,703
*	Palo Alto Networks Inc.	177,545	9,502
*	Freescale
	Semiconductor Ltd.	649,185	7,148
			4,644,952
Materials (7.0%)
	CF Industries Holdings Inc.	818,731	166,333
	Eastman Chemical Co.	1,997,042	135,899
	Sigma-Aldrich Corp.	1,576,912	116,029
	FMC Corp.	1,793,143	104,935
	Celanese Corp. Class A	2,079,198	92,587
	Vulcan Materials Co.	1,689,632	87,945
	Ball Corp.	1,919,410	85,894
	Ashland Inc.	1,025,546	82,464
	Airgas Inc.	855,354	78,085
	Albemarle Corp.	1,168,981	72,617
	MeadWestvaco Corp.	2,267,702	72,272

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Cliffs Natural
	Resources Inc.	1,861,296	71,772
*	Crown Holdings Inc.	1,945,827	71,626
	International Flavors &
	Fragrances Inc.	1,064,266	70,816
	Valspar Corp.	1,131,818	70,625
	Royal Gold Inc.	839,467	68,257
	Rock-Tenn Co. Class A	924,310	64,619
*	WR Grace & Co.	929,949	62,520
	Reliance Steel &
	Aluminum Co.	983,287	61,062
	Martin Marietta
	Materials Inc.	598,647	56,440
	Rockwood Holdings Inc.	971,517	48,051
	Bemis Co. Inc.	1,348,614	45,125
	United States Steel Corp.	1,883,959	44,970
*	Owens-Illinois Inc.	2,047,602	43,552
	Huntsman Corp.	2,702,147	42,964
	Sealed Air Corp.	2,408,500	42,173
	Aptargroup Inc.	869,718	41,503
	Allegheny
	Technologies Inc.	1,328,520	40,334
	Sonoco Products Co.	1,313,222	39,042
	Domtar Corp.	457,654	38,223
	Steel Dynamics Inc.	2,716,866	37,303
	Walter Energy Inc.	816,184	29,285
	Scotts Miracle-Gro Co.
	Class A	558,899	24,620
	Westlake Chemical Corp.	260,822	20,683
			2,230,625
Telecommunication Services (1.0%)
*	SBA
	Communications Corp.
	Class A	1,588,032	112,782
	Windstream Corp.	7,680,548	63,595
^	Frontier
	Communications Corp.	13,038,770	55,806
*	Level 3
	Communications Inc.	1,984,520	45,862
*	MetroPCS
	Communications Inc.	4,034,892	40,107
*	United States
	Cellular Corp.	169,148	5,961
			324,113
Utilities (5.8%)
	DTE Energy Co.	2,242,791	134,680
	Wisconsin Energy Corp.	3,009,197	110,889
	ONEOK Inc.	2,543,780	108,747
	CenterPoint Energy Inc.	5,301,892	102,061
	Ameren Corp.	3,168,391	97,333
	NRG Energy Inc.	4,208,513	96,754
	NiSource Inc.	3,720,391	92,601
	AES Corp.	8,302,430	88,836

		Market
		Value•
	Shares	($000)
American Water
Works Co. Inc.	2,303,851	85,542
CMS Energy Corp.	3,460,259	84,361
SCANA Corp.	1,629,230	74,358
Pinnacle West
Capital Corp.	1,430,885	72,946
OGE Energy Corp.	1,288,658	72,564
* Calpine Corp.	3,961,809	71,828
Alliant Energy Corp.	1,449,563	63,650
AGL Resources Inc.	1,534,935	61,351
Pepco Holdings Inc.	2,989,677	58,628
NV Energy Inc.	3,081,716	55,902
Integrys Energy
Group Inc.	1,022,267	53,383
ITC Holdings Corp.	672,653	51,734
MDU Resources
Group Inc.	2,342,418	49,753
UGI Corp.	1,468,524	48,035
National Fuel Gas Co.	924,622	46,869
Aqua America Inc.	1,824,629	46,382
TECO Energy Inc.	2,686,680	45,029
		1,874,216
Total Common Stocks
(Cost $27,462,799)		31,976,589
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity
Fund, 0.162%	226,949,326	226,949

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
4 Fannie Mae
Discount Notes,
0.097%, 3/27/13	2,000	2,000
Total Temporary Cash Investments
(Cost $228,949)		228,949
Total Investments (100.6%)
(Cost $27,691,748)		32,205,538
Other Assets and Liabilities (-0.6%)
Other Assets[5]		123,657
Liabilities[3]		(301,170)
		(177,513)
Net Assets (100%)		32,028,025

Mid-Cap Index Fund

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	30,135,540
Overdistributed Net Investment Income	(26,087)
Accumulated Net Realized Losses	(2,595,030)
Unrealized Appreciation (Depreciation)
Investment Securities	4,513,790
Futures Contracts	(188)
Net Assets	32,028,025

Investor Shares—Net Assets
Applicable to 172,944,185 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,886,892
Net Asset Value Per Share—
Investor Shares	$22.47

Admiral Shares—Net Assets
Applicable to 67,620,324 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,895,113
Net Asset Value Per Share—
Admiral Shares	$101.97

Signal Shares—Net Assets
Applicable to 150,242,768 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,834,246
Net Asset Value Per Share—
Signal Shares	$32.18

Amount
($000)
Institutional Shares—Net Assets
Applicable to 313,340,228 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,057,120
Net Asset Value Per Share—
Institutional Shares	$22.52

Institutional Plus Shares—Net Assets
Applicable to 48,869,487 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,428,365
Net Asset Value Per Share—
Institutional Plus Shares	$111.08

ETF Shares—Net Assets
Applicable to 47,687,794 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,926,289
Net Asset Value Per Share—
ETF Shares	$82.33

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $187,794,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $192,118,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Cash with a value of $2,000,000 has been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends	471,124
Interest[1]	85
Security Lending	7,570
Total Income	478,779
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,801
Management and Administrative—Investor Shares	8,146
Management and Administrative—Admiral Shares	4,945
Management and Administrative—Signal Shares	2,850
Management and Administrative—Institutional Shares	2,831
Management and Administrative—Institutional Plus Shares	1,521
Management and Administrative—ETF Shares	2,325
Marketing and Distribution—Investor Shares	1,204
Marketing and Distribution—Admiral Shares	1,035
Marketing and Distribution—Signal Shares	1,173
Marketing and Distribution—Institutional Shares	1,806
Marketing and Distribution—Institutional Plus Shares	867
Marketing and Distribution—ETF Shares	892
Custodian Fees	389
Auditing Fees	34
Shareholders’ Reports—Investor Shares	173
Shareholders’ Reports—Admiral Shares	84
Shareholders’ Reports—Signal Shares	53
Shareholders’ Reports—Institutional Shares	109
Shareholders’ Reports—Institutional Plus Shares	39
Shareholders’ Reports—ETF Shares	185
Trustees’ Fees and Expenses	28
Total Expenses	32,490
Net Investment Income	446,289
Realized Net Gain (Loss)
Investment Securities Sold	687,805
Futures Contracts	5,383
Realized Net Gain (Loss)	693,188
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,104,298
Futures Contracts	(354)
Change in Unrealized Appreciation (Depreciation)	3,103,944
Net Increase (Decrease) in Net Assets Resulting from Operations	4,243,421

1 Interest income from an affiliated company of the fund was $78,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	446,289	345,806
Realized Net Gain (Loss)	693,188	2,825,967
Change in Unrealized Appreciation (Depreciation)	3,103,944	(3,704,480)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,243,421	(532,707)
Distributions
Net Investment Income
Investor Shares	(49,025)	(49,002)
Admiral Shares	(96,184)	(80,364)
Signal Shares	(67,578)	(48,089)
Institutional Shares	(100,070)	(76,730)
Institutional Plus Shares	(76,806)	(48,066)
ETF Shares	(55,058)	(43,959)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(444,721)	(346,210)
Capital Share Transactions
Investor Shares	(837,289)	(1,341,194)
Admiral Shares	49,913	155,984
Signal Shares	695,819	918,741
Institutional Shares	641,250	(2,014,198)
Institutional Plus Shares	1,481,497	3,119,928
ETF Shares	206,782	(28,623)
Net Increase (Decrease) from Capital Share Transactions	2,237,972	810,638
Total Increase (Decrease)	6,036,672	(68,279)
Net Assets
Beginning of Period	25,991,353	26,059,632
End of Period[1]	32,028,025	25,991,353

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($26,087,000) and ($27,655,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$19.65	$20.31	$16.36	$11.80	$20.70
Investment Operations
Net Investment Income	.286	.233	.214	.171	.224
Net Realized and Unrealized Gain (Loss)
on Investments	2.818	(.661)	3.951	4.571	(8.894)
Total from Investment Operations	3.104	(.428)	4.165	4.742	(8.670)
Distributions
Dividends from Net Investment Income	(.284)	(.232)	(.215)	(.182)	(.230)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.284)	(.232)	(.215)	(.182)	(.230)
Net Asset Value, End of Period	$22.47	$19.65	$20.31	$16.36	$11.80

Total Return[1]	15.80%	-2.11%	25.46%	40.22%	-41.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,887	$4,168	$5,602	$6,789	$4,652
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.27%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.36%	1.15%	1.25%	1.32%	1.36%
Portfolio Turnover Rate[2]	17%	22%	16%	21%	24%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$89.15	$92.17	$74.23	$53.49	$93.93
Investment Operations
Net Investment Income	1.450	1.212	1.049	.855	1.099
Net Realized and Unrealized Gain (Loss)
on Investments	12.808	(3.023)	17.946	20.782	(40.405)
Total from Investment Operations	14.258	(1.811)	18.995	21.637	(39.306)
Distributions
Dividends from Net Investment Income	(1.438)	(1.209)	(1.055)	(.897)	(1.134)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.438)	(1.209)	(1.055)	(.897)	(1.134)
Net Asset Value, End of Period	$101.97	$89.15	$92.17	$74.23	$53.49

Total Return[1]	15.99%	-1.97%	25.59%	40.48%	-41.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,895	$5,989	$6,036	$2,184	$1,601
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.50%	1.29%	1.39%	1.45%	1.47%
Portfolio Turnover Rate[2]	17%	22%	16%	21%	24%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$28.13	$29.09	$23.43	$16.89	$29.66
Investment Operations
Net Investment Income	.459	.382	.341	.271	.349
Net Realized and Unrealized Gain (Loss)
on Investments	4.047	(.961)	5.662	6.552	(12.759)
Total from Investment Operations	4.506	(.579)	6.003	6.823	(12.410)
Distributions
Dividends from Net Investment Income	(.456)	(.381)	(.343)	(.283)	(.360)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.456)	(.381)	(.343)	(.283)	(.360)
Net Asset Value, End of Period	$32.18	$28.13	$29.09	$23.43	$16.89

Total Return	16.02%	-1.99%	25.62%	40.43%	-41.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,834	$3,589	$2,831	$2,346	$1,609
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.50%	1.29%	1.39%	1.45%	1.47%
Portfolio Turnover Rate[1]	17%	22%	16%	21%	24%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$19.69	$20.36	$16.40	$11.82	$20.76
Investment Operations
Net Investment Income	.325	.271	.247	.197	.250
Net Realized and Unrealized Gain (Loss)
on Investments	2.827	(.669)	3.962	4.588	(8.933)
Total from Investment Operations	3.152	(.398)	4.209	4.785	(8.683)
Distributions
Dividends from Net Investment Income	(.322)	(.272)	(.249)	(.205)	(.257)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.322)	(.272)	(.249)	(.205)	(.257)
Net Asset Value, End of Period	$22.52	$19.69	$20.36	$16.40	$11.82

Total Return	16.01%	-1.96%	25.67%	40.51%	-41.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,057	$5,611	$7,795	$5,960	$3,820
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.52%	1.31%	1.43%	1.51%	1.51%
Portfolio Turnover Rate[1]	17%	22%	16%	21%	24%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares
			Dec. 15,
	Year Ended		2010[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$97.12	$100.40	$99.45
Investment Operations
Net Investment Income	1.624	1.358	.079[2]
Net Realized and Unrealized Gain (Loss) on Investments	13.945	(3.280)	2.078
Total from Investment Operations	15.569	(1.922)	2.157
Distributions
Dividends from Net Investment Income	(1.609)	(1.358)	(1.207)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.609)	(1.358)	(1.207)
Net Asset Value, End of Period	$111.08	$97.12	$100.40

Total Return	16.03%	-1.91%	2.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,428	$3,393	$440
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	1.54%	1.33%	1.45%[3]
Portfolio Turnover Rate[4]	17%	22%	16%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$71.99	$74.42	$59.97	$43.21	$75.90
Investment Operations
Net Investment Income	1.173	.976	.882	.696	.895
Net Realized and Unrealized Gain (Loss)
on Investments	10.329	(2.430)	14.454	16.794	(32.656)
Total from Investment Operations	11.502	(1.454)	15.336	17.490	(31.761)
Distributions
Dividends from Net Investment Income	(1.162)	(.976)	(.886)	(.730)	(.929)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.162)	(.976)	(.886)	(.730)	(.929)
Net Asset Value, End of Period	$82.33	$71.99	$74.42	$59.97	$43.21

Total Return	15.98%	-1.96%	25.57%	40.49%	-41.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,926	$3,241	$3,356	$2,207	$1,113
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.50%	1.29%	1.39%	1.45%	1.46%
Portfolio Turnover Rate[1]	17%	22%	16%	21%	24%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2012, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Mid-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $4,292,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.72% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	31,976,589	—	—
Temporary Cash Investments	226,949	2,000	—
Futures Contracts—Assets[1]	820	—	—
Total	32,204,358	2,000	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Index Fund

D. At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	March 2013	355	36,143	(188)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2012, the fund realized $1,026,095,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2012, the fund had $5,455,000 of ordinary income available for distribution. At December 31, 2012, the fund had available capital losses totaling $2,593,882,000 to offset future net capital gains. Of this amount, $2,258,323,000 is subject to expiration dates; $1,696,225,000 may be used to offset future net capital gains through December 31, 2017, and $562,098,000 through December 31, 2018. Capital losses of $335,559,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2012, the cost of investment securities for tax purposes was $27,691,887,000. Net unrealized appreciation of investment securities for tax purposes was $4,513,651,000, consisting of unrealized gains of $6,484,335,000 on securities that had risen in value since their purchase and $1,970,684,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2012, the fund purchased $9,660,427,000 of investment securities and sold $7,401,956,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,632,029,000 and $2,408,337,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	714,211	33,073	1,146,320	55,156
Issued in Lieu of Cash Distributions	46,399	2,063	46,815	2,381
Redeemed	(1,597,899)	(74,317)	(2,534,329)	(121,277)
Net Increase (Decrease) —Investor Shares	(837,289)	(39,181)	(1,341,194)	(63,740)
Admiral Shares
Issued	831,355	8,435	990,434	10,647
Issued in Lieu of Cash Distributions	86,410	847	72,441	812
Redeemed	(867,852)	(8,837)	(906,891)	(9,768)
Net Increase (Decrease)—Admiral Shares	49,913	445	155,984	1,691
Signal Shares
Issued	1,794,040	58,026	2,021,498	67,642
Issued in Lieu of Cash Distributions	59,736	1,856	41,582	1,477
Redeemed	(1,157,957)	(37,196)	(1,144,339)	(38,895)
Net Increase (Decrease)—Signal Shares	695,819	22,686	918,741	30,224
Institutional Shares
Issued	2,043,658	94,208	2,201,275	106,208
Issued in Lieu of Cash Distributions	93,697	4,159	72,105	3,658
Redeemed	(1,496,105)	(69,989)	(4,287,578)	(207,796)
Net Increase (Decrease) —Institutional Shares	641,250	28,378	(2,014,198)	(97,930)
Institutional Plus Shares
Issued	2,054,815	19,336	3,748,008	36,958
Issued in Lieu of Cash Distributions	69,076	622	48,066	495
Redeemed	(642,394)	(6,029)	(676,146)	(6,892)
Net Increase (Decrease) —Institutional Plus Shares	1,481,497	13,929	3,119,928	30,561
ETF Shares
Issued	2,665,050	33,566	2,791,801	36,623
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,458,268)	(30,900)	(2,820,424)	(36,700)
Net Increase (Decrease) —ETF Shares	206,782	2,666	(28,623)	(77)

H. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from the MSCI US Mid Cap 450 Index to the CRSP US Mid Cap Index. The benchmark change was effective on January 31, 2013. The fund’s investment objective has not changed.

Mid-Cap Growth Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Admiral	ETF
	Shares	Shares	Shares
Ticker Symbol	VMGIX	VMGMX	VOT
Expense Ratio[1]	0.24%	0.10%	0.10%
30-Day SEC Yield	0.34%	0.48%	0.48%

Portfolio Characteristics
			DJ U.S.
			Total
		MSCI US	Market
		Mid Cap	FA
	Fund Growth Index		Index
Number of Stocks	239	239	3,604
Median Market Cap	$7.4B	$7.4B	$35.1B
Price/Earnings Ratio	24.2x	24.2x	16.8x
Price/Book Ratio	3.5x	3.5x	2.1x
Return on Equity	16.3%	16.3%	17.1%
Earnings Growth Rate	16.5%	16.5%	9.7%
Dividend Yield	0.6%	0.6%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	38%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ U.S.
		Total
	MSCI US	Market
	Mid Cap	FA
	Growth Index	Index
R-Squared	1.00	0.94
Beta	1.00	1.16

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Pioneer Natural	Oil & Gas Exploration
Resources Co.	& Production	1.0%
Delphi Automotive plc	Auto Parts &
	Equipment	1.0
Cerner Corp.	Health Care
	Technology	0.9
Starwood Hotels &	Hotels, Resorts &
Resorts Worldwide Inc.	Cruise Lines	0.9
Mylan Inc.	Pharmaceuticals	0.9
Harley-Davidson Inc.	Motorcycle
	Manufacturers	0.9
Sirius XM Radio Inc.	Cable & Satellite	0.9
DaVita HealthCare
Partners Inc.	Health Care Services	0.9
Roper Industries Inc.	Electrical
	Components &
	Equipment	0.9
AmerisourceBergen	Health Care
Corp.	Distributors	0.9
Top Ten		9.2%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, and 0.10% for ETF Shares.

Mid-Cap Growth Index Fund

Sector Diversification (% of equity exposure)
			DJ U.S.
		MSCI US	Total
		Mid Cap	Market
		Growth	FA
	Fund	Index	Index
Consumer Discretionary 23.2%		23.2%	12.3%
Consumer Staples	3.6	3.6	9.3
Energy	9.3	9.3	10.2
Financials	7.5	7.5	16.9
Health Care	15.0	15.0	11.7
Industrials	15.3	15.3	11.1
Information Technology	18.9	18.9	18.3
Materials	5.6	5.6	4.0
Telecommunication
Services	1.1	1.1	2.7
Utilities	0.5	0.5	3.5

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 24, 2006, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/24/2006)	Investment

Mid-Cap Growth Index Fund Investor
Shares	15.81%	1.61%	5.31%	$13,888

MSCI US Mid Cap Growth Index	16.03	1.82	5.49	14,046

Mid-Cap Growth Funds Average	13.58	1.23	5.01	13,639

Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	4.26	13,038

Mid-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/27/2011)	Investment
Mid-Cap Growth Index Fund Admiral Shares	15.96%	15.18%	$11,949
MSCI US Mid Cap Growth Index	16.03	15.28	11,963
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	19.56	12,525

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/17/2006)	Investment
Mid-Cap Growth Index Fund
ETF Shares Net Asset Value	15.94%	1.76%	5.19%	$13,809
MSCI US Mid Cap Growth Index	16.03	1.82	5.24	13,846
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	4.20	12,997

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: August 17, 2006, Through December 31, 2012

			Since
	One	Five	Inception
	Year	Years	(8/17/2006)
Mid-Cap Growth Index Fund ETF Shares
Market Price	16.02%	9.13%	38.12%
Mid-Cap Growth Index Fund ETF Shares Net
Asset Value	15.94	9.09	38.09
MSCI US Mid Cap Growth Index	16.03	9.42	38.46

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): August 24, 2006, Through December 31, 2012

Mid-Cap Growth Index Fund Investor Shares
MSCI US Mid Cap Growth Index

Mid-Cap Growth Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (23.2%)
*	Delphi Automotive plc	645,306	24,683
	Starwood Hotels &
	Resorts Worldwide Inc.	413,139	23,698
	Harley-Davidson Inc.	479,184	23,403
	Sirius XM Radio Inc.	8,056,675	23,284
*	O’Reilly Automotive Inc.	250,029	22,358
*	Liberty Interactive Corp.
	Class A	1,083,609	21,325
*	Chipotle Mexican Grill Inc.
	Class A	66,621	19,817
*	Dollar Tree Inc.	484,377	19,646
*	CarMax Inc.	480,122	18,024
*	BorgWarner Inc.	240,639	17,235
	PVH Corp.	147,946	16,423
*	Lululemon Athletica Inc.	211,864	16,150
	Wyndham
	Worldwide Corp.	298,929	15,906
	PetSmart Inc.	227,494	15,547
	Tiffany & Co.	266,092	15,258
	Family Dollar Stores Inc.	208,787	13,239
*	PulteGroup Inc.	725,831	13,181
	Tractor Supply Co.	149,100	13,174
*	LKQ Corp.	622,571	13,136
	Virgin Media Inc.	348,922	12,823
	Ulta Salon Cosmetics &
	Fragrance Inc.	125,720	12,353
	Polaris Industries Inc.	136,772	11,509
	Advance Auto Parts Inc.	154,004	11,142
	Scripps Networks
	Interactive Inc. Class A	180,716	10,467
*	Netflix Inc.	110,804	10,280
*	Fossil Inc.	108,598	10,110
*	TripAdvisor Inc.	231,312	9,706
*	Urban Outfitters Inc.	243,536	9,586
*	NVR Inc.	10,273	9,451
*	Panera Bread Co. Class A	59,308	9,420
	Dick’s Sporting Goods Inc.	202,610	9,217
	Signet Jewelers Ltd.	169,966	9,076

			Market
			Value
		Shares	($000)
*	MGM Resorts
	International	770,579	8,970
*	Sally Beauty Holdings Inc.	378,356	8,918
*	Under Armour Inc.
	Class A	164,974	8,006
	Dunkin’ Brands Group Inc.	221,202	7,339
*	Goodyear Tire &
	Rubber Co.	514,888	7,111
	JC Penney Co. Inc.	344,937	6,799
*	Toll Brothers Inc.	206,285	6,669
	Lennar Corp. Class A	167,880	6,492
*	Charter
	Communications Inc.
	Class A	84,811	6,466
	Cablevision Systems Corp.
	Class A	402,105	6,007
	Gentex Corp.	303,015	5,703
	Tupperware Brands Corp.	75,833	4,861
	Harman International
	Industries Inc.	91,795	4,098
*	Tempur-Pedic
	International Inc.	125,581	3,955
	Interpublic Group of
	Cos. Inc.	322,656	3,556
*	Lamar Advertising Co.
	Class A	85,980	3,332
*,^	Sears Holdings Corp.	78,570	3,250
	Weight Watchers
	International Inc.	58,642	3,071
*	AutoNation Inc.	76,316	3,030
*	Apollo Group Inc. Class A	139,303	2,914
*	Jarden Corp.	56,015	2,896
	Williams-Sonoma Inc.	65,945	2,886
	Burger King
	Worldwide Inc.	147,692	2,428
*	Hyatt Hotels Corp.
	Class A	48,699	1,878
^	Allison Transmission
	Holdings Inc.	76,596	1,564
			602,826

Mid-Cap Growth Index Fund

			Market
			Value
		Shares	($000)
Consumer Staples (3.6%)
*	Monster Beverage Corp.	315,375	16,677
*	Green Mountain Coffee
	Roasters Inc.	277,745	11,488
*	Constellation Brands Inc.
	Class A	323,188	11,438
	McCormick & Co. Inc.	164,153	10,429
*	Ralcorp Holdings Inc.	116,018	10,401
	Hormel Foods Corp.	304,369	9,499
	Church & Dwight Co. Inc.	146,248	7,834
^	Herbalife Ltd.	234,454	7,723
	Hillshire Brands Co.	249,005	7,007
			92,496
Energy (9.3%)
	Pioneer Natural
	Resources Co.	245,751	26,195
	Cabot Oil & Gas Corp.	441,607	21,966
*	FMC Technologies Inc.	501,257	21,469
	Range Resources Corp.	341,658	21,466
	EQT Corp.	314,538	18,551
*	Concho Resources Inc.	208,331	16,783
	CONSOL Energy Inc.	478,606	15,363
	Oceaneering
	International Inc.	226,823	12,201
	QEP Resources Inc.	373,514	11,306
	Core Laboratories NV	99,325	10,857
*	Whiting Petroleum Corp.	247,172	10,720
	Diamond Offshore
	Drilling Inc.	146,078	9,927
*	Dresser-Rand Group Inc.	158,917	8,922
	SM Energy Co.	136,593	7,132
*	Cobalt International
	Energy Inc.	252,654	6,205
*	Ultra Petroleum Corp.	321,862	5,835
*	Kinder Morgan
	Management LLC	74,021	5,586
*	SandRidge Energy Inc.	774,913	4,921
*	Rowan Cos. plc Class A	130,598	4,084
*	Laredo Petroleum
	Holdings Inc.	81,081	1,472
			240,961
Financials (7.5%)
	Moody’s Corp.	420,671	21,168
*	IntercontinentalExchange
	Inc.	153,002	18,943
*	CIT Group Inc.	401,222	15,503
*	Affiliated Managers
	Group Inc.	107,911	14,045
*	CBRE Group Inc. Class A	655,211	13,039
*	Arch Capital Group Ltd.	286,433	12,609
	Taubman Centers Inc.	129,655	10,207
	American Campus
	Communities Inc.	220,251	10,160
*	Ocwen Financial Corp.	240,852	8,331
*	MSCI Inc. Class A	255,393	7,915

			Market
			Value
		Shares	($000)
	Eaton Vance Corp.	241,385	7,688
	Federal Realty
	Investment Trust	67,325	7,003
	SEI Investments Co.	292,171	6,819
	Brown & Brown Inc.	255,271	6,499
	Digital Realty Trust Inc.	89,883	6,102
	CBOE Holdings Inc.	183,706	5,412
	Jones Lang LaSalle Inc.	59,986	5,035
	Raymond James
	Financial Inc.	123,341	4,752
	Hudson City Bancorp Inc.	499,942	4,065
	LPL Financial Holdings Inc.	117,076	3,297
	Weingarten Realty
	Investors	121,448	3,251
	Erie Indemnity Co.
	Class A	29,702	2,056
			193,899
Health Care (15.0%)
*	Cerner Corp.	305,971	23,755
*	Mylan Inc.	853,049	23,442
*	DaVita HealthCare
	Partners Inc.	207,471	22,932
	AmerisourceBergen Corp.
	Class A	529,180	22,850
*	Edwards
	Lifesciences Corp.	243,306	21,939
*	Forest Laboratories Inc.	558,751	19,735
	Perrigo Co.	186,765	19,429
*	Vertex
	Pharmaceuticals Inc.	453,834	19,034
*	Laboratory Corp. of
	America Holdings	201,662	17,468
	CR Bard Inc.	167,471	16,369
*	Varian Medical
	Systems Inc.	232,799	16,352
*	Waters Corp.	184,293	16,055
*	Henry Schein Inc.	186,091	14,973
*	Illumina Inc.	258,609	14,376
*	BioMarin
	Pharmaceutical Inc.	259,647	12,787
*	Mettler-Toledo
	International Inc.	65,183	12,600
	ResMed Inc.	299,994	12,471
	DENTSPLY
	International Inc.	297,963	11,802
*	IDEXX Laboratories Inc.	119,418	11,082
*	Onyx Pharmaceuticals Inc.	136,826	10,334
	Cooper Cos. Inc.	100,585	9,302
*	Medivation Inc.	154,723	7,916
*	Pharmacyclics Inc.	117,013	6,775
	Patterson Cos. Inc.	183,133	6,269
	Warner Chilcott plc
	Class A	448,063	5,395
	Universal Health
	Services Inc. Class B	94,202	4,555

Mid-Cap Growth Index Fund

			Market
			Value
		Shares	($000)
*	Covance Inc.	75,338	4,352
*	Allscripts Healthcare
	Solutions Inc.	343,435	3,235
*	Bio-Rad Laboratories Inc.
	Class A	26,879	2,824
			390,408
Industrials (15.3%)
	Roper Industries Inc.	205,667	22,928
	ADT Corp.	486,649	22,624
*	Delta Air Lines Inc.	1,788,167	21,226
	Kansas City Southern	231,321	19,311
	AMETEK Inc.	509,983	19,160
*	Stericycle Inc.	180,114	16,799
*	United Continental
	Holdings Inc.	698,835	16,339
	Flowserve Corp.	107,439	15,772
*	Verisk Analytics Inc.
	Class A	296,409	15,117
	Pall Corp.	244,314	14,722
	Textron Inc.	591,079	14,653
	TransDigm Group Inc.	102,709	14,005
	JB Hunt Transport
	Services Inc.	197,581	11,798
*	IHS Inc. Class A	117,567	11,286
*	B/E Aerospace Inc.	218,414	10,790
*	Fortune Brands Home &
	Security Inc.	337,651	9,866
	Donaldson Co. Inc.	297,215	9,760
	Joy Global Inc.	144,573	9,221
	Wabtec Corp.	100,570	8,804
*	WABCO Holdings Inc.	134,282	8,754
*	Owens Corning	236,571	8,751
	Waste Connections Inc.	245,883	8,308
	Masco Corp.	491,525	8,189
*	Nielsen Holdings NV	265,608	8,125
	Southwest Airlines Co.	779,065	7,978
	Nordson Corp.	121,141	7,646
	Dun & Bradstreet Corp.	94,317	7,418
	MSC Industrial
	Direct Co. Inc. Class A	98,110	7,395
	Gardner Denver Inc.	102,672	7,033
*	Sensata Technologies
	Holding NV	206,569	6,709
*	Copart Inc.	227,174	6,702
	Babcock & Wilcox Co.	224,152	5,873
*	Foster Wheeler AG	226,879	5,518
	Robert Half
	International Inc.	141,704	4,509
	IDEX Corp.	87,688	4,080
			397,169
Information Technology (18.9%)
*	Fiserv Inc.	285,350	22,551
*	Teradata Corp.	354,497	21,940
	Amphenol Corp. Class A	338,468	21,899
*	Red Hat Inc.	405,868	21,495

			Market
			Value
		Shares	($000)
*	Equinix Inc.	101,349	20,898
	Xilinx Inc.	551,441	19,797
*	LinkedIn Corp. Class A	167,634	19,248
*	Rackspace Hosting Inc.	228,082	16,940
*	Autodesk Inc.	476,651	16,850
	Avago Technologies Ltd.
	Class A	516,237	16,344
*	F5 Networks Inc.	166,131	16,140
*	Trimble Navigation Ltd.	264,343	15,802
*	Akamai Technologies Inc.	372,914	15,256
*	Alliance Data
	Systems Corp.	104,862	15,180
*	Micron Technology Inc.	2,138,378	13,579
*	BMC Software Inc.	335,279	13,297
*	ANSYS Inc.	194,122	13,072
*	VeriSign Inc.	328,586	12,756
*	Nuance
	Communications Inc.	517,539	11,551
*	Gartner Inc.	196,236	9,031
*	LSI Corp.	1,173,631	8,309
*	Skyworks Solutions Inc.	401,810	8,157
	IAC/InterActiveCorp	171,816	8,127
	NVIDIA Corp.	649,487	7,982
*	Cree Inc.	230,975	7,849
	Solera Holdings Inc.	146,619	7,840
	FactSet Research
	Systems Inc.	88,948	7,833
*	SanDisk Corp.	177,235	7,720
	Global Payments Inc.	165,378	7,492
*	TIBCO Software Inc.	339,858	7,480
*	MICROS Systems Inc.	168,187	7,138
	FLIR Systems Inc.	317,799	7,090
*	Informatica Corp.	227,512	6,898
*	VeriFone Systems Inc.	226,917	6,735
*	Riverbed Technology Inc.	319,307	6,297
*	Atmel Corp.	926,446	6,068
*	Fortinet Inc.	265,325	5,590
*	Synopsys Inc.	156,894	4,995
*	Lam Research Corp.	134,194	4,848
*	NetSuite Inc.	59,739	4,020
*	Electronic Arts Inc.	235,076	3,416
*	Flextronics
	International Ltd.	491,354	3,051
*	Vantiv Inc. Class A	148,861	3,040
	Dolby Laboratories Inc.
	Class A	100,422	2,945
*	ServiceNow Inc.	79,120	2,376
*	Palo Alto Networks Inc.	28,628	1,532
*	Freescale
	Semiconductor Ltd.	104,657	1,152
			489,606
Materials (5.6%)
	FMC Corp.	288,681	16,894
	Celanese Corp. Class A	334,780	14,908
	Ball Corp.	309,046	13,830

Mid-Cap Growth Index Fund

		Market
		Value
	Shares	($000)
Sigma-Aldrich Corp.	165,036	12,143
Albemarle Corp.	188,033	11,681
* Crown Holdings Inc.	313,029	11,523
Valspar Corp.	182,115	11,364
Royal Gold Inc.	135,019	10,978
* WR Grace & Co.	149,537	10,053
CF Industries Holdings Inc.	46,138	9,373
Vulcan Materials Co.	176,719	9,198
Rock-Tenn Co. Class A	74,446	5,205
Scotts Miracle-Gro Co.
Class A	90,295	3,978
Aptargroup Inc.	49,124	2,344
Westlake Chemical Corp.	21,077	1,671
		145,143
Telecommunication Services (1.1%)
* SBA
Communications Corp.
Class A	255,730	18,162
* Level 3
Communications Inc.	318,587	7,362
* MetroPCS
Communications Inc.	325,811	3,239
		28,763
Utilities (0.5%)
ITC Holdings Corp.	108,197	8,321
* Calpine Corp.	317,913	5,764
		14,085
Total Common Stocks
(Cost $2,331,323)		2,595,356
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[1,2] Vanguard Market Liquidity
Fund, 0.162%
(Cost $6,702)	6,702,601	6,702
Total Investments (100.3%)
(Cost $2,338,025)		2,602,058
Other Assets and Liabilities (-0.3%)
Other Assets		8,230
Liabilities[2]		(14,742)
		(6,512)
Net Assets (100%)		2,595,546

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	2,735,301
Overdistributed Net Investment Income	(1,494)
Accumulated Net Realized Losses	(402,294)
Unrealized Appreciation (Depreciation)	264,033
Net Assets	2,595,546

Investor Shares—Net Assets
Applicable to 17,892,945 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	482,912
Net Asset Value Per Share—
Investor Shares	$26.99

Admiral Shares—Net Assets
Applicable to 30,884,025 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	912,590
Net Asset Value Per Share—
Admiral Shares	$29.55

ETF Shares—Net Assets
Applicable to 17,482,309 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,200,044
Net Asset Value Per Share—
ETF Shares	$68.64

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,477,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $6,702,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends	19,936
Interest[1]	5
Security Lending	365
Total Income	20,306
Expenses
The Vanguard Group—Note B
Investment Advisory Services	249
Management and Administrative—Investor Shares	964
Management and Administrative—Admiral Shares	538
Management and Administrative—ETF Shares	587
Marketing and Distribution—Investor Shares	165
Marketing and Distribution—Admiral Shares	114
Marketing and Distribution—ETF Shares	340
Custodian Fees	67
Auditing Fees	31
Shareholders’ Reports—Investor Shares	23
Shareholders’ Reports—Admiral Shares	16
Shareholders’ Reports—ETF Shares	97
Trustees’ Fees and Expenses	2
Total Expenses	3,193
Net Investment Income	17,113
Realized Net Gain (Loss) on Investment Securities Sold	78,605
Change in Unrealized Appreciation (Depreciation) of Investment Securities	236,438
Net Increase (Decrease) in Net Assets Resulting from Operations	332,156
1 Interest income from an affiliated company of the fund was $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,113	9,684
Realized Net Gain (Loss)	78,605	272,301
Change in Unrealized Appreciation (Depreciation)	236,438	(383,998)
Net Increase (Decrease) in Net Assets Resulting from Operations	332,156	(102,013)
Distributions
Net Investment Income
Investor Shares	(2,603)	(1,969)
Admiral Shares	(6,255)	(2,103)
ETF Shares	(8,280)	(5,864)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(17,138)	(9,936)
Capital Share Transactions
Investor Shares	(90,935)	(410,088)
Admiral Shares	299,717	529,290
ETF Shares	(51,292)	128,191
Net Increase (Decrease) from Capital Share Transactions	157,490	247,393
Total Increase (Decrease)	472,508	135,444
Net Assets
Beginning of Period	2,123,038	1,987,594
End of Period[1]	2,595,546	2,123,038

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,494,000) and ($1,469,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$23.43	$24.46	$19.05	$13.43	$25.50
Investment Operations
Net Investment Income	.146	.087	.104[1]	.084	.059
Net Realized and Unrealized Gain (Loss)
on Investments	3.559	(1.027)	5.408	5.629	(12.065)
Total from Investment Operations	3.705	(.940)	5.512	5.713	(12.006)
Distributions
Dividends from Net Investment Income	(.145)	(.090)	(.102)	(.093)	(.064)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.145)	(.090)	(.102)	(.093)	(.064)
Net Asset Value, End of Period	$26.99	$23.43	$24.46	$19.05	$13.43

Total Return[2]	15.81%	-3.84%	28.93%	42.54%	-47.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$483	$503	$958	$546	$275
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.30%	0.25%
Ratio of Net Investment Income to
Average Net Assets	0.58%	0.35%	0.57%[1]	0.55%	0.37%
Portfolio Turnover Rate[3]	38%	41%	38%	43%	54%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.011 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Admiral Shares
	Year	Sept. 27,
	Ended	2011[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$25.66	$25.00
Investment Operations
Net Investment Income	.205	.027
Net Realized and Unrealized Gain (Loss) on Investments	3.889	0.736
Total from Investment Operations	4.094	0.763
Distributions
Dividends from Net Investment Income	(.204)	(.103)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.204)	(.103)
Net Asset Value, End of Period	$29.55	$25.66

Total Return[2]	15.96%	3.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$913	$525
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	0.72%	0.49%[3]
Portfolio Turnover Rate[4]	38%	41%

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$59.61	$62.23	$48.45	$34.12	$64.85
Investment Operations
Net Investment Income	.474	.316	.326[1]	.267	.214
Net Realized and Unrealized Gain (Loss)
on Investments	9.029	(2.617)	13.776	14.353	(30.717)
Total from Investment Operations	9.503	(2.301)	14.102	14.620	(30.503)
Distributions
Dividends from Net Investment Income	(.473)	(.319)	(.322)	(.290)	(.227)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.473)	(.319)	(.322)	(.290)	(.227)
Net Asset Value, End of Period	$68.64	$59.61	$62.23	$48.45	$34.12

Total Return	15.94%	-3.70%	29.11%	42.85%	-47.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,200	$1,095	$1,030	$646	$413
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.72%	0.49%	0.71%[1]	0.71%	0.50%
Portfolio Turnover Rate[2]	38%	41%	38%	43%	54%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.028 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $348,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Mid-Cap Growth Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2012, the fund realized $167,898,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2012, the fund had $329,000 of ordinary income available for distribution. At December 31, 2012, the fund had available capital losses totaling $402,254,000 to offset future net capital gains. Of this amount, $286,740,000 is subject to expiration dates; $203,722,000 may be used to offset future net capital gains through December 31, 2017, and $83,018,000 through December 31, 2018. Capital losses of $115,514,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2012, the cost of investment securities for tax purposes was $2,338,065,000. Net unrealized appreciation of investment securities for tax purposes was $263,993,000, consisting of unrealized gains of $394,561,000 on securities that had risen in value since their purchase and $130,568,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2012, the fund purchased $1,595,861,000 of investment securities and sold $1,438,434,000 of investment securities, other than temporary cash investments. Purchases and sales include $461,821,000 and $506,452,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Growth Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	214,387	8,282	462,807	18,463
Issued in Lieu of Cash Distributions	2,430	90	1,880	80
Redeemed	(307,752)	(11,934)	(874,775)	(36,253)
Net Increase (Decrease) —Investor Shares	(90,935)	(3,562)	(410,088)	(17,710)
Admiral Shares[1]
Issued	514,031	17,978	550,971	21,302
Issued in Lieu of Cash Distributions	5,791	196	1,910	74
Redeemed	(220,105)	(7,742)	(23,591)	(924)
Net Increase (Decrease)—Admiral Shares	299,717	10,432	529,290	20,452
ETF Shares
Issued	464,982	7,004	714,408	10,935
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(516,274)	(7,900)	(586,217)	(9,100)
Net Increase (Decrease)—ETF Shares	(51,292)	(896)	128,191	1,835
1 Inception was September 27, 2011, for Admiral Shares.

G. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced an upcoming change in the fund’s benchmark index from the MSCI US Mid Cap Growth Index to the CRSP US Mid Cap Growth Index. The fund’s investment objective is not changing. The transition to the new benchmark is expected to be completed over several months, and will require some turnover of holdings with resulting transaction costs. Vanguard will seek to minimize trading impact through efficient portfolio trading.

Mid-Cap Value Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Admiral	ETF
	Shares	Shares	Shares
Ticker Symbol	VMVIX	VMVAX	VOE
Expense Ratio[1]	0.24%	0.10%	0.10%
30-Day SEC Yield	2.37%	2.51%	2.51%

Portfolio Characteristics
			DJ U.S.
			Total
		MSCI US	Market
		Mid Cap	FA
	Fund Value	Index	Index
Number of Stocks	255	255	3,604
Median Market Cap	$6.1B	$6.1B	$35.1B
Price/Earnings Ratio	15.9x	15.9x	16.8x
Price/Book Ratio	1.5x	1.5x	2.1x
Return on Equity	10.9%	10.9%	17.1%
Earnings Growth Rate	3.9%	3.9%	9.7%
Dividend Yield	2.6%	2.6%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	33%	—	—
Short-Term Reserves	0.2%	—	—

Volatility Measures
		DJ U.S.
		Total
	MSCI US	Market
	Mid Cap	FA
	Value Index	Index
R-Squared	1.00	0.97
Beta	1.00	1.04

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Mattel Inc.	Leisure Products	1.0%
Host Hotels & Resorts
Inc.	Specialized REITs	0.9
Watson Pharmaceuticals
Inc.	Pharmaceuticals	0.9
Seagate Technology plc	Computer Storage &
	Peripherals	0.9
Bunge Ltd.	Agricultural Products	0.9
Eastman Chemical Co.	Diversified Chemicals	0.9
DTE Energy Co.	Multi-Utilities	0.8
Pentair Ltd.	Industrial Machinery	0.8
Regions Financial Corp.	Regional Banks	0.8
American Capital Agency
Corp.	Mortgage REITs	0.8
Top Ten		8.7%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, and 0.10% for ETF Shares.

Mid-Cap Value Index Fund

Sector Diversification (% of equity exposure)
			DJ U.S.
			Total
		MSCI US	Market
		Mid Cap	FA
	Fund	Value Index	Index
Consumer Discretionary 13.1%		13.1%	12.3%
Consumer Staples	7.6	7.6	9.3
Energy	6.6	6.6	10.2
Financials	27.0	27.0	16.9
Health Care	5.2	5.2	11.7
Industrials	9.8	9.8	11.1
Information Technology	10.1	10.1	18.3
Materials	8.4	8.4	4.0
Telecommunication
Services	0.9	0.9	2.7
Utilities	11.3	11.3	3.5

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 24, 2006, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/24/2006)	Investment

Mid-Cap Value Index Fund Investor
Shares	15.91%	4.12%	4.41%	$13,154

MSCI US Mid Cap Value Index	16.09	4.33	4.59	13,296

Mid-Cap Value Funds Average	16.71	2.64	4.11	12,919

Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	4.26	13,038

Mid-Cap Value Funds Average: Derived from data provided by Lipper Inc.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/27/2011)	Investment
Mid-Cap Value Index Fund Admiral Shares	16.02%	20.73%	$12,680
MSCI US Mid Cap Value Index	16.09	20.80	12,689
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	19.56	12,525

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/17/2006)	Investment
Mid-Cap Value Index Fund
ETF Shares Net Asset Value	16.04%	4.26%	4.44%	$13,190
MSCI US Mid Cap Value Index	16.09	4.33	4.48	13,224
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	4.20	12,997

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: August 17, 2006, Through December 31, 2012

			Since
	One	Five	Inception
	Year	Years	(8/17/2006)
Mid-Cap Value Index Fund ETF Shares
Market Price	16.00%	23.41%	31.91%
Mid-Cap Value Index Fund ETF Shares Net
Asset Value	16.04	23.20	31.90
MSCI US Mid Cap Value Index	16.09	23.63	32.24

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): August 24, 2006, Through December 31, 2012

Mid-Cap Value Index Fund Investor Shares
MSCI US Mid Cap Value Index

Mid-Cap Value Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (13.1%)
	Mattel Inc.	662,116	24,247
	Genuine Parts Co.	301,217	19,151
	Nordstrom Inc.	312,344	16,710
	Whirlpool Corp.	150,651	15,329
	Autoliv Inc.	185,356	12,491
	Newell Rubbermaid Inc.	560,874	12,491
	Expedia Inc.	191,057	11,740
	Darden Restaurants Inc.	249,055	11,225
	DR Horton Inc.	558,115	11,039
*	TRW Automotive
	Holdings Corp.	201,471	10,801
*	Mohawk Industries Inc.	113,929	10,307
	H&R Block Inc.	526,515	9,777
	Foot Locker Inc.	294,457	9,458
	Royal Caribbean
	Cruises Ltd.	274,481	9,332
^	Garmin Ltd.	226,626	9,251
	Lear Corp.	189,938	8,897
	Hasbro Inc.	227,700	8,174
	Gannett Co. Inc.	449,533	8,096
	Abercrombie & Fitch Co.	160,009	7,676
	Leggett & Platt Inc.	273,147	7,435
	International Game
	Technology	517,285	7,330
	American Eagle
	Outfitters Inc.	343,667	7,049
	Best Buy Co. Inc.	559,466	6,630
	Virgin Media Inc.	173,088	6,361
	Interpublic Group of
	Cos. Inc.	550,260	6,064
	GameStop Corp. Class A	241,098	6,049
	Lennar Corp. Class A	154,538	5,976
*	Jarden Corp.	95,610	4,943
	Williams-Sonoma Inc.	112,873	4,940
*	Toll Brothers Inc.	103,473	3,345
	Washington Post Co.
	Class B	9,123	3,332

			Market
			Value
		Shares	($000)
	Guess? Inc.	131,434	3,225
	Tupperware Brands Corp.	38,136	2,445
	Harman International
	Industries Inc.	45,742	2,042
*	Hyatt Hotels Corp.
	Class A	45,128	1,741
*	Lamar Advertising Co.
	Class A	42,724	1,656
*	Apollo Group Inc. Class A	69,164	1,447
			308,202
Consumer Staples (7.6%)
	Bunge Ltd.	283,688	20,621
	JM Smucker Co.	214,537	18,502
	Coca-Cola Enterprises Inc.	571,902	18,146
	Dr Pepper Snapple
	Group Inc.	408,880	18,064
	Clorox Co.	239,158	17,511
	Beam Inc.	276,865	16,914
	Molson Coors Brewing Co.
	Class B	289,663	12,395
	Tyson Foods Inc. Class A	566,987	11,000
	Energizer Holdings Inc.	125,171	10,011
	Ingredion Inc.	147,682	9,515
	Safeway Inc.	465,151	8,415
	Church & Dwight Co. Inc.	134,952	7,229
*	Smithfield Foods Inc.	280,663	6,054
	McCormick & Co. Inc.	81,814	5,198
			179,575
Energy (6.6%)
	HollyFrontier Corp.	375,596	17,484
	Peabody Energy Corp.	521,110	13,867
*	Denbury Resources Inc.	759,751	12,308
	Tesoro Corp.	271,553	11,962
*	Plains Exploration &
	Production Co.	250,579	11,762
	Helmerich & Payne Inc.	205,324	11,500
	Cimarex Energy Co.	166,683	9,623
*	Kinder Morgan
	Management LLC	127,237	9,601

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
*	Nabors Industries Ltd.	564,051	8,150
*	Oil States International Inc.	106,390	7,611
*	Newfield Exploration Co.	261,427	7,001
*	Superior Energy
	Services Inc.	304,322	6,306
	Energen Corp.	139,782	6,303
*	WPX Energy Inc.	385,513	5,736
	Patterson-UTI Energy Inc.	293,932	5,476
*	McDermott
	International Inc.	458,086	5,048
*	Rowan Cos. plc Class A	121,241	3,791
*	Cobalt International
	Energy Inc.	126,295	3,102
			156,631
Financials (26.9%)
	Host Hotels &
	Resorts Inc.	1,403,170	21,988
	Regions Financial Corp.	2,744,578	19,541
	American Capital
	Agency Corp.	663,341	19,197
	Principal Financial
	Group Inc.	573,175	16,347
	SLM Corp.	911,601	15,616
	KeyCorp	1,832,182	15,427
	Kimco Realty Corp.	790,374	15,270
	Macerich Co.	258,538	15,073
	NYSE Euronext	477,759	15,068
	XL Group plc Class A	593,731	14,879
	Lincoln National Corp.	542,213	14,043
	Plum Creek
	Timber Co. Inc.	313,708	13,919
	SL Green Realty Corp.	175,104	13,422
	Rayonier Inc.	238,466	12,360
	Cincinnati Financial Corp.	299,931	11,745
	UDR Inc.	485,984	11,557
	Comerica Inc.	375,853	11,403
	Unum Group	544,060	11,327
	Willis Group Holdings plc	336,260	11,275
	New York Community
	Bancorp Inc.	852,867	11,173
	Camden Property Trust	162,395	11,077
	Everest Re Group Ltd.	100,658	11,067
	Huntington
	Bancshares Inc.	1,667,089	10,653
	Digital Realty Trust Inc.	154,026	10,457
	Realty Income Corp.	259,172	10,421
	Essex Property Trust Inc.	70,754	10,376
	PartnerRe Ltd.	120,878	9,729
	Leucadia National Corp.	403,777	9,606
	Torchmark Corp.	184,892	9,553
	Fidelity National
	Financial Inc. Class A	391,948	9,230
	WR Berkley Corp.	226,439	8,546
	Alexandria Real Estate
	Equities Inc.	121,720	8,438

			Market
			Value
		Shares	($000)
	Ares Capital Corp.	474,013	8,295
*	Alleghany Corp.	24,602	8,252
	People’s United
	Financial Inc.	680,564	8,228
	Regency Centers Corp.	174,309	8,213
	Liberty Property Trust	227,731	8,146
	Arthur J Gallagher & Co.	234,775	8,135
	Senior Housing
	Properties Trust	341,908	8,083
	RenaissanceRe
	Holdings Ltd.	97,964	7,961
	Axis Capital Holdings Ltd.	222,742	7,716
*	Markel Corp.	17,719	7,680
	Zions Bancorporation	357,746	7,656
	Reinsurance Group of
	America Inc. Class A	142,899	7,648
	DDR Corp.	472,652	7,402
	HCC Insurance
	Holdings Inc.	195,627	7,279
	Duke Realty Corp.	523,836	7,266
*	Genworth Financial Inc.
	Class A	954,901	7,171
	Federal Realty
	Investment Trust	62,144	6,464
	NASDAQ OMX Group Inc.	242,445	6,064
	Legg Mason Inc.	235,587	6,059
	Piedmont Office Realty
	Trust Inc. Class A	327,095	5,904
	Cullen/Frost Bankers Inc.	107,077	5,811
	First Republic Bank	177,135	5,806
	Hospitality
	Properties Trust	239,324	5,605
	White Mountains
	Insurance Group Ltd.	10,843	5,584
	Assurant Inc.	157,537	5,467
	American Financial
	Group Inc.	136,529	5,396
	Validus Holdings Ltd.	155,963	5,393
	Commerce
	Bancshares Inc.	151,603	5,315
	Chimera Investment Corp.	1,995,485	5,208
	Jefferies Group Inc.	256,773	4,768
	Raymond James
	Financial Inc.	114,278	4,403
	Hudson City Bancorp Inc.	463,956	3,772
	WP Carey Inc.	60,166	3,138
	Weingarten Realty
	Investors	112,531	3,012
	BOK Financial Corp.	53,279	2,902
	Jones Lang LaSalle Inc.	30,023	2,520
	Erie Indemnity Co.
	Class A	27,593	1,910
			635,415

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
Health Care (5.2%)
*	Watson
	Pharmaceuticals Inc.	247,961	21,325
	Quest Diagnostics Inc.	308,283	17,964
*	Life Technologies Corp.	340,483	16,711
*	CareFusion Corp.	431,013	12,318
	Coventry Health Care Inc.	260,045	11,658
*	Hologic Inc.	514,134	10,298
*	Hospira Inc.	320,692	10,018
	Omnicare Inc.	216,687	7,822
*	Endo Health Solutions Inc.	226,364	5,947
	Universal Health
	Services Inc. Class B	86,932	4,203
*	Covance Inc.	37,668	2,176
*	Bio-Rad Laboratories Inc.
	Class A	13,495	1,418
			121,858
Industrials (9.9%)
	Pentair Ltd.	407,018	20,005
	Rockwell Collins Inc.	262,319	15,259
	L-3 Communications
	Holdings Inc.	187,527	14,368
	Equifax Inc.	232,840	12,601
*	Quanta Services Inc.	406,363	11,090
*	Jacobs Engineering
	Group Inc.	252,024	10,729
*	Hertz Global Holdings Inc.	613,382	9,980
	Xylem Inc.	360,470	9,769
*	AGCO Corp.	188,392	9,254
	Cintas Corp.	221,251	9,049
	Snap-on Inc.	112,984	8,925
	Iron Mountain Inc.	276,121	8,574
	Hubbell Inc. Class B	101,130	8,559
	KBR Inc.	285,485	8,542
	Timken Co.	160,287	7,666
	Southwest Airlines Co.	721,708	7,390
	SPX Corp.	98,296	6,895
	Avery Dennison Corp.	196,500	6,862
	Manpower Inc.	153,644	6,521
	Towers Watson & Co.
	Class A	113,915	6,403
	URS Corp.	148,858	5,844
	Joy Global Inc.	72,193	4,604
	Pitney Bowes Inc.	391,623	4,167
	Robert Half
	International Inc.	130,858	4,164
	Masco Corp.	245,888	4,096
*	Spirit Aerosystems
	Holdings Inc. Class A	233,322	3,959
	IDEX Corp.	81,385	3,787
	RR Donnelley & Sons Co.	351,992	3,168
			232,230
Information Technology (10.1%)
	Seagate Technology plc	694,296	21,162
	Western Digital Corp.	432,144	18,362

			Market
			Value
		Shares	($000)
	Maxim Integrated
	Products Inc.	566,705	16,661
	Fidelity National
	Information Services Inc.	457,756	15,934
	KLA-Tencor Corp.	323,383	15,445
	Linear Technology Corp.	447,206	15,339
*	SanDisk Corp.	304,899	13,281
	Microchip Technology Inc.	376,202	12,260
	Computer Sciences Corp.	301,690	12,083
	Harris Corp.	219,998	10,771
*	Avnet Inc.	273,886	8,384
*	Lam Research Corp.	229,595	8,295
*	Arrow Electronics Inc.	210,826	8,028
	NVIDIA Corp.	601,617	7,394
	Jabil Circuit Inc.	358,140	6,909
	Marvell Technology
	Group Ltd.	930,207	6,753
	Total System Services Inc.	309,605	6,632
*	ON Semiconductor Corp.	882,284	6,220
	SAIC Inc.	529,549	5,994
*	Electronic Arts Inc.	400,797	5,824
*	Flextronics
	International Ltd.	840,362	5,219
*	Synopsys Inc.	144,858	4,612
	Molex Inc.	130,613	3,570
	Molex Inc. Class A	142,144	3,173
			238,305
Materials (8.4%)
	Eastman Chemical Co.	296,995	20,211
	CF Industries Holdings Inc.	79,172	16,085
	Ashland Inc.	152,593	12,270
	Airgas Inc.	127,259	11,617
	MeadWestvaco Corp.	337,250	10,748
	Cliffs Natural
	Resources Inc.	276,762	10,672
	International Flavors &
	Fragrances Inc.	158,317	10,534
	Reliance Steel &
	Aluminum Co.	146,261	9,083
	Martin Marietta
	Materials Inc.	88,903	8,382
	Rockwood Holdings Inc.	144,537	7,149
	Bemis Co. Inc.	200,670	6,714
	United States Steel Corp.	279,583	6,674
*	Owens-Illinois Inc.	304,678	6,481
	Huntsman Corp.	400,734	6,372
	Sealed Air Corp.	357,173	6,254
	Sigma-Aldrich Corp.	81,961	6,031
	Allegheny
	Technologies Inc.	197,212	5,987
	Sonoco Products Co.	194,986	5,797
	Domtar Corp.	67,967	5,677
	Steel Dynamics Inc.	404,467	5,553
	Rock-Tenn Co. Class A	68,809	4,810
	Vulcan Materials Co.	88,166	4,589

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
	Walter Energy Inc.	121,462	4,358
	Aptargroup Inc.	83,865	4,002
	Westlake Chemical Corp.	19,424	1,540
			197,590
Telecommunication Services (0.9%)
	Windstream Corp.	1,141,995	9,456
	Frontier
	Communications Corp.	1,939,366	8,300
*	MetroPCS
	Communications Inc.	301,565	2,998
*	United States
	Cellular Corp.	25,289	891
			21,645
Utilities (11.3%)
	DTE Energy Co.	333,595	20,032
	Wisconsin Energy Corp.	447,553	16,492
	ONEOK Inc.	378,342	16,174
	CenterPoint Energy Inc.	788,490	15,178
	Ameren Corp.	471,275	14,478
	NRG Energy Inc.	625,905	14,390
	NiSource Inc.	553,281	13,771
	AES Corp.	1,234,702	13,211
	American Water
	Works Co. Inc.	342,640	12,722
	CMS Energy Corp.	514,649	12,547
	SCANA Corp.	242,249	11,056
	Pinnacle West
	Capital Corp.	212,807	10,849
	OGE Energy Corp.	191,645	10,792
	Alliant Energy Corp.	215,544	9,465

		Market
		Value
	Shares	($000)
AGL Resources Inc.	228,268	9,124
Pepco Holdings Inc.	444,550	8,718
NV Energy Inc.	457,229	8,294
Integrys Energy Group Inc.	151,723	7,923
MDU Resources Group Inc.	347,600	7,383
UGI Corp.	218,518	7,148
National Fuel Gas Co.	137,264	6,958
Aqua America Inc.	271,442	6,900
TECO Energy Inc.	398,510	6,679
* Calpine Corp.	293,904	5,328
		265,612
Total Common Stocks
(Cost $2,180,956)		2,357,063
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[1,2] Vanguard Market Liquidity
Fund, 0.162%
(Cost $9,484)	9,484,175	9,484
Total Investments (100.4%)
(Cost $2,190,440)		2,366,547
Other Assets and Liabilities (-0.4%)
Other Assets		17,863
Liabilities[2]		(26,225)
		(8,362)
Net Assets (100%)		2,358,185

Mid-Cap Value Index Fund

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	2,328,888
Overdistributed Net Investment Income	(825)
Accumulated Net Realized Losses	(145,985)
Unrealized Appreciation (Depreciation)	176,107
Net Assets	2,358,185

Investor Shares—Net Assets
Applicable to 21,029,065 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	486,956
Net Asset Value Per Share—
Investor Shares	$23.16

Admiral Shares—Net Assets
Applicable to 23,777,390 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	724,489
Net Asset Value Per Share—
Admiral Shares	$30.47

ETF Shares—Net Assets
Applicable to 19,495,118 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,146,740
Net Asset Value Per Share—
ETF Shares	$58.82

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,107,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $5,129,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends	46,714
Interest[1]	5
Security Lending	369
Total Income	47,088
Expenses
The Vanguard Group—Note B
Investment Advisory Services	207
Management and Administrative—Investor Shares	888
Management and Administrative—Admiral Shares	317
Management and Administrative—ETF Shares	458
Marketing and Distribution—Investor Shares	141
Marketing and Distribution—Admiral Shares	69
Marketing and Distribution—ETF Shares	255
Custodian Fees	71
Auditing Fees	32
Shareholders’ Reports—Investor Shares	17
Shareholders’ Reports—Admiral Shares	8
Shareholders’ Reports—ETF Shares	110
Trustees’ Fees and Expenses	2
Total Expenses	2,575
Net Investment Income	44,513
Realized Net Gain (Loss) on Investment Securities Sold	51,474
Change in Unrealized Appreciation (Depreciation) of Investment Securities	177,898
Net Increase (Decrease) in Net Assets Resulting from Operations	273,885
1 Interest income from an affiliated company of the fund was $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44,513	31,590
Realized Net Gain (Loss)	51,474	200,637
Change in Unrealized Appreciation (Depreciation)	177,898	(238,822)
Net Increase (Decrease) in Net Assets Resulting from Operations	273,885	(6,595)
Distributions
Net Investment Income
Investor Shares	(8,569)	(9,082)
Admiral Shares	(13,598)	(5,368)
ETF Shares	(22,017)	(17,269)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(44,184)	(31,719)
Capital Share Transactions
Investor Shares	(27,139)	(211,717)
Admiral Shares	405,667	265,475
ETF Shares	242,249	63,346
Net Increase (Decrease) from Capital Share Transactions	620,777	117,104
Total Increase (Decrease)	850,478	78,790
Net Assets
Beginning of Period	1,507,707	1,428,917
End of Period[1]	2,358,185	1,507,707

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($825,000) and ($1,154,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$20.34	$20.85	$17.45	$12.92	$20.95
Investment Operations
Net Investment Income	.423	.417	.371	.300	.466[1]
Net Realized and Unrealized Gain (Loss)
on Investments	2.813	(.509)	3.403	4.551	(8.156)
Total from Investment Operations	3.236	(.092)	3.774	4.851	(7.690)
Distributions
Dividends from Net Investment Income	(.416)	(.418)	(.374)	(.321)	(.340)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.416)	(.418)	(.374)	(.321)	(.340)
Net Asset Value, End of Period	$23.16	$20.34	$20.85	$17.45	$12.92

Total Return[2]	15.91%	-0.44%	21.63%	37.61%	-36.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$487	$455	$683	$459	$217
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.30%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.21%	1.97%	1.99%	2.14%	2.73%
Portfolio Turnover Rate[3]	33%	41%	37%	47%	45%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Admiral Shares
	Year	Sept. 27,
	Ended	2011[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$26.77	$25.00
Investment Operations
Net Investment Income	.598	.157
Net Realized and Unrealized Gain (Loss) on Investments	3.692	2.165
Total from Investment Operations	4.290	2.322
Distributions
Dividends from Net Investment Income	(.590)	(.552)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.590)	(.552)
Net Asset Value, End of Period	$30.47	$26.77

Total Return[2]	16.02%	9.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$724	$268
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.35%	2.11%[3]
Portfolio Turnover Rate[4]	33%	41%

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$51.67	$52.97	$44.31	$32.80	$53.16
Investment Operations
Net Investment Income	1.156	1.134	1.004	.812	1.261[1]
Net Realized and Unrealized Gain (Loss)
on Investments	7.130	(1.297)	8.669	11.562	(20.716)
Total from Investment Operations	8.286	(.163)	9.673	12.374	(19.455)
Distributions
Dividends from Net Investment Income	(1.136)	(1.137)	(1.013)	(.864)	(.905)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.136)	(1.137)	(1.013)	(.864)	(.905)
Net Asset Value, End of Period	$58.82	$51.67	$52.97	$44.31	$32.80

Total Return	16.04%	-0.32%	21.83%	37.75%	-36.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,147	$785	$746	$583	$359
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.35%	2.11%	2.13%	2.30%	2.86%
Portfolio Turnover Rate[2]	33%	41%	37%	47%	45%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $313,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Mid-Cap Value Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2012, the fund realized $58,057,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2012, the fund had $613,000 of ordinary income available for distribution. At December 31, 2012, the fund had available capital losses totaling $145,970,000 to offset future net capital gains. Of this amount, $139,259,000 is subject to expiration dates; $75,804,000 may be used to offset future net capital gains through December 31, 2017, and $63,455,000 through December 31, 2018. Capital losses of $6,711,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2012, the cost of investment securities for tax purposes was $2,190,455,000. Net unrealized appreciation of investment securities for tax purposes was $176,092,000, consisting of unrealized gains of $259,519,000 on securities that had risen in value since their purchase and $83,427,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2012, the fund purchased $1,471,672,000 of investment securities and sold $845,818,000 of investment securities, other than temporary cash investments. Purchases and sales include $462,310,000 and $212,885,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Value Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	213,885	9,661	248,024	11,928
Issued in Lieu of Cash Distributions	7,667	331	8,381	412
Redeemed	(248,691)	(11,345)	(468,122)	(22,720)
Net Increase (Decrease) —Investor Shares	(27,139)	(1,353)	(211,717)	(10,380)
Admiral Shares[1]
Issued	484,978	16,495	267,766	10,093
Issued in Lieu of Cash Distributions	12,287	403	4,590	172
Redeemed	(91,598)	(3,125)	(6,881)	(261)
Net Increase (Decrease) —Admiral Shares	405,667	13,773	265,475	10,004
ETF Shares
Issued	465,481	8,210	406,887	7,509
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(223,232)	(3,900)	(343,541)	(6,400)
Net Increase (Decrease)—ETF Shares	242,249	4,310	63,346	1,109
1 Inception was September 27, 2011, for Admiral Shares.

G. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced an upcoming change in the fund’s benchmark index from the MSCI US Mid Cap Value Index to the CRSP US Mid Cap Value Index. The fund’s investment objective is not changing. The transition to the new benchmark is expected to be completed over several months, and will require some turnover of holdings with resulting transaction costs. Vanguard will seek to minimize trading impact through efficient portfolio trading.

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund: In our opinion, the accompanying statement of net assets—investments summary and statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodians and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 11, 2013

Special 2012 tax information (unaudited) for Vanguard U.S. Stock Index Funds
(Mid-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Fund	($000)
Extended Market Index Fund	309,705
Mid-Cap Index Fund	394,956
Mid-Cap Growth Index Fund	17,138
Mid-Cap Value Index Fund	37,154

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Extended Market Index Fund	75.7%
Mid-Cap Index Fund	79.7
Mid-Cap Growth Index Fund	95.3
Mid-Cap Value Index Fund	76.5

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income.(In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Mid-Capitalization Portfolios
Periods Ended December 31, 2012

	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund
Returns Before Taxes	18.31%	4.08%	10.58%
Returns After Taxes on Distributions	17.99	3.84	10.34
Returns After Taxes on Distributions and Sale of Fund Shares	12.19	3.42	9.38

	One	Five	Ten
	Year	Years	Years
Mid-Cap Index Fund Investor Shares
Returns Before Taxes	15.80%	3.01%	9.90%
Returns After Taxes on Distributions	15.55	2.78	9.67
Returns After Taxes on Distributions and Sale of Fund Shares	10.52	2.51	8.77

			Since
	One	Five	Inception
	Year	Years	(8/24/2006)
Mid-Cap Growth Index Fund Investor Shares
Returns Before Taxes	15.81%	1.61%	5.31%
Returns After Taxes on Distributions	15.72	1.54	5.23
Returns After Taxes on Distributions and Sale of Fund Shares	10.40	1.36	4.58

Average Annual Total Returns: U.S. Stock Index Funds Mid-Capitalization Portfolios
Periods Ended December 31, 2012

			Since
	One	Five	Inception
	Year	Years	(8/24/2006)
Mid-Cap Value Index Fund Investor Shares
Returns Before Taxes	15.91%	4.12%	4.41%
Returns After Taxes on Distributions	15.54	3.74	4.03
Returns After Taxes on Distributions and Sale of Fund Shares	10.68	3.42	3.68

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2012	12/31/2012	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,088.29	$1.26
Admiral Shares	1,000.00	1,089.07	0.53
Signal Shares	1,000.00	1,089.15	0.53
Institutional Shares	1,000.00	1,089.00	0.42
Institutional Plus Shares	1,000.00	1,089.26	0.32
ETF Shares	1,000.00	1,089.01	0.53
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,080.84	$1.26
Admiral Shares	1,000.00	1,081.88	0.52
Signal Shares	1,000.00	1,081.93	0.52
Institutional Shares	1,000.00	1,081.94	0.42
Institutional Plus Shares	1,000.00	1,082.18	0.31
ETF Shares	1,000.00	1,081.84	0.52
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,072.07	$1.25
Admiral Shares	1,000.00	1,072.85	0.52
ETF Shares	1,000.00	1,072.91	0.52
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,089.85	$1.26
Admiral Shares	1,000.00	1,090.46	0.53
ETF Shares	1,000.00	1,090.61	0.53

Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2012	12/31/2012	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.90	0.31
ETF Shares	1,000.00	1,024.70	0.51
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.90	0.31
ETF Shares	1,000.00	1,024.70	0.51
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.70	0.51
ETF Shares	1,000.00	1,024.70	0.51
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.70	0.51
ETF Shares	1,000.00	1,024.70	0.51

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, and 0.10% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, and 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Extended Market Index: Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction

with the offering of shares of any Vanguard	Standard S&P® and & S&P Poor’s 500® Financial are registered Services trademarks LLC (“S&P”) of and
fund only if preceded or accompanied by	have been licensed for use by S&P Dow Jones Indices
the fund’s current prospectus.	LLC and its affiliates and sublicensed for certain
purposes by Vanguard. The S&P Index is a product of
All comparative mutual fund data are from Lipper Inc. or	S&P Dow Jones Indices LLC and has been licensed for
Morningstar, Inc., unless otherwise noted.	use by Vanguard. The Vanguard funds are not
You can obtain a free copy of Vanguard’s proxy voting	sponsored, endorsed, sold or promoted by S&P Dow
guidelines by visiting vanguard.com/proxyreporting or by	Jones Indices LLC, Dow Jones, S&P or their respective
calling Vanguard at 800-662-2739. The guidelines are	affiliates, and none of S&P Dow Jones Indices LLC,
also available from the SEC’s website, sec.gov. In	Dow Jones, S&P nor their respective affiliates makes
addition, you may obtain a free report on how your fund	any representation regarding the advisability of
voted the proxies for securities it owned during the 12	investing in such products.
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q980 022013

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (15.7%)
*	General Motors Co.	6,294,892	181,482
	Las Vegas Sands Corp.	2,913,822	134,502
*	Liberty Media Corp. - Liberty Capital Class A	921,877	106,947
*	Liberty Global Inc.	1,373,190	80,675
	Sirius XM Radio Inc.	27,023,444	78,098
	DISH Network Corp. Class A	1,878,522	68,378
	PVH Corp.	581,317	64,532
*	LKQ Corp.	2,445,895	51,608
	Tractor Supply Co.	581,784	51,406
	Ulta Salon Cosmetics & Fragrance Inc.	484,595	47,616
*	TRW Automotive Holdings Corp.	837,599	44,904
	Polaris Industries Inc.	529,702	44,574
	Advance Auto Parts Inc.	603,657	43,675
*	Mohawk Industries Inc.	477,315	43,183
*	Liberty Global Inc. Class A	659,261	41,527
	Royal Caribbean Cruises Ltd.	1,188,563	40,411
	Foot Locker Inc.	1,245,401	40,002
*	Toll Brothers Inc.	1,236,416	39,973
	Lear Corp.	800,308	37,486
*	Panera Bread Co. Class A	232,467	36,923
	Dick's Sporting Goods Inc.	807,544	36,735
*	MGM Resorts International	3,062,631	35,649
	Signet Jewelers Ltd.	667,051	35,621
*	NVR Inc.	38,049	35,005
*	Jarden Corp.	606,535	31,358
	Williams-Sonoma Inc.	713,333	31,223
*	Under Armour Inc. Class A	637,293	30,928
	American Eagle Outfitters Inc.	1,487,663	30,512
*	Sally Beauty Holdings Inc.	1,293,124	30,479
	Tupperware Brands Corp.	455,493	29,197
*	Hanesbrands Inc.	811,266	29,060
*	Charter Communications Inc. Class A	374,539	28,555
	Six Flags Entertainment Corp.	441,555	27,023
*	Penn National Gaming Inc.	542,738	26,654
	Chico's FAS Inc.	1,380,505	25,484
*	Warnaco Group Inc.	340,026	24,336
	Service Corp. International	1,752,190	24,198
*	AMC Networks Inc. Class A	476,458	23,585
*	Visteon Corp.	437,966	23,571
*	Carter's Inc.	421,896	23,479
*	Madison Square Garden Co. Class A	502,709	22,295
	Gentex Corp.	1,182,857	22,261
	Cinemark Holdings Inc.	849,979	22,082
	Brunswick Corp.	743,562	21,630
	Dillard's Inc. Class A	254,755	21,341
	Domino's Pizza Inc.	471,703	20,543
	GNC Holdings Inc. Class A	609,911	20,298
	Dunkin' Brands Group Inc.	604,630	20,062
*,^	Tesla Motors Inc.	589,305	19,960
	Dana Holding Corp.	1,227,513	19,161
*	Ascena Retail Group Inc.	1,025,298	18,958
	Sotheby's	563,862	18,957
	Brinker International Inc.	605,565	18,766
	Pier 1 Imports Inc.	898,410	17,968
*	Hyatt Hotels Corp. Class A	461,770	17,810
*	Lamar Advertising Co. Class A	458,262	17,758
*	Tenneco Inc.	499,655	17,543
	DSW Inc. Class A	266,805	17,526
	Wolverine World Wide Inc.	406,424	16,655
	Rent-A-Center Inc.	484,134	16,635
	Aaron's Inc.	586,191	16,577

1

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	HSN Inc.	300,407	16,546
	Pool Corp.	388,408	16,437
*	Life Time Fitness Inc.	332,969	16,385
	Vail Resorts Inc.	297,433	16,088
*	Cabela's Inc.	383,500	16,011
*	Tempur-Pedic International Inc.	495,625	15,607
*	Bally Technologies Inc.	339,638	15,185
	John Wiley & Sons Inc. Class A	389,786	15,174
*	Steven Madden Ltd.	339,152	14,336
*	Vitamin Shoppe Inc.	246,959	14,166
	Thor Industries Inc.	365,148	13,667
	Cheesecake Factory Inc.	415,345	13,590
	Ryland Group Inc.	371,986	13,577
*	ANN Inc.	393,618	13,320
	Cooper Tire & Rubber Co.	522,129	13,241
*	Coinstar Inc.	249,297	12,966
*	Iconix Brand Group Inc.	567,673	12,670
	Guess? Inc.	509,946	12,514
*,^	Sears Holdings Corp.	300,992	12,449
	Cracker Barrel Old Country Store Inc.	193,080	12,407
	Men's Wearhouse Inc.	396,859	12,366
*	Select Comfort Corp.	467,739	12,241
*	Lumber Liquidators Holdings Inc.	226,269	11,954
	MDC Holdings Inc.	321,587	11,822
	Hillenbrand Inc.	520,594	11,771
	Morningstar Inc.	186,928	11,745
*,^	Deckers Outdoor Corp.	291,527	11,740
*	Fifth & Pacific Cos. Inc.	940,781	11,713
	Weight Watchers International Inc.	222,021	11,625
	DeVry Inc.	478,875	11,364
*	Hibbett Sports Inc.	214,355	11,297
*	Buffalo Wild Wings Inc.	154,518	11,252
*	Genesco Inc.	202,028	11,112
	Group 1 Automotive Inc.	178,113	11,041
	Wendy's Co.	2,339,925	10,998
*,^	Groupon Inc.	2,242,097	10,941
*	Live Nation Entertainment Inc.	1,171,865	10,910
*	Express Inc.	722,207	10,898
*	Crocs Inc.	750,504	10,800
	Penske Automotive Group Inc.	353,114	10,625
^	Meredith Corp.	299,868	10,330
^	Buckle Inc.	229,310	10,236
*	Jack in the Box Inc.	354,586	10,141
	KB Home	636,626	10,059
	Arbitron Inc.	215,212	10,046
*	DreamWorks Animation SKG Inc. Class A	599,958	9,941
*	Jos A Bank Clothiers Inc.	232,226	9,888
*	Marriott Vacations Worldwide Corp.	237,172	9,883
*	Meritage Homes Corp.	256,158	9,568
	Bob Evans Farms Inc.	233,805	9,399
	Regal Entertainment Group Class A	654,392	9,129
*,^	Saks Inc.	855,029	8,986
*	Helen of Troy Ltd.	264,154	8,820
*	Children's Place Retail Stores Inc.	198,443	8,789
*	Orient-Express Hotels Ltd. Class A	741,360	8,666
*	New York Times Co. Class A	1,012,985	8,641
	Burger King Worldwide Inc.	523,863	8,612
*	DineEquity Inc.	128,100	8,583
	Valassis Communications Inc.	331,003	8,533
*	Aeropostale Inc.	652,879	8,494
	Monro Muffler Brake Inc.	242,567	8,483
*	Asbury Automotive Group Inc.	261,155	8,365
*	Grand Canyon Education Inc.	351,347	8,246
	Texas Roadhouse Inc. Class A	487,597	8,192

2

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Regis Corp.	479,140	8,107
*	Papa John's International Inc.	146,833	8,067
	Finish Line Inc. Class A	422,412	7,996
*	WMS Industries Inc.	452,701	7,922
	Dorman Products Inc.	223,936	7,914
*	Office Depot Inc.	2,399,748	7,871
*	Pinnacle Entertainment Inc.	490,217	7,760
	Choice Hotels International Inc.	230,718	7,757
*	Shutterfly Inc.	254,451	7,600
*,^	Francesca's Holdings Corp.	289,462	7,514
	Matthews International Corp. Class A	232,326	7,458
	Ameristar Casinos Inc.	278,480	7,307
*,^	Pandora Media Inc.	789,801	7,250
^	Sturm Ruger & Co. Inc.	159,392	7,236
	OfficeMax Inc.	722,285	7,050
	Churchill Downs Inc.	105,714	7,025
	Jones Group Inc.	634,888	7,022
*	SHFL Entertainment Inc.	474,198	6,876
*	BJ's Restaurants Inc.	206,581	6,797
*	Standard Pacific Corp.	919,936	6,762
*	Ascent Capital Group Inc. Class A	108,912	6,746
	National CineMedia Inc.	475,175	6,714
	Lithia Motors Inc. Class A	174,459	6,528
	Stage Stores Inc.	263,316	6,525
	Sonic Automotive Inc. Class A	310,030	6,477
	Scholastic Corp.	217,881	6,441
*	American Axle & Manufacturing Holdings Inc.	566,217	6,342
*,^	K12 Inc.	308,669	6,309
	Brown Shoe Co. Inc.	339,801	6,242
	Interval Leisure Group Inc.	320,685	6,218
	La-Z-Boy Inc.	439,416	6,218
	Cato Corp. Class A	224,051	6,146
	Belo Corp. Class A	774,173	5,938
	International Speedway Corp. Class A	212,597	5,872
*	Skechers U.S.A. Inc. Class A	316,851	5,862
*	HomeAway Inc.	266,111	5,854
	Ethan Allen Interiors Inc.	220,726	5,675
	Strayer Education Inc.	100,702	5,656
	Sinclair Broadcast Group Inc. Class A	441,642	5,574
*,^	Hovnanian Enterprises Inc. Class A	792,768	5,549
*	American Public Education Inc.	152,768	5,516
	Columbia Sportswear Co.	103,132	5,503
	Oxford Industries Inc.	118,550	5,496
*	Quiksilver Inc.	1,264,546	5,374
*	Steiner Leisure Ltd.	108,754	5,241
^	Allison Transmission Holdings Inc.	256,335	5,234
*	Krispy Kreme Doughnuts Inc.	554,745	5,204
*	AFC Enterprises Inc.	197,637	5,164
	True Religion Apparel Inc.	202,279	5,142
	Drew Industries Inc.	156,032	5,032
*	Conn's Inc.	159,232	4,885
*,^	Barnes & Noble Inc.	321,537	4,852
*	Biglari Holdings Inc.	12,250	4,778
	Stewart Enterprises Inc. Class A	623,359	4,762
*	Sonic Corp.	455,088	4,737
*	Smith & Wesson Holding Corp.	550,033	4,642
	Movado Group Inc.	150,864	4,629
	CEC Entertainment Inc.	139,450	4,628
	Core-Mark Holding Co. Inc.	97,207	4,603
*	G-III Apparel Group Ltd.	132,953	4,551
*	M/I Homes Inc.	168,792	4,473
*,^	Vera Bradley Inc.	177,986	4,467
^	American Greetings Corp. Class A	263,482	4,450
	Pep Boys-Manny Moe & Jack	447,254	4,397

3

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Blue Nile Inc.	112,556	4,333
	Fred's Inc. Class A	323,405	4,305
*	Scientific Games Corp. Class A	495,015	4,292
*	Denny's Corp.	879,245	4,291
*	Winnebago Industries Inc.	248,849	4,263
*	iRobot Corp.	223,615	4,191
*	Ruby Tuesday Inc.	522,418	4,106
*	Beazer Homes USA Inc.	240,441	4,061
*	Red Robin Gourmet Burgers Inc.	114,230	4,031
	Superior Industries International Inc.	195,877	3,996
*	Maidenform Brands Inc.	200,353	3,905
*	Tile Shop Holdings Inc.	230,760	3,884
	Hot Topic Inc.	398,810	3,849
	Standard Motor Products Inc.	165,259	3,672
*	Zumiez Inc.	186,198	3,614
*	Arctic Cat Inc.	107,629	3,594
*	rue21 inc	124,139	3,524
*	Capella Education Co.	120,460	3,401
	Callaway Golf Co.	504,286	3,278
	NACCO Industries Inc. Class A	54,003	3,277
*	Multimedia Games Holding Co. Inc.	219,521	3,229
*	Boyd Gaming Corp.	476,695	3,165
*	Modine Manufacturing Co.	386,424	3,142
*	LeapFrog Enterprises Inc.	363,928	3,141
*	Exide Technologies	860,031	2,941
*	EW Scripps Co. Class A	268,351	2,901
	Haverty Furniture Cos. Inc.	176,442	2,878
	Destination Maternity Corp.	131,888	2,844
*	Tumi Holdings Inc.	132,215	2,757
	Big 5 Sporting Goods Corp.	209,306	2,742
*	Libbey Inc.	141,568	2,739
*	Gentherm Inc.	204,442	2,719
	PetMed Express Inc.	241,230	2,678
*	America's Car-Mart Inc.	64,432	2,611
	Speedway Motorsports Inc.	142,232	2,537
	Harte-Hanks Inc.	428,775	2,530
*,^	Digital Generation Inc.	228,003	2,476
*	Universal Electronics Inc.	126,999	2,457
	JAKKS Pacific Inc.	194,839	2,439
	Clear Channel Outdoor Holdings Inc. Class A	347,002	2,436
*	Overstock.com Inc.	168,056	2,405
*	Cavco Industries Inc.	46,829	2,341
	World Wrestling Entertainment Inc. Class A	295,341	2,330
*	Rentrak Corp.	117,503	2,290
*	Sears Hometown and Outlet Stores Inc.	69,497	2,263
*	Fuel Systems Solutions Inc.	152,844	2,247
*	ITT Educational Services Inc.	129,763	2,246
	Nutrisystem Inc.	272,592	2,233
	Shoe Carnival Inc.	107,564	2,204
	Marcus Corp.	175,766	2,192
*	Fiesta Restaurant Group Inc.	140,488	2,152
*	Caribou Coffee Co. Inc.	132,605	2,147
*	Ruth's Hospitality Group Inc.	284,730	2,070
*	Wet Seal Inc. Class A	739,052	2,040
*	LIN TV Corp. Class A	268,677	2,023
^	RadioShack Corp.	922,324	1,955
	Saga Communications Inc. Class A	41,637	1,936
*	Unifi Inc.	148,248	1,929
*	Tuesday Morning Corp.	292,240	1,827
	Universal Technical Institute Inc.	179,528	1,802
*	Journal Communications Inc. Class A	322,915	1,747
*	Career Education Corp.	493,841	1,738
	Stein Mart Inc.	230,431	1,737
*	Five Below Inc.	53,032	1,699

4

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Bridgepoint Education Inc.	163,944	1,689
*	Christopher & Banks Corp.	309,051	1,684
*	Corinthian Colleges Inc.	688,283	1,679
*	Steinway Musical Instruments Inc.	78,762	1,666
*	Kirkland's Inc.	155,873	1,651
*	Citi Trends Inc.	118,810	1,635
	Town Sports International Holdings Inc.	153,252	1,632
*	MarineMax Inc.	181,578	1,623
	Spartan Motors Inc.	327,815	1,616
^	Blyth Inc.	103,861	1,615
*	Carmike Cinemas Inc.	106,046	1,591
*	Federal-Mogul Corp.	189,566	1,520
*	Nexstar Broadcasting Group Inc. Class A	142,699	1,511
	Perry Ellis International Inc.	75,857	1,510
*	VOXX International Corp. Class A	209,728	1,411
*	Zagg Inc.	179,266	1,319
	Strattec Security Corp.	50,676	1,308
*	Morgans Hotel Group Co.	233,387	1,293
	Bassett Furniture Industries Inc.	102,310	1,276
*	Cumulus Media Inc. Class A	477,426	1,275
*,^	Dex One Corp.	802,143	1,267
	CSS Industries Inc.	56,771	1,243
	Cherokee Inc.	89,643	1,229
*	Bravo Brio Restaurant Group Inc.	91,494	1,229
	Culp Inc.	81,545	1,224
	Weyco Group Inc.	50,898	1,189
*	Stoneridge Inc.	231,241	1,184
	Carriage Services Inc. Class A	98,455	1,169
*	Rocky Brands Inc.	89,284	1,162
	Ambassadors Group Inc.	271,886	1,158
	Flexsteel Industries Inc.	53,373	1,145
*	Bloomin' Brands Inc.	73,000	1,142
*	hhgregg Inc.	159,657	1,121
*	McClatchy Co. Class A	335,741	1,098
	Marine Products Corp.	190,656	1,091
	AH Belo Corp. Class A	233,064	1,084
*	Luby's Inc.	161,382	1,080
	Lifetime Brands Inc.	101,660	1,079
*	Mattress Firm Holding Corp.	43,900	1,077
	RG Barry Corp.	75,240	1,066
	Hooker Furniture Corp.	73,115	1,062
	Fisher Communications Inc.	38,819	1,048
*	West Marine Inc.	96,752	1,040
*	Casual Male Retail Group Inc.	246,387	1,035
	Lincoln Educational Services Corp.	185,115	1,035
^	Bon-Ton Stores Inc.	85,107	1,031
*	Coldwater Creek Inc.	211,173	1,016
	bebe stores inc	251,059	1,002
*	Jamba Inc.	443,769	994
*	Red Lion Hotels Corp.	123,596	975
*	MTR Gaming Group Inc.	232,053	968
	Entravision Communications Corp. Class A	581,230	965
	Tandy Leather Factory Inc.	173,075	955
*	Entercom Communications Corp. Class A	134,221	937
*	Nautilus Inc.	259,223	910
	Mac-Gray Corp.	72,024	904
*,^	Caesars Entertainment Corp.	125,324	867
*	Famous Dave's Of America Inc.	94,060	864
*	Zale Corp.	204,966	842
*	Carrols Restaurant Group Inc.	140,629	841
	Winmark Corp.	14,711	839
*,^	Education Management Corp.	190,783	836
*	Isle of Capri Casinos Inc.	148,818	833
*	1-800-Flowers.com Inc. Class A	225,149	826

5

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Full House Resorts Inc.	222,501	768
*	K-Swiss Inc. Class A	223,569	751
*	Rick's Cabaret International Inc.	93,202	750
*	Pacific Sunwear of California Inc.	464,513	739
	Systemax Inc.	76,163	735
*	Monarch Casino & Resort Inc.	66,625	727
*	New York & Co. Inc.	189,432	722
	Ark Restaurants Corp.	42,283	712
*	Body Central Corp.	70,799	705
*	Charles & Colvard Ltd.	179,486	704
	Trans World Entertainment Corp.	194,851	678
*	Nathan's Famous Inc.	20,071	676
*	Black Diamond Inc.	80,322	659
*	Martha Stewart Living Omnimedia Class A	262,978	644
	Beasley Broadcasting Group Inc. Class A	130,678	639
*	Geeknet Inc.	39,271	632
*	Gaiam Inc. Class A	198,738	628
*	Learning Tree International Inc.	115,061	627
*	Crown Media Holdings Inc. Class A	335,758	621
	Collectors Universe	61,701	619
	Outdoor Channel Holdings Inc.	81,230	617
	Shiloh Industries Inc.	59,757	615
*	Joe's Jeans Inc.	612,767	613
*	Delta Apparel Inc.	43,044	602
*	Emmis Communications Corp. Class A	301,213	593
	Frisch's Restaurants Inc.	31,659	586
*	Sealy Corp.	268,101	582
	Escalade Inc.	105,152	557
*,^	Skullcandy Inc.	71,227	555
	Dover Downs Gaming & Entertainment Inc.	243,855	536
*	Orbitz Worldwide Inc.	197,059	536
*	Ballantyne Strong Inc.	159,759	527
*	Media General Inc. Class A	117,797	507
*	Teavana Holdings Inc.	32,537	504
*	Insignia Systems Inc.	291,212	489
*	Premier Exhibitions Inc.	178,455	484
	Gaming Partners International Corp.	69,066	481
*	Vitacost.com Inc.	66,827	453
*	ReachLocal Inc.	34,250	442
*	Tilly's Inc. Class A	32,700	441
*	Dixie Group Inc.	132,074	437
*	Gordmans Stores Inc.	29,057	436
*	Emerson Radio Corp.	246,030	426
	Dover Motorsports Inc.	242,923	411
*	Navarre Corp.	226,028	402
*	Kona Grill Inc.	44,367	385
*	Lakes Entertainment Inc.	128,112	384
*	Furniture Brands International Inc.	356,226	378
*	Century Casinos Inc.	130,616	371
*	Motorcar Parts of America Inc.	56,445	371
*	Heelys Inc.	159,516	356
*	Johnson Outdoors Inc. Class A	17,506	349
*	Tower International Inc.	42,997	346
*	Stanley Furniture Co. Inc.	76,192	343
*	Hollywood Media Corp.	237,174	320
*	ALCO Stores Inc.	34,995	307
*	Reading International Inc. Class A	50,208	302
*	Perfumania Holdings Inc.	59,718	294
*	Cache Inc.	112,504	272
*	Books-A-Million Inc.	101,558	270
*	Chuy's Holdings Inc.	11,900	266
*	Forward Industries Inc.	190,865	265
*	Harris Interactive Inc.	204,712	246
	Einstein Noah Restaurant Group Inc.	19,920	243

6

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	UQM Technologies Inc.	302,115	230
*	Valuevision Media Inc. Class A	118,937	214
	Superior Uniform Group Inc.	17,995	206
*	Summer Infant Inc.	115,095	200
*	Gray Television Inc.	89,453	197
*	Cobra Electronics Corp.	49,421	186
*	Skyline Corp.	45,314	184
*	Spanish Broadcasting System Inc.	73,134	181
*	Cambium Learning Group Inc.	117,787	131
*	Nobility Homes Inc.	25,811	125
*	CafePress Inc.	18,473	107
*	Cosi Inc.	126,640	99
*	Cybex International Inc.	39,150	97
*	Kid Brands Inc.	43,645	68
*	Comstock Holding Cos. Inc. Class A	55,853	65
*	NTN Buzztime Inc.	287,989	60
*,^	SuperMedia Inc.	17,573	60
*	SPAR Group Inc.	33,227	58
*	American Apparel Inc.	55,904	56
*	US Auto Parts Network Inc.	29,615	54
*	LifeLock Inc.	5,200	42
*	Bluefly Inc.	46,269	42
*	Entertainment Gaming Asia Inc.	17,721	34
*	Appliance Recycling Centers of America Inc.	24,098	32
*	Shutterstock Inc.	1,200	31
*	Nevada Gold & Casinos Inc.	30,913	24
*	dELiA*s Inc.	17,892	21
*	Radio One Inc.	25,533	19
*	Hallwood Group Inc.	1,737	16
*	Dial Global Inc.	34,256	9
*	Sport Chalet Inc. Class A	5,160	8
*	Meade Instruments Corp.	4,548	8
*	Lee Enterprises Inc.	6,500	7
			3,684,313
Consumer Staples (3.5%)
	Bunge Ltd.	1,202,304	87,395
	Church & Dwight Co. Inc.	1,150,999	61,659
*,^	Green Mountain Coffee Roasters Inc.	1,017,926	42,101
	Energizer Holdings Inc.	511,356	40,898
	Ingredion Inc.	633,363	40,808
*	Ralcorp Holdings Inc.	452,981	40,610
^	Herbalife Ltd.	892,195	29,389
	Hillshire Brands Co.	1,004,197	28,258
*	Smithfield Foods Inc.	1,032,116	22,263
	Flowers Foods Inc.	944,724	21,984
*	United Natural Foods Inc.	406,455	21,782
*	Hain Celestial Group Inc.	369,338	20,026
	Casey's General Stores Inc.	318,662	16,921
*	Fresh Market Inc.	338,997	16,302
	Nu Skin Enterprises Inc. Class A	436,353	16,167
	Harris Teeter Supermarkets Inc.	410,865	15,843
*	Darling International Inc.	978,058	15,688
*	TreeHouse Foods Inc.	300,735	15,677
	B&G Foods Inc.	431,844	12,226
	PriceSmart Inc.	152,739	11,769
	Lancaster Colony Corp.	161,068	11,144
	Universal Corp.	194,390	9,702
	Snyders-Lance Inc.	399,274	9,626
*	Boston Beer Co. Inc. Class A	70,682	9,503
*	Elizabeth Arden Inc.	209,927	9,449
*	Post Holdings Inc.	271,378	9,295
	Spectrum Brands Holdings Inc.	188,379	8,464

7

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Prestige Brands Holdings Inc.	420,152	8,416
	Fresh Del Monte Produce Inc.	318,603	8,395
	Sanderson Farms Inc.	166,477	7,916
	J&J Snack Foods Corp.	123,793	7,915
*	Rite Aid Corp.	5,748,388	7,818
	Vector Group Ltd.	481,216	7,156
*	Smart Balance Inc.	500,799	6,460
	Andersons Inc.	143,944	6,175
	WD-40 Co.	123,492	5,818
*	Susser Holdings Corp.	149,948	5,172
	Cal-Maine Foods Inc.	118,062	4,748
*	Pilgrim's Pride Corp.	619,042	4,488
	Tootsie Roll Industries Inc.	171,898	4,456
*	Central Garden and Pet Co. Class A	423,010	4,420
^	SUPERVALU Inc.	1,779,455	4,395
	Weis Markets Inc.	96,338	3,774
*	Medifast Inc.	142,875	3,770
	Spartan Stores Inc.	215,431	3,309
*	Dole Food Co. Inc.	270,371	3,101
*	Chiquita Brands International Inc.	363,310	2,997
	Calavo Growers Inc.	114,866	2,896
*,^	Star Scientific Inc.	1,074,311	2,879
*	Alliance One International Inc.	730,352	2,658
	Inter Parfums Inc.	135,354	2,634
^	Diamond Foods Inc.	186,570	2,550
	Coca-Cola Bottling Co. Consolidated	36,337	2,416
*	Pantry Inc.	184,433	2,237
	Nash Finch Co.	103,425	2,201
*,^	Annie's Inc.	61,464	2,055
	National Beverage Corp.	136,762	1,995
*	WhiteWave Foods Co.	124,900	1,941
	Ingles Markets Inc. Class A	109,651	1,893
*	Seneca Foods Corp. Class A	60,462	1,838
*	Revlon Inc. Class A	125,942	1,826
*,^	USANA Health Sciences Inc.	49,457	1,629
	Village Super Market Inc. Class A	47,108	1,548
	John B Sanfilippo & Son Inc.	82,011	1,491
	Oil-Dri Corp. of America	52,194	1,441
	Alico Inc.	36,199	1,326
	Nutraceutical International Corp.	77,436	1,281
*,^	Central European Distribution Corp.	581,546	1,262
	Limoneira Co.	59,884	1,161
	Rocky Mountain Chocolate Factory Inc.	109,605	1,157
*	Lifevantage Corp.	519,700	1,138
	Female Health Co.	150,945	1,084
	United-Guardian Inc.	55,816	1,082
*	Farmer Bros Co.	73,219	1,057
*	Harbinger Group Inc.	101,188	778
*	Omega Protein Corp.	126,528	774
	Lifeway Foods Inc.	86,865	759
	Orchids Paper Products Co.	37,259	753
*	Chefs' Warehouse Inc.	46,020	728
	Arden Group Inc.	8,037	723
	Nature's Sunshine Products Inc.	49,551	718
	MGP Ingredients Inc.	153,372	525
*	Overhill Farms Inc.	118,661	514
*	Natural Alternatives International Inc.	102,101	501
*	Synutra International Inc.	100,515	465
	Roundy's Inc.	101,693	453
*	Inventure Foods Inc.	68,541	445
*	Natural Grocers by Vitamin Cottage Inc.	19,836	379
*	Craft Brew Alliance Inc.	54,007	350
*	S&W Seed Co.	43,914	339
*	Crumbs Bake Shop Inc.	82,203	254

8

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*,^	Pizza Inn Holdings Inc.	37,376	128
*	IGI Laboratories Inc.	88,519	92
*	Primo Water Corp.	58,242	69
	Reliv International Inc.	44,259	58
*	Mannatech Inc.	7,432	42
*	Reed's Inc.	2,832	16
*	Crystal Rock Holdings Inc.	12,492	13
			814,200
Energy (6.1%)
	HollyFrontier Corp.	1,667,019	77,600
*	Concho Resources Inc.	861,580	69,409
*	Plains Exploration & Production Co.	1,065,062	49,994
	Oceaneering International Inc.	891,073	47,931
*	Whiting Petroleum Corp.	971,577	42,137
	Core Laboratories NV	385,351	42,123
	Cimarex Energy Co.	714,700	41,260
*	Cobalt International Energy Inc.	1,458,014	35,809
*	Dresser-Rand Group Inc.	626,171	35,153
*	Cheniere Energy Inc.	1,834,626	34,454
*	Continental Resources Inc.	468,228	34,410
*	Oil States International Inc.	451,677	32,313
	SM Energy Co.	541,369	28,265
*	Superior Energy Services Inc.	1,306,442	27,069
	Energen Corp.	593,702	26,770
	World Fuel Services Corp.	593,223	24,423
	Patterson-UTI Energy Inc.	1,241,382	23,127
*	Ultra Petroleum Corp.	1,258,456	22,816
*	Dril-Quip Inc.	302,211	22,076
*	Atwood Oceanics Inc.	472,557	21,638
*	McDermott International Inc.	1,961,226	21,613
	Energy XXI Bermuda Ltd.	652,765	21,012
*	Rosetta Resources Inc.	436,239	19,788
*	Kodiak Oil & Gas Corp.	2,189,647	19,378
*	Gulfport Energy Corp.	489,624	18,713
*	Oasis Petroleum Inc.	588,098	18,702
	Tidewater Inc.	414,460	18,518
*,^	SandRidge Energy Inc.	2,900,105	18,416
*	Alpha Natural Resources Inc.	1,829,936	17,824
*	Helix Energy Solutions Group Inc.	814,146	16,804
	Lufkin Industries Inc.	279,570	16,251
*	Unit Corp.	359,557	16,198
	Bristow Group Inc.	297,128	15,944
	SEACOR Holdings Inc.	165,593	13,877
*	SemGroup Corp. Class A	348,419	13,616
*	McMoRan Exploration Co.	835,589	13,411
	Western Refining Inc.	474,412	13,374
	Arch Coal Inc.	1,764,967	12,920
	CARBO Ceramics Inc.	163,233	12,788
	Targa Resources Corp.	239,860	12,674
	Berry Petroleum Co. Class A	375,219	12,589
*	Exterran Holdings Inc.	539,408	11,824
*	Cloud Peak Energy Inc.	511,443	9,886
*	Geospace Technologies Corp.	106,300	9,447
*	Hornbeck Offshore Services Inc.	264,982	9,099
*	Key Energy Services Inc.	1,252,216	8,703
*	Stone Energy Corp.	411,997	8,454
*	PDC Energy Inc.	253,396	8,415
*	Northern Oil and Gas Inc.	492,352	8,281
	EXCO Resources Inc.	1,207,616	8,176
*	Hercules Offshore Inc.	1,304,993	8,065
*	C&J Energy Services Inc.	362,632	7,775
*	Bill Barrett Corp.	403,089	7,171
	Gulfmark Offshore Inc.	204,773	7,054
*	Approach Resources Inc.	275,410	6,888

9

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*,^	Clean Energy Fuels Corp.	543,106	6,762
^	RPC Inc.	547,721	6,704
*	Forest Oil Corp.	998,164	6,678
*	EPL Oil & Gas Inc.	290,976	6,561
*	ION Geophysical Corp.	999,780	6,509
*	Carrizo Oil & Gas Inc.	302,927	6,337
*	CVR Energy Inc.	123,184	6,010
*	Newpark Resources Inc.	733,855	5,761
*	Comstock Resources Inc.	373,468	5,651
*	Swift Energy Co.	364,277	5,606
*	Bonanza Creek Energy Inc.	190,878	5,304
*	Magnum Hunter Resources Corp.	1,322,347	5,276
	Crosstex Energy Inc.	350,138	5,021
*	TETRA Technologies Inc.	661,479	5,021
	Rentech Inc.	1,885,457	4,959
*	Halcon Resources Corp.	701,911	4,857
	W&T Offshore Inc.	296,269	4,749
*,^	Heckmann Corp.	1,150,078	4,635
*	Rex Energy Corp.	354,406	4,614
*	Parker Drilling Co.	997,528	4,589
	Contango Oil & Gas Co.	108,223	4,584
*	Vaalco Energy Inc.	482,665	4,175
*	Pioneer Energy Services Corp.	521,912	3,789
*,^	BPZ Resources Inc.	1,149,880	3,622
	Gulf Island Fabrication Inc.	136,960	3,291
*	Harvest Natural Resources Inc.	360,767	3,272
	Delek US Holdings Inc.	127,502	3,228
*	Matrix Service Co.	275,997	3,174
*	Forum Energy Technologies Inc.	125,873	3,115
*	Quicksilver Resources Inc.	1,049,911	3,003
*	Vantage Drilling Co.	1,564,008	2,862
*	Basic Energy Services Inc.	241,609	2,757
*	Laredo Petroleum Holdings Inc.	148,599	2,699
*	Triangle Petroleum Corp.	431,861	2,587
*	Resolute Energy Corp.	299,058	2,431
*	PHI Inc.	75,566	2,380
*	PetroQuest Energy Inc.	474,802	2,350
*,^	Endeavour International Corp.	445,407	2,307
*	Abraxas Petroleum Corp.	1,010,593	2,213
*	Goodrich Petroleum Corp.	224,930	2,096
*	Willbros Group Inc.	385,973	2,069
*	Clayton Williams Energy Inc.	50,172	2,007
*	Matador Resources Co.	243,200	1,994
*	Tesco Corp.	167,200	1,904
*	Dawson Geophysical Co.	67,963	1,793
*	Warren Resources Inc.	623,405	1,752
	Alon USA Energy Inc.	94,506	1,710
	Penn Virginia Corp.	382,107	1,685
*	FX Energy Inc.	405,808	1,668
*	Solazyme Inc.	210,634	1,656
*	Mitcham Industries Inc.	118,187	1,611
*,^	Miller Energy Resources Inc.	401,903	1,592
*	Uranium Energy Corp.	618,183	1,583
*	Callon Petroleum Co.	323,373	1,520
*,^	Hyperdynamics Corp.	2,533,312	1,515
*	Cal Dive International Inc.	837,149	1,448
*	Natural Gas Services Group Inc.	82,983	1,363
	Bolt Technology Corp.	93,504	1,334
*,^	James River Coal Co.	404,981	1,296
*	Evolution Petroleum Corp.	158,134	1,286
	Panhandle Oil and Gas Inc. Class A	44,536	1,257
*	Diamondback Energy Inc.	57,700	1,103
*	Sanchez Energy Corp.	59,762	1,076
*	Midstates Petroleum Co. Inc.	149,775	1,032

10

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*,^	USEC Inc.	1,835,154	973
*	Westmoreland Coal Co.	92,320	862
*	REX American Resources Corp.	38,548	744
*	Synergy Resources Corp.	137,753	742
*	Green Plains Renewable Energy Inc.	91,988	728
	TGC Industries Inc.	84,198	690
*	Verenium Corp.	288,951	627
*,^	ZaZa Energy Corp.	298,283	611
*	Amyris Inc.	193,501	604
*	Isramco Inc.	5,553	577
*,^	KiOR Inc.	89,657	575
*	RigNet Inc.	25,935	530
*	PHI Inc.	15,799	529
*,^	Royale Energy Inc.	195,681	505
*	Double Eagle Petroleum Co.	116,717	460
*	Crimson Exploration Inc.	164,025	449
	Adams Resources & Energy Inc.	11,853	416
*,^	Uranium Resources Inc.	1,260,621	403
*	Emerald Oil Inc.	75,381	395
	Hallador Energy Co.	47,085	389
*	US Energy Corp. Wyoming	217,963	327
*	Tengasco Inc.	536,406	322
*	Syntroleum Corp.	798,486	315
*	CAMAC Energy Inc.	527,891	311
*	Magellan Petroleum Corp.	330,649	305
*	Global Geophysical Services Inc.	69,805	269
*,^	Zion Oil & Gas Inc.	135,459	240
*	Pyramid Oil Co.	53,643	215
*	Saratoga Resources Inc.	53,421	189
*,^	GMX Resources Inc.	368,151	184
*	Barnwell Industries Inc.	46,909	151
*	Lucas Energy Inc.	101,112	149
*	FieldPoint Petroleum Corp.	35,558	137
*,^	GreenHunter Energy Inc.	80,468	130
*,^	BioFuel Energy Corp.	26,620	98
*	Uranerz Energy Corp.	66,300	92
*	Gevo Inc.	44,098	68
*	PostRock Energy Corp.	41,993	62
*,^	Cubic Energy Inc.	270,766	54
*	Forbes Energy Services Ltd.	12,212	31
*	FieldPoint Petroleum Corp. Warrants Exp. 03/23/2017	33,558	28
*	Recovery Energy Inc.	1,200	2
*	GeoPetro Resources Co.	31,100	2
*	Ceres Inc.	52	—
*	Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	79,783	—
			1,426,708
Financials (21.7%)
	General Growth Properties Inc.	3,708,606	73,616
	Digital Realty Trust Inc.	1,013,249	68,789
	Macerich Co.	1,122,190	65,424
*	CIT Group Inc.	1,652,868	63,867
	SL Green Realty Corp.	744,395	57,058
*	Affiliated Managers Group Inc.	426,343	55,489
	Federal Realty Investment Trust	532,465	55,387
	Rayonier Inc.	1,016,676	52,694
	UDR Inc.	2,065,727	49,123
	New York Community Bancorp Inc.	3,625,229	47,491
	Camden Property Trust	694,545	47,375
	Everest Re Group Ltd.	425,889	46,827
*	Alleghany Corp.	139,581	46,818
	Realty Income Corp.	1,103,348	44,366
	Essex Property Trust Inc.	300,573	44,079

11

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Fidelity National Financial Inc. Class A	1,743,085	41,050
Taubman Centers Inc.	510,559	40,191
American Campus Communities Inc.	855,494	39,464
Alexandria Real Estate Equities Inc.	521,866	36,176
Ares Capital Corp.	2,045,502	35,796
Arthur J Gallagher & Co.	1,021,735	35,403
Raymond James Financial Inc.	918,095	35,374
Regency Centers Corp.	747,694	35,231
Liberty Property Trust	976,771	34,939
Senior Housing Properties Trust	1,454,385	34,382
WR Berkley Corp.	908,730	34,295
* Ocwen Financial Corp.	956,393	33,082
Reinsurance Group of America Inc. Class A	607,696	32,524
RenaissanceRe Holdings Ltd.	397,843	32,329
* Markel Corp.	74,448	32,267
BRE Properties Inc.	632,982	32,174
TD Ameritrade Holding Corp.	1,893,042	31,822
* American Capital Ltd.	2,605,122	31,261
HCC Insurance Holdings Inc.	837,493	31,163
* MSCI Inc. Class A	1,004,693	31,135
Duke Realty Corp.	2,241,465	31,089
DDR Corp.	1,970,961	30,865
Lazard Ltd. Class A	1,034,081	30,857
Extra Space Storage Inc.	843,677	30,701
Jones Lang LaSalle Inc.	362,737	30,448
Eaton Vance Corp.	948,916	30,223
Kilroy Realty Corp.	614,961	29,131
Validus Holdings Ltd.	834,220	28,847
National Retail Properties Inc.	899,727	28,071
CBL & Associates Properties Inc.	1,318,188	27,959
Cullen/Frost Bankers Inc.	505,748	27,447
* Signature Bank	381,301	27,202
Tanger Factory Outlet Centers	773,556	26,456
SEI Investments Co.	1,118,456	26,105
Home Properties Inc.	420,972	25,810
Douglas Emmett Inc.	1,081,066	25,189
Piedmont Office Realty Trust Inc. Class A	1,387,220	25,039
Brown & Brown Inc.	976,191	24,854
East West Bancorp Inc.	1,155,842	24,839
American Financial Group Inc.	626,110	24,744
Waddell & Reed Financial Inc. Class A	706,683	24,607
Weingarten Realty Investors	918,674	24,593
BioMed Realty Trust Inc.	1,269,889	24,547
WP Carey Inc.	469,541	24,487
Hospitality Properties Trust	1,026,854	24,049
White Mountains Insurance Group Ltd.	45,507	23,436
First Niagara Financial Group Inc.	2,901,825	23,011
Assured Guaranty Ltd.	1,612,802	22,950
Allied World Assurance Co. Holdings AG	291,159	22,943
Commerce Bancshares Inc.	646,370	22,662
Post Properties Inc.	450,677	22,511
Mid-America Apartment Communities Inc.	343,426	22,237
Hancock Holding Co.	697,641	22,143
Equity Lifestyle Properties Inc.	323,075	21,740
Omega Healthcare Investors Inc.	904,994	21,584
Highwoods Properties Inc.	645,052	21,577
ProAssurance Corp.	510,246	21,527
First American Financial Corp.	884,284	21,302
CBOE Holdings Inc.	718,189	21,158
Old Republic International Corp.	1,985,659	21,147
* SVB Financial Group	369,360	20,673
Alterra Capital Holdings Ltd.	705,515	19,888
LaSalle Hotel Properties	780,883	19,827
Jefferies Group Inc.	1,053,061	19,555

12

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
City National Corp.	392,106	19,417
Aspen Insurance Holdings Ltd.	590,554	18,945
Protective Life Corp.	658,468	18,819
Associated Banc-Corp	1,426,691	18,718
First Republic Bank	562,270	18,431
* Forest City Enterprises Inc. Class A	1,140,064	18,412
EPR Properties	389,296	17,950
Mack-Cali Realty Corp.	684,273	17,866
* Popular Inc.	855,737	17,791
* St. Joe Co.	768,792	17,744
CNO Financial Group Inc.	1,875,431	17,498
RLJ Lodging Trust	886,963	17,180
Healthcare Realty Trust Inc.	714,778	17,162
* Howard Hughes Corp.	233,574	17,056
Ryman Hospitality Properties	430,693	16,564
Corporate Office Properties Trust	661,061	16,513
TCF Financial Corp.	1,354,560	16,458
Bank of Hawaii Corp.	370,226	16,308
Prospect Capital Corp.	1,496,570	16,268
Susquehanna Bancshares Inc.	1,550,183	16,246
Synovus Financial Corp.	6,541,723	16,027
Fulton Financial Corp.	1,640,284	15,763
Federated Investors Inc. Class B	770,400	15,585
* Realogy Holdings Corp.	368,708	15,471
Valley National Bancorp	1,643,327	15,283
Sovran Self Storage Inc.	245,937	15,273
Prosperity Bancshares Inc.	363,503	15,267
American Realty Capital Trust Inc.	1,316,203	15,202
* Texas Capital Bancshares Inc.	333,837	14,963
* Portfolio Recovery Associates Inc.	140,003	14,961
Washington Federal Inc.	874,129	14,747
Erie Indemnity Co. Class A	212,646	14,719
Colonial Properties Trust	688,078	14,704
DiamondRock Hospitality Co.	1,622,116	14,599
Brandywine Realty Trust	1,192,969	14,542
Washington REIT	551,770	14,429
DCT Industrial Trust Inc.	2,215,126	14,376
Endurance Specialty Holdings Ltd.	361,057	14,330
Hanover Insurance Group Inc.	369,179	14,302
CubeSmart	977,321	14,240
Apollo Investment Corp.	1,688,491	14,116
Webster Financial Corp.	667,924	13,726
Capitol Federal Financial Inc.	1,162,752	13,593
Medical Properties Trust Inc.	1,132,094	13,540
StanCorp Financial Group Inc.	366,626	13,444
Kemper Corp.	453,045	13,365
CapitalSource Inc.	1,758,425	13,329
Janus Capital Group Inc.	1,558,152	13,275
* Stifel Financial Corp.	414,035	13,237
Potlatch Corp.	335,317	13,141
EastGroup Properties Inc.	242,836	13,067
Glimcher Realty Trust	1,171,964	12,997
FirstMerit Corp.	902,305	12,804
^ Lexington Realty Trust	1,221,846	12,768
DuPont Fabros Technology Inc.	526,222	12,714
Platinum Underwriters Holdings Ltd.	271,035	12,468
FNB Corp.	1,162,049	12,341
* Walter Investment Management Corp.	285,317	12,274
Trustmark Corp.	538,762	12,101
* Sunstone Hotel Investors Inc.	1,125,503	12,054
Mercury General Corp.	303,355	12,040
BOK Financial Corp.	220,963	12,034
Iberiabank Corp.	244,837	12,026
Cathay General Bancorp	609,624	11,888

13

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
UMB Financial Corp.	270,646	11,865
Primerica Inc.	379,965	11,403
National Health Investors Inc.	201,564	11,394
Pebblebrook Hotel Trust	490,230	11,324
Greenhill & Co. Inc.	217,156	11,290
Wintrust Financial Corp.	301,979	11,083
CommonWealth REIT	697,242	11,044
Umpqua Holdings Corp.	930,074	10,966
MarketAxess Holdings Inc.	310,118	10,947
* First Cash Financial Services Inc.	219,272	10,880
* PHH Corp.	476,313	10,836
Equity One Inc.	512,210	10,762
Montpelier Re Holdings Ltd.	463,581	10,597
* First Industrial Realty Trust Inc.	751,425	10,580
* Alexander & Baldwin Inc.	354,010	10,397
* Altisource Portfolio Solutions SA	118,441	10,264
Acadia Realty Trust	408,089	10,235
BancorpSouth Inc.	695,788	10,117
Old National Bancorp	851,690	10,110
Northwest Bancshares Inc.	812,775	9,867
Education Realty Trust Inc.	922,046	9,811
^ First Financial Bankshares Inc.	248,627	9,699
PS Business Parks Inc.	149,247	9,698
Westamerica Bancorporation	226,151	9,632
Cash America International Inc.	239,314	9,494
* Strategic Hotels & Resorts Inc.	1,477,805	9,458
* Financial Engines Inc.	338,159	9,384
BankUnited Inc.	383,660	9,377
United Bankshares Inc.	384,949	9,362
National Penn Bancshares Inc.	997,898	9,300
* MBIA Inc.	1,178,151	9,249
RLI Corp.	142,018	9,183
Sun Communities Inc.	227,441	9,073
Community Bank System Inc.	328,632	8,991
MB Financial Inc.	455,249	8,991
LTC Properties Inc.	255,240	8,982
Glacier Bancorp Inc.	601,434	8,847
Selective Insurance Group Inc.	459,062	8,846
LPL Financial Holdings Inc.	305,626	8,606
Government Properties Income Trust	358,354	8,590
Symetra Financial Corp.	645,113	8,374
Bank of the Ozarks Inc.	244,449	8,182
International Bancshares Corp.	452,845	8,174
* World Acceptance Corp.	108,873	8,118
PrivateBancorp Inc.	520,097	7,968
* Credit Acceptance Corp.	77,786	7,909
First Midwest Bancorp Inc.	630,489	7,894
American Assets Trust Inc.	279,156	7,797
Fifth Street Finance Corp.	746,829	7,782
Pennsylvania REIT	438,560	7,736
* Enstar Group Ltd.	68,459	7,666
First Citizens BancShares Inc. Class A	46,822	7,655
BBCN Bancorp Inc.	656,517	7,596
CVB Financial Corp.	730,001	7,592
* Ezcorp Inc. Class A	376,043	7,468
Franklin Street Properties Corp.	597,755	7,358
Hersha Hospitality Trust Class A	1,438,118	7,191
First Financial Bancorp	486,229	7,109
Argo Group International Holdings Ltd.	210,344	7,065
Main Street Capital Corp.	231,086	7,050
Investors Bancorp Inc.	395,687	7,035
Sabra Health Care REIT Inc.	313,865	6,817
Radian Group Inc.	1,112,609	6,798
Provident Financial Services Inc.	455,428	6,795

14

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Park National Corp.	104,612	6,761
Chesapeake Lodging Trust	321,629	6,716
Investors Real Estate Trust	763,615	6,666
PacWest Bancorp	268,574	6,655
Associated Estates Realty Corp.	412,496	6,649
Evercore Partners Inc. Class A	219,615	6,630
* DFC Global Corp.	358,108	6,629
* TFS Financial Corp.	681,510	6,556
Horace Mann Educators Corp.	328,121	6,549
Amtrust Financial Services Inc.	226,176	6,489
* Citizens Republic Bancorp Inc.	341,843	6,485
Nelnet Inc. Class A	216,541	6,451
CNA Financial Corp.	228,725	6,407
Astoria Financial Corp.	679,545	6,361
Cousins Properties Inc.	755,876	6,312
Home BancShares Inc.	191,043	6,308
American Equity Investment Life Holding Co.	508,275	6,206
ViewPoint Financial Group Inc.	294,459	6,166
PennantPark Investment Corp.	552,378	6,073
Columbia Banking System Inc.	336,870	6,043
Boston Private Financial Holdings Inc.	664,465	5,987
* Western Alliance Bancorp	568,372	5,985
* Virtus Investment Partners Inc.	49,091	5,937
Triangle Capital Corp.	230,983	5,888
* Encore Capital Group Inc.	192,045	5,880
First Commonwealth Financial Corp.	845,266	5,765
* Greenlight Capital Re Ltd. Class A	248,200	5,728
NBT Bancorp Inc.	282,264	5,722
Alexander's Inc.	17,287	5,719
Infinity Property & Casualty Corp.	97,330	5,669
* National Financial Partners Corp.	327,786	5,618
Chemical Financial Corp.	232,730	5,530
Inland Real Estate Corp.	657,574	5,510
Independent Bank Corp.	189,322	5,481
Universal Health Realty Income Trust	108,173	5,475
Ashford Hospitality Trust Inc.	517,249	5,436
First Potomac Realty Trust	433,231	5,355
Employers Holdings Inc.	257,118	5,292
Ramco-Gershenson Properties Trust	391,491	5,211
* Pinnacle Financial Partners Inc.	276,509	5,209
STAG Industrial Inc.	288,711	5,188
Tower Group Inc.	288,241	5,122
* Forestar Group Inc.	292,501	5,069
Brookline Bancorp Inc.	595,244	5,060
* iStar Financial Inc.	616,764	5,027
SCBT Financial Corp.	124,997	5,022
* MGIC Investment Corp.	1,876,022	4,990
Oritani Financial Corp.	324,719	4,975
Coresite Realty Corp.	178,642	4,941
Safety Insurance Group Inc.	105,895	4,889
Sterling Financial Corp.	233,264	4,871
City Holding Co.	139,336	4,856
BlackRock Kelso Capital Corp.	482,470	4,854
Kennedy-Wilson Holdings Inc.	346,046	4,838
Hudson Pacific Properties Inc.	229,167	4,826
Retail Opportunity Investments Corp.	371,225	4,774
WesBanco Inc.	213,264	4,739
* eHealth Inc.	172,048	4,728
Oriental Financial Group Inc.	352,976	4,712
Hercules Technology Growth Capital Inc.	422,744	4,705
Excel Trust Inc.	370,038	4,688
Saul Centers Inc.	109,301	4,677
Interactive Brokers Group Inc.	339,475	4,644
Cohen & Steers Inc.	152,181	4,637

15

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
S&T Bancorp Inc.	254,443	4,598
Getty Realty Corp.	252,801	4,566
* Navigators Group Inc.	89,232	4,557
KBW Inc.	294,969	4,513
* Hanmi Financial Corp.	330,384	4,490
Home Loan Servicing Solutions Ltd.	237,036	4,480
Berkshire Hills Bancorp Inc.	187,431	4,472
* Hilltop Holdings Inc.	326,092	4,415
Maiden Holdings Ltd.	477,523	4,388
^ Healthcare Trust of America Inc. Class A	442,955	4,385
Community Trust Bancorp Inc.	132,395	4,340
State Bank Financial Corp.	270,114	4,289
* AMERISAFE Inc.	157,252	4,285
* FelCor Lodging Trust Inc.	917,476	4,285
Flushing Financial Corp.	274,841	4,216
TrustCo Bank Corp. NY	798,456	4,216
FBL Financial Group Inc. Class A	121,943	4,172
West Coast Bancorp	188,237	4,169
Apollo Residential Mortgage Inc.	203,580	4,110
Renasant Corp.	213,563	4,088
* Piper Jaffray Cos.	127,155	4,086
United Fire Group Inc.	186,945	4,083
* ICG Group Inc.	355,462	4,063
Duff & Phelps Corp. Class A	256,294	4,003
Stewart Information Services Corp.	153,554	3,992
* Nationstar Mortgage Holdings Inc.	128,117	3,969
* PICO Holdings Inc.	193,013	3,912
American National Insurance Co.	57,196	3,906
* Wilshire Bancorp Inc.	660,183	3,875
HFF Inc. Class A	258,708	3,855
Simmons First National Corp. Class A	149,417	3,789
Cardinal Financial Corp.	232,837	3,788
* Eagle Bancorp Inc.	188,104	3,756
Urstadt Biddle Properties Inc. Class A	189,390	3,727
Dime Community Bancshares Inc.	264,953	3,680
* Citizens Inc.	330,282	3,650
National Interstate Corp.	125,289	3,611
* Bancorp Inc.	327,509	3,593
Spirit Realty Capital Inc.	195,420	3,475
Banner Corp.	113,016	3,473
* Ameris Bancorp	271,832	3,395
Campus Crest Communities Inc.	276,062	3,385
Monmouth Real Estate Investment Corp. Class A	325,904	3,376
Agree Realty Corp.	125,103	3,352
MCG Capital Corp.	725,705	3,338
Sandy Spring Bancorp Inc.	170,479	3,311
Tompkins Financial Corp.	83,300	3,302
TowneBank	198,813	3,080
* Safeguard Scientifics Inc.	208,390	3,074
* Central Pacific Financial Corp.	196,526	3,064
* Tejon Ranch Co.	108,741	3,053
* Taylor Capital Group Inc.	169,158	3,053
* Investment Technology Group Inc.	337,255	3,035
* OmniAmerican Bancorp Inc.	131,198	3,035
* Flagstar Bancorp Inc.	153,617	2,980
Washington Trust Bancorp Inc.	112,759	2,967
Lakeland Financial Corp.	114,411	2,956
National Western Life Insurance Co. Class A	18,736	2,955
* Knight Capital Group Inc. Class A	837,466	2,940
Rouse Properties Inc.	173,019	2,927
Parkway Properties Inc.	207,955	2,909
Winthrop Realty Trust	262,286	2,898
Federal Agricultural Mortgage Corp.	89,065	2,895
* NewStar Financial Inc.	205,924	2,885

16

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	TICC Capital Corp.	283,166	2,866
	First Financial Corp.	93,118	2,816
	Southside Bancshares Inc.	132,584	2,792
*	Beneficial Mutual Bancorp Inc.	291,089	2,765
	Rockville Financial Inc.	213,527	2,755
*	Park Sterling Corp.	524,279	2,742
	Great Southern Bancorp Inc.	107,647	2,740
	Epoch Holding Corp.	97,882	2,731
*	Southwest Bancorp Inc.	239,373	2,681
	First Merchants Corp.	178,304	2,646
	Bancfirst Corp.	61,618	2,610
	Summit Hotel Properties Inc.	273,303	2,596
*	United Community Banks Inc.	274,170	2,583
*	BofI Holding Inc.	91,601	2,553
	Meadowbrook Insurance Group Inc.	437,229	2,527
	Provident New York Bancorp	270,103	2,515
	OneBeacon Insurance Group Ltd. Class A	178,001	2,474
*	MetroCorp Bancshares Inc.	224,297	2,465
*	Guaranty Bancorp	1,262,340	2,462
	Kite Realty Group Trust	434,462	2,429
	German American Bancorp Inc.	111,699	2,426
	Heartland Financial USA Inc.	92,309	2,414
*	Virginia Commerce Bancorp Inc.	269,456	2,412
*	Netspend Holdings Inc.	202,028	2,388
	FXCM Inc. Class A	236,391	2,380
*	First California Financial Group Inc.	305,075	2,355
	StellarOne Corp.	166,021	2,348
	KCAP Financial Inc.	255,337	2,347
*	Walker & Dunlop Inc.	140,841	2,346
*	Metro Bancorp Inc.	176,634	2,335
	Arrow Financial Corp.	92,971	2,320
	SY Bancorp Inc.	103,434	2,319
	Univest Corp. of Pennsylvania	134,808	2,305
	MainSource Financial Group Inc.	181,577	2,301
	MVC Capital Inc.	189,071	2,297
	Retail Properties of America Inc.	191,784	2,296
	WSFS Financial Corp.	54,310	2,295
	One Liberty Properties Inc.	111,859	2,270
	BGC Partners Inc. Class A	651,211	2,253
	First Busey Corp.	476,601	2,216
	Golub Capital BDC Inc.	137,698	2,200
	GAMCO Investors Inc.	41,435	2,199
*	Green Dot Corp. Class A	180,169	2,198
*	WisdomTree Investments Inc.	356,852	2,184
*,^	Zillow Inc. Class A	77,769	2,158
	1st United Bancorp Inc.	340,701	2,129
	Republic Bancorp Inc. Class A	100,765	2,129
	CapLease Inc.	381,014	2,122
*	Sun Bancorp Inc.	598,060	2,117
	West Bancorporation Inc.	195,869	2,111
	Capital Southwest Corp.	21,146	2,107
	Gladstone Commercial Corp.	116,880	2,098
	Arlington Asset Investment Corp. Class A	100,933	2,096
*	Preferred Bank	145,306	2,063
	Kearny Financial Corp.	211,140	2,059
	SeaBright Holdings Inc.	185,867	2,058
	Financial Institutions Inc.	110,076	2,051
	First Connecticut Bancorp Inc.	148,552	2,043
	Cedar Realty Trust Inc.	386,192	2,039
	Camden National Corp.	59,286	2,014
	EverBank Financial Corp.	134,663	2,008
	Union First Market Bankshares Corp.	126,378	1,993
	OceanFirst Financial Corp.	142,055	1,953
*	Global Indemnity plc	87,809	1,943

17

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Washington Banking Co.	142,412	1,940
Baldwin & Lyons Inc.	81,252	1,939
* INTL. FCStone Inc.	110,820	1,929
Territorial Bancorp Inc.	83,964	1,919
Franklin Financial Corp.	115,532	1,916
Sterling Bancorp	208,606	1,900
* Suffolk Bancorp	143,798	1,884
National Bankshares Inc.	58,026	1,879
* Heritage Oaks Bancorp	317,393	1,841
Northfield Bancorp Inc.	119,062	1,816
Mercantile Bank Corp.	109,930	1,814
Calamos Asset Management Inc. Class A	171,309	1,811
* Heritage Commerce Corp.	259,111	1,809
Westwood Holdings Group Inc.	44,216	1,808
Thomas Properties Group Inc.	333,706	1,805
Tree.com Inc.	99,831	1,800
First Bancorp	140,118	1,796
United Financial Bancorp Inc.	113,497	1,784
Westfield Financial Inc.	246,152	1,780
Lakeland Bancorp Inc.	174,560	1,777
Hudson Valley Holding Corp.	113,125	1,761
Bank Mutual Corp.	409,180	1,759
Medallion Financial Corp.	149,014	1,749
Marlin Business Services Corp.	86,388	1,733
Peoples Bancorp Inc.	82,875	1,693
* Seacoast Banking Corp. of Florida	1,040,726	1,676
CoBiz Financial Inc.	222,812	1,664
Oppenheimer Holdings Inc. Class A	95,496	1,649
* Phoenix Cos. Inc.	66,649	1,648
* First Financial Northwest Inc.	215,650	1,628
First Interstate Bancsystem Inc.	104,709	1,616
* First BanCorp	351,901	1,612
Homeowners Choice Inc.	77,512	1,611
GFI Group Inc.	497,355	1,611
* North Valley Bancorp	113,434	1,610
Crawford & Co. Class B	197,436	1,576
* Bridge Capital Holdings	100,827	1,569
State Auto Financial Corp.	104,882	1,567
* Meridian Interstate Bancorp Inc.	93,305	1,566
First Community Bancshares Inc.	97,966	1,565
Citizens & Northern Corp.	82,176	1,553
Northrim BanCorp Inc.	68,441	1,550
Bryn Mawr Bank Corp.	68,990	1,536
Heritage Financial Corp.	103,024	1,513
1st Source Corp.	67,698	1,495
* Ladenburg Thalmann Financial Services Inc.	1,067,331	1,494
* HomeStreet Inc.	58,257	1,488
EMC Insurance Group Inc.	61,953	1,479
Asta Funding Inc.	153,816	1,463
Kansas City Life Insurance Co.	38,258	1,460
* Doral Financial Corp.	2,013,381	1,458
Consolidated-Tomoka Land Co.	46,605	1,445
Centerstate Banks Inc.	168,828	1,440
Eastern Insurance Holdings Inc.	83,657	1,429
* BSB Bancorp Inc.	116,727	1,428
Century Bancorp Inc. Class A	42,568	1,403
* Orrstown Financial Services Inc.	142,869	1,402
* Macatawa Bank Corp.	484,725	1,401
* HomeTrust Bancshares Inc.	102,894	1,390
First of Long Island Corp.	48,411	1,371
* Pacific Mercantile Bancorp	214,453	1,349
* NewBridge Bancorp	288,045	1,334
Chatham Lodging Trust	86,635	1,332
Provident Financial Holdings Inc.	75,794	1,326

18

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* Capital City Bank Group Inc.	115,456	1,313
Cape Bancorp Inc.	150,272	1,306
* Gramercy Capital Corp.	434,160	1,276
Home Federal Bancorp Inc.	101,725	1,264
* Cowen Group Inc. Class A	507,773	1,244
* Waterstone Financial Inc.	158,662	1,238
BankFinancial Corp.	165,745	1,230
Trico Bancshares	73,177	1,226
Simplicity Bancorp Inc.	81,702	1,221
Fidus Investment Corp.	74,124	1,219
First Financial Holdings Inc.	93,161	1,219
MicroFinancial Inc.	166,298	1,211
ESSA Bancorp Inc.	111,135	1,210
Donegal Group Inc. Class B	63,194	1,183
Merchants Bancshares Inc.	44,131	1,181
* Intervest Bancshares Corp. Class A	302,638	1,177
* United Community Financial Corp.	405,843	1,173
* FBR & Co.	297,704	1,152
Select Income REIT	46,249	1,146
* AmeriServ Financial Inc.	378,247	1,139
Pzena Investment Management Inc. Class A	208,338	1,125
* SWS Group Inc.	212,343	1,123
Penns Woods Bancorp Inc.	29,983	1,122
Clifton Savings Bancorp Inc.	99,139	1,117
Center Bancorp Inc.	96,047	1,112
Gladstone Capital Corp.	136,192	1,111
* Harris & Harris Group Inc.	334,378	1,103
ESB Financial Corp.	79,124	1,097
Terreno Realty Corp.	71,028	1,097
* Unity Bancorp Inc.	174,680	1,088
Fox Chase Bancorp Inc.	64,911	1,081
Gladstone Investment Corp.	154,905	1,078
Diamond Hill Investment Group Inc.	15,822	1,074
Enterprise Financial Services Corp.	81,745	1,068
Pulaski Financial Corp.	118,335	1,059
NGP Capital Resources Co.	146,067	1,055
New Mountain Finance Corp.	69,179	1,031
* Hampton Roads Bankshares Inc.	858,238	1,021
American National Bankshares Inc.	50,208	1,014
First Bancorp Inc.	61,084	1,006
Whitestone REIT	70,360	989
* American Safety Insurance Holdings Ltd.	52,143	987
* Chicopee Bancorp Inc.	61,071	970
UMH Properties Inc.	93,697	968
Manning & Napier Inc.	75,297	949
Meta Financial Group Inc.	41,575	948
MutualFirst Financial Inc.	80,909	943
Nicholas Financial Inc.	75,110	931
* First South Bancorp Inc.	189,016	907
* Imperial Holdings Inc.	203,613	906
* Fidelity Southern Corp.	93,178	890
* MPG Office Trust Inc.	288,542	889
Heritage Financial Group Inc.	63,161	871
* Timberland Bancorp Inc.	124,072	861
* Yadkin Valley Financial Corp.	285,441	839
CNB Financial Corp.	50,414	826
* ZipRealty Inc.	293,133	821
* Riverview Bancorp Inc.	473,263	800
Peoples Federal Bancshares Inc.	45,713	795
* BBX Capital Corp.	117,471	787
JMP Group Inc.	127,771	776
American Realty Capital Properties Inc.	58,447	774
Bridge Bancorp Inc.	37,769	768
* WSB Holdings Inc.	130,862	767

19

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* MBT Financial Corp.	322,411	764
* Republic First Bancorp Inc.	366,190	758
Bank of Commerce Holdings	162,760	749
* AV Homes Inc.	52,575	748
Federated National Holding Co.	137,066	743
Bank of Marin Bancorp	19,763	740
* NASB Financial Inc.	34,583	739
Gyrodyne Co. of America Inc.	10,246	738
Alliance Financial Corp.	16,941	737
Ocean Shore Holding Co.	49,411	731
TF Financial Corp.	30,391	724
Artio Global Investors Inc. Class A	378,899	720
* Farmers Capital Bank Corp.	58,359	715
Universal Insurance Holdings Inc.	162,411	711
Donegal Group Inc. Class A	50,040	703
Ames National Corp.	32,056	702
New Hampshire Thrift Bancshares Inc.	53,896	690
Urstadt Biddle Properties Inc.	38,700	689
* First United Corp.	95,206	683
Pacific Continental Corp.	69,517	676
CFS Bancorp Inc.	107,332	670
Roma Financial Corp.	44,060	666
Peapack Gladstone Financial Corp.	47,218	665
* Pacific Premier Bancorp Inc.	64,825	664
* Firstcity Financial Corp.	66,475	647
Middleburg Financial Corp.	35,897	634
Peoples Bancorp of North Carolina Inc.	68,148	631
* Consumer Portfolio Services Inc.	117,078	628
* Altisource Residential Corp.	39,153	620
Gain Capital Holdings Inc.	150,633	616
* Community Bankers Trust Corp.	228,642	606
First Defiance Financial Corp.	31,095	597
Tower Financial Corp.	49,761	591
* Southcoast Financial Corp.	116,033	589
* Asset Acceptance Capital Corp.	130,270	586
* Louisiana Bancorp Inc.	33,680	566
PMC Commercial Trust	75,358	535
Sierra Bancorp	46,020	526
Independence Holding Co.	55,094	525
* Oak Valley Bancorp	64,647	518
* American River Bankshares	72,581	514
Harleysville Savings Financial Corp.	33,268	503
* Hallmark Financial Services	53,386	501
BCB Bancorp Inc.	52,135	492
US Global Investors Inc. Class A	122,258	490
* Capital Bank Financial Corp.	28,200	481
* Citizens Community Bancorp Inc.	81,210	481
Firstbank Corp.	46,094	479
CorEnergy Infrastructure Trust	76,033	458
QC Holdings Inc.	140,879	456
* Home Bancorp Inc.	24,204	442
* United Security Bancshares	171,197	442
Bank of Kentucky Financial Corp.	17,658	437
First Pactrust Bancorp Inc.	35,575	437
* ASB Bancorp Inc.	28,136	431
Citizens Holding Co.	21,952	424
* OBA Financial Services Inc.	23,617	415
Berkshire Bancorp Inc.	49,914	409
* Cascade Bancorp	62,684	392
Ohio Valley Banc Corp.	20,650	388
Investors Title Co.	6,127	368
Bar Harbor Bankshares	10,605	357
* Maui Land & Pineapple Co. Inc.	84,328	350
Teche Holding Co.	9,159	346

20

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* 1st Constitution Bancorp	38,838	345
* PVF Capital Corp.	157,346	345
^ BNC Bancorp	42,022	337
* BancTrust Financial Group Inc.	119,121	331
Hampden Bancorp Inc.	21,407	321
* First Federal Bancshares of Arkansas Inc.	32,937	321
Shore Bancshares Inc.	59,095	318
* Newport Bancorp Inc.	19,119	315
Federal Agricultural Mortgage Corp. Class A	12,788	314
* Summit Financial Group Inc.	63,567	311
Hawthorn Bancshares Inc.	39,307	309
* Atlanticus Holdings Corp.	91,683	307
* Prudential Bancorp Inc. of Pennsylvania	41,906	296
Southern National Bancorp of Virginia Inc.	36,675	293
* Camco Financial Corp.	143,739	293
* First Marblehead Corp.	369,881	287
MidWestOne Financial Group Inc.	13,213	271
Preferred Apartment Communities Inc. Class A	34,681	270
* BRT Realty Trust	39,982	262
* Colony Bankcorp Inc.	70,241	256
* Community Financial Corp.	43,748	255
Norwood Financial Corp.	8,044	239
* Stratus Properties Inc.	27,459	238
C&F Financial Corp.	5,997	234
* Guaranty Federal Bancshares Inc.	33,020	228
* CIFC Corp.	27,508	220
FedFirst Financial Corp.	13,576	219
* Supertel Hospitality Inc.	210,925	215
MHI Hospitality Corp.	62,614	209
* FNB United Corp.	17,787	206
Monarch Financial Holdings Inc.	24,417	201
* Jefferson Bancshares Inc.	70,123	193
National Bank Holdings Corp. Class A	9,900	188
Premier Financial Bancorp Inc.	17,139	186
* First Acceptance Corp.	147,208	184
* Parke Bancorp Inc.	34,129	171
* Xenith Bankshares Inc.	36,661	167
* Investors Capital Holdings Ltd.	44,609	161
* Gleacher & Co. Inc.	212,450	159
* HMN Financial Inc.	45,747	159
First Citizens Banc Corp.	27,808	152
MidSouth Bancorp Inc.	8,999	147
* Community Partners Bancorp	26,379	146
Codorus Valley Bancorp Inc.	9,666	145
First Bancshares Inc.	15,369	144
* ECB Bancorp Inc.	10,000	144
Old Point Financial Corp.	12,862	142
* BCSB Bancorp Inc.	9,758	139
* Rurban Financial Corp.	20,212	138
Horizon Bancorp	6,816	134
Central Valley Community Bancorp	16,907	131
Valley Financial Corp.	13,798	125
* Anchor Bancorp Inc.	8,200	124
* New Century Bancorp Inc.	21,884	120
Farmers National Banc Corp.	19,378	120
First Clover Leaf Financial Corp.	18,338	117
Cheviot Financial Corp.	11,598	108
United Bancshares Inc.	10,952	107
Life Partners Holdings Inc.	40,287	107
First Savings Financial Group Inc.	5,346	104
^ Saratoga Investment Corp.	6,825	103
Wolverine Bancorp Inc.	5,854	101
* Alliance Bankshares Corp.	19,416	94
* Southern First Bancshares Inc.	9,381	92

21

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	IF Bancorp Inc.	6,514	90
*,^	Security National Financial Corp. Class A	9,902	87
	Glen Burnie Bancorp	7,110	85
	Enterprise Bancorp Inc.	5,047	83
	Peoples Financial Corp.	6,186	57
*	Royal Bancshares of Pennsylvania Inc.	40,173	48
	Naugatuck Valley Financial Corp.	6,600	44
*	First Financial Service Corp.	22,276	44
	Southwest Georgia Financial Corp.	4,435	43
	Bank of South Carolina Corp.	3,982	43
*	Magyar Bancorp Inc.	10,365	41
	United Bancorp Inc.	6,054	39
*	1st Century Bancshares Inc.	7,913	36
	Oconee Federal Financial Corp.	2,383	35
*	Atlantic Coast Financial Corp.	15,224	31
*	First Security Group Inc.	12,328	28
	Kentucky First Federal Bancorp	3,587	27
*	Malvern Bancorp Inc.	2,203	25
	Greene County Bancorp Inc.	1,080	23
*	Independent Bank Corp.	6,064	21
*	Severn Bancorp Inc.	5,194	18
*	First Capital Bancorp Inc.	5,724	16
	United Community Bancorp	2,700	16
*	Porter Bancorp Inc.	19,841	14
*	State Investors Bancorp Inc.	1,013	14
	First West Virginia Bancorp	916	14
	Mid Penn Bancorp Inc.	1,284	14
*	Rand Capital Corp.	5,750	13
*	Eastern Virginia Bankshares Inc.	2,459	13
*	Sussex Bancorp	2,400	13
*	Presidential Realty Corp. Class B	46,000	10
	First Capital Inc.	510	10
	Mackinac Financial Corp.	1,100	8
*	Old Second Bancorp Inc.	5,100	6
	CKX Lands Inc.	399	6
	HF Financial Corp.	373	5
	Laporte Bancorp Inc.	395	3
	Salisbury Bancorp Inc.	100	2
*	Village Bank and Trust Financial Corp.	2,400	2
	Oneida Financial Corp.	188	2
*	Siebert Financial Corp.	1,336	2
	Eagle Bancorp Montana Inc.	175	2
	ACNB Corp.	100	2
	River Valley Bancorp	69	1
	SI Financial Group Inc.	104	1
	Stewardship Financial Corp.	300	1
*	Jacksonville Bancorp Inc.	1,210	1
*	Transcontinental Realty Investors Inc.	100	—
*	American Spectrum Realty Inc.	100	—
	Northeast Community Bancorp Inc.	57	—
	Elmira Savings Bank	1	—
*	Camco Financial Corp. Warrants Exp. 11/06/2017	45,300	—
			5,106,405
Health Care (10.4%)
*	Regeneron Pharmaceuticals Inc.	620,578	106,162
*	Vertex Pharmaceuticals Inc.	1,786,084	74,908
*	Henry Schein Inc.	726,718	58,472
*	Illumina Inc.	1,018,528	56,620
*	BioMarin Pharmaceutical Inc.	1,018,908	50,181
	ResMed Inc.	1,180,162	49,059
*	Mettler-Toledo International Inc.	253,122	48,928
*	Hologic Inc.	2,198,797	44,042
*	IDEXX Laboratories Inc.	451,587	41,907
*	Onyx Pharmaceuticals Inc.	551,553	41,659

22

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	HCA Holdings Inc.	1,345,577	40,596
	Cooper Cos. Inc.	396,279	36,648
	Universal Health Services Inc. Class B	727,914	35,195
	Omnicare Inc.	913,024	32,960
*	MEDNAX Inc.	412,765	32,823
*	Medivation Inc.	611,904	31,305
*	Sirona Dental Systems Inc.	455,509	29,362
*	Ariad Pharmaceuticals Inc.	1,380,260	26,473
*	Covance Inc.	450,327	26,015
*	Endo Health Solutions Inc.	942,485	24,759
	Teleflex Inc.	339,734	24,226
*	Pharmacyclics Inc.	413,329	23,932
	Community Health Systems Inc.	756,612	23,258
*	Cubist Pharmaceuticals Inc.	530,842	22,327
*	athenahealth Inc.	298,984	21,960
*	United Therapeutics Corp.	392,124	20,947
*	Brookdale Senior Living Inc. Class A	814,743	20,629
*	Jazz Pharmaceuticals plc	387,134	20,596
*	Health Management Associates Inc. Class A	2,129,005	19,842
*	Seattle Genetics Inc.	854,059	19,814
	Techne Corp.	287,709	19,662
*	Alkermes plc	1,011,004	18,724
*	HMS Holdings Corp.	717,704	18,603
*	Cepheid Inc.	548,804	18,555
*	Thoratec Corp.	489,255	18,357
*	Myriad Genetics Inc.	672,385	18,322
*	Incyte Corp. Ltd.	1,087,302	18,060
*	Bio-Rad Laboratories Inc. Class A	167,451	17,591
*	Centene Corp.	428,545	17,570
*	WellCare Health Plans Inc.	358,576	17,459
*	Haemonetics Corp.	426,300	17,410
*	Salix Pharmaceuticals Ltd.	415,421	16,816
	STERIS Corp.	483,240	16,783
*	HealthSouth Corp.	787,200	16,618
*	Align Technology Inc.	595,505	16,525
*	Health Net Inc.	677,309	16,459
*,^	Arena Pharmaceuticals Inc.	1,801,605	16,250
	West Pharmaceutical Services Inc.	284,420	15,572
*	LifePoint Hospitals Inc.	408,972	15,439
*	VCA Antech Inc.	733,328	15,437
	Owens & Minor Inc.	528,053	15,055
*	Charles River Laboratories International Inc.	399,910	14,985
*	PAREXEL International Corp.	484,071	14,324
	Hill-Rom Holdings Inc.	500,332	14,259
*	Allscripts Healthcare Solutions Inc.	1,424,069	13,415
^	Questcor Pharmaceuticals Inc.	485,237	12,966
*	Theravance Inc.	565,932	12,603
*	ViroPharma Inc.	544,544	12,394
*	PSS World Medical Inc.	418,351	12,082
*	Bruker Corp.	774,621	11,828
*	Alere Inc.	631,449	11,682
*	Vivus Inc.	844,564	11,334
*	Magellan Health Services Inc.	229,239	11,233
*	MWI Veterinary Supply Inc.	99,579	10,954
	Chemed Corp.	158,863	10,896
*	Impax Laboratories Inc.	529,628	10,852
	Air Methods Corp.	290,214	10,706
*	Medicines Co.	444,526	10,655
*	Volcano Corp.	445,745	10,524
*	Cyberonics Inc.	197,619	10,381
*	Infinity Pharmaceuticals Inc.	269,989	9,450
*	Lexicon Pharmaceuticals Inc.	4,104,409	9,112
	Masimo Corp.	432,860	9,094
*	Isis Pharmaceuticals Inc.	849,214	8,883

23

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Immunogen Inc.	693,619	8,844
*	Insulet Corp.	404,571	8,585
*	Neogen Corp.	184,689	8,370
*	Acorda Therapeutics Inc.	333,832	8,299
*	HeartWare International Inc.	96,278	8,083
*	ArthroCare Corp.	233,609	8,081
*	Amsurg Corp. Class A	266,157	7,987
*	DexCom Inc.	581,828	7,919
*	Hanger Inc.	288,782	7,901
*	Ironwood Pharmaceuticals Inc. Class A	686,972	7,619
*	Auxilium Pharmaceuticals Inc.	410,141	7,600
	Analogic Corp.	101,844	7,567
*	Akorn Inc.	563,991	7,535
*	Medidata Solutions Inc.	186,558	7,311
*	Team Health Holdings Inc.	251,323	7,231
*	Nektar Therapeutics	967,819	7,172
*	MedAssets Inc.	425,333	7,133
	Meridian Bioscience Inc.	347,748	7,042
*,^	Exelixis Inc.	1,539,127	7,034
*	Sunrise Senior Living Inc.	488,449	7,024
*	Wright Medical Group Inc.	333,715	7,005
*	Dendreon Corp.	1,305,352	6,892
	CONMED Corp.	240,252	6,715
*	Molina Healthcare Inc.	247,773	6,705
*	NPS Pharmaceuticals Inc.	724,414	6,592
*	Endologix Inc.	459,489	6,543
*	ICU Medical Inc.	105,643	6,437
	Abaxis Inc.	173,210	6,426
*	Integra LifeSciences Holdings Corp.	164,209	6,399
*	Alnylam Pharmaceuticals Inc.	345,298	6,302
*	Orthofix International NV	158,683	6,241
*	Emeritus Corp.	244,315	6,039
*	Bio-Reference Labs Inc.	206,650	5,929
	Quality Systems Inc.	337,125	5,852
*	Affymax Inc.	305,517	5,805
*	NuVasive Inc.	366,286	5,663
*	Conceptus Inc.	266,150	5,592
*	IPC The Hospitalist Co. Inc.	140,806	5,591
*,^	Opko Health Inc.	1,143,427	5,500
*	Exact Sciences Corp.	519,026	5,496
*	Luminex Corp.	318,994	5,346
*	InterMune Inc.	546,557	5,296
	Cantel Medical Corp.	177,697	5,283
*,^	Accretive Health Inc.	454,161	5,250
*	Sarepta Therapeutics Inc.	198,379	5,118
*	BioScrip Inc.	471,424	5,077
*	NxStage Medical Inc.	441,010	4,961
	Landauer Inc.	80,854	4,949
*	Kindred Healthcare Inc.	448,860	4,857
^	Spectrum Pharmaceuticals Inc.	428,124	4,791
*	Halozyme Therapeutics Inc.	705,549	4,734
*	Merit Medical Systems Inc.	338,489	4,705
*	Greatbatch Inc.	200,763	4,666
*	Rigel Pharmaceuticals Inc.	709,093	4,609
	Computer Programs & Systems Inc.	89,993	4,530
*	Santarus Inc.	410,866	4,511
*	Momenta Pharmaceuticals Inc.	376,853	4,439
*	Omnicell Inc.	297,863	4,429
*,^	MAKO Surgical Corp.	342,825	4,412
*,^	Sequenom Inc.	931,299	4,396
	Ensign Group Inc.	160,517	4,364
*	Spectranetics Corp.	292,737	4,324
	Invacare Corp.	264,298	4,308
*	Dynavax Technologies Corp.	1,478,174	4,228

24

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Genomic Health Inc.	154,195	4,203
*	Quidel Corp.	222,710	4,158
*	Ligand Pharmaceuticals Inc. Class B	198,317	4,113
*	HealthStream Inc.	167,018	4,060
*	ABIOMED Inc.	297,083	3,999
*	Celldex Therapeutics Inc.	592,986	3,979
*	Idenix Pharmaceuticals Inc.	818,701	3,971
*	Achillion Pharmaceuticals Inc.	491,515	3,942
*	Antares Pharma Inc.	1,003,691	3,824
	Select Medical Holdings Corp.	401,554	3,787
	National Healthcare Corp.	79,917	3,758
*	Dyax Corp.	1,069,772	3,723
	US Physical Therapy Inc.	131,559	3,623
*	Optimer Pharmaceuticals Inc.	400,094	3,621
*	ExamWorks Group Inc.	258,526	3,617
*	Orexigen Therapeutics Inc.	686,293	3,617
*	Accuray Inc.	560,132	3,602
*	Pacira Pharmaceuticals Inc.	191,784	3,350
*	PharMerica Corp.	235,101	3,348
*	Neurocrine Biosciences Inc.	446,778	3,342
*	MAP Pharmaceuticals Inc.	211,390	3,321
*	OraSure Technologies Inc.	461,465	3,313
*	AMN Healthcare Services Inc.	286,085	3,304
*	AVANIR Pharmaceuticals Inc.	1,246,974	3,280
*	Capital Senior Living Corp.	172,935	3,232
*	Corvel Corp.	70,110	3,143
*	Acadia Healthcare Co. Inc.	133,409	3,112
	Universal American Corp.	357,759	3,073
*	Symmetry Medical Inc.	288,078	3,031
*,^	Navidea Biopharmaceuticals Inc.	1,059,276	2,998
*	LHC Group Inc.	139,047	2,962
*	Depomed Inc.	472,921	2,927
	Hi-Tech Pharmacal Co. Inc.	83,290	2,913
*	Curis Inc.	835,227	2,865
*	Endocyte Inc.	318,941	2,864
*	Emergent Biosolutions Inc.	178,158	2,858
*	Healthways Inc.	266,103	2,847
*	Amedisys Inc.	239,980	2,705
*	Natus Medical Inc.	235,694	2,635
*,^	ZIOPHARM Oncology Inc.	627,019	2,608
*	Array BioPharma Inc.	700,886	2,607
*	ACADIA Pharmaceuticals Inc.	556,565	2,588
*	Triple-S Management Corp. Class B	137,378	2,537
*	AMAG Pharmaceuticals Inc.	170,636	2,510
*	Synageva BioPharma Corp.	54,065	2,503
*	SurModics Inc.	111,889	2,502
*	Sangamo Biosciences Inc.	414,129	2,489
*	Cambrex Corp.	216,694	2,466
*	Gentiva Health Services Inc.	242,488	2,437
*	Affymetrix Inc.	768,135	2,435
*	XenoPort Inc.	310,926	2,416
*	MannKind Corp.	1,037,943	2,398
*	AngioDynamics Inc.	210,935	2,318
*	Vanguard Health Systems Inc.	186,033	2,279
*	AVEO Pharmaceuticals Inc.	272,324	2,192
*,^	Keryx Biopharmaceuticals Inc.	829,299	2,173
*	Obagi Medical Products Inc.	154,713	2,103
*	Repros Therapeutics Inc.	133,159	2,097
*	Vascular Solutions Inc.	128,899	2,037
*	Providence Service Corp.	119,198	2,025
*	Cerus Corp.	634,793	2,006
*	Vical Inc.	684,833	1,993
	Enzon Pharmaceuticals Inc.	447,368	1,982
*	Synta Pharmaceuticals Corp.	217,761	1,964

25

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Albany Molecular Research Inc.	366,556	1,935
*	Geron Corp.	1,371,904	1,934
*	Immunomedics Inc.	658,841	1,924
	Atrion Corp.	9,779	1,917
*	Cynosure Inc. Class A	77,243	1,862
*,^	Cytori Therapeutics Inc.	656,602	1,852
*	Fluidigm Corp.	127,069	1,818
*	Aegerion Pharmaceuticals Inc.	71,598	1,818
*	Novavax Inc.	956,306	1,807
*	Repligen Corp.	282,391	1,776
*	Threshold Pharmaceuticals Inc.	420,194	1,769
	Assisted Living Concepts Inc. Class A	178,391	1,739
*	Arqule Inc.	618,646	1,726
*	Palomar Medical Technologies Inc.	187,022	1,722
*	Furiex Pharmaceuticals Inc.	88,633	1,707
*	Sciclone Pharmaceuticals Inc.	390,429	1,683
*	Staar Surgical Co.	274,576	1,675
*	Five Star Quality Care Inc.	334,038	1,674
	Almost Family Inc.	82,058	1,662
	CryoLife Inc.	265,116	1,652
*	Cardiovascular Systems Inc.	131,280	1,648
*	GenMark Diagnostics Inc.	178,815	1,609
*,^	Raptor Pharmaceutical Corp.	273,508	1,600
*	Sucampo Pharmaceuticals Inc. Class A	321,870	1,577
*,^	Synergy Pharmaceuticals Inc.	299,258	1,574
*	RTI Biologics Inc.	366,590	1,565
*	Clovis Oncology Inc.	96,540	1,545
*	Cadence Pharmaceuticals Inc.	318,809	1,527
*	GTx Inc.	360,741	1,515
*	XOMA Corp.	625,463	1,498
*,^	Celsion Corp.	176,862	1,449
*	Cytokinetics Inc.	2,167,862	1,431
*	Harvard Bioscience Inc.	321,294	1,407
	Young Innovations Inc.	35,173	1,386
*,^	Peregrine Pharmaceuticals Inc.	1,035,737	1,367
*,^	Osiris Therapeutics Inc.	151,683	1,362
*,^	Sunesis Pharmaceuticals Inc.	313,649	1,317
*	Insmed Inc.	196,169	1,312
	National Research Corp.	23,383	1,267
*	Astex Pharmaceuticals	433,784	1,262
*	Tornier NV	75,103	1,261
	Psychemedics Corp.	115,494	1,242
*	Targacept Inc.	279,807	1,226
*	Rockwell Medical Technologies Inc.	151,267	1,218
*	Oncothyreon Inc.	611,762	1,175
*,^	Ampio Pharmaceuticals Inc.	321,482	1,154
*	Chindex International Inc.	109,390	1,149
*	Cutera Inc.	122,814	1,105
*	Cross Country Healthcare Inc.	224,302	1,077
*	Alphatec Holdings Inc.	650,530	1,073
	Simulations Plus Inc.	239,959	1,053
*	Synergetics USA Inc.	213,690	1,026
*	Greenway Medical Technologies	66,307	1,018
*	Vanda Pharmaceuticals Inc.	274,861	1,017
*	BioDelivery Sciences International Inc.	227,777	982
*	Pozen Inc.	194,041	972
*	Anika Therapeutics Inc.	97,289	967
*	Solta Medical Inc.	360,619	963
*	Corcept Therapeutics Inc.	671,394	960
*	Amicus Therapeutics Inc.	356,134	954
*	Rochester Medical Corp.	94,200	950
*	RadNet Inc.	373,069	944
	Pain Therapeutics Inc.	333,277	903
*,^	Hansen Medical Inc.	429,111	893

26

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	OncoGenex Pharmaceutical Inc.	66,063	867
*	Vocera Communications Inc.	34,478	865
*	Durect Corp.	921,409	848
*	Skilled Healthcare Group Inc.	132,719	845
*	Merge Healthcare Inc.	341,358	843
*,^	Biolase Inc.	446,682	826
*	BioCryst Pharmaceuticals Inc.	570,842	811
*	Omeros Corp.	155,511	807
*	SIGA Technologies Inc.	301,128	789
*,^	Neuralstem Inc.	716,419	787
*,^	Cell Therapeutics Inc.	595,353	774
*	Sagent Pharmaceuticals Inc.	48,026	773
*,^	Savient Pharmaceuticals Inc.	733,931	771
*,^	Neostem Inc.	1,287,145	766
	LeMaitre Vascular Inc.	132,140	758
*	TearLab Corp.	182,049	746
*	AtriCure Inc.	107,470	742
*,^	PhotoMedex Inc.	50,923	739
*	Unilife Corp.	325,083	738
*,^	Biotime Inc.	232,517	730
*	Digirad Corp.	355,865	730
*	PDI Inc.	95,770	728
*,^	Galena Biopharma Inc.	450,875	690
*	Exactech Inc.	39,553	670
*	Chelsea Therapeutics International Ltd.	862,720	656
	Heska Corp.	80,864	655
*	Alliance HealthCare Services Inc.	101,861	650
*	Adcare Health Systems Inc.	135,530	644
*	Progenics Pharmaceuticals Inc.	204,694	610
*	NewLink Genetics Corp.	47,770	597
*,^	Cel-Sci Corp.	2,176,698	588
*	Zogenix Inc.	439,635	585
*	Myrexis Inc.	205,574	582
	Utah Medical Products Inc.	15,890	573
*	Intercept Pharmaceuticals Inc.	16,700	572
*,^	Delcath Systems Inc.	462,625	569
*	Cardica Inc.	511,062	562
*	Theragenics Corp.	349,203	555
*	Transcept Pharmaceuticals Inc.	121,239	540
*,^	Alexza Pharmaceuticals Inc.	104,998	520
*	Biospecifics Technologies Corp.	34,496	516
*	Trius Therapeutics Inc.	107,463	514
*	Epocrates Inc.	58,181	513
*	Zalicus Inc.	775,238	504
*,^	PharmAthene Inc.	441,466	494
*	Columbia Laboratories Inc.	776,381	493
*	Derma Sciences Inc.	44,372	493
*	EnteroMedics Inc.	174,898	490
*	Icad Inc.	101,374	486
*,^	Aastrom Biosciences Inc.	381,111	480
*,^	Synthetic Biologics Inc.	270,376	476
*	Supernus Pharmaceuticals Inc.	65,911	473
*	Iridex Corp.	124,315	470
*,^	Cyclacel Pharmaceuticals Inc.	76,778	468
*,^	Apricus Biosciences Inc.	231,334	460
*,^	MELA Sciences Inc.	244,940	438
*	Hemispherx Biopharma Inc.	1,716,241	430
*,^	Acura Pharmaceuticals Inc.	185,714	412
*	Agenus Inc.	98,951	406
*,^	Bacterin International Holdings Inc.	315,883	395
*	Inovio Pharmaceuticals Inc.	789,837	395
*	Nanosphere Inc.	131,869	380
*	Coronado Biosciences Inc.	82,807	373
*,^	BSD Medical Corp.	245,667	371

27

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Cleveland Biolabs Inc.	270,959	360
	Maxygen Inc.	131,270	323
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Anacor Pharmaceuticals Inc.	59,591	310
*	Cumberland Pharmaceuticals Inc.	73,721	310
*	Uroplasty Inc.	95,482	308
*	Bovie Medical Corp.	127,296	308
*	Puma Biotechnology Inc.	15,600	293
*	Zeltiq Aesthetics Inc.	61,638	285
*,^	Medgenics Inc.	38,245	285
*,^	Oculus Innovative Sciences Inc.	436,057	275
*	IsoRay Inc.	354,737	273
*	ImmunoCellular Therapeutics Ltd.	138,968	267
*,^	iBio Inc.	423,689	263
*	Vision Sciences Inc.	219,728	261
*	BioMimetic Therapeutics Inc.	36,084	261
	Biota Pharmaceuticals Inc.	62,654	250
*,^	Rexahn Pharmaceuticals Inc.	779,754	242
*	Discovery Laboratories Inc.	113,266	239
*,^	ADVENTRX Pharmaceuticals Inc.	400,748	228
*	Horizon Pharma Inc.	98,006	228
*	Medical Action Industries Inc.	83,183	224
*	Lannett Co. Inc.	44,423	220
*	Codexis Inc.	99,359	220
*	Strategic Diagnostics Inc.	188,663	202
*	LCA-Vision Inc.	69,009	197
*,^	Authentidate Holding Corp.	197,599	186
*	Hooper Holmes Inc.	466,668	185
*	TranS1 Inc.	67,672	168
*	Complete Genomics Inc.	51,245	161
*	Urologix Inc.	222,218	151
*,^	MEI Pharma Inc.	20,986	147
*	pSivida Corp.	121,317	147
*	Sharps Compliance Corp.	63,085	143
*,^	Anthera Pharmaceuticals Inc.	224,777	139
*	Cornerstone Therapeutics Inc.	28,390	134
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	131,308	125
*	Ventrus Biosciences Inc.	53,128	115
*	Bioanalytical Systems Inc.	86,496	112
*	Entremed Inc.	81,264	112
*,^	Athersys Inc.	98,648	105
*	AcelRx Pharmaceuticals Inc.	23,537	101
*,^	Opexa Therapeutics Inc.	87,158	99
*	VirtualScopics Inc.	161,804	94
*	Novabay Pharmaceuticals Inc.	81,026	92
*	CardioNet Inc.	40,415	92
*	Biodel Inc.	37,730	89
*	MGC Diagnostics Corp.	15,293	88
*	Sunshine Heart Inc.	13,587	83
*	MediciNova Inc.	45,442	76
*	American Caresource Holdings Inc.	51,566	76
*	SunLink Health Systems Inc.	59,900	71
*	ProPhase Labs Inc.	52,086	71
*	Catalyst Pharmaceutical Partners Inc.	156,356	68
*	CAS Medical Systems Inc.	31,198	67
*,^	NuPathe Inc.	18,702	63
*,^	Cardium Therapeutics Inc.	306,488	58
*	Retractable Technologies Inc.	65,262	57
*	Escalon Medical Corp.	59,011	56
*	Tranzyme Inc.	95,100	51
*	CombiMatrix Corp.	9,624	51
*	ERBA Diagnostics Inc.	54,515	49
*,^	StemCells Inc.	29,433	48
*	Palatin Technologies Inc.	76,169	46

28

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Alimera Sciences Inc.	28,169	44
*	Accelerate Diagnostics Inc.	10,200	41
*	Pernix Therapeutics Holdings	5,202	40
*	BG Medicine Inc.	16,110	37
*	DynaVox Inc. Class A	85,592	32
*,^	Oxygen Biotherapeutics Inc.	44,208	29
*	KYTHERA Biopharmaceuticals Inc.	900	27
*	Merrimack Pharmaceuticals Inc.	4,329	26
*	Allied Healthcare Products	9,915	26
*	ARCA Biopharma Inc.	61,940	25
*	PURE Bioscience Inc.	37,078	23
*	Telik Inc.	14,700	19
*	Ligand Pharmaceuticals Inc. Roche Contingent Value Rights	395,811	6
*	Galectin Therapeutics Inc.	2,300	5
*	NeuroMetrix Inc.	10,509	5
*	DARA Biosciences Inc.	5,069	4
*	Ligand Pharmaceuticals Inc. Glucagon Contingent Value Rights	395,811	4
*	Durata Therapeutics Inc.	400	3
	Ligand Pharmaceuticals Inc. General Contingent Value Rights	395,811	3
*	Enzo Biochem Inc.	897	2
*	Ligand Pharmaceuticals Inc. TR Beta Contingent Value Rights	395,811	2
*	Response Genetics Inc.	1,400	2
*	Vermillion Inc.	100	—
			2,454,119
Industrials (16.0%)
*	Delta Air Lines Inc.	6,998,556	83,073
	Kansas City Southern	906,474	75,672
	AMETEK Inc.	2,001,542	75,198
*	United Continental Holdings Inc.	2,744,766	64,173
*	Verisk Analytics Inc. Class A	1,194,109	60,900
	TransDigm Group Inc.	371,286	50,629
	JB Hunt Transport Services Inc.	752,485	44,931
*	B/E Aerospace Inc.	855,278	42,251
*	Hertz Global Holdings Inc.	2,469,536	40,179
*	IHS Inc. Class A	412,775	39,626
*	AGCO Corp.	798,147	39,205
*	Fortune Brands Home & Security Inc.	1,335,466	39,022
	Hubbell Inc. Class B	439,046	37,156
	Chicago Bridge & Iron Co. NV	800,967	37,125
	Donaldson Co. Inc.	1,114,782	36,609
	KBR Inc.	1,215,488	36,367
*	Owens Corning	972,400	35,969
*	United Rentals Inc.	766,260	34,880
	Wabtec Corp.	394,474	34,532
	Waste Connections Inc.	1,010,346	34,140
*	WABCO Holdings Inc.	521,815	34,017
	Lincoln Electric Holdings Inc.	687,085	33,447
	IDEX Corp.	680,868	31,681
	Timken Co.	657,212	31,434
*	Nielsen Holdings NV	1,020,369	31,213
	Carlisle Cos. Inc.	520,351	30,576
	Nordson Corp.	464,697	29,332
	SPX Corp.	418,028	29,325
	Corrections Corp. of America	824,264	29,237
	MSC Industrial Direct Co. Inc. Class A	382,461	28,830
*	Kirby Corp.	460,005	28,470
	Gardner Denver Inc.	407,118	27,888
*	Genesee & Wyoming Inc. Class A	360,369	27,417

29

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Manpower Inc.	645,622	27,400
	Triumph Group Inc.	411,415	26,865
	Towers Watson & Co. Class A	470,629	26,454
	Valmont Industries Inc.	192,782	26,324
	Kennametal Inc.	655,972	26,239
	Regal-Beloit Corp.	368,924	25,998
	Graco Inc.	503,089	25,904
	Babcock & Wilcox Co.	987,873	25,882
*	Copart Inc.	875,720	25,834
*	Shaw Group Inc.	548,731	25,576
*	Terex Corp.	909,246	25,559
*	Alaska Air Group Inc.	582,833	25,114
	URS Corp.	632,304	24,824
*	WESCO International Inc.	359,918	24,269
*	Clean Harbors Inc.	438,980	24,148
	Acuity Brands Inc.	351,959	23,838
*	Sensata Technologies Holding NV	723,550	23,501
	Trinity Industries Inc.	649,516	23,266
*	Colfax Corp.	553,968	22,353
*	Oshkosh Corp.	752,412	22,309
*	Hexcel Corp.	821,526	22,148
*	AECOM Technology Corp.	893,760	21,272
*	Foster Wheeler AG	873,523	21,244
	Robbins & Myers Inc.	353,931	21,041
	Toro Co.	488,501	20,996
*	USG Corp.	734,360	20,613
	AO Smith Corp.	319,102	20,126
	Covanta Holding Corp.	1,090,261	20,083
	Landstar System Inc.	382,805	20,082
*	Old Dominion Freight Line Inc.	581,392	19,930
	Lennox International Inc.	379,286	19,920
*	Teledyne Technologies Inc.	306,033	19,914
	CLARCOR Inc.	416,684	19,909
*	Middleby Corp.	154,345	19,789
	EMCOR Group Inc.	553,389	19,153
	Woodward Inc.	500,681	19,091
	Watsco Inc.	246,732	18,480
	Crane Co.	397,054	18,376
*	US Airways Group Inc.	1,350,031	18,225
	ITT Corp.	768,046	18,018
*,^	Polypore International Inc.	386,628	17,978
	Huntington Ingalls Industries Inc.	411,673	17,842
	Exelis Inc.	1,552,538	17,497
*	Avis Budget Group Inc.	882,306	17,487
	Manitowoc Co. Inc.	1,100,232	17,252
	Actuant Corp. Class A	605,598	16,902
	GATX Corp.	389,549	16,867
	Alliant Techsystems Inc.	271,496	16,822
*	Chart Industries Inc.	248,853	16,591
	Geo Group Inc.	588,251	16,589
	Belden Inc.	366,068	16,469
*	Esterline Technologies Corp.	256,509	16,317
	Harsco Corp.	672,498	15,804
*	Spirit Aerosystems Holdings Inc. Class A	919,414	15,602
*	Moog Inc. Class A	378,224	15,519
*	EnerSys Inc.	397,737	14,967
	Applied Industrial Technologies Inc.	347,862	14,614
*	Navistar International Corp.	658,678	14,339
*	Tetra Tech Inc.	532,574	14,087
	Deluxe Corp.	421,123	13,577
	KAR Auction Services Inc.	669,212	13,545
*	Advisory Board Co.	287,393	13,447
^	RR Donnelley & Sons Co.	1,485,188	13,367
	Corporate Executive Board Co.	280,745	13,324

30

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
HEICO Corp.	291,706	13,057
* Beacon Roofing Supply Inc.	391,821	13,040
Healthcare Services Group Inc.	559,707	13,002
Con-way Inc.	465,154	12,941
Brady Corp. Class A	382,827	12,786
Curtiss-Wright Corp.	385,353	12,651
* General Cable Corp.	414,106	12,593
Rollins Inc.	547,294	12,062
* Air Lease Corp.	553,707	11,905
* MasTec Inc.	473,718	11,810
Mueller Industries Inc.	234,002	11,707
UTi Worldwide Inc.	863,025	11,565
Brink's Co.	397,259	11,334
HNI Corp.	375,578	11,290
* FTI Consulting Inc.	341,614	11,273
Mine Safety Appliances Co.	257,784	11,010
Simpson Manufacturing Co. Inc.	334,993	10,984
* JetBlue Airways Corp.	1,907,920	10,894
* Acacia Research Corp.	414,562	10,634
Herman Miller Inc.	488,956	10,473
United Stationers Inc.	337,454	10,458
Franklin Electric Co. Inc.	160,935	10,005
Granite Construction Inc.	296,333	9,963
* GrafTech International Ltd.	1,058,534	9,940
* Hub Group Inc. Class A	295,395	9,925
Watts Water Technologies Inc. Class A	230,728	9,919
* Atlas Air Worldwide Holdings Inc.	219,804	9,740
* DigitalGlobe Inc.	394,521	9,642
* RBC Bearings Inc.	185,531	9,290
Allegiant Travel Co. Class A	126,447	9,282
UniFirst Corp.	126,114	9,247
TAL International Group Inc.	248,366	9,036
Armstrong World Industries Inc.	176,176	8,937
Matson Inc.	357,875	8,847
Barnes Group Inc.	390,817	8,778
Titan International Inc.	397,054	8,624
Lindsay Corp.	106,860	8,562
Forward Air Corp.	243,998	8,542
* Nortek Inc.	127,404	8,441
* II-VI Inc.	461,154	8,425
ESCO Technologies Inc.	224,330	8,392
Steelcase Inc. Class A	656,789	8,368
ABM Industries Inc.	418,978	8,359
Briggs & Stratton Corp.	391,573	8,254
Kaman Corp.	222,473	8,187
AZZ Inc.	212,138	8,152
Werner Enterprises Inc.	369,728	8,012
Raven Industries Inc.	301,410	7,945
Interface Inc. Class A	478,377	7,692
Amerco Inc.	60,409	7,660
Generac Holdings Inc.	217,000	7,445
Mueller Water Products Inc. Class A	1,325,337	7,435
* Trimas Corp.	262,811	7,348
* Aegion Corp. Class A	327,576	7,269
Knight Transportation Inc.	494,055	7,228
* On Assignment Inc.	355,084	7,201
* EnPro Industries Inc.	174,576	7,140
* ACCO Brands Corp.	952,533	6,992
Tennant Co.	157,619	6,927
* Orbital Sciences Corp.	499,782	6,882
* Spirit Airlines Inc.	384,779	6,818
Seaboard Corp.	2,637	6,671
* Mobile Mini Inc.	314,985	6,561
* Blount International Inc.	414,595	6,559

31

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* Huron Consulting Group Inc.	194,540	6,554
Kaydon Corp.	271,821	6,505
* Korn/Ferry International	405,765	6,435
Cubic Corp.	134,018	6,429
Universal Forest Products Inc.	167,406	6,368
Quanex Building Products Corp.	311,984	6,368
* Swift Transportation Co.	696,933	6,356
Knoll Inc.	406,747	6,248
* Exponent Inc.	111,217	6,209
AAR Corp.	329,028	6,146
Insperity Inc.	183,810	5,985
* Team Inc.	156,134	5,939
* Rush Enterprises Inc. Class A	284,905	5,889
* GeoEye Inc.	191,520	5,885
CIRCOR International Inc.	148,026	5,860
Aircastle Ltd.	465,336	5,835
Astec Industries Inc.	173,711	5,790
Apogee Enterprises Inc.	240,294	5,760
Sun Hydraulics Corp.	220,094	5,740
McGrath RentCorp	191,555	5,559
Standex International Corp.	107,747	5,526
G&K Services Inc. Class A	160,145	5,469
Albany International Corp.	239,841	5,440
* MRC Global Inc.	194,523	5,404
* TrueBlue Inc.	342,615	5,396
SkyWest Inc.	426,368	5,313
* Dycom Industries Inc.	268,195	5,310
* Wabash National Corp.	581,076	5,212
Sauer-Danfoss Inc.	96,792	5,166
* Sykes Enterprises Inc.	332,388	5,059
Heartland Express Inc.	384,914	5,031
Encore Wire Corp.	158,044	4,790
* Taser International Inc.	534,321	4,777
Griffon Corp.	415,400	4,760
Resources Connection Inc.	398,334	4,756
Comfort Systems USA Inc.	386,696	4,702
* Navigant Consulting Inc.	420,911	4,697
John Bean Technologies Corp.	264,180	4,694
Altra Holdings Inc.	209,978	4,630
* Trex Co. Inc.	123,908	4,613
Cascade Corp.	71,563	4,602
* GenCorp Inc.	502,639	4,599
American Science & Engineering Inc.	70,184	4,577
* Rexnord Corp.	213,710	4,552
Viad Corp.	166,904	4,533
* DXP Enterprises Inc.	92,075	4,518
Great Lakes Dredge & Dock Corp.	489,796	4,374
* Federal Signal Corp.	532,289	4,051
Celadon Group Inc.	223,756	4,043
Gorman-Rupp Co.	131,644	3,927
* MYR Group Inc.	174,626	3,885
* Gibraltar Industries Inc.	242,085	3,854
US Ecology Inc.	162,696	3,830
* Meritor Inc.	809,443	3,829
Quad/Graphics Inc.	181,608	3,703
AAON Inc.	176,612	3,686
H&E Equipment Services Inc.	243,955	3,676
Kforce Inc.	253,534	3,633
Primoris Services Corp.	241,141	3,627
* Layne Christensen Co.	148,506	3,604
* ICF International Inc.	151,852	3,559
Kelly Services Inc. Class A	225,555	3,550
Hyster-Yale Materials Handling Inc.	72,666	3,546
* Titan Machinery Inc.	143,161	3,536

32

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	InnerWorkings Inc.	250,489	3,452
*	Greenbrier Cos. Inc.	208,333	3,369
*	Tutor Perini Corp.	243,999	3,343
	LB Foster Co. Class A	76,507	3,323
*	Standard Parking Corp.	148,350	3,262
^	National Presto Industries Inc.	47,204	3,262
	Ennis Inc.	210,108	3,250
	SeaCube Container Leasing Ltd.	171,272	3,228
*	Consolidated Graphics Inc.	89,788	3,135
*	Aerovironment Inc.	143,450	3,119
*	Kadant Inc.	116,905	3,099
*	Columbus McKinnon Corp.	178,013	2,941
*	Powell Industries Inc.	70,348	2,922
	Barrett Business Services Inc.	76,080	2,898
*	American Woodmark Corp.	103,487	2,879
*,^	XPO Logistics Inc.	164,691	2,862
	Heidrick & Struggles International Inc.	179,249	2,735
*	Kratos Defense & Security Solutions Inc.	534,246	2,687
*	Mistras Group Inc.	108,794	2,686
	FreightCar America Inc.	117,187	2,627
*	Lydall Inc.	180,938	2,595
	HEICO Corp. Class A	80,937	2,588
	Marten Transport Ltd.	139,572	2,567
	Douglas Dynamics Inc.	177,787	2,558
*	CBIZ Inc.	432,668	2,557
	CDI Corp.	148,700	2,547
	Kimball International Inc. Class B	216,687	2,516
*	Hawaiian Holdings Inc.	380,885	2,502
	Multi-Color Corp.	103,631	2,486
	Arkansas Best Corp.	258,560	2,469
*	Capstone Turbine Corp.	2,772,433	2,467
	Aceto Corp.	244,427	2,454
*	Wesco Aircraft Holdings Inc.	183,229	2,420
*	Saia Inc.	103,972	2,404
*	GP Strategies Corp.	113,548	2,345
	Houston Wire & Cable Co.	187,923	2,306
*	EnergySolutions Inc.	726,050	2,265
*	Northwest Pipe Co.	94,113	2,246
*	Thermon Group Holdings Inc.	99,307	2,237
*,^	Odyssey Marine Exploration Inc.	726,887	2,159
	Global Power Equipment Group Inc.	123,300	2,115
	American Railcar Industries Inc.	65,282	2,071
*	NCI Building Systems Inc.	142,434	1,980
*	Engility Holdings Inc.	101,383	1,953
*	Swisher Hygiene Inc.	1,101,703	1,928
*	Proto Labs Inc.	48,320	1,905
*	Park-Ohio Holdings Corp.	86,852	1,851
	Michael Baker Corp.	72,559	1,809
*	Ducommun Inc.	111,290	1,800
	Ampco-Pittsburgh Corp.	89,660	1,791
*	EnerNOC Inc.	151,091	1,775
*	Echo Global Logistics Inc.	98,710	1,774
*	CAI International Inc.	80,432	1,765
*	Republic Airways Holdings Inc.	306,257	1,740
*	Air Transport Services Group Inc.	427,744	1,715
	Alamo Group Inc.	52,018	1,698
*	KEYW Holding Corp.	133,532	1,695
	Pike Electric Corp.	176,366	1,684
*	Accuride Corp.	517,028	1,660
	Insteel Industries Inc.	131,897	1,646
*	Astronics Corp.	71,112	1,627
*	Commercial Vehicle Group Inc.	197,947	1,625
*	CRA International Inc.	80,431	1,590
*	Builders FirstSource Inc.	284,611	1,588

33

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Graham Corp.	81,273	1,585
* LMI Aerospace Inc.	80,595	1,559
* Orion Marine Group Inc.	213,052	1,557
* Furmanite Corp.	287,605	1,544
* Roadrunner Transportation Systems Inc.	83,806	1,520
Dynamic Materials Corp.	108,645	1,510
* NN Inc.	163,862	1,501
Ceco Environmental Corp.	149,590	1,488
* Franklin Covey Co.	113,349	1,462
* Cenveo Inc.	513,177	1,386
* Edgen Group Inc.	193,733	1,368
Schawk Inc. Class A	102,757	1,352
* AT Cross Co. Class A	122,440	1,320
VSE Corp.	53,516	1,312
* Pendrell Corp.	1,020,487	1,296
Miller Industries Inc.	82,479	1,258
* Pacer International Inc.	321,490	1,254
LSI Industries Inc.	177,466	1,244
* Sterling Construction Co. Inc.	125,149	1,244
* Energy Recovery Inc.	352,703	1,199
NL Industries Inc.	104,096	1,192
Met-Pro Corp.	122,891	1,191
* Ameresco Inc. Class A	121,222	1,189
Twin Disc Inc.	67,964	1,185
* FuelCell Energy Inc.	1,279,651	1,173
* American Superconductor Corp.	438,882	1,150
* Dolan Co.	285,601	1,111
* Flow International Corp.	314,628	1,101
* BlueLinx Holdings Inc.	387,821	1,090
Coleman Cable Inc.	116,803	1,083
* Vicor Corp.	198,685	1,077
* RPX Corp.	117,769	1,065
Preformed Line Products Co.	17,704	1,052
Universal Truckload Services Inc.	57,202	1,044
* Willis Lease Finance Corp.	70,407	1,008
* Patriot Transportation Holding Inc.	34,975	994
Argan Inc.	54,705	985
Intersections Inc.	103,045	977
* CPI Aerostructures Inc.	96,915	970
International Shipholding Corp.	56,822	936
* Hurco Cos. Inc.	40,210	925
* Zipcar Inc.	111,800	921
* Casella Waste Systems Inc. Class A	209,903	919
* PowerSecure International Inc.	112,688	880
* Rand Logistics Inc.	131,355	854
* PMFG Inc.	93,659	851
* Patrick Industries Inc.	53,856	838
Allied Motion Technologies Inc.	123,824	807
^ Acorn Energy Inc.	103,247	806
PAM Transportation Services Inc.	76,330	781
* TRC Cos. Inc.	133,600	778
* Hudson Technologies Inc.	212,882	775
* Quality Distribution Inc.	121,052	726
* Hudson Global Inc.	161,853	725
SIFCO Industries Inc.	45,688	720
Courier Corp.	62,828	691
* American Reprographics Co.	267,739	685
Lawson Products Inc.	67,897	672
Hardinge Inc.	66,364	660
Baltic Trading Ltd.	210,827	628
* Genco Shipping & Trading Ltd.	179,192	625
* Tecumseh Products Co. Class A	132,467	612
* Active Power Inc.	174,715	585
* TMS International Corp. Class A	42,938	538

34

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	WageWorks Inc.	29,217	520
	Ecology and Environment Inc.	45,100	520
*	Hill International Inc.	138,438	507
	Eastern Co.	31,545	499
*	API Technologies Corp.	168,654	496
*	Fuel Tech Inc.	116,591	490
*	Virco Manufacturing Corp.	188,287	488
*	Magnetek Inc.	44,543	459
*	Metalico Inc.	233,872	458
*	Supreme Industries Inc. Class A	131,023	447
	Providence and Worcester Railroad Co.	31,838	443
*	Integrated Electrical Services Inc.	93,524	436
*	Astronics Corp. Class B	18,109	415
*	Xerium Technologies Inc.	134,172	409
*	Key Technology Inc.	38,521	402
	Innovative Solutions & Support Inc.	115,439	397
*	USA Truck Inc.	108,609	373
*	Heritage-Crystal Clean Inc.	23,754	357
	LS Starrett Co. Class A	36,454	354
	Omega Flex Inc.	28,118	348
*	Ultralife Corp.	97,212	315
*	Gencor Industries Inc.	41,010	309
*	Manitex International Inc.	38,900	278
*	Astrotech Corp.	304,120	271
*,^	Ocean Power Technologies Inc.	121,181	262
*	PGT Inc.	57,637	259
*	Mfri Inc.	45,537	258
	Sypris Solutions Inc.	62,848	249
	RCM Technologies Inc.	47,961	242
*	Innotrac Corp.	74,579	227
*	Covenant Transportation Group Inc. Class A	39,032	216
*	UniTek Global Services Inc.	59,208	214
*	Frozen Food Express Industries	240,329	214
*	Perma-Fix Environmental Services	305,178	208
*	Taylor Devices Inc.	23,333	200
*	AMREP Corp.	12,689	191
*	Lightbridge Corp.	126,943	179
*	Arotech Corp.	169,158	174
*	American Electric Technologies Inc.	34,790	174
*	Versar Inc.	42,809	165
*	Orion Energy Systems Inc.	95,135	158
	Servotronics Inc.	19,802	154
*	Transcat Inc.	25,176	148
*,^	YRC Worldwide Inc.	19,877	134
*	Breeze-Eastern Corp.	15,515	122
*	Ascent Solar Technologies Inc.	168,632	105
*	Rush Enterprises Inc. Class B	5,550	96
*	Enphase Energy Inc.	25,653	94
*	ZBB Energy Corp.	271,560	90
*	Essex Rental Corp.	22,346	76
	Mastech Holdings Inc.	12,664	62
*	Real Goods Solar Inc. Class A	78,497	59
*	Tecumseh Products Co. Class B	11,900	55
*	Lime Energy Co.	88,932	52
*	Adept Technology Inc.	19,136	50
	Hubbell Inc. Class A	500	39
*	Industrial Services of America Inc.	13,228	31
*	Altair Nanotechnologies Inc.	10,269	23
*	Luna Innovations Inc.	17,858	21
*	Revolution Lighting Technologies Inc.	30,477	20
*	DLH Holdings Corp.	17,157	12
*,^	Spherix Inc.	1,456	11
*	Ecotality Inc.	25,078	11
*	Innovaro Inc.	36,380	9

35

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Sparton Corp.	500	7
*	Universal Power Group Inc.	800	1
			3,766,535
Information Technology (15.4%)
*	Facebook Inc. Class A	4,093,041	108,998
*	Equinix Inc.	400,337	82,549
	Maxim Integrated Products Inc.	2,399,507	70,546
*	Rackspace Hosting Inc.	898,148	66,705
*	VMware Inc. Class A	703,605	66,237
*	LinkedIn Corp. Class A	556,045	63,845
*	Trimble Navigation Ltd.	1,040,897	62,225
*	Alliance Data Systems Corp.	410,231	59,385
	Avago Technologies Ltd. Class A	1,774,962	56,195
*	ANSYS Inc.	763,109	51,388
*	Nuance Communications Inc.	2,052,992	45,823
*	Synopsys Inc.	1,228,378	39,112
	Activision Blizzard Inc.	3,491,905	37,084
*	Gartner Inc.	770,677	35,467
*	Avnet Inc.	1,133,588	34,699
*	NCR Corp.	1,322,450	33,696
*	Arrow Electronics Inc.	875,310	33,332
*	Cree Inc.	956,843	32,514
*	Skyworks Solutions Inc.	1,586,170	32,199
	IAC/InterActiveCorp	669,890	31,686
*	Cadence Design Systems Inc.	2,284,477	30,863
	Solera Holdings Inc.	568,427	30,394
	FactSet Research Systems Inc.	335,339	29,530
	Global Payments Inc.	649,729	29,433
*	TIBCO Software Inc.	1,280,457	28,183
*	MICROS Systems Inc.	660,922	28,050
	Jack Henry & Associates Inc.	709,050	27,837
*	Informatica Corp.	887,940	26,922
*	SolarWinds Inc.	505,372	26,507
*	VeriFone Systems Inc.	887,171	26,331
*	ON Semiconductor Corp.	3,702,323	26,101
*	Riverbed Technology Inc.	1,317,597	25,983
*	Concur Technologies Inc.	374,834	25,309
*	CommVault Systems Inc.	347,673	24,236
*	WEX Inc.	318,449	24,001
*	Atmel Corp.	3,617,946	23,698
*	Cymer Inc.	258,257	23,354
	Broadridge Financial Solutions Inc.	1,009,525	23,098
*	Fortinet Inc.	1,091,676	23,002
*	NeuStar Inc. Class A	546,074	22,897
*	Parametric Technology Corp.	987,493	22,228
*	CoreLogic Inc.	810,231	21,811
*	Aspen Technology Inc.	768,785	21,249
*,^	3D Systems Corp.	395,716	21,111
*	Ingram Micro Inc.	1,247,225	21,103
*	Ultimate Software Group Inc.	222,430	21,000
	AOL Inc.	688,743	20,394
	National Instruments Corp.	785,079	20,263
*	Brocade Communications Systems Inc.	3,801,401	20,261
*	CoStar Group Inc.	223,021	19,931
*	Compuware Corp.	1,770,762	19,248
*	Aruba Networks Inc.	886,733	18,400
*	FleetCor Technologies Inc.	340,635	18,275
	MAXIMUS Inc.	280,472	17,731
	FEI Co.	313,548	17,389
	Lender Processing Services Inc.	704,333	17,341
*	Zebra Technologies Corp.	423,607	16,639
	Diebold Inc.	525,684	16,091
*	Semtech Corp.	547,975	15,864

36

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	IPG Photonics Corp.	237,880	15,855
*	Cirrus Logic Inc.	537,178	15,562
*	Microsemi Corp.	738,408	15,536
*	NetSuite Inc.	229,979	15,478
	DST Systems Inc.	255,274	15,470
*	Fairchild Semiconductor International Inc. Class A	1,053,432	15,169
*	Polycom Inc.	1,445,223	15,117
	Convergys Corp.	901,993	14,802
*	Itron Inc.	327,502	14,590
*	Palo Alto Networks Inc.	267,752	14,330
*	Tech Data Corp.	314,095	14,301
*	ACI Worldwide Inc.	326,265	14,255
	Anixter International Inc.	221,096	14,146
*	Arris Group Inc.	942,099	14,075
*	Hittite Microwave Corp.	225,506	14,004
	InterDigital Inc.	338,426	13,909
*	Silicon Laboratories Inc.	319,754	13,369
*	QLIK Technologies Inc.	611,919	13,291
*	Rovi Corp.	861,063	13,286
*	Mentor Graphics Corp.	777,335	13,230
*	Ciena Corp.	837,947	13,156
	Plantronics Inc.	351,667	12,966
*	Cavium Inc.	414,403	12,934
*	ViaSat Inc.	329,495	12,817
*	Fusion-io Inc.	558,153	12,798
*	TiVo Inc.	1,036,625	12,771
*	NETGEAR Inc.	316,427	12,474
	Lexmark International Inc. Class A	536,154	12,433
*	Finisar Corp.	761,477	12,412
	Cognex Corp.	331,913	12,221
	Fair Isaac Corp.	281,699	11,840
	Cypress Semiconductor Corp.	1,087,390	11,787
*	Sourcefire Inc.	249,311	11,772
	Dolby Laboratories Inc. Class A	400,041	11,733
*	Vishay Intertechnology Inc.	1,098,036	11,672
*	ValueClick Inc.	587,365	11,401
	MKS Instruments Inc.	439,299	11,325
	Littelfuse Inc.	182,978	11,292
*	EchoStar Corp. Class A	328,533	11,242
*	Progress Software Corp.	532,032	11,167
	j2 Global Inc.	356,990	10,917
*	Acxiom Corp.	623,692	10,890
*	Entegris Inc.	1,151,692	10,573
*	Acme Packet Inc.	475,924	10,527
*	Tyler Technologies Inc.	216,332	10,479
*	Workday Inc. Class A	190,860	10,402
*	CACI International Inc. Class A	188,581	10,378
*	RF Micro Devices Inc.	2,301,574	10,311
*	Dealertrack Technologies Inc.	358,844	10,306
	ADTRAN Inc.	526,315	10,284
*	International Rectifier Corp.	576,384	10,219
*,^	VirnetX Holding Corp.	348,718	10,210
*	OSI Systems Inc.	155,498	9,958
	Coherent Inc.	196,483	9,946
*	Manhattan Associates Inc.	163,830	9,886
*	Sapient Corp.	926,653	9,785
*	Veeco Instruments Inc.	328,951	9,711
*	Euronet Worldwide Inc.	397,252	9,375
	Heartland Payment Systems Inc.	313,998	9,263
*	OpenTable Inc.	188,298	9,189
*	Zynga Inc. Class A	3,848,118	9,120
*	Integrated Device Technology Inc.	1,206,574	8,808
	Intersil Corp. Class A	1,059,707	8,785
*	PMC - Sierra Inc.	1,675,727	8,731

37

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* Cardtronics Inc.	367,662	8,728
Blackbaud Inc.	378,633	8,644
* Universal Display Corp.	336,475	8,620
* BroadSoft Inc.	232,776	8,457
* Ultratech Inc.	222,384	8,295
* Take-Two Interactive Software Inc.	749,505	8,252
* Synaptics Inc.	274,606	8,230
* Liquidity Services Inc.	201,386	8,229
* Bottomline Technologies Inc.	311,797	8,228
Power Integrations Inc.	240,438	8,081
NIC Inc.	488,949	7,989
* SS&C Technologies Holdings Inc.	337,949	7,813
* Benchmark Electronics Inc.	467,598	7,771
* Netscout Systems Inc.	297,850	7,741
* Plexus Corp.	296,206	7,642
* QLogic Corp.	784,155	7,630
* Cornerstone OnDemand Inc.	257,638	7,608
* SYNNEX Corp.	220,699	7,588
Syntel Inc.	141,203	7,567
* Sanmina Corp.	681,222	7,541
* Electronics for Imaging Inc.	394,100	7,484
* ScanSource Inc.	233,747	7,426
* Ixia	435,994	7,403
* Kulicke & Soffa Industries Inc.	616,669	7,394
* Vantiv Inc. Class A	354,549	7,240
Tessera Technologies Inc.	436,447	7,166
* Guidewire Software Inc.	238,487	7,088
* Comverse Technology Inc.	1,845,132	7,085
Cabot Microelectronics Corp.	194,941	6,922
* Rogers Corp.	138,312	6,869
* MicroStrategy Inc. Class A	71,827	6,707
* TriQuint Semiconductor Inc.	1,365,282	6,608
MTS Systems Corp.	129,066	6,573
Tellabs Inc.	2,871,501	6,547
* Insight Enterprises Inc.	374,532	6,506
* RealPage Inc.	298,937	6,448
* Unisys Corp.	371,004	6,418
* MEMC Electronic Materials Inc.	1,961,746	6,297
* Splunk Inc.	216,339	6,278
* OmniVision Technologies Inc.	444,695	6,261
* WebMD Health Corp.	418,653	6,003
* Advent Software Inc.	269,652	5,765
Monolithic Power Systems Inc.	258,381	5,757
Loral Space & Communications Inc.	104,708	5,723
Badger Meter Inc.	120,550	5,715
* ExlService Holdings Inc.	214,274	5,678
* ATMI Inc.	271,038	5,659
* Verint Systems Inc.	191,989	5,637
EarthLink Inc.	871,387	5,629
* Spansion Inc. Class A	400,760	5,575
* Monster Worldwide Inc.	984,528	5,533
* Infoblox Inc.	305,744	5,494
* LivePerson Inc.	417,084	5,480
* Infinera Corp.	933,109	5,421
* Emulex Corp.	738,189	5,389
Blucora Inc.	340,328	5,347
* Diodes Inc.	303,873	5,272
* Comverse Inc.	183,456	5,234
Mantech International Corp. Class A	197,669	5,128
* FARO Technologies Inc.	143,454	5,118
* CSG Systems International Inc.	280,882	5,106
* Rofin-Sinar Technologies Inc.	231,114	5,011
Monotype Imaging Holdings Inc.	311,497	4,978
* Synchronoss Technologies Inc.	231,539	4,883

38

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Harmonic Inc.	952,796	4,831
*	Advanced Energy Industries Inc.	339,976	4,695
*	Websense Inc.	305,806	4,599
*	Rambus Inc.	937,381	4,574
	Park Electrochemical Corp.	176,850	4,550
*	Intermec Inc.	460,902	4,544
	Brooks Automation Inc.	562,068	4,525
*	Digital River Inc.	312,952	4,503
	Micrel Inc.	466,706	4,434
*	Cray Inc.	274,787	4,383
*	Measurement Specialties Inc.	126,960	4,362
	AVX Corp.	404,447	4,360
*	TNS Inc.	209,431	4,342
*	Dice Holdings Inc.	471,568	4,329
	Ebix Inc.	267,599	4,300
*	Applied Micro Circuits Corp.	510,507	4,288
	United Online Inc.	764,886	4,276
*	Accelrys Inc.	470,872	4,261
*	Power-One Inc.	1,034,028	4,250
*	Newport Corp.	314,489	4,230
	Booz Allen Hamilton Holding Corp.	302,934	4,217
*	Exar Corp.	467,475	4,161
*	Freescale Semiconductor Ltd.	377,154	4,152
*	Checkpoint Systems Inc.	385,981	4,145
*	comScore Inc.	298,903	4,119
	Comtech Telecommunications Corp.	161,332	4,095
*	LogMeIn Inc.	181,967	4,078
*	Sonus Networks Inc.	2,393,487	4,069
*	Bankrate Inc.	326,821	4,069
*	TTM Technologies Inc.	440,313	4,051
*	Global Cash Access Holdings Inc.	512,779	4,020
*	TeleTech Holdings Inc.	225,816	4,020
*	iGATE Corp.	254,860	4,019
*	Entropic Communications Inc.	751,393	3,975
*	Lattice Semiconductor Corp.	992,555	3,960
*	Silicon Image Inc.	794,713	3,942
	EPIQ Systems Inc.	307,685	3,932
*	Interactive Intelligence Group Inc.	115,088	3,860
	Daktronics Inc.	348,572	3,859
*,^	RealD Inc.	339,369	3,804
*	Rudolph Technologies Inc.	279,948	3,765
*	Volterra Semiconductor Corp.	214,977	3,691
*	Constant Contact Inc.	258,251	3,670
*	Web.com Group Inc.	243,926	3,610
*,^	Amkor Technology Inc.	832,957	3,540
	Black Box Corp.	144,002	3,505
	CTS Corp.	325,921	3,465
	Forrester Research Inc.	127,647	3,421
*	Internap Network Services Corp.	489,416	3,397
*	Stamps.com Inc.	133,805	3,372
	Methode Electronics Inc.	333,142	3,341
	Cass Information Systems Inc.	77,557	3,273
*	MIPS Technologies Inc. Class A	417,618	3,266
*	Ceva Inc.	204,868	3,227
*	SPS Commerce Inc.	86,452	3,222
	Pegasystems Inc.	140,570	3,188
*	Perficient Inc.	265,354	3,126
*	Virtusa Corp.	187,324	3,078
*	GT Advanced Technologies Inc.	1,005,905	3,038
*	ExactTarget Inc.	150,156	3,003
*	Move Inc.	392,919	2,982
*	Anaren Inc.	149,338	2,905
*	Silicon Graphics International Corp.	280,754	2,872
*,^	Higher One Holdings Inc.	271,609	2,863

39

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Vocus Inc.	163,685	2,845
*	Oplink Communications Inc.	178,305	2,778
*	PROS Holdings Inc.	148,380	2,714
	Electro Scientific Industries Inc.	270,978	2,696
*	XO Group Inc.	289,671	2,694
*	Procera Networks Inc.	144,256	2,676
*	LTX-Credence Corp.	406,750	2,668
*	DTS Inc.	159,287	2,660
	IXYS Corp.	289,317	2,644
*	Saba Software Inc.	301,933	2,639
*	Computer Task Group Inc.	142,649	2,600
*	SciQuest Inc.	162,831	2,582
*	Super Micro Computer Inc.	252,010	2,571
*	Photronics Inc.	426,446	2,542
*	Extreme Networks	691,905	2,519
*	PDF Solutions Inc.	175,070	2,412
*	Nanometrics Inc.	166,956	2,408
	Electro Rent Corp.	156,468	2,406
	Cohu Inc.	218,903	2,373
*	Quantum Corp.	1,908,272	2,366
*	Actuate Corp.	419,302	2,348
*	InvenSense Inc.	210,100	2,334
*	Tangoe Inc.	194,993	2,315
*	Angie's List Inc.	192,740	2,311
*	FormFactor Inc.	495,624	2,260
*	ServiceNow Inc.	75,083	2,255
*	NVE Corp.	40,614	2,254
*	Mercury Systems Inc.	244,470	2,249
*	Seachange International Inc.	227,004	2,195
*	Callidus Software Inc.	476,225	2,162
*	Bazaarvoice Inc.	229,588	2,147
*	support.com Inc.	511,464	2,138
*	Aviat Networks Inc.	637,300	2,097
*	Lionbridge Technologies Inc.	497,644	2,001
*	Imperva Inc.	63,300	1,996
*	Guidance Software Inc.	167,934	1,993
*	Jive Software Inc.	136,673	1,986
	Keynote Systems Inc.	140,826	1,984
*	Demand Media Inc.	212,092	1,970
*	Avid Technology Inc.	259,582	1,968
*	Zygo Corp.	122,627	1,925
*	Multi-Fineline Electronix Inc.	94,665	1,913
	Telular Corp.	201,113	1,905
	Supertex Inc.	106,211	1,864
*	Maxwell Technologies Inc.	224,814	1,864
*	Kemet Corp.	369,802	1,860
*	Digi International Inc.	195,949	1,856
*	Yelp Inc.	97,490	1,838
*	CalAmp Corp.	220,631	1,836
*	Globecomm Systems Inc.	161,852	1,829
*	Envestnet Inc.	130,833	1,825
*	Integrated Silicon Solution Inc.	201,874	1,817
*	STEC Inc.	367,050	1,810
*	Symmetricom Inc.	308,961	1,783
*	Calix Inc.	231,264	1,778
*	VASCO Data Security International Inc.	217,264	1,773
*	Kopin Corp.	531,168	1,769
*	ServiceSource International Inc.	302,197	1,768
*	SunPower Corp. Class A	313,857	1,764
*,^	Neonode Inc.	362,094	1,760
*	Agilysys Inc.	205,365	1,719
*	Fabrinet	130,602	1,716
*	CIBER Inc.	508,687	1,699
*	Pericom Semiconductor Corp.	210,854	1,693

40

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	KVH Industries Inc.	120,963	1,691
*	QuinStreet Inc.	250,081	1,681
*	Limelight Networks Inc.	749,981	1,665
*	Oclaro Inc.	1,042,346	1,636
	American Software Inc. Class A	209,086	1,623
*	PRGX Global Inc.	245,240	1,582
*	Zix Corp.	559,817	1,567
*	MoneyGram International Inc.	114,888	1,527
*	Pervasive Software Inc.	170,783	1,522
*	Key Tronic Corp.	147,774	1,513
*	DSP Group Inc.	259,897	1,497
*	ANADIGICS Inc.	590,266	1,487
*	Travelzoo Inc.	74,379	1,412
*	Sigma Designs Inc.	272,726	1,405
*	Aeroflex Holding Corp.	198,393	1,389
*	Immersion Corp.	201,617	1,385
*,^	OCZ Technology Group Inc.	720,926	1,377
*	Ellie Mae Inc.	49,573	1,376
*	Datalink Corp.	159,005	1,359
*	Ipass Inc.	733,921	1,343
*	IntraLinks Holdings Inc.	217,396	1,341
*	RealNetworks Inc.	176,887	1,337
*	Mindspeed Technologies Inc.	285,629	1,337
*	Market Leader Inc.	204,005	1,336
*,^	Glu Mobile Inc.	560,441	1,283
*	EPAM Systems Inc.	69,763	1,263
	Unwired Planet Inc.	1,030,545	1,237
*	PLX Technology Inc.	338,354	1,228
*	GSI Group Inc.	141,006	1,221
*	Vishay Precision Group Inc.	91,965	1,216
	Richardson Electronics Ltd.	107,140	1,213
	PC Connection Inc.	104,063	1,197
*	ModusLink Global Solutions Inc.	411,762	1,194
*	Inphi Corp.	123,350	1,182
*	MoSys Inc.	339,210	1,180
	Bel Fuse Inc. Class B	59,073	1,155
	Aware Inc.	207,242	1,136
*	Reis Inc.	86,411	1,126
*	Brightcove Inc.	123,882	1,120
*	Active Network Inc.	227,827	1,119
*	NAPCO Security Technologies Inc.	305,202	1,111
*	Imation Corp.	237,674	1,110
*	ShoreTel Inc.	250,186	1,061
	MOCON Inc.	73,392	1,056
	Mesa Laboratories Inc.	20,790	1,042
*	FalconStor Software Inc.	438,875	1,023
^	Ubiquiti Networks Inc.	82,500	1,002
*	Demandware Inc.	36,603	1,000
	QAD Inc. Class A	69,282	998
*	Official Payments Holdings Inc. Class B	172,709	974
	Transact Technologies Inc.	130,847	945
*	AXT Inc.	331,833	932
	Marchex Inc. Class B	225,315	926
*	Axcelis Technologies Inc.	656,001	912
*	Millennial Media Inc.	71,336	894
*	Telenav Inc.	111,094	887
*	Ikanos Communications Inc.	546,808	886
*,^	Research Frontiers Inc.	232,843	871
*	Rubicon Technology Inc.	139,163	850
*	STR Holdings Inc.	335,323	845
	Hackett Group Inc.	196,636	842
*	Innodata Inc.	213,797	808
*	Intevac Inc.	175,890	804
*	PC Mall Inc.	128,872	800

41

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	TeleCommunication Systems Inc. Class A	321,751	795
	PC-Tel Inc.	110,067	792
	Digimarc Corp.	37,954	786
*	Radisys Corp.	260,627	777
*	Responsys Inc.	129,700	773
	ePlus Inc.	18,444	762
*	Rosetta Stone Inc.	60,839	751
*	Ultra Clean Holdings	152,882	751
*	Dynamics Research Corp.	123,887	725
*,^	Wave Systems Corp. Class A	1,009,737	724
*	QuickLogic Corp.	328,053	712
	Frequency Electronics Inc.	86,235	708
*,^	Carbonite Inc.	76,227	705
	Communications Systems Inc.	64,813	674
*	Echelon Corp.	270,675	663
	Astro-Med Inc.	65,498	662
*,^	Mitek Systems Inc.	196,565	631
	Evolving Systems Inc.	103,262	615
*	ID Systems Inc.	102,416	596
*	IEC Electronics Corp.	88,059	595
*	Parkervision Inc.	292,404	594
*	Proofpoint Inc.	46,400	571
*,^	MeetMe Inc.	161,825	565
*	Bsquare Corp.	190,133	561
	Rimage Corp.	81,535	545
*	Westell Technologies Inc. Class A	290,049	537
*	GSI Technology Inc.	85,463	536
*	CVD Equipment Corp.	55,575	534
*	Eloqua Inc.	21,600	510
*	CyberOptics Corp.	65,536	486
	Sycamore Networks Inc.	216,285	484
*,^	Local Corp.	233,905	480
*	M/A-COM Technology Solutions Holdings Inc.	31,519	472
	Tessco Technologies Inc.	20,862	462
*	Autobytel Inc.	114,548	456
*	Numerex Corp. Class A	33,658	442
	Optical Cable Corp.	112,281	422
*,^	Vringo Inc.	146,595	421
*	Cinedigm Digital Cinema Corp. Class A	289,659	406
*	Pfsweb Inc.	142,662	405
*	Onvia Inc.	107,083	392
*	MaxLinear Inc.	75,936	381
*	Analysts International Corp.	117,780	378
*	GSE Systems Inc.	174,603	377
*	Pixelworks Inc.	148,862	333
*	Amtech Systems Inc.	103,389	333
*	PAR Technology Corp.	67,179	329
	Internet Patents Corp.	92,100	324
*	LoJack Corp.	114,677	320
	TheStreet Inc.	191,079	319
*	Meru Networks Inc.	119,079	316
*,^	Document Security Systems Inc.	142,899	310
*	Emcore Corp.	68,578	295
*	Data I/O Corp.	180,066	281
	eMagin Corp.	78,635	281
*	Video Display Corp.	71,008	272
*	Cascade Microtech Inc.	46,248	259
*,^	Parametric Sound Corp.	37,674	258
*	TechTarget Inc.	45,592	253
*	LGL Group Inc.	47,780	253
*	Dot Hill Systems Corp.	265,303	249
*	Wireless Telecom Group Inc.	206,636	248
	Alliance Fiber Optic Products Inc.	19,897	239
*	LRAD Corp.	217,401	239

42

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Majesco Entertainment Co.	224,458	236
*,^	USA Technologies Inc.	132,530	231
*	BTU International Inc.	113,437	226
*	Mattson Technology Inc.	252,809	212
*	Information Services Group Inc.	181,847	209
*	Newtek Business Services Inc.	110,003	205
*	Edgewater Technology Inc.	52,896	201
	QAD Inc. Class B	14,091	189
*	NCI Inc. Class A	39,778	187
*	Looksmart Ltd.	208,579	186
	Crexendo Inc.	63,993	181
*	Viasystems Group Inc.	14,076	172
	Soundbite Communications Inc.	58,556	167
*	Sonic Foundry Inc.	26,731	155
*	FriendFinder Networks Inc.	249,825	155
*	Novatel Wireless Inc.	114,788	154
*	Selectica Inc.	24,332	154
*	Mattersight Corp.	30,556	152
*	Intermolecular Inc.	17,006	151
*	Hauppauge Digital Inc.	158,139	147
*	Performance Technologies Inc.	174,654	142
*	NetSol Technologies Inc.	23,422	139
*	Intellicheck Mobilisa Inc.	205,151	133
*	Park City Group Inc.	41,521	125
*	Rainmaker Systems Inc.	168,376	123
*	Infosonics Corp.	187,832	121
*	Planar Systems Inc.	82,659	118
*	Lantronix Inc.	57,568	113
*	Aetrium Inc.	215,721	99
	Bel Fuse Inc. Class A	5,719	98
*	Inuvo Inc.	96,105	89
*	MEMSIC Inc.	26,585	89
*	Interphase Corp.	34,145	88
	Concurrent Computer Corp.	14,690	84
	TSR Inc.	27,043	81
*	World Energy Solutions Inc.	18,497	80
*	Uni-Pixel Inc.	5,500	75
*	Netlist Inc.	100,323	74
*	Digital Ally Inc.	18,621	65
*	eGain Communications Corp.	14,253	64
*	TigerLogic Corp.	31,480	63
*	Identive Group Inc.	41,724	63
*	iGO Inc.	237,443	62
*	ClearOne Inc.	14,744	60
*	Lightpath Technologies Inc. Class A	62,358	55
*	Overland Storage Inc.	52,557	55
*	WebMediaBrands Inc.	27,418	55
*	Asure Software Inc.	9,186	54
*	Superconductor Technologies Inc.	174,088	52
*	Bridgeline Digital Inc.	34,410	50
*	Zhone Technologies Inc.	102,188	48
*	MakeMusic Inc.	12,456	47
*	Datawatch Corp.	3,257	45
*	WidePoint Corp.	118,428	44
*	Wireless Ronin Technologies Inc.	21,347	43
*	Relm Wireless Corp.	25,722	43
	Globalscape Inc.	27,890	40
*	BroadVision Inc.	4,343	39
*	SED International Holdings Inc.	15,000	36
*	Crossroads Systems Inc.	12,450	36
*	Spire Corp.	69,782	35
*	Advanced Photonix Inc. Class A	71,159	33
*	Microvision Inc.	15,299	29
*	Daegis Inc.	24,694	26

43

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Sutron Corp.	3,900	20
*	Marlborough Software Development Holdings Inc.	131,616	19
*	ClearSign Combustion Corp.	3,777	18
*,^	Remark Media Inc.	9,192	16
*	Synacor Inc.	2,900	16
*	NeoPhotonics Corp.	2,348	13
*	Qualstar Corp.	9,220	13
*	Dialogic Inc.	7,443	10
*	Transwitch Corp.	15,891	10
*	Hutchinson Technology Inc.	3,812	8
*	DayStar Technologies Inc.	3,222	5
*	Envivio Inc.	1,718	3
*	Sevcon Inc.	500	2
*	StarTek Inc.	100	—
*	Spark Networks Inc.	6	—
			3,635,114
Materials (6.0%)
	Celanese Corp. Class A	1,316,515	58,624
	Ashland Inc.	603,219	48,505
	Albemarle Corp.	736,818	45,771
*	Crown Holdings Inc.	1,190,290	43,815
	Valspar Corp.	697,143	43,502
	Royal Gold Inc.	532,935	43,333
	Rock-Tenn Co. Class A	588,272	41,126
*	WR Grace & Co.	585,919	39,391
	Reliance Steel & Aluminum Co.	621,691	38,607
	Martin Marietta Materials Inc.	378,088	35,646
	RPM International Inc.	1,096,041	32,180
	Rockwood Holdings Inc.	639,612	31,635
	Packaging Corp. of America	808,941	31,120
	Aptargroup Inc.	550,771	26,283
	Cytec Industries Inc.	378,244	26,034
	Huntsman Corp.	1,582,753	25,166
	Sonoco Products Co.	836,429	24,867
	Steel Dynamics Inc.	1,804,156	24,771
	Domtar Corp.	291,247	24,325
	NewMarket Corp.	89,125	23,369
	Eagle Materials Inc.	382,119	22,354
*	Louisiana-Pacific Corp.	1,144,643	22,114
	Compass Minerals International Inc.	275,384	20,574
*	Allied Nevada Gold Corp.	680,498	20,503
	Cabot Corp.	495,099	19,700
	Carpenter Technology Corp.	367,468	18,972
	Walter Energy Inc.	519,953	18,656
*	Coeur d'Alene Mines Corp.	737,107	18,133
*	Chemtura Corp.	805,118	17,117
	Silgan Holdings Inc.	404,346	16,817
	PolyOne Corp.	736,471	15,039
	Sensient Technologies Corp.	414,533	14,741
	Commercial Metals Co.	968,953	14,399
	Olin Corp.	662,879	14,312
	HB Fuller Co.	410,468	14,292
	Scotts Miracle-Gro Co. Class A	320,875	14,134
	Hecla Mining Co.	2,373,616	13,838
	Westlake Chemical Corp.	166,260	13,184
*	Stillwater Mining Co.	964,456	12,326
	Georgia Gulf Corp.	287,011	11,848
	Minerals Technologies Inc.	292,734	11,686
	Worthington Industries Inc.	434,705	11,298
	Greif Inc. Class A	253,536	11,282
*	Resolute Forest Products	825,350	10,928
	Schweitzer-Mauduit International Inc.	259,358	10,123

44

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Intrepid Potash Inc.	446,830	9,513
	Buckeye Technologies Inc.	318,316	9,139
*	SunCoke Energy Inc.	583,528	9,097
	Balchem Corp.	242,943	8,843
*,^	Texas Industries Inc.	172,738	8,811
	Kaiser Aluminum Corp.	139,490	8,605
	Innophos Holdings Inc.	181,827	8,455
*	McEwen Mining Inc.	2,180,171	8,350
	Stepan Co.	137,378	7,630
*,^	Molycorp Inc.	802,544	7,576
*	Clearwater Paper Corp.	190,905	7,476
	Globe Specialty Metals Inc.	530,794	7,298
	A Schulman Inc.	247,963	7,174
*	RTI International Metals Inc.	257,261	7,090
	KapStone Paper and Packaging Corp.	319,286	7,085
*	Graphic Packaging Holding Co.	1,082,644	6,994
*	Calgon Carbon Corp.	482,630	6,844
	AMCOL International Corp.	213,782	6,559
	Deltic Timber Corp.	92,424	6,527
	Koppers Holdings Inc.	169,318	6,459
*	Kraton Performance Polymers Inc.	268,198	6,445
	PH Glatfelter Co.	356,044	6,224
	American Vanguard Corp.	198,400	6,164
*	OM Group Inc.	276,027	6,128
	Boise Inc.	761,332	6,053
	Quaker Chemical Corp.	109,994	5,924
	Schnitzer Steel Industries Inc.	194,938	5,912
*	LSB Industries Inc.	157,475	5,578
	Haynes International Inc.	104,299	5,410
	Materion Corp.	197,105	5,081
	AK Steel Holding Corp.	1,104,424	5,080
*	Headwaters Inc.	586,553	5,021
*	Flotek Industries Inc.	371,769	4,536
	Neenah Paper Inc.	157,610	4,487
	Myers Industries Inc.	284,817	4,315
	Tredegar Corp.	208,350	4,254
*	Century Aluminum Co.	453,732	3,975
^	Kronos Worldwide Inc.	195,467	3,812
	Tronox Ltd. Class A	205,415	3,749
	Wausau Paper Corp.	426,052	3,690
*	Horsehead Holding Corp.	345,151	3,524
	Noranda Aluminum Holding Corp.	576,583	3,523
	Hawkins Inc.	81,412	3,146
*	Ferro Corp.	721,366	3,015
*	OMNOVA Solutions Inc.	428,422	3,003
	Zep Inc.	206,582	2,983
*	Berry Plastics Group Inc.	179,800	2,891
*	General Moly Inc.	683,101	2,739
	Olympic Steel Inc.	121,472	2,689
*	Spartech Corp.	287,226	2,605
*	AEP Industries Inc.	43,386	2,570
*	AM Castle & Co.	135,823	2,006
*	Universal Stainless & Alloy	54,338	1,998
*	Mercer International Inc.	242,539	1,737
*	Landec Corp.	181,012	1,718
	FutureFuel Corp.	144,899	1,716
*	ADA-ES Inc.	97,391	1,644
^	US Silica Holdings Inc.	96,666	1,617
	Metals USA Holdings Corp.	90,811	1,588
*	Zoltek Cos. Inc.	204,228	1,583
*	Paramount Gold and Silver Corp.	676,300	1,569
*	Handy & Harman Ltd.	67,082	1,011
	Synalloy Corp.	70,419	924
*	United States Lime & Minerals Inc.	18,000	848

45

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	KMG Chemicals Inc.	41,173	723
*	Senomyx Inc.	411,172	691
*	American Pacific Corp.	44,346	685
*	Penford Corp.	84,376	623
*	TOR Minerals International Inc.	55,075	596
*	Solitario Exploration & Royalty Corp.	350,916	589
*,^	Comstock Mining Inc.	255,867	583
	Chase Corp.	29,762	554
*	Arabian American Development Co.	49,424	411
*	Core Molding Technologies Inc.	56,974	376
*	Mod-Pac Corp.	49,498	335
*	Material Sciences Corp.	30,243	273
*,^	US Antimony Corp.	127,742	225
*,^	Silver Bull Resources Inc.	463,119	199
*	Mines Management Inc.	186,037	192
*	Midway Gold Corp.	117,095	163
*	US Concrete Inc.	17,391	157
*,^	Clean Diesel Technologies Inc.	51,075	111
*	Timberline Resources Corp.	366,815	80
*	GSE Holding Inc.	12,504	77
	Great Northern Iron Ore Properties	600	40
*	Verso Paper Corp.	37,309	40
			1,414,173
Telecommunication Services (1.1%)
*	SBA Communications Corp. Class A	1,038,409	73,748
*	tw telecom inc Class A	1,245,499	31,723
*	Level 3 Communications Inc.	1,331,946	30,781
	Telephone & Data Systems Inc.	839,737	18,592
*	Clearwire Corp. Class A	3,661,259	10,581
*,^	NII Holdings Inc.	1,427,957	10,181
*	Cincinnati Bell Inc.	1,642,379	9,000
	Cogent Communications Group Inc.	358,881	8,125
	Consolidated Communications Holdings Inc.	305,316	4,861
*	8x8 Inc.	639,959	4,729
*	Premiere Global Services Inc.	462,917	4,527
*	United States Cellular Corp.	122,500	4,317
*	Leap Wireless International Inc.	547,826	3,643
*	Iridium Communications Inc.	488,598	3,293
*	General Communication Inc. Class A	337,398	3,236
	Shenandoah Telecommunications Co.	194,017	2,970
	Atlantic Tele-Network Inc.	76,737	2,817
	USA Mobility Inc.	222,260	2,596
*	Cbeyond Inc.	275,583	2,491
*	Vonage Holdings Corp.	1,045,252	2,477
*,^	Fairpoint Communications Inc.	296,262	2,352
	Lumos Networks Corp.	162,002	1,623
	NTELOS Holdings Corp.	120,687	1,582
*	inContact Inc.	298,076	1,544
	IDT Corp. Class B	158,975	1,517
*	ORBCOMM Inc.	386,562	1,515
	HickoryTech Corp.	136,657	1,330
*	Hawaiian Telcom Holdco Inc.	48,209	940
*	Towerstream Corp.	261,065	849
	Neutral Tandem Inc.	279,731	719
	Alaska Communications Systems Group Inc.	351,378	682
	Warwick Valley Telephone Co.	55,401	574
	Primus Telecommunications Group Inc.	41,555	452
*,^	Elephant Talk Communications Corp.	442,889	443
*	Boingo Wireless Inc.	37,447	283
*	Multiband Corp.	92,814	153
	NTS Inc.	48,081	41
			251,287
Utilities (3.7%)
*	Calpine Corp.	3,229,217	58,546

46

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	American Water Works Co. Inc.	1,458,717	54,162
	OGE Energy Corp.	812,575	45,756
	Alliant Energy Corp.	916,803	40,257
	NV Energy Inc.	1,937,267	35,142
	National Fuel Gas Co.	686,838	34,816
	MDU Resources Group Inc.	1,563,034	33,199
	ITC Holdings Corp.	424,470	32,646
	UGI Corp.	927,457	30,337
	Westar Energy Inc.	1,041,724	29,814
	Aqua America Inc.	1,151,596	29,274
	Questar Corp.	1,451,848	28,688
	Atmos Energy Corp.	742,612	26,081
	Great Plains Energy Inc.	1,260,593	25,603
	Hawaiian Electric Industries Inc.	806,854	20,284
	Cleco Corp.	504,850	20,199
	Vectren Corp.	682,572	20,068
	Piedmont Natural Gas Co. Inc.	598,289	18,732
	IDACORP Inc.	417,722	18,108
	Portland General Electric Co.	628,227	17,188
	WGL Holdings Inc.	428,840	16,806
	Southwest Gas Corp.	383,655	16,271
	UIL Holdings Corp.	421,478	15,093
	UNS Energy Corp.	343,310	14,563
	New Jersey Resources Corp.	346,062	13,711
	PNM Resources Inc.	662,619	13,590
	Black Hills Corp.	368,669	13,397
*,^	Dynegy Inc.	698,201	13,357
	South Jersey Industries Inc.	257,620	12,966
	Avista Corp.	491,946	11,861
	ALLETE Inc.	286,833	11,754
	NorthWestern Corp.	309,107	10,735
	El Paso Electric Co.	333,427	10,640
	Northwest Natural Gas Co.	225,048	9,947
	MGE Energy Inc.	194,334	9,901
	CH Energy Group Inc.	125,537	8,188
	American States Water Co.	159,727	7,664
	Otter Tail Corp.	303,594	7,590
	Empire District Electric Co.	356,958	7,275
	Laclede Group Inc.	174,247	6,728
	California Water Service Group	355,332	6,520
	Chesapeake Utilities Corp.	92,556	4,202
	Ormat Technologies Inc.	183,899	3,546
	Middlesex Water Co.	147,068	2,877
	SJW Corp.	104,003	2,766
	Unitil Corp.	103,075	2,672
	Connecticut Water Service Inc.	68,897	2,052
	York Water Co.	92,265	1,621
	Delta Natural Gas Co. Inc.	74,012	1,447
	Artesian Resources Corp. Class A	59,342	1,331
	Genie Energy Ltd. Class B	147,785	1,049
*	Cadiz Inc.	104,884	831
*	Pure Cycle Corp.	87,292	247
*,^	US Geothermal Inc.	514,441	186
*	Synthesis Energy Systems Inc.	145,152	155
*	American DG Energy Inc.	49,512	114
			882,553
Total Common Stocks (Cost $20,620,104)			23,435,407

47

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2012

	Coupon		Shares
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
2,3 Vanguard Market Liquidity Fund	0.162%		270,684,131	270,684

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Fannie Mae Discount Notes	0.097%	3/27/13	4,750	4,749
Total Temporary Cash Investments (Cost $275,433)				275,433
Total Investments (100.8%) (Cost $20,895,537)				23,710,840
Other Assets and Liabilities—Net (-0.8%)[3,5]				(191,885)
Net Assets (100%)				23,518,955

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $175,819,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $187,921,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $4,749,000 and cash of $4,750,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

48

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) as of December 31, 2012 and for the period then ended and have issued our unqualified report thereon dated February 11, 2013. Our audits included audits of the Funds' schedules of investments as of December 31, 2012. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 11, 2013

49

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 980 022013

Annual Report | December 31, 2012

Vanguard U.S. Stock Index Funds
Large-Capitalization Portfolios

Vanguard Growth Index Fund
Vanguard Value Index Fund
Vanguard Large-Cap Index Fund

> For the year ended December 31, 2012, returns for Investor Shares of Vanguard’s large-capitalization U.S. stock index funds ranged from 15.00% for Vanguard Value Index Fund to 16.89% for Vanguard Growth Index Fund.

> The funds’ returns were in line with those of their respective target indexes.

> Vanguard Large-Cap Index Fund and the Growth Index Fund outperformed the average returns of their respective peer groups; the Value Index Fund trailed its peer-group average.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Growth Index Fund.	10
Value Index Fund.	31
Large-Cap Index Fund.	52
Your Fund’s After-Tax Returns.	80
About Your Fund’s Expenses.	81
Glossary.	84

Growth Index Fund
Value Index Fund
Large-Cap Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012

Total
Returns
Vanguard Growth Index Fund
Investor Shares	16.89%
Admiral™ Shares	17.01
Signal® Shares	17.01
Institutional Shares	17.04
ETF Shares
Market Price	17.01
Net Asset Value	17.03
MSCI US Prime Market Growth Index	17.14
Large-Cap Growth Funds Average	15.40
Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Vanguard Value Index Fund
Investor Shares	15.00%
Admiral Shares	15.18
Signal Shares	15.18
Institutional Shares	15.20
ETF Shares
Market Price	15.15
Net Asset Value	15.19
MSCI US Prime Market Value Index	15.23
Large-Cap Value Funds Average	15.45
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012

Total
Returns
Vanguard Large-Cap Index Fund
Investor Shares	15.94%
Admiral Shares	16.06
Signal Shares	16.07
Institutional Shares	16.11
ETF Shares
Market Price	16.10
Net Asset Value	16.09
MSCI US Prime Market 750 Index	16.18
Large-Cap Core Funds Average	14.94
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2011, Through December 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Growth Index Fund
Investor Shares	$31.79	$36.65	$0.502	$0.000
Admiral Shares	31.79	36.64	0.552	0.000
Signal Shares	29.44	33.93	0.512	0.000
Institutional Shares	31.79	36.64	0.559	0.000
ETF Shares	61.76	71.19	1.073	0.000
Vanguard Value Index Fund
Investor Shares	$20.47	$22.93	$0.593	$0.000
Admiral Shares	20.47	22.93	0.627	0.000
Signal Shares	21.30	23.86	0.652	0.000
Institutional Shares	20.47	22.93	0.631	0.000
ETF Shares	52.48	58.79	1.608	0.000
Vanguard Large-Cap Index Fund
Investor Shares	$23.16	$26.32	$0.520	$0.000
Admiral Shares	28.96	32.90	0.697	0.000
Signal Shares	25.26	28.70	0.607	0.000
Institutional Shares	119.18	135.42	2.897	0.000
ETF Shares	57.34	65.15	1.380	0.000

3

Chairman’s Letter

Dear Shareholder,

Vanguard’s three large-capitalization stock index funds produced strong returns for 2012, as U.S. stocks bounced back from a lackluster 2011.

For the fiscal year ended December 31, 2012, Vanguard Growth Index Fund returned 16.89%, outpacing Vanguard Value Index Fund’s 15.00% return. Vanguard Large-Cap Index Fund, which includes both growth and value stocks, fell in between, returning 15.94%. (All returns are for the funds’ Investor Shares.)

All three funds closely tracked their target indexes for the year. Vanguard Large-Cap Index Fund and the Growth Index Fund surpassed the average returns of their respective peer groups; the Value Index Fund trailed its peer-group average.

If you hold any of these funds in a taxable account, you may wish to review the after-tax returns that appear later in this report.

With help from central banks, stocks posted strong results
Stocks around the world recorded double-digit gains for the 12 months ended December 31, with international stocks faring even better than their U.S. counterparts.

European stocks shook off investors’ concerns to deliver some of the best results, rising about 19% compared with about 16% for U.S. stocks. The rally came as European central bankers moved to

4

address worries about the finances of governments and banks. Still, Vanguard economists expect Europe to remain a trouble spot, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

In the United States, the Federal Reserve continued buying bonds and mortgage-backed securities to try to stimulate growth. The Fed’s actions seemed to buoy both stock and bond returns.

Attention to the nation’s considerable budget challenges intensified as 2012 drew to a close. The focus on the “fiscal cliff” led to nervousness in the markets before policymakers reached a limited tax-rate agreement on the cusp of the new year. The compromise legislation, which President Barack Obama signed into law on January 2, addressed some immediate concerns, but a credible long-term deficit-reduction strategy had yet to be crafted to resolve the nation’s fiscal imbalance and open the way for growth.

Bond returns were solid, but challenges lie ahead
The broad U.S. taxable bond market returned about 4% for the 12 months. Municipal bonds performed especially well, returning more than 6%.

As bond prices rose, the yield of the 10-year U.S. Treasury note slipped to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite

Market Barometer

		Average Annual Total Returns
	Periods Ended December 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.42%	11.12%	1.92%
Russell 2000 Index (Small-caps)	16.35	12.25	3.56
Russell 3000 Index (Broad U.S. market)	16.42	11.20	2.04
MSCI All Country World Index ex USA (International)	16.83	3.87	-2.89

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	4.21%	6.19%	5.95%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.78	6.57	5.91
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.44

CPI
Consumer Price Index	1.74%	2.06%	1.80%

5

directions.) By the end of the period, the yield had climbed, but it remained exceptionally low by historical standards.

Although bonds can provide critical diversification benefits to a portfolio, their prospects look much less promising than the results achieved in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished. (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/ research.)

As it has since late 2008, the Fed held its target for short-term interest rates between 0% and 0.25%, which kept a tight lid on returns from money market funds and savings accounts.

Growth stocks topped the large-cap category
The broad U.S. stock market began the year with its best first-quarter performance in more than a decade. With the U.S. economy showing promising growth and the European debt crisis seemingly under control, large-cap stocks of all styles rose in the first half of the year.

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Growth Index Fund	0.24%	0.10%	0.10%	0.08%	0.10%	1.37%
Value Index Fund	0.24	0.10	0.10	0.08	0.10	1.23
Large-Cap Index Fund	0.24	0.10	0.10	0.08	0.10	1.19

The fund expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the funds’ expense ratios were: for the Growth Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; for the Value Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; and for the Large-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the Growth Index Fund, Large-Cap Growth Funds; for the Value Index Fund, Large-Cap Value Funds; for the Large-Cap Index Fund, Large-Cap Core Funds.

6

However, it was far from smooth sailing the rest of the year. Stocks in the United States and abroad rose and fell amid renewed concerns about the U.S. economy and the future of the Eurozone. Still, large-cap stocks maintained their earlier gains and ended the year with a much stronger performance than a year ago, when returns hovered around 1%.

The Growth Index Fund benefited most from its outsized allocation to information technology stocks, which contributed a third of its return for the period. Computer hardware companies did exceptionally well, thanks to consumers’ seemingly unquenchable thirst for smartphones and tablet computers. The fund’s consumer discretionary stocks, such as media companies, also turned in impressive results. In health care, biotech firms, health care equipment suppliers, and service providers delivered strong results.

The Large-Cap Index Fund also benefited from its large allotment to tech (albeit a smaller proportion than that of the Growth Index Fund) and consumer discretionary

Total Returns
Ten Years Ended December 31, 2012
Average
Annual Return
Growth Index Fund Investor Shares	7.36%
Spliced Growth Index	7.56
Large-Cap Growth Funds Average	6.19
For a benchmark description, see the Glossary.
Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Value Index Fund Investor Shares	7.33%
Spliced Value Index	7.42
Large-Cap Value Funds Average	6.02
For a benchmark description, see the Glossary.
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Large-Cap Index Fund Investor Shares (Returns since inception: 1/30/2004)	5.05%
MSCI US Prime Market 750 Index	5.22
Large-Cap Core Funds Average	3.48
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

7

stocks. The fund’s biggest gains came from financials, which enjoyed a remarkable turnaround in performance from a year ago. Banks and other diversified financial services providers returned nearly 30% as capital levels rose, lending improved, and the U.S. housing market continued its recovery.

As I mentioned, the Value Index Fund trailed the other two funds but still produced a gain of about 15%. Its largest sector holding, financials, contributed most to its returns. The Value Index’s weakest sector overall was information technology, which returned –3% for the period. Because the fund’s target benchmark only focuses on value-oriented tech stocks, the fund didn’t hold some of the best performers in the sector, including makers of smartphones and tablet computers. Instead it was saddled with the stocks of weaker-performing personal computer, office electronics, and semiconductor manufacturers.

The funds have produced a solid long-term record
For the decade ended December 31, 2012, the Growth Index Fund and the Value Index Fund recorded average annual returns of 7.36% and 7.33%, respectively. The Large-Cap Index Fund, which does not yet have a full decade of performance, has posted an average annual return of 5.05% since its inception in early 2004.

Each of the three large-cap funds has tracked its index closely, even though the benchmarks’ returns reflect no operating or transaction costs. In addition, each fund’s average annual return has surpassed that of its peer group.

The funds’ success in this regard is a tribute to their investment advisor, Vanguard Equity Investment Group, whose sophisticated portfolio construction and management techniques reflect more than 30 years of indexing experience. The advisor has been aided in this task by each fund’s low expenses.

Funds will seek to track new benchmark indexes
In early October, we announced that the three funds in this report would adopt new target benchmarks as part of a broader transition affecting 22 of our index funds. This transition, which we plan to complete by the middle of the year, is expected to produce significant long-term savings for Vanguard clients. As of January 31, we had already completed the transition for Vanguard Large-Cap Index Fund.

The new benchmarks for the three funds are supplied by the University of Chicago’s Center for Research in Security Prices (CRSP). CRSP is one of 11 research centers at the University of Chicago Booth School of Business. In 1960, the research organization pioneered the development of U.S. stock market data that are widely used in academic and investment research today.

8

Gus Sauter united traditional values with pioneering investment acumen
When I was interviewing for a job at Vanguard in the mid-1980s, Jack Brennan, who would go on to become our chairman and CEO and is now chairman emeritus, described Vanguard as “a company with the intellectual rigor of Wall Street but with Midwestern values.”

I’m reminded of that when I think about Gus Sauter’s 25-year career at Vanguard. Gus retired as our chief investment officer at the end of December, having set the highest of standards for both intellectual achievement and devotion to doing the right thing for clients, colleagues, and the community.

Gus played a pivotal role in transforming indexing from a novelty to an investing mainstay, a change that has benefited all investors. In addition, he developed our active quantitative equity strategies, oversaw the growth of our industry-leading expertise in fixed income, and ultimately helped Vanguard to become a global investment manager responsible for $2 trillion in client assets.

As for the Midwestern values, Gus—a native of Ohio, incidentally—served our clients with a dedication to thrift, candor, and common sense that has helped make Vanguard what it is. His colleagues knew that in any situation they could count on Gus to keep a level-headed, long-term outlook. Just two weeks after he started at Vanguard, Gus helped guide us through the stock market crash of 1987. Some 20 years later, he helped us navigate the financial crisis of 2008–2009.

An important aspect of Gus’s legacy is the team of world-class investment professionals that he cultivated at Vanguard. That team is now led by Tim Buckley, who oversaw our services for individual investors before becoming chief investment officer. I am confident that Tim will not only carry on Gus’s legacy, but also—as Gus himself put it—take Vanguard investment management to the next level.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 31, 2013

9

Growth Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VIGRX	VIGAX	VIGSX	VIGIX	VUG
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.10%
30-Day SEC Yield	1.27%	1.41%	1.41%	1.43%	1.41%

Portfolio Characteristics
		MSCI US	DJ U.S.
		Prime Market	Total
		Growth	Market
	Fund	Index FA Index
Number of Stocks	416	415	3,604
Median Market Cap	$43.5B	$43.5B	$35.1B
Price/Earnings Ratio	18.3x	18.3x	16.8x
Price/Book Ratio	3.7x	3.7x	2.1x
Return on Equity	22.2%	22.2%	17.1%
Earnings Growth Rate	18.0%	18.0%	9.7%
Dividend Yield	1.5%	1.5%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	21%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
		DJ
		U.S.
	MSCI US	Total
	Prime Market	Market
	Growth	FA
	Index	Index
R-Squared	1.00	0.97
Beta	1.00	1.02

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	7.2%
International Business	IT Consulting &
Machines Corp.	Other Services	3.0
Google Inc. Class A	Internet Software &
	Services	2.7
Coca-Cola Co.	Soft Drinks	2.1
Philip Morris
International Inc.	Tobacco	2.0
Oracle Corp.	Systems Software	1.9
Wal-Mart Stores Inc.	Hypermarkets &
	Super Centers	1.8
QUALCOMM Inc.	Communications
	Equipment	1.5
Comcast Corp.	Cable & Satellite	1.4
Home Depot Inc.	Home Improvement
	Retail	1.3
Top Ten		24.9%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

10

Growth Index Fund

Sector Diversification (% of equity exposure)
		MSCI US
		Prime	DJ U.S.
		Market	Total
		Growth	Market FA
	Fund	Index	Index
Consumer Discretionary 20.2%		20.2%	12.3%
Consumer Staples	12.4	12.4	9.3
Energy	5.8	5.8	10.2
Financials	6.0	6.0	16.9
Health Care	10.8	10.8	11.7
Industrials	12.1	12.1	11.1
Information Technology	28.8	28.8	18.3
Materials	3.2	3.2	4.0
Telecommunication
Services	0.6	0.6	2.7
Utilities	0.1	0.1	3.5

11

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund Investor Shares	16.89%	3.17%	7.36%	$20,346
Spliced Growth Index	17.14	3.38	7.56	20,716
Large-Cap Growth Funds Average	15.40	0.98	6.19	18,239
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	21,484

For a benchmark description, see the Glossary.

Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund Admiral Shares	17.01%	3.31%	7.49%	$20,591
Spliced Growth Index	17.14	3.38	7.56	20,716
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	21,484

See Financial Highlights for dividend and capital gains information.

12

Growth Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/4/2007)	Investment
Growth Index Fund Signal Shares	17.01%	3.31%	3.41%	$12,055
MSCI US Prime Market Growth Index	17.14	3.38	3.48	12,099
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	1.23	10,707
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Growth Index Fund Institutional Shares	17.04%	3.35%	7.53%	$10,332,291
Spliced Growth Index	17.14	3.38	7.56	10,358,041
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	10,742,011

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Growth Index Fund
ETF Shares Net Asset Value	17.03%	3.31%	5.13%	$15,625
MSCI US Prime Market Growth Index	17.14	3.38	5.19	15,712
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	5.11	15,611
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2012
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Growth Index Fund ETF Shares Market Price	17.01%	17.74%	56.25%
Growth Index Fund ETF Shares Net Asset
Value	17.03	17.71	56.25
MSCI US Prime Market Growth Index	17.14	18.08	57.12
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

13

Growth Index Fund

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012

Growth Index Fund Investor Shares
Spliced Growth Index

For a benchmark description, see the Glossary.

14

Growth Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (20.2%)
	Home Depot Inc.	5,863,119	362,634
*	Amazon.com Inc.	1,406,642	353,264
	McDonald’s Corp.	3,922,226	345,980
	Comcast Corp. Class A	9,037,153	337,809
	Walt Disney Co.	6,629,836	330,099
	Lowe’s Cos. Inc.	4,576,795	162,568
	Starbucks Corp.	2,956,010	158,501
	News Corp. Class A	6,089,628	155,529
	NIKE Inc. Class B	2,831,420	146,101
	Target Corp.	2,419,799	143,179
*	DIRECTV	2,442,032	122,492
	TJX Cos. Inc.	2,863,039	121,536
*	priceline.com Inc.	193,793	120,384
	Yum! Brands Inc.	1,773,030	117,729
	Time Warner Cable Inc.	1,191,520	115,804
	Viacom Inc. Class B	1,802,513	95,065
	CBS Corp. Class B	2,321,340	88,327
	Las Vegas Sands Corp.	1,600,357	73,872
	Ford Motor Co.	4,840,832	62,689
	Coach Inc.	1,109,211	61,572
	Macy’s Inc.	1,565,612	61,090
	McGraw-Hill Cos. Inc.	980,814	53,621
	VF Corp.	341,883	51,614
	Omnicom Group Inc.	1,033,049	51,611
	Comcast Corp.	1,432,935	51,514
*	Bed Bath & Beyond Inc.	904,161	50,552
	Ross Stores Inc.	877,317	47,507
*	AutoZone Inc.	131,035	46,443
*	Delphi Automotive plc	1,193,418	45,648
*	Dollar General Corp.	1,021,882	45,055
	News Corp. Class B	1,708,509	44,831
	Limited Brands Inc.	950,141	44,714
	Starwood Hotels &
	Resorts Worldwide Inc.	764,115	43,830
	Harley-Davidson Inc.	886,336	43,289
	Sirius XM Radio Inc.	14,909,452	43,088
*	O’Reilly Automotive Inc.	462,355	41,344

			Market
			Value
		Shares	($000)
*	Liberty Interactive Corp.
	Class A	2,003,705	39,433
	Gap Inc.	1,215,822	37,739
	Marriott International Inc.
	Class A	1,004,247	37,428
*	Chipotle Mexican Grill Inc.
	Class A	123,223	36,654
*	Dollar Tree Inc.	895,767	36,332
*	Discovery Communications
	Inc. Class A	567,206	36,006
	Wynn Resorts Ltd.	312,698	35,175
	Ralph Lauren Corp. Class A	234,548	35,163
*	Liberty Global Inc.	593,682	34,879
*	CarMax Inc.	888,089	33,339
*	BorgWarner Inc.	445,047	31,874
*	Liberty Media Corp. -
	Liberty Capital Class A	263,522	30,571
	PVH Corp.	273,690	30,382
	DISH Network Corp.
	Class A	825,772	30,058
*	Lululemon Athletica Inc.	392,100	29,890
	Wyndham Worldwide Corp.	552,959	29,423
	PetSmart Inc.	420,968	28,769
	Tiffany & Co.	492,779	28,256
	Family Dollar Stores Inc.	386,275	24,494
*	PulteGroup Inc.	1,343,317	24,395
	Tractor Supply Co.	275,806	24,370
*	LKQ Corp.	1,152,361	24,315
	Virgin Media Inc.	645,542	23,724
*	Liberty Global Inc. Class A	373,534	23,529
	Ulta Salon Cosmetics &
	Fragrance Inc.	232,607	22,856
*	Discovery
	Communications Inc.	368,614	21,564
	Polaris Industries Inc.	252,997	21,290
	Advance Auto Parts Inc.	285,190	20,633
	Scripps Networks
	Interactive Inc. Class A	334,640	19,382
*	Netflix Inc.	205,273	19,045
*	Fossil Inc.	201,129	18,725

15

Growth Index Fund

			Market
			Value
		Shares	($000)
*	TripAdvisor Inc.	428,173	17,966
*	Urban Outfitters Inc.	450,852	17,746
*	NVR Inc.	19,019	17,497
*	Panera Bread Co. Class A	109,940	17,462
	Dick’s Sporting Goods Inc.	375,054	17,061
	Signet Jewelers Ltd.	314,631	16,801
*	MGM Resorts
	International	1,426,877	16,609
*	Sally Beauty Holdings Inc.	700,729	16,516
*	Under Armour Inc.
	Class A	305,559	14,829
	Dunkin’ Brands Group Inc.	410,510	13,621
*	Goodyear Tire &
	Rubber Co.	952,391	13,152
	JC Penney Co. Inc.	637,890	12,573
*	Toll Brothers Inc.	382,915	12,380
	Lennar Corp. Class A	310,679	12,014
*	Charter Communications
	Inc. Class A	156,752	11,951
	Cablevision Systems
	Corp. Class A	743,438	11,107
	Gentex Corp.	562,573	10,588
	Tupperware Brands Corp.	140,842	9,028
	Harman International
	Industries Inc.	169,761	7,578
*	Tempur-Pedic
	International Inc.	231,528	7,291
	Interpublic Group of
	Cos. Inc.	594,900	6,556
*	Lamar Advertising Co.
	Class A	158,691	6,149
*,^	Sears Holdings Corp.	144,881	5,992
	Weight Watchers
	International Inc.	108,150	5,663
*	AutoNation Inc.	140,871	5,593
*	Apollo Group Inc. Class A	256,860	5,373
*	Jarden Corp.	103,244	5,338
	Williams-Sonoma Inc.	121,573	5,321
	Burger King
	Worldwide Inc.	272,236	4,476
*	Hyatt Hotels Corp. Class A	89,555	3,454
^	Allison Transmission
	Holdings Inc.	141,212	2,884
			5,461,147
Consumer Staples (12.4%)
	Coca-Cola Co.	15,794,148	572,538
	Philip Morris
	International Inc.	6,556,628	548,396
	Wal-Mart Stores Inc.	7,238,170	493,860
	Altria Group Inc.	7,906,701	248,429
	CVS Caremark Corp.	4,948,308	239,251
	Colgate-Palmolive Co.	1,844,246	192,797
	Costco Wholesale Corp.	1,681,581	166,090
	PepsiCo Inc.	2,118,517	144,970
	Kraft Foods Group Inc.	2,183,738	99,295

			Market
			Value
		Shares	($000)
	Whole Foods Market Inc.	682,260	62,311
	Estee Lauder Cos. Inc.
	Class A	915,649	54,811
	Kroger Co.	2,012,591	52,368
	Mead Johnson
	Nutrition Co.	792,504	52,218
	General Mills Inc.	1,260,706	50,945
	Kimberly-Clark Corp.	537,488	45,380
	Walgreen Co.	1,218,048	45,080
	Hershey Co.	612,298	44,220
*	Monster Beverage Corp.	583,202	30,840
	Brown-Forman Corp.
	Class B	475,295	30,062
	Lorillard Inc.	253,917	29,625
*	Green Mountain Coffee
	Roasters Inc.	514,430	21,277
*	Constellation Brands Inc.
	Class A	598,148	21,168
	McCormick & Co. Inc.	304,028	19,315
*	Ralcorp Holdings Inc.	214,859	19,262
	Kellogg Co.	341,029	19,046
	Hormel Foods Corp.	563,838	17,597
	Church & Dwight Co. Inc.	270,817	14,508
	Herbalife Ltd.	435,262	14,338
	Hillshire Brands Co.	462,096	13,003
			3,363,000
Energy (5.8%)
	Schlumberger Ltd.	5,161,476	357,639
	EOG Resources Inc.	1,050,221	126,856
	Halliburton Co.	3,608,415	125,176
	National Oilwell Varco Inc.	1,658,555	113,362
	Kinder Morgan Inc.	2,512,372	88,762
	Williams Cos. Inc.	2,621,751	85,836
	Noble Energy Inc.	691,609	70,364
*	Cameron
	International Corp.	957,897	54,083
	Pioneer Natural
	Resources Co.	454,547	48,450
*	Southwestern Energy Co.	1,357,812	45,364
	Cabot Oil & Gas Corp.	816,720	40,624
*	FMC Technologies Inc.	927,154	39,710
	Range Resources Corp.	631,927	39,704
	Ensco plc Class A	586,443	34,764
	EQT Corp.	581,810	34,315
*	Concho Resources Inc.	385,327	31,042
	CONSOL Energy Inc.	885,313	28,419
	Oceaneering
	International Inc.	419,675	22,574
	QEP Resources Inc.	691,682	20,937
	Core Laboratories NV	183,987	20,112
*	Whiting Petroleum Corp.	457,480	19,841
	Diamond Offshore
	Drilling Inc.	270,306	18,370
*	Dresser-Rand Group Inc.	294,368	16,526
	SM Energy Co.	253,423	13,231

16

Growth Index Fund

			Market
			Value
		Shares	($000)
*	Continental Resources Inc.	176,279	12,955
*	Weatherford
	International Ltd.	1,033,046	11,560
*	Cobalt International
	Energy Inc.	467,376	11,479
*	Ultra Petroleum Corp.	595,131	10,790
*	Kinder Morgan
	Management LLC	137,448	10,372
*,^	SandRidge Energy Inc.	1,433,220	9,101
*	Rowan Cos. plc Class A	241,652	7,556
*	Laredo Petroleum
	Holdings Inc.	149,788	2,720
			1,572,594
Financials (6.0%)
	American Express Co.	3,968,324	228,099
	Simon Property Group Inc.	766,785	121,221
	American Tower
	Corporation	1,536,889	118,755
*	Berkshire Hathaway Inc.
	Class B	1,257,018	112,755
	Discover Financial
	Services	2,002,730	77,205
	Marsh & McLennan
	Cos. Inc.	2,116,566	72,958
	Franklin Resources Inc.	578,776	72,752
	Aon plc	1,191,230	66,232
	T. Rowe Price Group Inc.	987,188	64,296
	Public Storage	368,614	53,434
	Northern Trust Corp.	841,861	42,228
	Moody’s Corp.	778,162	39,157
	Morgan Stanley	2,016,953	38,564
	Weyerhaeuser Co.	1,359,541	37,822
*	IntercontinentalExchange
	Inc.	282,926	35,029
	General Growth
	Properties Inc.	1,642,146	32,597
	AvalonBay
	Communities Inc.	218,154	29,580
*	CIT Group Inc.	742,016	28,671
*	Affiliated Managers
	Group Inc.	199,628	25,982
	Equity Residential	438,148	24,830
*	CBRE Group Inc. Class A	1,212,685	24,132
*	Arch Capital Group Ltd.	530,464	23,351
	Boston Properties Inc.	205,141	21,706
	Charles Schwab Corp.	1,474,263	21,170
	Taubman Centers Inc.	240,063	18,898
	American Campus
	Communities Inc.	407,751	18,810
	Vornado Realty Trust	227,628	18,228
*	Ocwen Financial Corp.	446,108	15,431
*	MSCI Inc. Class A	473,958	14,688
	TD Ameritrade
	Holding Corp.	850,582	14,298
	Eaton Vance Corp.	448,244	14,277

			Market
			Value
		Shares	($000)
	Federal Realty
	Investment Trust	124,708	12,972
	SEI Investments Co.	540,318	12,611
	Brown & Brown Inc.	473,939	12,066
	Digital Realty Trust Inc.	166,243	11,286
	CBOE Holdings Inc.	339,633	10,006
	Jones Lang LaSalle Inc.	111,412	9,352
	Raymond James
	Financial Inc.	228,315	8,797
	Hudson City Bancorp Inc.	924,893	7,519
	LPL Financial Holdings Inc.	215,971	6,082
	Weingarten Realty
	Investors	223,930	5,995
	Erie Indemnity Co. Class A	55,153	3,818
			1,627,660
Health Care (10.9%)
	Amgen Inc.	2,997,821	258,772
	UnitedHealth Group Inc.	4,016,624	217,862
*	Gilead Sciences Inc.	2,942,675	216,140
*	Express Scripts
	Holding Co.	3,153,349	170,281
	Baxter International Inc.	2,128,423	141,881
*	Celgene Corp.	1,678,011	132,093
*	Biogen Idec Inc.	873,249	128,079
	Allergan Inc.	1,196,134	109,721
	Covidien plc	1,867,284	107,817
	Thermo Fisher
	Scientific Inc.	1,421,738	90,679
	McKesson Corp.	917,906	89,000
*	Intuitive Surgical Inc.	155,319	76,164
*	Alexion
	Pharmaceuticals Inc.	750,861	70,438
	Stryker Corp.	1,183,747	64,893
	Becton Dickinson and Co.	776,085	60,682
	Cigna Corp.	1,121,501	59,955
	Agilent Technologies Inc.	1,351,580	55,334
*	Regeneron
	Pharmaceuticals Inc.	292,351	50,013
	Zimmer Holdings Inc.	679,422	45,290
	St. Jude Medical Inc.	1,221,150	44,132
*	Cerner Corp.	565,874	43,935
*	Mylan Inc.	1,578,643	43,381
*	DaVita HealthCare
	Partners Inc.	383,760	42,417
	AmerisourceBergen Corp.
	Class A	978,690	42,260
*	Edwards Lifesciences Corp.	449,988	40,575
*	Forest Laboratories Inc.	1,033,387	36,499
	Perrigo Co.	345,406	35,933
*	Vertex Pharmaceuticals Inc.	839,321	35,201
*	Laboratory Corp. of
	America Holdings	372,932	32,303
	CR Bard Inc.	309,748	30,275
*	Varian Medical
	Systems Inc.	430,612	30,246

17

Growth Index Fund

			Market
			Value
		Shares	($000)
*	Waters Corp.	340,946	29,703
*	Henry Schein Inc.	344,353	27,707
*	Illumina Inc.	478,614	26,606
	HCA Holdings Inc.	861,287	25,985
*	BioMarin
	Pharmaceutical Inc.	480,840	23,681
*	Mettler-Toledo
	International Inc.	120,730	23,337
	ResMed Inc.	555,242	23,081
	DENTSPLY
	International Inc.	551,497	21,845
*	IDEXX Laboratories Inc.	221,159	20,524
*	Onyx Pharmaceuticals Inc.	253,243	19,127
	Cooper Cos. Inc.	186,280	17,227
*	Medivation Inc.	286,595	14,662
*	Pharmacyclics Inc.	216,404	12,530
	Patterson Cos. Inc.	338,692	11,593
	Warner Chilcott plc
	Class A	828,469	9,975
	Universal Health Services
	Inc. Class B	174,304	8,428
*	Covance Inc.	139,216	8,043
*	Allscripts Healthcare
	Solutions Inc.	632,997	5,963
*	Bio-Rad Laboratories Inc.
	Class A	49,846	5,236
			2,937,504
Industrials (12.1%)
	United Technologies Corp.	3,369,025	276,294
	3M Co.	2,554,440	237,180
	Union Pacific Corp.	1,842,073	231,585
	Boeing Co.	2,777,902	209,343
	United Parcel Service Inc.
	Class B	2,825,066	208,292
	Emerson Electric Co.	2,828,921	149,820
	Caterpillar Inc.	1,651,524	147,943
	Danaher Corp.	2,298,877	128,507
	Deere & Co.	1,447,148	125,063
	Precision Castparts Corp.	565,270	107,073
	FedEx Corp.	1,160,399	106,432
	PACCAR Inc.	1,306,169	59,052
	Ingersoll-Rand plc	1,198,867	57,498
	Tyco International Ltd.	1,788,643	52,318
	CSX Corp.	2,629,280	51,876
	Fastenal Co.	1,094,274	51,092
	Cummins Inc.	457,252	49,543
	Lockheed Martin Corp.	536,212	49,487
	WW Grainger Inc.	230,381	46,622
	Rockwell Automation Inc.	548,925	46,104
	Roper Industries Inc.	380,372	42,404
	ADT Corp.	900,100	41,846
	CH Robinson
	Worldwide Inc.	627,967	39,700
*	Delta Air Lines Inc.	3,307,227	39,257
	Fluor Corp.	649,364	38,144

			Market
			Value
		Shares	($000)
	Kansas City Southern	427,838	35,716
	AMETEK Inc.	943,267	35,439
	Expeditors International
	of Washington Inc.	819,020	32,392
*	Stericycle Inc.	333,195	31,077
*	United Continental
	Holdings Inc.	1,293,308	30,238
	Flowserve Corp.	198,842	29,190
*	Verisk Analytics Inc.
	Class A	548,489	27,973
	Pall Corp.	451,960	27,235
	Textron Inc.	1,092,635	27,086
	Norfolk Southern Corp.	435,158	26,910
	TransDigm Group Inc.	190,072	25,918
	JB Hunt Transport
	Services Inc.	365,999	21,854
*	IHS Inc. Class A	217,463	20,876
*	B/E Aerospace Inc.	404,383	19,976
*	Fortune Brands Home
	& Security Inc.	625,526	18,278
	Donaldson Co. Inc.	550,227	18,069
	Joy Global Inc.	267,642	17,070
	Wabtec Corp.	186,268	16,306
*	WABCO Holdings Inc.	248,553	16,203
*	Owens Corning	437,826	16,195
	Waste Connections Inc.	455,437	15,389
	Masco Corp.	910,233	15,164
*	Nielsen Holdings NV	491,909	15,047
	Southwest Airlines Co.	1,445,632	14,803
	Nordson Corp.	224,474	14,169
	Dun & Bradstreet Corp.	174,683	13,739
	MSC Industrial Direct Co.
	Inc. Class A	181,859	13,709
	Gardner Denver Inc.	190,599	13,056
*	Sensata Technologies
	Holding NV	382,050	12,409
*	Copart Inc.	420,610	12,408
	Babcock & Wilcox Co.	416,091	10,902
*	Foster Wheeler AG	419,727	10,208
	Robert Half
	International Inc.	261,914	8,334
	IDEX Corp.	162,124	7,544
			3,263,357
Information Technology (28.8%)
	Apple Inc.	3,646,053	1,943,456
	International Business
	Machines Corp.	4,222,529	808,825
*	Google Inc. Class A	1,018,937	722,803
	Oracle Corp.	15,192,439	506,212
	QUALCOMM Inc.	6,625,113	410,890
	Visa Inc. Class A	2,051,409	310,953
	Microsoft Corp.	10,271,225	274,550
*	eBay Inc.	4,510,994	230,151
*	EMC Corp.	8,162,967	206,523
	Mastercard Inc. Class A	418,953	205,823

18

Growth Index Fund

			Market
			Value
		Shares	($000)
	Accenture plc Class A	2,468,967	164,186
*	Facebook Inc. Class A	3,848,686	102,491
*	Yahoo! Inc.	4,377,177	87,106
*	Salesforce.com Inc.	513,548	86,327
*	Cognizant Technology
	Solutions Corp. Class A	1,161,209	85,988
*	Adobe Systems Inc.	1,912,674	72,070
	Automatic Data
	Processing Inc.	1,224,876	69,830
	Texas Instruments Inc.	2,212,636	68,459
	Broadcom Corp. Class A	1,971,937	65,488
	Intuit Inc.	1,085,071	64,562
	Motorola Solutions Inc.	1,002,146	55,799
*	Symantec Corp.	2,730,169	51,354
	Analog Devices Inc.	1,162,555	48,897
*	Citrix Systems Inc.	727,202	47,814
*	NetApp Inc.	1,413,043	47,408
	Altera Corp.	1,244,303	42,854
*	Fiserv Inc.	527,601	41,696
*	Teradata Corp.	655,678	40,580
	Amphenol Corp. Class A	626,123	40,510
*	Juniper Networks Inc.	2,048,163	40,287
*	Red Hat Inc.	750,714	39,758
*	Equinix Inc.	187,445	38,651
	Xilinx Inc.	1,019,852	36,613
*	LinkedIn Corp. Class A	310,109	35,607
	Western Union Co.	2,342,980	31,888
*	Rackspace Hosting Inc.	421,851	31,331
*	Autodesk Inc.	881,897	31,175
	Avago Technologies Ltd.
	Class A	955,189	30,241
*	VMware Inc. Class A	319,650	30,092
*	F5 Networks Inc.	307,399	29,864
*	Trimble Navigation Ltd.	488,825	29,222
*	Akamai Technologies Inc.	689,912	28,224
*	Alliance Data
	Systems Corp.	194,035	28,089
*	Micron Technology Inc.	3,958,425	25,136
*	BMC Software Inc.	620,572	24,612
*	ANSYS Inc.	359,280	24,194
*	VeriSign Inc.	608,638	23,627
*	Nuance
	Communications Inc.	957,921	21,381
*	Gartner Inc.	363,295	16,719
*	LSI Corp.	2,169,440	15,360
*	Skyworks Solutions Inc.	742,305	15,069
	IAC/InterActiveCorp	318,022	15,042
	NVIDIA Corp.	1,205,210	14,812
*	Cree Inc.	428,659	14,566
	Solera Holdings Inc.	272,227	14,556
	FactSet Research
	Systems Inc.	164,241	14,463
*	SanDisk Corp.	328,984	14,331
	Global Payments Inc.	307,029	13,908
*	TIBCO Software Inc.	630,732	13,882

			Market
			Value
		Shares	($000)
	Paychex Inc.	444,618	13,845
*	MICROS Systems Inc.	312,102	13,246
	FLIR Systems Inc.	587,836	13,115
*	Informatica Corp.	422,360	12,806
*	VeriFone Systems Inc.	419,626	12,454
*	Riverbed Technology Inc.	592,833	11,691
*	Atmel Corp.	1,712,672	11,218
*	Fortinet Inc.	492,548	10,378
*	Synopsys Inc.	290,180	9,239
*	Lam Research Corp.	248,362	8,973
*	NetSuite Inc.	110,374	7,428
*	Electronic Arts Inc.	433,328	6,296
*	Flextronics
	International Ltd.	906,297	5,628
*	Vantiv Inc. Class A	274,453	5,604
	Dolby Laboratories Inc.
	Class A	185,121	5,430
*	ServiceNow Inc.	145,808	4,379
*	Palo Alto Networks Inc.	52,812	2,826
*	Freescale
	Semiconductor Ltd.	192,685	2,121
			7,802,982
Materials (3.2%)
	Monsanto Co.	2,072,862	196,196
	Praxair Inc.	1,159,736	126,933
	Ecolab Inc.	1,137,655	81,797
	PPG Industries Inc.	593,822	80,374
	Newmont Mining Corp.	1,254,314	58,250
	Sherwin-Williams Co.	339,228	52,180
	FMC Corp.	534,028	31,251
	Celanese Corp. Class A	619,242	27,575
	Ball Corp.	571,988	25,597
	Sigma-Aldrich Corp.	305,391	22,471
	Albemarle Corp.	348,252	21,634
*	Crown Holdings Inc.	579,745	21,341
	Valspar Corp.	337,156	21,039
	Royal Gold Inc.	250,084	20,334
*	WR Grace & Co.	277,082	18,628
	CF Industries Holdings Inc.	85,417	17,353
	Vulcan Materials Co.	327,076	17,024
	Rock-Tenn Co. Class A	137,784	9,633
	Scotts Miracle-Gro Co.
	Class A	166,492	7,334
	Aptargroup Inc.	90,798	4,333
	Westlake Chemical Corp.	38,933	3,087
			864,364
Telecommunication Services (0.6%)
*	Crown Castle
	International Corp.	1,139,750	82,244
*	SBA Communications
	Corp. Class A	472,933	33,588
*	Sprint Nextel Corp.	5,834,996	33,084
*	Level 3
	Communications Inc.	591,676	13,674

19

Growth Index Fund

		Market
		Value
	Shares	($000)
* MetroPCS
Communications Inc.	600,516	5,969
		168,559
Utilities (0.1%)
ITC Holdings Corp.	200,416	15,414
* Calpine Corp.	590,116	10,699
		26,113
Total Common Stocks
(Cost $20,543,392)		27,087,280
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market
Liquidity Fund, 0.162%
(Cost $32,490)	32,489,961	32,490
Total Investments (100.2%)
(Cost $20,575,882)		27,119,770
Other Assets and Liabilities (-0.2%)
Other Assets		84,373
Liabilities[2]		(128,845)
		(44,472)
Net Assets (100%)		27,075,298

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	21,567,877
Overdistributed Net Investment Income	(26,251)
Accumulated Net Realized Losses	(1,010,216)
Unrealized Appreciation (Depreciation)	6,543,888
Net Assets	27,075,298

Investor Shares—Net Assets
Applicable to 84,731,351 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,105,233
Net Asset Value Per Share—
Investor Shares	$36.65

Admiral Shares—Net Assets
Applicable to 157,571,659 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,774,151
Net Asset Value Per Share—
Admiral Shares	$36.64

Signal Shares—Net Assets
Applicable to 104,329,400 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,540,117
Net Asset Value Per Share—
Signal Shares	$33.93

Institutional Shares—Net Assets
Applicable to 168,886,148 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,188,525
Net Asset Value Per Share—
Institutional Shares	$36.64

ETF Shares—Net Assets
Applicable to 118,941,648 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,467,272
Net Asset Value Per Share—
ETF Shares	$71.19

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,952,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $7,327,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

20

Growth Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends	418,047
Interest[1]	45
Security Lending	2,951
Total Income	421,043
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,459
Management and Administrative—Investor Shares	6,372
Management and Administrative—Admiral Shares	4,169
Management and Administrative—Signal Shares	2,036
Management and Administrative—Institutional Shares	2,658
Management and Administrative—ETF Shares	5,056
Marketing and Distribution—Investor Shares	835
Marketing and Distribution—Admiral Shares	831
Marketing and Distribution—Signal Shares	787
Marketing and Distribution—Institutional Shares	1,435
Marketing and Distribution—ETF Shares	1,712
Custodian Fees	303
Auditing Fees	30
Shareholders’ Reports—Investor Shares	124
Shareholders’ Reports—Admiral Shares	57
Shareholders’ Reports—Signal Shares	30
Shareholders’ Reports—Institutional Shares	49
Shareholders’ Reports—ETF Shares	262
Trustees’ Fees and Expenses	24
Total Expenses	28,229
Net Investment Income	392,814
Realized Net Gain (Loss) on Investment Securities Sold	367,593
Change in Unrealized Appreciation (Depreciation) of Investment Securities	2,908,364
Net Increase (Decrease) in Net Assets Resulting from Operations	3,668,771
1 Interest income from an affiliated company of the fund was $45,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	392,814	249,232
Realized Net Gain (Loss)	367,593	667,210
Change in Unrealized Appreciation (Depreciation)	2,908,364	(560,599)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,668,771	355,843
Distributions
Net Investment Income
Investor Shares	(43,607)	(35,179)
Admiral Shares	(85,446)	(58,907)
Signal Shares	(49,314)	(26,483)
Institutional Shares	(91,233)	(56,292)
ETF Shares	(121,121)	(71,129)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(390,721)	(247,990)
Capital Share Transactions
Investor Shares	(226,956)	(991,858)
Admiral Shares	220,246	79,431
Signal Shares	749,005	744,319
Institutional Shares	715,804	773,669
ETF Shares	1,450,303	929,167
Net Increase (Decrease) from Capital Share Transactions	2,908,402	1,534,728
Total Increase (Decrease)	6,186,452	1,642,581
Net Assets
Beginning of Period	20,888,846	19,246,265
End of Period[1]	27,075,298	20,888,846
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($26,251,000) and ($28,344,000).

See accompanying Notes, which are an integral part of the Financial Statements.

22

Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$31.79	$31.60	$27.32	$20.29	$33.23
Investment Operations
Net Investment Income	.509	.351	.315	.276	.261
Net Realized and Unrealized Gain (Loss)
on Investments	4.853	.183	4.284	7.035	(12.939)
Total from Investment Operations	5.362	.534	4.599	7.311	(12.678)
Distributions
Dividends from Net Investment Income	(.502)	(.344)	(.319)	(.281)	(.262)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.502)	(.344)	(.319)	(.281)	(.262)
Net Asset Value, End of Period	$36.65	$31.79	$31.60	$27.32	$20.29

Total Return[1]	16.89%	1.71%	16.96%	36.29%	-38.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,105	$2,897	$3,843	$5,770	$4,279
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.28%	0.23%
Ratio of Net Investment Income to
Average Net Assets	1.45%	1.10%	1.13%	1.20%	0.93%
Portfolio Turnover Rate[2]	21%	23%	26%	29%	27%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$31.79	$31.60	$27.32	$20.30	$33.23
Investment Operations
Net Investment Income	.560	.399	.357	.308	.294
Net Realized and Unrealized Gain (Loss)
on Investments	4.842	.185	4.282	7.027	(12.929)
Total from Investment Operations	5.402	.584	4.639	7.335	(12.635)
Distributions
Dividends from Net Investment Income	(.552)	(.394)	(.359)	(.315)	(.295)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.552)	(.394)	(.359)	(.315)	(.295)
Net Asset Value, End of Period	$36.64	$31.79	$31.60	$27.32	$20.30

Total Return[1]	17.01%	1.87%	17.12%	36.42%	-38.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,774	$4,819	$4,712	$1,641	$1,296
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.59%	1.24%	1.27%	1.34%	1.05%
Portfolio Turnover Rate[2]	21%	23%	26%	29%	27%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Growth Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$29.44	$29.26	$25.30	$18.80	$30.77
Investment Operations
Net Investment Income	.519	.369	.331	.286	.273
Net Realized and Unrealized Gain (Loss)
on Investments	4.483	.175	3.963	6.507	(11.970)
Total from Investment Operations	5.002	.544	4.294	6.793	(11.697)
Distributions
Dividends from Net Investment Income	(.512)	(.364)	(.334)	(.293)	(.273)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.512)	(.364)	(.334)	(.293)	(.273)
Net Asset Value, End of Period	$33.93	$29.44	$29.26	$25.30	$18.80

Total Return	17.01%	1.88%	17.11%	36.42%	-38.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,540	$2,402	$1,658	$1,428	$941
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.59%	1.24%	1.27%	1.34%	1.05%
Portfolio Turnover Rate[1]	21%	23%	26%	29%	27%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$31.79	$31.60	$27.32	$20.30	$33.23
Investment Operations
Net Investment Income	.567	.405	.369	.322	.305
Net Realized and Unrealized Gain (Loss)
on Investments	4.842	.186	4.283	7.027	(12.930)
Total from Investment Operations	5.409	.591	4.652	7.349	(12.625)
Distributions
Dividends from Net Investment Income	(.559)	(.401)	(.372)	(.329)	(.305)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.559)	(.401)	(.372)	(.329)	(.305)
Net Asset Value, End of Period	$36.64	$31.79	$31.60	$27.32	$20.30

Total Return	17.04%	1.89%	17.17%	36.50%	-38.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,189	$4,726	$3,934	$2,913	$2,016
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.61%	1.26%	1.31%	1.40%	1.09%
Portfolio Turnover Rate[1]	21%	23%	26%	29%	27%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$61.76	$61.39	$53.08	$39.43	$64.56
Investment Operations
Net Investment Income	1.087	.776	.695	.598	.579
Net Realized and Unrealized Gain (Loss)
on Investments	9.416	.360	8.315	13.666	(25.132)
Total from Investment Operations	10.503	1.136	9.010	14.264	(24.553)
Distributions
Dividends from Net Investment Income	(1.073)	(.766)	(.700)	(.614)	(.577)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.073)	(.766)	(.700)	(.614)	(.577)
Net Asset Value, End of Period	$71.19	$61.76	$61.39	$53.08	$39.43

Total Return	17.03%	1.87%	17.11%	36.46%	-38.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,467	$6,046	$5,099	$3,917	$2,736
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.59%	1.24%	1.27%	1.34%	1.06%
Portfolio Turnover Rate[1]	21%	23%	26%	29%	27%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed

28

Growth Index Fund

capital of $3,710,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2012, the fund realized $275,174,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2012, the fund had $4,372,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $194,220,000 to offset capital gains realized during the year ended December 31, 2012. At December 31, 2012, the fund had available capital losses totaling $1,007,038,000 to offset future net capital gains. Of this amount, $802,533,000 is subject to expiration on December 31, 2017. Capital losses of $204,505,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2012, the cost of investment securities for tax purposes was $20,576,556,000. Net unrealized appreciation of investment securities for tax purposes was $6,543,214,000, consisting of unrealized gains of $6,969,544,000 on securities that had risen in value since their purchase and $426,330,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2012, the fund purchased $9,397,727,000 of investment securities and sold $6,465,359,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,723,029,000 and $1,255,980,000 respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

29

Growth Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	602,050	16,845	625,642	19,333
Issued in Lieu of Cash Distributions	41,832	1,150	33,926	1,080
Redeemed	(870,838)	(24,381)	(1,651,426)	(50,905)
Net Increase (Decrease) —Investor Shares	(226,956)	(6,386)	(991,858)	(30,492)
Admiral Shares
Issued	827,142	22,980	575,870	17,919
Issued in Lieu of Cash Distributions	78,877	2,167	54,388	1,732
Redeemed	(685,773)	(19,175)	(550,827)	(17,170)
Net Increase (Decrease)—Admiral Shares	220,246	5,972	79,431	2,481
Signal Shares
Issued	1,479,198	44,790	1,405,009	47,180
Issued in Lieu of Cash Distributions	41,899	1,242	22,037	758
Redeemed	(772,092)	(23,287)	(682,727)	(23,016)
Net Increase (Decrease)—Signal Shares	749,005	22,745	744,319	24,922
Institutional Shares
Issued	1,572,068	44,246	1,729,154	54,199
Issued in Lieu of Cash Distributions	80,278	2,205	49,732	1,586
Redeemed	(936,542)	(26,228)	(1,005,217)	(31,596)
Net Increase (Decrease) —Institutional Shares	715,804	20,223	773,669	24,189
ETF Shares
Issued	2,733,537	39,551	1,079,150	17,330
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,283,234)	(18,500)	(149,983)	(2,500)
Net Increase (Decrease)—ETF Shares	1,450,303	21,051	929,167	14,830

G. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced an upcoming change in the fund’s benchmark index from the MSCI US Prime Market Growth Index to the CRSP US Large Cap Growth Index. The fund’s investment objective is not changing. The transition to the new benchmark is expected to be completed over several months, and will require some turnover of holdings with resulting transaction costs. Vanguard will seek to minimize trading impact through efficient portfolio trading.

30

Value Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VIVAX	VVIAX	VVISX	VIVIX	VTV
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.10%
30-Day SEC Yield	2.75%	2.89%	2.89%	2.91%	2.89%

Portfolio Characteristics
			DJ U.S.
		MSCI US	Total
		Prime Market	Market
	Fund	Value Index	FA Index
Number of Stocks	414	414	3,604
Median Market Cap	$47.9B	$47.9B	$35.1B
Price/Earnings Ratio	14.5x	14.5x	16.8x
Price/Book Ratio	1.5x	1.5x	2.1x
Return on Equity	14.7%	14.7%	17.1%
Earnings Growth Rate	2.1%	2.1%	9.7%
Dividend Yield	2.9%	2.9%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	22%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
		U.S.
		Total
	MSCI US	Market
	Prime Market	FA
	Value Index	Index
R-Squared	1.00	0.97
Beta	1.00	0.93

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil & Gas	5.7%
General Electric Co.	Industrial
	Conglomerates	3.2
Chevron Corp.	Integrated Oil & Gas	3.0
AT&T Inc.	Integrated
	Telecommunication
	Services	2.8
Johnson & Johnson	Pharmaceuticals	2.8
Pfizer Inc.	Pharmaceuticals	2.7
Procter & Gamble Co.	Household Products	2.7
Wells Fargo & Co.	Diversified Banks	2.5
JPMorgan Chase & Co.	Other Diversified
	Financial Services	2.4
Microsoft Corp.	Systems Software	1.9
Top Ten		29.7%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

31

Value Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ U.S.
		Prime	Total
		Market	Market FA
	Fund	Value Index	Index
Consumer Discretionary	4.5%	4.5%	12.3%
Consumer Staples	8.0	8.0	9.3
Energy	15.7	15.7	10.2
Financials	25.2	25.2	16.9
Health Care	12.7	12.7	11.7
Industrials	8.8	8.8	11.1
Information Technology	8.7	8.7	18.3
Materials	4.5	4.5	4.0
Telecommunication
Services	5.2	5.2	2.7
Utilities	6.7	6.7	3.5

32

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund Investor Shares	15.00%	0.32%	7.33%	$20,286
Spliced Value Index	15.23	0.44	7.42	20,460
Large-Cap Value Funds Average	15.45	-0.27	6.02	17,947
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	21,484

For a benchmark description, see the Glossary.

Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund Admiral Shares	15.18%	0.46%	7.45%	$20,519
Spliced Value Index	15.23	0.44	7.42	20,460
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	21,484

See Financial Highlights for dividend and capital gains information.

33

Value Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/4/2007)	Investment
Value Index Fund Signal Shares	15.18%	0.45%	-1.20%	$9,348
MSCI US Prime Market Value Index	15.23	0.44	-1.21	9,342
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	1.23	10,707
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Value Index Fund Institutional Shares	15.20%	0.49%	7.49%	$10,295,576
Spliced Value Index	15.23	0.44	7.42	10,230,230
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	10,742,011

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2004)	Investment
Value Index Fund
ETF Shares Net Asset Value	15.19%	0.46%	4.62%	$14,967
MSCI US Prime Market Value Index	15.23	0.44	4.64	14,988
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	5.11	15,611
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: January 26, 2004, Through December 31, 2012
			Since
	One	Five	Inception
	Year	Years	(1/26/2004)
Value Index Fund ETF Shares Market Price	15.15%	2.29%	49.62%
Value Index Fund ETF Shares Net Asset
Value	15.19	2.33	49.67
MSCI US Prime Market Value Index	15.23	2.22	49.88
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

34

Value Index Fund

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012

Value Index Fund Investor Shares
Spliced Value Index

For a benchmark description, see the Glossary.

35

Value Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (4.5%)
	Time Warner Inc.	2,499,797	119,565
	Ford Motor Co.	6,088,930	78,852
*	General Motors Co.	2,062,553	59,463
	Johnson Controls Inc.	1,801,540	55,307
	Carnival Corp.	1,177,924	43,312
	Mattel Inc.	898,088	32,888
	Genuine Parts Co.	408,775	25,990
	Kohl’s Corp.	587,112	25,234
	Nordstrom Inc.	423,748	22,671
	Whirlpool Corp.	204,195	20,777
	Staples Inc.	1,798,549	20,503
	Newell Rubbermaid Inc.	761,152	16,951
	Autoliv Inc.	251,417	16,943
	Expedia Inc.	259,198	15,928
	Darden Restaurants Inc.	337,900	15,229
	DR Horton Inc.	757,317	14,980
*	TRW Automotive
	Holdings Corp.	273,315	14,652
*	Mohawk Industries Inc.	154,476	13,975
	H&R Block Inc.	714,464	13,268
	Foot Locker Inc.	399,414	12,829
	Royal Caribbean
	Cruises Ltd.	373,268	12,691
^	Garmin Ltd.	307,781	12,564
	Lear Corp.	258,221	12,095
*	Liberty Media Corp. -
	Liberty Capital Class A	96,168	11,156
	Hasbro Inc.	308,803	11,086
	Gannett Co. Inc.	609,839	10,983
	Abercrombie & Fitch Co.	217,572	10,437
	Leggett & Platt Inc.	370,473	10,084
	International
	Game Technology	703,248	9,965
	American Eagle
	Outfitters Inc.	466,240	9,563
	Best Buy Co. Inc.	761,418	9,023
	Virgin Media Inc.	235,362	8,650

			Market
			Value
		Shares	($000)
	Interpublic Group of
	Cos. Inc.	748,806	8,252
	GameStop Corp. Class A	327,636	8,220
	Lennar Corp. Class A	210,128	8,126
*	Jarden Corp.	129,860	6,714
	Williams-Sonoma Inc.	152,917	6,693
*	Toll Brothers Inc.	139,347	4,505
	Washington Post Co.
	Class B	12,265	4,479
	Guess? Inc.	177,317	4,351
	Tupperware Brands Corp.	51,557	3,305
	Harman International
	Industries Inc.	61,603	2,750
*	Hyatt Hotels Corp. Class A	60,948	2,351
*	Lamar Advertising Co.
	Class A	58,081	2,251
*	Apollo Group Inc. Class A	94,008	1,967
			831,578
Consumer Staples (8.0%)
	Procter & Gamble Co.	7,263,912	493,147
	PepsiCo Inc.	2,664,794	182,352
	Mondelez International
	Inc. Class A	4,441,307	113,120
	Kimberly-Clark Corp.	676,106	57,084
	Walgreen Co.	1,532,079	56,702
	Sysco Corp.	1,545,299	48,924
	HJ Heinz Co.	843,523	48,654
	Archer-Daniels-Midland Co.	1,734,974	47,521
	Reynolds American Inc.	893,469	37,016
	General Mills Inc.	853,852	34,504
	ConAgra Foods Inc.	1,069,361	31,546
	Bunge Ltd.	384,547	27,953
	JM Smucker Co.	291,074	25,102
	Coca-Cola Enterprises Inc.	776,155	24,627
	Dr Pepper Snapple
	Group Inc.	554,928	24,517
	Kellogg Co.	428,968	23,958
	Clorox Co.	324,538	23,763
	Beam Inc.	375,675	22,950
	Lorillard Inc.	171,963	20,063

36

Value Index Fund

			Market
			Value
		Shares	($000)
	Campbell Soup Co.	499,721	17,435
	Molson Coors Brewing
	Co. Class B	392,920	16,813
	Avon Products Inc.	1,138,775	16,353
	Tyson Foods Inc. Class A	769,383	14,926
	Energizer Holdings Inc.	169,672	13,570
	Ingredion Inc.	200,752	12,934
^	Safeway Inc.	630,544	11,407
	Church & Dwight Co. Inc.	183,360	9,823
*	Smithfield Foods Inc.	381,342	8,226
	McCormick & Co. Inc.	110,735	7,035
			1,472,025
Energy (15.7%)
	Exxon Mobil Corp.	12,160,262	1,052,471
	Chevron Corp.	5,169,008	558,977
	ConocoPhillips	3,039,594	176,266
	Occidental
	Petroleum Corp.	2,133,692	163,462
	Anadarko
	Petroleum Corp.	1,316,244	97,810
	Phillips 66	1,568,894	83,308
	Apache Corp.	1,030,554	80,898
	Marathon Oil Corp.	1,858,310	56,976
	Marathon Petroleum Corp.	891,122	56,141
	Devon Energy Corp.	1,012,236	52,677
	Valero Energy Corp.	1,453,006	49,577
	Baker Hughes Inc.	1,157,921	47,289
	Spectra Energy Corp.	1,719,851	47,089
	Hess Corp.	809,631	42,878
	Chesapeake Energy Corp.	1,752,676	29,129
	Murphy Oil Corp.	486,328	28,961
	HollyFrontier Corp.	509,596	23,722
	Noble Corp.	665,743	23,181
	Peabody Energy Corp.	707,232	18,819
*	Denbury Resources Inc.	1,030,978	16,702
	Tesoro Corp.	368,372	16,227
*	Plains Exploration &
	Production Co.	339,602	15,941
	Helmerich & Payne Inc.	278,483	15,598
*	Weatherford
	International Ltd.	1,299,314	14,539
	Cimarex Energy Co.	226,614	13,082
*	Kinder Morgan
	Management LLC	172,757	13,036
	Ensco plc Class A	213,932	12,682
*	Nabors Industries Ltd.	765,303	11,059
*	Oil States International Inc.	144,193	10,316
*	Newfield Exploration Co.	355,658	9,524
*	Superior Energy
	Services Inc.	414,123	8,581
	Energen Corp.	190,059	8,570
*	WPX Energy Inc.	524,524	7,805
	Patterson-UTI Energy Inc.	399,720	7,447
*	McDermott
	International Inc.	621,122	6,845

			Market
			Value
		Shares	($000)
*	Rowan Cos. plc Class A	163,521	5,113
*	Cobalt International
	Energy Inc.	169,788	4,170
			2,886,868
Financials (25.2%)
	Wells Fargo & Co.	13,219,588	451,846
	JPMorgan Chase & Co.	10,007,354	440,023
	Bank of America Corp.	28,390,703	329,332
	Citigroup Inc.	7,725,254	305,611
	US Bancorp	4,992,930	159,474
	Goldman Sachs
	Group Inc.	1,199,781	153,044
*	Berkshire Hathaway Inc.
	Class B	1,581,201	141,834
*	American International
	Group Inc.	3,694,677	130,422
	Capital One
	Financial Corp.	1,530,548	88,665
	PNC Financial Services
	Group Inc.	1,394,623	81,320
	Bank of New York
	Mellon Corp.	3,111,924	79,976
	MetLife Inc.	2,238,653	73,741
	Travelers Cos. Inc.	1,015,142	72,908
	BlackRock Inc.	352,312	72,826
	ACE Ltd.	893,282	71,284
	Aflac Inc.	1,233,562	65,527
	Prudential Financial Inc.	1,222,263	65,183
	State Street Corp.	1,262,047	59,329
	HCP Inc.	1,193,000	53,900
	BB&T Corp.	1,841,673	53,611
	Chubb Corp.	700,265	52,744
	Allstate Corp.	1,277,398	51,313
	Ventas Inc.	778,032	50,354
	Morgan Stanley	2,536,944	48,506
	Prologis Inc.	1,213,482	44,280
	Simon Property Group Inc.	279,640	44,208
	CME Group Inc.	832,093	42,195
	Health Care REIT Inc.	671,975	41,185
	SunTrust Banks Inc.	1,418,468	40,214
	Fifth Third Bancorp	2,420,592	36,769
	Annaly Capital
	Management Inc.	2,567,680	36,050
	Ameriprise Financial Inc.	555,056	34,763
	Loews Corp.	833,660	33,972
	Progressive Corp.	1,524,389	32,165
	Equity Residential	550,581	31,201
	Invesco Ltd.	1,172,803	30,598
	Host Hotels &
	Resorts Inc.	1,902,827	29,817
	M&T Bank Corp.	300,486	29,589
	Boston Properties Inc.	258,118	27,311
	Charles Schwab Corp.	1,853,558	26,617
	Regions Financial Corp.	3,722,425	26,504

37

Value Index Fund

		Market
		Value
	Shares	($000)
American Capital
Agency Corp.	899,431	26,030
Hartford Financial Services
Group Inc.	1,091,237	24,487
Vornado Realty Trust	286,433	22,938
Principal Financial
Group Inc.	777,169	22,165
SLM Corp.	1,236,092	21,174
KeyCorp	2,486,663	20,938
Kimco Realty Corp.	1,072,630	20,723
Macerich Co.	350,873	20,456
NYSE Euronext	648,310	20,448
XL Group plc Class A	805,747	20,192
AvalonBay
Communities Inc.	147,732	20,031
Public Storage	134,517	19,500
Lincoln National Corp.	735,784	19,057
Plum Creek Timber Co. Inc.	425,715	18,889
SL Green Realty Corp.	237,533	18,207
Rayonier Inc.	323,481	16,766
Cincinnati Financial Corp.	406,877	15,933
UDR Inc.	659,447	15,682
Comerica Inc.	509,909	15,471
Unum Group	738,334	15,372
Willis Group Holdings plc	456,252	15,298
New York Community
Bancorp Inc.	1,157,327	15,161
Camden Property Trust	220,234	15,022
Everest Re Group Ltd.	136,500	15,008
Huntington
Bancshares Inc.	2,262,413	14,457
Digital Realty Trust Inc.	208,943	14,185
Realty Income Corp.	351,709	14,142
Essex Property Trust Inc.	95,948	14,071
Weyerhaeuser Co.	496,050	13,800
PartnerRe Ltd.	163,752	13,180
Leucadia National Corp.	547,934	13,035
Torchmark Corp.	251,365	12,988
Fidelity National Financial
Inc. Class A	531,811	12,524
WR Berkley Corp.	307,127	11,591
Alexandria Real Estate
Equities Inc.	165,437	11,468
Ares Capital Corp.	644,731	11,283
* Alleghany Corp.	33,467	11,226
People’s United
Financial Inc.	925,698	11,192
Regency Centers Corp.	237,026	11,169
Liberty Property Trust	309,732	11,079
Arthur J Gallagher & Co.	319,399	11,067
Senior Housing
Properties Trust	465,005	10,993
RenaissanceRe
Holdings Ltd.	133,179	10,822
Axis Capital Holdings Ltd.	302,135	10,466

			Market
			Value
		Shares	($000)
*	Markel Corp.	24,089	10,441
	Reinsurance Group of
	America Inc. Class A	194,177	10,392
	Zions Bancorporation	485,256	10,385
	DDR Corp.	641,234	10,042
	HCC Insurance
	Holdings Inc.	265,308	9,872
	Duke Realty Corp.	710,750	9,858
*	Genworth Financial Inc.
	Class A	1,295,588	9,730
	Federal Realty
	Investment Trust	84,391	8,778
	NASDAQ OMX Group Inc.	329,855	8,250
	Legg Mason Inc.	320,272	8,237
	Piedmont Office Realty
	Trust Inc. Class A	445,040	8,033
	Cullen/Frost Bankers Inc.	145,529	7,898
	First Republic Bank	239,845	7,862
	Hospitality
	Properties Trust	325,455	7,622
	White Mountains
	Insurance Group Ltd.	14,752	7,597
	Assurant Inc.	213,551	7,410
	Validus Holdings Ltd.	211,860	7,326
	American Financial
	Group Inc.	185,352	7,325
	Commerce
	Bancshares Inc.	206,655	7,245
	Chimera Investment Corp.	2,705,976	7,063
	Jefferies Group Inc.	348,134	6,465
	Raymond James
	Financial Inc.	154,469	5,952
	Hudson City Bancorp Inc.	625,580	5,086
^	WP Carey Inc.	81,014	4,225
	Weingarten
	Realty Investors	151,277	4,050
	BOK Financial Corp.	71,529	3,896
	Jones Lang LaSalle Inc.	40,674	3,414
	Erie Indemnity Co.
	Class A	37,441	2,592
			4,646,943
Health Care (12.7%)
	Johnson & Johnson	7,263,108	509,144
	Pfizer Inc.	19,677,540	493,513
	Merck & Co. Inc.	8,023,321	328,475
	Abbott Laboratories	4,134,215	270,791
	Bristol-Myers Squibb Co.	4,423,150	144,150
	Eli Lilly & Co.	2,751,211	135,690
	Medtronic Inc.	2,700,248	110,764
	WellPoint Inc.	856,559	52,181
	Aetna Inc.	880,564	40,770
	Cardinal Health Inc.	898,291	36,992
	Humana Inc.	425,831	29,225
*	Watson
	Pharmaceuticals Inc.	336,239	28,916

38

Value Index Fund

			Market
			Value
		Shares	($000)
	Quest Diagnostics Inc.	418,420	24,381
*	Life Technologies Corp.	462,007	22,675
*	Boston Scientific Corp.	3,740,083	21,431
*	CareFusion Corp.	584,851	16,715
	Coventry Health Care Inc.	352,769	15,815
*	Hologic Inc.	697,593	13,973
*	Hospira Inc.	435,107	13,593
	Omnicare Inc.	293,899	10,610
*	Endo Health Solutions Inc.	307,831	8,087
	Universal Health Services
	Inc. Class B	117,932	5,702
*	Covance Inc.	50,960	2,944
*	Bio-Rad Laboratories Inc.
	Class A	18,213	1,913
			2,338,450
Industrials (8.8%)
	General Electric Co.	27,816,271	583,864
	Honeywell
	International Inc.	1,953,412	123,983
	Illinois Tool Works Inc.	1,111,430	67,586
	Eaton Corp. plc	1,220,276	66,139
	General Dynamics Corp.	789,931	54,719
	Caterpillar Inc.	602,301	53,954
	Raytheon Co.	874,545	50,339
	Northrop Grumman Corp.	618,659	41,809
	Waste Management Inc.	1,159,997	39,138
	Norfolk Southern Corp.	546,895	33,820
	Lockheed Martin Corp.	363,102	33,511
	Parker Hannifin Corp.	393,597	33,479
	Dover Corp.	481,535	31,642
	Stanley Black &
	Decker Inc.	420,592	31,111
	Pentair Ltd.	552,377	27,149
	Republic Services Inc.
	Class A	818,351	24,002
	Rockwell Collins Inc.	355,862	20,700
	L-3 Communications
	Holdings Inc.	254,296	19,484
	CSX Corp.	959,379	18,929
	Cummins Inc.	166,865	18,080
	Equifax Inc.	315,889	17,096
*	Quanta Services Inc.	551,345	15,046
*	Jacobs Engineering
	Group Inc.	341,862	14,553
*	Hertz Global Holdings Inc.	832,381	13,543
	Xylem Inc.	489,074	13,254
*	AGCO Corp.	256,188	12,584
	Cintas Corp.	300,072	12,273
	Snap-on Inc.	153,236	12,104
	Hubbell Inc. Class B	137,525	11,639
	Iron Mountain Inc.	374,588	11,631
	KBR Inc.	388,265	11,617
	Timken Co.	218,006	10,427
	Southwest Airlines Co.	979,176	10,027
	SPX Corp.	133,619	9,373

			Market
			Value
		Shares	($000)
	Avery Dennison Corp.	267,365	9,336
	Manpower Inc.	208,968	8,869
	Towers Watson & Co.
	Class A	154,862	8,705
	URS Corp.	202,451	7,948
	Joy Global Inc.	97,546	6,221
	Robert Half
	International Inc.	177,289	5,641
	Pitney Bowes Inc.	527,783	5,616
	Masco Corp.	331,504	5,523
*	Spirit Aerosystems
	Holdings Inc. Class A	314,368	5,335
	IDEX Corp.	109,633	5,101
^	RR Donnelley & Sons Co.	473,967	4,266
			1,621,166
Information Technology (8.7%)
	Microsoft Corp.	12,919,795	345,346
	Cisco Systems Inc.	14,112,062	277,302
	Intel Corp.	13,179,787	271,899
	Hewlett-Packard Co.	5,194,396	74,020
	Corning Inc.	3,922,512	49,502
	Texas Instruments Inc.	1,498,559	46,365
	TE Connectivity Ltd.	1,126,883	41,830
	Dell Inc.	3,884,028	39,345
	Applied Materials Inc.	3,259,897	37,293
	Seagate Technology plc	941,491	28,697
	Automatic Data
	Processing Inc.	446,466	25,453
	Western Digital Corp.	586,490	24,920
	Xerox Corp.	3,445,420	23,498
	Maxim Integrated
	Products Inc.	769,166	22,614
	Fidelity National
	Information Services Inc.	621,142	21,622
	KLA-Tencor Corp.	438,849	20,959
	Linear Technology Corp.	606,891	20,816
	CA Inc.	865,344	19,020
*	SanDisk Corp.	413,341	18,005
	Paychex Inc.	559,278	17,416
	Microchip Technology Inc.	510,435	16,635
	Computer Sciences Corp.	409,324	16,393
	Harris Corp.	298,389	14,609
	Activision Blizzard Inc.	1,171,304	12,439
*	Avnet Inc.	372,421	11,400
*	Lam Research Corp.	312,249	11,282
*	Arrow Electronics Inc.	286,719	10,918
	NVIDIA Corp.	816,242	10,032
	Jabil Circuit Inc.	487,346	9,401
	Marvell Technology
	Group Ltd.	1,262,083	9,163
	Total System
	Services Inc.	421,285	9,024
*	ON Semiconductor Corp.	1,200,594	8,464
	SAIC Inc.	720,313	8,154
*	Electronic Arts Inc.	545,120	7,921

39

Value Index Fund

			Market
			Value
		Shares	($000)
*	Flextronics
	International Ltd.	1,139,428	7,076
*	Synopsys Inc.	196,357	6,252
	Molex Inc.	175,868	4,806
	Molex Inc. Class A	191,294	4,270
			1,604,161
Materials (4.5%)
	EI du Pont de Nemours
	& Co.	2,450,930	110,218
	Dow Chemical Co.	3,156,155	102,007
	Freeport-McMoRan
	Copper & Gold Inc.	2,500,625	85,521
	LyondellBasell Industries
	NV Class A	833,028	47,558
	Air Products &
	Chemicals Inc.	557,600	46,850
	Mosaic Co.	813,748	46,083
	International Paper Co.	1,094,416	43,602
	Nucor Corp.	836,196	36,107
	Eastman Chemical Co.	402,674	27,402
	Alcoa Inc.	2,809,059	24,383
	CF Industries
	Holdings Inc.	107,409	21,821
	Newmont Mining Corp.	457,696	21,255
	Ashland Inc.	206,942	16,640
	Airgas Inc.	172,539	15,751
	MeadWestvaco Corp.	457,529	14,581
	Cliffs Natural
	Resources Inc.	375,555	14,481
	International Flavors
	& Fragrances Inc.	214,682	14,285
	Reliance Steel &
	Aluminum Co.	198,321	12,316
	Martin Marietta
	Materials Inc.	120,814	11,390
	Rockwood Holdings Inc.	195,981	9,693
	Bemis Co. Inc.	272,156	9,106
	United States Steel Corp.	379,272	9,053
*	Owens-Illinois Inc.	413,200	8,789
	Huntsman Corp.	545,294	8,670
	Sealed Air Corp.	486,041	8,511
	Sigma-Aldrich Corp.	111,331	8,192
	Allegheny
	Technologies Inc.	268,129	8,140
	Sonoco Products Co.	265,101	7,881
	Domtar Corp.	92,293	7,708
	Steel Dynamics Inc.	548,395	7,530
	Rock-Tenn Co. Class A	93,177	6,514
	Vulcan Materials Co.	119,279	6,209
	Walter Energy Inc.	164,510	5,903
	Aptargroup Inc.	113,812	5,431
	Westlake Chemical Corp.	26,396	2,093
			831,674

		Market
		Value
	Shares	($000)
Telecommunication Services (5.2%)
AT&T Inc.	15,197,819	512,319
Verizon
Communications Inc.	7,505,048	324,743
CenturyLink Inc.	1,640,217	64,165
* Sprint Nextel Corp.	3,954,077	22,420
Windstream Corp.	1,548,216	12,819
Frontier
Communications Corp.	2,631,618	11,263
* MetroPCS
Communications Inc.	405,932	4,035
* United States Cellular Corp.	34,136	1,203
		952,967
Utilities (6.7%)
Duke Energy Corp.	1,854,901	118,343
Southern Co.	2,304,499	98,656
Dominion Resources Inc.	1,510,374	78,237
NextEra Energy Inc.	1,057,994	73,203
Exelon Corp.	2,248,511	66,871
American Electric Power
Co. Inc.	1,277,320	54,516
FirstEnergy Corp.	1,101,634	46,004
PG&E Corp.	1,123,371	45,137
PPL Corp.	1,529,825	43,799
Sempra Energy	604,849	42,908
Consolidated Edison Inc.	771,533	42,851
Public Service Enterprise
Group Inc.	1,332,646	40,779
Edison International	815,310	36,844
Xcel Energy Inc.	1,284,279	34,303
Northeast Utilities	826,628	32,305
Entergy Corp.	467,297	29,790
DTE Energy Co.	452,626	27,180
Wisconsin Energy Corp.	607,393	22,382
ONEOK Inc.	513,453	21,950
CenterPoint Energy Inc.	1,070,153	20,600
Ameren Corp.	639,426	19,643
NRG Energy Inc.	849,452	19,529
NiSource Inc.	750,927	18,691
AES Corp.	1,675,723	17,930
American Water Works
Co. Inc.	464,956	17,264
CMS Energy Corp.	698,413	17,027
SCANA Corp.	328,759	15,004
Pinnacle West Capital Corp.	288,694	14,718
OGE Energy Corp.	259,972	14,639
Alliant Energy Corp.	292,444	12,841
AGL Resources Inc.	309,641	12,376
Pepco Holdings Inc.	603,155	11,828
NV Energy Inc.	621,952	11,282
Integrys Energy Group Inc.	206,320	10,774
MDU Resources Group Inc.	472,731	10,041
UGI Corp.	296,340	9,693

40

Value Index Fund

		Market
		Value
	Shares	($000)
National Fuel Gas Co.	186,559	9,457
Aqua America Inc.	368,097	9,357
TECO Energy Inc.	542,158	9,087
* Calpine Corp.	399,405	7,241
		1,245,080
Total Common Stocks
(Cost $17,819,776)		18,430,912
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market
Liquidity Fund, 0.162%
(Cost $13,786)	13,785,508	13,786
Total Investments (100.1%)
(Cost $17,833,562)		18,444,698
Other Assets and Liabilities (-0.1%)
Other Assets		65,473
Liabilities[2]		(82,029)
		(16,556)
Net Assets (100%)		18,428,142

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	19,359,537
Overdistributed Net Investment Income	(16,519)
Accumulated Net Realized Losses	(1,526,012)
Unrealized Appreciation (Depreciation)	611,136
Net Assets	18,428,142

Investor Shares—Net Assets
Applicable to 64,613,089 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,481,862
Net Asset Value Per Share—
Investor Shares	$22.93

Amount
($000)
Admiral Shares—Net Assets
Applicable to 154,351,795 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,539,490
Net Asset Value Per Share—
Admiral Shares	$22.93

Signal Shares—Net Assets
Applicable to 84,280,684 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,011,031
Net Asset Value Per Share—
Signal Shares	$23.86

Institutional Shares—Net Assets
Applicable to 190,517,353 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,368,778
Net Asset Value Per Share—
Institutional Shares	$22.93

ETF Shares—Net Assets
Applicable to 119,534,485 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,026,981
Net Asset Value Per Share—
ETF Shares	$58.79

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $10,613,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $10,842,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends	499,376
Interest[1]	8
Security Lending	1,312
Total Income	500,696
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,049
Management and Administrative—Investor Shares	3,190
Management and Administrative—Admiral Shares	2,533
Management and Administrative—Signal Shares	1,123
Management and Administrative—Institutional Shares	1,986
Management and Administrative—ETF Shares	3,888
Marketing and Distribution—Investor Shares	450
Marketing and Distribution—Admiral Shares	517
Marketing and Distribution—Signal Shares	457
Marketing and Distribution—Institutional Shares	926
Marketing and Distribution—ETF Shares	1,515
Custodian Fees	320
Auditing Fees	30
Shareholders’ Reports—Investor Shares	59
Shareholders’ Reports—Admiral Shares	31
Shareholders’ Reports—Signal Shares	14
Shareholders’ Reports—Institutional Shares	70
Shareholders’ Reports—ETF Shares	193
Trustees’ Fees and Expenses	16
Total Expenses	18,367
Net Investment Income	482,329
Realized Net Gain (Loss) on Investment Securities Sold	583,872
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,269,213
Net Increase (Decrease) in Net Assets Resulting from Operations	2,335,414
1 Interest income from an affiliated company of the fund was $8,000.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	482,329	392,460
Realized Net Gain (Loss)	583,872	1,096,053
Change in Unrealized Appreciation (Depreciation)	1,269,213	(1,314,951)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,335,414	173,562
Distributions
Net Investment Income
Investor Shares	(40,486)	(49,270)
Admiral Shares	(95,460)	(82,151)
Signal Shares	(50,325)	(35,324)
Institutional Shares	(120,114)	(92,665)
ETF Shares	(176,096)	(130,797)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(482,481)	(390,207)
Capital Share Transactions
Investor Shares	(538,521)	(493,934)
Admiral Shares	49,830	76,079
Signal Shares	357,771	479,877
Institutional Shares	484,020	48,177
ETF Shares	1,327,951	803,624
Net Increase (Decrease) from Capital Share Transactions	1,681,051	913,823
Total Increase (Decrease)	3,533,984	697,178
Net Assets
Beginning of Period	14,894,158	14,196,980
End of Period[1]	18,428,142	14,894,158
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($16,519,000) and ($16,367,000).

See accompanying Notes, which are an integral part of the Financial Statements.

43

Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$20.47	$20.79	$18.63	$16.08	$25.94
Investment Operations
Net Investment Income	.595	.521	.459	.498	.660
Net Realized and Unrealized Gain (Loss)
on Investments	2.458	(.325)	2.163	2.561	(9.863)
Total from Investment Operations	3.053	.196	2.622	3.059	(9.203)
Distributions
Dividends from Net Investment Income	(.593)	(.516)	(.462)	(.509)	(.657)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.593)	(.516)	(.462)	(.509)	(.657)
Net Asset Value, End of Period	$22.93	$20.47	$20.79	$18.63	$16.08

Total Return[1]	15.00%	1.00%	14.28%	19.58%	-35.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,482	$1,814	$2,317	$3,357	$2,618
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.26%	0.21%
Ratio of Net Investment Income to
Average Net Assets	2.71%	2.52%	2.43%	3.09%	3.14%
Portfolio Turnover Rate[2]	22%	23%	27%	31%	27%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$20.47	$20.79	$18.63	$16.08	$25.94
Investment Operations
Net Investment Income	.629	.551	.488	.517	.681
Net Realized and Unrealized Gain (Loss)
on Investments	2.458	(.325)	2.162	2.562	(9.863)
Total from Investment Operations	3.087	.226	2.650	3.079	(9.182)
Distributions
Dividends from Net Investment Income	(.627)	(.546)	(.490)	(.529)	(.678)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.627)	(.546)	(.490)	(.529)	(.678)
Net Asset Value, End of Period	$22.93	$20.47	$20.79	$18.63	$16.08

Total Return[1]	15.18%	1.14%	14.45%	19.72%	-35.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,539	$3,116	$3,082	$1,421	$1,262
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.85%	2.66%	2.57%	3.21%	3.24%
Portfolio Turnover Rate[2]	22%	23%	27%	31%	27%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Value Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$21.30	$21.63	$19.38	$16.73	$27.00
Investment Operations
Net Investment Income	.654	.574	.508	.538	.710
Net Realized and Unrealized Gain (Loss)
on Investments	2.558	(.335)	2.252	2.663	(10.274)
Total from Investment Operations	3.212	.239	2.760	3.201	(9.564)
Distributions
Dividends from Net Investment Income	(.652)	(.569)	(.510)	(.551)	(.706)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.652)	(.569)	(.510)	(.551)	(.706)
Net Asset Value, End of Period	$23.86	$21.30	$21.63	$19.38	$16.73

Total Return	15.18%	1.16%	14.46%	19.70%	-35.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,011	$1,467	$1,018	$907	$638
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.85%	2.66%	2.57%	3.21%	3.24%
Portfolio Turnover Rate[1]	22%	23%	27%	31%	27%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$20.47	$20.79	$18.63	$16.08	$25.94
Investment Operations
Net Investment Income	.633	.556	.496	.527	.690
Net Realized and Unrealized Gain (Loss)
on Investments	2.458	(.325)	2.162	2.562	(9.864)
Total from Investment Operations	3.091	.231	2.658	3.089	(9.174)
Distributions
Dividends from Net Investment Income	(.631)	(.551)	(.498)	(.539)	(.686)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.631)	(.551)	(.498)	(.539)	(.686)
Net Asset Value, End of Period	$22.93	$20.47	$20.79	$18.63	$16.08

Total Return	15.20%	1.17%	14.49%	19.79%	-35.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,369	$3,449	$3,450	$2,812	$1,992
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.87%	2.68%	2.61%	3.27%	3.28%
Portfolio Turnover Rate[1]	22%	23%	27%	31%	27%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$52.48	$53.29	$47.75	$41.21	$66.51
Investment Operations
Net Investment Income	1.613	1.414	1.252	1.324	1.754
Net Realized and Unrealized Gain (Loss)
on Investments	6.305	(.821)	5.545	6.573	(25.311)
Total from Investment Operations	7.918	.593	6.797	7.897	(23.557)
Distributions
Dividends from Net Investment Income	(1.608)	(1.403)	(1.257)	(1.357)	(1.743)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.608)	(1.403)	(1.257)	(1.357)	(1.743)
Net Asset Value, End of Period	$58.79	$52.48	$53.29	$47.75	$41.21

Total Return	15.19%	1.16%	14.45%	19.72%	-35.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,027	$5,049	$4,330	$3,145	$2,165
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.85%	2.66%	2.57%	3.21%	3.25%
Portfolio Turnover Rate[1]	22%	23%	27%	31%	27%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed

49

Value Index Fund

capital of $2,472,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.99% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2012, the fund realized $524,026,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2012, the fund had $4,414,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $67,045,000 to offset taxable capital gains realized during the year ended December 31, 2012. At December 31, 2012, the fund had available capital losses totaling $1,525,636,000 to offset future net capital gains. Of this amount, $1,518,501,000 is subject to expiration on December 31, 2017. Capital losses of $7,135,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2012, the cost of investment securities for tax purposes was $17,833,939,000. Net unrealized appreciation of investment securities for tax purposes was $610,759,000, consisting of unrealized gains of $2,019,083,000 on securities that had risen in value since their purchase and $1,408,324,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2012, the fund purchased $7,331,815,000 of investment securities and sold $5,631,612,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,217,619,000 and $1,906,998,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

50

Value Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	263,810	11,888	368,539	17,523
Issued in Lieu of Cash Distributions	38,404	1,711	47,218	2,327
Redeemed	(840,735)	(37,593)	(909,691)	(42,688)
Net Increase (Decrease) —Investor Shares	(538,521)	(23,994)	(493,934)	(22,838)
Admiral Shares
Issued	398,762	17,922	417,107	20,195
Issued in Lieu of Cash Distributions	84,832	3,775	73,106	3,613
Redeemed	(433,764)	(19,522)	(414,134)	(19,900)
Net Increase (Decrease) —Admiral Shares	49,830	2,175	76,079	3,908
Signal Shares
Issued	740,791	32,096	828,438	37,846
Issued in Lieu of Cash Distributions	41,738	1,783	30,038	1,431
Redeemed	(424,758)	(18,449)	(378,599)	(17,473)
Net Increase (Decrease)—Signal Shares	357,771	15,430	479,877	21,804
Institutional Shares
Issued	1,186,579	53,648	647,946	30,995
Issued in Lieu of Cash Distributions	114,935	5,113	86,882	4,295
Redeemed	(817,494)	(36,688)	(686,651)	(32,819)
Net Increase (Decrease) —Institutional Shares	484,020	22,073	48,177	2,471
ETF Shares
Issued	3,242,989	57,134	1,423,420	26,848
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,915,038)	(33,800)	(619,796)	(11,900)
Net Increase (Decrease)—ETF Shares	1,327,951	23,334	803,624	14,948

G. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced an upcoming change in the fund’s benchmark index from the MSCI US Prime Market Value Index to the CRSP US Large Cap Value Index. The fund’s investment objective is not changing. The transition to the new benchmark is expected to be completed over several months, and will require some turnover of holdings with resulting transaction costs. Vanguard will seek to minimize trading impact through efficient portfolio trading.

51

Large-Cap Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VLACX	VLCAX	VLCSX	VLISX	VV
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.10%
30-Day SEC Yield	1.99%	2.13%	2.13%	2.15%	2.13%

Portfolio Characteristics
			DJ U.S.
		MSCI US	Total
		Prime Market	Market
	Fund	750 Index	FA Index
Number of Stocks	753	753	3,604
Median Market Cap	$46.0B	$46.0B	$35.1B
Price/Earnings Ratio	16.2x	16.2x	16.8x
Price/Book Ratio	2.2x	2.2x	2.1x
Return on Equity	18.2%	18.2%	17.1%
Earnings Growth Rate	10.1%	10.1%	9.7%
Dividend Yield	2.2%	2.2%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	8%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
		DJ
		U.S.
		Total
	MSCI US	Market
	Prime Market	FA
	750 Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.98

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.6%
Exxon Mobil Corp.	Integrated Oil & Gas	2.9
General Electric Co.	Industrial
	Conglomerates	1.6
Chevron Corp.	Integrated Oil & Gas	1.5
International Business	IT Consulting &
Machines Corp.	Other Services	1.5
Microsoft Corp.	Systems Software	1.4
AT&T Inc.	Integrated
	Telecommunication
	Services	1.4
Johnson & Johnson	Pharmaceuticals	1.4
Pfizer Inc.	Pharmaceuticals	1.3
Procter & Gamble Co.	Household Products	1.3
Top Ten		17.9%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

52

Large-Cap Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ U.S.
		Prime	Total
		Market	Market FA
	Fund	750 Index	Index
Consumer Discretionary 12.3%		12.3%	12.3%
Consumer Staples	10.2	10.2	9.3
Energy	10.8	10.8	10.2
Financials	15.6	15.6	16.9
Health Care	11.8	11.8	11.7
Industrials	10.4	10.4	11.1
Information Technology	18.7	18.7	18.3
Materials	3.9	3.9	4.0
Telecommunication
Services	2.9	2.9	2.7
Utilities	3.4	3.4	3.5

53

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 30, 2004, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/30/2004)	Investment
Large-Cap Index Fund Investor
Shares	15.94%	1.77%	5.05%	$15,518
MSCI US Prime Market 750 Index	16.18	1.95	5.22	15,741
Large-Cap Core Funds Average	14.94	0.50	3.48	13,572
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	5.38	15,962

Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(2/2/2004)	Investment
Large-Cap Index Fund Admiral Shares	16.06%	1.90%	5.14%	$15,625
MSCI US Prime Market 750 Index	16.18	1.95	5.18	15,688
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	5.35	15,916
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

54

Large-Cap Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/30/2007)	Investment
Large-Cap Index Fund Signal Shares	16.07%	1.91%	2.14%	$11,194
MSCI US Prime Market 750 Index	16.18	1.95	2.17	11,214
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	2.34	11,313
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(6/30/2005)	Investment
Large-Cap Index Fund Institutional Shares	16.11%	1.94%	4.97%	$7,195,797
MSCI US Prime Market 750 Index	16.18	1.95	4.98	7,201,946
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	5.08	7,250,891
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/27/2004)	Investment
Large-Cap Index Fund
ETF Shares Net Asset Value	16.09%	1.91%	5.05%	$15,524
MSCI US Prime Market 750 Index	16.18	1.95	5.08	15,567
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	5.23	15,758
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

55

Large-Cap Index Fund

Cumulative Returns of ETF Shares: January 27, 2004, Through December 31, 2012

			Since
	One	Five	Inception
	Year	Years	(1/27/2004)
Large-Cap Index Fund ETF Shares Market
Price	16.10%	10.13%	55.20%
Large-Cap Index Fund ETF Shares Net Asset
Value	16.09	9.93	55.24
MSCI US Prime Market 750 Index	16.18	10.11	55.67
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): January 30, 2004, Through December 31, 2012

Large-Cap Index Fund Investor Shares
MSCI US Prime Market 750 Index

56

Large-Cap Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (12.3%)
	Home Depot Inc.	671,947	41,560
*	Amazon.com Inc.	161,215	40,488
	McDonald’s Corp.	449,494	39,650
	Walt Disney Co.	760,006	37,841
	Comcast Corp. Class A	908,576	33,963
	News Corp. Class A	846,493	21,619
	Ford Motor Co.	1,585,543	20,533
	Time Warner Inc.	423,186	20,241
	Lowe’s Cos. Inc.	524,753	18,639
	Starbucks Corp.	338,915	18,173
	NIKE Inc. Class B	324,664	16,753
	Target Corp.	277,476	16,418
*	DIRECTV	279,954	14,043
	TJX Cos. Inc.	328,279	13,935
*	priceline.com Inc.	22,225	13,806
	Yum! Brands Inc.	203,273	13,497
	Time Warner Cable Inc.	136,662	13,282
	Viacom Inc. Class B	206,709	10,902
	Comcast Corp.	291,383	10,475
	CBS Corp. Class B	265,853	10,116
*	General Motors Co.	348,790	10,056
	Johnson Controls Inc.	304,612	9,352
	Las Vegas Sands Corp.	183,521	8,471
	Carnival Corp.	199,136	7,322
	Coach Inc.	126,981	7,049
	Macy’s Inc.	179,299	6,996
	McGraw-Hill Cos. Inc.	112,288	6,139
	VF Corp.	39,147	5,910
	Omnicom Group Inc.	118,249	5,908
*	Bed Bath & Beyond Inc.	103,543	5,789
	Mattel Inc.	151,815	5,559
	Ross Stores Inc.	100,474	5,441
*	Liberty Media Corp. -
	Liberty Capital Class A	46,429	5,386
*	AutoZone Inc.	15,003	5,318
*	Delphi Automotive plc	136,638	5,226
*	Dollar General Corp.	117,005	5,159

			Market
			Value
		Shares	($000)
	Limited Brands Inc.	108,757	5,118
	Starwood Hotels &
	Resorts Worldwide Inc.	87,503	5,019
	Harley-Davidson Inc.	101,480	4,956
	Sirius XM Radio Inc.	1,707,670	4,935
*	O’Reilly Automotive Inc.	53,077	4,746
*	Liberty Interactive Corp.
	Class A	229,460	4,516
	Genuine Parts Co.	69,078	4,392
	Gap Inc.	139,168	4,320
	Marriott International Inc.
	Class A	114,943	4,284
	Kohl’s Corp.	99,235	4,265
*	Chipotle Mexican Grill Inc.
	Class A	14,114	4,198
	Virgin Media Inc.	113,652	4,177
*	Dollar Tree Inc.	102,553	4,160
*	Discovery Communications
	Inc. Class A	64,917	4,121
	Ralph Lauren Corp. Class A	26,910	4,034
	Wynn Resorts Ltd.	35,816	4,029
*	Liberty Global Inc. Class A	61,068	3,847
	Nordstrom Inc.	71,584	3,830
*	CarMax Inc.	101,685	3,817
*	BorgWarner Inc.	50,960	3,650
	Whirlpool Corp.	34,501	3,510
	PVH Corp.	31,483	3,495
	Staples Inc.	303,925	3,465
	DISH Network Corp.
	Class A	94,489	3,439
*	Lululemon Athletica Inc.	44,852	3,419
	Wyndham Worldwide Corp.	63,268	3,366
	PetSmart Inc.	48,127	3,289
	Tiffany & Co.	56,382	3,233
*	Liberty Global Inc.	49,584	2,913
	Newell Rubbermaid Inc.	128,607	2,864
	Autoliv Inc.	42,435	2,860
	Family Dollar Stores Inc.	44,239	2,805
*	PulteGroup Inc.	153,833	2,794
	Tractor Supply Co.	31,553	2,788

57

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	LKQ Corp.	131,938	2,784
	Lennar Corp. Class A	71,001	2,746
	Expedia Inc.	43,728	2,687
	Ulta Salon Cosmetics &
	Fragrance Inc.	26,616	2,615
	Darden Restaurants Inc.	57,032	2,570
	DR Horton Inc.	127,962	2,531
*	TRW Automotive
	Holdings Corp.	46,151	2,474
*	Discovery
	Communications Inc.	42,180	2,468
	Polaris Industries Inc.	28,927	2,434
*	Mohawk Industries Inc.	26,316	2,381
	Advance Auto Parts Inc.	32,604	2,359
	H&R Block Inc.	121,289	2,252
	Scripps Networks
	Interactive Inc. Class A	38,426	2,226
*	Toll Brothers Inc.	67,723	2,189
*	Netflix Inc.	23,499	2,180
	Foot Locker Inc.	67,481	2,167
*	Fossil Inc.	23,210	2,161
	Interpublic Group of
	Cos. Inc.	195,633	2,156
	Royal Caribbean Cruises Ltd.	63,362	2,154
^	Garmin Ltd.	52,006	2,123
*	TripAdvisor Inc.	49,006	2,056
*	Urban Outfitters Inc.	52,058	2,049
	Lear Corp.	43,562	2,040
*	Panera Bread Co. Class A	12,627	2,006
*	NVR Inc.	2,174	2,000
	Dick’s Sporting Goods Inc.	43,302	1,970
	Signet Jewelers Ltd.	36,007	1,923
*	MGM Resorts International	164,128	1,910
*	Sally Beauty Holdings Inc.	80,134	1,889
	Hasbro Inc.	52,105	1,871
	Gannett Co. Inc.	103,002	1,855
	Abercrombie & Fitch Co.	36,766	1,764
*	Jarden Corp.	33,770	1,746
	Williams-Sonoma Inc.	39,736	1,739
*	Under Armour Inc. Class A	35,338	1,715
	Leggett & Platt Inc.	62,579	1,703
	International Game
	Technology	118,953	1,686
	American Eagle
	Outfitters Inc.	78,739	1,615
	Tupperware Brands Corp.	24,949	1,599
	Dunkin’ Brands Group Inc.	46,909	1,556
	Best Buy Co. Inc.	129,604	1,536
*	Goodyear Tire & Rubber Co.	108,908	1,504
	JC Penney Co. Inc.	72,914	1,437
	GameStop Corp. Class A	55,771	1,399
*	Charter Communications
	Inc. Class A	17,901	1,365
	Harman International
	Industries Inc.	30,097	1,344

			Market
			Value
		Shares	($000)
	Cablevision Systems Corp.
	Class A	85,758	1,281
	News Corp. Class B	47,467	1,246
	Gentex Corp.	64,946	1,222
*	Lamar Advertising Co.
	Class A	28,169	1,092
*	Apollo Group Inc. Class A	45,903	960
*	Tempur-Pedic
	International Inc.	26,854	846
*	Hyatt Hotels Corp. Class A	20,879	805
	Washington Post Co.
	Class B	2,104	768
	Guess? Inc.	30,697	753
*	Sears Holdings Corp.	16,922	700
	Weight Watchers
	International Inc.	12,681	664
*	AutoNation Inc.	16,257	645
	Burger King Worldwide Inc.	31,718	521
	Allison Transmission
	Holdings Inc.	16,531	338
			766,444
Consumer Staples (10.2%)
	Procter & Gamble Co.	1,229,139	83,446
	Coca-Cola Co.	1,810,188	65,619
	Philip Morris
	International Inc.	751,445	62,851
	Wal-Mart Stores Inc.	829,576	56,602
	PepsiCo Inc.	693,755	47,474
	Altria Group Inc.	906,415	28,480
	CVS Caremark Corp.	567,305	27,429
	Colgate-Palmolive Co.	211,446	22,105
	Mondelez International
	Inc. Class A	751,748	19,147
	Costco Wholesale Corp.	192,793	19,042
	Kimberly-Clark Corp.	176,107	14,869
	Walgreen Co.	398,962	14,766
	General Mills Inc.	289,142	11,684
	Kraft Foods Group Inc.	250,384	11,385
	Sysco Corp.	261,289	8,272
	HJ Heinz Co.	142,795	8,236
	Archer-Daniels-Midland Co.	293,402	8,036
	Whole Foods Market Inc.	78,263	7,148
	Lorillard Inc.	58,149	6,784
	Estee Lauder Cos. Inc.
	Class A	104,834	6,275
	Reynolds American Inc.	151,139	6,262
	Kellogg Co.	111,557	6,230
	Kroger Co.	230,496	5,998
	Mead Johnson Nutrition Co.	90,707	5,977
	ConAgra Foods Inc.	180,806	5,334
	Hershey Co.	70,089	5,062
	Bunge Ltd.	64,986	4,724
	JM Smucker Co.	49,196	4,243
	Coca-Cola Enterprises Inc.	131,154	4,162

58

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Dr Pepper Snapple
	Group Inc.	93,794	4,144
	Clorox Co.	54,769	4,010
	Beam Inc.	63,440	3,876
*	Monster Beverage Corp.	66,783	3,532
	Brown-Forman Corp.
	Class B	54,358	3,438
	McCormick & Co. Inc.	53,460	3,396
	Church & Dwight Co. Inc.	61,984	3,320
	Campbell Soup Co.	84,417	2,945
	Molson Coors Brewing Co.
	Class B	66,405	2,841
	Avon Products Inc.	192,368	2,762
	Tyson Foods Inc. Class A	129,983	2,522
*	Green Mountain Coffee
	Roasters Inc.	58,826	2,433
*	Constellation Brands Inc.
	Class A	68,463	2,423
	Energizer Holdings Inc.	28,622	2,289
*	Ralcorp Holdings Inc.	24,700	2,214
	Ingredion Inc.	33,911	2,185
	Hormel Foods Corp.	65,068	2,031
	Safeway Inc.	106,610	1,929
	Herbalife Ltd.	50,172	1,653
	Hillshire Brands Co.	52,893	1,488
*	Smithfield Foods Inc.	64,972	1,401
			634,474
Energy (10.7%)
	Exxon Mobil Corp.	2,057,654	178,090
	Chevron Corp.	874,658	94,586
	Schlumberger Ltd.	591,549	40,988
	ConocoPhillips	514,343	29,827
	Occidental
	Petroleum Corp.	361,075	27,662
	Anadarko Petroleum Corp.	222,860	16,561
	EOG Resources Inc.	120,415	14,545
	Halliburton Co.	413,703	14,351
	Phillips 66	265,604	14,104
	Apache Corp.	174,515	13,699
	National Oilwell Varco Inc.	190,218	13,001
	Kinder Morgan Inc.	287,716	10,165
	Williams Cos. Inc.	300,269	9,831
	Marathon Oil Corp.	314,260	9,635
	Marathon Petroleum Corp.	150,920	9,508
	Devon Energy Corp.	171,405	8,920
	Valero Energy Corp.	245,734	8,384
	Noble Energy Inc.	79,351	8,073
	Baker Hughes Inc.	195,778	7,996
	Spectra Energy Corp.	290,815	7,963
	Hess Corp.	136,915	7,251
*	Cameron
	International Corp.	109,672	6,192
	Ensco plc Class A	103,350	6,127
	Pioneer Natural
	Resources Co.	52,051	5,548

			Market
			Value
		Shares	($000)
*	Southwestern Energy Co.	155,450	5,194
	Chesapeake Energy Corp.	296,374	4,926
	Murphy Oil Corp.	82,188	4,894
	Cabot Oil & Gas Corp.	93,530	4,652
*	FMC Technologies Inc.	106,107	4,545
	Range Resources Corp.	72,294	4,542
	HollyFrontier Corp.	86,090	4,007
	EQT Corp.	66,636	3,930
	Noble Corp.	112,515	3,918
*	Weatherford
	International Ltd.	337,819	3,780
*	Concho Resources Inc.	44,071	3,550
*	Kinder Morgan
	Management LLC	44,920	3,390
	CONSOL Energy Inc.	101,314	3,252
	Peabody Energy Corp.	119,444	3,178
*	Denbury Resources Inc.	174,182	2,822
	Tesoro Corp.	62,240	2,742
*	Plains Exploration &
	Production Co.	57,452	2,697
	Helmerich & Payne Inc.	46,993	2,632
	Oceaneering
	International Inc.	47,981	2,581
	QEP Resources Inc.	79,095	2,394
	Core Laboratories NV	21,068	2,303
*	Whiting Petroleum Corp.	52,297	2,268
	Cimarex Energy Co.	38,250	2,208
	Diamond Offshore
	Drilling Inc.	30,892	2,099
*	Cobalt International
	Energy Inc.	82,847	2,035
*	Dresser-Rand Group Inc.	33,835	1,899
*	Nabors Industries Ltd.	129,986	1,878
*	Rowan Cos. plc Class A	55,828	1,746
*	Oil States International Inc.	24,300	1,738
*	Newfield Exploration Co.	60,028	1,608
	SM Energy Co.	28,937	1,511
*	Continental Resources Inc.	20,284	1,491
*	Superior Energy
	Services Inc.	70,643	1,464
	Energen Corp.	32,098	1,447
*	WPX Energy Inc.	88,559	1,318
	Patterson-UTI Energy Inc.	68,063	1,268
*	Ultra Petroleum Corp.	68,077	1,234
*	McDermott
	International Inc.	105,976	1,168
*	SandRidge Energy Inc.	166,512	1,057
*	Laredo Petroleum
	Holdings Inc.	17,564	319
			668,692
Financials (15.6%)
	Wells Fargo & Co.	2,236,884	76,457
	JPMorgan Chase & Co.	1,693,391	74,458
	Bank of America Corp.	4,804,060	55,727
	Citigroup Inc.	1,307,217	51,714

59

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Berkshire Hathaway Inc.
	Class B	411,736	36,933
	US Bancorp	845,057	26,991
	American Express Co.	454,988	26,153
	Goldman Sachs Group Inc.	203,105	25,908
*	American International
	Group Inc.	625,368	22,075
	Simon Property Group Inc.	135,254	21,382
	Capital One Financial Corp.	259,075	15,008
	PNC Financial Services
	Group Inc.	236,089	13,766
	American Tower
	Corporation	176,229	13,617
	Bank of New York
	Mellon Corp.	526,303	13,526
	Morgan Stanley	660,078	12,621
	MetLife Inc.	378,923	12,482
	Travelers Cos. Inc.	171,898	12,346
	BlackRock Inc.	59,637	12,328
	ACE Ltd.	151,068	12,055
	Aflac Inc.	208,871	11,095
	Prudential Financial Inc.	206,699	11,023
	State Street Corp.	213,443	10,034
	Public Storage	65,092	9,436
	HCP Inc.	201,702	9,113
	BB&T Corp.	311,422	9,065
	Chubb Corp.	118,578	8,931
	Discover Financial Services	229,364	8,842
	Allstate Corp.	216,039	8,678
	Ventas Inc.	131,587	8,516
	Marsh & McLennan
	Cos. Inc.	242,362	8,354
	Franklin Resources Inc.	66,450	8,353
	Equity Residential	143,260	8,119
	Aon plc	136,380	7,583
	Prologis Inc.	205,185	7,487
	T. Rowe Price Group Inc.	113,034	7,362
	CME Group Inc.	140,639	7,132
	Boston Properties Inc.	67,160	7,106
	Health Care REIT Inc.	113,603	6,963
	Charles Schwab Corp.	482,388	6,927
	SunTrust Banks Inc.	239,824	6,799
	AvalonBay
	Communities Inc.	50,122	6,796
	Weyerhaeuser Co.	239,542	6,664
	Fifth Third Bancorp	409,375	6,218
	Annaly Capital
	Management Inc.	434,149	6,095
	Vornado Realty Trust	74,459	5,963
	Ameriprise Financial Inc.	93,843	5,877
	Loews Corp.	140,944	5,743
	Progressive Corp.	257,777	5,439
	Invesco Ltd.	198,282	5,173
	Host Hotels & Resorts Inc.	321,824	5,043
	M&T Bank Corp.	50,771	4,999

			Market
			Value
		Shares	($000)
	Northern Trust Corp.	96,414	4,836
	Moody’s Corp.	89,117	4,484
	Regions Financial Corp.	629,564	4,483
	American Capital
	Agency Corp.	152,179	4,404
	Hartford Financial Services
	Group Inc.	184,419	4,138
*	IntercontinentalExchange
	Inc.	32,363	4,007
	Principal Financial
	Group Inc.	131,402	3,748
	General Growth
	Properties Inc.	188,051	3,733
	Digital Realty Trust Inc.	54,286	3,685
	SLM Corp.	209,040	3,581
	KeyCorp	420,240	3,538
	Kimco Realty Corp.	181,260	3,502
	NYSE Euronext	109,522	3,454
	Macerich Co.	59,240	3,454
	XL Group plc Class A	136,121	3,411
*	CIT Group Inc.	84,905	3,281
	Lincoln National Corp.	124,270	3,219
	Plum Creek Timber Co. Inc.	71,882	3,189
	SL Green Realty Corp.	40,120	3,075
	Federal Realty
	Investment Trust	28,675	2,983
*	Affiliated Managers
	Group Inc.	22,867	2,976
	Rayonier Inc.	54,607	2,830
*	CBRE Group Inc. Class A	138,842	2,763
	Cincinnati Financial Corp.	68,717	2,691
*	Arch Capital Group Ltd.	60,692	2,672
	UDR Inc.	111,405	2,649
	Comerica Inc.	86,185	2,615
	Unum Group	124,696	2,596
	Willis Group Holdings plc	77,037	2,583
	New York Community
	Bancorp Inc.	195,585	2,562
	Everest Re Group Ltd.	23,160	2,546
	Camden Property Trust	37,159	2,535
	Huntington Bancshares Inc.	382,268	2,443
	Essex Property Trust Inc.	16,337	2,396
	Realty Income Corp.	59,440	2,390
	PartnerRe Ltd.	27,617	2,223
	Leucadia National Corp.	92,509	2,201
	Torchmark Corp.	42,452	2,194
	Taubman Centers Inc.	27,384	2,156
	American Campus
	Communities Inc.	46,693	2,154
	Fidelity National Financial
	Inc. Class A	89,885	2,117
	Raymond James
	Financial Inc.	52,473	2,022
	WR Berkley Corp.	51,851	1,957

60

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Alexandria Real Estate
	Equities Inc.	28,198	1,955
	Ares Capital Corp.	109,453	1,915
*	Alleghany Corp.	5,681	1,906
	Regency Centers Corp.	40,256	1,897
	People’s United
	Financial Inc.	156,401	1,891
	Senior Housing
	Properties Trust	79,219	1,873
	Liberty Property Trust	52,322	1,872
	Arthur J Gallagher & Co.	53,967	1,870
	RenaissanceRe
	Holdings Ltd.	22,593	1,836
	Zions Bancorporation	82,771	1,771
	Reinsurance Group of
	America Inc. Class A	33,079	1,770
	Axis Capital Holdings Ltd.	51,006	1,767
*	Ocwen Financial Corp.	51,041	1,766
*	Markel Corp.	4,065	1,762
	Hudson City Bancorp Inc.	213,812	1,738
	DDR Corp.	109,360	1,713
*	MSCI Inc. Class A	54,226	1,680
	Duke Realty Corp.	120,844	1,676
	HCC Insurance
	Holdings Inc.	44,843	1,669
	Jones Lang LaSalle Inc.	19,706	1,654
*	Genworth Financial Inc.
	Class A	218,944	1,644
	TD Ameritrade Holding Corp.	97,307	1,636
	Eaton Vance Corp.	51,277	1,633
	SEI Investments Co.	61,836	1,443
	Legg Mason Inc.	54,472	1,401
	NASDAQ OMX Group Inc.	55,742	1,394
	Brown & Brown Inc.	54,231	1,381
	Weingarten Realty Investors	51,294	1,373
	Piedmont Office Realty
	Trust Inc. Class A	75,152	1,356
	Cullen/Frost Bankers Inc.	24,575	1,334
	First Republic Bank	40,561	1,330
	White Mountains Insurance
	Group Ltd.	2,509	1,292
	Hospitality Properties Trust	54,953	1,287
	Assurant Inc.	36,560	1,269
	American Financial
	Group Inc.	31,743	1,254
	Validus Holdings Ltd.	36,177	1,251
	Commerce Bancshares Inc.	35,325	1,238
	Chimera Investment Corp.	457,376	1,194
	CBOE Holdings Inc.	38,854	1,145
	Jefferies Group Inc.	59,713	1,109
	Erie Indemnity Co. Class A	12,748	882
	WP Carey Inc.	14,005	730
	LPL Financial Holdings Inc.	25,169	709
	BOK Financial Corp.	12,265	668
			972,885

			Market
			Value
		Shares	($000)
Health Care (11.7%)
	Johnson & Johnson	1,229,007	86,153
	Pfizer Inc.	3,329,643	83,507
	Merck & Co. Inc.	1,357,657	55,582
	Abbott Laboratories	699,559	45,821
	Amgen Inc.	343,703	29,668
	UnitedHealth Group Inc.	460,450	24,975
*	Gilead Sciences Inc.	337,358	24,779
	Bristol-Myers Squibb Co.	748,684	24,400
	Eli Lilly & Co.	465,745	22,970
*	Express Scripts Holding Co.	361,586	19,526
	Medtronic Inc.	457,042	18,748
	Baxter International Inc.	244,083	16,271
*	Celgene Corp.	192,449	15,150
*	Biogen Idec Inc.	100,173	14,692
	Allergan Inc.	137,148	12,581
	Covidien plc	214,123	12,363
	Thermo Fisher
	Scientific Inc.	163,063	10,400
	McKesson Corp.	105,135	10,194
	WellPoint Inc.	144,831	8,823
*	Intuitive Surgical Inc.	17,791	8,724
*	Alexion Pharmaceuticals Inc.	86,155	8,082
	Stryker Corp.	135,594	7,433
	Becton Dickinson and Co.	88,842	6,946
	Aetna Inc.	148,825	6,891
	Cigna Corp.	128,670	6,879
	Agilent Technologies Inc.	154,792	6,337
	Cardinal Health Inc.	151,932	6,257
*	Regeneron
	Pharmaceuticals Inc.	33,516	5,734
	Zimmer Holdings Inc.	77,931	5,195
	St. Jude Medical Inc.	139,851	5,054
*	Cerner Corp.	64,760	5,028
*	Mylan Inc.	180,751	4,967
	Humana Inc.	72,009	4,942
*	Watson
	Pharmaceuticals Inc.	56,821	4,887
*	DaVita HealthCare
	Partners Inc.	43,945	4,857
	AmerisourceBergen
	Corp. Class A	112,019	4,837
*	Edwards Lifesciences Corp.	51,538	4,647
*	Forest Laboratories Inc.	118,280	4,178
	Quest Diagnostics Inc.	70,666	4,118
	Perrigo Co.	39,512	4,110
*	Vertex Pharmaceuticals Inc.	96,077	4,029
*	Life Technologies Corp.	78,011	3,829
*	Laboratory Corp. of
	America Holdings	42,706	3,699
*	Boston Scientific Corp.	632,068	3,622
	CR Bard Inc.	35,416	3,462
*	Varian Medical Systems Inc.	49,234	3,458
*	Waters Corp.	38,997	3,397
*	Henry Schein Inc.	39,406	3,171

61

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Illumina Inc.	54,764	3,044
	HCA Holdings Inc.	98,629	2,976
*	CareFusion Corp.	98,837	2,825
*	BioMarin
	Pharmaceutical Inc.	54,971	2,707
*	Mettler-Toledo
	International Inc.	13,851	2,677
	Coventry Health Care Inc.	59,621	2,673
	ResMed Inc.	63,548	2,642
	DENTSPLY
	International Inc.	63,085	2,499
*	Hologic Inc.	117,867	2,361
*	IDEXX Laboratories Inc.	25,440	2,361
*	Hospira Inc.	73,861	2,307
*	Onyx Pharmaceuticals Inc.	29,121	2,199
	Cooper Cos. Inc.	21,497	1,988
	Universal Health Services
	Inc. Class B	40,209	1,944
	Omnicare Inc.	49,669	1,793
*	Medivation Inc.	32,772	1,677
*	Covance Inc.	24,818	1,434
*	Pharmacyclics Inc.	24,693	1,430
*	Endo Health Solutions Inc.	52,035	1,367
	Patterson Cos. Inc.	39,011	1,335
	Warner Chilcott plc
	Class A	95,690	1,152
*	Bio-Rad Laboratories Inc.
	Class A	8,887	934
*	Allscripts Healthcare
	Solutions Inc.	73,439	692
			732,390
Industrials (10.4%)
	General Electric Co.	4,706,826	98,796
	United Technologies Corp.	386,251	31,677
	3M Co.	292,756	27,182
	Union Pacific Corp.	211,148	26,546
	Caterpillar Inc.	291,318	26,096
	Boeing Co.	318,390	23,994
	United Parcel Service Inc.
	Class B	323,875	23,879
	Honeywell
	International Inc.	330,684	20,989
	Emerson Electric Co.	324,322	17,176
	Danaher Corp.	263,548	14,732
	Deere & Co.	165,909	14,338
	Precision Castparts Corp.	64,818	12,278
	FedEx Corp.	133,083	12,206
	Illinois Tool Works Inc.	188,191	11,444
	Lockheed Martin Corp.	122,986	11,350
	Eaton Corp. plc	206,632	11,200
	General Dynamics Corp.	133,591	9,254
	CSX Corp.	463,241	9,140
	Norfolk Southern Corp.	142,567	8,816
	Cummins Inc.	80,722	8,746
	Raytheon Co.	148,132	8,527

			Market
			Value
		Shares	($000)
	Northrop Grumman Corp.	104,614	7,070
	PACCAR Inc.	149,518	6,760
	Waste Management Inc.	196,160	6,618
	Ingersoll-Rand plc	137,322	6,586
	Tyco International Ltd.	204,865	5,992
	Fastenal Co.	125,329	5,852
	Parker Hannifin Corp.	66,544	5,660
	Dover Corp.	81,438	5,351
	WW Grainger Inc.	26,382	5,339
	Rockwell Automation Inc.	62,821	5,276
	Stanley Black & Decker Inc.	71,102	5,259
	Roper Industries Inc.	43,525	4,852
	ADT Corp.	103,031	4,790
	Pentair Ltd.	93,307	4,586
	CH Robinson
	Worldwide Inc.	71,930	4,547
*	Delta Air Lines Inc.	378,720	4,495
	Fluor Corp.	74,367	4,368
	Kansas City Southern	48,969	4,088
	AMETEK Inc.	107,996	4,057
	Republic Services Inc.
	Class A	138,279	4,056
	Expeditors International of
	Washington Inc.	93,735	3,707
*	Stericycle Inc.	38,134	3,557
	Rockwell Collins Inc.	60,129	3,498
*	United Continental
	Holdings Inc.	147,990	3,460
	Southwest Airlines Co.	330,980	3,389
	Flowserve Corp.	22,892	3,361
	L-3 Communications
	Holdings Inc.	42,923	3,289
*	Verisk Analytics Inc.
	Class A	62,714	3,198
	Pall Corp.	51,689	3,115
	Textron Inc.	125,087	3,101
	Joy Global Inc.	47,117	3,005
	TransDigm Group Inc.	21,741	2,965
	Equifax Inc.	53,344	2,887
	Masco Corp.	160,271	2,670
*	Quanta Services Inc.	93,124	2,541
	JB Hunt Transport
	Services Inc.	42,045	2,511
*	Jacobs Engineering
	Group Inc.	57,701	2,456
*	IHS Inc. Class A	24,907	2,391
*	B/E Aerospace Inc.	46,486	2,296
*	Hertz Global Holdings Inc.	140,636	2,288
	Xylem Inc.	82,590	2,238
*	AGCO Corp.	43,643	2,144
*	Fortune Brands Home
	& Security Inc.	71,900	2,101
	Donaldson Co. Inc.	63,308	2,079
	Cintas Corp.	50,674	2,073
	Snap-on Inc.	25,994	2,053

62

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Hubbell Inc. Class B	23,453	1,985
	Iron Mountain Inc.	63,617	1,975
	KBR Inc.	65,610	1,963
	Robert Half
	International Inc.	59,973	1,908
	Wabtec Corp.	21,495	1,882
*	Owens Corning	50,136	1,855
*	WABCO Holdings Inc.	28,389	1,851
	Timken Co.	36,830	1,762
	Waste Connections Inc.	52,111	1,761
	IDEX Corp.	37,056	1,724
*	Nielsen Holdings NV	56,260	1,721
	Nordson Corp.	25,637	1,618
	SPX Corp.	22,570	1,583
	Dun & Bradstreet Corp.	20,089	1,580
	Avery Dennison Corp.	45,174	1,578
	MSC Industrial Direct
	Co. Inc. Class A	20,713	1,561
	Gardner Denver Inc.	21,964	1,505
	Manpower Inc.	35,267	1,497
	Towers Watson & Co.
	Class A	26,334	1,480
*	Sensata Technologies
	Holding NV	44,069	1,431
*	Copart Inc.	48,122	1,420
	URS Corp.	34,647	1,360
	Babcock & Wilcox Co.	47,582	1,247
*	Foster Wheeler AG	48,452	1,178
	Pitney Bowes Inc.	90,860	967
*	Spirit Aerosystems
	Holdings Inc. Class A	53,929	915
	RR Donnelley & Sons Co.	81,827	737
			648,385
Information Technology (18.7%)
	Apple Inc.	417,870	222,737
	International Business
	Machines Corp.	483,952	92,701
	Microsoft Corp.	3,363,328	89,902
*	Google Inc. Class A	116,778	82,839
	Oracle Corp.	1,741,218	58,017
	QUALCOMM Inc.	759,351	47,095
	Cisco Systems Inc.	2,387,959	46,923
	Intel Corp.	2,230,159	46,008
	Visa Inc. Class A	235,100	35,636
*	eBay Inc.	517,175	26,386
*	EMC Corp.	935,837	23,677
	Mastercard Inc. Class A	48,032	23,597
	Accenture plc Class A	283,105	18,826
	Texas Instruments Inc.	507,388	15,699
	Hewlett-Packard Co.	878,476	12,518
	Automatic Data
	Processing Inc.	216,127	12,321
*	Facebook Inc. Class A	440,815	11,739
*	Yahoo! Inc.	501,315	9,976
*	Salesforce.com Inc.	58,830	9,889

			Market
			Value
		Shares	($000)
*	Cognizant Technology
	Solutions Corp. Class A	133,133	9,859
	Corning Inc.	663,316	8,371
*	Adobe Systems Inc.	219,078	8,255
	Broadcom Corp. Class A	225,815	7,499
	Intuit Inc.	124,413	7,403
	TE Connectivity Ltd.	190,498	7,071
	Dell Inc.	656,799	6,653
	Motorola Solutions Inc.	114,756	6,390
	Applied Materials Inc.	551,305	6,307
*	Symantec Corp.	312,689	5,882
	Analog Devices Inc.	133,131	5,599
*	Citrix Systems Inc.	83,267	5,475
*	NetApp Inc.	161,803	5,429
	Altera Corp.	142,471	4,907
	Seagate Technology plc	159,272	4,855
*	Fiserv Inc.	60,377	4,772
*	SanDisk Corp.	107,600	4,687
*	Teradata Corp.	75,042	4,644
	Amphenol Corp. Class A	71,639	4,635
*	Juniper Networks Inc.	234,509	4,613
*	Red Hat Inc.	85,972	4,553
	Paychex Inc.	145,444	4,529
*	Equinix Inc.	21,458	4,425
	Western Digital Corp.	99,081	4,210
	Xilinx Inc.	116,744	4,191
*	LinkedIn Corp. Class A	35,480	4,074
	Xerox Corp.	582,319	3,971
	Maxim Integrated
	Products Inc.	129,942	3,820
	Fidelity National
	Information Services Inc.	104,967	3,654
	Western Union Co.	268,268	3,651
*	Rackspace Hosting Inc.	48,273	3,585
*	Autodesk Inc.	100,904	3,567
	KLA-Tencor Corp.	74,089	3,539
	Linear Technology Corp.	102,510	3,516
	Avago Technologies Ltd.
	Class A	109,300	3,460
*	VMware Inc. Class A	36,574	3,443
*	F5 Networks Inc.	35,319	3,431
	NVIDIA Corp.	275,885	3,391
*	Trimble Navigation Ltd.	55,954	3,345
*	Akamai Technologies Inc.	78,968	3,231
*	Alliance Data
	Systems Corp.	22,197	3,213
	CA Inc.	146,188	3,213
*	Lam Research Corp.	81,147	2,932
*	Micron Technology Inc.	453,209	2,878
*	BMC Software Inc.	71,007	2,816
	Microchip Technology Inc.	86,250	2,811
	Computer Sciences Corp.	69,189	2,771
*	ANSYS Inc.	41,073	2,766
*	VeriSign Inc.	69,591	2,702
	Harris Corp.	50,418	2,468

63

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Nuance
	Communications Inc.	109,629	2,447
	Activision Blizzard Inc.	198,937	2,113
*	Synopsys Inc.	66,334	2,112
*	Electronic Arts Inc.	141,766	2,060
*	Avnet Inc.	62,930	1,926
*	Gartner Inc.	41,777	1,923
*	Arrow Electronics Inc.	48,419	1,844
*	Flextronics
	International Ltd.	296,351	1,840
*	LSI Corp.	248,259	1,758
	IAC/InterActiveCorp	36,742	1,738
*	Skyworks Solutions Inc.	85,523	1,736
	Solera Holdings Inc.	31,132	1,665
*	Cree Inc.	48,975	1,664
	FactSet Research
	Systems Inc.	18,793	1,655
	Global Payments Inc.	35,047	1,588
	Jabil Circuit Inc.	82,269	1,587
*	TIBCO Software Inc.	72,094	1,587
	Marvell Technology
	Group Ltd.	215,343	1,563
*	MICROS Systems Inc.	36,074	1,531
	Total System Services Inc.	71,130	1,524
	FLIR Systems Inc.	67,203	1,499
*	Informatica Corp.	48,333	1,465
*	ON Semiconductor Corp.	204,429	1,441
*	VeriFone Systems Inc.	47,961	1,423
	SAIC Inc.	121,715	1,378
*	Riverbed Technology Inc.	68,458	1,350
*	Atmel Corp.	197,433	1,293
*	Fortinet Inc.	57,126	1,204
*	NetSuite Inc.	12,851	865
	Molex Inc.	30,084	822
	Molex Inc. Class A	33,033	737
*	Vantiv Inc. Class A	32,107	656
	Dolby Laboratories Inc.
	Class A	21,743	638
*	ServiceNow Inc.	16,992	510
*	Palo Alto Networks Inc.	6,148	329
*	Freescale
	Semiconductor Ltd.	22,509	248
			1,165,667
Materials (3.8%)
	Monsanto Co.	237,669	22,495
	EI du Pont de Nemours
	& Co.	414,825	18,655
	Dow Chemical Co.	534,241	17,267
	Praxair Inc.	132,977	14,554
	Freeport-McMoRan Copper
	& Gold Inc.	423,245	14,475
	Newmont Mining Corp.	221,001	10,263
	Ecolab Inc.	130,278	9,367
	PPG Industries Inc.	68,023	9,207

			Market
			Value
		Shares	($000)
	LyondellBasell Industries
	NV Class A	140,877	8,043
	Air Products &
	Chemicals Inc.	94,272	7,921
	Mosaic Co.	137,555	7,790
	International Paper Co.	185,021	7,371
	Nucor Corp.	141,373	6,104
	Sherwin-Williams Co.	38,919	5,987
	CF Industries
	Holdings Inc.	27,923	5,673
	Eastman Chemical Co.	68,050	4,631
	Alcoa Inc.	475,258	4,125
	Sigma-Aldrich Corp.	53,779	3,957
	FMC Corp.	61,112	3,576
	Celanese Corp. Class A	70,927	3,158
	Vulcan Materials Co.	57,625	2,999
	Ball Corp.	65,458	2,929
	Ashland Inc.	34,889	2,805
	Airgas Inc.	29,142	2,660
	Albemarle Corp.	39,819	2,474
	MeadWestvaco Corp.	77,289	2,463
	Cliffs Natural
	Resources Inc.	63,393	2,444
*	Crown Holdings Inc.	66,316	2,441
	International Flavors
	& Fragrances Inc.	36,236	2,411
	Valspar Corp.	38,555	2,406
	Royal Gold Inc.	28,617	2,327
	Rock-Tenn Co. Class A	31,766	2,221
*	WR Grace & Co.	31,662	2,129
	Reliance Steel &
	Aluminum Co.	33,784	2,098
	Martin Marietta
	Materials Inc.	20,381	1,922
	Rockwood Holdings Inc.	33,108	1,638
	Bemis Co. Inc.	45,951	1,537
	United States Steel Corp.	64,250	1,534
*	Owens-Illinois Inc.	69,799	1,485
	Huntsman Corp.	93,274	1,483
	Sealed Air Corp.	82,123	1,438
	Aptargroup Inc.	29,877	1,426
	Allegheny
	Technologies Inc.	45,333	1,376
	Sonoco Products Co.	44,792	1,332
	Domtar Corp.	15,784	1,318
	Steel Dynamics Inc.	92,666	1,272
	Walter Energy Inc.	28,128	1,009
	Scotts Miracle-Gro Co.
	Class A	19,426	856
	Westlake Chemical Corp.	9,052	718
			239,770
Telecommunication Services (2.9%)
	AT&T Inc.	2,571,691	86,692
	Verizon
	Communications Inc.	1,269,915	54,949

64

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	CenturyLink Inc.	277,360	10,850
*	Crown Castle
	International Corp.	130,701	9,431
*	Sprint Nextel Corp.	1,336,676	7,579
*	SBA Communications
	Corp. Class A	54,131	3,844
	Windstream Corp.	261,897	2,169
	Frontier
	Communications Corp.	446,995	1,913
*	Level 3
	Communications Inc.	67,688	1,564
*	MetroPCS
	Communications Inc.	137,489	1,367
*	United States Cellular Corp.	5,889	208
			180,566
Utilities (3.4%)
	Duke Energy Corp.	313,978	20,032
	Southern Co.	390,078	16,699
	Dominion Resources Inc.	255,716	13,246
	NextEra Energy Inc.	179,137	12,394
	Exelon Corp.	380,241	11,308
	American Electric
	Power Co. Inc.	216,029	9,220
	FirstEnergy Corp.	186,235	7,777
	PG&E Corp.	189,989	7,634
	PPL Corp.	258,722	7,407
	Consolidated Edison Inc.	130,698	7,259
	Sempra Energy	102,248	7,253
	Public Service Enterprise
	Group Inc.	225,381	6,897
	Edison International	137,808	6,228
	Xcel Energy Inc.	217,122	5,799
	Northeast Utilities	139,779	5,463
	Entergy Corp.	78,923	5,031
	DTE Energy Co.	76,436	4,590
	Wisconsin Energy Corp.	102,593	3,781
	ONEOK Inc.	86,711	3,707
	CenterPoint Energy Inc.	180,814	3,481
	Ameren Corp.	108,008	3,318
	NRG Energy Inc.	143,545	3,300
	NiSource Inc.	126,824	3,157
	AES Corp.	283,161	3,030
	American Water
	Works Co. Inc.	78,576	2,917
	CMS Energy Corp.	117,944	2,875

		Market
		Value
	Shares	($000)
SCANA Corp.	55,512	2,534
Pinnacle West
Capital Corp.	48,698	2,483
OGE Energy Corp.	44,028	2,479
* Calpine Corp.	135,100	2,449
Alliant Energy Corp.	49,838	2,188
AGL Resources Inc.	52,547	2,100
Pepco Holdings Inc.	101,866	1,998
NV Energy Inc.	105,609	1,916
Integrys Energy Group Inc.	35,124	1,834
ITC Holdings Corp.	23,146	1,780
MDU Resources Group Inc.	80,641	1,713
UGI Corp.	50,499	1,652
National Fuel Gas Co.	31,813	1,613
Aqua America Inc.	62,627	1,592
TECO Energy Inc.	91,569	1,535
		213,669
Total Common Stocks
(Cost $5,131,183)		6,222,942
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market
Liquidity Fund,
0.162%	15,785,044	15,785

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan
Bank Discount Notes,
0.130%, 3/1/13	700	700
Total Temporary Cash Investments
(Cost $16,485)		16,485
Total Investments (100.0%)
(Cost $5,147,668)		6,239,427
Other Assets and Liabilities (0.0%)
Other Assets		18,173
Liabilities[3]		(19,696)
		(1,523)
Net Assets (100%)		6,237,904

65

Large-Cap Index Fund

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	5,363,003
Overdistributed Net Investment Income	(3,791)
Accumulated Net Realized Losses	(213,103)
Unrealized Appreciation (Depreciation)
Investment Securities	1,091,759
Futures Contracts	36
Net Assets	6,237,904

Investor Shares—Net Assets
Applicable to 11,037,400 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	290,489
Net Asset Value Per Share—
Investor Shares	$26.32

Admiral Shares—Net Assets
Applicable to 29,824,671 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	981,340
Net Asset Value Per Share—
Admiral Shares	$32.90

Amount
($000)
Signal Shares—Net Assets
Applicable to 22,212,778 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	637,489
Net Asset Value Per Share—
Signal Shares	$28.70

Institutional Shares—Net Assets
Applicable to 5,553,552 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	752,058
Net Asset Value Per Share—
Institutional Shares	$135.42

ETF Shares—Net Assets
Applicable to 54,896,348 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,576,528
Net Asset Value Per Share—
ETF Shares	$65.15

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $882,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $886,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $700,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

66

Large-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends	134,298
Interest[1]	22
Security Lending	397
Total Income	134,717
Expenses
The Vanguard Group—Note B
Investment Advisory Services	430
Management and Administrative—Investor Shares	588
Management and Administrative—Admiral Shares	654
Management and Administrative—Signal Shares	369
Management and Administrative—Institutional Shares	278
Management and Administrative—ETF Shares	2,339
Marketing and Distribution—Investor Shares	86
Marketing and Distribution—Admiral Shares	148
Marketing and Distribution—Signal Shares	162
Marketing and Distribution—Institutional Shares	165
Marketing and Distribution—ETF Shares	630
Custodian Fees	126
Auditing Fees	31
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Signal Shares	4
Shareholders’ Reports—Institutional Shares	3
Shareholders’ Reports—ETF Shares	72
Trustees’ Fees and Expenses	5
Total Expenses	6,104
Net Investment Income	128,613
Realized Net Gain (Loss)
Investment Securities Sold	51,468
Futures Contracts	1,574
Realized Net Gain (Loss)	53,042
Change in Unrealized Appreciation (Depreciation)
Investment Securities	654,958
Futures Contracts	(31)
Change in Unrealized Appreciation (Depreciation)	654,927
Net Increase (Decrease) in Net Assets Resulting from Operations	836,582

1 Interest income from an affiliated company of the fund was $20,000.

See accompanying Notes, which are an integral part of the Financial Statements.

67

Large-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	128,613	97,137
Realized Net Gain (Loss)	53,042	22,234
Change in Unrealized Appreciation (Depreciation)	654,927	(48,084)
Net Increase (Decrease) in Net Assets Resulting from Operations	836,582	71,287
Distributions
Net Investment Income
Investor Shares	(5,943)	(5,422)
Admiral Shares	(19,955)	(15,044)
Signal Shares	(13,062)	(9,503)
Institutional Shares	(15,026)	(8,416)
ETF Shares	(74,625)	(58,151)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(128,611)	(96,536)
Capital Share Transactions
Investor Shares	(40,296)	(12,404)
Admiral Shares	76,148	102,724
Signal Shares	44,049	140,784
Institutional Shares	174,593	232,084
ETF Shares	141,131	176,474
Net Increase (Decrease) from Capital Share Transactions	395,625	639,662
Total Increase (Decrease)	1,103,596	614,413
Net Assets
Beginning of Period	5,134,308	4,519,895
End of Period[1]	6,237,904	5,134,308
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,791,000) and ($3,793,000).

See accompanying Notes, which are an integral part of the Financial Statements.

68

Large-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$23.16	$23.25	$20.47	$16.41	$26.59
Investment Operations
Net Investment Income	.521	.421	.372	.387	.416
Net Realized and Unrealized Gain (Loss)
on Investments	3.159	(.095)	2.791	4.075	(10.191)
Total from Investment Operations	3.680	.326	3.163	4.462	(9.775)
Distributions
Dividends from Net Investment Income	(.520)	(.416)	(.383)	(.402)	(.405)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.520)	(.416)	(.383)	(.402)	(.405)
Net Asset Value, End of Period	$26.32	$23.16	$23.25	$20.47	$16.41

Total Return[1]	15.94%	1.44%	15.63%	27.60%	-37.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$290	$293	$307	$448	$376
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.26%	0.21%
Ratio of Net Investment Income to
Average Net Assets	2.08%	1.81%	1.78%	2.24%	2.12%
Portfolio Turnover Rate[2]	8%	7%	8%	8%	9%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

69

Large-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$28.96	$29.07	$25.59	$20.51	$33.25
Investment Operations
Net Investment Income	.698	.569	.503	.516	.547
Net Realized and Unrealized Gain (Loss)
on Investments	3.939	(.116)	3.495	5.097	(12.750)
Total from Investment Operations	4.637	.453	3.998	5.613	(12.203)
Distributions
Dividends from Net Investment Income	(.697)	(.563)	(.518)	(.533)	(.537)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.697)	(.563)	(.518)	(.533)	(.537)
Net Asset Value, End of Period	$32.90	$28.96	$29.07	$25.59	$20.51

Total Return[1]	16.06%	1.60%	15.81%	27.80%	-37.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$981	$796	$698	$328	$254
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.12%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.22%	1.95%	1.92%	2.38%	2.23%
Portfolio Turnover Rate[2]	8%	7%	8%	8%	9%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

70

Large-Cap Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$25.26	$25.36	$22.32	$17.89	$29.00
Investment Operations
Net Investment Income	.609	.495	.440	.451	.481
Net Realized and Unrealized Gain (Loss)
on Investments	3.438	(.105)	3.052	4.446	(11.121)
Total from Investment Operations	4.047	.390	3.492	4.897	(10.640)
Distributions
Dividends from Net Investment Income	(.607)	(.490)	(.452)	(.467)	(.470)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.607)	(.490)	(.452)	(.467)	(.470)
Net Asset Value, End of Period	$28.70	$25.26	$25.36	$22.32	$17.89

Total Return	16.07%	1.58%	15.83%	27.81%	-37.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$637	$520	$381	$247	$102
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.12%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.22%	1.95%	1.92%	2.38%	2.23%
Portfolio Turnover Rate[1]	8%	7%	8%	8%	9%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

71

Large-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$119.18	$119.65	$105.33	$84.43	$136.82
Investment Operations
Net Investment Income	2.903	2.366	2.111	2.160	2.283
Net Realized and Unrealized Gain (Loss)
on Investments	16.234	(.499)	14.383	20.973	(52.440)
Total from Investment Operations	19.137	1.867	16.494	23.133	(50.157)
Distributions
Dividends from Net Investment Income	(2.897)	(2.337)	(2.174)	(2.233)	(2.233)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.897)	(2.337)	(2.174)	(2.233)	(2.233)
Net Asset Value, End of Period	$135.42	$119.18	$119.65	$105.33	$84.43

Total Return	16.11%	1.60%	15.85%	27.84%	-37.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$752	$504	$276	$306	$207
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.24%	1.97%	1.96%	2.42%	2.26%
Portfolio Turnover Rate[1]	8%	7%	8%	8%	9%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

72

Large-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$57.34	$57.56	$50.67	$40.61	$65.83
Investment Operations
Net Investment Income	1.383	1.126	.996	1.022	1.098
Net Realized and Unrealized Gain (Loss)
on Investments	7.807	(.234)	6.920	10.095	(25.243)
Total from Investment Operations	9.190	.892	7.916	11.117	(24.145)
Distributions
Dividends from Net Investment Income	(1.380)	(1.112)	(1.026)	(1.057)	(1.075)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.380)	(1.112)	(1.026)	(1.057)	(1.075)
Net Asset Value, End of Period	$65.15	$57.34	$57.56	$50.67	$40.61

Total Return	16.09%	1.58%	15.81%	27.80%	-37.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,577	$3,021	$2,858	$2,489	$1,957
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.12%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.22%	1.95%	1.92%	2.38%	2.26%
Portfolio Turnover Rate[1]	8%	7%	8%	8%	9%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

73

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2012, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

74

Large-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $864,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,222,942	—	—
Temporary Cash Investments	15,785	700	—
Futures Contracts—Assets[1]	351	—	—
Futures Contracts—Liabilities[1]	(18)	—	—
Total	6,239,060	700	—
1 Represents variation margin on the last day of the reporting period.

75

Large-Cap Index Fund

D. At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2013	35	12,426	36

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2012, the fund realized $17,082,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2012, the fund had $1,340,000 of ordinary income available for distribution. At December 31, 2012, the fund had available capital losses totaling $212,938,000 to offset future net capital gains. Of this amount, $194,830,000 is subject to expiration dates; $43,673,000 may be used to offset future net capital gains through December 31, 2016, $117,390,000 through December 31, 2017, and $33,767,000 through December 31, 2018. Capital losses of $18,108,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2012, the cost of investment securities for tax purposes was $5,147,796,000.

Net unrealized appreciation of investment securities for tax purposes was $1,091,631,000, consisting of unrealized gains of $1,403,041,000 on securities that had risen in value since their purchase and $311,410,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2012, the fund purchased $887,010,000 of investment securities and sold $495,765,000 of investment securities, other than temporary cash investments. Purchases and sales include $182,675,000 and $42,221,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

76

Large-Cap Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	81,153	3,195	161,542	6,844
Issued in Lieu of Cash Distributions	5,693	219	5,174	227
Redeemed	(127,142)	(5,016)	(179,120)	(7,629)
Net Increase (Decrease) —Investor Shares	(40,296)	(1,602)	(12,404)	(558)
Admiral Shares
Issued	244,045	7,613	314,696	10,768
Issued in Lieu of Cash Distributions	17,079	526	13,047	456
Redeemed	(184,976)	(5,805)	(225,019)	(7,728)
Net Increase (Decrease)—Admiral Shares	76,148	2,334	102,724	3,496
Signal Shares
Issued	231,248	8,308	272,009	10,696
Issued in Lieu of Cash Distributions	9,726	343	6,818	274
Redeemed	(196,925)	(7,032)	(138,043)	(5,420)
Net Increase (Decrease)—Signal Shares	44,049	1,619	140,784	5,550
Institutional Shares
Issued	347,377	2,618	259,002	2,142
Issued in Lieu of Cash Distributions	13,704	102	7,483	64
Redeemed	(186,488)	(1,400)	(34,401)	(281)
Net Increase (Decrease) —Institutional Shares	174,593	1,320	232,084	1,925
ETF Shares
Issued	183,358	2,911	306,551	5,237
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(42,227)	(700)	(130,077)	(2,200)
Net Increase (Decrease)—ETF Shares	141,131	2,211	176,474	3,037

H. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from the MSCI US Prime Market 750 Index to the CRSP US Large Cap Index. The benchmark change was effective on January 31, 2013. The fund’s investment objective has not changed.

77

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodians and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 11, 2013

78

Special 2012 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Large-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Fund	($000)
Growth Index Fund	390,721
Value Index Fund	482,481
Large-Cap Index Fund	128,611

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Growth Index Fund	100.0%
Value Index Fund	95.2
Large-Cap Index Fund	97.1

79

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Large-Capitalization Portfolios
Periods Ended December 31, 2012

	One	Five	Ten
	Year	Years	Years
Growth Index Fund
Returns Before Taxes	16.89%	3.17%	7.36%
Returns After Taxes on Distributions	16.65	2.99	7.20
Returns After Taxes on Distributions and Sale of Fund Shares	11.29	2.68	6.47

	One	Five	Ten
	Year	Years	Years
Value Index Fund Investor Shares
Returns Before Taxes	15.00%	0.32%	7.33%
Returns After Taxes on Distributions	14.55	-0.09	6.91
Returns After Taxes on Distributions and Sale of Fund Shares	10.33	0.21	6.41

			Since
	One	Five	Inception
	Year	Years	(1/30/2004)
Large-Cap Index Fund Investor Shares
Returns Before Taxes	15.94%	1.77%	5.05%
Returns After Taxes on Distributions	15.59	1.47	4.76
Returns After Taxes on Distributions and Sale of Fund Shares	10.81	1.46	4.35

80

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

81

Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2012	12/31/2012	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,055.86	$1.24
Admiral Shares	1,000.00	1,056.31	0.52
Signal Shares	1,000.00	1,056.35	0.52
Institutional Shares	1,000.00	1,056.40	0.41
ETF Shares	1,000.00	1,056.53	0.52
Value Index Fund
Investor Shares	$1,000.00	$1,066.25	$1.25
Admiral Shares	1,000.00	1,067.53	0.52
Signal Shares	1,000.00	1,067.21	0.52
Institutional Shares	1,000.00	1,067.57	0.42
ETF Shares	1,000.00	1,067.59	0.52
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,060.90	$1.25
Admiral Shares	1,000.00	1,061.77	0.52
Signal Shares	1,000.00	1,061.61	0.52
Institutional Shares	1,000.00	1,061.89	0.42
ETF Shares	1,000.00	1,061.79	0.52

82

Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2012	12/31/2012	Period
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.70	0.51
Value Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.70	0.51
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.70	0.51

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; for the Value Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; and for the Large-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

83

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

84

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Growth Index: S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

Spliced Value Index: S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

85

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q03070 022013

Annual Report | December 31, 2012
Vanguard Total Stock Market Index Fund

> The broad U.S. stock market rode out another year of high uncertainty with strong gains, and Vanguard Total Stock Market Index Fund earned more than 16%.

> Banks and consumer discretionary businesses generated the highest stock returns, utility and energy firms the lowest.

> The fund’s overall return closely tracked that of its benchmark index.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	13
Your Fund’s After-Tax Returns.	30
About Your Fund’s Expenses.	31
Glossary.	33

Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012

Total
Returns
Vanguard Total Stock Market Index Fund
Investor Shares	16.25%
Admiral™ Shares	16.38
Signal® Shares	16.39
Institutional Shares	16.42
ETF Shares
Market Price	16.45
Net Asset Value	16.41
MSCI US Broad Market Index	16.44
Multi-Cap Core Funds Average	14.93
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2011, Through December 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Stock Market Index Fund
Investor Shares	$31.29	$35.64	$0.720	$0.000
Admiral Shares	31.30	35.65	0.761	0.000
Signal Shares	30.21	34.41	0.735	0.000
Institutional Shares	31.30	35.66	0.762	0.000
ETF Shares	64.29	73.24	1.563	0.000

1

Chairman’s Letter

Dear Shareholder,

The broad U.S. stock market rode out political, economic, and fiscal uncertainty to end the year with solid returns. Twice, it seemed poised to tumble as concern flared in the spring and fall over all-too-familiar woes: the economy’s sluggish recovery, Europe’s debt predicament, Asia’s slowdown, and Washington’s fiscal gridlock. Yet throughout, the market managed to stay in positive territory.

Vanguard Total Stock Market Index Fund closely tracked its benchmark, the MSCI US Broad Market Index, which gained more than 16% for the year. The fund’s peers returned close to 15% on average.

If you own the fund in a taxable account, you may wish to review the information on after-tax returns presented later in this report.

With help from central banks, stocks posted strong results
Stocks around the world recorded double-digit gains for the 12 months ended December 31, with international stocks faring even better than their U.S. counterparts.

European stocks shook off investors’ concerns to deliver some of the best results, rising about 19% compared with about 16% for U.S. stocks. The rally came as European central bankers moved to address worries about the finances of governments and banks. Still, Vanguard economists expect Europe to remain a trouble spot, with occasional spikes in

2

market volatility, as fiscal tightening persists in the face of weak economic growth.

In the United States, the Federal Reserve continued buying bonds and mortgage-backed securities to try to stimulate growth. The Fed’s actions seemed to buoy both stock and bond returns.

Attention to the nation’s considerable budget challenges intensified as 2012 drew to a close. The focus on the “fiscal cliff” led to anxiety in the markets before policymakers reached a limited tax-rate agreement on the cusp of the new year. The compromise legislation, which President Barack Obama signed into law on January 2, addressed some immediate concerns, but a credible long-term deficit-reduction strategy had yet to be crafted to resolve the nation’s fiscal imbalance and open the way for growth.

Bond returns were solid, but challenges lie ahead
The broad U.S. taxable bond market returned about 4% for the 12 months. Municipal bonds performed especially well, returning more than 6%.

As bond prices rose, the yield of the 10-year U.S. Treasury note slipped to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) By the end of the period, the yield had climbed, but it remained exceptionally low by historical standards.

Market Barometer

		Average Annual Total Returns
	Periods Ended December 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.42%	11.12%	1.92%
Russell 2000 Index (Small-caps)	16.35	12.25	3.56
Russell 3000 Index (Broad U.S. market)	16.42	11.20	2.04
MSCI All Country World Index ex USA (International)	16.83	3.87	-2.89

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	4.21%	6.19%	5.95%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.78	6.57	5.91
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.44

CPI
Consumer Price Index	1.74%	2.06%	1.80%

3

Although bonds can provide critical diversification benefits to a portfolio, their prospects look much less promising than the returns achieved in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished. (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/ research.)

As it has since late 2008, the Fed held its target for short-term interest rates between 0% and 0.25%, which kept a tight lid on returns from money market funds and savings accounts.

Consumer discretionary and bank stocks led sector returns
Vanguard Total Stock Market Index Fund benefited from robust returns across much of the business landscape. While overall economic growth remained modest in 2012, the improving housing market and low interest rates were notable tonics.

Investors saw particular value in banks and in firms involved in the production and sale of discretionary consumer goods and services—two sectors heavily represented in the fund. As demand for homes picked up, investors bid up stocks related to the various nonessentials—things like new cars, TVs, cable hookups—that often go with homeownership and better times in general.

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Total Stock Market Index Fund	0.18%	0.06%	0.06%	0.05%	0.06%	1.18%

The fund expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the fund’s expense ratios were: 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: Multi-Cap Core Funds.

4

This heartier investor appetite for stocks associated with economic expansion meant a modest performance for utilities stocks, which are often considered recession-resistant. Utilities’ small weighting in the fund muted the effect of their relative weakness.

Energy stocks also underperformed. Energy companies’ earnings fell in the spring as oil prices slumped amid new supplies and concern that the U.S. and global economies were about to slow sharply.

Solid long-term performance through a difficult decade
Over the past decade, Investor Shares of Vanguard Total Stock Market Index Fund had an annual average return of 7.83%, closely tracking the fund’s broad-market benchmark, which returned 7.96%. For the decade, the fund outperformed the average return of its peers by more than 1 percentage point.

Your fund will seek to track a new benchmark index
In early October, we announced that Vanguard Total Stock Market Index Fund would adopt a new target benchmark as part of a broader transition affecting 22 of our index funds. This transition, which we plan to complete by the middle of the year, is expected to produce significant long-term savings for Vanguard clients.

The new benchmark for the fund will be supplied by the University of Chicago’s Center for Research in Security Prices

Total Returns
Ten Years Ended December 31, 2012
Average
Annual Return
Total Stock Market Index Fund Investor Shares	7.83%
Spliced Total Stock Market Index	7.96
Multi-Cap Core Funds Average	6.67

For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

(CRSP). CRSP is one of 11 research centers at the University of Chicago Booth School of Business. In 1960, the organization pioneered the development of U.S. stock market data that are widely used in academic and investment research today.

Gus Sauter united traditional values with pioneering investment acumen
When I was interviewing for a job at Vanguard in the mid-1980s, Jack Brennan, who would go on to become our chairman and CEO and now chairman emeritus, described Vanguard as “a company with the intellectual rigor of Wall Street but with Midwestern values.”

I’m reminded of that when I think about Gus Sauter’s 25-year career at Vanguard. Gus retired as our chief investment officer at the end of December, having set the highest of standards for both intellectual achievement and devotion to doing the right thing for clients, colleagues, and community.

Gus played a pivotal role in transforming indexing from a novelty to an investing mainstay, a change that has benefited all investors. In addition, he developed our active quantitative equity strategies, oversaw the growth of our industry-leading expertise in fixed income, and ultimately helped Vanguard to become a global investment manager responsible for $2 trillion in client assets.

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

6

As for the Midwestern values, Gus—a native of Ohio, incidentally—served our clients with a dedication to thrift, candor, and common sense that has helped make Vanguard what it is. His colleagues knew that in any situation they could count on Gus to keep a level-headed, long-term outlook. Just two weeks after he started at

Vanguard, he helped guide us through the stock market crash of 1987. Some 20 years later, he helped us navigate the financial crisis of 2008–2009.

An important aspect of Gus’s legacy is the team of world-class investment professionals that he cultivated at Vanguard. That team is now led by Tim Buckley, who led our services for individual investors before becoming chief investment officer. I am confident that Tim will not only carry on Gus’s legacy, but also—as Gus himself put it—take Vanguard investment management to the next level.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 14, 2013

Total Stock Market Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VTSMX	VTSAX	VTSSX	VITSX	VTI
Expense Ratio[1]	0.18%	0.06%	0.06%	0.05%	0.06%
30-Day SEC Yield	1.98%	2.10%	2.10%	2.10%	2.10%

Portfolio Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,278	3,259
Median Market Cap	$35.0B	$35.0B
Price/Earnings Ratio	16.7x	16.7x
Price/Book Ratio	2.1x	2.1x
Return on Equity	17.2%	17.2%
Earnings Growth Rate	9.8%	9.8%
Dividend Yield	2.1%	2.1%
Foreign Holdings	0.0%	0.0%
Turnover Rate	3%	—
Short-Term Reserves	0.2%	—

Volatility Measures
MSCI US
Broad Market
Index
R-Squared	1.00
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.2%
Exxon Mobil Corp.	Integrated Oil & Gas	2.5
General Electric Co.	Industrial
	Conglomerates	1.4
Chevron Corp.	Integrated Oil & Gas	1.3
International Business	IT Consulting &
Machines Corp.	Other Services	1.3
Microsoft Corp.	Systems Software	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Johnson & Johnson	Pharmaceuticals	1.2
Pfizer Inc.	Pharmaceuticals	1.2
Procter & Gamble Co.	Household Products	1.2
Top Ten		15.8%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares.

8

Total Stock Market Index Fund

Sector Diversification (% of equity exposure)
		MSCI US
		Broad Market
	Fund	Index
Consumer Discretionary	12.4%	12.4%
Consumer Staples	9.4	9.4
Energy	10.2	10.1
Financials	16.5	16.6
Health Care	11.8	11.8
Industrials	11.1	11.1
Information Technology	18.5	18.5
Materials	4.0	4.0
Telecommunication Services	2.7	2.7
Utilities	3.4	3.4

9

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2012

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Total Stock Market Index Fund
Investor Shares	16.25%	2.18%	7.83%	$21,255

Spliced Total Stock Market Index	16.44	2.27	7.96	21,504

Multi-Cap Core Funds Average	14.93	0.66	6.67	19,077

For a benchmark description, see the Glossary.

Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund Admiral
Shares	16.38%	2.29%	7.93%	$21,459
Spliced Total Stock Market Index	16.44	2.27	7.96	21,504

See Financial Highlights for dividend and capital gains information.

10

Total Stock Market Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2012
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/1/2006)	Investment
Total Stock Market Index Fund Signal Shares	16.39%	2.29%	4.08%	$12,878
MSCI US Broad Market Index	16.44	2.27	4.08	12,878
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standard.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total Stock Market Index Fund Institutional
Shares	16.42%	2.31%	7.96%	$10,757,503
Spliced Total Stock Market Index	16.44	2.27	7.96	10,751,938

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund
ETF Shares Net Asset Value	16.41%	2.29%	7.94%	$21,465
Spliced Total Stock Market Index	16.44	2.27	7.96	21,504

Cumulative Returns of ETF Shares: December 31, 2002, Through December 31, 2012
	One	Five	Ten
	Year	Years	Years
Total Stock Market Index Fund ETF Shares
Market Price	16.45%	12.21%	114.71%
Total Stock Market Index Fund ETF Shares
Net Asset Value	16.41	12.00	114.65
Spliced Total Stock Market Index	16.44	11.90	115.04

11

Total Stock Market Index Fund

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012

Total Stock Market Index Fund Investor Shares
Spliced Total Stock Market Index

For a benchmark description, see the Glossary.

12

Total Stock Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Home Depot Inc.	20,165,260	1,247,221	0.6%
* Amazon.com Inc.	4,837,853	1,214,978	0.6%
McDonald’s Corp.	13,489,940	1,189,948	0.6%
Comcast Corp. Class A	31,332,286	1,171,201	0.5%
Walt Disney Co.	22,802,062	1,135,315	0.5%
Consumer Discretionary—Other †		20,145,800	9.6%
		26,104,463	12.4%
Consumer Staples
Procter & Gamble Co.	36,885,367	2,504,148	1.2%
Coca-Cola Co.	54,320,419	1,969,115	0.9%
Philip Morris International Inc.	22,550,112	1,886,091	0.9%
Wal-Mart Stores Inc.	24,894,086	1,698,524	0.8%
PepsiCo Inc.	20,818,464	1,424,608	0.7%
Altria Group Inc.	27,193,408	854,417	0.4%
CVS Caremark Corp.	17,018,857	822,862	0.4%
Consumer Staples—Other †		8,579,650	4.1%
		19,739,415	9.4%
Energy
Exxon Mobil Corp.	61,747,781	5,344,270	2.5%
ChevronCorp.	26,247,701	2,838,426	1.4%
Schlumberger Ltd.	17,751,831	1,230,024	0.6%
ConocoPhillips	15,434,827	895,066	0.4%
Occidental Petroleum Corp.	10,834,776	830,052	0.4%
Energy—Other †		10,158,685	4.8%
		21,296,523	10.1%
Financials
Wells Fargo & Co.	67,127,253	2,294,409	1.1%
JPMorgan Chase & Co.	50,816,174	2,234,387	1.0%
Bank of America Corp.	144,163,960	1,672,302	0.8%
CitigroupInc.	39,228,055	1,551,862	0.7%

13

Total Stock Market Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
* Berkshire Hathaway Inc. Class B	11,113,799	996,908	0.5%
US Bancorp	25,353,600	809,794	0.4%
American Express Co.	13,648,535	784,518	0.4%
Goldman Sachs Group Inc.	6,092,584	777,170	0.4%
Financials—Other†		23,491,892	11.2%
		34,613,242	16.5%
Health Care
Johnson & Johnson	36,881,164	2,585,370	1.2%
Pfizer Inc.	99,919,849	2,505,990	1.2%
Merck & Co. Inc.	40,741,689	1,667,965	0.8%
Abbott Laboratories	20,993,156	1,375,052	0.7%
Amgen Inc.	10,310,679	890,018	0.4%
UnitedHealth Group Inc.	13,814,621	749,305	0.4%
* Gilead Sciences Inc.	10,120,765	743,370	0.3%
Bristol-Myers Squibb Co.	22,460,441	731,986	0.3%
Health Care—Other †		13,395,876	6.4%
		24,644,932	11.7%
Industrials
General Electric Co.	141,246,422	2,964,762	1.4%
United Technologies Corp.	11,587,237	950,269	0.4%
3M Co.	8,785,486	815,732	0.4%
Union Pacific Corp.	6,335,567	796,507	0.4%
Caterpillar Inc.	8,738,894	782,830	0.4%
Industrials—Other †		16,981,684	8.1%
		23,291,784	11.1%
Information Technology
Apple Inc.	12,539,748	6,684,062	3.2%
International Business Machines Corp.	14,522,688	2,781,821	1.3%
MicrosoftCorp.	100,930,764	2,697,879	1.3%
* GOOGLE Inc. Class A	3,504,427	2,485,935	1.2%
Oracle Corp.	52,251,020	1,741,004	0.8%
QUALCOMMInc.	22,785,895	1,413,181	0.7%
CiscoSystems Inc.	71,659,437	1,408,108	0.7%
Intel Corp.	66,925,509	1,380,673	0.6%
VisaInc. Class A	7,056,763	1,069,664	0.5%
* eBay Inc.	15,514,799	791,565	0.4%
Information Technology—Other †		16,331,092	7.7%
		38,784,984	18.4%

Materials †		8,438,114	4.0%

Telecommunication Services
AT&T Inc.	77,172,321	2,601,479	1.2%
Verizon Communications Inc.	38,109,685	1,649,006	0.8%
Telecommunication Services—Other †		1,389,233	0.7%
		5,639,718	2.7%

Utilities †		7,166,611	3.4%

Total Common Stocks (Cost $175,465,722)		209,719,786	99.7%[1]

14

Total Stock Market Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.162%	1,373,387,773	1,373,388	0.7%

4U.S. Government and Agency Obligations †			28,193	0.0%
Total Temporary Cash Investments (Cost $1,401,582)			1,401,581	0.7%[1]
[5]Total Investments (Cost $176,867,304)			211,121,367	100.4%
Other Assets and Liabilities
Other Assets[4]			796,105	0.4%
Liabilities[3]			(1,547,815)	(0.8%)
			(751,710)	(0.4%)
Net Assets			210,369,657	100.0%

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	179,441,306
Overdistributed Net Investment Income	(126,046)
Accumulated Net Realized Losses	(3,207,164)
Unrealized Appreciation (Depreciation)
Investment Securities	34,254,063
Futures Contracts	2,936
SwapContracts	4,562
Net Assets	210,369,657

Investor Shares—Net Assets
Applicable to 2,214,586,389 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	78,935,858
Net Asset Value Per Share—Investor Shares	$35.64

Admiral Shares—Net Assets
Applicable to 1,676,470,055 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	59,771,467
Net Asset Value Per Share—Admiral Shares	$35.65

Signal Shares—Net Assets
Applicable to 233,231,420 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,025,301
Net Asset Value Per Share—Signal Shares	$34.41

15

Total Stock Market Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 1,103,997,565 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	39,366,569
Net Asset Value Per Share—Institutional Shares	$35.66

ETF Shares—Net Assets
Applicable to 331,364,073 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	24,270,462
Net Asset Value Per Share—ETF Shares	$73.24

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $450,537,000 of collateral received for securities on loan.
4 Securities with a value of $23,146,000 and cash of $18,200,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $428,331,000.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends	4,331,009
Interest[1]	1,415
Security Lending	48,282
Total Income	4,380,706
Expenses
The Vanguard Group—Note B
Investment Advisory Services	10,693
Management and Administrative—Investor Shares	100,648
Management and Administrative—Admiral Shares	15,294
Management and Administrative—Signal Shares	1,255
Management and Administrative—Institutional Shares	4,350
Management and Administrative—ETF Shares	3,599
Marketing and Distribution—Investor Shares	15,617
Marketing and Distribution—Admiral Shares	8,842
Marketing and Distribution—Signal Shares	1,874
Marketing and Distribution—Institutional Shares	9,421
Marketing and Distribution—ETF Shares	5,504
Custodian Fees	1,568
Auditing Fees	34
Shareholders’ Reports—Investor Shares	155
Shareholders’ Reports—Admiral Shares	122
Shareholders’ Reports—Signal Shares	21
Shareholders’ Reports—Institutional Shares	15
Shareholders’ Reports—ETF Shares	373
Trustees’ Fees and Expenses	180
Total Expenses	179,565
Net Investment Income	4,201,141
Realized Net Gain (Loss)
Investment Securities Sold	3,426,039
Futures Contracts	160,959
Swap Contracts	3,514
Realized Net Gain (Loss)	3,590,512
Change in Unrealized Appreciation (Depreciation)
Investment Securities	20,302,522
Futures Contracts	(11,798)
Swap Contracts	4,562
Change in Unrealized Appreciation (Depreciation)	20,295,286
Net Increase (Decrease) in Net Assets Resulting from Operations	28,086,939

1 Interest income from an affiliated company of the fund was $1,346,000.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,201,141	2,992,139
Realized Net Gain (Loss)	3,590,512	484,380
Change in Unrealized Appreciation (Depreciation)	20,295,286	(1,776,715)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,086,939	1,699,804
Distributions
Net Investment Income
Investor Shares	(1,512,860)	(1,076,617)
Admiral Shares	(1,242,985)	(930,056)
SignalShares	(162,769)	(112,466)
Institutional Shares	(803,059)	(512,854)
ETF Shares	(489,484)	(361,091)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
SignalShares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(4,211,157)	(2,993,084)
Capital Share Transactions
Investor Shares	7,341,080	6,917,197
Admiral Shares	3,306,885	2,744,955
SignalShares	1,009,438	716,539
Institutional Shares	5,518,094	5,912,981
ETF Shares	2,033,357	1,847,759
Net Increase (Decrease) from Capital Share Transactions	19,208,854	18,139,431
Total Increase (Decrease)	43,084,636	16,846,151
Net Assets
Beginning of Period	167,285,021	150,438,870
End of Period[1]	210,369,657	167,285,021
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($126,046,000) and ($119,544,000).

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Stock Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$31.29	$31.56	$27.45	$21.80	$35.36
Investment Operations
Net Investment Income	.720	.565	.523	.514	.592
Net Realized and Unrealized Gain (Loss)
on Investments	4.350	(.273)	4.117	5.651	(13.566)
Total from Investment Operations	5.070	.292	4.640	6.165	(12.974)
Distributions
Dividends from Net Investment Income	(.720)	(.562)	(.530)	(.515)	(.586)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.720)	(.562)	(.530)	(.515)	(.586)
Net Asset Value, End of Period	$35.64	$31.29	$31.56	$27.45	$21.80

Total Return[1]	16.25%	0.96%	17.09%	28.70%	-37.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$78,936	$62,668	$56,063	$58,004	$39,440
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.11%	1.79%	1.85%	2.22%	2.04%
Portfolio Turnover Rate[2]	3%	5%	5%	5%	5%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Stock Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$31.30	$31.57	$27.45	$21.80	$35.36
Investment Operations
Net Investment Income	.761	.602	.554	.539	.615
Net Realized and Unrealized Gain (Loss)
on Investments	4.350	(.273)	4.127	5.650	(13.566)
Total from Investment Operations	5.111	.329	4.681	6.189	(12.951)
Distributions
Dividends from Net Investment Income	(.761)	(.599)	(.561)	(.539)	(.609)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.761)	(.599)	(.561)	(.539)	(.609)
Net Asset Value, End of Period	$35.65	$31.30	$31.57	$27.45	$21.80

Total Return[1]	16.38%	1.08%	17.26%	28.83%	-36.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$59,771	$49,496	$47,190	$27,762	$18,781
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.23%	1.91%	1.96%	2.33%	2.12%
Portfolio Turnover Rate[2]	3%	5%	5%	5%	5%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Stock Market Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$30.21	$30.47	$26.50	$21.04	$34.13
Investment Operations
Net Investment Income	.735	.581	.535	.520	.595
Net Realized and Unrealized Gain (Loss)
on Investments	4.200	(.262)	3.977	5.459	(13.096)
Total from Investment Operations	4.935	.319	4.512	5.979	(12.501)
Distributions
Dividends from Net Investment Income	(.735)	(.579)	(.542)	(.519)	(.589)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.735)	(.579)	(.542)	(.519)	(.589)
Net Asset Value, End of Period	$34.41	$30.21	$30.47	$26.50	$21.04

Total Return	16.39%	1.09%	17.23%	28.85%	-36.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,025	$6,133	$5,471	$4,757	$3,717
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.23%	1.91%	1.96%	2.33%	2.12%
Portfolio Turnover Rate[1]	3%	5%	5%	5%	5%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$31.30	$31.57	$27.46	$21.81	$35.36
Investment Operations
Net Investment Income	.763	.603	.558	.541	.624
Net Realized and Unrealized Gain (Loss)
on Investments	4.359	(.272)	4.117	5.650	(13.557)
Total from Investment Operations	5.122	.331	4.675	6.191	(12.933)
Distributions
Dividends from Net Investment Income	(.762)	(.601)	(.565)	(.541)	(.617)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.762)	(.601)	(.565)	(.541)	(.617)
Net Asset Value, End of Period	$35.66	$31.30	$31.57	$27.46	$21.81

Total Return	16.42%	1.09%	17.23%	28.83%	-36.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,367	$29,467	$23,785	$16,047	$10,782
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.05%	0.06%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.24%	1.92%	1.97%	2.34%	2.15%
Portfolio Turnover Rate[1]	3%	5%	5%	5%	5%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Stock Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008[1]
Net Asset Value, Beginning of Period	$64.29	$64.86	$56.39	$44.78	$72.64
Investment Operations
Net Investment Income	1.564	1.238	1.133	1.106	1.270
Net Realized and Unrealized Gain (Loss)
on Investments	8.949	(.575)	8.485	11.611	(27.874)
Total from Investment Operations	10.513	.663	9.618	12.717	(26.604)
Distributions
Dividends from Net Investment Income	(1.563)	(1.233)	(1.148)	(1.107)	(1.256)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.563)	(1.233)	(1.148)	(1.107)	(1.256)
Net Asset Value, End of Period	$73.24	$64.29	$64.86	$56.39	$44.78

Total Return	16.41%	1.06%	17.26%	28.82%	-36.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,270	$19,521	$17,930	$13,443	$9,199
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.23%	1.91%	1.96%	2.33%	2.13%
Portfolio Turnover Rate[2]	3%	5%	5%	5%	5%

1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2012, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Swap Contracts: The fund has entered into an equity swap contract to earn the total return on a selected reference stock in the fund’s target index. Under the terms of the swap, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity

24

Total Stock Market Index Fund

swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and by requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

During the year ended December 31, 2012, the fund’s average investment in swap contracts represented less than 1% of net assets, based on quarterly average notional amounts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had

25

Total Stock Market Index Fund

contributed capital of $28,242,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 11.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	209,719,137	135	514
Temporary Cash Investments	1,373,388	28,193	—
Futures Contracts—Assets[1]	12,661	—	—
Futures Contracts—Liabilities[1]	(52)	—	—
Swap Contracts—Assets	—	4,562	—
Total	211,105,134	32,890	514
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2013	969	344,019	2,237
E-mini Russell 2000 Index	March 2013	957	81,020	580
E-mini S&P 500 Index	March 2013	900	63,904	267
S&P MidCap 400 Index	March 2013	280	28,507	(148)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

26

Total Stock Market Index Fund

At December 31, 2012, the fund had the following open swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
SLM Corp	8/7/13	GSI	99,319	(0.565%)[2]	4,562

1 GSI—Goldman Sachs International.
2 Based on one-month London Interbank Offered Rate (LIBOR) as of the most recent payment date plus a 0.35% spread.

At December 31, 2012, the counterparty had deposited in segregated accounts securities with a value of $3,051,000 in connection with amounts due to the fund for open swap contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2012, the fund realized $2,520,489,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2012, the fund had $48,233,000 of ordinary income available for distribution. At December 31, 2012, the fund had available capital losses totaling $3,200,440,000 to offset future net capital gains. Of this amount, $2,492,045,000 is subject to expiration dates; $209,043,000 may be used to offset future net capital gains through December 31, 2013, $19,516,000 through December 31, 2015, and $2,263,486,000 through December 31, 2016. Capital losses of $708,395,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2012, the cost of investment securities for tax purposes was $176,868,895,000. Net unrealized appreciation of investment securities for tax purposes was $34,252,472,000, consisting of unrealized gains of $48,476,493,000 on securities that had risen in value since their purchase and $14,224,021,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2012, the fund purchased $30,237,841,000 of investment securities and sold $10,597,709,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,870,345,000 and $4,576,905,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

27

Total Stock Market Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	12,856,470	373,964	16,700,555	536,511
Issued in Lieu of Cash Distributions	1,505,142	42,800	1,071,344	34,743
Redeemed	(7,020,532)	(204,981)	(10,854,702)	(344,650)
Net Increase (Decrease)—Investor Shares	7,341,080	211,783	6,917,197	226,604
Admiral Shares
Issued	8,578,164	247,996	8,084,176	253,721
Issued in Lieu of Cash Distributions	1,101,786	31,338	826,433	26,772
Redeemed	(6,373,065)	(184,355)	(6,165,654)	(193,779)
Net Increase (Decrease)—Admiral Shares	3,306,885	94,979	2,744,955	86,714
Signal Shares
Issued	2,907,524	87,545	2,633,369	85,460
Issued in Lieu of Cash Distributions	146,081	4,303	102,303	3,435
Redeemed	(2,044,167)	(61,646)	(2,019,133)	(65,415)
Net Increase (Decrease)—Signal Shares	1,009,438	30,202	716,539	23,480
Institutional Shares
Issued	10,170,383	297,546	9,084,531	288,069
Issued in Lieu of Cash Distributions	749,004	21,306	476,976	15,485
Redeemed	(5,401,293)	(156,276)	(3,648,526)	(115,440)
Net Increase (Decrease)—Institutional Shares	5,518,094	162,576	5,912,981	188,114
ETF Shares
Issued	4,671,146	65,833	5,163,728	78,663
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,637,789)	(38,100)	(3,315,969)	(51,500)
Net Increase (Decrease)—ETF Shares	2,033,357	27,733	1,847,759	27,163

H. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced an upcoming change in the fund’s benchmark index from the MSCI US Broad Market Index to the CRSP US Total Market Index. The fund’s investment objective is not changing. The transition to the new benchmark is expected to be completed over several months, and will require some turnover of holdings with resulting transaction costs. Vanguard will seek to minimize trading impact through efficient portfolio trading.

28

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Total Stock Market Index Fund: In our opinion, the statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 11, 2013

Special 2012 tax information (unaudited) for Vanguard Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $4,211,157,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 93.5% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

29

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income.(In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total Stock Market Index Fund Investor Shares
Periods Ended December 31, 2012

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	16.25%	2.18%	7.83%
Returns After Taxes on Distributions	15.90	1.87	7.54
Returns After Taxes on Distributions and Sale of Fund Shares	11.02	1.80	6.88

30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

31

Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	6/30/2012	12/31/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,063.68	$0.88
Admiral Shares	1,000.00	1,064.24	0.26
Signal Shares	1,000.00	1,064.31	0.26
Institutional Shares	1,000.00	1,064.57	0.21
ETF Shares	1,000.00	1,064.31	0.26
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.95	0.26
Signal Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
ETF Shares	1,000.00	1,024.95	0.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

32

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

33

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

34

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010)
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008)
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q850 022013

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (12.4%)
Home Depot Inc.	20,165,260	1,247,221
* Amazon.com Inc.	4,837,853	1,214,978
McDonald's Corp.	13,489,940	1,189,948
Comcast Corp. Class A	31,332,286	1,171,201
Walt Disney Co.	22,802,062	1,135,315
News Corp. Class A	26,430,260	675,029
Ford Motor Co.	47,568,610	616,013
Time Warner Inc.	12,693,903	607,149
Lowe's Cos. Inc.	15,741,086	559,123
Starbucks Corp.	10,166,685	545,138
NIKE Inc. Class B	9,738,091	502,485
Target Corp.	8,322,480	492,441
* DIRECTV	8,398,847	421,286
TJX Cos. Inc.	9,846,893	418,001
* priceline.com Inc.	666,518	414,041
Yum! Brands Inc.	6,097,976	404,906
Time Warner Cable Inc.	4,098,333	398,317
Viacom Inc. Class B	6,199,477	326,960
CBS Corp. Class B	7,983,840	303,785
* General Motors Co.	10,474,011	301,966
Johnson Controls Inc.	9,148,722	280,866
Las Vegas Sands Corp.	5,504,220	254,075
Carnival Corp.	5,981,942	219,956
Coach Inc.	3,815,035	211,773
Macy's Inc.	5,384,564	210,106
McGraw-Hill Cos. Inc.	3,373,437	184,426
VF Corp.	1,176,127	177,560
Omnicom Group Inc.	3,553,274	177,522
* Bed Bath & Beyond Inc.	3,109,931	173,876
Comcast Corp.	4,677,396	168,152
Mattel Inc.	4,560,697	167,013
Ross Stores Inc.	3,017,672	163,407
* Liberty Media Corp. - Liberty Capital Class A	1,394,790	161,810
* AutoZone Inc.	450,697	159,741
* Delphi Automotive plc	4,104,808	157,009
* Dollar General Corp.	3,514,778	154,967
Limited Brands Inc.	3,264,814	153,642
Starwood Hotels & Resorts Worldwide Inc.	2,625,567	150,603
Harley-Davidson Inc.	3,045,603	148,747
Sirius XM Radio Inc.	51,225,620	148,042
* O'Reilly Automotive Inc.	1,588,844	142,074
* Liberty Interactive Corp. Class A	6,883,973	135,477
Genuine Parts Co.	2,072,603	131,776
Gap Inc.	4,177,253	129,662
Marriott International Inc. Class A	3,450,529	128,601
Kohl's Corp.	2,976,944	127,949
* Chipotle Mexican Grill Inc. Class A	423,368	125,935
^ Virgin Media Inc.	3,411,355	125,367
* Dollar Tree Inc.	3,078,005	124,844
* Discovery Communications Inc. Class A	1,948,970	123,721
Wynn Resorts Ltd.	1,074,679	120,891
Ralph Lauren Corp. Class A	806,113	120,852
* Liberty Global Inc. Class A	1,834,214	115,537
Nordstrom Inc.	2,148,690	114,955
* CarMax Inc.	3,051,436	114,551
* BorgWarner Inc.	1,529,219	109,523
Whirlpool Corp.	1,036,195	105,433
PVH Corp.	940,632	104,420
Staples Inc.	9,127,530	104,054
DISH Network Corp. Class A	2,835,728	103,220
* Lululemon Athletica Inc.	1,346,553	102,648

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Wyndham Worldwide Corp.	1,900,024	101,100
PetSmart Inc.	1,445,636	98,795
Tiffany & Co.	1,692,267	97,035
* Liberty Global Inc.	1,510,888	88,765
Newell Rubbermaid Inc.	3,859,293	85,946
^ Autoliv Inc.	1,275,029	85,924
Family Dollar Stores Inc.	1,327,418	84,172
* PulteGroup Inc.	4,615,377	83,815
Tractor Supply Co.	947,361	83,709
* LKQ Corp.	3,959,315	83,542
Expedia Inc.	1,315,290	80,825
Ulta Salon Cosmetics & Fragrance Inc.	799,689	78,577
Darden Restaurants Inc.	1,714,881	77,290
DR Horton Inc.	3,843,073	76,016
* TRW Automotive Holdings Corp.	1,386,183	74,313
* Discovery Communications Inc.	1,266,902	74,114
Polaris Industries Inc.	870,155	73,224
Lennar Corp. Class A	1,862,729	72,032
Advance Auto Parts Inc.	980,661	70,951
* Mohawk Industries Inc.	783,641	70,896
H&R Block Inc.	3,625,242	67,321
Scripps Networks Interactive Inc. Class A	1,149,251	66,565
* Netflix Inc.	704,941	65,404
* Toll Brothers Inc.	2,022,705	65,394
Foot Locker Inc.	2,025,295	65,052
* Fossil Inc.	695,701	64,770
Interpublic Group of Cos. Inc.	5,854,221	64,514
Royal Caribbean Cruises Ltd.	1,892,498	64,345
^ Garmin Ltd.	1,563,636	63,828
* TripAdvisor Inc.	1,472,459	61,784
Lear Corp.	1,316,948	61,686
* Urban Outfitters Inc.	1,549,908	61,004
* NVR Inc.	65,345	60,117
* Panera Bread Co. Class A	377,570	59,969
Dick's Sporting Goods Inc.	1,288,658	58,621
Signet Jewelers Ltd.	1,080,812	57,715
* MGM Resorts International	4,903,895	57,081
* Sally Beauty Holdings Inc.	2,406,055	56,711
Hasbro Inc.	1,567,377	56,269
Gannett Co. Inc.	3,103,428	55,893
Abercrombie & Fitch Co.	1,103,392	52,930
* Jarden Corp.	1,013,776	52,412
Williams-Sonoma Inc.	1,194,360	52,277
Leggett & Platt Inc.	1,878,548	51,134
* Under Armour Inc. Class A	1,049,328	50,924
International Game Technology	3,568,432	50,565
American Eagle Outfitters Inc.	2,364,143	48,489
Tupperware Brands Corp.	744,977	47,753
Dunkin' Brands Group Inc.	1,409,597	46,770
* Hanesbrands Inc.	1,304,128	46,714
Best Buy Co. Inc.	3,860,107	45,742
* Goodyear Tire & Rubber Co.	3,272,388	45,192
GNC Holdings Inc. Class A	1,327,698	44,186
^ JC Penney Co. Inc.	2,190,252	43,170
* Penn National Gaming Inc.	870,535	42,752
^ GameStop Corp. Class A	1,663,489	41,737
* Charter Communications Inc. Class A	539,086	41,100
Chico's FAS Inc.	2,216,917	40,924
Harman International Industries Inc.	914,152	40,808
Service Corp. International	2,868,849	39,619
* Warnaco Group Inc.	544,480	38,968
Cablevision Systems Corp. Class A	2,576,428	38,492
* Carter's Inc.	668,153	37,183
Gentex Corp.	1,932,894	36,377

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Cinemark Holdings Inc.	1,376,754	35,768
*	Madison Square Garden Co. Class A	787,727	34,936
	Brunswick Corp.	1,194,503	34,748
*	AMC Networks Inc. Class A	699,863	34,643
*	Visteon Corp.	633,907	34,117
	Six Flags Entertainment Corp.	536,587	32,839
*	Lamar Advertising Co. Class A	835,489	32,375
*	Ascena Retail Group Inc.	1,741,530	32,201
	Dillard's Inc. Class A	384,351	32,197
	Domino's Pizza Inc.	724,657	31,559
*	Liberty Ventures Class A	465,349	31,532
	Brinker International Inc.	993,718	30,795
	Dana Holding Corp.	1,970,232	30,755
	Sotheby's	901,702	30,315
	HSN Inc.	532,818	29,348
	DSW Inc. Class A	444,298	29,186
*	Apollo Group Inc. Class A	1,352,157	28,287
*	Tenneco Inc.	801,103	28,127
*,^	Tesla Motors Inc.	825,682	27,966
*	Life Time Fitness Inc.	552,119	27,170
	Aaron's Inc.	958,203	27,098
	Rent-A-Center Inc.	785,637	26,994
	Wolverine World Wide Inc.	652,694	26,747
	Pool Corp.	627,164	26,542
	Pier 1 Imports Inc.	1,301,095	26,022
	Vail Resorts Inc.	480,134	25,970
*	Bally Technologies Inc.	569,349	25,456
*	Cabela's Inc.	603,824	25,210
*	Tempur-Pedic International Inc.	792,179	24,946
*	Big Lots Inc.	873,607	24,863
	John Wiley & Sons Inc. Class A	637,184	24,806
*	Hyatt Hotels Corp. Class A	613,260	23,653
*	Steven Madden Ltd.	551,123	23,296
	Washington Post Co. Class B	63,228	23,091
	Thor Industries Inc.	599,115	22,425
	Cheesecake Factory Inc.	679,527	22,234
	Guess? Inc.	897,401	22,022
*	ANN Inc.	643,615	21,780
*,^	Coinstar Inc.	418,135	21,747
	Ryland Group Inc.	593,634	21,668
*	Iconix Brand Group Inc.	934,611	20,861
	Morningstar Inc.	326,257	20,499
*,^	Sears Holdings Corp.	495,392	20,489
*	Vitamin Shoppe Inc.	355,431	20,388
*,^	Deckers Outdoor Corp.	506,192	20,384
	Men's Wearhouse Inc.	643,147	20,040
	Cooper Tire & Rubber Co.	788,568	19,998
	MDC Holdings Inc.	542,054	19,926
^	Weight Watchers International Inc.	370,208	19,384
*	AutoNation Inc.	482,331	19,149
*	Groupon Inc.	3,913,384	19,097
	Hillenbrand Inc.	831,296	18,796
*	Fifth & Pacific Cos. Inc.	1,503,338	18,717
	DeVry Inc.	787,138	18,679
*	Select Comfort Corp.	710,126	18,584
*	Hibbett Sports Inc.	348,955	18,390
	Wendy's Co.	3,905,122	18,354
	Cracker Barrel Old Country Store Inc.	281,786	18,108
	Penske Automotive Group Inc.	600,458	18,068
*	Buffalo Wild Wings Inc.	247,457	18,020
*	Genesco Inc.	325,860	17,922
	Group 1 Automotive Inc.	288,310	17,872
*	Live Nation Entertainment Inc.	1,888,294	17,580
*	Crocs Inc.	1,196,697	17,220

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
^	Buckle Inc.	383,902	17,137
*	Meritage Homes Corp.	449,146	16,776
^	Meredith Corp.	477,923	16,464
	Arbitron Inc.	350,365	16,355
*	Lumber Liquidators Holdings Inc.	307,782	16,260
*	Jack in the Box Inc.	565,361	16,169
	Regal Entertainment Group Class A	1,137,841	15,873
*	Jos A Bank Clothiers Inc.	371,433	15,816
*	Lions Gate Entertainment Corp.	958,843	15,725
*,^	Saks Inc.	1,472,968	15,481
	Bob Evans Farms Inc.	383,367	15,411
*	DreamWorks Animation SKG Inc. Class A	927,674	15,372
	Burger King Worldwide Inc.	930,740	15,301
*	Express Inc.	1,005,138	15,168
*	Orient-Express Hotels Ltd. Class A	1,292,449	15,109
	Valassis Communications Inc.	583,923	15,054
*	New York Times Co. Class A	1,764,502	15,051
	KB Home	926,391	14,637
*	Children's Place Retail Stores Inc.	319,356	14,144
	Texas Roadhouse Inc. Class A	838,810	14,092
*	Aeropostale Inc.	1,076,212	14,002
*	Papa John's International Inc.	253,307	13,917
*	DineEquity Inc.	206,482	13,834
	Monro Muffler Brake Inc.	391,030	13,674
*	Shutterfly Inc.	454,565	13,578
	Dorman Products Inc.	383,780	13,563
*	Helen of Troy Ltd.	398,144	13,294
*	Pinnacle Entertainment Inc.	826,726	13,087
	Regis Corp.	759,661	12,853
	Choice Hotels International Inc.	381,735	12,834
	Finish Line Inc. Class A	670,043	12,684
*	WMS Industries Inc.	723,112	12,654
*	Standard Pacific Corp.	1,691,001	12,429
*	Office Depot Inc.	3,786,300	12,419
*	Marriott Vacations Worldwide Corp.	290,752	12,116
	Jones Group Inc.	1,083,799	11,987
*	Francesca's Holdings Corp.	460,407	11,952
*	Asbury Automotive Group Inc.	371,715	11,906
	Matthews International Corp. Class A	368,951	11,843
*	Grand Canyon Education Inc.	502,567	11,795
^	Sturm Ruger & Co. Inc.	255,682	11,608
	Ameristar Casinos Inc.	436,844	11,463
	OfficeMax Inc.	1,150,028	11,224
	Churchill Downs Inc.	168,697	11,210
	Stage Stores Inc.	449,566	11,140
*	Conn's Inc.	360,691	11,066
	Lithia Motors Inc. Class A	293,586	10,986
*	BJ's Restaurants Inc.	333,851	10,984
*	SHFL Entertainment Inc.	732,541	10,622
*	American Axle & Manufacturing Holdings Inc.	943,064	10,562
	Brown Shoe Co. Inc.	571,806	10,504
	Scholastic Corp.	354,383	10,476
	National CineMedia Inc.	735,819	10,397
*	Tumi Holdings Inc.	491,849	10,255
	News Corp. Class B	388,759	10,201
	Sonic Automotive Inc. Class A	487,329	10,180
	Interval Leisure Group Inc.	523,047	10,142
*	Ascent Capital Group Inc. Class A	161,027	9,974
	Cato Corp. Class A	362,613	9,946
	La-Z-Boy Inc.	690,909	9,776
^	Allison Transmission Holdings Inc.	478,042	9,762
*	HomeAway Inc.	438,068	9,637
	International Speedway Corp. Class A	348,450	9,624
	Columbia Sportswear Co.	178,474	9,523

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Belo Corp. Class A	1,233,350	9,460
*	Skechers U.S.A. Inc. Class A	509,934	9,434
*,^	Hovnanian Enterprises Inc. Class A	1,319,772	9,238
	Ethan Allen Interiors Inc.	346,140	8,899
	Strayer Education Inc.	157,074	8,823
*	Steiner Leisure Ltd.	181,583	8,750
	Sinclair Broadcast Group Inc. Class A	691,066	8,721
	Oxford Industries Inc.	186,477	8,645
*	American Public Education Inc.	237,221	8,566
	Drew Industries Inc.	263,141	8,486
	CEC Entertainment Inc.	254,955	8,462
	True Religion Apparel Inc.	326,684	8,304
*	AFC Enterprises Inc.	315,395	8,241
	Lennar Corp. Class B	269,794	8,239
^	American Greetings Corp. Class A	476,267	8,044
	Stewart Enterprises Inc. Class A	1,026,947	7,846
*	Biglari Holdings Inc.	19,799	7,722
*	G-III Apparel Group Ltd.	223,593	7,654
*	Sonic Corp.	731,843	7,618
	Movado Group Inc.	242,874	7,451
*	K12 Inc.	358,727	7,332
*	M/I Homes Inc.	276,132	7,317
*	Smith & Wesson Holding Corp.	863,608	7,289
*	Krispy Kreme Doughnuts Inc.	758,358	7,113
*	Scientific Games Corp. Class A	812,973	7,048
*,^	Pandora Media Inc.	767,332	7,044
*	Blue Nile Inc.	179,179	6,898
	Pep Boys-Manny Moe & Jack	693,704	6,819
*,^	Vera Bradley Inc.	265,509	6,664
*	Winnebago Industries Inc.	385,264	6,600
	Superior Industries International Inc.	318,032	6,488
*	Denny's Corp.	1,324,156	6,462
*	Red Robin Gourmet Burgers Inc.	182,708	6,448
*	iRobot Corp.	343,653	6,440
*	Quiksilver Inc.	1,513,132	6,431
*	LeapFrog Enterprises Inc.	736,697	6,358
	Core-Mark Holding Co. Inc.	134,038	6,347
	Fred's Inc. Class A	458,405	6,101
*	Zumiez Inc.	311,947	6,055
*	Maidenform Brands Inc.	310,617	6,054
*	rue21 inc	209,930	5,960
*,^	Barnes & Noble Inc.	390,032	5,886
*	Ruby Tuesday Inc.	731,944	5,753
*	Arctic Cat Inc.	171,973	5,742
	Callaway Golf Co.	857,783	5,576
*	Beazer Homes USA Inc.	322,349	5,444
*	Multimedia Games Holding Co. Inc.	364,921	5,368
	Standard Motor Products Inc.	239,693	5,326
*	EW Scripps Co. Class A	490,176	5,299
*	Capella Education Co.	183,776	5,188
	Hot Topic Inc.	529,600	5,111
*	Gentherm Inc.	380,300	5,058
*	America's Car-Mart Inc.	122,441	4,961
*	Libbey Inc.	255,514	4,944
*	Boyd Gaming Corp.	736,848	4,893
*	Modine Manufacturing Co.	564,858	4,592
*	Caribou Coffee Co. Inc.	267,232	4,326
*,^	ITT Educational Services Inc.	249,155	4,313
*	Mattress Firm Holding Corp.	173,427	4,254
*	Cavco Industries Inc.	82,267	4,112
	Haverty Furniture Cos. Inc.	248,958	4,060
	NACCO Industries Inc. Class A	66,764	4,052
*	Wet Seal Inc. Class A	1,379,266	3,807
	Shoe Carnival Inc.	185,435	3,800

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Carriage Services Inc. Class A	313,247	3,718
	Clear Channel Outdoor Holdings Inc. Class A	509,147	3,574
	JAKKS Pacific Inc.	280,401	3,511
*,^	Digital Generation Inc.	319,320	3,468
*	Caesars Entertainment Corp.	495,368	3,428
	Harte-Hanks Inc.	579,680	3,420
	PetMed Express Inc.	306,044	3,397
*	Universal Electronics Inc.	174,340	3,373
*	Ruth's Hospitality Group Inc.	457,286	3,324
*	Rentrak Corp.	170,345	3,320
*	Tuesday Morning Corp.	523,891	3,274
*	Bravo Brio Restaurant Group Inc.	242,615	3,258
*	Career Education Corp.	923,295	3,250
	Perry Ellis International Inc.	162,718	3,238
*	Journal Communications Inc. Class A	598,089	3,236
	Speedway Motorsports Inc.	179,830	3,208
	Marcus Corp.	256,363	3,197
	Destination Maternity Corp.	144,242	3,110
	Big 5 Sporting Goods Corp.	235,874	3,090
*	Overstock.com Inc.	214,250	3,066
*	Fuel Systems Solutions Inc.	208,065	3,059
*	Carmike Cinemas Inc.	203,590	3,054
*	Exide Technologies	887,870	3,037
*	Fiesta Restaurant Group Inc.	192,497	2,949
	Universal Technical Institute Inc.	290,774	2,919
*	LIN TV Corp. Class A	384,896	2,898
*	Unifi Inc.	221,250	2,878
	Town Sports International Holdings Inc.	267,977	2,854
	World Wrestling Entertainment Inc. Class A	361,491	2,852
	Nutrisystem Inc.	340,255	2,787
	Stein Mart Inc.	362,769	2,735
*	Cumulus Media Inc. Class A	1,012,048	2,702
^	RadioShack Corp.	1,263,705	2,679
*	Bridgepoint Education Inc.	254,715	2,624
*	Citi Trends Inc.	188,853	2,599
*	Christopher & Banks Corp.	476,458	2,597
	Hooker Furniture Corp.	178,152	2,589
*	Corinthian Colleges Inc.	1,055,220	2,575
*	Federal-Mogul Corp.	311,407	2,497
*	MarineMax Inc.	276,002	2,467
*	McClatchy Co. Class A	747,244	2,443
*	Black Diamond Inc.	287,264	2,356
	CSS Industries Inc.	103,325	2,262
*	Nexstar Broadcasting Group Inc. Class A	212,743	2,253
*	Casual Male Retail Group Inc.	528,729	2,221
*	Steinway Musical Instruments Inc.	104,951	2,220
^	Blyth Inc.	141,026	2,193
	Saga Communications Inc. Class A	45,952	2,137
*	Kirkland's Inc.	192,819	2,042
	Cherokee Inc.	145,928	2,001
	Weyco Group Inc.	85,164	1,989
*	West Marine Inc.	184,315	1,981
	Spartan Motors Inc.	396,070	1,953
*	Body Central Corp.	191,245	1,905
*	Vitacost.com Inc.	279,743	1,897
*	Bluegreen Corp.	200,908	1,885
	bebe stores inc	471,340	1,881
*,^	Teavana Holdings Inc.	120,954	1,875
*	Jamba Inc.	834,904	1,870
	Bassett Furniture Industries Inc.	148,869	1,856
*	Famous Dave's Of America Inc.	197,918	1,819
	Systemax Inc.	188,321	1,817
*	Entercom Communications Corp. Class A	257,660	1,798
	Fisher Communications Inc.	66,557	1,796

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*,^	Zagg Inc.	243,945	1,795
	Mac-Gray Corp.	139,675	1,753
^	Bon-Ton Stores Inc.	144,463	1,751
	Strattec Security Corp.	65,085	1,680
*	Monarch Casino & Resort Inc.	153,094	1,670
*	Luby's Inc.	248,750	1,664
*	Zale Corp.	404,536	1,663
*	Stoneridge Inc.	322,150	1,649
*	Gordmans Stores Inc.	108,945	1,636
*	Geeknet Inc.	100,443	1,617
*,^	hhgregg Inc.	227,060	1,594
*	Morgans Hotel Group Co.	280,286	1,553
*,^	Sealy Corp.	714,597	1,551
*	VOXX International Corp. Class A	223,488	1,504
	Winmark Corp.	26,154	1,491
*,^	Skullcandy Inc.	190,795	1,486
	Lincoln Educational Services Corp.	265,280	1,483
*	TravelCenters of America LLC	311,380	1,463
*	Isle of Capri Casinos Inc.	260,949	1,461
*	Premier Exhibitions Inc.	536,744	1,455
	Flexsteel Industries Inc.	67,252	1,443
*	ReachLocal Inc.	106,326	1,373
*	Daily Journal Corp.	14,678	1,358
*	Gray Television Inc.	602,146	1,325
	AH Belo Corp. Class A	282,231	1,312
	Lifetime Brands Inc.	120,582	1,279
*	Nautilus Inc.	362,819	1,273
	Outdoor Channel Holdings Inc.	156,925	1,193
	Superior Uniform Group Inc.	104,006	1,190
*	New York & Co. Inc.	309,131	1,178
*	Johnson Outdoors Inc. Class A	58,984	1,175
*	Delta Apparel Inc.	83,677	1,170
*	Reading International Inc. Class A	194,275	1,168
	Culp Inc.	77,220	1,159
*,^	Dex One Corp.	728,768	1,151
	Shiloh Industries Inc.	110,112	1,134
*	1-800-Flowers.com Inc. Class A	307,645	1,129
*	Red Lion Hotels Corp.	141,996	1,120
*	Carrols Restaurant Group Inc.	187,152	1,119
*	Coldwater Creek Inc.	230,378	1,108
*	MTR Gaming Group Inc.	255,698	1,066
*	Ignite Restaurant Group Inc.	81,538	1,060
*	K-Swiss Inc. Class A	306,543	1,030
	Einstein Noah Restaurant Group Inc.	84,347	1,030
*	Stanley Furniture Co. Inc.	227,672	1,025
*	Motorcar Parts of America Inc.	155,681	1,023
	Entravision Communications Corp. Class A	611,275	1,015
*	Rocky Brands Inc.	76,795	1,000
*	Pacific Sunwear of California Inc.	554,736	882
*	Rick's Cabaret International Inc.	107,071	862
	Marine Products Corp.	147,792	845
*	Valuevision Media Inc. Class A	467,359	841
*	Gaiam Inc. Class A	266,128	841
*	Joe's Jeans Inc.	832,167	832
*	Martha Stewart Living Omnimedia Class A	334,904	821
	Dover Downs Gaming & Entertainment Inc.	355,462	782
*	Lakes Entertainment Inc.	260,577	782
*	Orbitz Worldwide Inc.	286,229	779
	Frisch's Restaurants Inc.	41,790	773
*	Learning Tree International Inc.	138,784	756
*	Navarre Corp.	416,222	741
	Ambassadors Group Inc.	172,883	736
	National American University Holdings Inc.	175,287	675
*	Heelys Inc.	300,234	670

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Furniture Brands International Inc.	613,008	650
*	Build-A-Bear Workshop Inc.	168,197	642
*	Lee Enterprises Inc.	542,668	619
*	Media General Inc. Class A	143,348	616
*	Tower International Inc.	73,247	590
*	Century Casinos Inc.	202,361	575
	Trans World Entertainment Corp.	160,912	560
	Collectors Universe	55,458	556
*,^	American Apparel Inc.	542,490	548
*	Harris Interactive Inc.	435,505	523
	Salem Communications Corp. Class A	95,195	520
*	Radio One Inc.	678,120	515
	Escalade Inc.	93,954	498
*,^	SuperMedia Inc.	139,686	478
*	Kid Brands Inc.	298,606	463
*	Cosi Inc.	575,742	448
*	Cache Inc.	180,624	437
	Dover Motorsports Inc.	236,518	400
*	dELiA*s Inc.	299,242	350
*	Dixie Group Inc.	99,243	328
*	Perfumania Holdings Inc.	64,655	318
*	UQM Technologies Inc.	401,083	305
*	Entertainment Gaming Asia Inc.	157,269	302
*	Books-A-Million Inc.	112,514	299
*	Emerson Radio Corp.	169,085	293
	Gaming Partners International Corp.	41,577	290
	Hastings Entertainment Inc.	121,119	263
*,^	Empire Resorts Inc.	108,577	253
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	350,871	239
	Canterbury Park Holding Corp.	24,382	237
*	US Auto Parts Network Inc.	128,589	235
*	Hollywood Media Corp.	174,057	235
*	ALCO Stores Inc.	25,950	228
*	School Specialty Inc.	219,289	208
*	Skyline Corp.	50,767	206
*	Cambium Learning Group Inc.	157,716	175
*	Orchard Supply Hardware Stores Corp. Class A	23,110	171
*	Hovnanian Enterprises Inc. Class B	19,300	135
*	Sport Chalet Inc. Class A	65,485	107
*	SPAR Group Inc.	16,145	28
*,^	Universal Travel Group	42,843	24
*	LodgeNet Interactive Corp.	280,561	15
	Bowl America Inc. Class A	964	12
*	Sport Chalet Inc. Class B	1,820	3
	Educational Development Corp.	281	1
	Koss Corp.	100	—
			26,104,463
Consumer Staples (9.4%)
	Procter & Gamble Co.	36,885,367	2,504,148
	Coca-Cola Co.	54,320,419	1,969,115
	Philip Morris International Inc.	22,550,112	1,886,091
	Wal-Mart Stores Inc.	24,894,086	1,698,524
	PepsiCo Inc.	20,818,464	1,424,608
	Altria Group Inc.	27,193,408	854,417
	CVS Caremark Corp.	17,018,857	822,862
	Colgate-Palmolive Co.	6,343,101	663,108
	Mondelez International Inc. Class A	22,552,621	574,415
	Costco Wholesale Corp.	5,783,600	571,246
	Kimberly-Clark Corp.	5,282,582	446,008
	Walgreen Co.	11,969,418	442,988
	General Mills Inc.	8,672,226	350,445
	Kraft Foods Group Inc.	7,510,573	341,506
	Sysco Corp.	7,847,094	248,439
	HJ Heinz Co.	4,283,836	247,092

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Archer-Daniels-Midland Co.	8,810,426	241,318
	Whole Foods Market Inc.	2,346,880	214,341
	Lorillard Inc.	1,747,320	203,860
	Estee Lauder Cos. Inc. Class A	3,149,327	188,519
	Reynolds American Inc.	4,538,463	188,029
	Kellogg Co.	3,349,897	187,092
	Kroger Co.	6,921,947	180,109
	Mead Johnson Nutrition Co.	2,725,844	179,606
	ConAgra Foods Inc.	5,432,150	160,248
	Hershey Co.	2,103,890	151,943
	Bunge Ltd.	1,951,884	141,882
	JM Smucker Co.	1,475,733	127,267
	Coca-Cola Enterprises Inc.	3,935,267	124,866
	Dr Pepper Snapple Group Inc.	2,813,856	124,316
	Clorox Co.	1,645,438	120,479
	Beam Inc.	1,904,680	116,357
*	Monster Beverage Corp.	2,003,966	105,970
	Brown-Forman Corp. Class B	1,633,009	103,288
	McCormick & Co. Inc.	1,606,304	102,049
	Church & Dwight Co. Inc.	1,860,375	99,660
	Campbell Soup Co.	2,533,817	88,405
	Molson Coors Brewing Co. Class B	1,992,580	85,263
	Avon Products Inc.	5,773,840	82,912
	Tyson Foods Inc. Class A	3,905,085	75,759
*,^	Green Mountain Coffee Roasters Inc.	1,767,953	73,123
*	Constellation Brands Inc. Class A	2,056,806	72,790
	Energizer Holdings Inc.	863,991	69,102
*	Ralcorp Holdings Inc.	738,459	66,203
	Ingredion Inc.	1,018,908	65,648
	Hormel Foods Corp.	1,935,447	60,405
^	Safeway Inc.	3,202,833	57,939
^	Herbalife Ltd.	1,495,411	49,259
	Hillshire Brands Co.	1,587,061	44,660
*	Smithfield Foods Inc.	1,979,830	42,705
*	Dean Foods Co.	2,471,373	40,802
	Flowers Foods Inc.	1,662,552	38,688
*	United Natural Foods Inc.	651,651	34,922
*	Hain Celestial Group Inc.	508,517	27,572
	Nu Skin Enterprises Inc. Class A	743,747	27,556
	Casey's General Stores Inc.	511,911	27,182
*	TreeHouse Foods Inc.	481,111	25,080
*	Darling International Inc.	1,563,243	25,074
*	Fresh Market Inc.	512,150	24,629
	Harris Teeter Supermarkets Inc.	622,622	24,008
	PriceSmart Inc.	261,284	20,132
	B&G Foods Inc.	691,040	19,563
	Lancaster Colony Corp.	255,109	17,651
*	Elizabeth Arden Inc.	349,599	15,735
*	Boston Beer Co. Inc. Class A	116,785	15,702
	Universal Corp.	309,645	15,454
	Snyders-Lance Inc.	637,352	15,367
*	Post Holdings Inc.	431,983	14,795
	Fresh Del Monte Produce Inc.	535,472	14,110
	Spectrum Brands Holdings Inc.	307,264	13,805
*	Prestige Brands Holdings Inc.	669,053	13,401
	J&J Snack Foods Corp.	200,098	12,794
	Sanderson Farms Inc.	259,291	12,329
*	Rite Aid Corp.	8,998,226	12,238
	Vector Group Ltd.	680,122	10,113
*	Smart Balance Inc.	783,190	10,103
	Andersons Inc.	233,582	10,021
	WD-40 Co.	196,005	9,234
*	Susser Holdings Corp.	224,485	7,743
	Cal-Maine Foods Inc.	187,233	7,531

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
^	SUPERVALU Inc.	2,823,669	6,974
^	Tootsie Roll Industries Inc.	242,418	6,283
	Weis Markets Inc.	158,222	6,198
*	Pilgrim's Pride Corp.	854,023	6,192
*	Dole Food Co. Inc.	524,140	6,012
	Coca-Cola Bottling Co. Consolidated	81,568	5,424
*	Chiquita Brands International Inc.	554,928	4,578
*	Central Garden and Pet Co. Class A	437,183	4,569
*	Medifast Inc.	171,495	4,526
*	Annie's Inc.	134,957	4,512
	Spartan Stores Inc.	284,109	4,364
	Inter Parfums Inc.	215,346	4,191
*,^	Star Scientific Inc.	1,521,388	4,077
^	Diamond Foods Inc.	284,216	3,885
*	Alliance One International Inc.	1,067,202	3,885
	Calavo Growers Inc.	149,268	3,763
	Nash Finch Co.	169,982	3,617
*	Pantry Inc.	293,762	3,563
*,^	USANA Health Sciences Inc.	95,724	3,152
	Village Super Market Inc. Class A	86,219	2,833
	John B Sanfilippo & Son Inc.	151,594	2,756
*	Revlon Inc. Class A	190,018	2,755
*	Seneca Foods Corp. Class A	89,053	2,707
	Oil-Dri Corp. of America	95,706	2,641
	Nutraceutical International Corp.	147,820	2,445
	Nature's Sunshine Products Inc.	160,581	2,325
	Ingles Markets Inc. Class A	134,677	2,325
*	Central Garden and Pet Co.	224,066	2,245
*	Chefs' Warehouse Inc.	141,332	2,234
	National Beverage Corp.	144,878	2,114
	Limoneira Co.	104,815	2,032
*,^	Central European Distribution Corp.	819,306	1,778
*	Inventure Foods Inc.	272,619	1,769
	Female Health Co.	237,050	1,702
	Alico Inc.	43,358	1,588
	Roundy's Inc.	330,882	1,472
*	Omega Protein Corp.	231,725	1,418
	Orchids Paper Products Co.	69,151	1,398
*	Farmer Bros Co.	92,919	1,341
	Griffin Land & Nurseries Inc.	36,463	985
	Lifeway Foods Inc.	95,840	838
*	Overhill Farms Inc.	180,429	781
*	Craft Brew Alliance Inc.	86,725	562
	MGP Ingredients Inc.	95,433	326
*,^	Primo Water Corp.	178,443	212
	Reliv International Inc.	146,638	192
*	Mannatech Inc.	21,837	123
*	Crystal Rock Holdings Inc.	32,920	34
	Bridgford Foods Corp.	200	1
			19,739,415
Energy (10.1%)
	Exxon Mobil Corp.	61,747,781	5,344,270
	Chevron Corp.	26,247,701	2,838,426
	Schlumberger Ltd.	17,751,831	1,230,024
	ConocoPhillips	15,434,827	895,066
	Occidental Petroleum Corp.	10,834,776	830,052
	Anadarko Petroleum Corp.	6,684,337	496,713
	EOG Resources Inc.	3,612,149	436,312
	Halliburton Co.	12,410,672	430,526
	Phillips 66	7,967,115	423,054
	Apache Corp.	5,233,405	410,822
	National Oilwell Varco Inc.	5,704,380	389,894
	Kinder Morgan Inc.	8,640,805	305,280
	Williams Cos. Inc.	9,017,112	295,220

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Marathon Oil Corp.	9,436,622	289,327
	Marathon Petroleum Corp.	4,525,443	285,103
	Devon Energy Corp.	5,140,503	267,512
	Valero Energy Corp.	7,378,987	251,771
	Noble Energy Inc.	2,378,836	242,023
	Baker Hughes Inc.	5,880,077	240,142
	Spectra Energy Corp.	8,733,582	239,126
	Hess Corp.	4,111,601	217,750
*	Cameron International Corp.	3,294,592	186,013
	Ensco plc Class A	3,101,139	183,836
	Pioneer Natural Resources Co.	1,563,625	166,667
*	Southwestern Energy Co.	4,670,165	156,030
	Chesapeake Energy Corp.	8,892,149	147,788
	Murphy Oil Corp.	2,466,287	146,867
	Cabot Oil & Gas Corp.	2,806,083	139,575
*	FMC Technologies Inc.	3,185,509	136,435
	Range Resources Corp.	2,171,454	136,432
	HollyFrontier Corp.	2,584,043	120,287
	EQT Corp.	1,999,038	117,903
	Noble Corp.	3,375,504	117,535
*	Weatherford International Ltd.	10,134,616	113,406
*	Concho Resources Inc.	1,323,969	106,659
*	Kinder Morgan Management LLC	1,349,040	101,799
	CONSOL Energy Inc.	3,041,726	97,639
	Peabody Energy Corp.	3,585,573	95,412
*	Denbury Resources Inc.	5,227,699	84,689
	Tesoro Corp.	1,868,113	82,290
*	Plains Exploration & Production Co.	1,723,826	80,916
	Helmerich & Payne Inc.	1,418,902	79,473
	Oceaneering International Inc.	1,443,085	77,624
	QEP Resources Inc.	2,377,477	71,966
	Core Laboratories NV	632,675	69,158
*	Whiting Petroleum Corp.	1,573,120	68,226
	Cimarex Energy Co.	1,149,912	66,384
	Diamond Offshore Drilling Inc.	929,694	63,182
*	Cobalt International Energy Inc.	2,468,872	60,636
*	Dresser-Rand Group Inc.	1,011,069	56,761
*	Nabors Industries Ltd.	3,879,891	56,064
*	Oil States International Inc.	732,028	52,369
*	Rowan Cos. plc Class A	1,659,355	51,888
*	Newfield Exploration Co.	1,803,426	48,296
*	Cheniere Energy Inc.	2,436,497	45,757
	SM Energy Co.	870,480	45,448
*	Continental Resources Inc.	605,503	44,498
*	Superior Energy Services Inc.	2,101,291	43,539
	Energen Corp.	964,416	43,486
	World Fuel Services Corp.	963,478	39,666
*	WPX Energy Inc.	2,659,102	39,567
	Patterson-UTI Energy Inc.	2,064,873	38,469
*,^	Ultra Petroleum Corp.	2,044,735	37,071
*	Atwood Oceanics Inc.	783,727	35,887
*	McDermott International Inc.	3,141,293	34,617
*	Dril-Quip Inc.	457,289	33,405
*	Rosetta Resources Inc.	706,985	32,069
*	Oasis Petroleum Inc.	993,490	31,593
*,^	SandRidge Energy Inc.	4,901,062	31,122
*	Kodiak Oil & Gas Corp.	3,508,147	31,047
*	Gulfport Energy Corp.	799,802	30,568
	Tidewater Inc.	674,616	30,142
	Energy XXI Bermuda Ltd.	897,932	28,904
*	Alpha Natural Resources Inc.	2,943,536	28,670
*	Helix Energy Solutions Group Inc.	1,331,920	27,491
*	Unit Corp.	582,174	26,227
	Lufkin Industries Inc.	447,152	25,993

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Bristow Group Inc.	477,862	25,642
*,^	McMoRan Exploration Co.	1,406,296	22,571
	SEACOR Holdings Inc.	265,566	22,254
	Western Refining Inc.	784,528	22,116
	CARBO Ceramics Inc.	276,184	21,636
	Berry Petroleum Co. Class A	629,590	21,123
	Targa Resources Corp.	394,795	20,861
	Arch Coal Inc.	2,825,743	20,684
*	Gran Tierra Energy Inc.	3,730,765	20,557
*	SemGroup Corp. Class A	500,141	19,546
*	Exterran Holdings Inc.	773,238	16,949
*	Cloud Peak Energy Inc.	810,575	15,668
*	Hornbeck Offshore Services Inc.	447,074	15,353
*	Geospace Technologies Corp.	160,992	14,307
*	Northern Oil and Gas Inc.	802,464	13,497
*	PDC Energy Inc.	400,653	13,306
*	Key Energy Services Inc.	1,908,598	13,265
^	Enbridge Energy Management LLC	456,743	13,195
*	Halcon Resources Corp.	1,860,873	12,877
*	Forum Energy Technologies Inc.	515,107	12,749
*	Stone Energy Corp.	620,683	12,736
*	C&J Energy Services Inc.	557,068	11,944
	EXCO Resources Inc.	1,717,825	11,630
*	Approach Resources Inc.	460,495	11,517
*,^	Clean Energy Fuels Corp.	920,440	11,460
*	Bill Barrett Corp.	637,818	11,347
*	CVR Energy Inc.	230,377	11,240
	Gulfmark Offshore Inc.	321,301	11,069
*	Hercules Offshore Inc.	1,782,731	11,017
*	ION Geophysical Corp.	1,645,213	10,710
^	RPC Inc.	874,644	10,706
*	Carrizo Oil & Gas Inc.	506,736	10,601
*	Forest Oil Corp.	1,574,332	10,532
*	Laredo Petroleum Holdings Inc.	513,137	9,319
*	Newpark Resources Inc.	1,179,172	9,257
*	Comstock Resources Inc.	605,812	9,166
*	Swift Energy Co.	568,532	8,750
*	EPL Oil & Gas Inc.	386,157	8,708
*	Magnum Hunter Resources Corp.	2,108,994	8,415
	Rentech Inc.	2,984,072	7,848
	W&T Offshore Inc.	487,158	7,809
*	TETRA Technologies Inc.	1,017,804	7,725
*,^	Heckmann Corp.	1,901,088	7,661
*	Rex Energy Corp.	588,281	7,659
	Crosstex Energy Inc.	521,340	7,476
	Contango Oil & Gas Co.	171,315	7,257
*	Parker Drilling Co.	1,547,247	7,117
*	Vaalco Energy Inc.	720,684	6,234
*	Bonanza Creek Energy Inc.	211,668	5,882
*	Pioneer Energy Services Corp.	810,027	5,881
*	Resolute Energy Corp.	662,401	5,385
*	PHI Inc.	158,533	5,309
*	Matador Resources Co.	585,080	4,798
*	Tesco Corp.	421,119	4,797
*	Basic Energy Services Inc.	389,080	4,439
	Gulf Island Fabrication Inc.	174,920	4,203
*	Harvest Natural Resources Inc.	455,997	4,136
*	Vantage Drilling Co.	2,249,958	4,117
*	Clayton Williams Energy Inc.	98,031	3,921
	Alon USA Energy Inc.	216,456	3,916
	Delek US Holdings Inc.	152,488	3,861
*	Matrix Service Co.	333,945	3,840
*,^	BPZ Resources Inc.	1,194,805	3,764
*	PetroQuest Energy Inc.	748,896	3,707

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Quicksilver Resources Inc.	1,218,451	3,485
*	Triangle Petroleum Corp.	568,358	3,404
*	Goodrich Petroleum Corp.	347,411	3,238
*	Synergy Resources Corp.	575,799	3,104
	Penn Virginia Corp.	693,938	3,060
*,^	Solazyme Inc.	387,858	3,049
*	Midstates Petroleum Co. Inc.	438,352	3,020
*	Willbros Group Inc.	560,916	3,007
*	Sanchez Energy Corp.	159,378	2,869
*,^	Endeavour International Corp.	538,517	2,790
	Panhandle Oil and Gas Inc. Class A	97,665	2,757
*	Callon Petroleum Co.	586,084	2,755
*	Dawson Geophysical Co.	103,692	2,735
*	FX Energy Inc.	631,324	2,595
*	Green Plains Renewable Energy Inc.	325,073	2,571
*	Uranium Energy Corp.	1,004,172	2,571
*	Warren Resources Inc.	914,040	2,568
*	Natural Gas Services Group Inc.	151,799	2,493
	Bolt Technology Corp.	164,548	2,348
*	REX American Resources Corp.	119,191	2,299
*	Abraxas Petroleum Corp.	1,033,800	2,264
*	TransAtlantic Petroleum Ltd.	2,696,154	2,238
*	Cal Dive International Inc.	1,194,184	2,066
*	Mitcham Industries Inc.	150,595	2,053
*	RigNet Inc.	88,215	1,802
*	Evolution Petroleum Corp.	198,386	1,613
*,^	James River Coal Co.	499,937	1,600
*,^	KiOR Inc.	238,926	1,532
	TGC Industries Inc.	186,137	1,524
*	Crimson Exploration Inc.	528,252	1,447
	Apco Oil and Gas International Inc.	115,012	1,416
*	Miller Energy Resources Inc.	345,802	1,369
*	Westmoreland Coal Co.	144,386	1,349
*	Renewable Energy Group Inc.	228,696	1,340
*	Isramco Inc.	12,585	1,309
*,^	Hyperdynamics Corp.	2,080,497	1,244
*	Lone Pine Resources Inc.	998,013	1,228
*,^	Amyris Inc.	361,198	1,127
*,^	Uranerz Energy Corp.	786,052	1,093
*,^	USEC Inc.	1,756,889	931
*	Global Geophysical Services Inc.	237,118	913
	Adams Resources & Energy Inc.	25,851	907
*	Double Eagle Petroleum Co.	220,979	871
*	Gastar Exploration Ltd.	654,733	792
*	CAMAC Energy Inc.	1,026,240	606
*,^	ZaZa Energy Corp.	284,016	582
*	Saratoga Resources Inc.	163,702	580
*	Syntroleum Corp.	1,258,283	497
*	US Energy Corp. Wyoming	321,367	482
*	Gevo Inc.	273,926	422
*,^	Uranium Resources Inc.	1,226,138	392
*	Verenium Corp.	176,670	383
*,^	GMX Resources Inc.	689,268	345
*	Barnwell Industries Inc.	69,987	226
*	GreenHunter Energy Inc.	61,131	99
*	Gasco Energy Inc.	1,247,812	87
*	PrimeEnergy Corp.	3,540	81
*,^	Houston American Energy Corp.	221,330	49
*	GeoGlobal Resources Inc.	609,855	35
*	PostRock Energy Corp.	19,109	28
*	Cubic Energy Inc.	26,705	5
*	Oilsands Quest Inc.	374,073	2
*	Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	133,657	—

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* Petrocorp Inc. Escrow	100,387	—
		21,296,523
Financials (16.5%)
Wells Fargo & Co.	67,127,253	2,294,409
JPMorgan Chase & Co.	50,816,174	2,234,387
Bank of America Corp.	144,163,960	1,672,302
Citigroup Inc.	39,228,055	1,551,862
* Berkshire Hathaway Inc. Class B	11,113,799	996,908
US Bancorp	25,353,600	809,794
American Express Co.	13,648,535	784,518
Goldman Sachs Group Inc.	6,092,584	777,170
* American International Group Inc.	18,761,406	662,278
Simon Property Group Inc.	4,057,772	641,493
Capital One Financial Corp.	7,772,082	450,237
PNC Financial Services Group Inc.	7,081,972	412,950
American Tower Corporation	5,286,146	408,460
Bank of New York Mellon Corp.	15,802,335	406,120
Morgan Stanley	19,819,932	378,957
MetLife Inc.	11,367,951	374,460
Travelers Cos. Inc.	5,155,012	370,233
BlackRock Inc.	1,789,387	369,884
ACE Ltd.	4,536,104	361,981
Aflac Inc.	6,264,169	332,753
Prudential Financial Inc.	6,207,046	331,022
State Street Corp.	6,409,062	301,290
Public Storage	1,950,870	282,798
HCP Inc.	6,058,270	273,713
BB&T Corp.	9,352,349	272,247
Chubb Corp.	3,556,347	267,864
Discover Financial Services	6,888,094	265,536
Allstate Corp.	6,486,936	260,580
Ventas Inc.	3,951,307	255,729
Marsh & McLennan Cos. Inc.	7,279,809	250,935
Franklin Resources Inc.	1,990,863	250,251
Equity Residential	4,303,138	243,859
Aon plc	4,097,303	227,810
Prologis Inc.	6,162,594	224,873
T. Rowe Price Group Inc.	3,395,569	221,153
CME Group Inc.	4,225,702	214,285
Boston Properties Inc.	2,016,789	213,396
Health Care REIT Inc.	3,412,888	209,176
Charles Schwab Corp.	14,487,405	208,039
SunTrust Banks Inc.	7,203,346	204,215
AvalonBay Communities Inc.	1,501,103	203,535
Weyerhaeuser Co.	7,193,890	200,134
Fifth Third Bancorp	12,292,425	186,722
Annaly Capital Management Inc.	13,038,957	183,067
Vornado Realty Trust	2,237,144	179,150
Ameriprise Financial Inc.	2,818,993	176,554
Loews Corp.	4,233,613	172,520
Progressive Corp.	7,741,424	163,344
Invesco Ltd.	5,955,840	155,388
Host Hotels & Resorts Inc.	9,656,498	151,317
M&T Bank Corp.	1,523,796	150,048
Northern Trust Corp.	2,892,808	145,103
Moody's Corp.	2,673,474	134,529
Regions Financial Corp.	18,886,041	134,469
American Capital Agency Corp.	4,565,061	132,113
Hartford Financial Services Group Inc.	5,532,479	124,149
* IntercontinentalExchange Inc.	972,312	120,382
Principal Financial Group Inc.	3,943,466	112,468
General Growth Properties Inc.	5,641,800	111,990
* Berkshire Hathaway Inc. Class A	826	110,734
Digital Realty Trust Inc.	1,630,242	110,677

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
KeyCorp	12,604,084	106,126
Kimco Realty Corp.	5,437,878	105,060
Macerich Co.	1,779,013	103,716
NYSE Euronext	3,287,658	103,693
XL Group plc Class A	4,089,199	102,475
* CIT Group Inc.	2,549,446	98,511
Lincoln National Corp.	3,730,491	96,620
Plum Creek Timber Co. Inc.	2,158,413	95,769
SL Green Realty Corp.	1,204,767	92,345
* Affiliated Managers Group Inc.	686,222	89,312
Federal Realty Investment Trust	856,779	89,122
Rayonier Inc.	1,641,846	85,097
* CBRE Group Inc. Class A	4,169,932	82,982
Cincinnati Financial Corp.	2,063,276	80,798
* Arch Capital Group Ltd.	1,823,065	80,251
UDR Inc.	3,343,538	79,509
Comerica Inc.	2,598,575	78,841
Unum Group	3,746,431	78,001
Willis Group Holdings plc	2,315,495	77,639
New York Community Bancorp Inc.	5,872,445	76,929
Camden Property Trust	1,117,830	76,247
Everest Re Group Ltd.	693,053	76,201
Huntington Bancshares Inc.	11,479,672	73,355
Realty Income Corp.	1,784,625	71,760
Essex Property Trust Inc.	487,023	71,422
PartnerRe Ltd.	835,505	67,250
Torchmark Corp.	1,282,813	66,283
Leucadia National Corp.	2,777,781	66,083
Taubman Centers Inc.	825,107	64,952
American Campus Communities Inc.	1,399,894	64,577
Fidelity National Financial Inc. Class A	2,696,951	63,513
Raymond James Financial Inc.	1,567,455	60,394
WR Berkley Corp.	1,557,571	58,783
Alexandria Real Estate Equities Inc.	838,810	58,146
Ares Capital Corp.	3,268,721	57,203
* Alleghany Corp.	169,656	56,906
People's United Financial Inc.	4,703,275	56,863
Regency Centers Corp.	1,201,806	56,629
Liberty Property Trust	1,570,629	56,181
Arthur J Gallagher & Co.	1,619,121	56,103
Senior Housing Properties Trust	2,358,050	55,744
RenaissanceRe Holdings Ltd.	675,903	54,924
Axis Capital Holdings Ltd.	1,539,228	53,319
* Ocwen Financial Corp.	1,531,986	52,991
* Markel Corp.	122,247	52,984
* American Capital Ltd.	4,395,780	52,749
Reinsurance Group of America Inc. Class A	984,875	52,711
Zions Bancorporation	2,460,420	52,653
Apartment Investment & Management Co. Class A	1,944,679	52,623
BRE Properties Inc.	1,026,157	52,160
Hudson City Bancorp Inc.	6,355,474	51,670
DDR Corp.	3,253,300	50,947
Extra Space Storage Inc.	1,391,307	50,630
* MSCI Inc. Class A	1,627,202	50,427
HCC Insurance Holdings Inc.	1,346,401	50,100
Duke Realty Corp.	3,603,420	49,979
Jones Lang LaSalle Inc.	588,449	49,394
* Genworth Financial Inc. Class A	6,573,681	49,368
TD Ameritrade Holding Corp.	2,920,559	49,095
Eaton Vance Corp.	1,538,197	48,992
Kilroy Realty Corp.	988,635	46,832
National Retail Properties Inc.	1,445,668	45,105
* Signature Bank	617,363	44,043
SEI Investments Co.	1,857,074	43,344

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Tanger Factory Outlet Centers	1,254,293	42,897
CBL & Associates Properties Inc.	2,013,985	42,717
Legg Mason Inc.	1,654,875	42,563
NASDAQ OMX Group Inc.	1,687,758	42,211
Brown & Brown Inc.	1,628,339	41,458
Two Harbors Investment Corp.	3,734,899	41,383
Weingarten Realty Investors	1,540,266	41,233
Douglas Emmett Inc.	1,769,413	41,227
Piedmont Office Realty Trust Inc. Class A	2,283,337	41,214
East West Bancorp Inc.	1,910,595	41,059
Home Properties Inc.	667,091	40,899
Starwood Property Trust Inc.	1,776,940	40,799
Cullen/Frost Bankers Inc.	738,933	40,102
First Republic Bank	1,218,070	39,928
BioMed Realty Trust Inc.	2,061,575	39,850
Waddell & Reed Financial Inc. Class A	1,143,799	39,827
Assurant Inc.	1,127,652	39,130
MFA Financial Inc.	4,779,631	38,763
Hospitality Properties Trust	1,651,980	38,689
White Mountains Insurance Group Ltd.	74,396	38,314
American Financial Group Inc.	959,958	37,938
Allied World Assurance Co. Holdings AG	480,923	37,897
First Niagara Financial Group Inc.	4,699,040	37,263
Validus Holdings Ltd.	1,075,536	37,192
Commerce Bancshares Inc.	1,043,968	36,602
Post Properties Inc.	724,640	36,196
Chimera Investment Corp.	13,734,643	35,847
Mid-America Apartment Communities Inc.	549,587	35,586
Equity Lifestyle Properties Inc.	523,354	35,216
Old Republic International Corp.	3,284,206	34,977
Omega Healthcare Investors Inc.	1,448,055	34,536
CBOE Holdings Inc.	1,166,734	34,372
Hancock Holding Co.	1,072,068	34,027
Highwoods Properties Inc.	1,016,298	33,995
Assured Guaranty Ltd.	2,327,605	33,122
* SVB Financial Group	591,007	33,079
First Horizon National Corp.	3,335,160	33,051
Jefferies Group Inc.	1,764,795	32,772
ProAssurance Corp.	775,606	32,723
Hatteras Financial Corp.	1,306,492	32,414
First American Financial Corp.	1,344,913	32,399
* E*TRADE Financial Corp.	3,612,038	32,328
LaSalle Hotel Properties	1,259,232	31,972
City National Corp.	641,779	31,781
Protective Life Corp.	1,070,154	30,585
Mack-Cali Realty Corp.	1,168,414	30,507
Aspen Insurance Holdings Ltd.	949,681	30,466
Prospect Capital Corp.	2,800,254	30,439
Invesco Mortgage Capital Inc.	1,537,490	30,304
Associated Banc-Corp	2,295,137	30,112
Prosperity Bancshares Inc.	708,713	29,766
CNO Financial Group Inc.	3,155,380	29,440
EPR Properties	623,423	28,746
* Popular Inc.	1,373,959	28,565
* Howard Hughes Corp.	379,232	27,692
Healthcare Realty Trust Inc.	1,143,854	27,464
Corporate Office Properties Trust	1,059,720	26,472
Bank of Hawaii Corp.	600,696	26,461
CYS Investments Inc.	2,225,244	26,280
Alterra Capital Holdings Ltd.	929,286	26,197
* Forest City Enterprises Inc. Class A	1,617,577	26,124
Erie Indemnity Co. Class A	375,520	25,993
Fulton Financial Corp.	2,668,950	25,649
^ Federated Investors Inc. Class B	1,252,457	25,337

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Capitol Federal Financial Inc.	2,163,197	25,288
TCF Financial Corp.	2,068,764	25,135
ARMOUR Residential REIT Inc.	3,845,115	24,878
RLJ Lodging Trust	1,278,202	24,759
Susquehanna Bancshares Inc.	2,354,232	24,672
Synovus Financial Corp.	9,944,796	24,365
American Realty Capital Trust Inc.	2,108,071	24,348
Sovran Self Storage Inc.	391,574	24,317
* Portfolio Recovery Associates Inc.	225,851	24,134
* Texas Capital Bancshares Inc.	536,281	24,036
Washington Federal Inc.	1,418,158	23,924
Colonial Properties Trust	1,112,638	23,777
DiamondRock Hospitality Co.	2,599,579	23,396
Brandywine Realty Trust	1,916,622	23,364
Valley National Bancorp	2,505,315	23,299
Washington REIT	882,140	23,068
Hanover Insurance Group Inc.	595,174	23,057
DCT Industrial Trust Inc.	3,549,310	23,035
Endurance Specialty Holdings Ltd.	576,756	22,891
CapitalSource Inc.	3,006,150	22,787
CubeSmart	1,558,357	22,705
Apollo Investment Corp.	2,696,922	22,546
Webster Financial Corp.	1,084,541	22,287
* Stifel Financial Corp.	678,602	21,695
Medical Properties Trust Inc.	1,804,445	21,581
StanCorp Financial Group Inc.	585,596	21,474
Platinum Underwriters Holdings Ltd.	466,515	21,460
^ Lexington Realty Trust	2,045,901	21,380
WP Carey Inc.	408,875	21,323
Janus Capital Group Inc.	2,501,859	21,316
* St. Joe Co.	921,413	21,266
Potlatch Corp.	535,915	21,003
EastGroup Properties Inc.	389,680	20,969
LPL Financial Holdings Inc.	737,944	20,780
Glimcher Realty Trust	1,865,344	20,687
FirstMerit Corp.	1,457,386	20,680
DuPont Fabros Technology Inc.	843,401	20,377
Primerica Inc.	674,445	20,240
Newcastle Investment Corp.	2,289,189	19,870
BOK Financial Corp.	362,185	19,725
FNB Corp.	1,856,727	19,718
Kemper Corp.	667,427	19,689
* Sunstone Hotel Investors Inc.	1,827,568	19,573
Cathay General Bancorp	989,866	19,302
Ryman Hospitality Properties	501,325	19,281
Iberiabank Corp.	391,989	19,254
PennyMac Mortgage Investment Trust	752,697	19,036
* Walter Investment Management Corp.	440,393	18,946
Greenhill & Co. Inc.	363,939	18,921
* Altisource Portfolio Solutions SA	218,056	18,896
UMB Financial Corp.	429,348	18,823
Trustmark Corp.	817,441	18,360
Pebblebrook Hotel Trust	783,034	18,088
* First Cash Financial Services Inc.	362,925	18,008
Redwood Trust Inc.	1,052,961	17,785
Wintrust Financial Corp.	483,247	17,735
National Health Investors Inc.	312,504	17,666
CommonWealth REIT	1,114,010	17,646
MarketAxess Holdings Inc.	498,502	17,597
Umpqua Holdings Corp.	1,487,429	17,537
* First Industrial Realty Trust Inc.	1,238,827	17,443
* PHH Corp.	756,447	17,209
PS Business Parks Inc.	259,658	16,873
Montpelier Re Holdings Ltd.	730,520	16,700

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* Credit Acceptance Corp.	162,681	16,541
Equity One Inc.	787,138	16,538
* Alexander & Baldwin Inc.	560,286	16,456
RLI Corp.	253,736	16,407
BancorpSouth Inc.	1,127,604	16,395
Acadia Realty Trust	652,559	16,366
United Bankshares Inc.	667,510	16,234
Old National Bancorp	1,344,916	15,964
National Penn Bancshares Inc.	1,708,518	15,923
Westamerica Bancorporation	368,091	15,677
Education Realty Trust Inc.	1,473,160	15,674
Northwest Bancshares Inc.	1,290,328	15,665
Cash America International Inc.	389,305	15,444
* MBIA Inc.	1,940,215	15,231
Capstead Mortgage Corp.	1,308,656	15,010
Sun Communities Inc.	374,327	14,932
NorthStar Realty Finance Corp.	2,114,319	14,885
Government Properties Income Trust	617,274	14,796
* Financial Engines Inc.	527,472	14,637
Fifth Street Finance Corp.	1,403,201	14,621
Mercury General Corp.	364,595	14,471
Symetra Financial Corp.	1,106,088	14,357
LTC Properties Inc.	403,862	14,212
Selective Insurance Group Inc.	734,044	14,145
Glacier Bancorp Inc.	953,806	14,030
* Enstar Group Ltd.	125,233	14,024
Home Loan Servicing Solutions Ltd.	741,902	14,022
* Strategic Hotels & Resorts Inc.	2,167,760	13,874
MB Financial Inc.	689,120	13,610
Retail Properties of America Inc.	1,135,651	13,594
PrivateBancorp Inc.	880,939	13,496
Community Bank System Inc.	492,664	13,479
Colony Financial Inc.	676,100	13,184
Main Street Capital Corp.	429,110	13,092
First Financial Bankshares Inc.	333,901	13,025
Bank of the Ozarks Inc.	388,421	13,000
* World Acceptance Corp.	174,200	12,988
International Bancshares Corp.	708,058	12,780
First Midwest Bancorp Inc.	992,136	12,422
Pennsylvania REIT	703,371	12,407
CVB Financial Corp.	1,180,335	12,275
American Assets Trust Inc.	438,521	12,248
Franklin Street Properties Corp.	989,141	12,176
* Ezcorp Inc. Class A	608,218	12,079
Argo Group International Holdings Ltd.	357,232	11,999
Hersha Hospitality Trust Class A	2,384,173	11,921
* TFS Financial Corp.	1,236,916	11,899
Solar Capital Ltd.	480,578	11,491
BBCN Bancorp Inc.	987,841	11,429
Amtrust Financial Services Inc.	397,189	11,395
First Financial Bancorp	774,408	11,322
First Citizens BancShares Inc. Class A	68,986	11,279
Nelnet Inc. Class A	377,167	11,236
CreXus Investment Corp.	915,351	11,213
Astoria Financial Corp.	1,182,309	11,066
Investors Bancorp Inc.	620,619	11,035
Radian Group Inc.	1,767,316	10,798
* Western Alliance Bancorp	1,023,227	10,775
BankUnited Inc.	439,964	10,753
Provident Financial Services Inc.	715,846	10,680
Anworth Mortgage Asset Corp.	1,842,181	10,648
Chesapeake Lodging Trust	509,658	10,642
Associated Estates Realty Corp.	659,546	10,632
Sabra Health Care REIT Inc.	486,131	10,559

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Investors Real Estate Trust	1,202,234	10,495
Park National Corp.	161,704	10,451
Cousins Properties Inc.	1,249,645	10,435
Horace Mann Educators Corp.	522,352	10,426
Evercore Partners Inc. Class A	342,535	10,341
American Capital Mortgage Investment Corp.	436,402	10,286
Sterling Financial Corp.	489,380	10,218
* DFC Global Corp.	548,273	10,149
* Virtus Investment Partners Inc.	82,923	10,029
PacWest Bancorp	401,794	9,956
Inland Real Estate Corp.	1,180,358	9,891
* Citizens Republic Bancorp Inc.	520,813	9,880
Hudson Pacific Properties Inc.	468,812	9,873
* National Financial Partners Corp.	569,836	9,767
Home BancShares Inc.	294,925	9,738
BlackRock Kelso Capital Corp.	965,880	9,717
PennantPark Investment Corp.	866,398	9,526
American Equity Investment Life Holding Co.	778,736	9,508
First Commonwealth Financial Corp.	1,386,287	9,454
Columbia Banking System Inc.	520,864	9,344
Employers Holdings Inc.	452,851	9,320
* Greenlight Capital Re Ltd. Class A	400,078	9,234
Triangle Capital Corp.	360,769	9,196
* Encore Capital Group Inc.	297,837	9,120
* Nationstar Mortgage Holdings Inc.	293,737	9,100
NBT Bancorp Inc.	447,812	9,077
Ashford Hospitality Trust Inc.	852,629	8,961
Infinity Property & Casualty Corp.	153,743	8,954
* Hilltop Holdings Inc.	653,822	8,853
Tower Group Inc.	496,533	8,823
Alexander's Inc.	26,640	8,813
Retail Opportunity Investments Corp.	680,322	8,749
SCBT Financial Corp.	217,311	8,732
ViewPoint Financial Group Inc.	414,362	8,677
Independent Bank Corp.	295,812	8,564
Interactive Brokers Group Inc.	623,926	8,535
* iStar Financial Inc.	1,042,915	8,500
Chemical Financial Corp.	355,760	8,453
AG Mortgage Investment Trust Inc.	357,379	8,391
First Potomac Realty Trust	678,757	8,389
* Piper Jaffray Cos.	260,440	8,368
Boston Private Financial Holdings Inc.	928,252	8,364
* Pinnacle Financial Partners Inc.	435,719	8,209
WesBanco Inc.	368,778	8,194
* Flagstar Bancorp Inc.	421,545	8,178
Kennedy-Wilson Holdings Inc.	584,051	8,165
Ramco-Gershenson Properties Trust	612,569	8,153
Oritani Financial Corp.	531,725	8,146
STAG Industrial Inc.	452,204	8,126
Universal Health Realty Income Trust	158,260	8,010
* Forestar Group Inc.	462,022	8,007
Berkshire Hills Bancorp Inc.	332,292	7,928
Oriental Financial Group Inc.	591,880	7,902
Cohen & Steers Inc.	258,205	7,867
Brookline Bancorp Inc.	925,587	7,867
Banner Corp.	254,134	7,810
Hercules Technology Growth Capital Inc.	697,882	7,767
Coresite Realty Corp.	277,467	7,675
* Navigators Group Inc.	147,282	7,522
Safety Insurance Group Inc.	160,462	7,409
* eHealth Inc.	268,424	7,376
Duff & Phelps Corp. Class A	471,954	7,372
Excel Trust Inc.	573,008	7,260
* FelCor Lodging Trust Inc.	1,536,553	7,176

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	AMERISAFE Inc.	261,192	7,117
	Resource Capital Corp.	1,263,684	7,077
*	WisdomTree Investments Inc.	1,146,948	7,019
	S&T Bancorp Inc.	377,478	6,821
*	MGIC Investment Corp.	2,524,679	6,716
	KBW Inc.	430,477	6,586
	City Holding Co.	188,810	6,580
	Parkway Properties Inc.	469,814	6,573
	Maiden Holdings Ltd.	713,686	6,559
	TrustCo Bank Corp. NY	1,241,523	6,555
	Saul Centers Inc.	152,771	6,537
	HFF Inc. Class A	429,809	6,404
	Dynex Capital Inc.	677,441	6,395
	Apollo Residential Mortgage Inc.	316,678	6,394
	Getty Realty Corp.	352,451	6,365
*,^	Zillow Inc. Class A	226,589	6,288
	State Bank Financial Corp.	391,102	6,211
*	Citizens Inc.	559,416	6,182
	Renasant Corp.	322,795	6,178
*	Wilshire Bancorp Inc.	1,046,768	6,145
	Stewart Information Services Corp.	236,181	6,141
	Sandy Spring Bancorp Inc.	315,964	6,136
	United Fire Group Inc.	280,471	6,125
	Epoch Holding Corp.	219,218	6,116
	Campus Crest Communities Inc.	496,175	6,083
*	ICG Group Inc.	518,474	5,926
	Cardinal Financial Corp.	363,284	5,911
*	Tejon Ranch Co.	209,544	5,884
	Flushing Financial Corp.	379,825	5,827
	Western Asset Mortgage Capital Corp.	294,422	5,821
	Tompkins Financial Corp.	145,835	5,781
	EverBank Financial Corp.	383,919	5,724
*	PICO Holdings Inc.	278,119	5,637
	Select Income REIT	227,335	5,631
*	Hanmi Financial Corp.	414,248	5,630
	West Coast Bancorp	252,559	5,594
	Community Trust Bancorp Inc.	170,232	5,580
	Healthcare Trust of America Inc. Class A	560,472	5,549
	First Merchants Corp.	368,130	5,463
	TICC Capital Corp.	537,413	5,439
	FBL Financial Group Inc. Class A	158,910	5,436
	Dime Community Bancshares Inc.	387,083	5,377
*	Beneficial Mutual Bancorp Inc.	563,656	5,355
	Urstadt Biddle Properties Inc. Class A	270,524	5,324
	Apollo Commercial Real Estate Finance Inc.	326,784	5,304
	Medley Capital Corp.	361,521	5,264
*	Netspend Holdings Inc.	441,950	5,224
	Kite Realty Group Trust	932,275	5,211
	Lakeland Financial Corp.	199,389	5,152
	Summit Hotel Properties Inc.	540,916	5,139
*	Bancorp Inc.	467,877	5,133
	TowneBank	328,159	5,083
	CapLease Inc.	905,452	5,043
	Simmons First National Corp. Class A	194,825	4,941
	American National Insurance Co.	72,139	4,926
	First Busey Corp.	1,056,597	4,913
*	Investment Technology Group Inc.	538,605	4,847
	National Western Life Insurance Co. Class A	30,691	4,841
	Rockville Financial Inc.	368,355	4,752
	Union First Market Bankshares Corp.	299,031	4,716
	Washington Trust Bancorp Inc.	177,271	4,664
*	Central Pacific Financial Corp.	293,257	4,572
	Provident New York Bancorp	489,223	4,555
*	Knight Capital Group Inc. Class A	1,296,937	4,552

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
MCG Capital Corp.	987,172	4,541
BGC Partners Inc. Class A	1,308,397	4,527
* Eagle Bancorp Inc.	226,199	4,517
Southside Bancshares Inc.	213,959	4,506
Monmouth Real Estate Investment Corp. Class A	431,422	4,470
* Safeguard Scientifics Inc.	300,268	4,429
Arrow Financial Corp.	176,925	4,414
Golub Capital BDC Inc.	273,345	4,368
Rouse Properties Inc.	257,975	4,365
* NewStar Financial Inc.	308,579	4,323
SLM Corp.	249,168	4,268
* Ameris Bancorp	337,184	4,211
RAIT Financial Trust	742,808	4,197
Federal Agricultural Mortgage Corp.	128,905	4,189
Winthrop Realty Trust	377,859	4,175
StellarOne Corp.	291,708	4,125
* Walker & Dunlop Inc.	245,627	4,092
Cedar Realty Trust Inc.	772,295	4,078
1st Source Corp.	182,355	4,028
New Mountain Finance Corp.	268,417	3,999
^ New York Mortgage Trust Inc.	626,476	3,959
United Financial Bancorp Inc.	249,067	3,915
Capital Southwest Corp.	38,911	3,877
OneBeacon Insurance Group Ltd. Class A	278,253	3,868
Heartland Financial USA Inc.	146,904	3,842
First Financial Corp.	125,913	3,808
* Taylor Capital Group Inc.	209,620	3,784
SY Bancorp Inc.	166,955	3,743
Great Southern Bancorp Inc.	146,542	3,729
Agree Realty Corp.	138,985	3,723
* BofI Holding Inc.	133,565	3,722
WSFS Financial Corp.	87,634	3,703
* FBR & Co.	954,650	3,694
* Green Dot Corp. Class A	302,766	3,694
First Community Bancshares Inc.	229,078	3,658
Meadowbrook Insurance Group Inc.	631,919	3,652
Tree.com Inc.	202,509	3,651
Lakeland Bancorp Inc.	358,208	3,647
* HomeStreet Inc.	141,598	3,618
Sterling Bancorp	396,355	3,611
MVC Capital Inc.	291,149	3,537
* Virginia Commerce Bancorp Inc.	388,108	3,474
Bancfirst Corp.	81,959	3,472
* United Community Banks Inc.	365,067	3,439
Univest Corp. of Pennsylvania	199,349	3,409
Bryn Mawr Bank Corp.	151,938	3,384
THL Credit Inc.	228,427	3,378
* INTL. FCStone Inc.	192,494	3,351
CoBiz Financial Inc.	445,789	3,330
Northfield Bancorp Inc.	218,315	3,329
SeaBright Holdings Inc.	299,355	3,314
OceanFirst Financial Corp.	236,048	3,246
Arlington Asset Investment Corp. Class A	155,391	3,227
Camden National Corp.	93,911	3,190
* Southwest Bancorp Inc.	284,242	3,184
German American Bancorp Inc.	145,677	3,164
FXCM Inc. Class A	309,142	3,113
First Connecticut Bancorp Inc.	222,709	3,062
Financial Institutions Inc.	164,302	3,061
Hudson Valley Holding Corp.	196,367	3,057
KCAP Financial Inc.	331,887	3,050
One Liberty Properties Inc.	149,941	3,042
* MPG Office Trust Inc.	976,434	3,007
GAMCO Investors Inc.	56,653	3,007

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
MainSource Financial Group Inc.	237,079	3,004
Whitestone REIT	213,583	3,001
State Auto Financial Corp.	200,583	2,997
Medallion Financial Corp.	253,926	2,981
Calamos Asset Management Inc. Class A	281,874	2,979
Citizens & Northern Corp.	157,273	2,972
* Park Sterling Corp.	564,290	2,951
First Interstate Bancsystem Inc.	189,490	2,924
TCP Capital Corp.	198,087	2,920
GFI Group Inc.	896,996	2,906
Mission West Properties Inc.	316,761	2,890
* Cowen Group Inc. Class A	1,175,512	2,880
Territorial Bancorp Inc.	125,759	2,874
Centerstate Banks Inc.	336,502	2,870
National Bankshares Inc.	88,299	2,860
West Bancorporation Inc.	260,443	2,808
Westwood Holdings Group Inc.	68,367	2,796
* OmniAmerican Bancorp Inc.	120,257	2,782
Trico Bancshares	165,977	2,780
Heritage Financial Corp.	189,131	2,778
Gladstone Commercial Corp.	151,758	2,724
National Interstate Corp.	94,358	2,719
Washington Banking Co.	198,383	2,702
Republic Bancorp Inc. Class A	127,857	2,702
Chatham Lodging Trust	171,611	2,639
Terreno Realty Corp.	170,123	2,627
First Financial Holdings Inc.	200,743	2,626
Thomas Properties Group Inc.	479,257	2,593
Peoples Bancorp Inc.	124,535	2,544
First Bancorp	198,061	2,539
Alliance Financial Corp.	57,647	2,508
Bank of Marin Bancorp	66,744	2,500
Bank Mutual Corp.	577,728	2,484
First of Long Island Corp.	87,665	2,483
Franklin Financial Corp.	148,568	2,463
* Global Indemnity plc	110,517	2,446
Baldwin & Lyons Inc.	102,310	2,441
CNB Financial Corp.	148,420	2,431
Center Bancorp Inc.	209,832	2,430
Consolidated-Tomoka Land Co.	78,100	2,422
* Metro Bancorp Inc.	182,890	2,418
Enterprise Financial Services Corp.	184,646	2,413
Marlin Business Services Corp.	119,516	2,397
* Seacoast Banking Corp. of Florida	1,484,378	2,390
Fidus Investment Corp.	144,919	2,384
ESSA Bancorp Inc.	218,681	2,381
* First California Financial Group Inc.	308,034	2,378
* Preferred Bank	165,238	2,346
1st United Bancorp Inc.	372,863	2,330
Gladstone Investment Corp.	334,026	2,325
Homeowners Choice Inc.	111,779	2,324
Diamond Hill Investment Group Inc.	33,826	2,295
Westfield Financial Inc.	317,429	2,295
Oppenheimer Holdings Inc. Class A	129,542	2,237
Home Federal Bancorp Inc.	175,638	2,183
First Defiance Financial Corp.	113,631	2,181
Gladstone Capital Corp.	260,963	2,129
* Suffolk Bancorp	160,789	2,106
Arbor Realty Trust Inc.	349,423	2,093
Manning & Napier Inc.	164,990	2,079
* Heritage Commerce Corp.	296,278	2,068
Pacific Continental Corp.	212,007	2,063
Kansas City Life Insurance Co.	53,850	2,055
EMC Insurance Group Inc.	85,257	2,036

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* American Safety Insurance Holdings Ltd.	107,165	2,028
* GSV Capital Corp.	239,680	2,020
Ames National Corp.	92,188	2,019
* SWS Group Inc.	380,777	2,014
* Ladenburg Thalmann Financial Services Inc.	1,434,112	2,008
* Phoenix Cos. Inc.	80,245	1,984
* Guaranty Bancorp	1,004,214	1,958
Bridge Bancorp Inc.	94,742	1,927
NGP Capital Resources Co.	266,007	1,921
* Bridge Capital Holdings	121,801	1,895
* Sun Bancorp Inc.	529,815	1,876
Provident Financial Holdings Inc.	106,410	1,862
ESB Financial Corp.	133,711	1,855
* MetroCorp Bancshares Inc.	166,206	1,827
Fox Chase Bancorp Inc.	108,659	1,809
Donegal Group Inc. Class A	127,548	1,791
Mercantile Bank Corp.	107,937	1,781
American National Bankshares Inc.	87,444	1,765
Crawford & Co. Class B	219,104	1,748
UMH Properties Inc.	167,300	1,728
Merchants Bancshares Inc.	64,391	1,724
MidWestOne Financial Group Inc.	83,804	1,719
Penns Woods Bancorp Inc.	45,868	1,716
Northrim BanCorp Inc.	74,235	1,681
Simplicity Bancorp Inc.	111,966	1,674
BankFinancial Corp.	224,424	1,665
First Bancorp Inc.	100,758	1,659
* Harris & Harris Group Inc.	482,719	1,593
* FNB United Corp.	135,584	1,573
First Pactrust Bancorp Inc.	128,152	1,572
Horizon Bancorp	77,905	1,531
Bank of Kentucky Financial Corp.	61,793	1,528
* Pacific Mercantile Bancorp	242,517	1,525
Eastern Insurance Holdings Inc.	86,642	1,480
* AV Homes Inc.	101,084	1,437
Bar Harbor Bankshares	42,662	1,436
Sierra Bancorp	125,533	1,435
* BBX Capital Corp.	213,571	1,431
* First Financial Northwest Inc.	187,130	1,413
* Capital City Bank Group Inc.	122,773	1,396
MidSouth Bancorp Inc.	84,473	1,381
* Macatawa Bank Corp.	476,474	1,377
C&F Financial Corp.	35,230	1,372
Universal Insurance Holdings Inc.	311,946	1,366
* Gramercy Capital Corp.	462,962	1,361
Nicholas Financial Inc.	109,302	1,355
* Waterstone Financial Inc.	171,503	1,338
* Home Bancorp Inc.	70,952	1,295
* Hampton Roads Bankshares Inc.	1,081,178	1,287
SI Financial Group Inc.	109,369	1,258
Heritage Financial Group Inc.	90,693	1,251
Asta Funding Inc.	129,928	1,236
* Regional Management Corp.	74,041	1,225
Peapack Gladstone Financial Corp.	87,005	1,225
Resource America Inc. Class A	180,810	1,206
JMP Group Inc.	191,190	1,161
Century Bancorp Inc. Class A	35,049	1,155
Clifton Savings Bancorp Inc.	101,739	1,147
* Altisource Residential Corp.	71,785	1,137
* Hallmark Financial Services	117,439	1,103
* Doral Financial Corp.	1,513,641	1,096
Cape Bancorp Inc.	120,787	1,050
* BRT Realty Trust	158,228	1,038
Middleburg Financial Corp.	58,383	1,031

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Intervest Bancshares Corp. Class A	265,008	1,031
*	North Valley Bancorp	72,002	1,022
	Investors Title Co.	16,696	1,002
*	Firstcity Financial Corp.	102,784	1,001
*	Farmers Capital Bank Corp.	81,562	999
	TF Financial Corp.	41,237	983
	Norwood Financial Corp.	32,607	968
	Federal Agricultural Mortgage Corp. Class A	38,986	959
	Hingham Institution for Savings	15,198	951
*	Gleacher & Co. Inc.	1,215,454	912
	US Global Investors Inc. Class A	227,235	911
*	United Community Financial Corp.	311,972	902
	Meta Financial Group Inc.	39,428	899
	Crawford & Co. Class A	157,704	889
	Firstbank Corp.	85,578	889
*	AmeriServ Financial Inc.	289,008	870
	Codorus Valley Bancorp Inc.	57,516	866
*	Fidelity Southern Corp.	90,471	864
*	Asset Acceptance Capital Corp.	187,675	845
	Pulaski Financial Corp.	93,564	837
*	First Marblehead Corp.	1,061,933	825
*	Consumer Portfolio Services Inc.	153,350	822
*	Orrstown Financial Services Inc.	83,699	821
*	First United Corp.	114,295	819
*	Fortegra Financial Corp.	91,069	810
	Independence Holding Co.	83,870	798
	MutualFirst Financial Inc.	68,306	796
*	Maui Land & Pineapple Co. Inc.	185,534	770
*	NewBridge Bancorp	164,304	761
	Artio Global Investors Inc. Class A	399,766	760
	Alliance Bancorp Inc. of Pennsylvania	58,843	747
	Charter Financial Corp.	70,255	745
	Evans Bancorp Inc.	46,462	720
	PMC Commercial Trust	101,225	719
	CFS Bancorp Inc.	113,215	706
	Urstadt Biddle Properties Inc.	37,652	671
*	NASB Financial Inc.	31,356	670
*	Eastern Virginia Bankshares Inc.	126,332	670
	HopFed Bancorp Inc.	73,878	651
*	ECB Bancorp Inc.	45,079	648
*	Republic First Bancorp Inc.	308,077	638
	Cheviot Financial Corp.	67,649	632
	Gain Capital Holdings Inc.	154,083	630
^	Life Partners Holdings Inc.	235,977	625
*	BancTrust Financial Group Inc.	223,712	622
*,^	Security National Financial Corp. Class A	70,129	616
	New Hampshire Thrift Bancshares Inc.	46,809	599
*	Community Bankers Trust Corp.	221,212	586
	Ohio Valley Banc Corp.	29,647	557
	HF Financial Corp.	41,848	550
*	Stratus Properties Inc.	63,105	546
	Ameriana Bancorp	68,086	545
*	Yadkin Valley Financial Corp.	184,188	542
	Pzena Investment Management Inc. Class A	99,607	538
	QCR Holdings Inc.	39,785	531
	Teche Holding Co.	13,723	518
	Harleysville Savings Financial Corp.	34,095	515
*	First South Bancorp Inc.	105,776	508
	LNB Bancorp Inc.	84,109	502
	First M&F Corp.	67,947	474
*	First Acceptance Corp.	372,396	465
	Oneida Financial Corp.	42,151	453
*	Riverview Bancorp Inc.	249,239	421
	Shore Bancshares Inc.	76,471	411

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
California First National Bancorp	27,285	408
Northeast Bancorp	41,942	383
* American River Bankshares	51,603	365
Capital Trust Inc. Class A	169,378	356
* CIFC Corp.	41,261	330
* Unity Bancorp Inc.	52,799	329
* MBT Financial Corp.	136,980	325
* WSB Holdings Inc.	54,465	319
* United Security Bancshares	56,759	315
Citizens Holding Co.	16,171	312
Premier Financial Bancorp Inc.	28,834	312
Federated National Holding Co.	55,935	303
* Atlanticus Holdings Corp.	81,773	274
Union Bankshares Inc.	13,507	263
Hawthorn Bancshares Inc.	33,459	263
Old Point Financial Corp.	22,959	254
* BCSB Bancorp Inc.	17,865	254
QC Holdings Inc.	77,554	251
* Independent Bank Corp.	71,442	250
Wayne Savings Bancshares Inc.	25,297	236
* ZipRealty Inc.	83,897	235
Berkshire Bancorp Inc.	27,627	227
Landmark Bancorp Inc.	10,562	210
First Citizens Banc Corp.	37,763	206
* Old Second Bancorp Inc.	166,779	203
Auburn National Bancorporation Inc.	9,708	201
United Bancorp Inc.	30,898	197
* American Independence Corp.	41,327	195
Salisbury Bancorp Inc.	7,809	185
* 1st Constitution Bancorp	20,685	184
* Summit Financial Group Inc.	35,817	175
Tower Financial Corp.	14,587	173
Fauquier Bankshares Inc.	14,415	172
* Rurban Financial Corp.	23,220	159
Peoples Bancorp of North Carolina Inc.	17,095	158
* Timberland Bancorp Inc.	22,586	157
Peoples Financial Corp.	16,131	150
* Jefferson Bancshares Inc.	53,495	147
Institutional Financial Markets Inc.	122,156	147
Community Bank Shares of Indiana Inc.	10,409	135
* United Security Bancshares	49,194	127
* Colony Bankcorp Inc.	32,193	117
* Premierwest Bancorp	70,022	113
* Vestin Realty Mortgage II Inc.	74,073	108
Greene County Bancorp Inc.	4,317	91
United Bancshares Inc.	8,151	79
* Royal Bancshares of Pennsylvania Inc.	64,104	76
* PVF Capital Corp.	34,710	76
Mid Penn Bancorp Inc.	6,769	73
First Capital Inc.	3,713	71
Northeast Community Bancorp Inc.	10,500	55
Glen Burnie Bancorp	4,400	53
* Transcontinental Realty Investors Inc.	10,999	48
* Prudential Bancorp Inc. of Pennsylvania	6,628	47
* Severn Bancorp Inc.	13,006	44
Southwest Georgia Financial Corp.	2,370	23
* Supertel Hospitality Inc.	15,300	16
National Security Group Inc.	1,748	15
* Porter Bancorp Inc.	16,831	12
* Guaranty Federal Bancshares Inc.	400	3
* Valley National Bancorp Warrants Exp. 6/30/2015	6,511	2
WVS Financial Corp.	189	2
		34,613,242

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
Health Care (11.7%)
	Johnson & Johnson	36,881,164	2,585,370
	Pfizer Inc.	99,919,849	2,505,990
	Merck & Co. Inc.	40,741,689	1,667,965
	Abbott Laboratories	20,993,156	1,375,052
	Amgen Inc.	10,310,679	890,018
	UnitedHealth Group Inc.	13,814,621	749,305
*	Gilead Sciences Inc.	10,120,765	743,370
	Bristol-Myers Squibb Co.	22,460,441	731,986
	Eli Lilly & Co.	13,970,864	689,043
*	Express Scripts Holding Co.	10,845,537	585,659
	Medtronic Inc.	13,712,126	562,471
	Baxter International Inc.	7,320,424	487,979
*	Celgene Corp.	5,771,238	454,312
*	Biogen Idec Inc.	3,003,584	440,536
	Allergan Inc.	4,114,004	377,378
	Covidien plc	6,422,413	370,830
	Thermo Fisher Scientific Inc.	4,890,125	311,892
	McKesson Corp.	3,157,143	306,117
	WellPoint Inc.	4,350,051	265,005
*	Intuitive Surgical Inc.	534,205	261,958
*	Alexion Pharmaceuticals Inc.	2,582,572	242,271
	Stryker Corp.	4,071,455	223,197
	Becton Dickinson and Co.	2,669,523	208,730
	Aetna Inc.	4,471,678	207,039
	Cigna Corp.	3,857,508	206,222
	Agilent Technologies Inc.	4,648,602	190,314
	Cardinal Health Inc.	4,562,818	187,897
*	Regeneron Pharmaceuticals Inc.	1,005,498	172,011
	Zimmer Holdings Inc.	2,334,611	155,625
	St. Jude Medical Inc.	4,195,824	151,637
*	Cerner Corp.	1,944,521	150,973
*	Mylan Inc.	5,424,183	149,057
	Humana Inc.	2,161,165	148,321
*	Watson Pharmaceuticals Inc.	1,705,857	146,704
*	DaVita HealthCare Partners Inc.	1,318,709	145,757
	AmerisourceBergen Corp. Class A	3,362,907	145,210
*	Edwards Lifesciences Corp.	1,546,460	139,444
*	Forest Laboratories Inc.	3,550,383	125,399
	Quest Diagnostics Inc.	2,121,373	123,612
	Perrigo Co.	1,187,033	123,487
*	Vertex Pharmaceuticals Inc.	2,883,733	120,944
*	Life Technologies Corp.	2,342,421	114,966
*	Laboratory Corp. of America Holdings	1,282,784	111,115
*	Boston Scientific Corp.	18,962,321	108,654
	CR Bard Inc.	1,064,269	104,022
*	Varian Medical Systems Inc.	1,479,420	103,914
*	Waters Corp.	1,171,633	102,073
*	Henry Schein Inc.	1,183,021	95,186
*,^	Illumina Inc.	1,643,403	91,357
	HCA Holdings Inc.	2,960,017	89,304
*	CareFusion Corp.	2,965,628	84,758
*	BioMarin Pharmaceutical Inc.	1,652,373	81,379
*	Mettler-Toledo International Inc.	415,433	80,303
	Coventry Health Care Inc.	1,790,236	80,256
	ResMed Inc.	1,909,503	79,378
	DENTSPLY International Inc.	1,896,174	75,107
*	Hologic Inc.	3,539,778	70,902
*	IDEXX Laboratories Inc.	760,524	70,577
*	Hospira Inc.	2,208,098	68,981
*	Onyx Pharmaceuticals Inc.	870,596	65,756
	Cooper Cos. Inc.	639,929	59,181
	Universal Health Services Inc. Class B	1,196,850	57,868
	Omnicare Inc.	1,492,800	53,890

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	MEDNAX Inc.	664,295	52,825
*	Medivation Inc.	985,081	50,397
	PerkinElmer Inc.	1,525,249	48,411
*	Sirona Dental Systems Inc.	735,021	47,379
	Tenet Healthcare Corp.	1,388,782	45,094
*	Pharmacyclics Inc.	743,576	43,053
*	Covance Inc.	741,019	42,809
*	Ariad Pharmaceuticals Inc.	2,222,293	42,624
*	Endo Health Solutions Inc.	1,561,736	41,027
	Patterson Cos. Inc.	1,174,786	40,213
	Teleflex Inc.	545,998	38,935
	Community Health Systems Inc.	1,212,356	37,268
*	Cubist Pharmaceuticals Inc.	850,670	35,779
*	athenahealth Inc.	481,254	35,348
	Warner Chilcott plc Class A	2,846,385	34,270
*	United Therapeutics Corp.	638,525	34,110
*	Brookdale Senior Living Inc. Class A	1,304,453	33,029
	Techne Corp.	467,784	31,968
*	Health Management Associates Inc. Class A	3,427,059	31,940
*	Salix Pharmaceuticals Ltd.	784,788	31,768
*	Seattle Genetics Inc.	1,342,126	31,137
*	Alkermes plc	1,656,326	30,675
*	Myriad Genetics Inc.	1,119,115	30,496
*	HMS Holdings Corp.	1,149,863	29,804
*	Cepheid Inc.	878,618	29,706
*	Thoratec Corp.	786,323	29,503
*	Centene Corp.	686,809	28,159
*	WellCare Health Plans Inc.	573,128	27,906
*	Haemonetics Corp.	683,009	27,894
*	Bio-Rad Laboratories Inc. Class A	262,853	27,613
*	HealthSouth Corp.	1,277,826	26,975
*	Health Net Inc.	1,099,647	26,721
*,^	Incyte Corp. Ltd.	1,567,517	26,036
*,^	Arena Pharmaceuticals Inc.	2,886,488	26,036
	STERIS Corp.	735,063	25,529
	West Pharmaceutical Services Inc.	451,621	24,726
*	LifePoint Hospitals Inc.	653,445	24,668
*	Jazz Pharmaceuticals plc	459,791	24,461
*	Charles River Laboratories International Inc.	647,383	24,257
	Owens & Minor Inc.	846,235	24,126
*	Align Technology Inc.	865,594	24,020
*	PAREXEL International Corp.	801,111	23,705
	Hill-Rom Holdings Inc.	828,162	23,603
*	VCA Antech Inc.	1,114,357	23,457
*	Theravance Inc.	1,033,346	23,013
*	Team Health Holdings Inc.	762,952	21,950
^	Questcor Pharmaceuticals Inc.	811,029	21,671
*	ViroPharma Inc.	920,899	20,960
*	Allscripts Healthcare Solutions Inc.	2,175,365	20,492
*	PSS World Medical Inc.	669,754	19,342
*	Cyberonics Inc.	366,620	19,259
*	Alere Inc.	1,022,391	18,914
*	Bruker Corp.	1,218,360	18,604
*	Magellan Health Services Inc.	365,392	17,904
*,^	Vivus Inc.	1,332,224	17,878
	Chemed Corp.	259,372	17,790
*	MWI Veterinary Supply Inc.	161,314	17,744
*	Impax Laboratories Inc.	853,519	17,489
*	Medicines Co.	726,547	17,415
	Air Methods Corp.	463,062	17,082
*	Volcano Corp.	709,999	16,763
	Masimo Corp.	718,305	15,092
*	Immunogen Inc.	1,118,583	14,262
*	Infinity Pharmaceuticals Inc.	388,725	13,605

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Insulet Corp.	635,805	13,492
*	Neogen Corp.	297,255	13,472
*	Isis Pharmaceuticals Inc.	1,268,708	13,271
*	Acorda Therapeutics Inc.	530,881	13,198
	PDL BioPharma Inc.	1,867,394	13,165
*	ArthroCare Corp.	367,587	12,715
*	Amsurg Corp. Class A	422,491	12,679
*	HeartWare International Inc.	150,882	12,667
*	Medidata Solutions Inc.	322,974	12,657
*	DexCom Inc.	913,116	12,427
*	Auxilium Pharmaceuticals Inc.	653,930	12,117
	Analogic Corp.	161,578	12,005
*	Akorn Inc.	883,724	11,807
*	Hanger Inc.	430,670	11,783
*	Alnylam Pharmaceuticals Inc.	622,687	11,364
*	Nektar Therapeutics	1,520,724	11,269
	Meridian Bioscience Inc.	552,291	11,184
*	Sunrise Senior Living Inc.	773,823	11,128
*	Ironwood Pharmaceuticals Inc. Class A	1,003,219	11,126
*	Molina Healthcare Inc.	403,731	10,925
*,^	Exelixis Inc.	2,385,827	10,903
*,^	Dendreon Corp.	2,049,042	10,819
	Abaxis Inc.	287,906	10,681
	CONMED Corp.	378,202	10,571
*	Integra LifeSciences Holdings Corp.	268,458	10,462
*	Sarepta Therapeutics Inc.	405,008	10,449
*	NPS Pharmaceuticals Inc.	1,143,691	10,408
*	MedAssets Inc.	619,165	10,383
*	ICU Medical Inc.	169,896	10,352
*	Wright Medical Group Inc.	492,109	10,329
*	Orthofix International NV	250,929	9,869
*	Endologix Inc.	687,975	9,797
*	Acadia Healthcare Co. Inc.	419,509	9,787
	Quality Systems Inc.	554,394	9,624
*	Bio-Reference Labs Inc.	332,433	9,537
*,^	Opko Health Inc.	1,973,059	9,490
	Cantel Medical Corp.	315,715	9,386
^	Spectrum Pharmaceuticals Inc.	797,592	8,925
*	NuVasive Inc.	574,519	8,882
*	Emeritus Corp.	357,118	8,828
*	Exact Sciences Corp.	825,612	8,743
*	IPC The Hospitalist Co. Inc.	218,281	8,668
*	Affymax Inc.	451,731	8,583
*	InterMune Inc.	872,647	8,456
*	Halozyme Therapeutics Inc.	1,252,847	8,407
*	Luminex Corp.	493,608	8,273
*	Conceptus Inc.	393,727	8,272
*	NxStage Medical Inc.	697,004	7,841
*	Santarus Inc.	713,377	7,833
*	Kindred Healthcare Inc.	695,928	7,530
	Landauer Inc.	122,038	7,470
*	Synageva BioPharma Corp.	159,575	7,387
*	Merit Medical Systems Inc.	526,857	7,323
*	Quidel Corp.	390,178	7,285
*	Rigel Pharmaceuticals Inc.	1,119,269	7,275
*	Greatbatch Inc.	312,660	7,266
	Computer Programs & Systems Inc.	142,966	7,197
*,^	Sequenom Inc.	1,499,423	7,077
*	Capital Senior Living Corp.	370,788	6,930
*	Momenta Pharmaceuticals Inc.	574,627	6,769
*	Lexicon Pharmaceuticals Inc.	2,969,904	6,593
*	Omnicell Inc.	441,797	6,569
*	BioScrip Inc.	609,236	6,561
*	Neurocrine Biosciences Inc.	875,920	6,552

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Merrimack Pharmaceuticals Inc.	1,049,716	6,393
*	Dynavax Technologies Corp.	2,228,756	6,374
*,^	ABIOMED Inc.	470,416	6,332
*	Spectranetics Corp.	424,711	6,273
*	HealthStream Inc.	256,806	6,243
*	Idenix Pharmaceuticals Inc.	1,280,090	6,208
	Ensign Group Inc.	226,548	6,160
	Invacare Corp.	377,411	6,152
*,^	Accretive Health Inc.	523,353	6,050
*	Aegerion Pharmaceuticals Inc.	236,579	6,007
*	Genomic Health Inc.	217,666	5,934
*	AMN Healthcare Services Inc.	510,246	5,893
	Select Medical Holdings Corp.	621,400	5,860
*	MAKO Surgical Corp.	451,780	5,814
*	MAP Pharmaceuticals Inc.	365,120	5,736
*	Accuray Inc.	888,120	5,711
*	ExamWorks Group Inc.	403,470	5,645
*	Ligand Pharmaceuticals Inc. Class B	269,367	5,587
	National Healthcare Corp.	116,798	5,492
*,^	Antares Pharma Inc.	1,428,709	5,443
*	PharMerica Corp.	381,771	5,436
*	Emergent Biosolutions Inc.	333,909	5,356
*	Celldex Therapeutics Inc.	789,830	5,300
*	Optimer Pharmaceuticals Inc.	583,053	5,277
*	Array BioPharma Inc.	1,401,591	5,214
*	Pacira Pharmaceuticals Inc.	295,521	5,163
*	OraSure Technologies Inc.	710,184	5,099
*	Symmetry Medical Inc.	474,914	4,996
*	Achillion Pharmaceuticals Inc.	621,543	4,985
*	Vanguard Health Systems Inc.	395,649	4,847
	US Physical Therapy Inc.	174,627	4,809
*	Natus Medical Inc.	426,272	4,766
*	Synta Pharmaceuticals Corp.	528,230	4,765
	Hi-Tech Pharmacal Co. Inc.	133,675	4,676
*,^	MannKind Corp.	2,008,998	4,641
*	Corvel Corp.	103,500	4,640
*	Vocera Communications Inc.	184,841	4,639
*	Healthways Inc.	429,460	4,595
*	Triple-S Management Corp. Class B	248,321	4,586
*	Orexigen Therapeutics Inc.	867,742	4,573
*	Cynosure Inc. Class A	188,057	4,534
*	Dyax Corp.	1,299,683	4,523
*	Amedisys Inc.	400,784	4,517
*,^	AVANIR Pharmaceuticals Inc.	1,709,532	4,496
*	XenoPort Inc.	574,546	4,464
*	Depomed Inc.	716,898	4,438
*	Cambrex Corp.	387,997	4,415
*	LHC Group Inc.	206,810	4,405
*	Protalix BioTherapeutics Inc.	833,794	4,327
	Universal American Corp.	492,514	4,231
*	SurModics Inc.	188,088	4,206
	Atrion Corp.	20,144	3,948
*	AngioDynamics Inc.	349,459	3,841
*	Sangamo Biosciences Inc.	638,368	3,837
*,^	Raptor Pharmaceutical Corp.	652,321	3,816
*	Fluidigm Corp.	262,389	3,755
*,^	ZIOPHARM Oncology Inc.	890,158	3,703
*	Cadence Pharmaceuticals Inc.	772,043	3,698
*	AMAG Pharmaceuticals Inc.	250,513	3,685
*	Gentiva Health Services Inc.	351,697	3,535
*	GenMark Diagnostics Inc.	388,148	3,493
*	Curis Inc.	1,006,243	3,451
*,^	Celsion Corp.	415,693	3,404
*	Astex Pharmaceuticals	1,162,975	3,384

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Obagi Medical Products Inc.	247,027	3,357
*	Immunomedics Inc.	1,136,337	3,318
*	AVEO Pharmaceuticals Inc.	410,594	3,305
*,^	Navidea Biopharmaceuticals Inc.	1,162,408	3,290
*	ACADIA Pharmaceuticals Inc.	687,467	3,197
*	Synergy Pharmaceuticals Inc.	606,975	3,193
*	Vascular Solutions Inc.	198,657	3,139
	Young Innovations Inc.	78,876	3,108
*	Five Star Quality Care Inc.	609,543	3,054
*	Endocyte Inc.	339,001	3,044
*	Tornier NV	181,277	3,044
*	Vical Inc.	1,029,402	2,996
*	PROLOR Biotech Inc.	604,565	2,993
*	Novavax Inc.	1,575,092	2,977
*,^	Greenway Medical Technologies	191,577	2,943
*	Providence Service Corp.	170,532	2,897
*	RTI Biologics Inc.	670,210	2,862
*	Affymetrix Inc.	892,373	2,829
	CryoLife Inc.	443,435	2,763
*	Staar Surgical Co.	450,789	2,750
	Enzon Pharmaceuticals Inc.	613,601	2,718
*	Cardiovascular Systems Inc.	212,823	2,671
*	Repros Therapeutics Inc.	168,596	2,655
*	Repligen Corp.	409,388	2,575
*	Sciclone Pharmaceuticals Inc.	590,938	2,547
*,^	PhotoMedex Inc.	172,998	2,510
*	XOMA Corp.	1,032,232	2,472
	Assisted Living Concepts Inc. Class A	251,564	2,453
*,^	Clovis Oncology Inc.	151,344	2,421
*,^	Keryx Biopharmaceuticals Inc.	913,591	2,394
*	Geron Corp.	1,641,396	2,314
*	Threshold Pharmaceuticals Inc.	533,911	2,248
*	Cerus Corp.	705,390	2,229
*,^	Unilife Corp.	967,277	2,196
*	Chindex International Inc.	208,690	2,191
*	Anika Therapeutics Inc.	218,181	2,169
	Almost Family Inc.	104,691	2,121
*	Palomar Medical Technologies Inc.	228,609	2,105
*	Epocrates Inc.	238,481	2,103
*	OncoGenex Pharmaceutical Inc.	156,999	2,060
*	Arqule Inc.	737,945	2,059
*,^	Cytori Therapeutics Inc.	727,489	2,051
*	NewLink Genetics Corp.	162,961	2,037
*	Furiex Pharmaceuticals Inc.	103,301	1,990
*	BioMimetic Therapeutics Inc.	273,111	1,977
*	Sagent Pharmaceuticals Inc.	120,461	1,938
*	Merge Healthcare Inc.	747,332	1,846
*	Albany Molecular Research Inc.	341,357	1,802
*,^	Osiris Therapeutics Inc.	199,093	1,788
*	Exactech Inc.	103,335	1,751
*	GTx Inc.	412,329	1,732
*	Rockwell Medical Technologies Inc.	213,628	1,720
*	Rochester Medical Corp.	167,295	1,686
*,^	Galena Biopharma Inc.	1,098,769	1,681
*	Pozen Inc.	335,151	1,679
*,^	Peregrine Pharmaceuticals Inc.	1,264,327	1,669
*	Solta Medical Inc.	616,867	1,647
*	Insmed Inc.	245,772	1,644
*	Progenics Pharmaceuticals Inc.	550,309	1,640
*	Omeros Corp.	315,689	1,638
*	Alphatec Holdings Inc.	989,644	1,633
*	Skilled Healthcare Group Inc.	253,630	1,616
*	Cross Country Healthcare Inc.	336,160	1,614
*	Targacept Inc.	363,076	1,590

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Harvard Bioscience Inc.	360,542	1,579
	Pain Therapeutics Inc.	572,446	1,551
*	Vanda Pharmaceuticals Inc.	407,489	1,508
*	Nanosphere Inc.	517,958	1,492
	National Research Corp.	27,488	1,490
	Utah Medical Products Inc.	40,567	1,462
*	Sunesis Pharmaceuticals Inc.	341,384	1,434
*	Anacor Pharmaceuticals Inc.	275,339	1,432
*	Cutera Inc.	157,114	1,414
*	Oncothyreon Inc.	724,015	1,390
*	PDI Inc.	177,317	1,348
*	Trius Therapeutics Inc.	279,422	1,336
*,^	Hansen Medical Inc.	627,239	1,305
*,^	Ampio Pharmaceuticals Inc.	360,384	1,294
*	Synergetics USA Inc.	260,567	1,251
*	SIGA Technologies Inc.	476,000	1,247
*	Amicus Therapeutics Inc.	462,581	1,240
*	TESARO Inc.	71,419	1,211
	Psychemedics Corp.	112,607	1,210
*	Enzo Biochem Inc.	441,417	1,192
*	Corcept Therapeutics Inc.	821,798	1,175
*	Discovery Laboratories Inc.	528,390	1,115
*	Zogenix Inc.	816,110	1,085
*,^	Savient Pharmaceuticals Inc.	1,006,733	1,057
*	AtriCure Inc.	148,858	1,027
*	Supernus Pharmaceuticals Inc.	140,974	1,011
*	CardioNet Inc.	442,809	1,010
*	Agenus Inc.	244,287	1,002
*,^	Biotime Inc.	317,442	997
*	Lannett Co. Inc.	196,274	973
*,^	Horizon Pharma Inc.	410,009	955
*	Complete Genomics Inc.	297,763	938
*,^	Delcath Systems Inc.	745,565	917
*	RadNet Inc.	349,478	884
*	EnteroMedics Inc.	314,317	880
*	Cytokinetics Inc.	1,317,541	870
*	Durect Corp.	938,091	863
*,^	Biolase Inc.	466,248	863
*	Icad Inc.	179,126	858
*	BioClinica Inc.	146,670	839
*	Theragenics Corp.	505,923	804
*	Myrexis Inc.	283,242	802
*	Pacific Biosciences of California Inc.	471,061	801
*	Biospecifics Technologies Corp.	53,486	800
*	Sucampo Pharmaceuticals Inc. Class A	158,504	777
*,^	Cel-Sci Corp.	2,873,327	776
*	Digirad Corp.	377,221	773
	Maxygen Inc.	308,682	759
*,^	Zalicus Inc.	1,114,369	724
*,^	Cleveland Biolabs Inc.	535,493	712
*	Cell Therapeutics Inc.	524,870	682
*,^	Alexza Pharmaceuticals Inc.	135,961	673
*	Inovio Pharmaceuticals Inc.	1,332,000	665
*,^	MELA Sciences Inc.	344,762	617
*	BioCryst Pharmaceuticals Inc.	425,176	604
*	Zeltiq Aesthetics Inc.	128,907	597
*	Cumberland Pharmaceuticals Inc.	136,811	575
*	Metabolix Inc.	386,346	572
*,^	CytRx Corp.	298,203	558
*	Transcept Pharmaceuticals Inc.	123,149	548
*,^	Apricus Biosciences Inc.	274,736	547
*,^	Aastrom Biosciences Inc.	433,888	547
*	Codexis Inc.	245,644	543
*	LCA-Vision Inc.	190,406	543

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*,^	StemCells Inc.	326,557	532
*	TranS1 Inc.	200,063	496
*	Chelsea Therapeutics International Ltd.	618,986	470
*	Columbia Laboratories Inc.	725,979	461
*,^	Anthera Pharmaceuticals Inc.	734,103	455
*	Verastem Inc.	50,000	439
*	Cornerstone Therapeutics Inc.	89,087	421
*	Hemispherx Biopharma Inc.	1,666,987	418
*	Cardica Inc.	379,938	418
*	Medical Action Industries Inc.	153,479	413
*	Alliance HealthCare Services Inc.	62,748	400
*	Strategic Diagnostics Inc.	365,605	391
*,^	BSD Medical Corp.	257,082	388
*	Bovie Medical Corp.	155,493	376
*	Arrowhead Research Corp.	172,890	370
*	Sharps Compliance Corp.	156,325	353
*	Vision Sciences Inc.	273,044	325
	Biota Pharmaceuticals Inc.	77,957	311
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
	Heska Corp.	37,313	302
*,^	Acura Pharmaceuticals Inc.	135,912	302
	Daxor Corp.	37,940	288
*,^	Biosante Pharmaceuticals Inc.	228,098	283
*,^	ADVENTRX Pharmaceuticals Inc.	495,914	283
*	GenVec Inc.	189,152	253
*	Pernix Therapeutics Holdings	31,684	246
*	Hooper Holmes Inc.	538,559	214
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	216,285	205
*	Idera Pharmaceuticals Inc.	197,758	176
*	Entremed Inc.	116,957	161
*	Alimera Sciences Inc.	90,458	142
*,^	Stereotaxis Inc.	54,377	142
*	Authentidate Holding Corp.	131,342	123
*	ThermoGenesis Corp.	123,286	104
*	Palatin Technologies Inc.	163,996	98
*	Biodel Inc.	34,273	81
*	Retractable Technologies Inc.	74,206	65
*	ERBA Diagnostics Inc.	61,375	55
*	ProPhase Labs Inc.	29,809	40
*	PURE Bioscience Inc.	14,337	9
*	Allos Therapeutics Inc.	1,083,000	—
*	Neurogen Corp. H3 CVR	2,800	—
			24,644,932
Industrials (11.1%)
	General Electric Co.	141,246,422	2,964,762
	United Technologies Corp.	11,587,237	950,269
	3M Co.	8,785,486	815,732
	Union Pacific Corp.	6,335,567	796,507
	Caterpillar Inc.	8,738,894	782,830
	Boeing Co.	9,554,061	719,994
	United Parcel Service Inc. Class B	9,716,171	716,373
	Honeywell International Inc.	9,919,721	629,605
	Emerson Electric Co.	9,729,512	515,275
	Danaher Corp.	7,906,589	441,978
	Deere & Co.	4,977,463	430,152
	Precision Castparts Corp.	1,944,375	368,304
	FedEx Corp.	3,991,038	366,058
	Illinois Tool Works Inc.	5,644,317	343,231
	Lockheed Martin Corp.	3,688,879	340,447
	Eaton Corp. plc	6,196,661	335,859
	General Dynamics Corp.	4,011,357	277,867
	CSX Corp.	13,912,106	274,486

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Norfolk Southern Corp.	4,274,233	264,319
Cummins Inc.	2,419,844	262,190
Raytheon Co.	4,441,558	255,656
Northrop Grumman Corp.	3,141,675	212,314
PACCAR Inc.	4,492,476	203,105
Waste Management Inc.	5,891,078	198,765
Ingersoll-Rand plc	4,123,549	197,765
Tyco International Ltd.	6,151,814	179,941
Fastenal Co.	3,763,619	175,723
Parker Hannifin Corp.	1,999,207	170,053
Dover Corp.	2,445,477	160,692
WW Grainger Inc.	792,526	160,384
Rockwell Automation Inc.	1,886,317	158,432
Stanley Black & Decker Inc.	2,136,677	158,050
Roper Industries Inc.	1,307,144	145,720
ADT Corp.	3,092,774	143,783
Pentair Ltd.	2,800,606	137,650
CH Robinson Worldwide Inc.	2,157,874	136,421
* Delta Air Lines Inc.	11,363,172	134,881
Fluor Corp.	2,231,223	131,062
Kansas City Southern	1,470,052	122,720
AMETEK Inc.	3,240,974	121,763
Republic Services Inc. Class A	4,148,887	121,687
Expeditors International of Washington Inc.	2,813,590	111,277
* Stericycle Inc.	1,144,628	106,759
Rockwell Collins Inc.	1,804,574	104,972
* United Continental Holdings Inc.	4,441,181	103,835
Southwest Airlines Co.	9,929,520	101,678
Flowserve Corp.	683,317	100,311
L-3 Communications Holdings Inc.	1,291,380	98,946
* Verisk Analytics Inc. Class A	1,883,604	96,064
Pall Corp.	1,552,868	93,576
Textron Inc.	3,754,031	93,062
Joy Global Inc.	1,414,865	90,240
TransDigm Group Inc.	653,339	89,089
Equifax Inc.	1,601,860	86,693
Masco Corp.	4,812,972	80,184
* Quanta Services Inc.	2,797,928	76,355
JB Hunt Transport Services Inc.	1,257,605	75,092
* Jacobs Engineering Group Inc.	1,735,058	73,861
* IHS Inc. Class A	747,232	71,734
* B/E Aerospace Inc.	1,390,405	68,686
* Hertz Global Holdings Inc.	4,220,981	68,675
Xylem Inc.	2,479,838	67,204
* AGCO Corp.	1,299,074	63,811
* Fortune Brands Home & Security Inc.	2,147,294	62,744
Cintas Corp.	1,533,831	62,734
Donaldson Co. Inc.	1,890,397	62,081
Snap-on Inc.	777,211	61,392
Iron Mountain Inc.	1,899,471	58,979
KBR Inc.	1,968,546	58,899
Hubbell Inc. Class B	689,721	58,371
Robert Half International Inc.	1,800,044	57,277
Wabtec Corp.	639,964	56,022
* WABCO Holdings Inc.	854,730	55,720
* Owens Corning	1,504,248	55,642
Timken Co.	1,105,407	52,872
Waste Connections Inc.	1,563,962	52,846
IDEX Corp.	1,114,024	51,836
* Nielsen Holdings NV	1,689,051	51,668
Lincoln Electric Holdings Inc.	1,061,025	51,651
Carlisle Cos. Inc.	836,993	49,182
Nordson Corp.	771,480	48,696
* United Rentals Inc.	1,052,915	47,929

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Avery Dennison Corp.	1,370,513	47,858
	SPX Corp.	678,378	47,588
	Corrections Corp. of America	1,337,735	47,449
	Dun & Bradstreet Corp.	600,123	47,200
	MSC Industrial Direct Co. Inc. Class A	625,097	47,120
	Gardner Denver Inc.	661,492	45,312
*	Genesee & Wyoming Inc. Class A	591,702	45,017
	Manpower Inc.	1,060,113	44,991
	Towers Watson & Co. Class A	783,537	44,043
	Valmont Industries Inc.	320,132	43,714
	Triumph Group Inc.	667,594	43,594
	Kennametal Inc.	1,067,736	42,709
*	Sensata Technologies Holding NV	1,312,700	42,637
*	Copart Inc.	1,444,139	42,602
	Graco Inc.	809,111	41,661
*	Kirby Corp.	672,278	41,607
*	Terex Corp.	1,472,502	41,392
*	Clean Harbors Inc.	747,203	41,104
*	Shaw Group Inc.	879,824	41,009
*	Alaska Air Group Inc.	939,587	40,487
	URS Corp.	1,027,722	40,348
	Regal-Beloit Corp.	563,619	39,718
*	WESCO International Inc.	584,664	39,424
	Acuity Brands Inc.	566,281	38,354
	Trinity Industries Inc.	1,060,408	37,984
	Babcock & Wilcox Co.	1,424,551	37,323
*	Hexcel Corp.	1,328,033	35,804
*	Foster Wheeler AG	1,441,114	35,048
	Ryder System Inc.	683,542	34,129
	Toro Co.	788,754	33,901
	AO Smith Corp.	527,099	33,244
*	Oshkosh Corp.	1,102,691	32,695
	Landstar System Inc.	623,174	32,692
*	AECOM Technology Corp.	1,354,292	32,232
*	Middleby Corp.	250,160	32,073
	CLARCOR Inc.	667,080	31,873
	Woodward Inc.	826,947	31,532
	Robbins & Myers Inc.	518,442	30,821
	EMCOR Group Inc.	885,617	30,651
*	Teledyne Technologies Inc.	467,275	30,406
	Lennox International Inc.	577,738	30,343
*	Colfax Corp.	749,603	30,246
*	Old Dominion Freight Line Inc.	860,906	29,512
	Covanta Holding Corp.	1,601,688	29,503
*	US Airways Group Inc.	2,163,150	29,203
*,^	Polypore International Inc.	622,294	28,937
	Crane Co.	621,650	28,770
	Huntington Ingalls Industries Inc.	659,626	28,588
^	Pitney Bowes Inc.	2,679,846	28,514
	Exelis Inc.	2,488,611	28,047
*	Avis Budget Group Inc.	1,415,018	28,046
*	USG Corp.	998,881	28,039
	ITT Corp.	1,172,411	27,505
	Alliant Techsystems Inc.	437,272	27,093
	Belden Inc.	601,011	27,040
*	Spirit Aerosystems Holdings Inc. Class A	1,589,371	26,972
	Watsco Inc.	356,713	26,718
	Geo Group Inc.	943,962	26,620
*	Chart Industries Inc.	398,395	26,561
	Manitowoc Co. Inc.	1,671,160	26,204
*	Esterline Technologies Corp.	410,964	26,141
	Actuant Corp. Class A	921,721	25,725
	GATX Corp.	592,936	25,674
	Harsco Corp.	1,072,486	25,203

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* EnerSys Inc.	638,996	24,045
Macquarie Infrastructure Co. LLC	527,440	24,030
* Tetra Tech Inc.	845,107	22,353
Brady Corp. Class A	652,092	21,780
Deluxe Corp.	672,067	21,667
* Advisory Board Co.	462,376	21,635
^ RR Donnelley & Sons Co.	2,400,065	21,601
* Moog Inc. Class A	521,426	21,394
* Air Lease Corp.	990,412	21,294
Corporate Executive Board Co.	445,679	21,152
Applied Industrial Technologies Inc.	501,465	21,067
* Beacon Roofing Supply Inc.	628,658	20,922
Con-way Inc.	743,477	20,684
* General Cable Corp.	664,695	20,213
* MasTec Inc.	802,626	20,009
Healthcare Services Group Inc.	844,694	19,622
Rollins Inc.	878,182	19,355
Mueller Industries Inc.	381,479	19,085
UTi Worldwide Inc.	1,378,356	18,470
* FTI Consulting Inc.	559,054	18,449
Mine Safety Appliances Co.	430,882	18,403
* JetBlue Airways Corp.	3,215,189	18,359
Curtiss-Wright Corp.	558,560	18,338
HNI Corp.	601,546	18,082
Brink's Co.	630,861	17,998
Armstrong World Industries Inc.	353,587	17,937
* Acacia Research Corp.	664,132	17,035
* MRC Global Inc.	609,880	16,942
Simpson Manufacturing Co. Inc.	510,078	16,725
Herman Miller Inc.	775,726	16,616
* Hub Group Inc. Class A	492,460	16,547
Granite Construction Inc.	491,074	16,510
United Stationers Inc.	526,251	16,309
Franklin Electric Co. Inc.	262,169	16,299
Watts Water Technologies Inc. Class A	374,920	16,118
* Navistar International Corp.	734,931	15,999
HEICO Corp. Class A	492,624	15,754
* Atlas Air Worldwide Holdings Inc.	353,057	15,644
* GrafTech International Ltd.	1,612,371	15,140
Allegiant Travel Co. Class A	203,733	14,956
* RBC Bearings Inc.	298,557	14,949
KAR Auction Services Inc.	730,003	14,775
UniFirst Corp.	199,345	14,616
TAL International Group Inc.	400,213	14,560
* Spirit Airlines Inc.	817,273	14,482
ABM Industries Inc.	717,989	14,324
Steelcase Inc. Class A	1,091,952	13,911
Matson Inc.	562,468	13,904
Barnes Group Inc.	607,442	13,643
Forward Air Corp.	386,349	13,526
Lindsay Corp.	168,403	13,492
Briggs & Stratton Corp.	634,679	13,379
Interface Inc. Class A	826,610	13,292
ESCO Technologies Inc.	354,387	13,258
Amerco Inc.	103,914	13,177
* Trimas Corp.	468,529	13,100
Titan International Inc.	600,846	13,050
* II-VI Inc.	709,529	12,963
AZZ Inc.	334,750	12,864
Werner Enterprises Inc.	578,416	12,534
Generac Holdings Inc.	359,722	12,342
* DigitalGlobe Inc.	495,978	12,122
Seaboard Corp.	4,716	11,931
Raven Industries Inc.	452,487	11,928

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* On Assignment Inc.	587,993	11,925
Mueller Water Products Inc. Class A	2,077,713	11,656
Knight Transportation Inc.	793,350	11,607
Kaman Corp.	315,040	11,593
Aircastle Ltd.	924,384	11,592
* Aegion Corp. Class A	519,660	11,531
* EnPro Industries Inc.	274,205	11,215
* ACCO Brands Corp.	1,498,764	11,001
* Mobile Mini Inc.	514,838	10,724
* Orbital Sciences Corp.	772,790	10,641
* Swift Transportation Co.	1,157,693	10,558
Kaydon Corp.	425,143	10,174
* Huron Consulting Group Inc.	301,609	10,161
* Korn/Ferry International	640,445	10,157
Cubic Corp.	210,980	10,121
AAR Corp.	528,708	9,876
Quanex Building Products Corp.	482,688	9,852
* Blount International Inc.	615,977	9,745
Knoll Inc.	633,673	9,733
* Exponent Inc.	174,315	9,732
Tennant Co.	221,366	9,729
* Team Inc.	250,859	9,543
Universal Forest Products Inc.	246,879	9,391
Insperity Inc.	287,662	9,366
Apogee Enterprises Inc.	374,449	8,976
* TrueBlue Inc.	569,732	8,973
McGrath RentCorp	308,335	8,948
Heartland Express Inc.	682,706	8,923
* Dycom Industries Inc.	444,353	8,798
Sauer-Danfoss Inc.	159,539	8,515
G&K Services Inc. Class A	247,881	8,465
Astec Industries Inc.	252,752	8,424
Standex International Corp.	163,930	8,408
SkyWest Inc.	668,649	8,331
* Sykes Enterprises Inc.	541,132	8,236
CIRCOR International Inc.	206,790	8,187
* GeoEye Inc.	264,626	8,132
* Wabash National Corp.	896,484	8,041
* Rexnord Corp.	376,988	8,030
Albany International Corp.	351,233	7,966
Altra Holdings Inc.	356,965	7,871
Griffon Corp.	676,210	7,749
* Proto Labs Inc.	192,921	7,605
* Navigant Consulting Inc.	679,728	7,586
American Science & Engineering Inc.	115,773	7,550
Cascade Corp.	117,040	7,526
* Rush Enterprises Inc. Class A	360,833	7,458
Encore Wire Corp.	242,916	7,363
* Thermon Group Holdings Inc.	322,502	7,266
Viad Corp.	267,325	7,261
Resources Connection Inc.	604,877	7,222
Sun Hydraulics Corp.	271,021	7,068
* Trex Co. Inc.	188,520	7,019
Gorman-Rupp Co.	234,777	7,003
* InnerWorkings Inc.	487,923	6,724
Quad/Graphics Inc.	329,501	6,719
John Bean Technologies Corp.	375,456	6,672
Great Lakes Dredge & Dock Corp.	742,049	6,627
* Taser International Inc.	715,376	6,395
* Tutor Perini Corp.	465,576	6,378
* DXP Enterprises Inc.	128,391	6,300
* Layne Christensen Co.	256,726	6,231
US Ecology Inc.	263,569	6,204
* Gibraltar Industries Inc.	389,721	6,204

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Federal Signal Corp.	807,913	6,148
*	ICF International Inc.	258,480	6,059
	Comfort Systems USA Inc.	497,364	6,048
*	MYR Group Inc.	269,763	6,002
	Kforce Inc.	414,472	5,939
	Kelly Services Inc. Class A	375,860	5,916
	H&E Equipment Services Inc.	392,261	5,911
*	GenCorp Inc.	645,275	5,904
*	Titan Machinery Inc.	237,274	5,861
*	Meritor Inc.	1,208,438	5,716
	Primoris Services Corp.	371,216	5,583
*	Greenbrier Cos. Inc.	340,113	5,500
	LB Foster Co. Class A	123,962	5,385
	Hyster-Yale Materials Handling Inc.	110,108	5,373
	Celadon Group Inc.	296,032	5,349
	AAON Inc.	256,026	5,343
*	Mistras Group Inc.	214,428	5,294
	Ennis Inc.	336,628	5,208
*	Aerovironment Inc.	234,391	5,096
*	GP Strategies Corp.	245,380	5,067
*	CAI International Inc.	228,197	5,009
*	Powell Industries Inc.	120,402	5,000
*	Builders FirstSource Inc.	862,284	4,812
*	Saia Inc.	205,873	4,760
	HEICO Corp.	103,377	4,627
*	Standard Parking Corp.	207,457	4,562
^	National Presto Industries Inc.	63,395	4,381
*	Kadant Inc.	163,131	4,325
*	Consolidated Graphics Inc.	121,423	4,240
*	Hawaiian Holdings Inc.	634,030	4,166
*	Roadrunner Transportation Systems Inc.	226,974	4,117
	Douglas Dynamics Inc.	285,248	4,105
*	Engility Holdings Inc.	212,239	4,088
	American Railcar Industries Inc.	127,684	4,051
	Marten Transport Ltd.	217,018	3,991
	Barrett Business Services Inc.	104,726	3,989
*	Columbus McKinnon Corp.	240,123	3,967
	Kimball International Inc. Class B	337,270	3,916
	Aceto Corp.	387,771	3,893
	Global Power Equipment Group Inc.	220,801	3,787
*	American Woodmark Corp.	135,823	3,779
*,^	Capstone Turbine Corp.	4,235,971	3,770
*	Wesco Aircraft Holdings Inc.	284,433	3,757
	FreightCar America Inc.	167,030	3,745
*,^	XPO Logistics Inc.	214,919	3,735
	Multi-Color Corp.	152,666	3,662
	Alamo Group Inc.	109,582	3,577
*	WageWorks Inc.	200,841	3,575
	Heidrick & Struggles International Inc.	231,822	3,538
*	NCI Building Systems Inc.	253,345	3,522
*	Lydall Inc.	244,672	3,509
*	KEYW Holding Corp.	272,317	3,456
*	EnerNOC Inc.	293,519	3,449
*	Kratos Defense & Security Solutions Inc.	676,360	3,402
*	Astronics Corp.	147,467	3,374
*	Republic Airways Holdings Inc.	583,014	3,312
*	EnergySolutions Inc.	1,050,114	3,276
*	Flow International Corp.	935,714	3,275
*	CBIZ Inc.	539,156	3,186
*	Echo Global Logistics Inc.	175,061	3,146
	Insteel Industries Inc.	251,874	3,143
	Arkansas Best Corp.	315,304	3,011
	Houston Wire & Cable Co.	244,902	3,005
	CDI Corp.	169,772	2,908

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Michael Baker Corp.	113,450	2,828
*	Northwest Pipe Co.	118,499	2,827
*,^	Zipcar Inc.	338,130	2,786
	SeaCube Container Leasing Ltd.	146,538	2,762
*	NN Inc.	300,535	2,753
*	Air Transport Services Group Inc.	670,267	2,688
	Graham Corp.	134,795	2,629
*	Commercial Vehicle Group Inc.	316,472	2,598
*	CRA International Inc.	130,048	2,571
*,^	Odyssey Marine Exploration Inc.	862,369	2,561
	Pike Electric Corp.	266,363	2,544
*	Orion Marine Group Inc.	342,820	2,506
*,^	Swisher Hygiene Inc.	1,420,538	2,486
	Schawk Inc. Class A	187,435	2,467
*	Furmanite Corp.	452,369	2,429
	Dynamic Materials Corp.	173,820	2,416
*	Park-Ohio Holdings Corp.	109,469	2,333
*	TMS International Corp. Class A	183,822	2,301
	Miller Industries Inc.	149,815	2,285
	Met-Pro Corp.	227,409	2,204
*	Franklin Covey Co.	170,414	2,198
*	Pendrell Corp.	1,700,074	2,159
*	LMI Aerospace Inc.	110,258	2,132
*	Ducommun Inc.	129,869	2,100
*	Ameresco Inc. Class A	213,969	2,099
*	RPX Corp.	220,036	1,989
*	Heritage-Crystal Clean Inc.	131,526	1,974
*	Patriot Transportation Holding Inc.	68,638	1,951
	LSI Industries Inc.	265,399	1,860
*	Cenveo Inc.	682,434	1,843
*	Sterling Construction Co. Inc.	185,132	1,840
	Twin Disc Inc.	104,708	1,825
	Ampco-Pittsburgh Corp.	90,947	1,817
*	Hudson Global Inc.	400,220	1,793
*	PMFG Inc.	195,310	1,775
*	Energy Recovery Inc.	520,937	1,771
*	FuelCell Energy Inc.	1,897,843	1,740
	Argan Inc.	95,281	1,715
*	Hurco Cos. Inc.	74,207	1,707
^	Acorn Energy Inc.	211,406	1,651
*	PowerSecure International Inc.	209,706	1,638
*	Accuride Corp.	507,606	1,629
*	Pacer International Inc.	415,203	1,619
*	Quality Distribution Inc.	268,145	1,609
	Preformed Line Products Co.	26,909	1,599
*,^	American Superconductor Corp.	602,395	1,578
*	Willis Lease Finance Corp.	105,689	1,512
*	Edgen Group Inc.	202,158	1,427
*	American Reprographics Co.	556,358	1,424
*,^	Genco Shipping & Trading Ltd.	396,249	1,383
*	Vicor Corp.	252,789	1,370
*	Casella Waste Systems Inc. Class A	308,810	1,353
	Hardinge Inc.	135,779	1,350
*	Dolan Co.	346,844	1,349
	International Shipholding Corp.	81,256	1,339
	Courier Corp.	120,593	1,327
	Intersections Inc.	135,760	1,287
*	Sparton Corp.	92,142	1,278
*	Metalico Inc.	651,835	1,278
*	TRC Cos. Inc.	217,977	1,269
*	BlueLinx Holdings Inc.	439,473	1,235
*	AT Cross Co. Class A	114,331	1,233
*	Covenant Transportation Group Inc. Class A	208,915	1,155
	VSE Corp.	46,438	1,138

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Hill International Inc.	302,887	1,109
*	PGT Inc.	242,104	1,089
	Ceco Environmental Corp.	107,251	1,067
*	API Technologies Corp.	358,373	1,054
*	Astronics Corp. Class B	45,070	1,032
	Eastern Co.	60,712	960
*	Fuel Tech Inc.	224,368	942
	Coleman Cable Inc.	90,489	839
	Innovative Solutions & Support Inc.	238,921	822
*	Tecumseh Products Co. Class A	168,953	781
*	Ultralife Corp.	233,201	756
*	Orion Energy Systems Inc.	437,525	726
	Lawson Products Inc.	71,807	711
*	Key Technology Inc.	64,325	672
	PAM Transportation Services Inc.	61,693	631
	Hubbell Inc. Class A	7,600	590
	LS Starrett Co. Class A	58,996	572
	Baltic Trading Ltd.	187,566	559
	Omega Flex Inc.	44,518	550
*	Magnetek Inc.	51,674	532
*	Active Power Inc.	158,780	532
*	Integrated Electrical Services Inc.	113,196	528
	Sypris Solutions Inc.	124,211	492
*	USA Truck Inc.	139,893	480
*	Perma-Fix Environmental Services	666,988	454
*	Virco Manufacturing Corp.	159,526	413
*	Supreme Industries Inc. Class A	101,940	348
*	Xerium Technologies Inc.	110,079	336
*	Eagle Bulk Shipping Inc.	193,463	290
*	Innotrac Corp.	73,831	225
*	Broadwind Energy Inc.	91,517	199
	Standard Register Co.	262,144	165
*	Frozen Food Express Industries	185,060	165
*,^	Ocean Power Technologies Inc.	72,349	156
*,^	Ascent Solar Technologies Inc.	251,080	156
*,^	Plug Power Inc.	270,234	135
*,^	Altair Nanotechnologies Inc.	45,918	101
*	Lime Energy Co.	117,752	68
*	Arotech Corp.	17,932	18
			23,291,784
Information Technology (18.4%)
	Apple Inc.	12,539,748	6,684,062
	International Business Machines Corp.	14,522,688	2,781,821
	Microsoft Corp.	100,930,764	2,697,879
*	Google Inc. Class A	3,504,427	2,485,935
	Oracle Corp.	52,251,020	1,741,004
	QUALCOMM Inc.	22,785,895	1,413,181
	Cisco Systems Inc.	71,659,437	1,408,108
	Intel Corp.	66,925,509	1,380,673
	Visa Inc. Class A	7,056,763	1,069,664
*	eBay Inc.	15,514,799	791,565
*	EMC Corp.	28,074,813	710,293
	Mastercard Inc. Class A	1,441,197	708,031
	Accenture plc Class A	8,491,835	564,707
	Texas Instruments Inc.	15,219,966	470,906
	Hewlett-Packard Co.	26,377,441	375,879
	Automatic Data Processing Inc.	6,481,382	369,504
*	Facebook Inc. Class A	13,236,967	352,500
*	Yahoo! Inc.	15,054,380	299,582
*	Salesforce.com Inc.	1,766,498	296,948
*	Cognizant Technology Solutions Corp. Class A	3,994,041	295,759
	Corning Inc.	19,918,701	251,374
*	Adobe Systems Inc.	6,578,405	247,874
	Broadcom Corp. Class A	6,782,311	225,241

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Intuit Inc.	3,732,136	222,062
TE Connectivity Ltd.	5,722,936	212,435
Dell Inc.	19,723,359	199,798
Motorola Solutions Inc.	3,447,008	191,929
Applied Materials Inc.	16,554,108	189,379
* Symantec Corp.	9,390,015	176,626
Analog Devices Inc.	3,998,613	168,182
* Citrix Systems Inc.	2,501,052	164,444
* NetApp Inc.	4,860,181	163,059
Altera Corp.	4,275,204	147,238
Seagate Technology plc	4,778,132	145,638
* Fiserv Inc.	1,813,116	143,291
* SanDisk Corp.	3,227,869	140,606
* Teradata Corp.	2,253,180	139,449
Amphenol Corp. Class A	2,151,312	139,190
* Juniper Networks Inc.	7,037,030	138,418
* Red Hat Inc.	2,579,593	136,615
Paychex Inc.	4,363,009	135,864
* Equinix Inc.	643,878	132,768
Western Digital Corp.	2,973,613	126,349
Xilinx Inc.	3,503,351	125,770
* LinkedIn Corp. Class A	1,065,616	122,354
Xerox Corp.	17,467,816	119,131
Maxim Integrated Products Inc.	3,899,522	114,646
Fidelity National Information Services Inc.	3,149,384	109,630
Western Union Co.	8,049,598	109,555
* Rackspace Hosting Inc.	1,449,579	107,660
* Autodesk Inc.	3,029,295	107,086
KLA-Tencor Corp.	2,225,325	106,282
Linear Technology Corp.	3,077,063	105,543
Avago Technologies Ltd. Class A	3,280,103	103,848
* VMware Inc. Class A	1,098,504	103,413
* F5 Networks Inc.	1,056,166	102,607
NVIDIA Corp.	8,278,348	101,741
* Trimble Navigation Ltd.	1,679,648	100,409
* Akamai Technologies Inc.	2,371,533	97,019
* Alliance Data Systems Corp.	666,905	96,541
CA Inc.	4,387,195	96,431
* Lam Research Corp.	2,436,238	88,021
* Micron Technology Inc.	13,597,664	86,345
* BMC Software Inc.	2,131,012	84,516
Microchip Technology Inc.	2,588,392	84,356
Computer Sciences Corp.	2,077,346	83,198
* ANSYS Inc.	1,233,818	83,085
* VeriSign Inc.	2,088,024	81,057
Harris Corp.	1,514,400	74,145
* Nuance Communications Inc.	3,293,810	73,518
* Synopsys Inc.	1,992,623	63,445
Activision Blizzard Inc.	5,938,326	63,065
* Electronic Arts Inc.	4,253,921	61,810
* Avnet Inc.	1,899,028	58,129
* Gartner Inc.	1,248,410	57,452
* Arrow Electronics Inc.	1,467,012	55,864
* Flextronics International Ltd.	8,930,654	55,459
* NCR Corp.	2,125,745	54,164
* LSI Corp.	7,512,631	53,189
* Skyworks Solutions Inc.	2,549,738	51,760
IAC/InterActiveCorp	1,093,417	51,719
* Cree Inc.	1,471,725	50,009
Solera Holdings Inc.	935,130	50,001
FactSet Research Systems Inc.	563,530	49,624
* Cadence Design Systems Inc.	3,672,862	49,620
* TIBCO Software Inc.	2,181,884	48,023
Global Payments Inc.	1,054,986	47,791

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Jabil Circuit Inc.	2,465,063	47,551
	Marvell Technology Group Ltd.	6,402,869	46,485
	Total System Services Inc.	2,137,544	45,786
*	MICROS Systems Inc.	1,072,433	45,514
	FLIR Systems Inc.	2,038,820	45,486
*	Informatica Corp.	1,449,999	43,964
	Jack Henry & Associates Inc.	1,095,814	43,022
*	ON Semiconductor Corp.	6,086,356	42,909
*	VeriFone Systems Inc.	1,441,661	42,789
*	Teradyne Inc.	2,508,156	42,363
*	Concur Technologies Inc.	624,937	42,196
*	JDS Uniphase Corp.	3,111,685	42,132
*	SolarWinds Inc.	793,676	41,628
	SAIC Inc.	3,653,604	41,359
*	FleetCor Technologies Inc.	761,521	40,856
*	Riverbed Technology Inc.	2,035,125	40,133
*	CommVault Systems Inc.	570,566	39,774
*	Atmel Corp.	5,884,622	38,544
	Broadridge Financial Solutions Inc.	1,670,015	38,210
	AOL Inc.	1,255,464	37,174
*	NeuStar Inc. Class A	884,746	37,097
*	WEX Inc.	489,202	36,871
*	Parametric Technology Corp.	1,591,783	35,831
*	Cymer Inc.	394,424	35,668
*,^	3D Systems Corp.	666,693	35,568
*	Fortinet Inc.	1,686,709	35,539
	MercadoLibre Inc.	441,275	34,671
*	Aspen Technology Inc.	1,246,402	34,451
*	Ingram Micro Inc.	2,010,064	34,010
	National Instruments Corp.	1,306,900	33,731
*	Ultimate Software Group Inc.	339,970	32,097
*	CoStar Group Inc.	356,759	31,884
*	Compuware Corp.	2,873,360	31,233
*	Aruba Networks Inc.	1,493,417	30,988
*	Brocade Communications Systems Inc.	5,805,420	30,943
*	CoreLogic Inc.	1,128,378	30,376
	IPG Photonics Corp.	443,784	29,578
	MAXIMUS Inc.	455,177	28,776
	Lender Processing Services Inc.	1,127,097	27,749
	DST Systems Inc.	451,781	27,378
*	Zebra Technologies Corp.	690,693	27,130
	FEI Co.	481,537	26,706
*	NetSuite Inc.	377,323	25,394
*	Semtech Corp.	873,101	25,276
	Convergys Corp.	1,538,502	25,247
*,^	First Solar Inc.	813,143	25,110
	Molex Inc. Class A	1,116,969	24,931
*	Cirrus Logic Inc.	858,905	24,883
*	Microsemi Corp.	1,182,467	24,879
*	Polycom Inc.	2,358,919	24,674
	Diebold Inc.	798,784	24,451
*	Fairchild Semiconductor International Inc. Class A	1,686,500	24,286
	InterDigital Inc.	585,756	24,075
	Anixter International Inc.	376,136	24,065
*	Tech Data Corp.	522,147	23,773
*	Hittite Microwave Corp.	379,038	23,538
*	Itron Inc.	527,129	23,484
*	ACI Worldwide Inc.	523,997	22,893
*	Rovi Corp.	1,464,844	22,603
*	Silicon Laboratories Inc.	537,990	22,493
*	Arris Group Inc.	1,504,013	22,470
*	QLIK Technologies Inc.	1,025,337	22,270
	Lexmark International Inc. Class A	945,340	21,922
*	ViaSat Inc.	550,031	21,396

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Plantronics Inc.	578,003	21,311
*	Mentor Graphics Corp.	1,245,637	21,201
*	Ciena Corp.	1,333,679	20,939
	Cypress Semiconductor Corp.	1,913,211	20,739
*	Cavium Inc.	662,788	20,686
*	TiVo Inc.	1,656,408	20,407
	Molex Inc.	744,718	20,353
*	Finisar Corp.	1,231,978	20,081
*	NETGEAR Inc.	506,408	19,963
*	Vishay Intertechnology Inc.	1,875,100	19,932
	Fair Isaac Corp.	472,366	19,854
	Cognex Corp.	538,137	19,814
*	ValueClick Inc.	1,001,074	19,431
^	Dolby Laboratories Inc. Class A	654,150	19,186
*,^	Advanced Micro Devices Inc.	7,991,410	19,179
*	Vantiv Inc. Class A	935,125	19,095
	Littelfuse Inc.	307,505	18,976
*	Sourcefire Inc.	397,760	18,782
	j2 Global Inc.	592,897	18,131
	MKS Instruments Inc.	702,205	18,103
*	Progress Software Corp.	840,569	17,644
*	Acxiom Corp.	1,009,778	17,631
*	Tyler Technologies Inc.	361,359	17,504
*	Acme Packet Inc.	781,194	17,280
*	EchoStar Corp. Class A	497,366	17,020
*	Splunk Inc.	581,709	16,881
*	Entegris Inc.	1,814,880	16,661
*	RF Micro Devices Inc.	3,676,609	16,471
*	International Rectifier Corp.	921,082	16,331
*	Dealertrack Technologies Inc.	562,573	16,157
*	OSI Systems Inc.	252,046	16,141
*	Manhattan Associates Inc.	265,524	16,022
*,^	Fusion-io Inc.	693,902	15,911
	Coherent Inc.	314,247	15,907
*,^	VirnetX Holding Corp.	541,884	15,866
*	CACI International Inc. Class A	285,879	15,732
*	PMC - Sierra Inc.	3,010,482	15,685
*	Sapient Corp.	1,480,823	15,638
	ADTRAN Inc.	798,742	15,607
*	Veeco Instruments Inc.	523,017	15,440
	Heartland Payment Systems Inc.	517,684	15,272
*	Guidewire Software Inc.	507,330	15,078
*,^	ServiceNow Inc.	500,578	15,032
*	Universal Display Corp.	558,303	14,304
*	Euronet Worldwide Inc.	606,042	14,303
	Intersil Corp. Class A	1,703,855	14,125
*	Zynga Inc. Class A	5,887,206	13,953
*	Integrated Device Technology Inc.	1,906,176	13,915
*,^	VistaPrint NV	416,293	13,679
	Blackbaud Inc.	595,593	13,597
	NIC Inc.	815,143	13,319
*	SS&C Technologies Holdings Inc.	574,994	13,294
*	Cardtronics Inc.	557,230	13,229
*	Synaptics Inc.	439,814	13,181
*	Ultratech Inc.	347,143	12,948
*	Bottomline Technologies Inc.	486,159	12,830
	Power Integrations Inc.	381,493	12,822
*	Liquidity Services Inc.	310,351	12,681
*	Benchmark Electronics Inc.	762,174	12,667
*	QLogic Corp.	1,276,896	12,424
*	Netscout Systems Inc.	470,026	12,216
*	Sanmina Corp.	1,080,935	11,966
*	SYNNEX Corp.	346,237	11,904
*	Plexus Corp.	460,814	11,889

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Syntel Inc.	221,485	11,869
*	Take-Two Interactive Software Inc.	1,077,269	11,861
*	Electronics for Imaging Inc.	617,373	11,724
*	OpenTable Inc.	239,385	11,682
*	ScanSource Inc.	365,862	11,623
	Tessera Technologies Inc.	688,384	11,303
*	Comverse Technology Inc.	2,926,425	11,238
*	Spansion Inc. Class A	798,402	11,106
	Cabot Microelectronics Corp.	309,245	10,981
*	Insight Enterprises Inc.	627,334	10,897
	MTS Systems Corp.	213,170	10,857
*	MicroStrategy Inc. Class A	115,823	10,816
*	Rogers Corp.	217,217	10,787
*	TriQuint Semiconductor Inc.	2,202,625	10,661
*	Kulicke & Soffa Industries Inc.	885,185	10,613
*	BroadSoft Inc.	292,130	10,613
	Tellabs Inc.	4,632,940	10,563
*	OmniVision Technologies Inc.	743,900	10,474
*	RealPage Inc.	482,109	10,399
*	MEMC Electronic Materials Inc.	3,071,376	9,859
*	Cornerstone OnDemand Inc.	331,709	9,795
	Monolithic Power Systems Inc.	437,647	9,751
*	Ixia	573,162	9,732
*	Unisys Corp.	555,413	9,609
*	WebMD Health Corp.	669,157	9,596
*,^	Palo Alto Networks Inc.	178,809	9,570
*	Advent Software Inc.	440,510	9,418
*	Verint Systems Inc.	315,360	9,259
	EarthLink Inc.	1,391,851	8,991
*	Monster Worldwide Inc.	1,575,288	8,853
*	ATMI Inc.	420,702	8,784
*	ExactTarget Inc.	435,137	8,703
*	LivePerson Inc.	662,138	8,701
*	Infinera Corp.	1,467,006	8,523
*	Emulex Corp.	1,165,363	8,507
	Badger Meter Inc.	178,471	8,461
*	ExlService Holdings Inc.	316,973	8,400
*	Diodes Inc.	479,525	8,320
*	Comverse Inc.	286,833	8,183
	Mantech International Corp. Class A	313,771	8,139
*	CSG Systems International Inc.	447,051	8,127
*	Synchronoss Technologies Inc.	383,988	8,098
*	Rofin-Sinar Technologies Inc.	373,259	8,092
*	FARO Technologies Inc.	221,572	7,906
^	Ebix Inc.	489,946	7,873
*	Harmonic Inc.	1,547,260	7,845
*	Blucora Inc.	499,180	7,842
	Monotype Imaging Holdings Inc.	488,754	7,810
*	Web.com Group Inc.	518,214	7,670
*	Websense Inc.	492,503	7,407
*	Ellie Mae Inc.	266,723	7,402
	AVX Corp.	669,560	7,218
*	Accelrys Inc.	797,413	7,217
*,^	Freescale Semiconductor Ltd.	654,745	7,209
*	Advanced Energy Industries Inc.	521,975	7,209
*	Applied Micro Circuits Corp.	849,859	7,139
	Brooks Automation Inc.	872,340	7,022
*	Digital River Inc.	484,372	6,970
*	Cray Inc.	430,778	6,871
*	Measurement Specialties Inc.	198,773	6,830
	Loral Space & Communications Inc.	124,693	6,816
	Park Electrochemical Corp.	263,225	6,773
*	SPS Commerce Inc.	180,430	6,725
*	Interactive Intelligence Group Inc.	200,446	6,723

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Newport Corp.	494,363	6,649
	United Online Inc.	1,188,837	6,646
*	TNS Inc.	320,150	6,637
*	Infoblox Inc.	366,654	6,589
*	Bankrate Inc.	526,690	6,557
	Comtech Telecommunications Corp.	255,533	6,485
*	iGATE Corp.	411,167	6,484
*	Global Cash Access Holdings Inc.	819,561	6,425
*	TTM Technologies Inc.	695,438	6,398
*	Rambus Inc.	1,302,723	6,357
*	TeleTech Holdings Inc.	355,756	6,332
	Micrel Inc.	661,846	6,288
*	Intermec Inc.	628,656	6,199
*	Lattice Semiconductor Corp.	1,547,668	6,175
*	LogMeIn Inc.	273,657	6,133
*,^	RealD Inc.	536,925	6,019
	Booz Allen Hamilton Holding Corp.	429,460	5,978
*,^	Amkor Technology Inc.	1,394,431	5,926
*	Entropic Communications Inc.	1,104,919	5,845
*	Dice Holdings Inc.	633,039	5,811
*	comScore Inc.	417,161	5,749
*	Volterra Semiconductor Corp.	334,028	5,735
*	Constant Contact Inc.	401,888	5,711
*	MIPS Technologies Inc. Class A	722,064	5,647
	Black Box Corp.	230,662	5,614
*	Rudolph Technologies Inc.	416,906	5,607
*	Power-One Inc.	1,362,436	5,600
	Forrester Research Inc.	208,495	5,588
*	Silicon Image Inc.	1,096,251	5,437
	Daktronics Inc.	483,398	5,351
	EPIQ Systems Inc.	415,426	5,309
*	Checkpoint Systems Inc.	494,078	5,306
	Cass Information Systems Inc.	124,978	5,274
*	PROS Holdings Inc.	276,033	5,049
	Pegasystems Inc.	222,382	5,044
	Methode Electronics Inc.	487,020	4,885
*	InvenSense Inc.	433,561	4,817
*	Perficient Inc.	404,013	4,759
*	Ceva Inc.	301,896	4,755
*	Procera Networks Inc.	253,391	4,700
*	Sonus Networks Inc.	2,756,929	4,687
*	GT Advanced Technologies Inc.	1,551,469	4,685
*	Bazaarvoice Inc.	500,484	4,680
*	Stamps.com Inc.	184,306	4,645
*	Magnachip Semiconductor Corp.	291,409	4,639
*	Photronics Inc.	774,689	4,617
*	Extreme Networks	1,228,070	4,470
*	LTX-Credence Corp.	679,163	4,455
*	Millennial Media Inc.	355,312	4,452
*	Tangoe Inc.	374,758	4,448
*	Exar Corp.	495,770	4,412
*	Vocus Inc.	251,256	4,367
*	Internap Network Services Corp.	619,110	4,297
*	PDF Solutions Inc.	311,669	4,295
*	Silicon Graphics International Corp.	419,025	4,287
*,^	Higher One Holdings Inc.	402,777	4,245
*	Nanometrics Inc.	291,776	4,207
*	Demandware Inc.	153,325	4,189
*	DTS Inc.	250,092	4,177
	CTS Corp.	386,469	4,108
*	Virtusa Corp.	246,034	4,042
*	Super Micro Computer Inc.	393,436	4,013
*,^	Angie's List Inc.	333,901	4,004
*	SciQuest Inc.	244,223	3,873

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Quantum Corp.	3,085,262	3,826
*	Move Inc.	495,786	3,763
*	Fabrinet	285,417	3,750
	Electro Scientific Industries Inc.	372,910	3,710
*	Oplink Communications Inc.	237,129	3,695
*	support.com Inc.	883,447	3,693
*	Mercury Systems Inc.	401,176	3,691
*	NVE Corp.	65,653	3,643
*	Seachange International Inc.	374,400	3,620
*	Jive Software Inc.	248,506	3,611
*	Demand Media Inc.	384,245	3,570
*	XO Group Inc.	382,264	3,555
*	Avid Technology Inc.	459,684	3,484
	Electro Rent Corp.	225,162	3,463
*,^	Computer Task Group Inc.	189,121	3,448
*	Actuate Corp.	600,918	3,365
*	Anaren Inc.	172,550	3,356
*	KVH Industries Inc.	238,592	3,336
*	VASCO Data Security International Inc.	408,402	3,333
*	Lionbridge Technologies Inc.	827,322	3,326
*	Calix Inc.	409,741	3,151
*	Digi International Inc.	331,812	3,142
*	Integrated Silicon Solution Inc.	345,203	3,107
*	Envestnet Inc.	221,881	3,095
*	Symmetricom Inc.	535,791	3,092
*	ServiceSource International Inc.	525,523	3,074
	Cohu Inc.	283,435	3,072
*	CIBER Inc.	905,960	3,026
*	Saba Software Inc.	344,407	3,010
*	Multi-Fineline Electronix Inc.	147,819	2,987
*	IntraLinks Holdings Inc.	483,020	2,980
*	Globecomm Systems Inc.	262,689	2,968
*	SunPower Corp. Class A	522,616	2,937
*	GSI Group Inc.	338,133	2,928
*	CalAmp Corp.	350,226	2,914
*	FormFactor Inc.	638,738	2,913
	IXYS Corp.	317,956	2,906
*	MoneyGram International Inc.	217,838	2,895
*	Maxwell Technologies Inc.	348,232	2,887
*	Kemet Corp.	563,664	2,835
*	STEC Inc.	574,532	2,832
	Keynote Systems Inc.	200,604	2,827
*	Kopin Corp.	833,592	2,776
*	Brightcove Inc.	306,202	2,768
	American Software Inc. Class A	349,984	2,716
	ePlus Inc.	65,434	2,705
*	QuinStreet Inc.	400,295	2,690
*	Agilysys Inc.	319,178	2,672
*	Aviat Networks Inc.	789,839	2,599
	Telular Corp.	267,813	2,536
*	Net 1 UEPS Technologies Inc.	490,768	2,508
*	Zygo Corp.	158,613	2,490
*	Immersion Corp.	353,071	2,426
*	RealNetworks Inc.	320,582	2,424
*	PRGX Global Inc.	370,887	2,392
*	ANADIGICS Inc.	945,369	2,382
*	Active Network Inc.	484,708	2,380
	Supertex Inc.	134,855	2,367
*	Proofpoint Inc.	188,758	2,324
*	Imperva Inc.	73,487	2,317
*	ShoreTel Inc.	542,614	2,301
*	Guidance Software Inc.	189,061	2,244
*	Zix Corp.	800,412	2,241
*	M/A-COM Technology Solutions Holdings Inc.	149,359	2,236

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Pericom Semiconductor Corp.	275,649	2,214
*	Inphi Corp.	229,922	2,203
*	PLX Technology Inc.	605,811	2,199
	Richardson Electronics Ltd.	193,571	2,191
*	Datalink Corp.	253,845	2,170
*	Axcelis Technologies Inc.	1,539,897	2,140
*	Sigma Designs Inc.	404,350	2,082
*	Yelp Inc.	108,353	2,042
*	EPAM Systems Inc.	112,754	2,041
*,^	Parkervision Inc.	995,169	2,020
*	Pervasive Software Inc.	223,547	1,992
*	Vishay Precision Group Inc.	148,616	1,965
	Bel Fuse Inc. Class B	99,541	1,946
*	Mindspeed Technologies Inc.	413,310	1,934
*	Limelight Networks Inc.	869,610	1,931
*	Travelzoo Inc.	100,479	1,908
*	Rosetta Stone Inc.	152,127	1,877
*	Market Leader Inc.	283,855	1,859
*	Alpha & Omega Semiconductor Ltd.	216,529	1,819
*	Aeroflex Holding Corp.	252,929	1,771
*	Telenav Inc.	218,942	1,747
	Digimarc Corp.	84,402	1,747
*	Imation Corp.	369,487	1,726
*	Callidus Software Inc.	378,863	1,720
	Hackett Group Inc.	371,255	1,589
*	TeleCommunication Systems Inc. Class A	638,441	1,577
*	MoSys Inc.	450,206	1,567
*,^	OCZ Technology Group Inc.	812,173	1,551
	PC-Tel Inc.	215,187	1,549
	PC Connection Inc.	134,619	1,548
*	ModusLink Global Solutions Inc.	533,588	1,547
*	Reis Inc.	116,004	1,512
*	Oclaro Inc.	962,350	1,511
*	DSP Group Inc.	261,128	1,504
*	Rubicon Technology Inc.	244,664	1,495
*	Ipass Inc.	799,631	1,463
*	MaxLinear Inc.	289,188	1,452
	Tessco Technologies Inc.	64,277	1,423
*	GSI Technology Inc.	222,063	1,392
	Transact Technologies Inc.	192,561	1,390
*	Ultra Clean Holdings	281,883	1,384
*	Responsys Inc.	231,728	1,381
*,^	Glu Mobile Inc.	595,655	1,364
*	NeoPhotonics Corp.	230,922	1,326
	Unwired Planet Inc.	1,082,594	1,299
*	PC Mall Inc.	205,498	1,276
*	Numerex Corp. Class A	97,015	1,275
*	Intevac Inc.	275,610	1,260
	Aware Inc.	224,568	1,231
*	Emcore Corp.	282,023	1,213
*	Westell Technologies Inc. Class A	653,575	1,209
*	ID Systems Inc.	200,490	1,167
*	GSE Systems Inc.	528,356	1,141
	Concurrent Computer Corp.	199,855	1,137
*,^	QuickLogic Corp.	518,705	1,126
*	Innodata Inc.	294,376	1,113
	Marchex Inc. Class B	268,176	1,102
*	Echelon Corp.	445,959	1,093
*	AXT Inc.	386,611	1,086
*	TechTarget Inc.	194,777	1,081
	Rimage Corp.	158,529	1,059
*	FalconStor Software Inc.	454,255	1,058
*	Intermolecular Inc.	118,423	1,054
*	Online Resources Corp.	433,075	983

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	QAD Inc. Class A	67,864	977
*	Official Payments Holdings Inc. Class B	170,482	962
*	Dynamics Research Corp.	159,180	931
*	PAR Technology Corp.	184,916	906
*	Spark Networks Inc.	114,125	890
*,^	Wave Systems Corp. Class A	1,228,651	881
*	STR Holdings Inc.	348,664	879
*	Ikanos Communications Inc.	537,121	870
	MOCON Inc.	59,977	863
*,^	Research Frontiers Inc.	219,795	822
*,^	Carbonite Inc.	88,836	822
*	Identive Group Inc.	533,401	800
*,^	Mitek Systems Inc.	243,754	782
*	Synacor Inc.	142,428	779
*	LoJack Corp.	277,452	774
*	Edgewater Technology Inc.	201,084	764
	Evolving Systems Inc.	127,521	760
*	CyberOptics Corp.	100,886	749
*	StarTek Inc.	185,625	748
*	Mitel Networks Corp.	226,639	712
*	Radisys Corp.	228,907	682
*	Bsquare Corp.	230,553	680
*	Smith Micro Software Inc.	441,823	667
	TheStreet Inc.	395,735	661
*	Cinedigm Digital Cinema Corp. Class A	438,322	614
	Frequency Electronics Inc.	74,210	609
*,^	Microvision Inc.	314,342	600
	Sycamore Networks Inc.	265,048	594
*	Dot Hill Systems Corp.	619,244	581
*	Mattersight Corp.	115,122	572
*	Mattson Technology Inc.	652,960	549
*	NAPCO Security Technologies Inc.	143,058	521
*	Viasystems Group Inc.	40,770	497
*	Novatel Wireless Inc.	365,505	490
*	Newtek Business Services Inc.	261,770	487
*	MEMSIC Inc.	144,104	481
*	NCI Inc. Class A	101,589	476
	Crexendo Inc.	155,896	441
*,^	Hutchinson Technology Inc.	215,611	431
*	Pixelworks Inc.	190,441	427
*	Cascade Microtech Inc.	74,868	419
*,^	Document Security Systems Inc.	176,492	383
*	Autobytel Inc.	86,153	343
*	LRAD Corp.	289,775	319
*	Amtech Systems Inc.	81,490	262
*	Rainmaker Systems Inc.	344,423	251
*	Looksmart Ltd.	254,911	227
	QAD Inc. Class B	16,312	219
*	Planar Systems Inc.	152,240	218
*	Transwitch Corp.	322,489	197
*	Video Display Corp.	48,546	186
	Bel Fuse Inc. Class A	10,580	182
*	Information Services Group Inc.	154,004	177
*	Meru Networks Inc.	63,605	169
*	Performance Technologies Inc.	170,701	139
*	Pulse Electronics Corp.	432,720	134
*	Wireless Telecom Group Inc.	99,456	119
*	Selectica Inc.	16,769	106
*,^	Powerwave Technologies Inc.	324,637	101
*,^	Motricity Inc.	175,797	72
*	Intellicheck Mobilisa Inc.	98,702	64
*	WebMediaBrands Inc.	31,490	63
*	Lantronix Inc.	30,990	61
*	Management Network Group Inc.	25,306	58

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* BTU International Inc.	23,003	46
* Zhone Technologies Inc.	82,400	39
* Superconductor Technologies Inc.	115,555	34
* Qualstar Corp.	100	—
* Gerber Scientific Inc. CVR	388,581	—
* Allen Organ Co. Escrow Shares	11,462	—
		38,784,984
Materials (4.0%)
Monsanto Co.	7,129,330	674,791
EI du Pont de Nemours & Co.	12,445,757	559,686
Dow Chemical Co.	16,027,225	518,000
Praxair Inc.	3,988,734	436,567
Freeport-McMoRan Copper & Gold Inc.	12,698,238	434,280
Newmont Mining Corp.	6,637,294	308,236
Ecolab Inc.	3,912,999	281,345
PPG Industries Inc.	2,042,579	276,463
LyondellBasell Industries NV Class A	4,230,286	241,507
Air Products & Chemicals Inc.	2,832,089	237,952
Mosaic Co.	4,132,326	234,014
International Paper Co.	5,557,824	221,424
Nucor Corp.	4,246,726	183,374
Sherwin-Williams Co.	1,167,026	179,512
CF Industries Holdings Inc.	838,742	170,399
Eastman Chemical Co.	2,043,811	139,081
Alcoa Inc.	14,256,458	123,746
Sigma-Aldrich Corp.	1,613,699	118,736
FMC Corp.	1,835,034	107,386
Celanese Corp. Class A	2,127,830	94,752
Vulcan Materials Co.	1,729,038	89,996
Ball Corp.	1,967,621	88,051
Ashland Inc.	1,050,464	84,468
Airgas Inc.	875,839	79,955
Albemarle Corp.	1,196,885	74,350
MeadWestvaco Corp.	2,321,739	73,994
Cliffs Natural Resources Inc.	1,905,677	73,483
* Crown Holdings Inc.	1,992,200	73,333
International Flavors & Fragrances Inc.	1,089,658	72,506
Valspar Corp.	1,158,860	72,313
Royal Gold Inc.	859,548	69,890
Rock-Tenn Co. Class A	945,643	66,110
* WR Grace & Co.	951,335	63,958
Reliance Steel & Aluminum Co.	1,006,028	62,474
Martin Marietta Materials Inc.	612,582	57,754
RPM International Inc.	1,763,659	51,781
Packaging Corp. of America	1,312,294	50,484
Rockwood Holdings Inc.	993,815	49,154
Bemis Co. Inc.	1,379,920	46,172
^ United States Steel Corp.	1,929,037	46,046
* Owens-Illinois Inc.	2,090,146	44,457
Huntsman Corp.	2,767,107	43,997
Sealed Air Corp.	2,466,303	43,185
Aptargroup Inc.	890,486	42,494
Allegheny Technologies Inc.	1,361,339	41,330
Domtar Corp.	484,156	40,437
Cytec Industries Inc.	585,115	40,273
Sonoco Products Co.	1,345,745	40,009
Steel Dynamics Inc.	2,783,710	38,220
NewMarket Corp.	143,378	37,594
Eagle Materials Inc.	614,779	35,965
* Louisiana-Pacific Corp.	1,834,618	35,445
* Allied Nevada Gold Corp.	1,134,515	34,183
Cabot Corp.	846,283	33,674
Compass Minerals International Inc.	441,281	32,968
Carpenter Technology Corp.	597,192	30,833

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Walter Energy Inc.	831,316	29,828
*	Coeur d'Alene Mines Corp.	1,196,460	29,433
	Silgan Holdings Inc.	695,617	28,931
*	Chemtura Corp.	1,312,718	27,908
	Scotts Miracle-Gro Co. Class A	569,639	25,093
	Sensient Technologies Corp.	663,560	23,596
	PolyOne Corp.	1,138,711	23,252
	HB Fuller Co.	664,224	23,128
	Olin Corp.	1,063,972	22,971
	Hecla Mining Co.	3,812,556	22,227
	Westlake Chemical Corp.	265,588	21,061
	Commercial Metals Co.	1,412,609	20,991
*	Stillwater Mining Co.	1,543,438	19,725
	Georgia Gulf Corp.	458,830	18,941
	Minerals Technologies Inc.	468,992	18,722
	Tronox Ltd. Class A	1,025,453	18,715
	Worthington Industries Inc.	717,474	18,647
*	Resolute Forest Products	1,313,515	17,391
	Schweitzer-Mauduit International Inc.	424,764	16,579
	Intrepid Potash Inc.	753,291	16,038
	Buckeye Technologies Inc.	531,227	15,252
	Greif Inc. Class A	336,154	14,959
*	SunCoke Energy Inc.	931,179	14,517
	Kaiser Aluminum Corp.	230,270	14,205
	Balchem Corp.	383,532	13,961
	Innophos Holdings Inc.	291,337	13,547
	Stepan Co.	233,195	12,952
*	Clearwater Paper Corp.	305,269	11,954
*	Graphic Packaging Holding Co.	1,806,835	11,672
	KapStone Paper and Packaging Corp.	520,961	11,560
	Globe Specialty Metals Inc.	837,583	11,517
*	McEwen Mining Inc.	2,974,327	11,392
	A Schulman Inc.	390,115	11,286
*	Calgon Carbon Corp.	750,397	10,641
	Deltic Timber Corp.	149,322	10,545
*	RTI International Metals Inc.	381,528	10,515
	Koppers Holdings Inc.	273,569	10,437
*,^	Texas Industries Inc.	204,530	10,433
	AMCOL International Corp.	337,689	10,360
	Boise Inc.	1,301,217	10,345
*	Kraton Performance Polymers Inc.	426,354	10,245
	PH Glatfelter Co.	583,938	10,207
*,^	Molycorp Inc.	1,043,830	9,854
	Schnitzer Steel Industries Inc.	319,847	9,701
	Innospec Inc.	276,434	9,534
*	OM Group Inc.	424,533	9,425
	Quaker Chemical Corp.	171,854	9,256
	American Vanguard Corp.	291,581	9,059
*	LSB Industries Inc.	251,080	8,893
	Haynes International Inc.	160,410	8,320
*	Headwaters Inc.	944,704	8,087
	AK Steel Holding Corp.	1,737,421	7,992
*	Flotek Industries Inc.	618,219	7,542
	Materion Corp.	255,759	6,593
^	Gold Resource Corp.	418,063	6,442
*	Century Aluminum Co.	724,063	6,343
*	Horsehead Holding Corp.	588,087	6,004
^	Kronos Worldwide Inc.	304,941	5,946
	Tredegar Corp.	290,528	5,933
	Neenah Paper Inc.	203,625	5,797
	Myers Industries Inc.	343,906	5,210
	Wausau Paper Corp.	572,970	4,962
	Hawkins Inc.	121,637	4,700
*	Ferro Corp.	1,100,189	4,599

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Mercer International Inc.	608,434	4,356
*	OMNOVA Solutions Inc.	608,115	4,263
*	AEP Industries Inc.	69,711	4,129
	Zep Inc.	270,233	3,902
	Metals USA Holdings Corp.	212,054	3,709
*,^	Paramount Gold and Silver Corp.	1,593,686	3,697
*	Spartech Corp.	404,752	3,671
*	General Moly Inc.	863,505	3,463
*	AM Castle & Co.	219,483	3,242
*	Universal Stainless & Alloy	87,964	3,234
*	Landec Corp.	323,384	3,069
	Olympic Steel Inc.	137,084	3,035
^	US Silica Holdings Inc.	174,329	2,917
*	Zoltek Cos. Inc.	372,404	2,886
	Noranda Aluminum Holding Corp.	423,518	2,588
*	American Pacific Corp.	127,766	1,974
*,^	Golden Minerals Co.	423,863	1,946
*	Arabian American Development Co.	224,898	1,869
*	ADA-ES Inc.	104,847	1,770
*	Midway Gold Corp.	1,209,246	1,681
	KMG Chemicals Inc.	95,127	1,671
	Chase Corp.	87,854	1,634
*	United States Lime & Minerals Inc.	30,170	1,422
*	Penford Corp.	118,549	875
*	Senomyx Inc.	475,555	799
*	Handy & Harman Ltd.	47,178	711
*	Solitario Exploration & Royalty Corp.	368,557	619
*	Verso Paper Corp.	183,061	196
^	Titanium Metals Corp.	11,200	185
*,^	Clean Diesel Technologies Inc.	41,929	91
*	Continental Materials Corp.	3,495	52
			8,438,114
Telecommunication Services (2.7%)
	AT&T Inc.	77,172,321	2,601,479
	Verizon Communications Inc.	38,109,685	1,649,006
	CenturyLink Inc.	8,329,331	325,843
*	Crown Castle International Corp.	3,920,045	282,870
*	Sprint Nextel Corp.	40,136,433	227,574
*	SBA Communications Corp. Class A	1,625,130	115,417
	Windstream Corp.	7,862,989	65,106
^	Frontier Communications Corp.	13,341,145	57,100
*	tw telecom inc Class A	2,019,647	51,440
*	Level 3 Communications Inc.	2,030,632	46,928
*	MetroPCS Communications Inc.	4,130,453	41,057
	Telephone & Data Systems Inc.	1,267,725	28,067
*	Clearwire Corp. Class A	6,708,722	19,388
*,^	NII Holdings Inc.	2,292,445	16,345
*	Cincinnati Bell Inc.	2,490,979	13,651
	Cogent Communications Group Inc.	593,115	13,428
	Consolidated Communications Holdings Inc.	504,071	8,025
*	8x8 Inc.	927,623	6,855
*	Premiere Global Services Inc.	642,138	6,280
*	United States Cellular Corp.	173,736	6,123
*	Vonage Holdings Corp.	2,181,518	5,170
*	Leap Wireless International Inc.	767,242	5,102
	Atlantic Tele-Network Inc.	127,456	4,679
*	Iridium Communications Inc.	672,771	4,535
	Shenandoah Telecommunications Co.	285,886	4,377
*	General Communication Inc. Class A	385,747	3,699
*	Cbeyond Inc.	383,611	3,468
*	inContact Inc.	626,426	3,245
	USA Mobility Inc.	277,425	3,240
	NTELOS Holdings Corp.	216,276	2,835
	HickoryTech Corp.	288,112	2,803

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Lumos Networks Corp.	216,164	2,166
*,^	Towerstream Corp.	620,767	2,018
	IDT Corp. Class B	189,546	1,808
*	ORBCOMM Inc.	407,424	1,597
	Primus Telecommunications Group Inc.	127,729	1,388
*	Boingo Wireless Inc.	162,865	1,230
	Alaska Communications Systems Group Inc.	532,797	1,034
	Neutral Tandem Inc.	390,727	1,004
	Warwick Valley Telephone Co.	91,123	943
*	Fairpoint Communications Inc.	100,000	794
*,^	Elephant Talk Communications Corp.	600,829	601
			5,639,718
Utilities (3.4%)
	Duke Energy Corp.	9,419,191	600,944
	Southern Co.	11,702,313	500,976
	Dominion Resources Inc.	7,669,820	397,297
	NextEra Energy Inc.	5,372,503	371,723
	Exelon Corp.	11,418,377	339,583
	American Electric Power Co. Inc.	6,486,639	276,850
	FirstEnergy Corp.	5,594,546	233,628
	PG&E Corp.	5,704,871	229,222
	PPL Corp.	7,768,648	222,416
	Sempra Energy	3,071,626	217,901
	Consolidated Edison Inc.	3,918,058	217,609
	Public Service Enterprise Group Inc.	6,767,524	207,086
	Edison International	4,140,504	187,109
	Xcel Energy Inc.	6,522,153	174,207
	Northeast Utilities	4,197,820	164,051
	Entergy Corp.	2,369,703	151,069
	DTE Energy Co.	2,295,332	137,835
	Wisconsin Energy Corp.	3,079,362	113,474
	ONEOK Inc.	2,603,070	111,281
	CenterPoint Energy Inc.	5,425,517	104,441
	Ameren Corp.	3,242,316	99,604
	NRG Energy Inc.	4,306,804	99,013
	NiSource Inc.	3,807,356	94,765
	AES Corp.	8,495,846	90,906
	American Water Works Co. Inc.	2,357,730	87,542
	CMS Energy Corp.	3,541,223	86,335
	SCANA Corp.	1,668,199	76,137
	Pinnacle West Capital Corp.	1,464,980	74,685
	OGE Energy Corp.	1,319,331	74,292
*	Calpine Corp.	4,069,787	73,785
	Alliant Energy Corp.	1,482,780	65,109
	AGL Resources Inc.	1,570,262	62,763
	Pepco Holdings Inc.	3,058,181	59,971
	NV Energy Inc.	3,153,160	57,198
	Integrys Energy Group Inc.	1,046,112	54,628
	ITC Holdings Corp.	688,176	52,928
	MDU Resources Group Inc.	2,398,679	50,948
	UGI Corp.	1,502,621	49,151
	Westar Energy Inc.	1,687,731	48,303
	National Fuel Gas Co.	946,088	47,957
	Aqua America Inc.	1,866,977	47,459
	Questar Corp.	2,350,929	46,454
	TECO Energy Inc.	2,749,029	46,074
	Atmos Energy Corp.	1,204,797	42,312
	Great Plains Energy Inc.	2,049,951	41,634
	Cleco Corp.	811,650	32,474
	Hawaiian Electric Industries Inc.	1,290,244	32,437
	Vectren Corp.	1,092,297	32,114
	Piedmont Natural Gas Co. Inc.	959,653	30,047
	IDACORP Inc.	667,353	28,930
	Portland General Electric Co.	1,006,225	27,530

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

					Market
					Value
				Shares	($000)
	WGL Holdings Inc.			686,964	26,922
	Southwest Gas Corp.			613,563	26,021
	UIL Holdings Corp.			673,422	24,115
	UNS Energy Corp.			551,263	23,385
	New Jersey Resources Corp.			552,720	21,899
	PNM Resources Inc.			1,058,689	21,714
	South Jersey Industries Inc.			410,590	20,665
	Black Hills Corp.			560,725	20,377
	ALLETE Inc.			460,463	18,870
	Avista Corp.			781,292	18,837
	NorthWestern Corp.			495,228	17,199
	El Paso Electric Co.			503,083	16,053
	Northwest Natural Gas Co.			356,365	15,751
	MGE Energy Inc.			306,895	15,636
	CH Energy Group Inc.			186,762	12,181
	American States Water Co.			250,822	12,034
	Empire District Electric Co.			560,089	11,415
	Laclede Group Inc.			283,171	10,933
	Otter Tail Corp.			432,296	10,807
	California Water Service Group			526,365	9,659
	Chesapeake Utilities Corp.			125,428	5,694
	Ormat Technologies Inc.			244,325	4,711
	Middlesex Water Co.			236,771	4,631
	SJW Corp.			169,280	4,503
	Unitil Corp.			167,994	4,354
	Connecticut Water Service Inc.			139,906	4,166
	York Water Co.			164,572	2,892
	Artesian Resources Corp. Class A			95,030	2,132
	Delta Natural Gas Co. Inc.			74,169	1,450
	Genie Energy Ltd. Class B			196,911	1,398
	Consolidated Water Co. Ltd.			179,323	1,327
*	Cadiz Inc.			164,550	1,303
	RGC Resources Inc.			19,587	373
*	Pure Cycle Corp.			127,260	360
*	Synthesis Energy Systems Inc.			310,134	332
*,^	American DG Energy Inc.			140,793	325
					7,166,611
Total Common Stocks (Cost $175,465,722)					209,719,786

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)[1]
2,3	Vanguard Market Liquidity Fund	0.162%		1,373,387,773	1,373,388

			Maturity
			Date
U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae Discount Notes	0.097%	3/27/13	18,200	18,194
5,6	Federal Home Loan Bank Discount Notes	0.140%	2/13/13	10,000	9,999
					28,193
Total Temporary Cash Investments (Cost $1,401,582)					1,401,581
Total Investments (100.4%) (Cost $176,867,304)					211,121,367
Other Assets and Liabilities—Net (-0.4%)[3,5]					(751,710))
Net Assets (100%)					210,369,657

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2012

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $428,331,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $450,537,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $23,146,000 and cash of $18,200,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Total Stock Market Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Total Stock Market Index Fund (the “Fund”) as of December 31, 2012 and for the year then ended and have issued our unqualified report thereon dated February 11, 2013. Our audit included an audit of the Fund’s schedule of investments as of December 31, 2012. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 11, 2013

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA850 022013

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2012: $403,000 Fiscal Year Ended December 31, 2011: $392,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2012: $4,809,780
Fiscal Year Ended December 31, 2011: $3,978,540

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2012: $1,812,565
Fiscal Year Ended December 31, 2011: $1,341,750

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2012: $490,518
Fiscal Year Ended December 31, 2011: $373,830

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2012: $16,000
Fiscal Year Ended December 31, 2011: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2012: $506,518
Fiscal Year Ended December 31, 2011: $389,830

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics. (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2012

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 14, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.